UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2010

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2010

Table of Contents

Shareholder Letter	1

Expense Example	2

Seasons Strategies

Multi-Managed Growth Portfolio	8

Multi-Managed Moderate Growth Portfolio	34

Multi-Managed Income/Equity Portfolio	61

Multi-Managed Income Portfolio	87

Asset Allocation: Diversified Growth Portfolio	114

Stock Portfolio	161

Seasons Select

Large Cap Growth Portfolio	165

Large Cap Composite Portfolio	173

Large Cap Value Portfolio	183

Mid Cap Growth Portfolio	192

Mid Cap Value Portfolio	205

Small Cap Portfolio	217

International Equity Portfolio	231

Diversified Fixed Income Portfolio	243

Real Return Portfolio	270

Cash Management Portfolio	274

Seasons Focused

Focus Growth Portfolio	278

Focus TechNet Portfolio	281

Focus Growth and Income Portfolio	283

Focus Value Portfolio	285

Seasons Managed Allocation

Allocation Growth Portfolio	288

Allocation Moderate Growth Portfolio	290

Allocation Moderate Portfolio	292

Allocation Balanced Portfolio	294

Statements of Assets and Liabilities	296

Statements of Operations	304

Statements of Changes in Net Assets	308

Notes to Financial Statements	316

Financial Highlights	350

Approval of Advisory Contracts	365

Supplement to Prospectus	375

Proxy Vote	376

Dear Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by SunAmerica Annuity and Life Assurance Company and First SunAmerica Life Insurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2010.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
President and Chief Executive Officer,
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

November 1, 2010

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity.

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2010

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2010 and held until September 30, 2010. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2010'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2010'' column and the "Expense Ratio as of September 30, 2010'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2010'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2010'' column and the "Expense Ratio as of September 30, 2010'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2010'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2010

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2010	Ending Account Value Using Actual Return at September 30, 2010	Expenses Paid During the Six Months Ended September 30, 2010*	Beginning Account Value at April 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2010	Expenses Paid During the Six Months Ended September 30, 2010*	Expense Ratio as of September 30, 2010*
Multi-Managed Growth@
Class 1	$1,000.00	$986.90	$6.18	$1,000.00	$1,018.85	$6.28	1.24%
Class 2	$1,000.00	$985.50	$6.92	$1,000.00	$1,018.10	$7.03	1.39%
Class 3	$1,000.00	$985.48	$7.42	$1,000.00	$1,017.60	$7.54	1.49%
Multi-Managed Moderate Growth@
Class 1	$1,000.00	$996.26	$5.30	$1,000.00	$1,019.75	$5.37	1.06%
Class 2	$1,000.00	$996.24	$6.06	$1,000.00	$1,019.00	$6.12	1.21%
Class 3	$1,000.00	$995.49	$6.55	$1,000.00	$1,018.50	$6.63	1.31%
Multi-Managed Income/ Equity@
Class 1	$1,000.00	$1,024.03	$5.33	$1,000.00	$1,019.80	$5.32	1.05%
Class 2	$1,000.00	$1,023.26	$6.09	$1,000.00	$1,019.05	$6.07	1.20%
Class 3	$1,000.00	$1,023.29	$6.59	$1,000.00	$1,018.55	$6.58	1.30%
Multi-Managed Income@
Class 1	$1,000.00	$1,036.18	$5.31	$1,000.00	$1,019.85	$5.27	1.04%
Class 2	$1,000.00	$1,036.27	$6.07	$1,000.00	$1,019.10	$6.02	1.19%
Class 3	$1,000.00	$1,034.65	$6.58	$1,000.00	$1,018.60	$6.53	1.29%
Asset Allocation: Diversified Growth#@
Class 1	$1,000.00	$1,004.36	$5.07	$1,000.00	$1,020.00	$5.11	1.01%
Class 2	$1,000.00	$1,003.27	$5.83	$1,000.00	$1,019.25	$5.87	1.16%
Class 3	$1,000.00	$1,003.28	$6.33	$1,000.00	$1,018.75	$6.38	1.26%
Stock@
Class 1	$1,000.00	$1,005.26	$4.83	$1,000.00	$1,020.26	$4.86	0.96%
Class 2	$1,000.00	$1,005.30	$5.58	$1,000.00	$1,019.50	$5.62	1.11%
Class 3	$1,000.00	$1,004.56	$6.08	$1,000.00	$1,019.00	$6.12	1.21%
Large Cap Growth@
Class 1	$1,000.00	$985.65	$4.53	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$984.36	$5.27	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$984.25	$5.77	$1,000.00	$1,019.25	$5.87	1.16%
Large Cap Composite#@
Class 1	$1,000.00	$988.92	$5.48	$1,000.00	$1,019.55	$5.57	1.10%
Class 2	$1,000.00	$986.87	$6.23	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$986.72	$6.72	$1,000.00	$1,018.30	$6.83	1.35%
Large Cap Value@
Class 1	$1,000.00	$973.13	$4.50	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$972.11	$5.24	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$972.09	$5.73	$1,000.00	$1,019.25	$5.87	1.16%
Mid Cap Growth@
Class 1	$1,000.00	$1,019.51	$5.67	$1,000.00	$1,019.45	$5.67	1.12%
Class 2	$1,000.00	$1,019.92	$6.43	$1,000.00	$1,018.70	$6.43	1.27%
Class 3	$1,000.00	$1,018.11	$6.93	$1,000.00	$1,018.20	$6.93	1.37%
Mid Cap Value@
Class 1	$1,000.00	$1,015.16	$5.35	$1,000.00	$1,019.75	$5.37	1.06%
Class 2	$1,000.00	$1,014.36	$6.11	$1,000.00	$1,019.00	$6.12	1.21%
Class 3	$1,000.00	$1,013.54	$6.61	$1,000.00	$1,018.50	$6.63	1.31%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2010

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2010	Ending Account Value Using Actual Return at September 30, 2010	Expenses Paid During the Six Months Ended September 30, 2010*	Beginning Account Value at April 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2010	Expenses Paid During the Six Months Ended September 30, 2010*	Expense Ratio as of September 30, 2010*
Small Cap@
Class 1	$1,000.00	$987.74	$5.18	$1,000.00	$1,019.85	$5.27	1.04%
Class 2	$1,000.00	$988.79	$5.98	$1,000.00	$1,019.05	$6.07	1.20%
Class 3	$1,000.00	$987.44	$6.48	$1,000.00	$1,018.55	$6.58	1.30%
International Equity@
Class 1	$1,000.00	$1,012.16	$5.65	$1,000.00	$1,019.45	$5.67	1.12%
Class 2	$1,000.00	$1,012.18	$6.41	$1,000.00	$1,018.70	$6.43	1.27%
Class 3	$1,000.00	$1,012.20	$6.91	$1,000.00	$1,018.20	$6.93	1.37%
Diversified Fixed Income
Class 1	$1,000.00	$1,068.28	$4.04	$1,000.00	$1,021.16	$3.95	0.78%
Class 2	$1,000.00	$1,067.51	$4.82	$1,000.00	$1,020.41	$4.71	0.93%
Class 3	$1,000.00	$1,066.79	$5.34	$1,000.00	$1,019.90	$5.22	1.03%
Real Return
Class 3	$1,000.00	$1,032.94	$5.05	$1,000.00	$1,020.10	$5.01	0.99%
Cash Management
Class 1	$1,000.00	$999.07	$2.81	$1,000.00	$1,022.26	$2.84	0.56%
Class 2	$1,000.00	$998.14	$3.56	$1,000.00	$1,021.51	$3.60	0.71%
Class 3	$1,000.00	$997.21	$4.06	$1,000.00	$1,021.01	$4.10	0.81%
Focus Growth@
Class 1	$1,000.00	$1,047.33	$6.11	$1,000.00	$1,019.10	$6.02	1.19%
Class 2	$1,000.00	$1,045.57	$6.87	$1,000.00	$1,018.35	$6.78	1.34%
Class 3	$1,000.00	$1,045.96	$7.39	$1,000.00	$1,017.85	$7.28	1.44%
Focus TechNet#@
Class 2	$1,000.00	$1,145.83	$8.07	$1,000.00	$1,017.55	$7.59	1.50%
Class 3	$1,000.00	$1,145.04	$8.60	$1,000.00	$1,017.05	$8.09	1.60%
Focus Growth and Income@
Class 2	$1,000.00	$1,028.08	$7.22	$1,000.00	$1,017.95	$7.18	1.42%
Class 3	$1,000.00	$1,026.80	$7.72	$1,000.00	$1,017.45	$7.69	1.52%
Focus Value@
Class 2	$1,000.00	$1,008.55	$6.65	$1,000.00	$1,018.45	$6.68	1.32%
Class 3	$1,000.00	$1,007.71	$7.15	$1,000.00	$1,017.95	$7.18	1.42%
Allocation Growth
Class 3	$1,000.00	$996.61	$0.85	$1,000.00	$1,024.22	$0.86	0.17%
Allocation Moderate Growth
Class 3	$1,000.00	$1,009.16	$0.71	$1,000.00	$1,024.37	$0.71	0.14%
Allocation Moderate
Class 3	$1,000.00	$1,015.32	$0.76	$1,000.00	$1,024.32	$0.76	0.15%
Allocation Balanced
Class 3	$1,000.00	$1,025.85	$0.81	$1,000.00	$1,024.27	$0.81	0.16%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2010" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2010" and the "Expense Ratios" would have been lower.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2010

  (unaudited)

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2010	Ending Account Value Using Actual Return at September 30, 2010	Expenses Paid During the Six Months Ended September 30, 2010*	Beginning Account Value at April 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2010	Expenses Paid During the Six Months Ended September 30, 2010*	Expense Ratio as of September 30, 2010*
Multi-Managed Growth
Class 1	$1,000.00	$986.90	$6.13	$1,000.00	$1,018.90	$6.23	1.23%
Class 2	$1,000.00	$985.50	$6.87	$1,000.00	$1,018.15	$6.98	1.38%
Class 3	$1,000.00	$985.48	$7.37	$1,000.00	$1,017.65	$7.49	1.48%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$996.26	$5.25	$1,000.00	$1,019.80	$5.32	1.05%
Class 2	$1,000.00	$996.24	$6.01	$1,000.00	$1,019.05	$6.07	1.20%
Class 3	$1,000.00	$995.49	$6.50	$1,000.00	$1,018.55	$6.58	1.30%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,024.03	$5.33	$1,000.00	$1,019.80	$5.32	1.05%
Class 2	$1,000.00	$1,023.26	$6.09	$1,000.00	$1,019.05	$6.07	1.20%
Class 3	$1,000.00	$1,023.29	$6.59	$1,000.00	$1,018.55	$6.58	1.30%
Multi-Managed Income
Class 1	$1,000.00	$1,036.18	$5.31	$1,000.00	$1,019.85	$5.27	1.04%
Class 2	$1,000.00	$1,036.27	$6.07	$1,000.00	$1,019.10	$6.02	1.19%
Class 3	$1,000.00	$1,034.65	$6.58	$1,000.00	$1,018.60	$6.53	1.29%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,004.36	$5.02	$1,000.00	$1,020.05	$5.06	1.00%
Class 2	$1,000.00	$1,003.27	$5.78	$1,000.00	$1,019.30	$5.82	1.15%
Class 3	$1,000.00	$1,003.28	$6.28	$1,000.00	$1,018.80	$6.33	1.25%
Stock
Class 1	$1,000.00	$1,005.26	$4.83	$1,000.00	$1,020.26	$4.86	0.96%
Class 2	$1,000.00	$1,005.30	$5.58	$1,000.00	$1,019.50	$5.62	1.11%
Class 3	$1,000.00	$1,004.56	$6.08	$1,000.00	$1,019.00	$6.12	1.21%
Large Cap Growth
Class 1	$1,000.00	$985.65	$4.53	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$984.36	$5.27	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$984.25	$5.77	$1,000.00	$1,019.25	$5.87	1.16%
Large Cap Composite#
Class 1	$1,000.00	$988.92	$5.48	$1,000.00	$1,019.55	$5.57	1.10%
Class 2	$1,000.00	$986.87	$6.23	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$986.72	$6.72	$1,000.00	$1,018.30	$6.83	1.35%
Large Cap Value
Class 1	$1,000.00	$973.13	$4.50	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$972.11	$5.24	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$972.09	$5.73	$1,000.00	$1,019.25	$5.87	1.16%
Mid Cap Growth
Class 1	$1,000.00	$1,019.51	$5.67	$1,000.00	$1,019.45	$5.67	1.12%
Class 2	$1,000.00	$1,019.92	$6.43	$1,000.00	$1,018.70	$6.43	1.27%
Class 3	$1,000.00	$1,018.11	$6.93	$1,000.00	$1,018.20	$6.93	1.37%
Mid Cap Value
Class 1	$1,000.00	$1,015.16	$5.30	$1,000.00	$1,019.80	$5.32	1.05%
Class 2	$1,000.00	$1,014.36	$6.06	$1,000.00	$1,019.05	$6.07	1.20%
Class 3	$1,000.00	$1,013.54	$6.56	$1,000.00	$1,018.55	$6.58	1.30%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2010

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2010	Ending Account Value Using Actual Return at September 30, 2010	Expenses Paid During the Six Months Ended September 30, 2010*	Beginning Account Value at April 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2010	Expenses Paid During the Six Months Ended September 30, 2010*	Expense Ratio as of September 30, 2010*
Small Cap
Class 1	$1,000.00	$987.74	$5.13	$1,000.00	$1,019.90	$5.22	1.03%
Class 2	$1,000.00	$988.79	$5.93	$1,000.00	$1,019.10	$6.02	1.19%
Class 3	$1,000.00	$987.44	$6.43	$1,000.00	$1,018.60	$6.53	1.29%
International Equity
Class 1	$1,000.00	$1,012.16	$5.65	$1,000.00	$1,019.45	$5.67	1.12%
Class 2	$1,000.00	$1,012.18	$6.41	$1,000.00	$1,018.70	$6.43	1.27%
Class 3	$1,000.00	$1,012.20	$6.91	$1,000.00	$1,018.20	$6.93	1.37%
Focus Growth
Class 1	$1,000.00	$1,047.33	$6.06	$1,000.00	$1,019.15	$5.97	1.18%
Class 2	$1,000.00	$1,045.57	$6.82	$1,000.00	$1,018.40	$6.73	1.33%
Class 3	$1,000.00	$1,045.96	$7.33	$1,000.00	$1,017.90	$7.23	1.43%
Focus TechNet#
Class 2	$1,000.00	$1,145.83	$7.96	$1,000.00	$1,017.65	$7.49	1.48%
Class 3	$1,000.00	$1,145.04	$8.50	$1,000.00	$1,017.15	$7.99	1.58%
Focus Growth and Income
Class 2	$1,000.00	$1,028.08	$7.17	$1,000.00	$1,018.00	$7.13	1.41%
Class 3	$1,000.00	$1,026.80	$7.67	$1,000.00	$1,017.50	$7.64	1.51%
Focus Value
Class 2	$1,000.00	$1,008.55	$6.60	$1,000.00	$1,018.50	$6.63	1.31%
Class 3	$1,000.00	$1,007.71	$7.10	$1,000.00	$1,018.00	$7.13	1.41%

(This page has been left blank intentionally)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Computers	7.5%
Federal National Mtg. Assoc.	5.8
Repurchase Agreements	5.6
Diversified Banking Institutions	5.1
Medical-Biomedical/Gene	4.5
Diversified Financial Services	3.8
Enterprise Software/Service	3.6
Web Portals/ISP	2.7
United States Treasury Notes	2.6
Retail-Apparel/Shoe	2.2
Wireless Equipment	2.2
Banks-Commercial	2.1
Multimedia	2.0
Brewery	1.9
Oil Companies-Integrated	1.7
E-Commerce/Services	1.6
Electronic Components-Semiconductors	1.4
Oil Companies-Exploration & Production	1.4
United States Treasury Bonds	1.3
Insurance-Life/Health	1.3
Federal Home Loan Mtg. Corp.	1.2
Transport-Services	1.2
Optical Supplies	1.2
Auto-Cars/Light Trucks	1.1
Insurance-Multi-line	1.1
Banks-Super Regional	1.1
Finance-Investment Banker/Broker	1.0
Medical Instruments	1.0
Metal Processors & Fabrication	1.0
Government National Mtg. Assoc.	1.0
Finance-Other Services	0.9
U.S. Government Agencies	0.8
Vitamins & Nutrition Products	0.8
Cellular Telecom	0.8
Chemicals-Diversified	0.8
Electronic Components-Misc.	0.8
Oil-Field Services	0.8
Broadcast Services/Program	0.7
Investment Management/Advisor Services	0.7
Electric Products-Misc.	0.7
Beverages-Non-alcoholic	0.7
Retail-Drug Store	0.7
Electric-Integrated	0.7
Sovereign	0.6
Advanced Materials	0.6
Aerospace/Defense-Equipment	0.6
Soap & Cleaning Preparation	0.6
Telephone-Integrated	0.6
Web Hosting/Design	0.5
Diversified Manufacturing Operations	0.5
Satellite Telecom	0.5
Applications Software	0.5
Real Estate Investment Trusts	0.5
Consumer Products-Misc.	0.5
Electronic Connectors	0.5
Medical-Generic Drugs	0.5
Medical-Drugs	0.5
Real Estate Operations & Development	0.5
Machinery-Construction & Mining	0.5
Apparel Manufacturers	0.5
Coal	0.5
Auto/Truck Parts & Equipment-Original	0.4
E-Commerce/Products	0.4
Retail-Restaurants	0.4
Agricultural Chemicals	0.4
Medical-HMO	0.4
Oil Field Machinery & Equipment	0.4
Exchange-Traded Funds	0.4
Cable/Satellite TV	0.4
Hotels/Motels	0.4
Tobacco	0.4
Metal-Aluminum	0.3
Leisure Products	0.3
Pharmacy Services	0.3
Insurance-Property/Casualty	0.3
E-Services/Consulting	0.3
Cosmetics & Toiletries	0.3
Physicians Practice Management	0.3
Retail-Discount	0.3
Transactional Software	0.3
Industrial Automated/Robotic	0.3
Medical Products	0.3
Pipelines	0.3
Semiconductor Equipment	0.3
Steel-Producers	0.3
Airlines	0.3
Transport-Rail	0.2
Casino Hotels	0.2
Commercial Services	0.2
Food-Misc.	0.2
Telecom Equipment-Fiber Optics	0.2
Circuit Boards	0.2
Software Tools	0.2
Cruise Lines	0.2
Gold Mining	0.2
Telecom Services	0.2
Transport-Truck	0.2
Advertising Agencies	0.2
Insurance-Mutual	0.2
Municipal Bonds	0.2
Special Purpose Entities	0.2
Retail-Regional Department Stores	0.1
Computers-Memory Devices	0.1
Metal-Copper	0.1
Retail-Sporting Goods	0.1
Banks-Fiduciary	0.1
Television	0.1
Networking Products	0.1
Office Automation & Equipment	0.1
Entertainment Software	0.1
Electronic Forms	0.1
Gas-Distribution	0.1
Chemicals-Specialty	0.1
Human Resources	0.1
Oil & Gas Drilling	0.1
Retail-Major Department Stores	0.1
Medical-Hospitals	0.1
Rental Auto/Equipment	0.1
Agricultural Operations	0.1
Commercial Services-Finance	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited) (continued)

Industry Allocation*
Computer Services	0.1%
Metal-Diversified	0.1
Electric-Generation	0.1
Electric-Transmission	0.1
Paper & Related Products	0.1
Non-Hazardous Waste Disposal	0.1
104.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 71.9%
Advanced Materials — 0.6%
Hexcel Corp.†	28,149	$500,771
Advertising Agencies — 0.1%
The Interpublic Group of Cos., Inc.†	5,400	54,162
Aerospace/Defense — 0.0%
The Boeing Co.	185	12,310
Aerospace/Defense-Equipment — 0.6%
BE Aerospace, Inc.†	9,931	301,009
Goodrich Corp.	900	66,357
United Technologies Corp.	1,535	109,338
		476,704
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	200	19,100
Monsanto Co.	1,884	90,300
Potash Corp. of Saskatchewan, Inc.	1,155	166,366
Syngenta AG	117	29,076
The Mosaic Co.	400	23,504
		328,346
Airlines — 0.1%
AMR Corp.†	6,700	42,009
Apparel Manufacturers — 0.5%
Jones Apparel Group, Inc.	18,993	373,023
Applications Software — 0.5%
Microsoft Corp.	5,811	142,311
Nuance Communications, Inc.†	18,408	287,901
		430,212
Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.†	68,445	837,767
Auto/Truck Parts & Equipment-Original — 0.4%
Titan International, Inc.	26,121	354,462
Banks-Commercial — 1.8%
East West Bancorp, Inc.	21,746	354,025
Lloyds Banking Group PLC†	14,131	16,454
Regions Financial Corp.	7,989	58,080
Signature Bank†	10,317	400,712
Standard Chartered PLC	23,778	682,063
		1,511,334
Banks-Fiduciary — 0.1%
State Street Corp.	1,478	55,661
The Bank of New York Mellon Corp.	1,444	37,732
		93,393
Banks-Super Regional — 0.6%
Capital One Financial Corp.	2,528	99,982
Fifth Third Bancorp	6,269	75,416
PNC Financial Services Group, Inc.	1,706	88,558
SunTrust Banks, Inc.	2,244	57,963
US Bancorp	3,253	70,330
Wells Fargo & Co.	3,878	97,454
		489,703
Beverages-Non-alcoholic — 0.7%
Cott Corp.†	37,812	296,824
PepsiCo, Inc.	2,250	149,490
The Coca-Cola Co.	2,216	129,681
		575,995

Security Description	Shares	Value (Note 2)
Brewery — 1.7%
Anheuser-Busch InBev NV	24,198	$1,423,429
Broadcast Services/Program — 0.6%
Liberty Media-Starz, Series A†	7,476	485,043
Casino Hotels — 0.2%
Boyd Gaming Corp.†	2,158	15,646
MGM Resorts International†	2,100	23,688
Wynn Resorts, Ltd.	1,617	140,307
		179,641
Casino Services — 0.0%
International Game Technology	1,474	21,299
Cellular Telecom — 0.6%
Syniverse Holdings, Inc.†	21,992	498,559
Chemicals-Diversified — 0.8%
Celanese Corp., Series A	2,153	69,111
E.I. du Pont de Nemours & Co.	1,652	73,712
Israel Chemicals, Ltd.	28,572	403,039
The Dow Chemical Co.	3,456	94,902
		640,764
Chemicals-Specialty — 0.1%
Albemarle Corp.	1,200	56,172
Circuit Boards — 0.2%
Multi-Fineline Electronix, Inc.†	7,254	159,515
Coal — 0.4%
Alpha Natural Resources, Inc.†	7,088	291,671
Commercial Services — 0.2%
Iron Mountain, Inc.	8,594	191,990
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	195	43,680
Computer Software — 0.0%
Smart Technologies, Inc., Class A†	2,300	31,165
Computers — 7.5%
Apple, Inc.†	21,007	5,960,736
Dell, Inc.†	6,838	88,621
Hewlett-Packard Co.	2,155	90,661
		6,140,018
Computers-Memory Devices — 0.1%
EMC Corp.†	2,707	54,979
Isilon Systems, Inc.†	1,000	22,280
Netezza Corp†	1,100	29,645
		106,904
Computers-Periphery Equipment — 0.0%
Compellent Technologies, Inc.†	1,200	21,816
Consumer Products-Misc. — 0.5%
Jarden Corp.	13,330	414,963
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,066	81,933
The Procter & Gamble Co.	2,499	149,865
		231,798
Cruise Lines — 0.2%
Carnival Corp.	3,069	117,266
Royal Caribbean Cruises, Ltd.†	1,156	36,449
		153,715

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Banking Institutions — 4.2%
Bank of America Corp.	108,285	$1,419,616
Citigroup, Inc.†	23,400	91,260
JPMorgan Chase & Co.	27,230	1,036,646
Morgan Stanley	3,624	89,440
The Goldman Sachs Group, Inc.	5,253	759,479
		3,396,441
Diversified Manufacturing Operations — 0.5%
Eaton Corp.	1,068	88,099
General Electric Co.	6,741	109,541
Honeywell International, Inc.	2,221	97,591
Parker Hannifin Corp.	1,843	129,121
		424,352
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	100	15,706
MercadoLibre, Inc.†	4,587	331,090
		346,796
E-Commerce/Services — 1.6%
eBay, Inc.†	54,670	1,333,948
E-Services/Consulting — 0.3%
GSI Commerce, Inc.†	9,785	241,689
Electric Products-Misc. — 0.7%
AMETEK, Inc.	9,990	477,222
Emerson Electric Co.	1,677	88,311
LG Electronics, Inc.	249	20,986
		586,519
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,350	58,941
NextEra Energy, Inc.	670	36,441
PG&E Corp.	900	40,878
Progress Energy, Inc.	865	38,424
		174,684
Electronic Components-Misc. — 0.8%
Tyco Electronics, Ltd.	21,685	633,636
Electronic Components-Semiconductors — 1.4%
Avago Technologies, Ltd.†	16,356	368,174
Broadcom Corp., Class A	1,551	54,890
Entropic Communications, Inc.†	24,130	231,648
Intel Corp.	5,315	102,208
Micron Technology, Inc.†	7,759	55,942
QLogic Corp.†	14,511	255,974
Texas Instruments, Inc.	2,124	57,645
		1,126,481
Electronic Connectors — 0.5%
Amphenol Corp., Class A	8,230	403,105
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,460	90,479
Enterprise Software/Service — 3.6%
Ariba, Inc.†	12,120	229,068
Oracle Corp.	88,633	2,379,796
Taleo Corp., Class A†	12,627	366,057
		2,974,921

Security Description	Shares	Value (Note 2)
Entertainment Software — 0.1%
Activision Blizzard, Inc.	8,560	$92,619
Finance-Investment Banker/Broker — 0.7%
The Charles Schwab Corp.	43,331	602,301
Finance-Other Services — 0.8%
CME Group, Inc.	2,610	679,774
Food-Misc. — 0.1%
Kellogg Co.	777	39,246
Kraft Foods, Inc., Class A	2,028	62,584
		101,830
Gold Mining — 0.2%
Barrick Gold Corp.	1,200	55,548
Newmont Mining Corp.	1,400	87,934
		143,482
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	887	33,165
Marriott International, Inc., Class A	4,256	152,492
Starwood Hotels & Resorts Worldwide, Inc.	1,910	100,371
		286,028
Human Resources — 0.1%
Monster Worldwide, Inc.†	5,212	67,548
Independent Power Producers — 0.0%
Mirant Corp.†	24	239
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	490	27,837
Industrial Automated/Robotic — 0.3%
Fanuc, Ltd.	1,700	216,471
Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	1,648	89,289
Prudential PLC	78,896	788,863
		878,152
Insurance-Multi-line — 0.8%
ACE, Ltd.	9,695	564,734
MetLife, Inc.	2,089	80,322
		645,056
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	5,654	441,068
Franklin Resources, Inc.	680	72,692
T. Rowe Price Group, Inc.	1,810	90,618
		604,378
Leisure Products — 0.3%
WMS Industries, Inc.†	7,069	269,117
Machinery-Construction & Mining — 0.5%
Terex Corp.†	16,395	375,773
Medical Information Systems — 0.0%
athenahealth, Inc.†	1,200	39,624
Medical Instruments — 1.0%
AGA Medical Holdings, Inc.†	21,549	300,824
Volcano Corp.†	19,355	502,843
		803,667
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	67	3,381

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Products — 0.3%
Baxter International, Inc.	1,270	$60,592
Johnson & Johnson	2,508	155,395
		215,987
Medical-Biomedical/Gene — 4.4%
Alexion Pharmaceuticals, Inc.†	7,925	510,053
Amgen, Inc.†	2,506	138,106
Celgene Corp.†	35,655	2,054,085
Gilead Sciences, Inc.†	22,645	806,388
Human Genome Sciences, Inc.†	3,282	97,771
Vertex Pharmaceuticals, Inc.†	757	26,169
		3,632,572
Medical-Drugs — 0.5%
Abbott Laboratories	2,306	120,465
Merck & Co., Inc.	3,263	120,111
Pfizer, Inc.	8,109	139,232
		379,808
Medical-Generic Drugs — 0.5%
Mylan, Inc.†	20,838	391,963
Medical-HMO — 0.4%
Centene Corp.†	13,799	325,518
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	6,296	801,796
Metal-Aluminum — 0.3%
Century Aluminum Co.†	20,585	271,104
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,369	116,899
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	300	9,573
Multimedia — 1.5%
News Corp., Class A	77,805	1,016,134
The Walt Disney Co.	2,902	96,085
Time Warner, Inc.	2,414	73,989
		1,186,208
Networking Products — 0.1%
Cisco Systems, Inc.†	4,456	97,586
Oil Companies-Exploration & Production — 1.2%
Apache Corp.	1,053	102,941
Concho Resources, Inc.†	3,582	237,021
Continental Resources, Inc.†	1,068	49,512
Devon Energy Corp.	962	62,280
EOG Resources, Inc.	779	72,424
Kodiak Oil & Gas Corp.†	81,415	275,997
Occidental Petroleum Corp.	1,156	90,515
Petrohawk Energy Corp.†	1,079	17,415
Range Resources Corp.	583	22,230
Southwestern Energy Co.†	1,166	38,991
		969,326
Oil Companies-Integrated — 1.6%
BG Group PLC	19,458	341,887
BP PLC ADR	490	20,173
Chevron Corp.	1,739	140,946
Exxon Mobil Corp.	2,573	158,986

Security Description	Shares	Value (Note 2)
Oil Companies-Integrated (continued)
Hess Corp.	2,401	$141,947
Marathon Oil Corp.	485	16,053
Petroleo Brasileiro SA ADR	10,733	389,286
Suncor Energy, Inc.	3,178	103,444
		1,312,722
Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	5,234	325,084
Oil-Field Services — 0.7%
Key Energy Services, Inc.†	27,968	265,976
Schlumberger, Ltd.	3,661	225,554
Weatherford International, Ltd.†	2,569	43,930
		535,460
Optical Supplies — 1.2%
Alcon, Inc.	5,720	954,039
Pharmacy Services — 0.3%
Express Scripts, Inc.†	3,266	159,054
Medco Health Solutions, Inc.†	1,469	76,476
		235,530
Physicians Practice Management — 0.3%
IPC The Hospitalist Co., Inc.†	8,291	226,510
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	4,647	67,289
Real Estate Operations & Development — 0.4%
Hang Lung Properties, Ltd.	73,000	355,175
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	5,000	52,950
Retail-Apparel/Shoe — 2.2%
Abercrombie & Fitch Co., Class A	6,200	243,784
Gymboree Corp.†	6,940	288,288
Limited Brands, Inc.	30,645	820,673
The Children's Place Retail Stores, Inc.†	4,570	222,879
The Finish Line, Inc., Class A	16,905	235,148
		1,810,772
Retail-Building Products — 0.0%
Home Depot, Inc.	1,183	37,477
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	700	28,581
Retail-Discount — 0.3%
Target Corp.	2,867	153,213
Wal-Mart Stores, Inc.	939	50,255
		203,468
Retail-Drug Store — 0.6%
CVS Caremark Corp.	15,409	484,921
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	2,402	65,286
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	1,412	74,384
Macy's, Inc.	1,350	31,172
		105,556
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	1,156	49,454
Texas Roadhouse, Inc.†	20,428	287,217
		336,671

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	3,901	$109,384
Satellite Telecom — 0.5%
GeoEye, Inc.†	10,463	423,542
Semiconductor Equipment — 0.3%
Veeco Instruments, Inc.†	6,103	212,812
Soap & Cleaning Preparation — 0.6%
Reckitt Benckiser Group PLC	8,556	470,556
Software Tools — 0.2%
VMware, Inc. Class A†	1,843	156,544
Steel-Producers — 0.1%
United States Steel Corp.	1,857	81,411
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	855	15,629
Finisar Corp.†	7,774	146,074
		161,703
Telephone-Integrated — 0.3%
AT&T, Inc.	3,307	94,580
CenturyLink, Inc.	1,500	59,190
Verizon Communications, Inc.	1,833	59,738
		213,508
Tobacco — 0.1%
Altria Group, Inc.	1,729	41,531
Transactional Software — 0.3%
VeriFone Systems, Inc.†	7,208	223,953
Transport-Rail — 0.2%
Union Pacific Corp.	2,423	198,201
Transport-Services — 1.2%
United Parcel Service, Inc., Class B	14,200	946,998
Transport-Truck — 0.2%
J.B. Hunt Transport Services, Inc.	4,209	146,052
Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	12,180	693,164
Web Hosting/Design — 0.5%
Equinix, Inc.†	4,307	440,821
Web Portals/ISP — 2.7%
Google, Inc., Class A†	2,989	1,571,586
Yahoo!, Inc.†	47,270	669,816
		2,241,402
Wireless Equipment — 2.2%
Crown Castle International Corp.†	22,610	998,232
QUALCOMM, Inc.	3,551	160,221
RF Micro Devices, Inc.†	42,372	260,164
SBA Communications Corp., Class A†	9,043	364,433
		1,783,050
Total Common Stock (cost $48,920,500)		58,823,124
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.1%
US Bancorp 7.19%(3)	17	13,138
Wachovia Capital Trust IX 6.38%	650	16,282
		29,420

Security Description	Shares/ Principal Amount(20)	Value (Note 2)
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	8	$7,201
HSBC Holdings PLC 8.00%	360	9,713
		16,914
Diversified Financial Services — 0.0%
Citigroup Capital XIII 7.88%	600	15,000
General Electric Capital Corp. 5.50%(2)	536	13,781
		28,781
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	720	18,288
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	300	129
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	1,600	36,272
Total Preferred Stock (cost $132,794)		129,804
ASSET BACKED SECURITIES — 3.5%
Diversified Financial Services — 3.5%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/06/22*(4)	$20,000	20,025
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	30,000	30,129
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	80,000	82,973
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	20,000	20,729
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	9,798	9,805
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	20,000	20,987
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	2,523	2,526
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	100,000	107,268

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW16, Class A4 5.72% due 06/11/40(1)(6)	$75,000	$81,437
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW17, Class AM 5.92% due 06/11/50(1)(6)	250,000	232,651
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.29% due 05/15/13(3)	22,794	22,654
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(3)(7)	73,496	53,238
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(6)	50,000	55,401
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(7)	43,335	39,542
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(7)	24,442	22,351
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.30% due 05/25/35(1)(7)	85,134	70,157
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(1)(6)	105,000	113,032
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.56% due 03/06/20*(3)(6)	45,000	37,411
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)(6)	150,000	163,618
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(1)(6)	150,000	161,510
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.53% due 04/25/35(1)(7)	27,880	21,495
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 4.92% due 01/25/36(1)(7)	49,508	38,978
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.69% due 03/25/37(1)(7)	20,313	15,850
Impac CMB Trust, Series 2005-4, Class 1A1A 0.80% due 06/25/35(3)(7)	41,548	30,945
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(6)	142,469	147,687
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(1)(6)	100,000	110,181

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series2008-C1, Class A2 6.15% due 04/15/41(1)(6)	$70,000	$77,586
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 2.93% due 12/25/34(1)(7)	42,226	41,282
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(6)	175,000	190,879
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(1)(6)	150,000	159,705
Morgan Stanley Capital I, Series 2007-T25, Class A3 5.51% due 11/12/49(1)(6)	50,000	54,704
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(7)	46,245	41,095
MortgageIT Trust, Series 2005-4, Class A1 0.54% due 10/25/35(3)(7)	104,105	60,124
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.44% due 04/25/36(3)	70,554	52,888
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.34% due 02/20/47(1)(7)	86,542	70,998
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	200,000	206,056
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.87% due 03/25/35(1)(7)	86,269	78,177
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(1)(7)	107,218	102,127
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.43% due 10/25/36(1)(7)	47,249	38,589
Total Asset Backed Securities (cost $2,749,503)		2,886,790
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(4)(5)(9)(10)(11) (cost $5,000)	5,000	4,250
U.S. CORPORATE BONDS & NOTES — 8.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	71,000	75,437
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	10,000	11,675
		87,112

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	$3,000	$3,135
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20*	5,000	5,175
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	4,000	4,130
		9,305
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	5,000	5,469
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	45,000	48,636
Airlines — 0.2%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	9,903	10,126
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	19,826	19,132
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	25,000	27,625
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	2,000	2,170
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	48,672	52,565
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	4,759	5,330
		116,948
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	10,000	10,425
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	10,000	10,675
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	5,000	5,188

Security Description	Principal Amount(20)	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	$5,000	$5,344
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	10,000	10,462
		20,994
Banks-Commercial — 0.2%
Branch Banking & Trust Co. Sub. Notes 0.64% due 05/23/17(3)	7,000	6,254
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	1,695	1,703
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	2,544	2,538
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	17,544	17,412
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	4,240	4,176
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	7,937	7,768
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	87,000	96,080
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,489
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	6,000	6,104
US Bank NA Sub. Notes 3.78% due 04/29/20(3)	5,000	5,209
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	10,000	11,430
		163,163
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Ltd. Guar. Notes 1.29% due 06/01/67(3)	21,000	15,145
Banks-Money Center — 0.0%
Chase Capital III Ltd. Guar. Notes 0.85% due 03/01/27(3)	10,000	7,599
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	20,000	20,500
		28,099
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	10,000	10,300

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.4%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	$50,000	$51,615
BAC Capital Trust XIII Ltd. Guar. Notes 0.69% due 03/15/12(3)(12)	27,000	17,176
BAC Capital Trust XV Ltd. Guar. Notes 1.10% due 06/01/56(3)	5,000	3,154
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	16,445
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	11,000	12,486
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(12)	10,000	7,306
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	5,000	5,415
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	1,000	975
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(12)	3,000	2,355
Wachovia Capital Trust III Ltd. Guar. Notes 5.80% due 03/15/11(1)	11,000	9,653
Wachovia Corp. Senior Notes 5.75% due 02/01/18	115,000	131,052
Wells Fargo & Co. Senior Notes 0.69% due 10/28/15(3)	11,000	10,393
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(3)(12)	5,000	5,263
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	11,000	12,347
		285,635
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	10,000	10,662
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	25,000	26,405
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	50,000	64,861
		91,266

Security Description	Principal Amount(20)	Value (Note 2)
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	$2,000	$1,560
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	35,000	37,087
Liberty Media LLC Senior Notes 8.25% due 02/01/30	10,000	9,650
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	3,000	3,128
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	30,000	34,863
		86,288
Building Products-Wood — 0.0%
Masco Corp. Company Guar. Notes 6.50% due 08/15/32	5,000	4,291
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	5,000
Cable/Satellite TV — 0.4%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	75,000	87,097
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	5,000	5,554
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	33,937
COX Communications, Inc. Notes 7.13% due 10/01/12	5,000	5,535
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	35,000	46,985
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	25,000	26,938
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	5,000	5,625
DIRECTV Holdings LLC/ DIRECTV Financing Co, Inc. Company Guar. Notes 3.13% due 02/15/16	5,000	5,049
DirecTV Holdings LLC/ DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	56,749
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	5,000	5,175

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	$5,000	$5,575
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	33,000	37,627
		321,846
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	5,000	5,213
Casino Hotels — 0.0%
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,475
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	5,000	5,693
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	5,069
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/20*	5,000	5,275
		21,512
Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	2,925
Cellular Telecom — 0.2%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	70,000	72,090
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	55,000	62,197
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	15,000	20,424
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	10,000	10,613
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	3,000	3,015
		168,339
Chemicals-Diversified — 0.0%
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	5,000	5,344

Security Description	Principal Amount(20)	Value (Note 2)
Chemicals-Diversified (continued)
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	$6,000	$5,505
		10,849
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	5,000	4,900
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	23,000	24,279
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	5,000	5,175
		29,454
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	5,000	5,513
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	10,000	10,925
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	4,000	4,000
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	10,000	10,762
		31,200
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	5,000	4,613
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	6,000	6,527
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,375
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	10,000	12,093
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	15,000	17,850
		41,845
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	9,000	10,198
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	10,000	10,600

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Metal/Glass (continued)
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	$5,000	$5,438
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	2,000	1,955
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	10,000	10,762
		28,755
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	5,000	5,487
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,250
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	10,000	10,107
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	5,000	3,731
Distribution/Wholesale — 0.0%
Ingram Micro, Inc. Senior Notes 5.25% due 09/01/17	5,000	5,179
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	5,000	4,400
		9,579
Diversified Banking Institutions — 0.9%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	25,000	26,446
Bank of America Corp. Senior Notes 6.00% due 09/01/17	25,000	27,068
Bank of America Corp. Senior Notes 7.38% due 05/15/14	20,000	22,987
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(12)	14,000	14,442
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	5,000	5,193
Citigroup, Inc. Notes 5.38% due 08/09/20	11,000	11,381
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	45,000	47,941

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	$18,000	$18,587
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	5,000	5,482
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	5,000	4,823
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	25,000	27,622
Citigroup, Inc. Notes 8.50% due 05/22/19	30,000	37,090
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	10,000	10,900
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	31,000	32,827
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	7,000	7,688
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	11,000	11,434
JP Morgan Chase & Co. Sub. Notes 1.55% due 09/01/15(3)	14,000	13,895
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	45,000	49,340
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(3)(12)	5,000	5,358
JP Morgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	50,000	50,069
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.38% due 05/15/77(3)	3,000	2,160
Morgan Stanley Sub. Notes 4.75% due 04/01/14	25,000	26,109
Morgan Stanley Senior Notes 5.55% due 04/27/17	13,000	13,775
Morgan Stanley Senior Notes 5.63% due 09/23/19	8,000	8,329
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	112,604
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	2,000	2,258
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	50,000	51,156

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	$50,000	$50,150
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	15,000	15,044
		712,158
Diversified Financial Services — 0.3%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(3)	33,000	34,650
General Electric Capital Corp. Notes 1.88% due 09/13/13	15,000	15,045
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	35,000	37,063
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	25,000	27,749
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	12,188
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	60,000	64,754
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	9,000	9,425
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	15,000	17,226
		218,100
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,753
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	7,000	7,079
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	5,000	5,575
		12,654
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	10,000	10,800
AES Corp. Senior Notes 8.00% due 06/01/20	20,000	21,700
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	9,000	9,071
		41,571

Security Description	Principal Amount(20)	Value (Note 2)
Electric-Integrated — 0.4%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	$7,000	$6,918
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	23,000	27,136
CMS Energy Corp. Senior Notes 4.25% due 09/30/15	6,000	6,052
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	25,000	29,244
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	12,000	13,780
Edison International Senior Notes 3.75% due 09/15/17	21,000	21,532
Entergy Corp. Senior Notes 3.63% due 09/15/15	30,000	30,295
Entergy Corp. Senior Notes 5.13% due 09/15/20	25,000	24,918
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 3.95% due 10/01/20	12,000	12,032
Exelon Generation Co. LLC Senior Notes 4.00% due 10/01/20	12,000	12,013
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	12,000	12,038
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	5,000	5,022
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	10,000	9,625
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,719
Nevada Power Co. Notes 5.38% due 09/15/40	5,000	5,157
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(4)(5)	20,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	5,000	3,275
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	60,000	70,626
		294,382

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	$35,000	$39,948
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,481
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(8)	2,000	2,000
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	2,000	2,125
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	4,000	4,265
		8,390
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	5,000	5,621
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	5,000	5,325
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	5,000	5,188
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	5,000	5,652
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	2,000	2,519
Hyundai Capital America Company Guar. Notes 3.75% due 04/06/16*	4,000	3,995
		12,166
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	21,000
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	4,000	4,044
Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	12,000	12,908
Finance-Investment Banker/Broker — 0.2%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	64,253

Security Description	Principal Amount(20)	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(3)(9)(12)(13)	$6,000	$1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(9)(13)	7,000	1,549
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(13)	7,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(13)	10,000	1
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	25,000	26,848
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	9,000	9,580
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	11,000	12,339
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	8,000	8,961
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	10,000	10,624
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	30,000	33,163
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	25,000	30,453
		197,773
Finance-Other Services — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	25,000	28,801
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	15,000	15,324
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	5,000	4,450
		48,575
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	5,000	5,288
Food-Confectionery — 0.0%
WM Wrigley Jr Co. Senior Sec. Notes 3.70% due 06/30/14*	5,000	5,178
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	10,000	11,500

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	$50,000	$54,330
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	13,000	15,221
		69,551
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	5,000	5,930
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	10,000	10,075
		16,005
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	4,925
Service Corp. International Senior Notes 8.00% due 11/15/21	5,000	5,350
		10,275
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	5,000	4,781
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	29,017
Energen Corp. Senior Notes 7.63% due 12/15/10	60,000	60,767
		89,784
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	5,000	4,563
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,200
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	5,000	5,225
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,137
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(4)(5)	30,000	0

Security Description	Principal Amount(20)	Value (Note 2)
Independent Power Producers (continued)
Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	$10,000	$9,275
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	5,000	5,144
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	5,000	5,125
RRI Energy, Inc. Senior Notes 7.88% due 06/15/17	2,000	1,865
		26,546
Insurance-Life/Health — 0.2%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	5,000	5,308
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	7,000	6,580
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	7,000	7,407
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	20,000	25,273
Protective Life Corp. Senior Notes 8.45% due 10/15/39	18,000	19,733
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	30,000	36,545
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	20,694
Unum Group Senior Notes 5.63% due 09/15/20	5,000	5,137
		126,677
Insurance-Multi-line — 0.2%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	6,000	6,016
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	25,000	25,847
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	6,000	6,386
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(3)	5,000	5,050
MetLife, Inc. Senior Notes 6.75% due 06/01/16	5,000	5,969
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	10,000	10,292

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	$50,000	$59,043
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	12,000	14,171
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	60,081
		192,855
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	5,000	5,256
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	7,000	6,410
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	20,000	18,900
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	63,839
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	30,000	40,997
		135,402
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	70,000	86,250
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(3)	70,000	63,700
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	35,988
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	64,531
		250,469
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	9,000	9,776
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	5,000	5,325
		15,101
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	5,000	5,100
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	5,000	5,425

Security Description	Principal Amount(20)	Value (Note 2)
Medical-Biomedical/Gene (continued)
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	$5,000	$5,144
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	22,000	23,468
		34,037
Medical-Drugs — 0.0%
Schering-Plough Corp Company Guar. Notes 6.00% due 09/15/17	7,000	8,505
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	5,000	5,800
		14,305
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	9,000	10,436
Medical-HMO — 0.0%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	7,000	8,153
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	4,000	4,280
HCA, Inc. Senior Notes 7.50% due 11/15/95	5,000	3,950
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	31,000	34,565
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	5,000	4,881
Tenet Healthcare Corp 8.88% due 07/01/19	10,000	11,037
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	5,000	5,369
		64,082
Multimedia — 0.5%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	65,000	73,627
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	35,000	36,945
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	25,000	25,305
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	10,000	10,286
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	5,000	5,444

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	$10,000	$10,803
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	75,000	91,728
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	10,000	11,630
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	60,000	79,139
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	9,000	11,664
Viacom, Inc. Senior Notes 6.13% due 10/05/17	45,000	52,560
		409,131
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,350
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	17,000	18,211
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	6,000	6,629
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	5,000	5,537
		30,377
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	63,841
Xerox Corp. Senior Notes 5.63% due 12/15/19	10,000	11,193
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	17,984
		93,018
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	7,000	7,621
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	55,000	53,619
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	10,000	11,075

Security Description	Principal Amount(20)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	$5,000	$5,238
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	10,000	10,600
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	5,000	5,050
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	14,000	15,272
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	5,000	5,300
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	5,000	5,337
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,412
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	5,000	5,325
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	2,000	2,547
		124,775
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	5,000	5,217
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	15,000	16,033
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	10,000	11,000
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	10,587
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	5,000	5,250
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/31	6,000	6,478
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	10,000	10,937
		33,252

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.0%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	$25,000	$28,703
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	8,000	7,800
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	5,000	5,300
Pipelines — 0.3%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	5,050
El Paso Corp. Senior Notes 7.00% due 06/15/17	15,000	15,928
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	14,000	15,113
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	3,000	3,158
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	5,000	5,558
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	5,000	5,400
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	50,000	53,172
Plains All American Pipeline LP Company Guar. Notes 4.25% due 09/01/12	4,000	4,172
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	10,000	10,936
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	5,000	5,513
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	61,000	61,334
Tennessee Gas Pipeline Co. Senior Notes 8.00% due 02/01/16	5,000	5,950
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	2,000	2,428
Williams Partners LP Senior Notes 7.50% due 06/15/11	13,000	13,558
		207,270

Security Description	Principal Amount(20)	Value (Note 2)
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	$5,000	$5,150
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	3,000	3,150
		8,300
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	5,000	4,969
Real Estate Investment Trusts — 0.4%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	5,000	5,063
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	15,000	15,552
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	28,024
Duke Realty LP Senior Notes 6.75% due 03/15/20	15,000	16,754
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	15,000	16,088
ERP Operating LP Senior Notes 5.75% due 06/15/17	50,000	56,303
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	3,000	3,336
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	5,000	5,119
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	50,000	55,094
Liberty Property LP Senior Notes 4.75% due 10/01/20	18,000	18,127
Realty Income Corp. Senior Notes 6.75% due 08/15/19	50,000	57,316
Simon Property Group LP Senior Notes 4.38% due 03/01/21	20,000	20,274
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	50,000	53,925
		350,975
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	6,000	5,992

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development (continued)
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	$30,000	$31,603
		37,595
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(13)	10,000	25
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	7,000	7,254
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	3,000	3,037
		10,291
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	5,000	5,400
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	5,000	5,269
		10,669
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	15,000	16,062
Wal-Mart Stores, Inc. Notes 5.63% due 04/01/40	5,000	5,665
		21,727
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,890
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	10,000	11,401
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	33,033	37,202
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	3,956	4,642
		74,135
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	5,000	5,225
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,250

Security Description	Principal Amount(20)	Value (Note 2)
Retail-Regional Department Stores — 0.0%
Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	$10,000	$10,650
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	5,000	5,062
Macy's Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	5,200
		20,912
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	5,000	5,288
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	5,000	5,036
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	5,000	4,375
Special Purpose Entities — 0.1%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	15,000	16,237
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	5,000	5,700
Goldman Sachs Capital III Company Guar. Notes 1.07% due 09/01/12(3)(12)	7,000	4,848
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	55,000	60,173
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,677
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	2,000	2,170
		93,805
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	5,000	5,063
Arcelormittal Senior Notes 3.75% due 08/05/15	50,000	50,534
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,187
United States Steel Corp. Senior Notes 7.38% due 04/01/20	4,000	4,170
		64,954

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/40	$5,000	$5,304
Telecom Services — 0.2%
PAETEC Holding Corp Senior Sec. Notes 8.88% due 06/30/17	5,000	5,225
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	11,300
Qwest Corp. Senior Notes 8.88% due 03/15/12	16,000	17,560
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	12,000	13,200
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	35,000	37,252
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	64,553
		149,090
Telephone-Integrated — 0.1%
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	5,331
Citizens Utility Co. Senior Notes 7.13% due 03/15/19	10,000	10,250
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	14,000	15,155
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	4,000	3,660
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	5,000	5,025
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	4,000	4,200
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	5,000	5,357
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	10,000	10,425
		59,403
Television — 0.1%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	65,513
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	15,000	19,553

Security Description	Principal Amount(20)	Value (Note 2)
Television (continued)
Paxson Communications Corp. Escrow Notes 8.38% due 01/15/13†*(4)(5)	$6,062	$30
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(8)	4,210	4,031
Viacom, Inc. Company Guar. Notes 4.63% due 05/15/18	8,000	8,272
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(4)(5)	5,000	0
		97,399
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	10,000	13,405
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	60,912
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	45,000	47,597
		121,914
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,283	2,306
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	21,040	18,095
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	2,399	2,333
		22,734
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.75% due 05/15/15	5,000	5,346
Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	5,000	5,766
Transport-Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	5,000	5,125
Ryder System, Inc. Notes 3.60% due 03/01/16	4,000	4,061
		9,186

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	$12,000	$12,810
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	11,000	11,713
Motorola, Inc. Senior Notes 6.50% due 09/01/25	11,000	11,971
		23,684
Total U.S. Corporate Bonds & Notes (cost $6,224,763)		6,711,915
FOREIGN CORPORATE BONDS & NOTES — 1.2%
Banks-Commercial — 0.1%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*	5,000	5,557
Bank of Tokyo-Mitsubishi UFJ Ltd. Notes 2.45% due 09/11/15*	11,000	11,129
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(12)	11,000	10,285
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	5,000	5,423
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(12)	4,000	3,780
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	5,000	5,379
Groupe BPCE Notes 2.78% due 12/30/10(3)(12)	15,000	9,824
Nordea Bank AB Jr. Sub. Bonds 8.38% due 03/25/15(1)	4,000	4,282
The Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	38,000	38,397
The Royal Bank of Scotland PLC Company Guar. Notes 5.63% due 08/24/20	6,000	6,291
Westpac Banking Corp. Jr. Sub. Notes 0.65% due 03/31/11(3)(12)	20,000	12,000
		112,347
Brewery — 0.1%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	50,000	59,000
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	30,000	34,128

Security Description	Principal Amount(20)	Value (Note 2)
Chemicals-Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	$3,000	$3,238
Computers-Memory Devices — 0.0%
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	10,000	11,800
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(4)(5)	9,870	0
Diversified Banking Institutions — 0.0%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(12)	1,000	910
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	10,000	10,800
Tyco International Finance Company Guar. Notes 3.38% due 10/15/15	5,000	5,276
		16,076
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	11,000	13,142
Electric-Integrated — 0.1%
EDF SA Senior Notes 6.50% due 01/26/19*	50,000	61,065
Iberdrola Finance Ireland Ltd. Company Guar. Notes 3.80% due 09/11/14*	5,000	5,137
		66,202
Finance-Other Services — 0.0%
Sydney Airport Finance Co. Property, Ltd. Company Guar. Notes 5.13% due 02/22/21*	10,000	9,990
Gold Mining — 0.0%
Gold Fields Orogen Holding BVI Ltd. Company Guar. Notes 4.88% due 10/07/20*	10,000	9,930
Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 3.23% due 07/15/14(3)(12)	12,000	7,720
Catlin Insurance Co., Ltd. Notes 7.25% due 01/19/17*(3)(12)	6,000	4,860
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	14,919
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	9,352
		36,851

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	$30,000	$34,000
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	7,000	7,625
		41,625
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	57,000	59,273
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	5,000	5,102
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	5,000	3,763
		8,865
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	60,000	60,315
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	10,000	10,404
BP Capital Markets PLC Company Guar. 4.50% due 10/01/20	7,000	7,158
ENI SpA Senior Notes 5.70% due 10/01/40*	8,000	8,189
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	15,000	19,250
		105,316
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	50,000	55,150
Weatherford International, Ltd., Bermuda Company Guar. Notes 6.75% due 09/15/40	7,000	7,296
		62,446
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(3)	7,000	6,545
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(14)	12,000	12,420
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	25,000	27,038

Security Description	Principal Amount(20)	Value (Note 2)
Steel-Producers (continued)
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	$5,000	$5,025
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*	9,000	9,131
		41,194
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	4,000	4,738
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	30,000	42,008
France Telecom SA Senior Notes 8.50% due 03/01/31	40,000	57,855
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	16,000	17,266
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	60,000	62,163
Telefonica Emisiones SAU Company Guar. Notes 0.77% due 02/04/13(3)	5,000	4,894
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	5,000	5,560
		189,746
Television — 0.0%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	5,000	5,625
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	30,000	40,790
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc./ Navios Maritime Finance U.S., Inc. Senior Sec. Notes 8.88% due 11/01/17*	5,000	5,275
Total Foreign Corporate Bonds & Notes (cost $885,753)		957,472
FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Bonds 5.63% due 01/07/41	6,000	6,585
Federal Republic of Brazil Notes 11.00% due 08/17/40	35,000	48,475
Republic of Argentina Senior Bonds 8.28% due 12/31/33(15)	25,697	21,367

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Colombia Senior Bonds 6.13% due 01/18/41		$100,000	$114,500
Republic of Turkey Senior Bonds 11.88% due 01/15/30		20,000	35,350
Republic of Venezuela Senior Bonds 9.25% due 09/15/27		40,000	29,300
Russian Federation Senior Bonds 7.50% due 03/31/30(2)		26,850	32,064
United Mexican States Notes 5.95% due 03/19/19		10,000	11,735
Total Foreign Government Agencies (cost $269,089)			299,376
FOREIGN GOVERNMENT TREASURIES — 0.3%
Sovereign — 0.3%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12 (cost $213,341)	BRL	380,000	226,114
LOANS(16)(17) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.01% due 12/16/13(3)		28,511	28,003
Ford Motor Co. BTL-B 3.05% due 12/16/13(3)		29,590	29,063
Total Loans (cost $58,101)			57,066
MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
California State General Obligation Bonds 6.20% due 10/01/19		25,000	27,679
California State General Obligation Bonds 7.55% due 04/01/39		50,000	54,375
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40		30,000	37,247
State of Utah Series B 3.54% due 07/01/25		10,000	9,989
Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30		5,000	5,374
Total Municipal Bonds & Notes (cost $128,519)			134,664

Security Description	Principal Amount(20)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 8.0%
Federal Home Loan Mtg. Corp. — 1.2%
4.50% due 01/01/39	$20,128	$20,968
5.00% due 03/01/19	6,047	6,458
5.00% due 07/01/21	206,683	220,403
5.00% due 07/01/35	13,521	14,289
5.00% due 01/01/37	10,953	11,534
5.00% due 03/01/38	33,274	34,979
5.00% due 07/01/40	252,843	265,777
5.50% due 07/01/34	27,870	29,849
5.50% due 09/01/37	38,719	41,097
5.50% due 01/01/38	39,288	41,796
5.50% due 07/01/38	20,841	22,121
6.00% due 08/01/36	38,326	41,293
6.00% due 04/01/40	133,626	143,358
6.50% due 05/01/16	965	1,044
6.50% due 05/01/29	3,260	3,619
6.50% due 03/01/36	17,504	19,115
6.50% due 05/01/36	516	564
6.50% due 11/01/37	33,028	36,017
7.00% due 04/01/32	5,039	5,691
7.50% due 08/01/23	596	672
7.50% due 04/01/28	2,694	3,062
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(7)	14,381	14,619
Series 2586, Class NK 3.50% due 08/15/16(7)	4,426	4,482
Series 1577, Class PK 6.50% due 09/15/23(7)	20,000	21,291
Series 1226, Class Z 7.75% due 03/15/22(7)	1,286	1,408
		1,005,506
Federal National Mtg. Assoc. — 5.8%
2.13% due 01/25/13	9,000	9,047
4.00% due October TBA	500,000	513,906
4.50% due 11/01/22	75,412	79,935
4.50% due 01/01/39	24,963	26,040
4.50% due 06/01/39	387,716	406,430
4.56% due 01/01/15	191,474	207,214
4.85% due 11/01/15	208,916	233,094
5.00% due 06/01/19	3,091	3,301
5.00% due 05/01/35	5,270	5,570
5.00% due 07/01/37	39,440	41,550
5.50% due 03/01/18	6,421	6,963
5.50% due 06/01/19	13,450	14,543
5.50% due 11/01/20	12,085	13,060
5.50% due 04/01/21	239,143	257,647
5.50% due 11/01/22	19,301	20,788
5.50% due 06/01/34	19,399	20,807
5.50% due 06/01/35	509,348	548,690
5.50% due 06/01/36	318,903	342,840
5.50% due 08/01/36	42,016	44,788
5.50% due 11/01/36	8,030	8,560
5.50% due 07/01/38	66,338	70,578
5.92% due 10/01/11	45,988	47,077
6.00% due 06/01/17	11,117	12,049
6.00% due 12/01/33	34,942	38,318
6.00% due 05/01/34	2,228	2,432

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 06/01/35	$3,022	$3,283
6.00% due October TBA	1,000,000	1,074,062
6.50% due 08/01/17	22,933	24,911
6.50% due 09/01/32	33,771	37,681
6.50% due 04/01/34	13,268	14,713
6.50% due 10/01/37	2,501	2,732
6.50% due October TBA	500,000	545,156
7.00% due 06/01/37	58,901	65,673
		4,743,438
Government National Mtg. Assoc. — 1.0%
4.50% due October TBA	600,000	631,125
6.00% due 11/15/31	87,581	96,106
7.00% due 05/15/33	20,781	23,646
7.50% due 01/15/32	7,136	8,181
8.50% due 11/15/17	929	1,032
9.00% due 11/15/21	402	464
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/15/35(7)	427	493
Series 2005-74, Class HC 7.50% due 09/16/35(7)	5,314	6,129
		767,176
Total U.S. Government Agencies (cost $6,304,136)		6,516,120
U.S. GOVERNMENT TREASURIES — 3.9%
United States Treasury Bonds — 1.3%
2.13% due 02/15/40 TIPS(22)	12,103	13,524
2.63% due 07/15/17 TIPS(22)	420,752	485,114
4.38% due 02/15/38(18)	300,000	338,062
4.38% due 11/15/39	65,000	72,922
4.38% due 05/15/40	21,000	23,586
4.50% due 02/15/36	70,000	80,489
4.50% due 05/15/38	6,000	6,901
5.25% due 11/15/28	8,000	10,108
		1,030,706
United States Treasury Notes — 2.6%
1.13% due 12/15/12	425,000	430,977
1.75% due 07/31/15	5,000	5,120
1.88% due 04/30/14	1,000,000	1,036,953
2.63% due 08/15/20	50,000	50,469
3.50% due 05/15/20	175,000	189,957
3.63% due 02/15/20	375,000	411,299
		2,124,775
Total U.S. Government Treasuries (cost $3,085,516)		3,155,481
EXCHANGE-TRADED FUNDS — 0.4%
Exchange-Traded Funds — 0.4%
iShares Russell 2000 Index Fund (cost $301,635)	4,800	323,856

Security Description	Principal Amount(20)	Value (Note 2)
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Association, Inc. Expires 02/19/14†(4)(5) (cost $16)	$16	$0
Total Long-Term Investment Securities (cost $69,278,666)		80,226,032
SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Agencies — 0.8%
Federal Home Loan Bank Disc. Notes 0.00% due 10/01/10 (cost $700,000)	700,000	700,000
REPURCHASE AGREEMENTS — 5.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $349,000 and collateralized by $345,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/15/15 and having an approximate value of $362,147	349,000	349,000
Bank of America Joint Repurchase Agreement(19)	1,550,000	1,550,000
State Street Bank & Trust Co. Joint Repurchase Agreement(19)	1,604,000	1,604,000
UBS Securities LLC Joint Repurchase Agreement(19)	1,115,000	1,115,000
Total Repurchase Agreements (cost $4,618,000)		4,618,000
TOTAL INVESTMENTS (cost $74,596,666)(21)	104.6%	85,544,032
Liabilities in excess of other assets	(4.6)	(3,742,886)
NET ASSETS	100.0%	$81,801,146

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $1,383,932 representing 1.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Variable Rate Security - the rate reflected is as of September 30, 2010, maturity date reflects the stated maturity date.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2010.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(5)  Illiquid security. At September 30, 2010, the aggregate value of these securities was $4,280 representing 0.0% of net assets.

(6)  Commercial Mortgage Backed Security

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

(7)  Collateralized Mortgage Obligation

(8)  Income may be received in cash or additional shares at the discretion of the issuer.

(9)  Company has filed for Chapter 11 bankruptcy protection.

(10)  Security in default of interest and principal at maturity.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2010, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$4,250	$85.00	0.00%

(12)  Perpetual maturity - maturity date reflects the next call date.

(13)  Bond in default

(14)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(15)  A portion of the interest was paid in additional bonds.

(16)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(17)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(18)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(19)  See Note 2 for details of Joint Repurchase Agreements.

(20)  Denominated in United States dollars unless otherwise indicated.

(21)  See Note 3 for cost of investments on a tax basis.

(22)  Principal amount of security is adjusted for inflation.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
2	Short	Euro-Bund Futures	December 2010	$357,143	$358,856	$(1,713)
2	Short	Euro Buxl 30YR Bonds	December 2010	326,129	326,174	(45)
2	Long	Long Gilt Futures	December 2010	388,452	391,807	3,355
13	Long	U.S. Treasury 2YR Notes	December 2010	2,846,472	2,853,297	6,825
21	Short	U.S. Treasury 5YR Notes	December 2010	2,527,609	2,538,211	(10,602)
15	Short	U.S. Treasury 10YR Notes	December 2010	1,873,813	1,890,703	(16,890)
12	Long	U.S. Treasury Long Bonds	December 2010	1,586,440	1,604,625	18,185
						$(885)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	63,000	USD	82,669	12/15/10	$—	$(3,169)
	GBP	105,000	USD	162,033	12/15/10	—	(2,827)
	JPY	40,666,000	USD	486,325	12/15/10	—	(1,172)
						—	(7,168)
BNP Paribas SA	USD	83,282	CLP	40,550,000	10/29/10	483	—
	USD	317,405	EUR	250,000	12/15/10	23,219	—
						23,702	—
Brown Brothers Harriman & Co.	EUR	62,000	USD	81,337	12/15/10	—	(3,138)
Citibank N.A.	BRL	365,000	USD	207,327	12/15/10	—	(5,203)
	CLP	40,550,000	USD	83,325	10/29/10	—	(440)
	MXN	382,000	USD	30,411	12/15/10	291	—
						291	(5,643)
Royal Bank Of Canada	MXN	1,148,000	USD	90,107	12/15/10	—	(412)
Westpac Banking Corp.	AUD	170,000	USD	157,815	12/15/10	—	(5,077)
Net Unrealized Appreciation/(Depreciation)						$23,993	$(21,438)

AUD — Australian Dollar
BRL — Brazilian Real
CLP — Chilean Peso
EUR — Euro Dollar
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$6,140,018	$—	$—	$6,140,018
Other Industries*	52,683,106	—	—	52,683,106
Preferred Stocks	109,465	20,339	—	129,804
Asset Backed Securities	—	2,866,765	20,025	2,886,790
Convertible Bonds & Notes	—	—	4,250	4,250
U.S. Corporate Bonds & Notes	—	6,679,025	32,890	6,711,915
Foreign Corporate Bonds & Notes	—	957,472	0	957,472
Foreign Government Agencies	—	299,376	—	299,376
Foreign Government Treasuries	—	226,114	—	226,114
Loans	—	57,066	—	57,066
Municipal Bonds & Notes	—	134,664	—	134,664
U.S. Government Agencies	—	6,516,120	—	6,516,120
U.S. Government Treasuries	—	3,155,481	—	3,155,481
Exchange Traded Funds	323,856	—	—	323,856
Warrants	—	—	0	0
Short-Term Investment Securities:
U.S. Government Agencies	—	700,000	—	700,000
Repurchase Agreements	—	4,618,000	—	4,618,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	28,365	—	—	28,365
Open Forward Foreign Currency Contracts - Appreciation	—	23,993	—	23,993
Total	$59,284,810	$26,254,415	$57,165	$85,596,390
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	29,250	—	—	29,250
Open Forward Foreign Currency Contracts - Depreciation	—	21,438	—	21,438
Total	$29,250	$21,438	$—	$50,688

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$80,000	$3,500	$50,757	$0	$—
Accrued discounts/premiums	—	—	—	—	—
Realized gain(loss)	—	—	(861)	130	—
Change in unrealized appreciation(depreciation)(1)	2,998	750	1,784	—	(17)
Net purchases(sales)	20,000	—	(18,790)	(130)	17
Transfers in and/or out of Level 3(2)	(82,973)	—	—	—	—
Balance as of 9/30/2010	$20,025	$4,250	$32,890	$0	$0

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$25	$750	$(3,155)	$—	$(17)

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	8.9%
United States Treasury Notes	7.7
Diversified Financial Services	6.4
Diversified Banking Institutions	4.6
Computers	4.4
Repurchase Agreements	4.3
Medical-Biomedical/Gene	3.2
Enterprise Software/Service	2.6
United States Treasury Bonds	2.3
Banks-Commercial	2.3
Government National Mtg. Assoc.	2.1
Web Portals/ISP	2.0
Multimedia	1.9
Retail-Apparel/Shoe	1.8
Networking Products	1.6
Wireless Equipment	1.5
Brewery	1.5
Federal Home Loan Mtg. Corp.	1.4
Oil Companies-Integrated	1.4
Electronic Components-Semiconductors	1.2
Oil Companies-Exploration & Production	1.2
E-Commerce/Services	1.2
Banks-Super Regional	1.2
Telephone-Integrated	1.0
Insurance-Life/Health	1.0
U.S. Government Agencies	1.0
Cellular Telecom	0.9
Auto-Cars/Light Trucks	0.9
Insurance-Multi-line	0.9
Sovereign	0.9
Finance-Investment Banker/Broker	0.9
Medical Instruments	0.9
Transport-Services	0.8
Broadcast Services/Program	0.8
Real Estate Investment Trusts	0.8
Oil-Field Services	0.7
Optical Supplies	0.7
Electric-Integrated	0.7
Investment Management/Advisor Services	0.7
Finance-Other Services	0.6
Electric Products-Misc.	0.6
Cable/Satellite TV	0.6
Chemicals-Diversified	0.6
Beverages-Non-alcoholic	0.6
Metal Processors & Fabrication	0.6
Vitamins & Nutrition Products	0.6
Advanced Materials	0.6
Retail-Drug Store	0.6
Electronic Components-Misc.	0.5
Applications Software	0.5
Web Hosting/Design	0.5
Aerospace/Defense-Equipment	0.5
Satellite Telecom	0.5
Insurance-Property/Casualty	0.5
Consumer Products-Misc.	0.5
Diversified Manufacturing Operations	0.4
Medical-Drugs	0.4
Medical-Generic Drugs	0.4
Auto/Truck Parts & Equipment-Original	0.4
Machinery-Construction & Mining	0.4
Apparel Manufacturers	0.4
Pipelines	0.4
E-Commerce/Products	0.4
Soap & Cleaning Preparation	0.4
Coal	0.4
Real Estate Operations & Development	0.4
Retail-Discount	0.4
Retail-Restaurants	0.4
Medical-HMO	0.4
Oil Field Machinery & Equipment	0.4
Exchange-Traded Funds	0.4
Telecom Services	0.4
Special Purpose Entities	0.4
Banks-Money Center	0.4
Agricultural Chemicals	0.3
Electronic Connectors	0.3
Hotels/Motels	0.3
Pharmacy Services	0.3
Metal-Aluminum	0.3
Tobacco	0.3
Leisure Products	0.3
Insurance-Mutual	0.3
E-Services/Consulting	0.3
Municipal Bonds	0.3
Cosmetics & Toiletries	0.3
Steel-Producers	0.3
Physicians Practice Management	0.3
Food-Misc.	0.3
Advertising Agencies	0.3
Airlines	0.2
Transactional Software	0.2
Medical Products	0.2
Semiconductor Equipment	0.2
Television	0.2
Commercial Services	0.2
Casino Hotels	0.2
Transport-Rail	0.2
Gas-Distribution	0.2
Telecom Equipment-Fiber Optics	0.2
Industrial Automated/Robotic	0.2
Circuit Boards	0.2
Office Automation & Equipment	0.2
Gold Mining	0.2
Cruise Lines	0.2
Transport-Truck	0.2
Retail-Sporting Goods	0.2
Software Tools	0.2
Chemicals-Specialty	0.2
Retail-Regional Department Stores	0.1
Computers-Memory Devices	0.1
Banks-Fiduciary	0.1
Entertainment Software	0.1
Oil & Gas Drilling	0.1
Metal-Copper	0.1
Electronic Forms	0.1
Agricultural Operations	0.1
Medical-Hospitals	0.1
Electric-Transmission	0.1
Metal-Diversified	0.1
Human Resources	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited) (continued)

Industry Allocation*
Electric-Generation	0.1%
Rental Auto/Equipment	0.1
Computer Services	0.1
Retail-Major Department Stores	0.1
Containers-Metal/Glass	0.1
Paper & Related Products	0.1
Oil Refining & Marketing	0.1
Non-Hazardous Waste Disposal	0.1
107.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 56.3%
Advanced Materials — 0.6%
Hexcel Corp.†	48,193	$857,353
Advertising Agencies — 0.1%
The Interpublic Group of Cos., Inc.†	9,300	93,279
Aerospace/Defense — 0.0%
The Boeing Co.	296	19,696
Aerospace/Defense-Equipment — 0.5%
BE Aerospace, Inc.†	16,960	514,058
Goodrich Corp.	1,400	103,222
United Technologies Corp.	2,359	168,031
		785,311
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	400	38,200
Monsanto Co.	3,317	158,984
Potash Corp. of Saskatchewan, Inc.	1,960	282,318
The Mosaic Co.	600	35,256
		514,758
Airlines — 0.0%
AMR Corp.†	11,600	72,732
Apparel Manufacturers — 0.4%
Jones Apparel Group, Inc.	32,534	638,968
Applications Software — 0.5%
Microsoft Corp.	13,153	322,117
Nuance Communications, Inc.†	31,516	492,910
		815,027
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	101,495	1,242,299
Auto/Truck Parts & Equipment-Original — 0.4%
Titan International, Inc.	44,722	606,878
Banks-Commercial — 1.5%
East West Bancorp, Inc.	37,231	606,121
Lloyds Banking Group PLC†	28,262	32,907
Regions Financial Corp.	14,820	107,741
Signature Bank†	17,663	686,031
Standard Chartered PLC	31,525	904,283
		2,337,083
Banks-Fiduciary — 0.1%
State Street Corp.	2,597	97,803
The Bank of New York Mellon Corp.	2,263	59,132
		156,935
Banks-Super Regional — 0.6%
Capital One Financial Corp.	4,515	178,568
Fifth Third Bancorp	12,759	153,491
PNC Financial Services Group, Inc.	2,737	142,078
SunTrust Banks, Inc.	3,433	88,674
US Bancorp	5,495	118,802
Wells Fargo & Co.	9,518	239,187
		920,800
Beverages-Non-alcoholic — 0.6%
Cott Corp.†	64,737	508,185
PepsiCo, Inc.	3,765	250,147
The Coca-Cola Co.	3,433	200,899
		959,231

Security Description	Shares	Value (Note 2)
Brewery — 1.1%
Anheuser-Busch InBev NV	30,142	$1,773,081
Broadcast Services/Program — 0.5%
Liberty Media-Starz, Series A†	12,800	830,464
Casino Hotels — 0.2%
Boyd Gaming Corp.†	3,335	24,179
MGM Resorts International†	3,200	36,096
Wynn Resorts, Ltd.	2,632	228,378
		288,653
Casino Services — 0.0%
International Game Technology	2,486	35,923
Cellular Telecom — 0.5%
Syniverse Holdings, Inc.†	37,652	853,571
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	3,241	104,036
E.I. du Pont de Nemours & Co.	2,360	105,303
Israel Chemicals, Ltd.	37,752	532,533
The Dow Chemical Co.	7,753	212,898
		954,770
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,000	93,620
Circuit Boards — 0.2%
Multi-Fineline Electronix, Inc.†	12,571	276,436
Coal — 0.3%
Alpha Natural Resources, Inc.†	12,265	504,705
Commercial Services — 0.2%
Iron Mountain, Inc.	14,671	327,750
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	296	66,304
Computer Software — 0.0%
Smart Technologies, Inc., Class A†	3,800	51,490
Computers — 4.4%
Apple, Inc.†	23,240	6,594,350
Dell, Inc.†	12,859	166,652
Hewlett-Packard Co.	3,495	147,035
		6,908,037
Computers-Memory Devices — 0.1%
EMC Corp.†	4,738	96,229
Isilon Systems, Inc.†	1,700	37,876
Netezza Corp†	1,800	48,510
		182,615
Computers-Periphery Equipment — 0.0%
Compellent Technologies, Inc.†	2,100	38,178
Consumer Products-Misc. — 0.5%
Jarden Corp.	22,809	710,044
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,886	144,958
The Procter & Gamble Co.	4,317	258,890
		403,848
Cruise Lines — 0.2%
Carnival Corp.	5,201	198,730
Royal Caribbean Cruises, Ltd.†	1,868	58,898
		257,628

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Banking Institutions — 3.1%
Bank of America Corp.	153,074	$2,006,800
Citigroup, Inc.†	40,700	158,730
JPMorgan Chase & Co.	38,935	1,482,256
Morgan Stanley	6,846	168,959
The Goldman Sachs Group, Inc.	7,153	1,034,181
		4,850,926
Diversified Manufacturing Operations — 0.4%
Eaton Corp.	1,672	137,923
General Electric Co.	13,251	215,329
Honeywell International, Inc.	2,848	125,141
Parker Hannifin Corp.	2,751	192,735
		671,128
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	200	31,412
MercadoLibre, Inc.†	7,854	566,902
		598,314
E-Commerce/Services — 1.2%
eBay, Inc.†	73,791	1,800,500
E-Services/Consulting — 0.3%
GSI Commerce, Inc.†	16,710	412,737
Electric Products-Misc. — 0.6%
AMETEK, Inc.	17,061	815,004
Emerson Electric Co.	2,880	151,661
LG Electronics, Inc.	328	27,644
		994,309
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,967	85,879
NextEra Energy, Inc.	1,180	64,180
PG&E Corp.	1,500	68,130
Progress Energy, Inc.	1,376	61,122
		279,311
Electronic Components-Misc. — 0.5%
Tyco Electronics, Ltd.	28,545	834,085
Electronic Components-Semiconductors — 1.2%
Avago Technologies, Ltd.†	28,089	632,283
Broadcom Corp., Class A	2,359	83,485
Entropic Communications, Inc.†	41,256	396,058
Intel Corp.	10,667	205,126
Micron Technology, Inc.†	14,919	107,566
QLogic Corp.†	24,831	438,019
Texas Instruments, Inc.	3,143	85,301
		1,947,838
Electronic Connectors — 0.3%
Amphenol Corp., Class A	10,885	533,147
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,769	177,009
Enterprise Software/Service — 2.6%
Ariba, Inc.†	20,637	390,039
Oracle Corp.	112,593	3,023,122
Taleo Corp., Class A†	21,505	623,430
		4,036,591
Entertainment Software — 0.1%
Activision Blizzard, Inc.	17,260	186,753

Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 0.5%
The Charles Schwab Corp.	57,330	$796,887
Finance-Other Services — 0.5%
CME Group, Inc.	3,135	816,511
Food-Misc. — 0.1%
Kellogg Co.	1,180	59,602
Kraft Foods, Inc., Class A	2,946	90,913
		150,515
Gold Mining — 0.2%
Barrick Gold Corp.	2,100	97,209
Newmont Mining Corp.	2,400	150,744
		247,953
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	1,582	59,151
Marriott International, Inc., Class A	8,649	309,894
Starwood Hotels & Resorts Worldwide, Inc.	3,227	169,579
		538,624
Human Resources — 0.1%
Monster Worldwide, Inc.†	9,769	126,606
Independent Power Producers — 0.0%
Mirant Corp.†	31	309
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	886	50,334
Industrial Automated/Robotic — 0.2%
Fanuc, Ltd.	2,200	280,139
Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	2,760	149,537
Prudential PLC	103,001	1,029,884
		1,179,421
Insurance-Multi-line — 0.6%
ACE, Ltd.	12,465	726,087
MetLife, Inc.	3,525	135,536
		861,623
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	9,708	757,321
Franklin Resources, Inc.	1,181	126,249
T. Rowe Price Group, Inc.	2,848	142,585
		1,026,155
Leisure Products — 0.3%
WMS Industries, Inc.†	12,131	461,827
Machinery-Construction & Mining — 0.4%
Terex Corp.†	28,156	645,336
Medical Information Systems — 0.0%
athenahealth, Inc.†	2,000	66,040
Medical Instruments — 0.9%
AGA Medical Holdings, Inc.†	36,856	514,510
Volcano Corp.†	33,137	860,899
		1,375,409
Medical Products — 0.2%
Baxter International, Inc.	2,181	104,056
Johnson & Johnson	4,219	261,409
		365,465

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene — 3.1%
Alexion Pharmaceuticals, Inc.†	13,569	$873,301
Amgen, Inc.†	4,121	227,108
Celgene Corp.†	45,725	2,634,217
Gilead Sciences, Inc.†	24,594	875,792
Human Genome Sciences, Inc.†	5,672	168,969
Vertex Pharmaceuticals, Inc.†	1,278	44,181
		4,823,568
Medical-Drugs — 0.4%
Abbott Laboratories	3,433	179,340
Merck & Co., Inc.	6,381	234,885
Pfizer, Inc.	15,312	262,907
		677,132
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	35,692	671,367
Medical-HMO — 0.4%
Centene Corp.†	23,611	556,983
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	7,410	943,664
Metal-Aluminum — 0.3%
Century Aluminum Co.†	35,243	464,150
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,102	179,490
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	500	15,955
Multimedia — 1.1%
News Corp., Class A	104,815	1,368,884
The Walt Disney Co.	4,907	162,471
Time Warner, Inc.	3,631	111,290
		1,642,645
Networking Products — 1.6%
Cisco Systems, Inc.†	112,681	2,467,714
Oil Companies-Exploration & Production — 1.0%
Apache Corp.	1,573	153,776
Concho Resources, Inc.†	6,133	405,821
Continental Resources, Inc.†	1,770	82,057
Devon Energy Corp.	1,672	108,245
EOG Resources, Inc.	1,278	118,816
Kodiak Oil & Gas Corp.†	139,208	471,915
Occidental Petroleum Corp.	1,868	146,264
Petrohawk Energy Corp.†	1,770	28,568
Range Resources Corp.	689	26,272
Southwestern Energy Co.†	1,770	59,189
		1,600,923
Oil Companies-Integrated — 1.2%
BG Group PLC	25,823	453,723
BP PLC ADR	788	32,442
Chevron Corp.	2,457	199,140
Exxon Mobil Corp.	4,317	266,747
Hess Corp.	3,827	226,252
Marathon Oil Corp.	788	26,083
Petroleo Brasileiro SA ADR	14,817	537,413
Suncor Energy, Inc.	5,402	175,835
		1,917,635

Security Description	Shares	Value (Note 2)
Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	8,990	$558,369
Oil-Field Services — 0.6%
Key Energy Services, Inc.†	47,857	455,120
Schlumberger, Ltd.	6,499	400,403
Weatherford International, Ltd.†	4,317	73,821
		929,344
Optical Supplies — 0.7%
Alcon, Inc.	6,919	1,154,020
Pharmacy Services — 0.2%
Express Scripts, Inc.†	5,206	253,532
Medco Health Solutions, Inc.†	2,359	122,810
		376,342
Physicians Practice Management — 0.3%
IPC The Hospitalist Co., Inc.†	14,153	386,660
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	9,793	141,803
Real Estate Operations & Development — 0.3%
Hang Lung Properties, Ltd.	94,000	457,349
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	8,500	90,015
Retail-Apparel/Shoe — 1.8%
Abercrombie & Fitch Co., Class A	10,644	418,522
Gymboree Corp.†	11,881	493,537
Limited Brands, Inc.	41,380	1,108,156
The Children's Place Retail Stores, Inc.†	7,853	382,991
The Finish Line, Inc., Class A	28,858	401,415
		2,804,621
Retail-Building Products — 0.0%
Home Depot, Inc.	2,025	64,152
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,143	46,669
Retail-Discount — 0.2%
Target Corp.	5,005	267,467
Wal-Mart Stores, Inc.	1,475	78,942
		346,409
Retail-Drug Store — 0.4%
CVS Caremark Corp.	18,054	568,159
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,631	98,691
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	2,354	124,009
Macy's, Inc.	2,262	52,229
		176,238
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	1,868	79,913
Texas Roadhouse, Inc.†	34,990	491,959
		571,872
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.†	8,636	242,153
Satellite Telecom — 0.5%
GeoEye, Inc.†	17,913	725,118

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductor Equipment — 0.2%
Veeco Instruments, Inc.†	10,477	$365,333
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC	10,871	597,874
Software Tools — 0.2%
VMware, Inc. Class A†	2,848	241,909
Steel-Producers — 0.1%
United States Steel Corp.	3,054	133,886
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	1,484	27,127
Finisar Corp.†	13,267	249,287
		276,414
Telephone-Integrated — 0.2%
AT&T, Inc.	6,192	177,091
CenturyLink, Inc.	2,600	102,596
Verizon Communications, Inc.	2,654	86,494
		366,181
Tobacco — 0.0%
Altria Group, Inc.	2,457	59,017
Transactional Software — 0.2%
VeriFone Systems, Inc.†	12,298	382,099
Transport-Rail — 0.2%
Union Pacific Corp.	3,631	297,016
Transport-Services — 0.8%
United Parcel Service, Inc., Class B	19,610	1,307,791
Transport-Truck — 0.2%
J.B. Hunt Transport Services, Inc.	7,135	247,585
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	15,580	886,658
Web Hosting/Design — 0.5%
Equinix, Inc.†	7,402	757,595
Web Portals/ISP — 2.0%
Google, Inc., Class A†	3,771	1,982,754
Yahoo!, Inc.†	83,955	1,189,642
		3,172,396
Wireless Equipment — 1.5%
Crown Castle International Corp.†	23,840	1,052,536
QUALCOMM, Inc.	6,074	274,059
RF Micro Devices, Inc.†	72,503	445,168
SBA Communications Corp., Class A†	15,440	622,232
		2,393,995
Total Common Stock (cost $74,951,869)		88,074,228
PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.0%
US Bancorp 7.19%(3)	22	17,002
Wachovia Capital Trust IX 6.38%	900	22,545
		39,547

Security Description	Shares/ Principal Amount(20)	Value (Note 2)
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	15	$13,502
HSBC Holdings PLC 8.00%	540	14,569
		28,071
Diversified Financial Services — 0.0%
Citigroup Capital XIII 7.88%	960	24,000
General Electric Capital Corp. 5.50%(2)	1,073	27,587
		51,587
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	1,080	27,432
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp†.	500	215
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	2,800	63,476
Total Preferred Stock (cost $216,047)		210,328
ASSET BACKED SECURITIES — 6.0%
Diversified Financial Services — 6.0%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/06/22*(4)	$85,000	85,106
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	80,000	80,343
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	300,000	311,147
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	65,000	67,371
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	23,514	23,533
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	65,000	68,207
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	7,570	7,577
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/16*	160,000	170,344

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	$265,000	$284,261
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(5)	80,000	88,075
Bank of America Large Loan Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(1)(5)	110,000	111,970
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW17, Class AM 5.92% due 06/11/50(1)(5)	250,000	232,651
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.29% due 05/15/13(3)	85,478	84,952
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(3)(6)	202,115	146,405
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(5)	400,000	443,210
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	178,232	162,632
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	81,044	74,111
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.30% due 05/25/35(1)(6)	238,374	196,440
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(1)(5)	330,000	355,244
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.56% due 03/06/20*(3)(5)	155,000	128,859
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)(5)	500,000	545,392
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(1)(5)	500,000	538,368
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.53% due 04/25/35(1)(6)	92,932	71,649
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 4.92% due 01/25/36(1)(6)	134,773	106,107
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.69% due 03/25/37(1)(6)	78,350	61,134

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.51% due 11/25/11*(3)	$23,333	$23,308
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	150,000	155,866
Impac CMB Trust, Series 2005-4, Class 1A1A 0.80% due 05/25/35(3)(6)	147,725	110,027
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(5)	474,895	492,290
LB-UBS Commercial Mtg. Trust, Series2008-C1, Class A2 6.15% due 04/15/41(1)(5)	250,000	277,093
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 2.93% due 12/25/34(1)(6)	137,235	134,166
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 2.93% due 02/25/35(1)(6)	175,399	166,617
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(5)	550,000	599,905
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(1)(5)	475,000	505,732
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series2007-8, Class AM 5.96% due 08/12/49(1)(5)	300,000	286,087
Morgan Stanley Capital I, Series 2007-T25, Class A3 5.51% due 11/12/49(1)(5)	170,000	185,992
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	152,965	135,929
MortgageIT Trust, Series 2005-4, Class A1 0.54% due 10/25/35(3)(6)	328,509	189,724
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	160,000	162,697
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(5)	170,000	183,883
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.44% due 04/25/36(3)	141,109	105,776
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.34% due 02/20/47(1)(6)	229,877	188,590
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	66,971	67,185
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	315,000	324,539

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.87% due 03/25/35(1)(6)	$273,811	$248,128
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(1)(6)	344,628	328,267
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.43% due 10/25/36(1)(6)	146,247	119,442
Total Asset Backed Securities (cost $9,057,106)		9,436,331
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(4)(8)(9)(11)(19) (cost $5,000)	5,000	4,250
U.S. CORPORATE BONDS & NOTES — 13.0%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	186,000	197,625
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	35,000	40,862
		238,487
Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	5,000	5,225
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20*	10,000	10,350
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	4,000	4,130
		14,480
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	5,000	5,100
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	15,000	16,406
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	2,000	2,121
		18,527

Security Description	Principal Amount(20)	Value (Note 2)
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	$160,000	$172,927
Airlines — 0.2%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	37,138	37,974
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	59,478	57,397
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	80,000	88,400
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,340
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	137,166	148,139
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	9,517	10,659
		346,909
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	40,000	41,700
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	30,000	32,025
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	10,000	10,375
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	2,000	2,120
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	7,000	7,481
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	25,000	26,156
		46,132
Banks-Commercial — 0.5%
Branch Banking & Trust Co. Sub. Notes 0.64% due 05/23/17(3)	14,000	12,509
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	5,158	5,184

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	$7,738	$7,719
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	42,738	42,417
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	12,898	12,704
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	21,663	21,203
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	269,000	297,074
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,733
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	276,033
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	12,000	12,207
US Bank NA Sub. Notes 3.78% due 04/29/20(3)	10,000	10,418
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	20,000	22,860
		727,061
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Ltd. Guar. Notes 1.29% due 06/01/67(3)	48,000	34,618
Banks-Money Center — 0.1%
Chase Capital III Ltd. Guar. Notes 0.85% due 03/01/27(3)	16,000	12,158
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	75,000	76,875
		89,033
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	35,000	36,050
Banks-Super Regional — 0.6%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	180,000	185,813
BAC Capital Trust XIII Ltd. Guar. Notes 0.69% due 03/15/12(3)(12)	41,000	26,082
BAC Capital Trust XV Ltd. Guar. Notes 1.10% due 06/01/56(3)	10,000	6,308

Security Description	Principal Amount(20)	Value (Note 2)
Banks-Super Regional (continued)
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	$50,000	$54,818
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	21,000	23,837
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(12)	15,000	10,959
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	10,831
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,949
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(12)	6,000	4,710
Wachovia Capital Trust III Ltd. Guar. Notes 5.80% due 03/15/11(1)	22,000	19,305
Wachovia Corp. Senior Notes 5.75% due 02/01/18	410,000	467,228
Wells Fargo & Co. Senior Notes 0.69% due 10/28/15(3)	17,000	16,062
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(1)	10,000	10,525
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	15,000	16,837
		855,264
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,319
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	25,000	26,656
		31,975
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	125,000	132,027
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	75,000	97,291
		229,318
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	4,000	3,120
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	140,000	148,349

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Liberty Media LLC Senior Notes 8.25% due 02/01/30	$40,000	$38,600
Nexstar Broadcasting, Inc./ Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	6,000	6,255
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	120,000	139,452
		335,776
Building Products-Wood — 0.0%
Masco Corp. Company Guar. Notes 6.50% due 08/15/32	20,000	17,165
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	5,000
Cable/Satellite TV — 0.6%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	295,000	342,581
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	10,000	11,109
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	135,747
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	50,000	57,645
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	11,071
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	75,000	80,813
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	5,000	5,625
DIRECTV Holdings LLC/ DIRECTV Financing Co, Inc. Company Guar. Notes 3.13% due 02/15/16	10,000	10,097
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	185,000	209,972
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	10,000	10,350
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	10,000	11,150

Security Description	Principal Amount(20)	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	$90,000	$102,619
		988,779
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	5,000	5,213
Casino Hotels — 0.0%
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,475
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	5,000	4,644
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	15,000	17,081
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	5,069
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/20*	15,000	15,825
		48,094
Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	2,925
Cellular Telecom — 0.4%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	250,000	257,463
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	125,000	141,357
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	135,000	183,820
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	25,000	26,531
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	5,000	5,025
		614,196
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	6,000	6,135
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	10,000	10,687

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified (continued)
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	$8,000	$7,340
		24,162
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	10,000	9,800
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	82,000	86,561
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	5,000	5,175
		91,736
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	10,000	11,025
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	10,000	10,825
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	15,000	16,387
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	6,000	6,000
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	31,000	33,364
		77,601
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	10,000	9,225
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,966
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,750
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	24,186
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	45,000	53,550
		100,452
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	15,000	16,997

Security Description	Principal Amount(20)	Value (Note 2)
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	$40,000	$42,400
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	7,000	7,612
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	3,000	2,933
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	35,000	37,669
		90,614
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,950
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,250
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	15,000	15,161
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	7,463
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	5,000	5,325
Ingram Micro, Inc. Senior Notes 5.25% due 09/01/17	10,000	10,358
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	10,000	8,800
		24,483
Diversified Banking Institutions — 1.4%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	201,000	205,844
Bank of America Corp. Senior Notes 5.65% due 05/01/18	20,000	21,190
Bank of America Corp. Senior Notes 7.38% due 05/15/14	55,000	63,214
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(12)	24,000	24,757
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	9,000	9,348

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Notes 5.38% due 08/09/20	$45,000	$46,559
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	100,000	106,536
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	37,000	38,206
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	10,000	10,964
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	10,000	9,647
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	97,398
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	150,000	165,731
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	14,000	15,260
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	137,000	145,075
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	12,000	13,180
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	20,000	20,789
JP Morgan Chase & Co. Sub. Notes 1.55% due 09/01/15(3)	21,000	20,842
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	155,000	169,947
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(3)(12)	10,000	10,716
JP Morgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	175,000	175,242
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.38% due 05/15/77(3)	5,000	3,599
Morgan Stanley Sub. Notes 4.75% due 04/01/14	90,000	93,993
Morgan Stanley Senior Notes 5.55% due 04/27/17	26,000	27,551
Morgan Stanley Senior Notes 5.63% due 09/23/19	15,000	15,617

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.75% due 08/31/12	$255,000	$273,467
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	110,866
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,516
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	170,000	173,929
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	125,375
		2,199,358
Diversified Financial Services — 0.4%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(3)	83,000	87,150
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	130,000	137,664
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	85,000	94,348
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	20,312
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	190,000	205,053
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	23,000	24,086
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	50,000	57,420
		626,033
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	10,130
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	13,000	13,146
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	22,300
		35,446
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	25,000	27,000

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
AES Corp. Senior Notes 8.00% due 06/01/20	$60,000	$65,100
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	18,000	18,142
Edison Mission Energy Senior Notes 7.00% due 05/15/17	5,000	3,612
		113,854
Electric-Integrated — 0.5%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	14,000	13,836
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	96,746
CMS Energy Corp. Senior Notes 4.25% due 09/30/15	9,000	9,078
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	80,000	93,582
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	28,708
Edison International Senior Notes 3.75% due 09/15/17	75,000	76,900
Entergy Corp. Senior Notes 3.63% due 09/15/15	110,000	111,081
Entergy Corp. Senior Notes 5.13% due 09/15/20	25,000	24,918
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 3.95% due 10/01/20	18,000	18,049
Exelon Generation Co. LLC Senior Notes 4.00% due 10/01/20	18,000	18,019
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	18,000	18,057
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	10,000	10,044
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	15,000	14,438
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,437
Nevada Power Co. Notes 5.38% due 09/15/40	10,000	10,315

Security Description	Principal Amount(20)	Value (Note 2)
Electric-Integrated (continued)
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(4)(11)	$25,000	$0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	10,000	6,550
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	195,000	229,533
		789,291
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	125,000	142,671
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,481
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	1,000	1,118
		6,599
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(7)	3,000	3,000
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	5,000	5,200
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	3,000	3,188
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	8,000	8,529
		19,917
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	10,000	11,243
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	10,000	10,650
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	15,000	15,562
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	8,000	9,043
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	2,000	2,519

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
Hyundai Capital America Company Guar. Notes 3.75% due 04/06/16*	$6,000	$5,993
		17,555
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	30,000	31,500
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	10,000	10,109
Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	20,000	21,514
Finance-Investment Banker/Broker — 0.4%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	220,000	235,594
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(3)(8)(10)(12)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(10)	10,000	2,212
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(10)	11,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(10)	15,000	2
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	55,000	59,067
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	13,000	13,837
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	15,000	16,825
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	15,000	16,802
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	20,000	21,248
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	175,000	193,453
		559,042
Finance-Other Services — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	85,000	97,924

Security Description	Principal Amount(20)	Value (Note 2)
Finance-Other Services (continued)
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	$60,000	$61,296
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	10,000	8,900
		168,120
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	6,000	6,345
Food-Confectionery — 0.0%
WM Wrigley Jr Co. Senior Sec. Notes 3.70% due 06/30/14*	10,000	10,355
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	25,000	28,750
Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	175,000	190,155
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	23,000	26,930
		217,085
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	11,860
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	40,000	40,300
		52,160
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	4,925
Service Corp. International Senior Notes 8.00% due 11/15/21	10,000	10,700
		15,625
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	9,563
Gas-Distribution — 0.2%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	87,052
Energen Corp. Senior Notes 7.63% due 12/15/10	200,000	202,557
		289,609

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	$10,000	$9,125
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,200
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	5,000	5,225
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	10,000	10,275
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(4)(11)	50,000	0
Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,275
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	10,000	10,287
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,500
		50,337
Insurance-Life/Health — 0.2%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,616
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	11,000	10,340
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,814
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	65,000	82,136
Protective Life Corp. Senior Notes 8.45% due 10/15/39	30,000	32,889
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	95,000	115,724
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	67,256
Unum Group Senior Notes 5.63% due 09/15/20	5,000	5,137
		338,912

Security Description	Principal Amount(20)	Value (Note 2)
Insurance-Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	$12,000	$12,031
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	65,000	67,202
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	6,000	6,386
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(3)	20,000	20,200
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,938
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	20,000	20,583
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	165,000	194,843
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	195,265
		528,448
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,512
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	13,000	11,904
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	30,000	28,350
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	270,000	246,238
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	95,000	129,823
		426,827
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	180,000	221,785
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/15/37(3)	230,000	209,300
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	120,667

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	$160,000	$172,083
		723,835
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	11,000	11,949
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,300
		33,249
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	5,000	5,100
Medical Products — 0.0%
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(7)	10,000	10,063
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	5,000	5,425
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	10,000	10,288
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	77,000	82,137
		97,850
Medical-Drugs — 0.0%
Schering-Plough Corp Company Guar. Notes 6.00% due 09/15/17	15,000	18,224
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	10,000	11,600
		29,824
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	16,000	18,554
Medical-HMO — 0.0%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	11,000	12,812
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	7,000	7,490
HCA, Inc. Senior Notes 7.50% due 11/15/95	10,000	7,900

Security Description	Principal Amount(20)	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	$80,000	$89,200
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	10,000	9,762
Tenet Healthcare Corp 8.88% due 07/01/19	40,000	44,150
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	5,000	5,369
		163,871
Multimedia — 0.8%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	140,000	158,581
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	125,000	131,945
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	100,000	101,218
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	15,000	15,429
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	10,000	10,888
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	15,000	16,204
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	230,000	281,301
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	20,000	23,259
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	235,000	309,962
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	18,000	23,328
Time Warner, Inc. Company Guar. 3.15% due 07/15/15	35,000	36,279
Viacom, Inc. Senior Notes 6.13% due 10/05/17	165,000	192,722
		1,301,116
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,350
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	34,000	36,422

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal (continued)
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	$12,000	$13,258
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	10,000	11,074
		60,754
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	180,000	191,523
Xerox Corp. Senior Notes 5.63% due 12/15/19	15,000	16,789
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	65,943
		274,255
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	14,000	15,242
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	160,000	155,981
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	6,000	6,612
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	15,000	16,612
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	10,000	10,475
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	30,000	31,800
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	5,000	5,050
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	14,000	15,272
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	10,000	10,600
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	16,013
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,413
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,975

Security Description	Principal Amount(20)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	$5,000	$6,367
		296,170
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	9,000	9,391
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	60,000	64,132
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	20,000	22,000
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	25,000	26,469
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	10,000	10,500
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/31	10,000	10,796
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	21,000	22,968
		70,733
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	80,000	91,848
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	6,000	5,850
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	10,000	10,600
Pipelines — 0.4%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	10,100
El Paso Corp. Senior Notes 7.00% due 06/15/17	45,000	47,784
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	24,000	25,909
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	15,000	15,787

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	$9,000	$10,005
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	10,000	10,800
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	165,000	175,467
Plains All American Pipeline LP Company Guar. Notes 4.25% due 09/01/12	8,000	8,344
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	20,000	21,872
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	10,000	11,025
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	216,000	217,181
Tennessee Gas Pipeline Co. Senior Notes 8.00% due 02/01/16	10,000	11,900
Williams Partners LP Senior Notes 7.50% due 06/15/11	26,000	27,117
		593,291
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	20,000	20,600
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	6,000	6,300
		26,900
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	5,000	4,969
Real Estate Investment Trusts — 0.7%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	10,000	10,127
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	58,000	60,132
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	112,097
Duke Realty LP Senior Notes 6.75% due 03/15/20	45,000	50,260
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	40,000	42,900

Security Description	Principal Amount(20)	Value (Note 2)
Real Estate Investment Trusts (continued)
ERP Operating LP Senior Notes 5.75% due 06/15/17	$150,000	$168,909
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	5,000	5,560
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	20,000	20,475
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	170,000	187,320
Liberty Property LP Senior Notes 4.75% due 10/01/20	47,000	47,333
Realty Income Corp. Senior Notes 6.75% due 08/15/19	190,000	217,802
Simon Property Group LP Senior Notes 4.38% due 03/01/21	55,000	55,755
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	150,000	161,775
		1,140,445
Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	5,000	5,788
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	9,000	8,987
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	115,878
		124,865
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(10)	10,000	25
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	13,000	13,471
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	5,000	5,063
		18,534
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	15,000	16,200
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	25,000	26,344
		42,544

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount — 0.2%
Target Corp. Senior Notes 7.00% due 01/15/38	$110,000	$141,843
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	60,000	64,249
Wal-Mart Stores, Inc. Notes 5.63% due 04/01/40	20,000	22,657
		228,749
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,890
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	45,000	51,304
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	132,131	148,807
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	7,913	9,285
		230,286
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	30,000	31,350
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,250
Retail-Regional Department Stores — 0.0%
Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	40,000	42,600
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	5,087
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	10,125
		57,812
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	9,000	9,518
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	10,000	10,072
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	10,000	8,750

Security Description	Principal Amount(20)	Value (Note 2)
Special Purpose Entities — 0.3%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	$55,000	$59,537
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	170,000	167,997
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	15,000	17,100
Goldman Sachs Capital III Company Guar. Notes 1.07% due 09/01/12(3)(12)	9,000	6,232
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	185,000	202,400
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	8,000	9,355
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	5,000	5,425
		468,046
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	5,000	5,063
Arcelormittal Senior Notes 3.75% due 08/05/15	100,000	101,068
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	5,000	5,150
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,187
United States Steel Corp. Senior Notes 7.38% due 04/01/20	6,000	6,255
		122,723
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/40	10,000	10,608
Telecom Services — 0.4%
PAETEC Holding Corp Senior Sec. Notes 8.88% due 06/30/17	5,000	5,225
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	22,600
Qwest Corp. Senior Notes 8.88% due 03/15/12	32,000	35,120
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	31,000	34,100
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	200,000	212,867

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	$170,000	$219,482
		529,394
Telephone-Integrated — 0.1%
Citizens Utility Co. Senior Notes 7.13% due 03/15/19	30,000	30,750
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	17,000	18,594
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	2,000	2,207
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	36,000	38,970
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	8,000	7,320
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	20,000	20,100
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	5,000	5,250
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,713
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	30,000	31,275
		165,179
Television — 0.2%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	125,000	148,892
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	120,000	156,426
Paxson Communications Corp. Escrow Notes 8.38% due 01/15/13†*(4)(11)	11,593	58
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(7)	7,367	7,054
Viacom, Inc. Company Guar. Notes 4.63% due 05/15/18	16,000	16,543
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(4)(11)	5,000	0
		328,973

Security Description	Principal Amount(20)	Value (Note 2)
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	$35,000	$46,916
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	182,736
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	165,000	174,524
		404,176
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	27,149	23,348
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	19,195	18,667
		42,015
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.75% due 05/15/15	10,000	10,692
Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	10,000	11,532
Transport-Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	10,000	10,250
Ryder System, Inc. Notes 3.60% due 03/01/16	8,000	8,123
		18,373
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	39,000	41,632
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	21,000	22,361
Motorola, Inc. Senior Notes 6.50% due 09/01/25	22,000	23,943
		46,304
Total U.S. Corporate Bonds & Notes (cost $18,733,318)		20,280,427

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 2.3%
Banks-Commercial — 0.3%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*	$10,000	$11,114
Bank of Tokyo-Mitsubishi UFJ Ltd. Notes 2.45% due 09/11/15*	11,000	11,129
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(12)	20,000	18,700
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	10,000	10,845
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(12)	9,000	8,505
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	10,000	10,758
Groupe BPCE Notes 2.78% due 12/30/10(3)(12)	23,000	15,064
Nordea Bank AB Jr. Sub. Bonds 8.38% due 03/25/15(1)	8,000	8,564
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	170,000	181,055
The Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	122,000	123,275
The Royal Bank of Scotland PLC Company Guar. Notes 5.63% due 08/24/20	15,000	15,727
Westpac Banking Corp. Jr. Sub. Notes 0.65% due 03/31/11(3)(12)	40,000	24,000
		438,736
Banks-Money Center — 0.3%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	218,195
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	185,000	208,511
		426,706
Brewery — 0.2%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	220,000	259,600
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	125,000	142,198
Chemicals-Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	5,000	5,397

Security Description	Principal Amount(20)	Value (Note 2)
Computers-Memory Devices — 0.0%
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	$25,000	$29,500
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(4)(11)	24,675	0
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	125,000	144,980
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	35,000	37,800
Tyco International Finance Company Guar. Notes 3.38% due 10/15/15	10,000	10,553
		48,353
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	21,000	25,089
Electric-Integrated — 0.0%
Iberdrola Finance Ireland Ltd. Company Guar. Notes 3.80% due 09/11/14*	17,000	17,465
Finance-Other Services — 0.0%
Sydney Airport Finance Co. Property, Ltd. Company Guar. Notes 5.13% due 02/22/21*	15,000	14,985
Gold Mining — 0.0%
Gold Fields Orogen Holding BVI Ltd. Company Guar. Notes 4.88% due 10/07/20*	14,000	13,902
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.23% due 07/15/14(3)(12)	18,000	11,580
Catlin Insurance Co., Ltd. Notes 7.25% due 01/19/17*(3)(12)	12,000	9,720
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	21,000	22,378
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	14,000	14,548
		58,226
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	100,000	113,335
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	14,000	15,249
		128,584

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	$160,000	$166,379
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	11,225
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	7,525
		18,750
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	190,000	190,998
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	20,000	20,808
BP Capital Markets PLC Company Guar. 4.50% due 10/01/20	11,000	11,249
ENI SpA Senior Notes 5.70% due 10/01/40*	12,000	12,283
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	30,000	38,501
		273,839
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	175,000	193,026
Weatherford International, Ltd., Bermuda Company Guar. Notes 6.75% due 09/15/40	11,000	11,465
		204,491
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(3)	13,000	12,155
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(2)	27,000	27,945
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	115,000	124,374
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	10,000	10,050
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*	14,000	14,205
		148,629

Security Description	Principal Amount(20)	Value (Note 2)
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	$9,000	$10,660
Telephone-Integrated — 0.7%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	187,015
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	100,000	140,025
France Telecom SA Senior Notes 8.50% due 03/01/31	145,000	209,724
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	21,000	22,662
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	200,000	207,210
Telefonica Emisiones SAU Company Guar. Notes 0.77% due 02/04/13(3)	10,000	9,789
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	215,000	218,979
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	10,000	11,120
		1,006,524
Television — 0.0%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	15,000	16,875
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc./ Navios Maritime Finance U.S., Inc. Senior Sec. Notes 8.88% due 11/01/17*	20,000	21,100
Total Foreign Corporate Bonds & Notes (cost $3,395,918)		3,661,068
FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Federal Republic of Brazil Bonds 5.63% due 01/07/41	9,000	9,878
Republic of Argentina Senior Bonds 8.28% due 12/31/33(13)	25,697	21,367
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	100,000	121,422
Republic of Turkey Senior Bonds 11.88% due 01/15/30	42,000	74,235
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	95,000	69,588

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)		Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Russian Federation Senior Bonds 3.63% due 04/29/15*		$200,000	$201,500
Russian Federation Senior Bonds 7.50% due 03/31/30(14)		44,750	53,440
United Mexican States Notes 5.95% due 03/19/19		40,000	46,940
Total Foreign Government Agencies (cost $565,626)			598,370
FOREIGN GOVERNMENT TREASURIES — 0.5%
Sovereign — 0.5%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12 (cost $746,695)	BRL	1,330,000	791,400
LOANS(15)(16) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.01% due 12/16/13(3)		87,725	86,163
Ford Motor Co. BTL-B 3.05% due 12/16/13(3)		91,047	89,425
Total Loans (cost $178,772)			175,588
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
California State General Obligation Bonds 6.20% due 10/01/19		75,000	83,038
California State General Obligation Bonds 7.55% due 04/01/39		170,000	184,876
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40		100,000	124,155
State of Utah Series B 3.54% due 07/01/25		15,000	14,983
Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30		5,000	5,374
Total Municipal Bonds & Notes (cost $393,217)			412,426
U.S. GOVERNMENT AGENCIES — 12.4%
Federal Home Loan Mtg. Corp. — 1.4%
4.00% due 05/01/40		74,021	76,165
4.50% due 01/01/39		34,505	35,945
5.00% due 05/01/20		644,508	687,293
5.00% due 05/01/34		142,402	151,477
5.00% due 07/01/35		26,592	28,102
5.00% due 08/01/35		132,648	140,180
5.00% due 03/01/38		52,936	55,649
5.50% due 07/01/34		41,805	44,774

Security Description	Principal Amount(20)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.50% due 05/01/37	$39,368	$41,786
5.50% due 09/01/37	65,268	69,277
5.50% due 07/01/38	31,261	33,181
6.00% due 08/01/26	161,819	174,849
6.00% due 12/01/36	31,852	34,317
6.00% due 04/01/40	445,420	477,861
6.50% due 05/01/16	1,930	2,089
6.50% due 05/01/29	6,519	7,238
6.50% due 03/01/36	28,006	30,584
6.50% due 05/01/36	4,130	4,510
7.00% due 04/01/32	10,077	11,382
7.50% due 08/01/23	596	672
7.50% due 08/01/25	1,957	2,204
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(6)	46,929	47,705
Series 2586, Class NK 3.50% due 08/15/16(6)	14,162	14,341
Series 1577, Class PK 6.50% due 09/15/23(6)	40,000	42,582
Series 1226, Class Z 7.75% due 03/15/22(6)	1,732	1,897
		2,216,060
Federal National Mtg. Assoc. — 8.9%
2.13% due 01/25/13	18,000	18,095
4.00% due October TBA	1,000,000	1,027,812
4.50% due 01/01/39	41,605	43,399
4.50% due 06/01/39	630,038	660,449
4.56% due 01/01/15	574,423	621,641
4.85% due 11/01/15	603,535	673,383
5.00% due 03/01/18	18,151	19,371
5.00% due 06/01/19	7,908	8,444
5.00% due 02/01/20	36,336	38,802
5.00% due 05/01/35	18,545	19,604
5.00% due 07/01/40	74,803	78,793
5.50% due 03/01/18	33,141	35,938
5.50% due 05/01/20	174,081	188,123
5.50% due 06/01/20	138,732	150,499
5.50% due 11/01/22	32,812	35,339
5.50% due 06/01/34	34,919	37,452
5.50% due 06/01/35	981,282	1,057,076
5.50% due 12/01/35	84,828	90,718
5.50% due 06/01/36	543,052	583,813
5.50% due 11/01/36	26,667	28,427
5.50% due 12/01/36	31,418	33,491
5.50% due 05/01/37	41,921	44,600
5.50% due 07/01/38	119,409	127,040
5.50% due October TBA	400,000	425,188
5.92% due 10/01/11	402,396	411,923
6.00% due 06/01/17	15,882	17,213
6.00% due 06/01/21	462,388	501,436
6.00% due 12/01/33	54,908	60,214
6.00% due 05/01/34	38,397	41,915
6.00% due 07/01/34	11,739	12,808
6.00% due October TBA	3,900,000	4,188,842
6.06% due 09/01/11	201,581	208,901
6.38% due 08/01/11	266,905	270,357

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares/ Principal Amount(20)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 09/01/32	$50,656	$56,522
6.50% due 07/01/36	22,819	24,991
6.50% due October TBA	1,700,000	1,853,530
7.00% due 06/01/37	169,742	189,257
		13,885,406
Government National Mtg. Assoc. — 2.1%
4.50% due October TBA	3,000,000	3,155,625
6.00% due 11/15/28	94,815	104,045
7.00% due 07/15/33	31,832	36,210
7.50% due 01/15/32	9,514	10,909
8.50% due 11/15/17	1,703	1,892
9.00% due 11/15/21	595	687
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/15/35(6)	2,631	3,033
Series 2005-74, Class HC 7.50% due 09/16/35(6)	16,270	18,764
		3,331,165
Total U.S. Government Agencies (cost $18,944,166)		19,432,631
U.S. GOVERNMENT TREASURIES — 10.0%
United States Treasury Bonds — 2.3%
2.13% due 02/15/40 TIPS(22)	18,155	20,287
2.63% due 07/15/17 TIPS(22)	1,525,226	1,758,538
4.25% due 05/15/39	200,000	219,875
4.38% due 02/15/38	725,000	816,984
4.38% due 05/15/40	200,000	224,626
4.50% due 02/15/36	490,000	563,424
4.50% due 08/15/39	4,000	4,580
		3,608,314
United States Treasury Notes — 7.7%
1.13% due 12/15/12	1,700,000	1,723,905
1.25% due 08/31/15	75,000	74,977
1.38% due 02/15/13	4,525,000	4,615,853
1.75% due 07/31/15	5,000	5,120
1.88% due 06/30/15	1,925,000	1,983,653
2.63% due 08/15/20	100,000	100,937
3.50% due 05/15/20	150,000	162,820
3.63% due 02/15/20	1,450,000	1,590,355
4.50% due 03/31/12(17)	1,725,000	1,832,881
		12,090,501
Total U.S. Government Treasuries (cost $15,479,273)		15,698,815
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 2000 Index Fund (cost $514,265)	8,200	553,254
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Association, Inc. Expires 02/19/14†(4)(11) (cost $48)	48	0
Total Long-Term Investment Securities (cost $143,181,320)		159,329,116

Security Description	Principal Amount(20)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.0%
U.S. Government Agencies — 1.0%
Federal Home Loan Bank Disc. Notes 0.00% due 10/01/10 (cost $1,500,000)	$1,500,000	$1,500,000
REPURCHASE AGREEMENTS — 4.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $617,000 and collateralized by $605,000 of United Treasury Notes, bearing interest at 2.13%, due 05/15/15 and having an approximate value of $635,069	617,000	617,000
Bank of America Securities Joint Repurchase Agreement(18)	2,115,000	2,115,000
State Street Bank & Trust Co., Joint Repurchase Agreement(18)	2,443,000	2,443,000
UBS Securities LLC, Joint Repurchase Agreement(18)	1,520,000	1,520,000
Total Repurchase Agreements (cost $6,695,000)		6,695,000
TOTAL INVESTMENTS (cost $151,376,320)(21)	107.1%	167,524,116
Liabilities in excess of other assets	(7.1)	(11,102,375)
NET ASSETS	100.0%	$156,421,741

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $5,213,338 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Variable Rate Security - the rate reflected is as of September 30, 2010, maturity date reflects the stated maturity date.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(5)  Commercial Mortgage Backed Security

(6)  Collateralized Mortgage Obligation

(7)  Income may be received in cash or additional shares at the discretion of the issuer.

(8)  Company has filed for Chapter 11 bankruptcy protection.

(9)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2010, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$4,250	$85.00	0.00%

(10)  Bond in default

(11)  Illiquid security. At September 30, 2010, the aggregate value of these securities was $4,250 representing 0% of net assets.

(12)  Perpetual maturity - maturity date reflects the next call date.

(13)  A portion of the interest was paid in additional bonds.

(14)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2010.

(15)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(18)  See Note 2 for details of Joint Repurchase Agreements.

(19)  Security in default of interest and principal at maturity.

(20)  Denominated in United States dollars unless otherwise indicated.

(21)  See Note 3 for cost of investments on a tax basis.

(22)  Principal amount of security is adjusted for inflation.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
11	Short	Euro-Bund Futures	December 2010	$1,966,158	$1,973,711	$(7,553)
7	Short	Euro Buxl 30YR Bonds	December 2010	1,139,131	1,141,608	(2,477)
9	Long	Long Gilt Futures	December 2010	1,755,535	1,763,131	7,596
39	Long	U.S. Treasury 2YR Notes	December 2010	8,539,876	8,559,891	20,015
104	Short	U.S. Treasury 5YR Notes	December 2010	12,485,636	12,570,188	(84,552)
39	Short	U.S. Treasury 10YR Notes	December 2010	4,869,765	4,915,828	(46,063)
33	Long	U.S. Treasury Long Bonds	December 2010	4,362,306	4,412,719	50,414
						$(62,620)

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	218,000	USD	286,060	12/15/10	$—	$(10,965)
	GBP	355,000	USD	547,825	12/15/10	—	(9,560)
	JPY	137,332,000	USD	1,642,354	12/15/10	—	(3,960)
						—	(24,485)
BNP Paribas SA	USD	291,744	CLP	142,050,000	10/29/10	1,692	—
	USD	1,104,569	EUR	870,000	12/15/10	80,803	—
						82,495	—
Brown Brothers Harriman & Co.	EUR	217,000	USD	284,680	12/15/10	—	(10,982)
Citibank N.A.	BRL	1,268,000	USD	720,250	12/15/10	—	(18,075)
	CLP	142,050,000	USD	291,894	10/29/10	—	(1,541)
	MXN	1,315,000	USD	104,688	12/15/10	1,002	—
						1,002	(19,616)
Royal Bank Of Canada	MXN	3,945,000	USD	309,643	12/15/10	—	(1,416)
Westpac Banking Corp.	AUD	590,000	USD	547,710	12/15/10	—	(17,619)
Net Unrealized Appreciation/(Depreciation)						$83,497	$(74,118)

AUD — Australian Dollar

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro Dollar

GBP — Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$88,074,229	$—	$—	$88,074,229
Preferred Stocks	179,824	30,504	—	210,328
Asset Backed Securities	—	9,351,225	85,106	9,436,331
Convertible Bonds & Notes	—	—	4,250	4,250
U.S. Corporate Bonds & Notes	—	20,200,380	80,047	20,280,427
Foreign Corporate Bonds & Notes	—	3,661,068	0	3,661,068
Foreign Government Agencies	—	598,370	—	598,370
Foreign Government Treasuries	—	791,400	—	791,400
Loans	—	175,588	—	175,588
Municipal Bonds & Notes	—	412,426	—	412,426
U.S. Government Agencies	—	19,432,631	—	19,432,631
U.S. Government Treasuries	—	15,698,815	—	15,698,815
Exchange Traded Funds	553,254	—	—	553,254
Warrants	—	—	0	0
Short-Term Investment Securities:
U.S. Government Agencies	—	1,500,000	—	1,500,000
Repurchase Agreements	—	6,695,000	—	6,695,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	78,024	—	—	78,024
Open Forward Foreign Currency Contracts - Appreciation	—	83,497	—	83,497
Total	$88,885,331	$78,630,904	$169,403	$167,685,638
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	140,645	—	—	140,645
Open Forward Foreign Currency Contracts - Depreciation	—	74,118	—	74,118
Total	$140,645	$74,118	$—	$214,763

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$459,984	$3,500	$108,177	$0	$—
Accrued discounts/premiums	1	—	—	—	—
Realized gain(loss)	—	—	(8,489)	325	—
Change in unrealized appreciation(depreciation)(1)	21,612	750	10,101	—	(49)
Net purchases(sales)	85,000	—	(29,742)	(325)	49
Transfers in and/or out of Level 3(2)	(481,491)	—	—	—	—
Balance as of 9/30/2010	$85,106	$4,250	$80,047	$0	$0

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$106	$750	$(4,731)	$—	$(49)

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	14.1%
Repurchase Agreements	12.2
Diversified Financial Services	10.4
Government National Mtg. Assoc.	5.0
Diversified Banking Institutions	4.8
United States Treasury Bonds	3.8
Computers	3.6
Federal Home Loan Mtg. Corp.	2.6
United States Treasury Notes	2.3
Multimedia	2.0
Medical-Biomedical/Gene	1.9
Banks-Commercial	1.7
Banks-Super Regional	1.7
Sovereign	1.5
Telephone-Integrated	1.5
Oil Companies-Integrated	1.4
Web Portals/ISP	1.4
Enterprise Software/Service	1.3
Insurance-Multi-line	1.3
Brewery	1.1
Electric-Integrated	1.1
Real Estate Investment Trusts	1.1
Finance-Investment Banker/Broker	1.0
Cable/Satellite TV	1.0
Oil Companies-Exploration & Production	0.9
Insurance-Life/Health	0.9
Wireless Equipment	0.8
Auto-Cars/Light Trucks	0.8
E-Commerce/Services	0.7
U.S. Government Agencies	0.7
Insurance-Property/Casualty	0.7
Pipelines	0.7
Cellular Telecom	0.6
Special Purpose Entities	0.6
Banks-Money Center	0.6
Diversified Manufacturing Operations	0.6
Finance-Other Services	0.6
Medical-Drugs	0.6
Broadcast Services/Program	0.6
Retail-Apparel/Shoe	0.5
Optical Supplies	0.5
Telecom Services	0.5
Chemicals-Diversified	0.5
Oil-Field Services	0.5
Metal Processors & Fabrication	0.5
Transport-Services	0.5
Cosmetics & Toiletries	0.5
Retail-Discount	0.5
Steel-Producers	0.5
Retail-Drug Store	0.4
Tobacco	0.4
Municipal Bonds	0.4
Insurance-Mutual	0.4
Hotels/Motels	0.4
Airlines	0.4
Agricultural Chemicals	0.4
Electronic Components-Semiconductors	0.4
Pharmacy Services	0.4
Vitamins & Nutrition Products	0.4
Electronic Components-Misc.	0.3
Food-Misc.	0.3
Television	0.3
Beverages-Non-alcoholic	0.3
Real Estate Operations & Development	0.3
Gas-Distribution	0.3
Advertising Agencies	0.3
Medical Products	0.3
Casino Hotels	0.3
Office Automation & Equipment	0.3
Soap & Cleaning Preparation	0.3
Transport-Rail	0.2
Applications Software	0.2
Electronic Connectors	0.2
Aerospace/Defense-Equipment	0.2
Medical-Hospitals	0.2
Electric-Generation	0.2
Gold Mining	0.2
Investment Management/Advisor Services	0.2
Retail-Regional Department Stores	0.2
Cruise Lines	0.2
Oil & Gas Drilling	0.2
Computers-Memory Devices	0.2
Software Tools	0.2
Retail-Sporting Goods	0.2
Agricultural Operations	0.2
Networking Products	0.2
Chemicals-Specialty	0.2
Banks-Fiduciary	0.2
Metal-Diversified	0.1
Metal-Copper	0.1
Electric-Transmission	0.1
Entertainment Software	0.1
Electronic Forms	0.1
Computer Services	0.1
Industrial Automated/Robotic	0.1
Electric Products-Misc.	0.1
Non-Hazardous Waste Disposal	0.1
Containers-Metal/Glass	0.1
Human Resources	0.1
Independent Power Producers	0.1
Paper & Related Products	0.1
Coal	0.1
Rental Auto/Equipment	0.1
Retail-Major Department Stores	0.1
Retail-Restaurants	0.1
Oil Refining & Marketing	0.1
Auto/Truck Parts & Equipment-Original	0.1
Commercial Services-Finance	0.1
Food-Retail	0.1
Satellite Telecom	0.1
Distribution/Wholesale	0.1
Finance-Commercial	0.1
Funeral Services & Related Items	0.1
Web Hosting/Design	0.1
Transport-Equipment & Leasing	0.1
Transport-Air Freight	0.1
108.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited) (continued)

Credit Quality†#
Government — Agency	33.6%
Government — Treasury	9.5
AAA	5.4
AA	3.8
A	12.2
BBB	20.8
BB	5.1
B	2.3
CCC	1.4
Not Rated@	5.9
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 31.1%
Advertising Agencies — 0.1%
The Interpublic Group of Cos., Inc.†	8,000	$80,240
Aerospace/Defense — 0.0%
The Boeing Co.	197	13,108
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	1,300	95,849
United Technologies Corp.	1,971	140,394
		236,243
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	400	38,200
Monsanto Co.	2,737	131,184
Potash Corp. of Saskatchewan, Inc.	1,671	240,691
The Mosaic Co.	500	29,380
		439,455
Airlines — 0.1%
AMR Corp.†	10,100	63,327
Applications Software — 0.2%
Microsoft Corp.	10,932	267,725
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	44,835	548,780
Banks-Commercial — 0.5%
Lloyds Banking Group PLC†	56,525	65,815
Regions Financial Corp.	12,803	93,078
Standard Chartered PLC	15,358	440,538
		599,431
Banks-Fiduciary — 0.1%
State Street Corp.	2,128	80,141
The Bank of New York Mellon Corp.	1,986	51,894
		132,035
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,937	155,708
Fifth Third Bancorp	10,932	131,512
PNC Financial Services Group, Inc.	2,355	122,248
SunTrust Banks, Inc.	3,055	78,911
US Bancorp	5,121	110,716
Wells Fargo & Co.	7,683	193,074
		792,169
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	3,174	210,880
The Coca-Cola Co.	3,055	178,779
		389,659
Brewery — 0.7%
Anheuser-Busch InBev NV	15,036	884,481
Casino Hotels — 0.2%
Boyd Gaming Corp.†	2,957	21,438
MGM Resorts International†	2,900	32,712
Wynn Resorts, Ltd.	2,255	195,667
		249,817
Casino Services — 0.0%
International Game Technology	2,017	29,146
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	2,660	85,386
E.I. du Pont de Nemours & Co.	1,971	87,946

Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
Israel Chemicals, Ltd.	18,478	$260,652
The Dow Chemical Co.	6,302	173,053
		607,037
Chemicals-Specialty — 0.1%
Albemarle Corp.	1,800	84,258
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	296	66,304
Computer Software — 0.0%
Smart Technologies, Inc., Class A†	3,200	43,360
Computers — 3.6%
Apple, Inc.†	14,095	3,999,456
Dell, Inc.†	11,131	144,258
Hewlett-Packard Co.	3,028	127,388
		4,271,102
Computers-Memory Devices — 0.1%
EMC Corp.†	3,990	81,037
Isilon Systems, Inc.†	1,500	33,420
Netezza Corp†	1,600	43,120
		157,577
Computers-Periphery Equipment — 0.0%
Compellent Technologies, Inc.†	1,800	32,724
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	5,649	434,182
The Procter & Gamble Co.	3,642	218,411
		652,593
Cruise Lines — 0.2%
Carnival Corp.	4,529	173,053
Royal Caribbean Cruises, Ltd.†	1,578	49,754
		222,807
Diversified Banking Institutions — 2.5%
Bank of America Corp.	86,077	1,128,469
Citigroup, Inc.†	35,300	137,670
JPMorgan Chase & Co.	23,182	882,539
Morgan Stanley	5,994	147,932
The Goldman Sachs Group, Inc.	4,646	671,719
		2,968,329
Diversified Manufacturing Operations — 0.5%
Eaton Corp.	1,480	122,085
General Electric Co.	11,425	185,657
Honeywell International, Inc.	2,463	108,224
Parker Hannifin Corp.	2,366	165,762
		581,728
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	100	15,706
E-Commerce/Services — 0.7%
eBay, Inc.†	36,378	887,623
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,385	125,594
LG Electronics, Inc.	157	13,232
		138,826
Electric-Integrated — 0.2%
Dominion Resources, Inc.	1,775	77,497
NextEra Energy, Inc.	1,183	64,343
PG&E Corp.	1,300	59,046

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
Progress Energy, Inc.	1,283	$56,991
		257,877
Electronic Components-Misc. — 0.3%
Tyco Electronics, Ltd.	14,060	410,833
Electronic Components-Semiconductors — 0.4%
Broadcom Corp., Class A	1,971	69,754
Intel Corp.	9,345	179,704
Micron Technology, Inc.†	12,803	92,310
Texas Instruments, Inc.	2,760	74,906
		416,674
Electronic Connectors — 0.2%
Amphenol Corp., Class A	5,350	262,043
Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,906	154,442
Enterprise Software/Service — 1.3%
Oracle Corp.	58,191	1,562,428
Entertainment Software — 0.1%
Activision Blizzard, Inc.	14,971	161,986
Finance-Investment Banker/Broker — 0.3%
The Charles Schwab Corp.	27,861	387,268
Finance-Other Services — 0.4%
CME Group, Inc.	1,615	420,627
Food-Misc. — 0.1%
Kellogg Co.	1,085	54,804
Kraft Foods, Inc., Class A	2,463	76,008
		130,812
Gold Mining — 0.2%
Barrick Gold Corp.	1,800	83,322
Newmont Mining Corp.	2,000	125,620
		208,942
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	1,288	48,158
Marriott International, Inc., Class A	7,484	268,152
Starwood Hotels & Resorts Worldwide, Inc.	2,849	149,715
		466,025
Human Resources — 0.1%
Monster Worldwide, Inc.†	8,708	112,856
Independent Power Producers — 0.0%
Mirant Corp.†	62	618
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	789	44,823
Industrial Automated/Robotic — 0.1%
Fanuc, Ltd.	1,100	140,069
Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	2,371	128,461
Prudential PLC	51,067	510,607
		639,068
Insurance-Multi-line — 0.6%
ACE, Ltd.	9,440	549,880
MetLife, Inc.	3,046	117,119
		666,999

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	986	$105,404
T. Rowe Price Group, Inc.	2,463	123,310
		228,714
Medical Information Systems — 0.0%
athenahealth, Inc.†	1,700	56,134
Medical Products — 0.3%
Baxter International, Inc.	1,886	89,981
Johnson & Johnson	3,543	219,524
		309,505
Medical-Biomedical/Gene — 1.8%
Amgen, Inc.†	3,446	189,909
Celgene Corp.†	22,564	1,299,912
Gilead Sciences, Inc.†	13,464	479,453
Human Genome Sciences, Inc.†	4,881	145,405
Vertex Pharmaceuticals, Inc.†	1,085	37,509
		2,152,188
Medical-Drugs — 0.5%
Abbott Laboratories	3,054	159,541
Merck & Co., Inc.	5,414	199,289
Pfizer, Inc.	13,099	224,910
		583,740
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	4,533	577,278
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,944	165,998
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	400	12,764
Multimedia — 0.7%
News Corp., Class A	49,210	642,683
The Walt Disney Co.	4,234	140,188
Time Warner, Inc.	3,085	94,555
		877,426
Networking Products — 0.2%
Cisco Systems, Inc.†	8,966	196,355
Oil Companies-Exploration & Production — 0.5%
Apache Corp.	1,381	135,007
Continental Resources, Inc.†	1,578	73,156
Devon Energy Corp.	1,381	89,406
EOG Resources, Inc.	1,183	109,983
Occidental Petroleum Corp.	1,578	123,557
Petrohawk Energy Corp.†	1,480	23,887
Range Resources Corp.	789	30,085
Southwestern Energy Co.†	1,775	59,356
		644,437
Oil Companies-Integrated — 1.1%
BG Group PLC	12,514	219,877
BP PLC ADR	691	28,449
Chevron Corp.	2,169	175,797
Exxon Mobil Corp.	3,642	225,039
Hess Corp.	3,348	197,934
Marathon Oil Corp.	888	29,393
Petroleo Brasileiro SA ADR	7,221	261,906

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Integrated (continued)
Suncor Energy, Inc.	4,813	$156,663
		1,295,058
Oil-Field Services — 0.3%
Schlumberger, Ltd.	5,526	340,457
Weatherford International, Ltd.†	3,740	63,954
		404,411
Optical Supplies — 0.5%
Alcon, Inc.	3,761	627,297
Pharmacy Services — 0.3%
Express Scripts, Inc.†	4,236	206,293
Medco Health Solutions, Inc.†	1,971	102,610
		308,903
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	8,603	124,571
Real Estate Operations & Development — 0.2%
Hang Lung Properties, Ltd.	45,000	218,944
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	7,300	77,307
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.	19,950	534,261
Retail-Building Products — 0.0%
Home Depot, Inc.	1,748	55,377
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	960	39,197
Retail-Discount — 0.3%
Target Corp.	4,234	226,265
Wal-Mart Stores, Inc.	1,381	73,911
		300,176
Retail-Drug Store — 0.2%
CVS Caremark Corp.	9,357	294,465
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,151	85,644
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	1,868	98,406
Macy's, Inc.	1,775	40,985
		139,391
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,775	75,935
Retail-Sporting Goods — 0.2%
Dick's Sporting Goods, Inc.†	7,290	204,412
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26	264
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC	5,690	312,934
Software Tools — 0.2%
VMware, Inc. Class A†	2,463	209,207
Steel-Producers — 0.1%
United States Steel Corp.	2,568	112,581
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	1,328	24,276

Security Description	Shares	Value (Note 2)
Telephone-Integrated — 0.3%
AT&T, Inc.	5,362	$153,353
CenturyLink, Inc.	2,300	90,758
Verizon Communications, Inc.	2,366	77,108
		321,219
Tobacco — 0.0%
Altria Group, Inc.	2,268	54,477
Transport-Rail — 0.2%
Union Pacific Corp.	3,249	265,768
Transport-Services — 0.5%
United Parcel Service, Inc., Class B	9,555	637,223
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	7,695	437,922
Web Portals/ISP — 1.4%
Google, Inc., Class A†	2,359	1,240,339
Yahoo!, Inc.†	29,015	411,142
		1,651,481
Wireless Equipment — 0.7%
Crown Castle International Corp.†	14,525	641,279
QUALCOMM, Inc.	5,312	239,677
		880,956
Total Common Stock (cost $30,843,774)		37,398,176
PREFERRED STOCK — 0.4%
Banks-Super Regional — 0.1%
US Bancorp 7.19%(3)	50	38,641
Wachovia Capital Trust IX 6.38%	2,050	51,352
		89,993
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	32	28,805
HSBC Holdings PLC 8.00%	900	24,282
		53,087
Diversified Financial Services — 0.1%
Citigroup Capital XIII 7.88%	2,040	51,000
General Electric Capital Corp. 5.50%(15)	2,682	68,954
		119,954
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	1,800	45,720
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	900	387
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	5,600	126,952
Total Preferred Stock (cost $445,236)		436,093

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES — 9.6%
Diversified Financial Services — 9.6%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/06/22*(6)	$100,000	$100,125
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	95,000	95,408
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	340,000	352,634
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	70,000	72,553
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	27,433	27,455
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	75,000	78,701
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	8,832	8,840
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/16*	175,000	186,314
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	305,000	327,168
Bank of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(1)(4)	145,000	147,597
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW16, Class A4 5.91% due 06/11/40(1)(4)	305,000	331,178
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW17, Class AM 5.92% due 06/11/50(1)(4)	650,000	604,892
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.29% due 05/15/13(3)	96,875	96,278
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(3)(5)	251,988	182,530
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.96% due 06/10/46(1)(4)	700,000	775,617
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	227,159	207,276

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(5)	$107,202	$98,030
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.30% due 05/25/35(1)(5)	297,968	245,550
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.56% due 03/06/20*(3)(4)	180,000	149,643
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)(4)	600,000	654,470
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(1)(4)	550,000	592,205
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.53% due 04/25/35(1)(5)	120,812	93,143
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 4.92% due 01/25/36(1)(5)	165,028	129,927
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.69% due 03/25/37(1)(5)	92,860	72,456
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.51% due 11/25/11*(3)	28,333	28,302
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	175,000	181,844
Impac CMB Trust, Series 2005-4, Class 1A1A 0.80% due 06/25/35(3)(5)	193,889	144,411
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	427,406	443,061
LB-UBS Commercial Mtg. Trust, Series2008-C1, Class A2 6.32% due 04/15/41(1)(4)	290,000	321,428
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 2.80% due 02/25/35(1)(5)	88,756	84,312
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 2.93% due 12/25/34(1)(5)	174,183	170,288
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(4)	650,000	708,979
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.79% due 05/12/39(1)(4)	550,000	585,584
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series2007-8, Class AM 5.96% due 08/12/49(1)(4)	500,000	476,812
Morgan Stanley Capital I, Series 2007-T25, Class A3 5.51% due 11/12/49(1)(4)	195,000	213,344

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	$177,867	$158,057
MortgageIT Trust, Series 2005-4, Class A1 0.54% due 10/25/35(3)(5)	432,614	249,848
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	180,000	183,034
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(4)(6)	190,000	205,517
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.44% due 04/25/36(3)	164,627	123,405
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.32% due 02/20/47(1)(5)	286,670	235,183
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	76,209	76,452
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	360,000	370,901
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.87% due 03/25/35(1)(5)	358,205	324,606
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(1)(5)	459,504	437,689
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.43% due 10/25/36(1)(5)	179,997	147,006
Total Asset Backed Securities (cost $11,185,600)		11,500,053
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(6)(8)(9)(10)(11) (cost $10,000)	10,000	8,500
U.S. CORPORATE BONDS & NOTES — 21.0%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	218,000	231,625
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	40,000	46,700
		278,325
Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	10,000	10,450

Security Description	Principal Amount(20)	Value (Note 2)
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20*	$10,000	$10,350
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	12,000	12,390
		22,740
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	5,000	5,100
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	15,000	16,406
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	8,000	8,482
		24,888
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	185,000	199,947
Airlines — 0.3%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	34,663	35,443
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	69,391	66,962
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	85,000	93,925
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	12,000	13,020
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	163,714	176,811
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	14,276	15,989
		402,150
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	45,000	46,913
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	40,000	42,700

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	$15,000	$15,563
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	5,000	5,300
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	15,000	16,031
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	30,000	31,387
		68,281
Banks-Commercial — 0.7%
Branch Banking & Trust Co. Sub. Notes 0.64% due 05/23/17(3)	21,000	18,763
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	5,796	5,825
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	8,694	8,672
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	53,694	53,291
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	14,490	14,273
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	32,098	31,416
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	316,000	348,980
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	11,221
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	276,033
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	25,000	25,431
US Bank NA Sub. Notes 3.78% due 04/29/20(3)	15,000	15,627
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	29,000	33,147
		842,679
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. Notes 1.29% due 06/01/67(3)	82,000	59,139

Security Description	Principal Amount(20)	Value (Note 2)
Banks-Money Center — 0.1%
Chase Capital III Ltd. Guar. Notes 0.85% due 03/01/27(3)	$37,000	$28,116
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	85,000	87,125
		115,241
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	40,000	41,200
Banks-Super Regional — 0.9%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	205,000	211,620
BAC Capital Trust XIII Ltd. Guar. Notes 0.69% due 03/15/12(3)(12)	82,000	52,164
BAC Capital Trust XV Ltd. Guar. Notes 1.10% due 06/01/56(3)	20,000	12,617
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	25,000	27,409
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	37,000	41,999
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(12)	30,000	21,918
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	15,000	16,246
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	4,000	3,899
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(12)	9,000	7,065
Wachovia Capital Trust III Ltd. Guar. Notes 5.80% due 03/15/11(1)	79,000	69,322
Wachovia Corp. Senior Notes 5.75% due 02/01/18	445,000	507,113
Wells Fargo & Co. Senior Notes 0.69% due 10/28/15(3)	28,000	26,455
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(3)(12)	20,000	21,050
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	30,000	33,675
		1,052,552
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,319

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Wine/Spirits (continued)
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	$30,000	$31,987
		37,306
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	125,000	132,027
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	100,000	129,721
		261,748
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	7,000	5,460
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	160,000	169,542
Liberty Media LLC Senior Notes 8.25% due 02/01/30	45,000	43,425
Nexstar Broadcasting, Inc./ Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	11,000	11,468
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	160,000	185,936
		415,831
Building Products-Wood — 0.0%
Masco Corp. Company Guar. Notes 6.50% due 08/15/32	25,000	21,456
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	15,000	15,000
Cable/Satellite TV — 1.0%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	325,000	377,420
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	15,000	16,663
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	147,059
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	75,000	86,468
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,606

Security Description	Principal Amount(20)	Value (Note 2)
Cable/Satellite TV (continued)
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	$85,000	$91,588
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	15,000	16,875
DIRECTV Holdings LLC/ DIRECTV Financing Co, Inc. Company Guar. Notes 3.13% due 02/15/16	15,000	15,146
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	205,000	232,672
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	20,000	20,700
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	20,000	22,300
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	25,000	26,281
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	127,000	144,807
		1,214,585
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	10,000	10,425
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,950
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	5,000	4,644
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	20,000	22,775
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	15,000	15,206
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/20*	15,000	15,825
		69,400
Cellular Telecom — 0.6%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	308,955

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	$120,000	$135,703
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	160,000	217,861
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	30,000	31,837
		694,356
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	5,000	5,113
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	15,000	16,031
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	16,000	14,680
		35,824
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	20,000	19,600
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	94,000	99,228
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	10,000	10,350
		109,578
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	20,000	22,050
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	10,000	10,825
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	22,000	24,035
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	13,000	13,000
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	36,000	38,745
		108,655
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	20,000	18,450

Security Description	Principal Amount(20)	Value (Note 2)
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	$17,000	$18,492
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	16,125
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	40,000	48,372
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	55,000	65,450
		148,439
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	30,000	33,995
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	45,000	47,700
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	16,000	17,400
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	8,000	7,820
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	40,000	43,050
		115,970
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,950
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	15,000	15,750
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	25,000	25,268
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	25,000	22,906
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	25,000	18,656
Distribution/Wholesale — 0.1%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	15,000	15,975
Ingram Micro, Inc. Senior Notes 5.25% due 09/01/17	15,000	15,537

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale (continued)
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	$25,000	$22,000
		53,512
Diversified Banking Institutions — 2.1%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	84,628
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	101,000	103,434
Bank of America Corp. Senior Notes 5.65% due 05/01/18	35,000	37,083
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(12)	45,000	46,419
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	15,000	15,580
Citigroup, Inc. Notes 5.38% due 08/09/20	51,000	52,766
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	140,000	149,151
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	60,000	61,955
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	15,000	16,446
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	20,000	19,294
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	97,398
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	175,000	193,352
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	10,000	10,900
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	168,000	177,902
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	24,000	26,360
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	40,000	41,577
JP Morgan Chase & Co. Sub. Notes 1.55% due 09/01/15(3)	42,000	41,685
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	145,000	158,983

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Banking Institutions (continued)
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(3)(12)	$20,000	$21,433
JP Morgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	200,000	200,277
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.38% due 05/15/77(3)	10,000	7,198
Morgan Stanley Sub. Notes 4.75% due 04/01/14	165,000	172,321
Morgan Stanley Senior Notes 5.55% due 04/27/17	39,000	41,326
Morgan Stanley Senior Notes 5.63% due 09/23/19	30,000	31,234
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	268,105
Morgan Stanley Senior Notes 6.00% due 04/28/15	100,000	109,943
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	9,000	10,160
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	195,000	199,507
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	125,375
		2,521,792
Diversified Financial Services — 0.7%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(3)	115,000	120,750
General Electric Capital Corp. Notes 1.88% due 09/13/13	35,000	35,105
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	145,000	153,548
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	90,000	99,898
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	43,672
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	220,000	237,429
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	68,000	71,212
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	55,000	63,162
		824,776

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	$17,000	$19,134
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	20,000	20,225
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	22,300
		42,525
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	40,000	43,200
AES Corp. Senior Notes 8.00% due 06/01/20	70,000	75,950
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	35,000	35,275
		154,425
Electric-Integrated — 0.9%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	28,000	27,672
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	90,000	106,185
CMS Energy Corp. Senior Notes 4.25% due 09/30/15	17,000	17,147
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	110,000	128,675
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	48,000	55,119
Edison International Senior Notes 3.75% due 09/15/17	85,000	87,153
Entergy Corp. Senior Notes 3.63% due 09/15/15	125,000	126,228
Entergy Corp. Senior Notes 5.13% due 09/15/20	45,000	44,853
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 3.95% due 10/01/20	30,000	30,081
Exelon Generation Co. LLC Senior Notes 4.00% due 10/01/20	30,000	30,032
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	36,000	36,114

Security Description	Principal Amount(20)	Value (Note 2)
Electric-Integrated (continued)
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	$15,000	$15,066
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	30,000	28,875
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	23,593
Nevada Power Co. Notes 5.38% due 09/15/40	35,000	36,102
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(6)(9)	50,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	20,000	13,100
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	220,000	258,961
		1,064,956
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	145,000	165,498
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	15,000	16,444
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	1,000	1,117
		17,561
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(7)	7,000	7,000
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	5,000	5,200
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	6,000	6,375
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	16,000	17,059
		35,634
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	20,000	22,485
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	25,000	26,625

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	$20,000	$20,750
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	18,000	20,346
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	6,000	7,557
Hyundai Capital America Company Guar. Notes 3.75% due 04/06/16*	10,000	9,989
		37,892
Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	50,000	52,500
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	20,000	20,219
Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	41,000	44,104
Finance-Investment Banker/Broker — 0.7%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	255,000	273,074
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(3)(8)(12)(13)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(13)	19,000	4,204
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(13)	21,000	2
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(13)	26,000	3
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	26,000	27,674
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	142,260
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	30,000	33,651
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	23,000	25,764
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	41,000	43,558

Security Description	Principal Amount(20)	Value (Note 2)
Finance-Investment Banker/Broker (continued)
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	$225,000	$248,725
		798,917
Finance-Other Services — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	95,000	109,445
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	70,000	71,512
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	20,000	17,800
		198,757
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	15,000	15,863
Food-Confectionery — 0.0%
WM Wrigley Jr Co. Senior Sec. Notes 3.70% due 06/30/14*	15,000	15,533
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	30,000	34,500
Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	200,000	217,320
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	51,000	59,714
		277,034
Food-Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	20,000	23,719
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	40,000	40,300
		64,019
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	25,000	24,625
Service Corp. International Senior Notes 8.00% due 11/15/21	25,000	26,750
		51,375
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	20,000	19,125

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.3%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	$85,000	$98,660
Energen Corp. Senior Notes 7.63% due 12/15/10	260,000	263,323
		361,983
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	25,000	22,813
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	9,000	9,360
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	15,000	15,675
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	25,000	25,687
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(6)(9)	100,000	0
Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	23,188
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	5,000	4,813
GenOn Escrow Corp. Senior Notes 9.88% due 10/15/20*	5,000	4,775
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	30,000	30,862
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,500
		109,825
Insurance-Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	21,000	22,292
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	23,000	21,620
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	28,000	29,629
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	75,000	94,772

Security Description	Principal Amount(20)	Value (Note 2)
Insurance-Life/Health (continued)
Protective Life Corp. Senior Notes 8.45% due 10/15/39	$54,000	$59,200
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	110,000	133,996
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	72,430
Unum Group Senior Notes 5.63% due 09/15/20	14,000	14,384
		448,323
Insurance-Multi-line — 0.6%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	18,000	18,047
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	80,000	82,710
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	17,000	18,095
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(3)	20,000	20,200
MetLife, Inc. Senior Notes 6.75% due 06/01/16	15,000	17,906
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	40,000	41,167
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	205,000	242,078
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	265,359
		705,562
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	20,000	21,024
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	25,000	22,892
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	58,000	54,810
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	240,000	218,878

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual (continued)
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	$110,000	$150,322
		467,926
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	210,000	258,749
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(3)	260,000	236,600
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	147,129
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	185,000	198,971
		841,449
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	21,000	22,811
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,300
		44,111
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	10,000	10,200
Medical Products — 0.0%
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(7)	25,000	25,156
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	10,000	10,850
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	20,000	20,576
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	92,000	98,138
		129,564
Medical-Drugs — 0.1%
Schering-Plough Corp Company Guar. Notes 6.00% due 09/15/17	22,000	26,729
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	25,000	29,000
		55,729

Security Description	Principal Amount(20)	Value (Note 2)
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	$31,000	$35,948
Medical-HMO — 0.0%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	21,000	24,460
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	14,000	14,980
HCA, Inc. Senior Notes 7.50% due 11/15/95	25,000	19,750
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	108,000	120,420
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	20,000	19,525
Tenet Healthcare Corp Senior Notes 8.88% due 07/01/19	50,000	55,187
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	10,000	10,738
		240,600
Multimedia — 1.3%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	150,000	169,909
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	135,000	142,500
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	125,000	126,523
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	30,000	30,858
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	21,000	22,865
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	30,000	32,408
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	295,000	360,799
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	41,000	47,682
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	255,000	336,342
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	32,000	41,472

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner, Inc. Company Guar. 3.15% due 07/15/15	$35,000	$36,279
Viacom, Inc. Senior Notes 6.13% due 10/05/17	190,000	221,922
		1,569,559
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	15,000	16,050
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	63,000	67,489
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	24,000	26,517
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	20,000	22,147
		116,153
Office Automation & Equipment — 0.3%
Xerox Corp. Senior Notes 5.50% due 05/15/12	205,000	218,123
Xerox Corp. Senior Notes 5.63% due 12/15/19	25,000	27,982
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	71,938
		318,043
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	20,000	21,775
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	185,000	180,354
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	6,000	6,612
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	40,000	44,300
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	20,000	20,950
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	35,000	37,100
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	10,000	10,100

Security Description	Principal Amount(20)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	$28,000	$30,544
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	25,000	26,500
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	16,012
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	10,000	10,825
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,975
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	9,000	11,461
		410,733
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	14,000	14,608
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	65,000	69,476
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	35,000	38,500
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	35,000	37,056
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	15,000	15,750
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/31	18,000	19,434
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	34,000	37,186
		109,426
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	90,000	103,329
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	17,000	16,575
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	20,000	21,200

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.7%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	$15,000	$15,150
El Paso Corp. Senior Notes 7.00% due 06/15/17	50,000	53,093
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	46,000	49,658
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	26,000	27,365
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	18,000	20,010
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	25,000	27,000
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	190,000	202,053
Plains All American Pipeline LP Company Guar. Notes 4.25% due 09/01/12	13,000	13,559
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	40,000	43,744
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	20,000	22,050
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	252,000	253,378
Tennessee Gas Pipeline Co. Senior Notes 8.00% due 02/01/16	15,000	17,850
Williams Partners LP Senior Notes 7.50% due 06/15/11	52,000	54,234
		799,144
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	20,000	20,600
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	11,000	11,550
		32,150
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	15,000	14,906

Security Description	Principal Amount(20)	Value (Note 2)
Real Estate Investment Trusts — 1.0%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	$21,000	$21,266
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	77,758
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	112,097
Duke Realty LP Senior Notes 6.75% due 03/15/20	55,000	61,430
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	55,000	58,987
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	10,000	11,120
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	20,000	20,475
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	180,000	198,339
Liberty Property LP Senior Notes 4.75% due 10/01/20	60,000	60,425
Realty Income Corp. Senior Notes 6.75% due 08/15/19	225,000	257,923
Simon Property Group LP Senior Notes 4.38% due 03/01/21	65,000	65,892
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	175,000	188,737
		1,134,449
Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	10,000	11,575
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	15,000	14,979
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	147,481
		162,460
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(13)	25,000	63
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	16,000	16,580

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	$12,000	$12,150
		28,730
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	21,600
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	25,000	26,344
		47,944
Retail-Discount — 0.2%
Target Corp. Senior Notes 7.00% due 01/15/38	100,000	128,948
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	60,000	64,249
Wal-Mart Stores, Inc. Notes 5.63% due 04/01/40	20,000	22,657
		215,854
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,890
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	60,000	68,405
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	155,725	175,380
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	15,826	18,569
		283,244
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	30,000	31,350
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	15,000	15,750
Retail-Regional Department Stores — 0.1%
Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	45,000	47,925
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	5,088
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	25,000	25,312

Security Description	Principal Amount(20)	Value (Note 2)
Retail-Regional Department Stores (continued)
Macy's Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	$5,000	$5,200
		83,525
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	17,000	17,978
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	15,000	15,108
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	15,000	13,125
Special Purpose Entities — 0.5%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	65,000	70,362
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	180,000	177,879
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,800
Goldman Sachs Capital III Company Guar. Notes 1.07% due 09/01/12(3)(12)	21,000	14,543
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	205,000	224,281
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	12,000	14,032
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	10,000	10,849
		534,746
Steel-Producers — 0.2%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	15,000	15,187
Arcelormittal 3.75% due 08/05/15	125,000	126,335
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	5,000	5,150
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	10,000	10,375
United States Steel Corp. Senior Notes 7.38% due 04/01/20	13,000	13,553
		170,600

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/40	$15,000	$15,912
Telecom Services — 0.5%
PAETEC Holding Corp Senior Sec. Notes 8.88% due 06/30/17	10,000	10,450
Qwest Corp. Senior Notes 8.88% due 03/15/12	63,000	69,143
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	41,000	45,100
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	220,000	234,153
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	258,214
		617,060
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	14,000
Citizens Utility Co. Senior Notes 7.13% due 03/15/19	35,000	35,875
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	20,000	21,875
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	4,000	4,415
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	43,000	46,548
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	24,000	21,960
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	25,000	25,125
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	11,000	11,550
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	15,000	16,069
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	30,000	31,275
		228,692
Television — 0.3%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	160,000	190,582

Security Description	Principal Amount(20)	Value (Note 2)
Television (continued)
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	$115,000	$149,909
Paxson Communications Corp. Escrow Notes 8.38% due 01/15/13†*(6)(9)	28,720	144
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(7)	13,682	13,100
Viacom, Inc. Company Guar. Notes 4.63% due 05/15/18	24,000	24,814
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(6)(9)	15,000	0
		378,549
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	40,000	53,618
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	216,576
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	180,000	190,390
		460,584
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	27,149	23,348
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	23,993	23,333
		46,681
Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.75% due 10/01/12	25,000	26,279
GATX Corp. Senior Notes 4.75% due 05/15/15	20,000	21,384
		47,663
Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	15,000	17,298
Transport-Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	20,000	20,500
Ryder System, Inc. Notes 3.60% due 03/01/16	12,000	12,184
		32,684

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	$48,000	$51,240
Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	42,000	44,722
Motorola, Inc. Senior Notes 6.50% due 09/01/25	44,000	47,885
		92,607
Total U.S. Corporate Bonds & Notes (cost $23,410,593)		25,222,746
FOREIGN CORPORATE BONDS & NOTES — 4.0%
Banks-Commercial — 0.5%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*	20,000	22,228
Bank of Tokyo-Mitsubishi UFJ Ltd. Notes 2.45% due 09/11/15*	36,000	36,423
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(12)	36,000	33,660
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	20,000	21,690
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(12)	17,000	16,065
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	20,000	21,516
Groupe BPCE Notes 2.78% due 12/30/10(3)(12)	55,000	36,022
Nordea Bank AB Jr. Sub. Bonds 8.38% due 03/25/15(1)	16,000	17,128
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	200,000	213,006
The Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	145,000	146,516
The Royal Bank of Scotland PLC Company Guar. Notes 5.63% due 08/24/20	24,000	25,163
Westpac Banking Corp. Jr. Sub. Notes 0.65% due 03/31/11(3)(12)	80,000	48,000
		637,417
Banks-Money Center — 0.5%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	250,000	272,745

Security Description	Principal Amount(20)	Value (Note 2)
Banks-Money Center (continued)
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	$240,000	$270,500
		543,245
Brewery — 0.2%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	225,000	265,500
Broadcast Services/Program — 0.2%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	155,000	176,326
Chemicals-Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	9,000	9,714
Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20*	25,000	24,438
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	30,000	35,400
		59,838
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(9)	19,740	0
Diversified Banking Institutions — 0.1%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(12)	1,000	910
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	145,000	168,177
		169,087
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	35,000	37,800
Tyco International Finance Company Guar. Notes 3.38% due 10/15/15	15,000	15,829
		53,629
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	43,000	51,372
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	79,312
Electric-Integrated — 0.0%
Iberdrola Finance Ireland Ltd. Company Guar. Notes 3.80% due 09/11/14*	20,000	20,546

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.0%
Sydney Airport Finance Co. Property, Ltd. Company Guar. Notes 5.13% due 02/22/21*	$25,000	$24,976
Forestry — 0.0%
Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18*	5,000	4,681
Gold Mining — 0.0%
Gold Fields Orogen Holding BVI Ltd. Company Guar. Notes 4.88% due 10/07/20*	23,000	22,838
Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 3.23% due 07/15/14(3)(12)	43,000	27,664
Catlin Insurance Co., Ltd. Notes 7.25% due 01/19/17*(3)(12)	18,000	14,580
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	35,000	37,297
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	23,000	23,900
		103,441
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	120,000	136,002
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	28,000	30,499
		166,501
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	193,000	200,695
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	21,000	21,430
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	20,000	15,050
		36,480
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	224,000	225,177
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	30,000	31,213
BP Capital Markets PLC Company Guar. 4.50% due 10/01/20	18,000	18,407

Security Description	Principal Amount(20)	Value (Note 2)
Oil Companies-Integrated (continued)
ENI SpA Senior Notes 5.70% due 10/01/40*	$24,000	$24,565
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	59,000	75,718
		375,080
Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	175,000	193,026
Weatherford International, Ltd., Bermuda Company Guar. Notes 6.75% due 09/15/40	22,000	22,930
		215,956
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(3)	24,000	22,440
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(2)	55,000	56,925
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	130,000	140,597
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	20,000	20,100
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*	24,000	24,351
		185,048
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	17,000	20,136
Telephone-Integrated — 1.0%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	187,015
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	110,000	154,028
France Telecom SA Senior Notes 8.50% due 03/01/31	200,000	289,274
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	74,000	79,856
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	230,000	238,292
Telefonica Emisiones SAU Company Guar. Notes 0.77% due 02/04/13(3)	20,000	19,578

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13		$250,000	$254,626
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15		20,000	22,240
			1,244,909
Television — 0.0%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18		20,000	22,500
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc./ Navios Maritime Finance U.S., Inc. Senior Sec. Notes 8.88% due 11/01/17*		20,000	21,100
Total Foreign Corporate Bonds & Notes (cost $4,466,870)			4,789,692
FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.8%
Federal Republic of Brazil Bonds 5.63% due 01/07/41		18,000	19,755
Republic of Argentina Senior Bonds 8.28% due 12/31/33(14)		25,697	21,367
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		100,000	121,422
Republic of the Philippines Senior Bonds 6.38% due 10/23/34		100,000	117,125
Republic of Turkey Senior Bonds 11.88% due 01/15/30		78,000	137,865
Republic of Venezuela Senior Bonds 9.25% due 09/15/27		145,000	106,212
Russian Federation Senior Bonds 3.63% due 04/29/15*		200,000	201,500
Russian Federation Senior Bonds 7.50% due 03/31/30(15)		80,550	96,193
United Mexican States Notes 5.95% due 03/19/19		100,000	117,350
Total Foreign Government Agencies (cost $876,516)			938,789
FOREIGN GOVERNMENT TREASURIES — 0.7%
Soverign — 0.7%
Brazil Nota do Tesouro Nacional Notes 10% due 10/01/12 (cost $836,523)	BRL	1,490,000	886,606

Security Description	Principal Amount(20)	Value (Note 2)
LOANS(16)(17) — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. BTL-B 3.01% due 12/16/13(3)	$199,550	$195,996
Ford Motor Co. BTL-B 3.05% due 12/16/13(3)	10,507	10,320
Total Loans (cost $210,057)		206,316
MUNICIPAL BONDS & NOTES — 0.4%
Municipal Bonds — 0.4%
California State General Obligation Bonds 6.20% due 10/01/19	100,000	110,717
California State General Obligation Bonds 7.55% due 04/01/39	190,000	206,627
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	115,000	142,778
State of Utah Series B 3.54% due 07/01/25	25,000	24,971
Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30	10,000	10,748
Total Municipal Bonds & Notes (cost $450,963)		495,841
U.S. GOVERNMENT AGENCIES — 21.7%
Federal Home Loan Mtg. Corp. — 2.6%
4.50% due 01/01/39	67,285	70,092
5.00% due 07/01/20	36,199	38,601
5.00% due 12/01/20	58,666	62,560
5.00% due 05/01/21	644,141	686,902
5.00% due 07/01/21	218,384	232,881
5.00% due 05/01/34	243,334	259,110
5.00% due 07/01/35	48,677	51,441
5.00% due 08/01/35	239,782	253,397
5.00% due 11/01/35	241,010	254,695
5.00% due 03/01/38	109,652	115,272
5.50% due 05/01/37	123,439	131,021
5.50% due 06/01/37	41,308	44,152
5.50% due 10/01/37	22,235	23,601
5.50% due 11/01/37	198,654	210,857
5.50% due 07/01/38	72,941	77,421
6.00% due 09/01/26	246,349	266,185
6.00% due 08/01/36	71,862	77,425
6.50% due 05/01/16	3,860	4,178
6.50% due 05/01/29	9,779	10,858
6.50% due 07/01/35	12,632	13,988
6.50% due 03/01/36	64,764	70,726
6.50% due 05/01/36	1,721	1,879
7.00% due 04/01/32	20,154	22,764
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(5)	59,039	60,016
Series 2586, Class NK 3.50% due 08/15/16(5)	18,146	18,375

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 1577, Class PK 6.50% due 09/15/23(5)	$60,000	$63,873
Series 1226, Class Z 7.75% due 03/15/22(5)	2,472	2,708
		3,124,978
Federal National Mtg. Assoc. — 14.1%
2.13% due 01/25/13	36,000	36,189
4.00% due October TBA	4,000,000	4,111,248
4.50% due 01/01/39	83,210	86,799
4.50% due 08/01/40	199,098	207,562
4.56% due 01/01/15	765,897	828,855
4.85% due 11/01/15	789,238	880,577
5.00% due 03/01/18	102,825	109,740
5.00% due 06/01/19	24,081	25,716
5.00% due 05/01/35	2,505	2,648
5.00% due 07/01/37	35,503	37,403
5.50% due 03/01/18	72,911	79,065
5.50% due 10/01/21	74,031	79,760
5.50% due 06/01/22	38,449	41,410
5.50% due 05/01/34	63,741	68,485
5.50% due 06/01/34	77,597	83,227
5.50% due 09/01/35	3,621,966	3,896,316
5.50% due 12/01/35	196,167	209,787
5.50% due 08/01/36	17,114	18,244
5.50% due 12/01/36	439	468
5.50% due 07/01/38	172,479	183,502
5.92% due 10/01/11	143,713	147,115
6.00% due 06/01/17	31,763	34,426
6.00% due 06/01/26	125,167	135,578
6.00% due 04/01/27	698,273	756,352
6.00% due 12/01/33	149,749	164,220
6.00% due 05/01/34	81,020	88,445
6.00% due October TBA	2,700,000	2,899,967
6.06% due 09/01/11	80,634	83,562
6.11% due 05/01/11	246,495	247,414
6.31% due 02/01/11	62,607	62,576
6.50% due 06/01/13	45,152	48,863
6.50% due 09/01/32	106,037	118,317
6.50% due 06/01/35	503,029	557,826
6.50% due 02/01/36	146,869	160,849
6.50% due 10/01/37	44,620	48,741
6.50% due October TBA	200,000	218,062
7.00% due 06/01/37	176,436	196,719
		16,956,033
Government National Mtg. Assoc. — 5.0%
4.50% due October TBA	3,000,000	3,155,625
5.00% due 08/15/39	2,256,236	2,414,448
5.50% due 05/15/36	34,695	37,639
6.00% due 09/15/32	39,460	43,301
6.00% due 12/15/33	168,722	185,147
7.00% due 11/15/31	33,903	38,284
7.00% due 07/15/33	33,008	37,548
7.50% due 01/15/32	23,786	27,271
8.00% due 11/15/31	7,099	8,412
8.50% due 11/15/17	2,058	2,286
9.00% due 11/15/21	643	742

Security Description	Shares/ Principal Amount(20)	Value (Note 2)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/15/35(5)	$26,277	$30,290
Series 2005-74, Class HA 7.50% due 09/16/35(5)	590	679
		5,981,672
Total U.S. Government Agencies (cost $25,121,028)		26,062,683
U.S. GOVERNMENT TREASURIES — 6.1%
United States Treasury Bonds — 3.8%
2.13% due 02/15/40 TIPS(22)	36,310	40,573
2.63% due 07/15/17 TIPS(22)	2,235,245	2,577,168
4.38% due 02/15/38	700,000	788,812
4.38% due 11/15/39	326,000	365,731
4.38% due 05/15/40	5,000	5,616
4.50% due 02/15/36	555,000	638,163
4.63% due 02/15/40	16,000	18,695
5.25% due 11/15/28	40,000	50,538
6.63% due 02/15/27(18)	60,000	86,588
		4,571,884
United States Treasury Notes — 2.3%
1.13% due 12/15/12	1,375,000	1,394,335
1.75% due 07/31/15	15,000	15,361
2.63% due 08/15/20	750,000	757,031
3.63% due 02/15/20	525,000	575,819
		2,742,546
Total U.S. Government Treasuries (cost $7,159,213)		7,314,430
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Association, Inc. Expires 02/19/14†(6)(9) (cost $80)	80	0
Total Long-Term Investment Securities (cost $105,016,453)		115,259,925
SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes 0.00% due 10/01/10 (cost $900,000)	900,000	900,000
REPURCHASE AGREEMENTS — 12.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $1,719,000 and collateralized by $1,675,000 of United Treasury Notes, bearing interest at 2.13%, due 05/15/15 and having an approximate value of $1,758,248	1,719,000	1,719,000
Bank of America Securities Joint Repurchase Agreement(19)	7,575,000	7,575,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
UBS Securities LLC, Joint Repurchase Agreement(19)	$5,425,000	$5,425,000
Total Repurchase Agreements (cost $14,719,000)		14,719,000
TOTAL INVESTMENTS (cost $120,635,453)(21)	108.9%	130,878,925
Liabilities in excess of other assets	(8.9)	(10,686,770)
NET ASSETS	100.0%	$120,192,155

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $6,519,952 representing 5.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Variable Rate Security - the rate reflected is as of September 30, 2010, maturity date reflects the stated maturity date.

(2)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.

(4)  Commercial Mortgage Backed Security

(5)  Collateralized Mortgage Obligation

(6)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(7)  Income may be received in cash or additional shares at the discretion of the issuer.

(8)  Company has filed for Chapter 11 bankruptcy protection.

(9)  Illiquid security. At September 30, 2010, the aggregate value of these securities was $8,644 representing 0% of net assets.

(10)  Security in default of interest and principal at maturity.

(11)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2010, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/2005	$10,000	$10,000	$8,500	$85.00	0.00%

(12)  Perpetual maturity - maturity date reflects the next call date.

(13)  Bond in default

(14)  A portion of the interest was paid in additional bonds.

(15)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2010.

(16)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(17)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(18)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(19)  See Note 2 for details of Joint Repurchase Agreements.

(20)  Denominated in United States dollars unless otherwise indicated.

(21)  See Note 3 for cost of investments on a tax basis.

(22)  Principal amount of security is adjusted for inflation.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
12	Short	Euro-Bund Futures	December 2010	$2,144,729	$2,153,139	$(8,410)
7	Short	Euro Buxl 30YR Bonds	December 2010	1,139,131	1,141,608	(2,477)
10	Long	Long Gilt Notes	December 2010	1,949,557	1,959,035	9,478
52	Long	U.S. Treasury 2YR Notes	December 2010	11,387,426	11,413,188	25,762
44	Short	U.S. Treasury 5YR Notes	December 2010	5,315,248	5,318,156	(2,908)
67	Short	U.S. Treasury 10YR Notes	December 2010	8,372,761	8,445,141	(72,380)
45	Long	U.S. Treasury Long Bonds	December 2010	5,952,025	6,017,344	65,319
2	Short	U.S. Treasury Ultra Bonds	December 2010	287,324	282,563	4,761
						$19,145

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank Of America N.A.	EUR	248,000	USD	325,426	12/15/10	$—	$(12,474)
	GBP	405,000	USD	624,984	12/15/10	—	(10,906)
	JPY	156,549,000	USD	1,872,170	12/15/10	—	(4,514)
						—	(27,894)
BNP Paribas SA	USD	332,512	CLP	161,900,000	10/29/10	1,927	—
	USD	1,263,272	EUR	995,000	12/15/10	92,413	—
						94,340	—
Brown Brothers Harriman & Co.	EUR	247,000	USD	324,037	12/15/10	—	(12,500)
Citibank N.A.	BRL	1,423,000	USD	808,293	12/15/10	—	(20,285)
	CLP	161,900,000	USD	332,683	10/29/10	—	(1,757)
	MXN	1,527,000	USD	121,566	12/15/10	1,164	—
						1,164	(22,042)
Royal Bank Of Canada	MXN	4,583,000	USD	359,720	12/15/10	—	(1,644)
Westpac Banking Corp.	AUD	680,000	USD	631,259	12/15/10	—	(20,307)
Net Unrealized Appreciation/(Depreciation)						$95,504	$(84,387)

AUD — Australian Dollar
BRL — Brazilian Real
CLP — Chilean Peso
EUR — Euro Dollar
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
USD — United States Dollar

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$37,398,176	$—	$—	$37,398,176
Preferred Stocks	368,647	67,446	—	436,093
Asset Backed Securities	—	11,399,928	100,125	11,500,053
Convertible Bonds & Notes	—	—	8,500	8,500
U.S. Corporate Bonds & Notes	—	25,140,478	82,268	25,222,746
Foreign Corporate Bonds & Notes	—	4,789,692	0	4,789,692
Foreign Government Agencies	—	938,789	—	938,789
Foreign Government Treasuries	—	886,606	—	886,606
Loans	—	206,316	—	206,316
Municipal Bonds & Notes	—	495,841	—	495,841
U.S. Government Agencies	—	26,062,683	—	26,062,683
U.S. Government Treasuries	—	7,314,430	—	7,314,430
Warrants	—	—	0	0
Short-Term Investment Securities:
U.S. Government Agencies	—	900,000	—	900,000
Repurchase Agreements	—	14,719,000	—	14,719,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	105,320	—	—	105,320
Open Forward Foreign Currency Contracts - Appreciation	—	95,504	—	95,504
Total	$37,872,143	$93,016,713	$190,893	$131,079,749
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	86,175	—	—	86,175
Open Forward Foreign Currency Contracts - Depreciation	—	84,387	—	84,387
Total	$86,175	$84,387	$—	$170,562

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$514,983	$7,000	$186,700	$0	$—
Accrued discounts/premiums	1	—	6	—	—
Realized gain(loss)	—	—	(3,049)	260	—
Change in unrealized appreciation(depreciation)(1)	24,089	1,500	5,335	—	(82)
Net purchases(sales)	100,000	—	(106,724)	(260)	82
Transfers in and/or out of Level 3(2)	(538,948)	—	—	—	—
Balance as of 9/30/2010	$100,125	$8,500	$82,268	$0	$0

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$125	$1,500	$(19,034)	$—	$(82)

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	16.2%
Repurchase Agreements	14.0
Diversified Financial Services	13.4
United States Treasury Notes	8.6
Government National Mtg. Assoc.	5.9
United States Treasury Bonds	5.8
Diversified Banking Institutions	4.1
Multimedia	2.0
Federal Home Loan Mtg. Corp.	1.9
Banks-Commercial	1.6
Sovereign	1.6
Telephone-Integrated	1.6
Computers	1.4
Banks-Super Regional	1.4
Cable/Satellite TV	1.3
Real Estate Investment Trusts	1.3
Electric-Integrated	1.2
Finance-Investment Banker/Broker	1.0
Brewery	1.0
U.S. Government Agencies	0.9
Oil Companies-Integrated	0.9
Medical-Biomedical/Gene	0.9
Insurance-Property/Casualty	0.9
Insurance-Multi-line	0.8
Banks-Money Center	0.8
Cellular Telecom	0.8
Web Portals/ISP	0.7
Pipelines	0.7
Tobacco	0.7
Special Purpose Entities	0.7
Oil Companies-Exploration & Production	0.6
Insurance-Life/Health	0.6
Telecom Services	0.6
Broadcast Services/Program	0.6
Municipal Bonds	0.5
Oil-Field Services	0.5
Insurance-Mutual	0.5
Retail-Drug Store	0.5
Auto-Cars/Light Trucks	0.5
Retail-Discount	0.5
Steel-Producers	0.5
Television	0.4
Enterprise Software/Service	0.4
Airlines	0.4
Networking Products	0.4
Gas-Distribution	0.4
Wireless Equipment	0.4
Diversified Manufacturing Operations	0.4
Office Automation & Equipment	0.4
E-Commerce/Services	0.3
Finance-Other Services	0.3
Medical-Drugs	0.3
Advertising Agencies	0.3
Food-Misc.	0.3
Cosmetics & Toiletries	0.3
Chemicals-Diversified	0.3
Pharmacy Services	0.3
Retail-Apparel/Shoe	0.3
Oil & Gas Drilling	0.2
Transport-Services	0.2
Agricultural Chemicals	0.2
Hotels/Motels	0.2
Electronic Components-Semiconductors	0.2
Agricultural Operations	0.2
Real Estate Operations & Development	0.2
Beverages-Non-alcoholic	0.2
Electric-Transmission	0.2
Electric-Generation	0.2
Medical-Hospitals	0.2
Medical Products	0.2
Transport-Rail	0.2
Optical Supplies	0.2
Casino Hotels	0.2
Electronic Components-Misc.	0.2
Chemicals-Specialty	0.1
Vitamins & Nutrition Products	0.1
Metal-Diversified	0.1
Metal Processors & Fabrication	0.1
Applications Software	0.1
Investment Management/Advisor Services	0.1
Cruise Lines	0.1
Gold Mining	0.1
Computers-Memory Devices	0.1
Aerospace/Defense-Equipment	0.1
Software Tools	0.1
Computer Services	0.1
Containers-Metal/Glass	0.1
Soap & Cleaning Preparation	0.1
Banks-Fiduciary	0.1
Retail-Sporting Goods	0.1
Coal	0.1
Electronic Connectors	0.1
Entertainment Software	0.1
Oil Refining & Marketing	0.1
Metal-Copper	0.1
Medical Instruments	0.1
Electronic Forms	0.1
Electric Products-Misc.	0.1
Paper & Related Products	0.1
Non-Hazardous Waste Disposal	0.1
Human Resources	0.1
Independent Power Producers	0.1
Food-Retail	0.1
Auto/Truck Parts & Equipment-Original	0.1
Industrial Automated/Robotic	0.1
Retail-Major Department Stores	0.1
Web Hosting/Design	0.1
Banks-Mortgage	0.1
112.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited) (continued)

Credit Quality†#
Government — Agency	28.7%
Government — Treasury	17.6
AAA	7.0
AA	3.5
A	12.0
BBB	19.0
BB	3.8
B	1.5
CCC	1.0
Not Rated@	5.9
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 15.5%
Advertising Agencies — 0.0%
The Interpublic Group of Cos., Inc.†	4,100	$41,123
Aerospace/Defense — 0.0%
The Boeing Co.	134	8,916
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp.	600	44,238
United Technologies Corp.	1,018	72,512
		116,750
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	200	19,100
Monsanto Co.	1,466	70,266
Potash Corp. of Saskatchewan, Inc.	876	126,179
The Mosaic Co.	300	17,628
		233,173
Airlines — 0.0%
AMR Corp.†	5,300	33,231
Applications Software — 0.1%
Microsoft Corp.	5,323	130,360
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	17,500	214,200
Banks-Commercial — 0.3%
Lloyds Banking Group PLC†	56,525	65,815
Regions Financial Corp.	6,428	46,732
Standard Chartered PLC	5,414	155,298
		267,845
Banks-Fiduciary — 0.1%
State Street Corp.	1,238	46,623
The Bank of New York Mellon Corp.	967	25,268
		71,891
Banks-Super Regional — 0.4%
Capital One Financial Corp.	2,441	96,542
Fifth Third Bancorp	5,941	71,470
PNC Financial Services Group, Inc.	1,331	69,092
SunTrust Banks, Inc.	1,758	45,409
US Bancorp	2,553	55,196
Wells Fargo & Co.	3,490	87,704
		425,413
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,750	116,270
The Coca-Cola Co.	1,731	101,298
		217,568
Brewery — 0.3%
Anheuser-Busch InBev NV	5,014	294,945
Casino Hotels — 0.1%
Boyd Gaming Corp.†	1,758	12,745
MGM Resorts International†	1,600	18,048
Wynn Resorts, Ltd.	1,158	100,480
		131,273
Casino Services — 0.0%
International Game Technology	1,129	16,314

Security Description	Shares	Value (Note 2)
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	1,465	$47,027
E.I. du Pont de Nemours & Co.	1,073	47,877
Israel Chemicals, Ltd.	6,503	91,732
The Dow Chemical Co.	2,922	80,238
		266,874
Chemicals-Specialty — 0.0%
Albemarle Corp.	900	42,129
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	97	21,728
Computer Software — 0.0%
Smart Technologies, Inc., Class A†	1,800	24,390
Computers — 1.4%
Apple, Inc.†	4,919	1,395,767
Dell, Inc.†	5,450	70,632
Hewlett-Packard Co.	1,689	71,056
		1,537,455
Computers-Memory Devices — 0.1%
EMC Corp.†	2,201	44,702
Isilon Systems, Inc.†	800	17,824
Netezza Corp†	800	21,560
		84,086
Computers-Periphery Equipment — 0.0%
Compellent Technologies, Inc.†	1,000	18,180
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	2,219	170,553
The Procter & Gamble Co.	2,229	133,673
		304,226
Cruise Lines — 0.1%
Carnival Corp.	2,538	96,977
Royal Caribbean Cruises, Ltd.†	878	27,683
		124,660
Diversified Banking Institutions — 1.2%
Bank of America Corp.	34,038	446,238
Citigroup, Inc.†	18,500	72,150
JPMorgan Chase & Co.	9,003	342,744
Morgan Stanley	3,130	77,249
The Goldman Sachs Group, Inc .	2,123	306,943
		1,245,324
Diversified Manufacturing Operations — 0.3%
Eaton Corp.	683	56,341
General Electric Co.	5,645	91,731
Honeywell International, Inc.	1,704	74,874
Parker Hannifin Corp.	1,368	95,842
		318,788
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	100	15,706
E-Commerce/Services — 0.3%
eBay, Inc.†	14,098	343,991
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,358	71,512
LG Electronics, Inc.	56	4,720
		76,232

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated — 0.1%
Dominion Resources, Inc.	886	$38,683
NextEra Energy, Inc.	492	26,760
PG&E Corp.	700	31,794
Progress Energy, Inc.	619	27,496
		124,733
Electronic Components-Misc. — 0.1%
Tyco Electronics, Ltd.	5,060	147,853
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A	976	34,541
Intel Corp.	4,851	93,285
Micron Technology, Inc.†	6,525	47,045
Texas Instruments, Inc.	1,549	42,040
		216,911
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,785	87,429
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,011	78,738
Enterprise Software/Service — 0.4%
Oracle Corp.	15,764	423,263
Entertainment Software — 0.1%
Activision Blizzard, Inc.	7,618	82,427
Finance-Investment Banker/Broker — 0.1%
The Charles Schwab Corp.	9,946	138,249
Finance-Other Services — 0.1%
CME Group, Inc.	480	125,016
Food-Misc. — 0.1%
Kellogg Co.	525	26,518
Kraft Foods, Inc., Class A	1,384	42,710
		69,228
Gold Mining — 0.1%
Barrick Gold Corp.	900	41,661
Newmont Mining Corp.	1,100	69,091
		110,752
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	687	25,687
Marriott International, Inc., Class A	4,037	144,646
Starwood Hotels & Resorts Worldwide, Inc.	1,554	81,662
		251,995
Human Resources — 0.1%
Monster Worldwide, Inc.†	4,519	58,566
Independent Power Producers — 0.0%
Mirant Corp.†	37	369
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	390	22,156
Industrial Automated/Robotic — 0.1%
Fanuc, Ltd.	400	50,934
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	1,276	69,134
Prudential PLC	18,798	187,957
		257,091

Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 0.2%
ACE, Ltd.	3,210	$186,982
MetLife, Inc.	1,628	62,597
		249,579
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	487	52,061
T. Rowe Price Group, Inc.	1,465	73,345
		125,406
Medical Information Systems — 0.0%
athenahealth, Inc.†	900	29,718
Medical Instruments — 0.1%
Intuitive Surgical, Inc.†	260	73,772
Medical Products — 0.2%
Baxter International, Inc.	1,002	47,806
Johnson & Johnson	2,218	137,427
		185,233
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.†	2,051	113,031
Celgene Corp.†	8,608	495,907
Gilead Sciences, Inc.†	3,218	114,593
Human Genome Sciences, Inc.†	2,583	76,947
Vertex Pharmaceuticals, Inc.†	586	20,258
		820,736
Medical-Drugs — 0.3%
Abbott Laboratories	1,851	96,696
Merck & Co., Inc.	2,788	102,626
Pfizer, Inc.	6,602	113,357
		312,679
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,058	134,736
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	936	79,925
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	200	6,382
Multimedia — 0.4%
News Corp., Class A	19,700	257,282
The Walt Disney Co.	2,459	81,417
Time Warner, Inc.	1,798	55,109
		393,808
Networking Products — 0.4%
Cisco Systems, Inc.†	19,793	433,467
Oil Companies-Exploration & Production — 0.3%
Apache Corp.	683	66,770
Continental Resources, Inc.†	781	36,207
Devon Energy Corp.	683	44,217
EOG Resources, Inc.	586	54,480
Occidental Petroleum Corp.	781	61,152
Petrohawk Energy Corp.†	683	11,024
Range Resources Corp.	390	14,871
Southwestern Energy Co.†	781	26,117
		314,838

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Integrated — 0.6%
BG Group PLC	4,390	$77,135
BP PLC ADR	292	12,022
Chevron Corp.	1,100	89,155
Exxon Mobil Corp.	2,407	148,728
Hess Corp.	1,954	115,520
Marathon Oil Corp.	292	9,665
Petroleo Brasileiro SA ADR	2,769	100,432
Suncor Energy, Inc.	2,637	85,834
		638,491
Oil-Field Services — 0.2%
Schlumberger, Ltd.	3,116	191,977
Weatherford International, Ltd.†	2,343	40,065
		232,042
Optical Supplies — 0.2%
Alcon, Inc.	971	161,953
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,636	128,373
Medco Health Solutions, Inc.†	1,004	52,269
		180,642
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	4,686	67,853
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.	15,000	72,981
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	3,900	41,301
Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc.	7,855	210,357
Retail-Building Products — 0.0%
Home Depot, Inc.	854	27,055
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	508	20,742
Retail-Discount — 0.2%
Target Corp.	2,478	132,424
Wal-Mart Stores, Inc.	627	33,557
		165,981
Retail-Drug Store — 0.2%
CVS Caremark Corp.	5,788	182,148
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	1,856	50,446
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	939	49,467
Macy's, Inc.	813	18,772
		68,239
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	878	37,561
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.†	3,406	95,504
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	1,898	104,385
Software Tools — 0.1%
VMware, Inc. Class A†	1,368	116,198

Security Description	Shares	Value (Note 2)
Steel-Producers — 0.1%
United States Steel Corp.	1,470	$64,445
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	715	13,070
Telephone-Integrated — 0.2%
AT&T, Inc.	2,880	82,368
CenturyLink, Inc.	1,200	47,352
Verizon Communications, Inc.	1,424	46,408
		176,128
Tobacco — 0.0%
Altria Group, Inc.	1,170	28,103
Transport-Rail — 0.2%
Union Pacific Corp.	1,954	159,837
Transport-Services — 0.2%
United Parcel Service, Inc., Class B	3,665	244,419
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	2,475	140,852
Web Portals/ISP — 0.7%
Google, Inc., Class A†	1,005	528,419
Yahoo!, Inc.†	18,470	261,720
		790,139
Wireless Equipment — 0.3%
Crown Castle International Corp.†	4,850	214,127
QUALCOMM, Inc.	2,846	128,412
		342,539
Total Common Stock (cost $13,827,073)		16,466,171
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.0%
US Bancorp 7.19%(4)	22	17,002
Wachovia Capital Trust IX 6.38%	750	18,787
		35,789
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	13	11,702
HSBC Holdings PLC 8.00%	540	14,569
		26,271
Diversified Financial Services — 0.1%
Citigroup Capital XIII 7.88%	1,080	27,000
General Electric Capital Corp. 5.50%(15)	1,073	27,587
		54,587
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	1,080	27,432
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	400	172

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares/ Principal Amount(20)	Value (Note 2)
PREFERRED STOCK (continued)
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	2,400	$54,408
Total Preferred Stock (cost $202,482)		198,659
ASSET BACKED SECURITIES — 12.5%
Diversified Financial Services — 12.5%
AH Mortgage Advance Trust, Series 2010-ADV, Class A1 3.97% due 08/06/22*(5)	$120,000	120,150
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 10/08/14	120,000	120,515
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	380,000	394,120
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	75,000	77,736
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	27,433	27,455
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	80,000	83,948
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	8,201	8,208
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/16*	195,000	207,607
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	315,000	337,895
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(2)(6)	255,515	266,535
Bank of America Large Loan Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(2)(6)	145,000	147,597
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW16, Class A4 5.72% due 05/11/40(2)(6)	375,000	407,187
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW17, Class AM 5.92% due 06/11/50(2)(6)	200,000	186,121

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.29% due 05/15/13(4)	$96,875	$96,278
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(4)(7)	278,237	201,544
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(2)(6)	250,000	277,006
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(7)	248,128	226,409
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(7)	116,635	106,656
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.30% due 05/25/35(2)(7)	332,021	273,613
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(2)(6)	390,000	419,834
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.56% due 03/06/20*(4)(6)	170,000	141,329
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(2)(6)	600,000	654,471
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(2)(6)	575,000	619,123
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.53% due 04/25/35(2)(7)	127,008	97,920
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 4.92% due 01/25/36(2)(7)	184,281	145,086
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.69% due 03/25/37(2)(7)	92,860	72,456
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.51% due 11/25/11*(4)	28,333	28,302
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	180,000	187,039
Impac CMB Trust, Series 2005-4, Class 1A1A 0.80% due 06/25/35(4)(7)	203,122	151,288
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(6)	276,869	276,816
LB-UBS Commercial Mtg. Trust, Series 2008-C1, Class A2 6.15% due 04/15/41(2)(6)	355,000	393,473

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 2.80% due 02/25/35(2)(7)	$84,530	$80,297
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 2.93% due 12/25/34(2)(7)	184,739	180,608
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)(6)	400,000	436,295
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(2)(6)	700,000	745,289
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series2007-8, Class AM 5.96% due 08/12/49(2)(6)	500,000	476,812
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(6)	725,000	781,678
Morgan Stanley Capital I, Series 2007-T25, Class A3 5.51% due 11/12/49(2)(6)	240,000	262,577
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(6)	139,105	142,930
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(6)	176,510	184,098
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(7)	163,637	145,412
MortgageIT Trust, Series 2005-4, Class A1 0.54% due 10/25/35(4)(7)	451,121	260,537
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	205,000	208,455
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(6)	215,000	232,558
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.44% due 04/25/36(4)	94,072	70,517
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.34% due 02/20/47(2)(7)	316,419	259,588
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	83,137	83,402
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 2.65% due 04/25/45(2)(7)	251,724	246,790
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	600,000	618,169
Wachovia Bank Commercial Mtg. Trust, Series 2006-C26, Class A3 6.01% due 06/15/45(2)(6)	150,000	165,095

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.87% due 03/25/35(4)(7)	$375,084	$339,902
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(4)(7)	497,796	474,163
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.43% due 10/25/36(4)(7)	191,247	156,194
Total Asset Backed Securities (cost $12,791,513)		13,305,083
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(1)(5)(9)(10)(11) (cost $5,000)	5,000	4,250
U.S. CORPORATE BONDS & NOTES — 23.9%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	236,000	250,750
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	40,000	46,700
		297,450
Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	5,000	5,225
Aerospace/Defense — 0.0%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20*	10,000	10,350
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	4,000	4,130
		14,480
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	5,000	5,100
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/20	20,000	21,875
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	3,000	3,181
		25,056
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	205,000	221,562

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.4%
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	$37,138	$37,974
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	64,435	62,179
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	100,000	110,500
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,340
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	172,563	186,368
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	4,759	5,330
		406,691
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	50,000	52,125
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	35,000	37,362
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	5,000	5,187
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	2,000	2,120
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	7,000	7,481
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	35,000	36,619
		51,407
Banks-Commercial — 0.8%
Branch Banking & Trust Co. Sub. Notes 0.64% due 05/23/17(4)	7,000	6,254
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	10,470	10,522
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	15,705	15,666

Security Description	Principal Amount(20)	Value (Note 2)
Banks-Commercial (continued)
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	$60,705	$60,250
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	26,177	25,784
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	39,853	39,006
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	334,000	368,858
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,489
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	276,033
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	12,000	12,207
US Bank NA Sub. Notes 3.78% due 04/29/20(4)	10,000	10,418
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	15,000	17,145
		846,632
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Ltd. Guar. Notes 1.29% due 06/01/67(4)	34,000	24,521
Banks-Money Center — 0.1%
Chase Capital III Ltd. Guar. Notes 0.85% due 03/01/27(4)	19,000	14,438
NB Capital Trust IV Ltd. Guar. Notes 8.25% due 04/15/27	90,000	92,250
		106,688
Banks-Mortgage — 0.1%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	45,000	46,350
Banks-Super Regional — 1.0%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	240,000	247,750
BAC Capital Trust XIII Ltd. Guar. Notes 0.69% due 03/15/12(4)(12)	41,000	26,082
BAC Capital Trust XV Ltd. Guar. Notes 1.10% due 06/01/56(4)	10,000	6,308
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	54,818

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	$21,000	$23,837
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(4)(12)	15,000	10,959
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	10,831
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,949
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(4)(12)	6,000	4,710
Wachovia Capital Trust III Ltd. Guar. Notes 5.80% due 03/15/11(2)	22,000	19,305
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	25,000	27,813
Wachovia Corp. Senior Notes 5.75% due 02/01/18	475,000	541,301
Wells Fargo & Co. Senior Notes 0.69% due 10/28/15(4)	17,000	16,062
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(4)(12)	10,000	10,525
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	15,000	16,837
		1,019,087
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,319
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	30,000	31,987
		37,306
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15	175,000	184,838
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	175,000	227,012
		411,850
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	4,000	3,120
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	175,000	185,437

Security Description	Principal Amount(20)	Value (Note 2)
Broadcast Services/Program (continued)
Liberty Media LLC Senior Notes 8.25% due 02/01/30	$50,000	$48,250
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	8,000	8,340
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	140,000	162,694
		407,841
Building Products-Wood — 0.0%
Masco Corp. Company Guar. Notes 6.50% due 08/15/32	25,000	21,456
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	5,000	5,000
Cable/Satellite TV — 1.3%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	350,000	406,452
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	10,000	11,109
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	135,746
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	75,000	86,468
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	11,071
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	130,000	174,515
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	95,000	102,362
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	5,000	5,625
DIRECTV Holdings LLC/ DIRECTV Financing Co, Inc. Company Guar. Notes 3.13% due 02/15/16	10,000	10,097
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	225,000	255,372
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	10,000	10,350

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	$10,000	$11,150
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	13,000	13,861
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	138,000	157,350
		1,391,528
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	5,000	5,213
Casino Hotels — 0.0%
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,475
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	5,000	4,644
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	10,000	11,387
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	5,069
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/20*	15,000	15,825
		42,400
Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	2,925
Cellular Telecom — 0.8%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	308,955
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	130,000	147,011
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	215,000	292,751
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	35,000	37,144
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	4,000	4,020
		789,881

Security Description	Principal Amount(20)	Value (Note 2)
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	$5,000	$5,112
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	5,000	5,344
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	8,000	7,340
		17,796
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	10,000	9,800
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	90,000	95,006
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	5,000	5,175
		100,181
Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	10,000	11,025
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	10,000	10,825
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	20,000	21,850
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	6,000	6,000
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	40,000	43,050
		92,750
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	10,000	9,225
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,966
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,375
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	24,186
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	60,000	71,400
		112,927

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	$15,000	$16,997
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	45,000	47,700
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	6,000	6,525
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	3,000	2,933
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	45,000	48,431
		105,589
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,950
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,250
Data Processing/Management — 0.0%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	15,000	15,161
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	7,463
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	5,000	5,325
Ingram Micro, Inc. Senior Notes 5.25% due 09/01/17	10,000	10,358
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	10,000	8,800
		24,483
Diversified Banking Institutions — 2.7%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	100,000	102,410
Bank of America Corp. Senior Notes 7.38% due 05/15/14	95,000	109,189
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(4)(12)	22,000	22,694
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	8,000	8,309

Security Description	Principal Amount(20)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Notes 5.38% due 08/09/20	$65,000	$67,251
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	205,000	218,399
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	107,284
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	37,000	38,205
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	10,000	10,964
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	10,000	9,647
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	97,398
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	75,000	82,865
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	12,000	13,080
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	162,000	171,548
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	12,000	13,180
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	20,000	20,789
JP Morgan Chase & Co. Sub. Notes 1.55% due 09/01/15(4)	21,000	20,842
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	290,000	317,966
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(4)(12)	10,000	10,716
JP Morgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	225,000	225,312
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.38% due 05/15/77(4)	5,000	3,599
Morgan Stanley Sub. Notes 4.75% due 04/01/14	180,000	187,986
Morgan Stanley Senior Notes 5.55% due 04/27/17	26,000	27,551
Morgan Stanley Senior Notes 5.63% due 09/23/19	115,000	119,732

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.75% due 08/31/12	$230,000	$246,657
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	110,866
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,516
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	230,000	235,316
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	175,525
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	60,177
		2,839,973
Diversified Financial Services — 0.8%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(4)	96,000	100,800
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	160,000	169,432
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	150,000	166,496
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	16,250
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	230,000	248,222
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	34,559
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	70,000	80,388
		816,147
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,753
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	13,000	13,146
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	22,300
		35,446

Security Description	Principal Amount(20)	Value (Note 2)
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	$20,000	$21,600
AES Corp. Senior Notes 8.00% due 06/01/20	75,000	81,375
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	18,000	18,142
Edison Mission Energy Senior Notes 7.00% due 05/15/17	5,000	3,612
		124,729
Electric-Integrated — 0.9%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	14,000	13,836
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	96,747
CMS Energy Corp. Senior Notes 4.25% due 09/30/15	12,000	12,104
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	120,000	140,372
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	28,708
Edison International Senior Notes 3.75% due 09/15/17	96,000	98,432
Entergy Corp. Senior Notes 3.63% due 09/15/15	155,000	156,523
Entergy Corp. Senior Notes 5.13% due 09/15/20	25,000	24,918
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 3.95% due 10/01/20	18,000	18,049
Exelon Generation Co. LLC Senior Notes 4.00% due 10/01/20	18,000	18,019
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	18,000	18,057
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	10,000	10,044
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	10,000	9,625
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,437

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Nevada Power Co. Notes 5.38% due 09/15/40	$20,000	$20,630
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(5)	30,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	10,000	6,550
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	270,000	317,815
		999,866
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	180,000	205,446
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,481
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	1,000	1,118
		6,599
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(8)	3,000	3,000
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	3,000	3,188
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	8,000	8,529
		14,717
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	10,000	11,243
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	10,000	10,650
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	20,000	20,750
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	8,000	9,043
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	2,000	2,519

Security Description	Principal Amount(20)	Value (Note 2)
Finance-Auto Loans (continued)
Hyundai Capital America Company Guar. Notes 3.75% due 04/06/16*	$6,000	$5,993
		17,555
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	21,000
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	10,000	10,109
Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	20,000	21,514
Finance-Investment Banker/Broker — 0.9%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	289,138
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(4)(9)(12)(13)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(9)(13)	10,000	2,212
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(13)	9,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(13)	11,000	1
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	115,000	123,503
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	19,000	20,223
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	195,544
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	21,000	23,556
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	15,000	16,802
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	20,000	21,248
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	205,000	226,617
		918,846

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	$110,000	$126,726
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	80,000	81,728
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	5,000	4,450
		212,904
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	5,000	5,288
Food-Confectionery — 0.0%
WM Wrigley Jr Co. Senior Sec. Notes 3.70% due 06/30/14*	10,000	10,355
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	30,000	34,500
Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	200,000	217,320
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	23,000	26,930
		244,250
Food-Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	11,860
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	45,000	45,337
		57,197
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	4,925
Service Corp. International Senior Notes 8.00% due 11/15/21	10,000	10,700
		15,625
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	9,562

Security Description	Principal Amount(20)	Value (Note 2)
Gas-Distribution — 0.4%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	$85,000	$98,659
Energen Corp. Senior Notes 7.63% due 12/15/10	290,000	293,707
		392,366
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	10,000	9,125
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,200
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	5,000	5,225
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,138
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(5)	40,000	0
Dynegy-Roseton/Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,275
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	15,431
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	25,000	25,625
RRI Energy, Inc. Senior Notes 7.88% due 06/15/17	2,000	1,865
		57,334
Insurance-Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,615
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(4)	11,000	10,340
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,814
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	85,000	107,409
Protective Life Corp. Senior Notes 8.45% due 10/15/39	24,000	26,311

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	$130,000	$158,360
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	77,603
Unum Group Senior Notes 5.63% due 09/15/20	9,000	9,247
		414,699
Insurance-Multi-line — 0.6%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	12,000	12,031
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	90,000	93,049
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	11,000	11,708
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(4)	25,000	25,250
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,938
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	20,000	20,583
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	190,000	224,365
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	255,346
		654,270
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,512
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	13,000	11,904
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	20,000	18,900
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	320,000	291,837
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	120,000	163,988
		497,141

Security Description	Principal Amount(20)	Value (Note 2)
Insurance-Property/Casualty — 0.9%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	$240,000	$295,714
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(4)	290,000	263,900
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	147,128
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	225,859
		932,601
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	16,000	17,380
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	25,000	26,625
		44,005
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	5,000	5,100
Medical Products — 0.0%
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(8)	10,000	10,062
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	5,000	5,425
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	10,000	10,288
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	92,000	98,138
		113,851
Medical-Drugs — 0.0%
Schering-Plough Corp Company Guar. Notes 6.00% due 09/15/17	15,000	18,224
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	10,000	11,600
		29,824
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	16,000	18,554
Medical-HMO — 0.0%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	14,000	16,307

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	$7,000	$7,490
HCA, Inc. Senior Notes 7.50% due 11/15/95	10,000	7,900
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	100,000	111,500
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	10,000	9,762
Tenet Healthcare Corp Senior Notes 8.88% due 07/01/19	55,000	60,706
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	5,000	5,369
		202,727
Multimedia — 1.6%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	280,000	317,163
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	155,000	163,611
NBC Universal, Inc. Senior Notes 4.38% due 04/01/21*	175,000	177,132
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	15,000	15,429
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	10,000	10,888
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	15,000	16,204
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	300,000	366,914
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	20,000	23,260
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	270,000	356,127
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	14,000	18,144
Viacom, Inc. Senior Notes 6.13% due 10/05/17	210,000	245,282
		1,710,154
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,350

Security Description	Principal Amount(20)	Value (Note 2)
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	$34,000	$36,422
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	12,000	13,258
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	10,000	11,074
		60,754
Office Automation & Equipment — 0.4%
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	239,403
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	50,367
Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	83,928
		373,698
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	20,000	21,775
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	200,000	194,977
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	6,000	6,612
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	15,000	16,612
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	10,000	10,475
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	35,000	37,100
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	5,000	5,050
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	16,000	17,454
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21*	5,000	5,044
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	10,000	10,600
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	16,012

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	$5,000	$5,413
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,975
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	5,000	6,367
		347,691
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	9,000	9,391
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	75,000	80,165
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	25,000	27,500
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	30,000	31,763
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	5,000	5,250
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/31	10,000	10,796
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	21,000	22,968
		70,777
Pharmacy Services — 0.1%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	95,000	109,070
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	6,000	5,850
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	10,000	10,600
Pipelines — 0.7%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	10,100
El Paso Corp. Senior Notes 7.00% due 06/15/17	60,000	63,712

Security Description	Principal Amount(20)	Value (Note 2)
Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	$24,000	$25,909
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	21,000	22,102
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	9,000	10,005
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	10,000	10,800
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	225,000	239,274
Plains All American Pipeline LP Company Guar. Notes 4.25% due 09/01/12	8,000	8,344
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	20,000	21,872
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	10,000	11,025
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	266,000	267,454
Tennessee Gas Pipeline Co. Senior Notes 8.00% due 02/01/16	10,000	11,900
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	1,000	1,214
Williams Partners LP Senior Notes 7.50% due 06/15/11	26,000	27,117
		730,828
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	25,000	25,750
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	5,000	5,250
		31,000
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	5,000	4,969
Real Estate Investment Trusts — 1.2%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	10,000	10,126

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	$75,000	$77,758
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	125,000	140,121
Duke Realty LP Senior Notes 6.75% due 03/15/20	65,000	72,599
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	50,000	53,625
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	5,000	5,560
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	25,000	25,594
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	205,000	225,886
Liberty Property LP Senior Notes 4.75% due 10/01/20	62,000	62,439
Realty Income Corp. Senior Notes 6.75% due 08/15/19	235,000	269,386
Simon Property Group LP Senior Notes 4.38% due 03/01/21	80,000	81,098
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	225,000	242,662
		1,266,854
Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	5,000	5,788
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	9,000	8,987
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	136,947
		145,934
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(13)	10,000	25
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	8,000	8,290
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	5,000	5,062
		13,352

Security Description	Principal Amount(20)	Value (Note 2)
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	$20,000	$21,600
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	35,000	36,881
		58,481
Retail-Discount — 0.3%
Target Corp. Senior Notes 7.00% due 01/15/38	125,000	161,185
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	85,000	91,020
Wal-Mart Stores, Inc. Notes 5.63% due 04/01/40	30,000	33,986
		286,191
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	120,000	136,810
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	141,569	159,436
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	7,913	9,285
		305,531
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	35,000	36,575
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,250
Retail-Regional Department Stores — 0.1%
Federated Ratail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	50,000	53,250
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	10,125
Macy's Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	5,200
		68,575
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	8,000	8,460
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	10,000	10,072

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	$10,000	$8,750
Special Purpose Entities — 0.6%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	70,000	75,775
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	230,000	227,290
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,800
Goldman Sachs Capital III Company Guar. Notes 1.07% due 09/01/12(4)(12)	14,000	9,695
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	230,000	251,633
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,677
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	5,000	5,425
		597,295
Steel-Producers — 0.2%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	5,000	5,063
Arcelormittal 3.75% due 08/05/15	150,000	151,602
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	5,000	5,150
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,187
United States Steel Corp. Senior Notes 7.38% due 04/01/20	6,000	6,255
		173,257
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/40	10,000	10,608
Telecom Services — 0.6%
PAETEC Holding Corp Senior Sec. Notes 8.88% due 06/30/17	5,000	5,225
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	16,950
Qwest Corp. Senior Notes 8.88% due 03/15/12	32,000	35,120

Security Description	Principal Amount(20)	Value (Note 2)
Telecom Services (continued)
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	$30,000	$33,000
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	245,000	260,762
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	245,303
		596,360
Telephone-Integrated — 0.2%
Citizens Utility Co. Senior Notes 7.13% due 03/15/19	40,000	41,000
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	18,000	19,688
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	2,000	2,208
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	41,000	44,382
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	7,000	6,405
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	25,000	25,125
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	7,000	7,350
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,713
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	35,000	36,487
		193,358
Television — 0.4%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	268,006
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	105,000	136,873
Paxson Communications Corp. Escrow Notes 8.38% due 01/15/13†*(1)(5)	11,593	58
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(8)	7,367	7,054
Viacom, Inc. Company Guar. Notes 4.63% due 05/15/18	16,000	16,543
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(1)(5)	5,000	0
		428,534

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	$35,000	$46,916
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	230,112
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	200,000	211,544
		488,572
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,283	2,306
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	27,149	23,348
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	11,997	11,667
		37,321
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.75% due 10/01/12	8,000	8,409
GATX Corp. Senior Notes 4.75% due 05/15/15	10,000	10,692
		19,101
Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	10,000	11,532
Transport-Services — 0.0%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	10,000	10,250
Ryder System, Inc. Notes 3.60% due 03/01/16	8,000	8,123
		18,373
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	44,000	46,970
Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	21,000	22,361

Security Description	Principal Amount(20)	Value (Note 2)
Wireless Equipment (continued)
Motorola, Inc. Senior Notes 6.50% due 09/01/25	$22,000	$23,943
		46,304
Total U.S. Corporate Bonds & Notes (cost $23,353,306)		25,381,118
FOREIGN CORPORATE BONDS & NOTES — 4.8%
Banks-Commercial — 0.5%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*	10,000	11,114
Bank of Tokyo-Mitsubishi UFJ Ltd. Notes 2.45% due 09/11/15*	24,000	24,282
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(4)(12)	16,000	14,960
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	10,000	10,845
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(4)(12)	9,000	8,505
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	10,000	10,758
Groupe BPCE Notes 2.78% due 12/30/10(2)	23,000	15,064
Nordea Bank AB Jr. Sub. Bonds 8.38% due 03/25/15(2)	8,000	8,564
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	230,000	244,957
The Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	167,000	168,746
The Royal Bank of Scotland PLC Company Guar. Notes 5.63% due 08/24/20	15,000	15,727
Westpac Banking Corp. Jr. Sub. Notes 0.65% due 03/31/11(4)(12)	40,000	24,000
		557,522
Banks-Money Center — 0.7%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	345,000	376,387
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	355,000	400,115
		776,502

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Brewery — 0.3%
Cia de Bebidas das Americas Senior Notes 8.75% due 09/15/13	$250,000	$295,000
Broadcast Services/Program — 0.2%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	155,000	176,326
Chemicals-Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	5,000	5,397
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20*	5,000	4,888
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	30,000	35,400
		40,288
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(1)(5)(13)	19,740	0
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	170,000	197,173
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	40,000	43,200
Tyco International Finance Company Guar. Notes 3.38% due 10/15/15	10,000	10,553
		53,753
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	22,000	26,283
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	79,312
Electric-Integrated — 0.2%
EDF SA Senior Notes 6.50% due 01/26/19*	160,000	195,408
Iberdrola Finance Ireland Ltd. Company Guar. Notes 3.80% due 09/11/14*	2,000	2,055
		197,463
Finance-Other Services — 0.0%
Sydney Airport Finance Co. Property, Ltd. Company Guar. Notes 5.13% due 02/22/21*	15,000	14,985

Security Description	Principal Amount(20)	Value (Note 2)
Gold Mining — 0.0%
Gold Fields Orogen Holding BVI Ltd. Company Guar. Notes 4.88% due 10/07/20*	$14,000	$13,902
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.23% due 07/15/14(4)(12)	18,000	11,580
Catlin Insurance Co., Ltd. Notes 7.25% due 01/19/17*(4)(12)	6,000	4,860
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	14,919
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	9,352
		40,711
Metal-Diversified — 0.1%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	110,000	124,669
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	14,000	15,249
		139,918
Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	235,000	244,369
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	11,225
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	7,525
		18,750
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	265,000	266,392
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	20,000	20,808
BP Capital Markets PLC Company Guar. 4.50% due 10/01/20	11,000	11,249
ENI SpA Senior Notes 5.70% due 10/01/40*	12,000	12,283
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	30,000	38,501
		349,233

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	$225,000	$248,176
Weatherford International, Ltd., Bermuda Company Guar. Notes 6.75% due 09/15/40	14,000	14,592
		262,768
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(4)	13,000	12,155
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(3)	23,000	23,805
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	140,000	151,412
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	10,000	10,050
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/21*	14,000	14,205
		175,667
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	9,000	10,660
Telephone-Integrated — 1.2%
British Telecom PLC Senior Notes 5.15% due 01/15/13	200,000	213,732
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	120,000	168,030
France Telecom SA Senior Notes 8.50% due 03/01/31	175,000	253,115
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	28,000	30,216
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	250,000	259,013
Telefonica Emisiones SAU Company Guar. Notes 0.77% due 02/04/13(4)	10,000	9,789
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	295,000	300,458

Security Description	Principal Amount(20)		Value (Note 2)
Telephone-Integrated (continued)
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15		$10,000	$11,120
			1,245,473
Television — 0.0%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18		20,000	22,500
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*		110,000	149,562
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc./ Navios Maritime Finance U.S., Inc. Senior Sec. Notes 8.88% due 11/01/17*		20,000	21,100
Total Foreign Corporate Bonds & Notes (cost $4,727,803)			5,150,577
FOREIGN GOVERNMENT AGENCIES — 0.7%
Sovereign — 0.7%
Federal Republic of Brazil Bonds 5.63% due 01/07/41		12,000	13,170
Republic of Argentina Senior Bonds 8.28% due 12/31/33(14)		25,697	21,367
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		100,000	121,422
Republic of Turkey Senior Bonds 11.88% due 01/15/30		30,000	53,025
Republic of Venezuela Senior Bonds 9.25% due 09/15/27		70,000	51,275
Russian Federation Senior Bonds 3.63% due 04/29/15*		300,000	302,250
Russian Federation Senior Bonds 7.50% due 03/31/30(15)		44,750	53,440
United Mexican States Notes 5.95% due 03/19/19		50,000	58,675
Total Foreign Government Agencies (cost $639,979)			674,624
FOREIGN GOVERNMENT TREASURIES — 0.9%
Soverign — 0.9%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12 (cost $920,737)	BRL	1,640,000	975,862

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
LOANS(16)(17) — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. BTL-B 3.01% due 12/16/13(4)	$186,813	$183,486
Ford Motor Co. BTL-B 3.05% due 12/16/13(4)	9,837	9,661
Total Loans (cost $196,650)		193,147
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
California State General Obligation Bonds 6.20% due 10/01/19	100,000	110,717
California State General Obligation Bonds 7.55% due 04/01/39	220,000	239,252
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	130,000	161,401
State of Utah Series B 3.54% due 07/01/25	15,000	14,983
Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30	5,000	5,374
Total Municipal Bonds & Notes (cost $481,856)		531,727
U.S. GOVERNMENT AGENCIES — 24.0%
Federal Home Loan Mtg. Corp. — 1.9%
4.00% due 05/01/40	567,951	584,408
4.50% due 01/01/39	30,479	31,751
5.00% due 12/01/20	19,942	21,265
5.00% due 07/01/21	81,924	87,080
5.00% due 05/01/34	64,656	69,102
5.00% due 07/01/35	19,831	20,957
5.00% due 08/01/35	81,621	86,255
5.00% due 11/01/35	33,851	35,773
5.00% due 03/01/38	49,911	52,469
5.50% due 07/01/34	48,773	52,236
5.50% due 07/01/35	59,665	63,697
5.50% due 04/01/37	50,150	53,230
5.50% due 05/01/37	43,393	46,059
5.50% due 08/01/37	115,720	123,751
5.50% due 07/01/38	36,470	38,711
6.00% due 09/01/26	246,350	266,186
6.00% due 08/01/36	23,954	25,808
6.50% due 05/01/16	1,930	2,089
6.50% due 05/01/29	13,070	14,512
6.50% due 11/01/34	16,224	17,911
6.50% due 03/01/36	31,507	34,408
6.50% due 05/01/36	688	752
6.50% due 11/01/37	24,020	26,194
7.00% due 04/01/32	10,077	11,382
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(7)	59,796	60,785

Security Description	Principal Amount(20)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 2586, Class NK 3.50% due 08/15/16(7)	$18,146	$18,375
Series 1577, Class PK 6.50% due 09/15/23(7)	96,000	102,197
Series 1226, Class Z 7.75% due 03/15/22(7)	3,461	3,791
		1,951,134
Federal National Mtg. Assoc. — 16.2%
2.13% due 01/25/13	18,000	18,095
4.00% due October TBA	4,000,000	4,111,248
4.50% due 01/01/39	33,284	34,719
4.50% due 06/01/39	630,038	660,449
4.56% due 01/01/15	765,897	828,855
4.75% due 12/15/10	15,000	15,146
4.85% due 11/01/15	789,238	880,577
5.00% due 03/15/16	11,000	12,833
5.00% due 03/01/18	38,385	40,967
5.00% due 06/01/19	12,041	12,858
5.50% due 06/01/20	259,373	280,293
5.50% due 07/01/20	189,748	205,053
5.50% due 03/01/21	191,636	207,093
5.50% due 04/01/21	261,965	282,236
5.50% due 06/01/21	255,903	275,704
5.50% due 10/01/21	209,908	226,150
5.50% due 12/01/21	393,597	424,513
5.50% due 06/01/22	185,355	199,629
5.50% due 05/01/34	12,653	13,595
5.50% due 06/01/34	38,798	41,614
5.50% due 12/01/35	95,432	102,059
5.50% due 06/01/36	1,716,812	1,845,675
5.50% due 12/01/36	2,993	3,191
5.50% due 07/01/38	19,902	21,173
5.92% due 10/01/11	402,396	411,923
6.00% due 06/01/17	15,882	17,213
6.00% due 06/01/26	125,170	135,581
6.00% due 03/01/27	157,256	170,335
6.00% due 12/01/33	13,297	14,582
6.00% due 05/01/34	46,076	50,298
6.00% due 07/01/34	5,469	5,967
6.00% due 07/01/38	144,552	155,359
6.00% due October TBA	4,200,000	4,511,060
6.06% due 09/01/11	253,992	263,215
6.11% due 05/01/11	197,196	197,932
6.50% due 08/01/16	12,107	13,117
6.50% due 09/01/32	29,273	32,663
6.50% due 04/01/34	6,693	7,422
6.50% due 11/01/35	39,715	43,743
6.50% due 02/01/36	137,389	150,466
6.50% due 07/01/36	18,978	20,785
6.50% due 10/01/37	25,360	27,702
6.52% due 02/01/11	50,085	50,061
7.00% due 06/01/37	176,436	196,719
		17,219,868
Government National Mtg. Assoc. — 5.9%
4.50% due October TBA	1,700,000	1,788,188
5.00% due 01/15/40	288,775	309,936
5.00% due October TBA	2,900,000	3,087,595

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(20)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 04/15/36	$214,215	$232,138
6.00% due 02/15/33	77,159	84,622
6.50% due 07/15/28	471,636	531,008
6.50% due 08/15/28	23,632	26,607
6.50% due 09/15/28	47,828	53,848
6.50% due 11/15/28	46,237	52,058
7.00% due 11/15/31	13,255	14,968
7.00% due 01/15/33	21,035	24,009
7.00% due 05/15/33	30,195	34,357
7.50% due 01/15/32	11,893	13,636
8.00% due 02/15/30	2,602	3,079
8.50% due 11/15/17	2,142	2,379
9.00% due 11/15/21	724	835
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB
7.50% due 09/15/35(7)	9,635	11,107
Series 2005-74, Class HA 7.50% due 09/16/35(7)	1,268	1,460
Series 2005-74, Class HC 7.50% due 09/16/35(7)	5,768	6,652
		6,278,482
Total U.S. Government Agencies (cost $24,720,518)		25,449,484
U.S. GOVERNMENT TREASURIES — 14.4%
United States Treasury Bonds — 5.8%
2.13% due 02/15/40 TIPS(22)	24,206	27,049
2.63% due 07/15/17 TIPS(22)	2,182,651	2,516,529
4.25% due 05/15/39	46,000	50,571
4.38% due 02/15/38	1,320,000	1,487,475
4.38% due 11/15/39	90,000	100,969
4.38% due 05/15/40	134,000	150,499
4.50% due 02/15/36	385,000	442,690
4.50% due 05/15/38	13,000	14,952
4.50% due 08/15/39	50,000	57,250
4.63% due 02/15/40	11,000	12,853
5.25% due 11/15/28	32,000	40,430
6.25% due 08/15/23(18)	450,000	609,469
6.63% due 02/15/27(18)	450,000	649,406
8.13% due 08/15/19	8,000	11,702
		6,171,844
United States Treasury Notes — 8.6%
1.13% due 12/15/12	3,975,000	4,030,896
1.75% due 07/31/15	10,000	10,240
1.88% due 06/30/15	4,250,000	4,379,493
2.38% due 02/28/15	8,000	8,439
3.13% due 05/15/19	3,000	3,188
3.25% due 07/31/16	110,000	120,390
3.50% due 05/15/20	106,000	115,060
3.63% due 08/15/19	6,000	6,598
3.63% due 02/15/20	375,000	411,299
3.75% due 11/15/18	15,000	16,758
		9,102,361
Total U.S. Government Treasuries (cost $14,857,137)		15,274,205

Security Description	Shares/ Principal Amount(20)	Value (Note 2)
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Association, Inc. Expires 02/19/14†(1)(5) (cost $32)	32	$0
Total Long-Term Investment Securities (cost $96,724,086)		103,604,907
SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes 0.00% due 10/01/10 (cost $1,000,000)	$1,000,000	1,000,000
REPURCHASE AGREEMENTS — 14.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $710,000 and collateralized by $695,000 of United Treasury Notes, bearing interest at 2.13%, due 05/15/15 and having an approximate value of $729,542	710,000	710,000
Bank of America Securities Joint Repurchase Agreement(19)	8,285,000	8,285,000
UBS Securities LLC, Joint Repurchase Agreement(19)	5,930,000	5,930,000
Total Repurchase Agreements (cost $14,925,000)		14,925,000
TOTAL INVESTMENTS (cost $112,649,086)(21)	112.5%	119,529,907
Liabilities in excess of other assets	(12.5)	(13,309,430)
NET ASSETS	100.0%	$106,220,477

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $7,289,895 representing 6.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2010, the aggregate value of these securities was $4,308 representing 0% of net assets.

(2)  Variable Rate Security - the rate reflected is as of September 30, 2010, maturity date reflects the stated maturity date.

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.

(5)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(6)  Commercial Mortgage Backed Security

(7)  Collateralized Mortgage Obligation

(8)  Income may be received in cash or additional shares at the discretion of the issuer.

(9)  Company has filed for Chapter 11 bankruptcy protection.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

(10)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2010, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$4,250	$85.00	0.00%

(11)  Security in default of interest and principal at maturity.

(12)  Perpetual maturity - maturity date reflects the next call date.

(13)  Bond in default

(14)  A portion of the interest was paid in additional bonds.

(15)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2010.

(16)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(17)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(18)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(19)  See Note 2 for details of Joint Repurchase Agreements.

(20)  Denominated in United States dollars unless otherwise indicated.

(21)  See Note 3 for cost of investments on a tax basis.

(22)  Principal amount of security is adjusted for inflation.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
15	Short	Euro-Bund Futures	December 2010	$2,680,788	$2,691,424	$(10,636)
9	Short	Euro Buxl 30YR Bonds	December 2010	1,465,333	1,467,781	(2,448)
13	Long	Long Gilt Futures	December 2010	2,533,817	2,546,745	12,928
63	Long	U.S. Treasury 2YR Notes	December 2010	13,796,168	13,827,516	31,348
64	Short	U.S. Treasury 5YR Notes	December 2010	7,722,103	7,735,500	(13,397)
78	Short	U.S. Treasury 10YR Notes	December 2010	9,750,823	9,831,656	(80,833)
50	Long	U.S. Treasury Long Bonds	December 2010	6,622,615	6,685,938	63,323
2	Short	U.S. Treasury Ultra Bonds	December 2010	287,324	282,563	4,761
						$5,046

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	300,000	USD	393,660	12/15/10	$—	$(15,089)
	GBP	490,000	USD	756,153	12/15/10	—	(13,196)
	JPY	179,865,000	USD	2,151,006	12/15/10	—	(5,186)
						—	(33,471)
BNP Paribas SA	USD	399,774	CLP	194,650,000	10/29/10	2,318	—
	USD	1,517,196	EUR	1,195,000	12/15/10	110,988	—
						113,306	—
Brown Brothers Harriman & Co.	EUR	300,000	USD	393,567	12/15/10	—	(15,182)
Citibank N.A.	BRL	1,542,000	USD	875,888	12/15/10	—	(21,982)
	CLP	194,650,000	USD	399,979	10/29/10	—	(2,112)
	MXN	1,880,000	USD	149,668	12/15/10	1,433	—
						1,433	(24,094)
Royal Bank Of Canada	MXN	5,640,000	USD	442,683	12/15/10	—	(2,024)
Westpac Banking Corp.	AUD	835,000	USD	775,148	12/15/10	—	(24,937)
Net Unrealized Appreciation/(Depreciation)						$114,739	$(99,708)

AUD — Australian Dollar

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro Dollar

GBP — Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$16,466,171	$—	$—	$16,466,171
Preferred Stocks	169,955	28,704	—	198,659
Asset Backed Securities	—	13,184,933	120,150	13,305,083
Convertible Bonds & Notes	—	—	4,250	4,250
U.S. Corporate Bonds & Notes	—	25,305,765	75,353	25,381,118
Foreign Corporate Bonds & Notes	—	5,150,577	0	5,150,577
Foreign Government Agencies	—	674,624	—	674,624
Foreign Government Treasuries	—	975,862	—	975,862
Loans	—	193,147	—	193,147
Municipal Bonds & Notes	—	531,727	—	531,727
U.S. Government Agencies	—	25,449,484	—	25,449,484
U.S. Government Treasuries	—	15,274,205	—	15,274,205
Warrants	—	—	0	0
Short-Term Investment Securities:
U.S. Government Agencies	—	1,000,000	—	1,000,000
Repurchase Agreements	—	14,925,000	—	14,925,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	112,360	—	—	112,360
Open Forward Foreign Currency Contracts - Appreciation	—	114,739	—	114,739
Total	$16,748,486	$102,808,767	$199,753	$119,757,006
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	107,314	—	—	107,314
Open Forward Foreign Currency Contracts - Depreciation	—	99,708	—	99,708
Total	$107,314	$99,708	$—	$207,022

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$574,980	$3,500	$103,186	$0	$—
Accrued discounts/premiums	2	—	—	—	—
Realized gain(loss)	—	—	(3,544)	260	—
Change in unrealized appreciation(depreciation)(1)	26,895	750	5,273	—	(33)
Net purchases(sales)	120,000	—	(29,562)	(260)	33
Transfers in and/or out of Level 3(2)	(601,727)	—	—	—	—
Balance as of 9/30/2010	$120,150	$4,250	$75,353	$0	$0

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$150	$750	$(4,620)	$—	$(33)

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*

U.S. Government Treasuries	15.0%
Banks-Commercial	3.5
Diversified Financial Services	2.9
Medical-Drugs	2.8
Oil Companies-Integrated	2.8
Repurchase Agreements	2.7
Electric-Integrated	2.5
Diversified Banking Institutions	2.2
Federal National Mtg. Assoc.	1.9
Diversified Manufacturing Operations	1.6
Telephone-Integrated	1.5
Oil Companies-Exploration & Production	1.3
Electronic Components-Semiconductors	1.2
Computers	1.2
Exchange-Traded Funds	1.0
Food-Misc.	1.0
Retail-Apparel/Shoe	1.0
Computer Services	1.0
Real Estate Investment Trusts	1.0
Insurance-Multi-line	0.9
Oil-Field Services	0.9
Electric Products-Misc.	0.9
Retail-Discount	0.9
Applications Software	0.8
Cellular Telecom	0.8
Chemicals-Specialty	0.8
Coal	0.8
Medical-HMO	0.8
Metal-Diversified	0.8
Auto-Cars/Light Trucks	0.8
Chemicals-Diversified	0.8
Multimedia	0.7
Cable/Satellite TV	0.7
Diversified Minerals	0.7
Banks-Super Regional	0.7
Computers-Memory Devices	0.7
Beverages-Non-alcoholic	0.7
Cosmetics & Toiletries	0.7
Tobacco	0.7
Apparel Manufacturers	0.6
Telecom Services	0.6
Food-Retail	0.6
Enterprise Software/Service	0.6
Computers-Integrated Systems	0.6
Auto/Truck Parts & Equipment-Original	0.6
Distribution/Wholesale	0.6
Paper & Related Products	0.6
Aerospace/Defense	0.6
Data Processing/Management	0.5
Semiconductor Components-Integrated Circuits	0.5
Medical Products	0.5
Consumer Products-Misc.	0.5
Steel-Producers	0.5
Finance-Consumer Loans	0.5
Medical-Wholesale Drug Distribution	0.5
Insurance-Life/Health	0.5
Insurance-Reinsurance	0.5
Real Estate Operations & Development	0.5
Retail-Major Department Stores	0.5
Networking Products	0.5
Oil Refining & Marketing	0.5
Medical-Biomedical/Gene	0.4
Semiconductor Equipment	0.4
Wireless Equipment	0.4
Metal-Copper	0.4
E-Commerce/Services	0.4
Finance-Other Services	0.4
Airlines	0.4
Television	0.4
Finance-Credit Card	0.4
Telecommunication Equipment	0.4
Advertising Agencies	0.4
Retail-Restaurants	0.4
Building & Construction Products-Misc.	0.4
Medical-Generic Drugs	0.4
Web Portals/ISP	0.4
Import/Export	0.4
Energy-Alternate Sources	0.4
Instruments-Scientific	0.3
Oil Field Machinery & Equipment	0.3
Independent Power Producers	0.3
Medical-Hospitals	0.3
Insurance-Property/Casualty	0.3
Diversified Operations	0.3
Machinery-General Industrial	0.3
Federal Home Loan Mtg. Corp.	0.3
Investment Management/Advisor Services	0.3
Software Tools	0.3
Commercial Services-Finance	0.3
Engineering/R&D Services	0.3
Internet Infrastructure Software	0.3
Retail-Consumer Electronics	0.3
United States Treasury Notes	0.3
Pharmacy Services	0.3
Electric-Transmission	0.3
Building Products-Doors & Windows	0.2
Office Automation & Equipment	0.2
Satellite Telecom	0.2
Brewery	0.2
Appliances	0.2
Electronics-Military	0.2
Investment Companies	0.2
Food-Confectionery	0.2
Oil & Gas Drilling	0.2
Savings & Loans/Thrifts	0.2
Machinery-Electrical	0.2
Electronic Components-Misc.	0.2
Commercial Services	0.2
Finance-Investment Banker/Broker	0.2
Casino Hotels	0.2
Printing-Commercial	0.2
Transport-Rail	0.2
Machinery-Construction & Mining	0.2
Retail-Misc./Diversified	0.2
Pipelines	0.2
Petrochemicals	0.2
Banks-Special Purpose	0.2
Aerospace/Defense-Equipment	0.2
Power Converter/Supply Equipment	0.2
Gas-Distribution	0.2

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited) (continued)

Building-Residential/Commercial	0.2%
Water Treatment Systems	0.2
Retail-Auto Parts	0.2
Real Estate Management/Services	0.1
Building & Construction-Misc.	0.1
Containers-Paper/Plastic	0.1
Rental Auto/Equipment	0.1
Retail-Regional Department Stores	0.1
Soap & Cleaning Preparation	0.1
Medical Labs & Testing Services	0.1
Metal Processors & Fabrication	0.1
Special Purpose Entities	0.1
Broadcast Services/Program	0.1
Electric-Generation	0.1
Building-Heavy Construction	0.1
Retail-Mail Order	0.1
Water	0.1
Transactional Software	0.1
Auto-Heavy Duty Trucks	0.1
Fisheries	0.1
Shipbuilding	0.1
Retail-Drug Store	0.1
Seismic Data Collection	0.1
Medical Information Systems	0.1
Transport-Services	0.1
Gambling (Non-Hotel)	0.1
Batteries/Battery Systems	0.1
Food-Meat Products	0.1
Retail-Computer Equipment	0.1
Internet Security	0.1
Building Products-Cement	0.1
Agricultural Chemicals	0.1
Retail-Propane Distribution	0.1
Steel Pipe & Tube	0.1
Medical-Outpatient/Home Medical	0.1
Government National Mtg. Assoc.	0.1
Travel Services	0.1
Medical Instruments	0.1
Schools	0.1
Agricultural Operations	0.1
Metal-Aluminum	0.1
Home Furnishings	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Financial Guarantee Insurance	0.1
Non-Ferrous Metals	0.1
Retail-Home Furnishings	0.1
Publishing-Books	0.1
Medical-Nursing Homes	0.1
Footwear & Related Apparel	0.1
Diversified Operations/Commercial Services	0.1
Theaters	0.1
Retirement/Aged Care	0.1
Retail-Automobile	0.1
Retail-Toy Stores	0.1
Publishing-Periodicals	0.1
Municipal Bonds	0.1
Food-Catering	0.1
Internet Content-Entertainment	0.1
United States Treasury Bonds	0.1
Internet Content-Information/News	0.1
Transport-Marine	0.1
Food-Baking	0.1
Rubber & Vinyl	0.1
Beverages-Wine/Spirits	0.1
Wire & Cable Products	0.1
Electronic Connectors	0.1
Precious Metals	0.1
Machinery-Thermal Process	0.1
Airport Development/Maintenance	0.1
Private Corrections	0.1
Insurance-Mutual	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 62.8%
Advanced Materials — 0.0%
Neo Material Technologies, Inc.†	1,100	$5,260
STR Holdings, Inc.†	485	10,447
		15,707
Advertising Agencies — 0.3%
Omnicom Group, Inc.	11,200	442,176
The Interpublic Group of Cos., Inc.†	29,000	290,870
		733,046
Advertising Services — 0.0%
Vertis Holdings, Inc.†(1)(2)	1,532	2
Aerospace/Defense — 0.5%
General Dynamics Corp.	459	28,830
Lockheed Martin Corp.	7,548	538,022
MTU Aero Engines Holding AG	346	19,775
National Presto Industries, Inc.	230	24,488
Raytheon Co.	11,678	533,801
		1,144,916
Aerospace/Defense-Equipment — 0.1%
European Aeronautic Defence and Space Co. NV†	1,280	31,924
LMI Aerospace, Inc.†	1,251	19,916
United Technologies Corp.	1,579	112,472
		164,312
Agricultural Chemicals — 0.1%
Agrium, Inc.	540	40,517
Syngenta AG	453	112,576
		153,093
Agricultural Operations — 0.1%
China Green Holdings, Ltd.	30,000	29,038
The Andersons, Inc.	3,202	121,356
		150,394
Airlines — 0.4%
Alaska Air Group, Inc.†	1,049	53,530
Copa Holdings SA, Class A	1,045	56,336
Deutsche Lufthansa AG†	1,471	27,042
Qantas Airways, Ltd.†	16,718	45,083
Republic Airways Holdings, Inc.†	6,400	52,992
Singapore Airlines, Ltd.	4,000	49,639
United Continental Holdings, Inc.†	18,903	446,678
US Airways Group, Inc.†	1,766	16,336
		747,636
Airport Development/Maintenance — 0.1%
TAV Havalimanlari Holding AS†	18,886	101,183
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	1,067	15,471
Darling International, Inc.†	1,515	12,908
		28,379
Apparel Manufacturers — 0.6%
Burberry Group PLC	17,686	288,942
Christian Dior SA	788	102,998
Coach, Inc.	10,687	459,114
Maidenform Brands, Inc.†	1,767	50,978
VF Corp.	4,100	332,182
		1,234,214

Security Description	Shares	Value (Note 2)
Appliances — 0.2%
Electrolux AB, Class B	7,086	$174,513
Whirlpool Corp.	3,800	307,648
		482,161
Applications Software — 0.8%
Check Point Software Technologies, Ltd.†	1,422	52,515
Citrix Systems, Inc.†	2,085	142,280
Emdeon, Inc., Class A†	2,189	26,662
Intuit, Inc.†	2,361	103,435
Microsoft Corp.	43,998	1,077,511
NetSuite, Inc.†	2,152	50,723
Quest Software, Inc.†	6,772	166,524
Salesforce.com, Inc.†	1,214	135,725
		1,755,375
Auction House/Art Dealers — 0.0%
Sotheby's	538	19,809
Audio/Video Products — 0.0%
Sony Corp.	500	15,459
Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	700	49,088
Byd Co., Ltd.	5,500	44,162
Dongfeng Motor Group Co., Ltd.	102,000	209,026
Fiat SpA	7,377	113,842
Ford Otomotiv Sanayi AS	13,144	112,672
Ghabbour Auto	3,408	26,340
Kia Motors Corp.	4,740	152,977
Nissan Motor Co., Ltd.	16,200	141,469
Peugeot SA†	12,662	425,754
Tesla Motors, Inc.†	623	12,622
Tofas Turk Otomobil Fabrikasi AS	22,827	118,352
		1,406,304
Auto-Heavy Duty Trucks — 0.1%
Sinotruk Hong Kong, Ltd.	126,000	128,292
Auto/Truck Parts & Equipment-Original — 0.4%
Aisin Seiki Co., Ltd.	7,200	224,590
ArvinMeritor, Inc.†	5,138	79,845
Dana Holding Corp.†	990	12,197
Fuel Systems Solutions, Inc.†	1,176	45,993
Hyundai Mobis	464	104,581
Koito Manufacturing Co., Ltd.	1,000	15,333
NGK Spark Plug Co., Ltd.	6,000	80,283
NHK Spring Co., Ltd.	10,000	82,774
Tenneco, Inc.†	759	21,988
Toyoda Gosei Co., Ltd.	900	19,837
Valeo SA†	4,616	213,860
Westport Innovations, Inc.†	732	12,827
		914,108
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies†	3,341	16,003
Weichai Power Co., Ltd.	2,000	21,266
		37,269
Banks-Commercial — 2.9%
Anglo Irish Bank Corp., Ltd.†(2)	72,610	0
Australia and New Zealand Banking Group, Ltd.	28,318	648,139

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Banca Monte dei Paschi di Siena SpA†	93,507	$129,513
Banco Latinoamericano de Comercio Exterior SA, Class E	4,531	65,473
Banco Popolare SC	33,584	200,989
Banco Santander Brasil SA ADR	14,680	202,144
Banco Santander SA	7,269	92,326
Bank of Communications Co., Ltd.	178,000	192,709
Bank of the Ozarks, Inc.	1,542	57,193
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT†	502,000	87,745
Bank Rakyat Indonesia Persero Tbk PT	70,500	78,992
Bankinter SA	3,049	21,186
Bar Harbor Bankshares	429	11,883
China Construction Bank Corp.	533,000	467,131
Chuo Mitsui Trust Holdings, Inc.	58,000	192,453
Commercial International Bank Egypt SAE	14,103	105,283
Danske Bank A/S†	16,530	398,827
DBS Group Holdings, Ltd.	46,500	497,848
Financial Institutions, Inc.	1,738	30,693
First Bancorp	1,496	20,375
First Financial Bancorp	1,950	32,526
FirstRand, Ltd.	33,221	102,281
Governor & Co. of the Bank of Ireland†	41,639	35,137
Governor & Co. of the Bank of Ireland ADR	722	2,455
Grupo Financiero Banorte SAB de CV	20,661	78,370
Industrial & Commercial Bank of China	449,000	334,485
International Bancshares Corp.	2,294	38,746
Lloyds Banking Group PLC†	369,952	430,754
Merchants Bancshares, Inc.	793	19,777
Mizuho Financial Group, Inc.	51,900	75,848
National Australia Bank, Ltd.	1,031	25,252
National Bank of Canada	1,041	65,694
National Bank of Greece SA†	1,118	10,928
Oversea-Chinese Banking Corp., Ltd.	20,000	134,591
Park National Corp.	252	16,138
Republic Bancorp, Inc., Class A	619	13,079
Royal Bank of Canada	704	36,668
Sberbank of Russia	84,514	237,062
Southside Bancshares, Inc.	1,489	28,127
Sumitomo Mitsui Financial Group, Inc.	2,700	78,658
TCF Financial Corp.	14,170	229,412
Turkiye Garanti Bankasi AS	6,848	39,766
Westpac Banking Corp.	23,863	536,025
Wilshire Bancorp, Inc.	2,485	16,252
		6,118,933
Banks-Super Regional — 0.6%
Fifth Third Bancorp	16,900	203,307
Huntington Bancshares, Inc.	27,400	155,358
PNC Financial Services Group, Inc.	10,100	524,291

Security Description	Shares	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co.	14,756	$370,818
		1,253,774
Batteries/Battery Systems — 0.1%
A123 Systems, Inc.†	1,617	14,504
Advanced Battery Technologies, Inc.†	3,444	12,364
China BAK Battery, Inc.†	4,800	8,736
Ener1, Inc.†	2,814	10,356
Energizer Holdings, Inc.†	487	32,741
EnerSys†	2,744	68,518
GS Yuasa Corp.	4,000	28,126
Saft Groupe SA	458	17,857
Simplo Technology Co., Ltd.	2,200	12,535
Ultralife Corp.†	1,563	6,846
Valence Technology, Inc.†	6,000	6,900
		219,483
Beverages-Non-alcoholic — 0.7%
Britvic PLC	6,932	52,836
Dr Pepper Snapple Group, Inc.	13,700	486,624
Fomento Economico Mexicano SAB de CV ADR	1,513	76,754
PepsiCo, Inc.	5,200	345,488
The Coca-Cola Co.	7,400	433,048
		1,394,750
Brewery — 0.1%
Anheuser-Busch InBev NV	2,148	126,355
Carlsberg A/S	451	47,024
Heineken Holding NV	2,952	129,140
		302,519
Broadcast Services/Program — 0.0%
DG FastChannel, Inc.†	1,170	25,448
Building & Construction Products-Misc. — 0.2%
Broadwind Energy, Inc.†	4,410	8,247
China National Building Material Co., Ltd.	38,000	88,745
Compagnie de St. Gobain	711	31,627
Corp GEO SAB de CV, Series B†	37,800	108,226
Fletcher Building, Ltd.	13,480	79,716
Geberit AG	513	91,360
Nortek, Inc.†	882	34,442
		442,363
Building & Construction-Misc. — 0.1%
Carillion PLC	12,666	62,377
Ferrovial SA	6,880	64,332
Hochtief AG	573	49,618
Insituform Technologies, Inc., Class A†	1,364	32,982
Layne Christensen Co.†	1,634	42,304
Orascom Construction Industries	1,178	51,691
		303,304
Building Products-Cement — 0.1%
BBMG Corp.	44,000	62,267
China Shanshui Cement Group, Ltd.	179,000	110,738
HeidelbergCement AG	674	32,481
		205,486

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building Products-Doors & Windows — 0.2%
Asahi Glass Co., Ltd.	50,000	$509,703
Building-Heavy Construction — 0.1%
Acciona SA	456	38,517
Daelim Industrial Co., Ltd.	1,983	146,779
Impregilo SpA†	11,161	33,245
Vinci SA	824	41,305
		259,846
Building-Residential/Commercial — 0.1%
Persimmon PLC†	12,315	77,266
Standard Pacific Corp.†	4,706	18,683
		95,949
Cable/Satellite TV — 0.4%
DIRECTV, Class A†	15,381	640,311
Kabel Deutschland Holding AG†	2,257	89,537
Mediacom Communications Corp., Class A†	8,087	53,455
		783,303
Casino Hotels — 0.1%
Kangwon Land, Inc.	5,190	112,881
Trump Entertainment Resorts, Inc.†(2)	12	192
		113,073
Casino Services — 0.0%
Bally Technologies, Inc.†	1,295	45,260
Cellular Telecom — 0.6%
America Movil SAB de CV, Series L ADR	1,355	72,262
China Mobile, Ltd.	22,600	231,568
Mobile Telesystems OJSC ADR	8,227	174,659
NII Holdings, Inc.†	13,324	547,616
Syniverse Holdings, Inc.†	1,322	29,970
Vivo Participacoes SA ADR	2,452	66,621
Vodafone Group PLC	24,536	60,552
		1,183,248
Chemicals-Diversified — 0.5%
Akzo Nobel NV	384	23,691
BASF SE	555	34,997
FMC Corp.	156	10,672
Fufeng Group, Ltd.	18,000	12,852
Hitachi Chemical Co., Ltd.	8,200	153,038
Innophos Holdings, Inc.	1,399	46,307
Koninklijke DSM NV	3,193	163,580
Lanxess AG	1,318	72,212
Nitto Denko Corp.	1,900	74,311
PPG Industries, Inc.	5,800	422,240
Rockwood Holdings, Inc.†	330	10,385
Sociedad Quimica y Minera de Chile SA ADR	228	10,999
		1,035,284
Chemicals-Specialty — 0.7%
Albemarle Corp.	6,138	287,320
Cytec Industries, Inc.	3,800	214,244
Ferro Corp.†	5,929	76,425
Hawkins, Inc.	567	20,083
International Flavors & Fragrances, Inc.	4,700	228,044

Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Lubrizol Corp.	3,100	$328,507
Minerals Technologies, Inc.	1,618	95,333
NewMarket Corp.	242	27,511
OM Group, Inc.†	2,054	61,866
Quaker Chemical Corp.	559	18,201
Sigma-Aldrich Corp.	176	10,627
Stepan Co.	395	23,348
WR Grace & Co.†	5,765	161,074
		1,552,583
Circuit Boards — 0.0%
DDi Corp.	1,644	15,191
TTM Technologies, Inc.†	6,195	60,649
		75,840
Coal — 0.6%
Adaro Energy Tbk PT	432,500	98,130
Alpha Natural Resources, Inc.†	91	3,745
China Coal Energy Co., Ltd.	26,000	42,960
China Shenhua Energy Co., Ltd.	32,500	134,459
Consol Energy, Inc.	171	6,320
James River Coal Co.†	1,246	21,843
Massey Energy Co.	96	2,978
Peabody Energy Corp.	11,407	559,057
Walter Energy, Inc.	3,908	317,681
Yanzhou Coal Mining Co., Ltd.	4,000	9,816
		1,196,989
Commercial Services — 0.1%
Alliance Data Systems Corp.†	510	33,283
Convergys Corp.†	3,076	32,144
Edenred†	2,080	41,201
HMS Holdings Corp.†	944	55,639
The Providence Service Corp.†	1,292	21,176
Wirecard AG	3,398	46,277
		229,720
Commercial Services-Finance — 0.2%
Cardtronics, Inc.†	1,680	25,922
Dollar Financial Corp.†	1,165	24,314
Global Payments, Inc.	1,633	70,039
Moody's Corp.	12,916	322,642
		442,917
Computer Data Security — 0.0%
F-Secure Oyj	2,480	7,675
Fortinet, Inc.†	2,079	51,975
		59,650
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	2,393	21,896
Computer Services — 0.8%
Accenture PLC, Class A	15,400	654,346
CACI International, Inc., Class A†	464	21,001
Computershare, Ltd.	20,162	190,004
International Business Machines Corp.	5,729	768,488
LivePerson, Inc.†	4,235	35,574
SRA International, Inc., Class A†	1,216	23,979
Unisys Corp.†	3,771	105,211
		1,798,603

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers — 1.1%
Apple, Inc.†	4,546	$1,289,928
Compal Electronics, Inc.	27,552	32,939
Dell, Inc.†	48,503	628,599
Hewlett-Packard Co.	8,549	359,656
Silicon Graphics International Corp.†	1,672	12,975
Wistron Corp.	61,121	111,515
		2,435,612
Computers-Integrated Systems — 0.6%
Brocade Communications Systems, Inc.†	10,948	63,936
Fujitsu, Ltd.	78,000	547,533
NCI, Inc.†	550	10,406
Teradata Corp.†	15,700	605,392
		1,227,267
Computers-Memory Devices — 0.7%
EMC Corp.†	6,755	137,194
NetApp, Inc.†	2,174	108,244
Quantum Corp.†	17,828	37,795
SanDisk Corp.†	13,300	487,445
Seagate Technology PLC†	30,600	360,468
Smart Modular Technologies WWH, Inc.†	7,032	42,403
Western Digital Corp.†	6,500	184,535
Xyratex, Ltd.†	5,126	76,070
		1,434,154
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,364	60,862
Consulting Services — 0.0%
SAIC, Inc.†	2,151	34,373
Stantec, Inc.†	1,336	35,409
		69,782
Consumer Products-Misc. — 0.3%
Central Garden and Pet Co., Class A†	3,376	34,975
Helen of Troy, Ltd.†	1,457	36,848
Kimberly-Clark Corp.	9,300	604,965
Prestige Brands Holdings, Inc.†	4,132	40,865
		717,653
Containers-Paper/Plastic — 0.0%
Graham Packaging Co., Inc.†	3,137	37,079
Rock-Tenn Co., Class A	1,129	56,236
		93,315
Cosmetics & Toiletries — 0.6%
Inter Parfums, Inc.	1,429	25,136
Revlon, Inc., Class A†	1,625	20,507
The Estee Lauder Cos., Inc., Class A	7,800	493,194
The Procter & Gamble Co.	12,004	719,880
		1,258,717
Data Processing/Management — 0.4%
Acxiom Corp.†	3,004	47,643
Broadridge Financial Solutions, Inc.	16,900	386,503
CSG Systems International, Inc.†	3,876	70,660

Security Description	Shares	Value (Note 2)
Data Processing/Management (continued)
Dun & Bradstreet Corp.	4,800	$355,872
Fair Isaac Corp.	1,159	28,581
		889,259
Dental Supplies & Equipment — 0.0%
Sirona Dental Systems, Inc.†	554	19,966
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	533	2,431
Cepheid, Inc.†	266	4,977
Gen-Probe, Inc.†	146	7,075
		14,483
Diagnostic Kits — 0.0%
OraSure Technologies, Inc.†	6,229	25,227
QIAGEN NV†	373	6,617
		31,844
Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	1,414	12,797
Distribution/Wholesale — 0.6%
Core-Mark Holding Co., Inc.†	860	26,625
Genuine Parts Co.	7,300	325,507
Wolseley PLC†	16,082	403,959
WW Grainger, Inc.	4,000	476,440
		1,232,531
Diversified Banking Institutions — 1.8%
Bank of America Corp.	32,314	423,637
Barclays PLC	135,562	638,011
Barclays PLC ADR	6,944	130,894
BNP Paribas	9,305	661,779
Citigroup, Inc.†	45,586	177,785
Credit Suisse Group AG	7,566	323,383
HSBC Holdings PLC	20,785	210,600
JPMorgan Chase & Co.	13,489	513,526
Mitsubishi UFJ Financial Group, Inc.	4,700	21,901
Societe Generale	1,454	83,746
The Goldman Sachs Group, Inc.	1,104	159,616
UniCredit SpA	147,050	375,473
		3,720,351
Diversified Financial Services — 0.1%
Irish Life & Permanent Group Holdings PLC†	10,266	19,593
Shinhan Financial Group Co., Ltd.	2,210	84,601
		104,194
Diversified Manufacturing Operations — 1.5%
3M Co.	1,030	89,311
A.O. Smith Corp.	1,377	79,714
Ameron International Corp.	431	29,291
AZZ, Inc.	814	34,872
Danaher Corp.	1,208	49,057
Dover Corp.	9,990	521,578
EnPro Industries, Inc.†	739	23,116
General Electric Co.	42,962	698,132
GUD Holdings, Ltd.	1,491	13,950
Honeywell International, Inc.	14,400	632,736
ITT Corp.	710	33,249
Koppers Holdings, Inc.	2,445	65,697
Parker Hannifin Corp.	7,500	525,450

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Diversified Manufacturing Operations (continued)
Pentair, Inc.	1,463	$49,201
Siemens AG	436	46,023
Smiths Group PLC	1,239	23,726
SPX Corp.	5,206	329,436
Standex International Corp.	820	19,836
		3,264,375
Diversified Minerals — 0.5%
AMCOL International Corp.	930	24,357
Arafura Resources, Ltd.†	9,232	10,083
Avalon Rare Metals, Inc.†	2,312	7,910
BHP Billiton, Ltd.	10,016	376,686
Canada Lithium Corp.†	8,413	5,397
China Rare Earth Holdings, Ltd.†	24,000	10,362
Extract Resources, Ltd.†	814	4,807
Lynas Corp., Ltd.†	12,308	16,238
Orocobre, Ltd.†	2,227	4,413
Teck Resources, Ltd.	3,191	131,250
Vale SA ADR	8,504	265,920
Xstrata PLC	6,805	130,204
		987,627
Diversified Operations — 0.3%
Guangdong Investment, Ltd.	164,000	86,239
Imperial Holdings, Ltd.	8,918	145,152
LG Corp.	345	24,962
Swire Pacific, Ltd., Class A	27,000	371,305
		627,658
Diversified Operations/Commercial Services — 0.0%
Bunzl PLC	7,794	92,929
Drug Detection Systems — 0.0%
Caliper Life Sciences, Inc.†	521	2,079
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	436	68,478
E-Commerce/Services — 0.4%
Expedia, Inc.	11,400	321,594
IAC/InterActive Corp.†	15,100	396,677
Orbitz Worldwide, Inc.†	4,346	27,380
Rakuten, Inc.	32	23,421
		769,072
E-Marketing/Info — 0.0%
ValueClick, Inc.†	2,387	31,222
E-Services/Consulting — 0.0%
Websense, Inc.†	720	12,773
Electric Products-Misc. — 0.8%
Emerson Electric Co.	12,755	671,678
GrafTech International, Ltd.†	1,447	22,617
Harbin Electric, Inc.†	1,145	20,484
Hitachi, Ltd.	96,000	419,741
Legrand SA	3,591	121,456
Mitsubishi Electric Corp.	62,000	533,253
		1,789,229
Electric-Generation — 0.0%
CEZ AS	970	43,434
Energy Development Corp.	78,000	10,824
Huaneng Power International, Inc.	10,000	6,212
		60,470

Security Description	Shares	Value (Note 2)
Electric-Integrated — 2.0%
Alliant Energy Corp.	3,682	$133,841
Ameren Corp.	3,600	102,240
ATCO, Ltd., Class I	775	40,674
BKW FMB Energie AG	266	17,527
Chubu Electric Power Co., Inc.	2,500	61,781
CMS Energy Corp.	7,100	127,942
DPL, Inc.	7,775	203,161
EDF SA	701	30,236
EDP-Energias de Portugal SA	126,083	432,113
Enel SpA	103,406	551,186
Entergy Corp.	3,540	270,916
Exelon Corp.	14,419	613,961
FirstEnergy Corp.	12,805	493,505
Fortum Oyj	1,840	48,136
GDF Suez	2,632	94,223
Hokkaido Electric Power Co., Inc.	800	15,927
Hokuriku Electric Power Co.	1,200	27,398
International Power PLC	16,319	99,466
Kyushu Electric Power Co., Inc.	1,100	25,115
NextEra Energy, Inc.	770	41,880
Public Power Corp. SA	5,991	93,351
Shikoku Electric Power Co., Inc.	700	20,083
TECO Energy, Inc.	22,000	381,040
Tenaga Nasional Bhd	23,200	66,286
The Kansai Electric Power Co., Inc.	1,300	31,566
Tokyo Electric Power Co., Inc.	400	9,756
TransAlta Corp.	329	7,022
Westar Energy, Inc.	5,087	123,258
		4,163,590
Electric-Transmission — 0.2%
Red Electrica Corp. SA	5,727	269,314
Terna Rete Elettrica Nazionale SpA	50,592	215,013
		484,327
Electronic Components-Misc. — 0.2%
Garmin, Ltd.	722	21,913
Hon Hai Precision Industry Co., Ltd.	48,320	181,732
NVE Corp.†	395	16,997
Radiant Opto-Electronics Corp.	42,390	63,500
Sanmina-SCI Corp.†	1,923	23,230
Venture Corp., Ltd.	7,000	52,270
		359,642
Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	24,200	172,062
Amkor Technology, Inc.†	2,591	17,023
Cavium Networks, Inc.†	2,795	80,384
Fairchild Semiconductor International, Inc.†	6,255	58,797
GT Solar International, Inc.†	2,500	20,925
Integrated Silicon Solution, Inc.†	3,448	29,687
Intel Corp.	19,804	380,831
MEMC Electronic Materials, Inc.†	1,230	14,662
Motech Industries, Inc.	3,029	11,295
ON Semiconductor Corp.†	63,700	459,277
PMC - Sierra, Inc.†	2,600	19,136
PV Crystalox Solar PLC	3,795	2,996

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
QLogic Corp.†	24,534	$432,780
Renesola, Ltd. ADR†	1,300	16,250
Rubicon Technology, Inc.†	776	17,607
Samsung Electronics Co., Ltd.	315	214,650
Silicon Laboratories, Inc.†	3,662	134,212
Skyworks Solutions, Inc.†	1,491	30,834
Solarworld AG	660	8,278
STMicroelectronics NV	42,893	328,389
		2,450,075
Electronic Connectors — 0.0%
Thomas & Betts Corp.†	1,640	67,273
Electronic Design Automation — 0.0%
Magma Design Automation, Inc.†	7,324	27,099
Electronic Forms — 0.0%
Adobe Systems, Inc.†	2,288	59,831
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	228	7,608
Badger Meter, Inc.	720	29,146
		36,754
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	2,088	84,146
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	6,658	481,174
Energy-Alternate Sources — 0.4%
Areva SA	50	21,001
Ballard Power System, Inc.†	7,954	13,283
China Longyuan Power Group Corp.†	26,000	25,803
China Power New Energy Development Co., Ltd.†	300,000	29,772
China Sunergy Co., Ltd. ADR†	1,373	6,192
China WindPower Group, Ltd.†	1,400,000	158,786
Covanta Holding Corp.	2,131	33,563
EDF Energies Nouvelles SA	317	12,148
EDP Renovaveis SA†	3,805	21,527
Fersa Energias Renovables SA	5,986	9,140
First Solar, Inc.†	530	78,095
FuelCell Energy, Inc.†	6,847	8,422
GCL Poly Energy Holdings, Ltd.†	47,000	14,417
Gintech Energy Corp.	2,019	5,687
Green Plains Renewable Energy, Inc.†	908	10,996
Gushan Environmental Energy, Ltd. ADR†	11,580	7,642
Headwaters, Inc.†	2,567	9,241
Iberdrola Renovables SA	8,492	28,224
Infigen Energy(3)	22,874	16,250
Innergex Renewable Energy, Inc.	900	8,266
JA Solar Holdings Co., Ltd. ADR†	2,121	19,789
JinkoSolar Holding Co., Ltd.†	374	11,822
LDK Solar Co., Ltd. ADR†	1,727	17,754
Magma Energy Corp.†	2,752	3,103
Nordex SE†	1,787	16,444
PNE Wind AG†	1,930	4,454
Quantum Fuel Systems Technologies Worldwide, Inc.†	11,287	5,644

Security Description	Shares	Value (Note 2)
Energy-Alternate Sources (continued)
Ram Power Corp.†	1,380	$3,058
Solarfun Power Holdings Co., Ltd. ADR†	625	8,219
Theolia SA†	1,980	3,374
Trina Solar, Ltd. ADR†	380	11,468
Woongjin Energy Co., Ltd.†	6,920	111,060
		734,644
Engineering/R&D Services — 0.3%
Abengoa SA	695	17,604
Aecom Technology Corp.†	1,803	43,741
EMCOR Group, Inc.†	3,417	84,024
SembCorp Industries, Ltd.	37,000	122,667
The Shaw Group, Inc.†	9,300	312,108
		580,144
Enterprise Software/Service — 0.6%
Autonomy Corp. PLC†	3,097	88,204
CA, Inc.	26,300	555,456
Concur Technologies, Inc.†	2,198	108,669
Informatica Corp.†	1,404	53,928
Lawson Software, Inc.†	3,222	27,290
ManTech International Corp., Class A†	910	36,036
MedAssets, Inc.†	1,251	26,321
MicroStrategy, Inc., Class A†	669	57,942
Omnicell, Inc.†	2,607	34,100
Oracle Corp.	11,650	312,802
SAP AG	1,000	49,466
		1,350,214
Entertainment Software — 0.0%
Shanda Games, Ltd. ADR†	4,500	24,120
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	3,690	77,379
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	535	20,667
Pall Corp.	793	33,020
Polypore International, Inc.†	536	16,166
		69,853
Finance-Consumer Loans — 0.4%
African Bank Investments, Ltd.	29,471	151,578
Nelnet, Inc., Class A	3,718	85,068
Ocwen Financial Corp.†	4,870	49,382
SLM Corp.†	41,300	477,015
World Acceptance Corp.†	1,273	56,215
		819,258
Finance-Credit Card — 0.3%
American Express Co.	15,900	668,277
Finance-Investment Banker/Broker — 0.0%
Evercore Partners, Inc., Class A	714	20,427
Oppenheimer Holdings, Inc. Class A	1,005	28,090
		48,517
Finance-Leasing Companies — 0.0%
ORIX Corp.	930	71,076

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Finance-Other Services — 0.3%
BM&F Bovespa SA	24,257	$202,858
The NASDAQ OMX Group, Inc.†	22,000	427,460
		630,318
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	8,348	142,834
Fisheries — 0.1%
Austevoll Seafood ASA	4,133	26,564
Cermaq ASA†	2,954	32,774
HQ Sustainable Maritime Industries, Inc.†	1,178	3,546
Leroy Seafood Group ASA	746	17,631
Marine Harvest ASA	82,220	71,649
Pescanova SA	699	22,346
Toyo Suisan Kaisha, Ltd.	3,000	61,847
		236,357
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.	9,000	109,751
Food-Catering — 0.1%
Compass Group PLC	14,120	117,671
Food-Confectionery — 0.2%
The Hershey Co.	9,900	471,141
Food-Meat Products — 0.0%
BRF - Brasil Foods SA	2,270	34,546
Food-Misc. — 0.9%
Associated British Foods PLC	15,391	253,624
Kerry Group PLC	7,377	260,469
MEIJI Holdings Co., Ltd.	3,100	145,939
Nestle SA	8,284	441,324
Nissin Foods Holdings Co., Ltd.	2,000	72,233
Nutreco Holding NV	199	14,555
SunOpta, Inc.†	2,388	14,543
Unilever NV CVA	18,258	545,718
Zhongpin, Inc.†	3,942	64,215
		1,812,620
Food-Retail — 0.6%
Delhaize Group SA	3,338	242,088
Koninklijke Ahold NV	33,551	452,261
Loblaw Cos., Ltd.	400	15,850
Magnit OJSC GDR	550	13,860
Metro AG	872	56,763
Safeway, Inc.	24,154	511,099
		1,291,921
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	917	45,813
Steven Madden, Ltd.†	2,072	85,077
		130,890
Gambling (Non-Hotel) — 0.1%
OPAP SA	8,019	126,810
Garden Products — 0.0%
The Toro Co.	663	37,280
Gas-Distribution — 0.1%
Centrica PLC	19,040	96,759
Toho Gas Co., Ltd.	20,000	98,946

Security Description	Shares	Value (Note 2)
Gas-Distribution (continued)
Tokyo Gas Co., Ltd.	15,000	$68,100
		263,805
Hazardous Waste Disposal — 0.0%
EnergySolutions, Inc.	1,386	6,972
Home Furnishings — 0.0%
La-Z-Boy, Inc.†	3,844	32,443
Select Comfort Corp.†	4,687	31,778
Tempur-Pedic International, Inc.†	602	18,662
		82,883
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	1,783	65,222
Human Resources — 0.0%
Emergency Medical Services Corp., Class A†	680	36,210
Randstad Holding NV†	715	32,483
		68,693
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	3,167	64,448
Import/Export — 0.4%
Marubeni Corp.	22,000	124,389
Mitsui & Co., Ltd.	41,500	617,429
		741,818
Independent Power Producers — 0.1%
NRG Energy, Inc.†	7,600	158,232
Ormat Technologies, Inc.	281	8,197
		166,429
Instruments-Controls — 0.0%
Elster Group SE†	718	9,908
Mettler-Toledo International, Inc.†	72	8,960
Watts Water Technologies, Inc., Class A	1,296	44,129
		62,997
Instruments-Scientific — 0.3%
FEI Co.†	12,486	244,351
PerkinElmer, Inc.	290	6,711
Roth & Rau AG†	257	6,131
Thermo Fisher Scientific, Inc.†	133	6,368
Waters Corp.†	6,591	466,511
		730,072
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	6,113	62,597
CNO Financial Group, Inc.†	4,459	24,703
Old Mutual PLC	45,296	98,764
Protective Life Corp.	1,339	29,137
Prudential PLC	36,915	369,105
Swiss Life Holding AG†	1,992	226,840
		811,146
Insurance-Multi-line — 0.9%
ACE, Ltd.	853	49,687
Ageas	28,190	80,703
Allianz SE	244	27,575
American Financial Group, Inc.	962	29,418
Assicurazioni Generali SpA	18,533	373,166
Assurant, Inc.	8,800	358,160

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Multi-line (continued)
AXA SA	7,727	$135,097
Hartford Financial Services Group, Inc.	9,700	222,615
ING Groep NV CVA†	12,229	126,868
Ping An Insurance Group Co. of China Ltd.	29,500	301,697
Zurich Financial Services AG	486	113,902
		1,818,888
Insurance-Property/Casualty — 0.3%
American Safety Insurance Holdings, Ltd.†	2,149	35,115
Arch Capital Group, Ltd.†	992	83,130
CNA Surety Corp.†	1,676	30,034
First Mercury Financial Corp.	1,429	14,404
QBE Insurance Group, Ltd.	1,326	22,121
Tokio Marine Holdings, Inc.	14,300	385,764
Universal Insurance Holdings, Inc.	4,059	18,225
		588,793
Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	1,439	43,573
Berkshire Hathaway, Inc., Class B†	5,600	463,008
Endurance Specialty Holdings, Ltd.	6,900	274,620
Flagstone Reinsurance Holdings SA	3,145	33,369
Maiden Holdings, Ltd.	2,856	21,734
Platinum Underwriters Holdings, Ltd.	802	34,903
RenaissanceRe Holdings, Ltd.	2,019	121,059
		992,266
Internet Content-Entertainment — 0.1%
Neowiz Games Corp.†	2,864	115,665
Internet Content-Information/News — 0.1%
HealthStream, Inc.†	3,852	20,493
Travelzoo, Inc.†	533	13,730
WebMD Health Corp.†	1,534	76,500
		110,723
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	2,201	110,446
AsiaInfo-Linkage, Inc.†	4,797	94,645
F5 Networks, Inc.†	1,915	198,796
TeleCommunication Systems, Inc., Class A†	4,448	17,392
TIBCO Software, Inc.†	8,776	155,686
		576,965
Internet Security — 0.1%
Blue Coat Systems, Inc.†	1,047	25,191
Sourcefire, Inc.†	1,642	47,355
Symantec Corp.†	3,820	57,949
Trend Micro, Inc.	1,000	29,839
VeriSign, Inc.†	1,528	48,499
Zix Corp.†	1,908	5,419
		214,252
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	1,443	34,329

Security Description	Shares	Value (Note 2)
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	1,330	$68,003
Investment Companies — 0.2%
Ares Capital Corp.	840	13,146
Blackrock Kelso Capital Corp	2,517	28,945
Harris & Harris Group, Inc.†	11,766	50,241
Kinnevik Investment AB	11,000	232,881
MCG Capital Corp.	12,348	72,112
NGP Capital Resources Co.	3,397	30,777
Resolution, Ltd.	2,348	9,037
		437,139
Investment Management/Advisor Services — 0.3%
Affiliated Managers Group, Inc.†	6,700	522,667
Calamos Asset Management, Inc., Class A	2,428	27,922
		550,589
Linen Supply & Related Items — 0.0%
UniFirst Corp.	573	25,298
Machinery-Construction & Mining — 0.2%
Bucyrus International, Inc.	94	6,519
China National Materials Co., Ltd.	202,000	168,185
International Mining Machinery Holdings, Ltd.†	15,000	14,055
Joy Global, Inc.	174	12,235
Lonking Holdings, Ltd.	145,000	145,769
United Tractors Tbk PT	33,500	76,759
		423,522
Machinery-Electrical — 0.2%
Franklin Electric Co., Inc.	574	19,034
Fuji Electric Holdings Co., Ltd.	59,000	154,779
Regal-Beloit Corp.	4,900	287,581
		461,394
Machinery-Farming — 0.0%
Alamo Group, Inc.	929	20,745
Lindsay Corp.	517	22,396
		43,141
Machinery-General Industrial — 0.3%
Alstom SA	725	36,984
Altra Holdings, Inc.†	2,960	43,601
Amada Co., Ltd.	4,000	27,408
Applied Industrial Technologies, Inc.	2,380	72,828
Doosan Heavy Industries and Construction Co., Ltd.	2,567	191,132
DXP Enterprises, Inc.†	1,483	28,147
GLV, Inc., Class A†	1,795	13,381
MAN SE	359	39,133
Organo Corp.	1,000	6,373
Roper Industries, Inc.	820	53,448
Spirax-Sarco Engineering PLC	1,921	54,319
Wabtec Corp.	1,655	79,092
		645,846
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	179	15,643
Tanfield Group PLC†	1,500	64
		15,707

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Machinery-Pumps — 0.0%
Ebara Corp.†	13,000	$57,618
The Gorman-Rupp Co.	928	25,576
		83,194
Machinery-Thermal Process — 0.0%
BHI Co., Ltd.	2,487	58,017
Raser Technologies, Inc.†	11,126	2,627
		60,644
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	5,201	30,218
Medical Imaging Systems — 0.0%
MELA Sciences, Inc.†	2,467	16,085
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	4,349	80,326
athenahealth, Inc.†	991	32,723
Cerner Corp.†	596	50,058
Computer Programs & Systems, Inc.	585	24,903
Quality Systems, Inc.	602	39,919
		227,929
Medical Instruments — 0.1%
AGA Medical Holdings, Inc.†	919	12,829
Beckman Coulter, Inc.	62	3,025
Bruker Corp.†	4,583	64,300
Genomic Health, Inc.†	218	2,912
Helicos BioSciences, Corp.†	4,842	2,329
Kensey Nash Corp.†	1,268	36,633
Techne Corp.	103	6,358
Young Innovations, Inc.	1,068	30,555
		158,941
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	3,500	274,505
Medical Products — 0.5%
Coloplast A/S	1,048	125,278
Covidien PLC	1,615	64,907
Greatbatch, Inc.†	554	12,847
Johnson & Johnson	11,287	699,343
Luminex Corp.†	235	3,760
The Cooper Cos., Inc.	961	44,417
West Pharmaceutical Services, Inc.	504	17,292
		967,844
Medical Sterilization Products — 0.0%
STERIS Corp.	1,195	39,698
Medical-Biomedical/Gene — 0.4%
AMAG Pharmaceuticals, Inc.†	926	15,936
Amylin Pharmaceuticals, Inc.†	1,005	20,954
Bio-Rad Laboratories, Inc., Class A†	67	6,064
BioInvent International AB†	862	3,670
Celera Corp.†	625	4,213
Charles River Laboratories International, Inc.†	151	5,006
Compugen, Ltd.†	851	4,000

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Cubist Pharmaceuticals, Inc.†	1,032	$24,138
Enzo Biochem, Inc.†	692	2,630
Enzon Pharmaceuticals, Inc.†	2,917	32,816
Exelixis, Inc.†	1,263	4,951
Gilead Sciences, Inc.†	16,800	598,248
Harvard Bioscience, Inc.†	1,072	4,074
Illumina, Inc.†	211	10,381
Life Technologies Corp.†	209	9,758
Martek Biosciences Corp.†	2,481	56,145
Momenta Pharmaceuticals, Inc.†	794	11,950
Nanosphere, Inc.†	947	4,763
Sequenom, Inc.†	662	4,641
Sinovac Biotech, Ltd.†	3,099	12,024
United Therapeutics Corp.†	654	36,631
		872,993
Medical-Drugs — 2.8%
Abbott Laboratories	3,700	193,288
Akorn, Inc.†	4,048	16,354
Allergan, Inc.	7,900	525,587
Astellas Pharma, Inc.	3,100	111,961
AstraZeneca PLC	12,340	626,811
Auxilium Pharmaceuticals, Inc.†	631	15,636
Cephalon, Inc.†	6,508	406,359
Endo Pharmaceuticals Holdings, Inc.†	2,728	90,679
Forest Laboratories, Inc.†	15,646	483,931
GlaxoSmithKline PLC	28,974	570,989
Hi-Tech Pharmacal Co., Inc.†	1,899	38,436
Ironwood Pharmaceuticals, Inc.†	1,274	12,969
Medicis Pharmaceutical Corp., Class A	2,474	73,354
Merck & Co., Inc.	10,476	385,621
Miraca Holdings, Inc.	1,500	53,096
Mitsubishi Tanabe Pharma Corp.	6,000	97,748
Nippon Shinyaku Co., Ltd.	4,000	55,582
Novartis AG	8,500	487,432
Pfizer, Inc.	29,923	513,778
Roche Holding AG	981	133,975
Salix Pharmaceuticals, Ltd.†	736	29,234
Sanofi-Aventis SA	11,034	735,183
Sciclone Pharmaceuticals, Inc.†	3,811	10,061
Somaxon Pharmaceuticals, Inc.†	2,599	10,110
UCB SA	1,814	62,850
Valeant Pharmaceuticals International, Inc.	3,704	92,785
Vanda Pharmaceuticals, Inc.†	2,098	14,015
Viropharma, Inc.†	3,965	59,118
		5,906,942
Medical-Generic Drugs — 0.3%
Impax Laboratories, Inc.†	1,033	20,453
Par Pharmaceutical Cos., Inc.†	3,679	106,985
Perrigo Co.	6,500	417,430
Teva Pharmaceutical Industries, Ltd. ADR	3,377	178,137
		723,005
Medical-HMO — 0.7%
Aetna, Inc.	12,105	382,639
Health Net, Inc.†	6,000	163,140

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-HMO (continued)
Healthspring, Inc.†	1,871	$48,347
Humana, Inc.†	5,600	281,344
Magellan Health Services, Inc.†	1,133	53,523
UnitedHealth Group, Inc.	16,463	578,016
		1,507,009
Medical-Hospitals — 0.0%
Health Management Associates, Inc., Class A†	7,026	53,819
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc.†	1,460	44,442
Kindred Healthcare, Inc.†	3,108	40,466
Sun Healthcare Group, Inc.†	4,212	35,676
The Ensign Group, Inc.	398	7,144
		127,728
Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp.†	1,061	18,546
Continucare Corp.†	4,526	19,009
Gentiva Health Services, Inc.†	1,789	39,090
LHC Group, Inc.†	645	14,958
Lincare Holdings, Inc.	2,178	54,646
		146,249
Medical-Wholesale Drug Distribution — 0.5%
Alapis Holding Industrial	19,521	42,047
Alfresa Holdings Corp.	2,600	110,877
AmerisourceBergen Corp.	9,500	291,270
Cardinal Health, Inc.	10,600	350,224
McKesson Corp.	766	47,324
Medipal Holdings Corp.	4,200	53,380
Suzuken Co., Ltd.	3,600	119,152
		1,014,274
Metal Processors & Fabrication — 0.1%
Johnson Matthey PLC	8,434	233,447
Timken Co.	826	31,685
		265,132
Metal Products-Distribution — 0.0%
Kloeckner & Co., SE†	1,231	27,698
Metal-Aluminum — 0.0%
Century Aluminum Co.†	1,195	15,738
Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	7,600	648,964
Metal-Diversified — 0.8%
Elementos, Ltd.†	551	117
Mitsui Mining & Smelting Co., Ltd.	57,000	163,189
Molycorp, Inc.†	362	10,241
Quest Rare Minerals, Ltd.†	1,716	7,438
Rio Tinto PLC	8,940	522,571
Rio Tinto, Ltd.	11,253	834,995
Tantalus Rare Earths AG†	43	1,466
Vedanta Resources PLC	1,670	56,797
Western Lithium USA Corp.†	3,061	3,332
		1,600,146

Security Description	Shares	Value (Note 2)
Miscellaneous Manufacturing — 0.0%
Trimas Corp.†	3,397	$50,445
MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	3,245	14,862
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	927	26,698
Multimedia — 0.6%
News Corp., Class A	41,000	535,460
The Walt Disney Co.	3,300	109,263
Time Warner, Inc.	17,886	548,206
Vivendi SA	857	23,425
WPP PLC	8,470	93,737
		1,310,091
Networking Products — 0.5%
Anixter International, Inc.	1,400	75,586
Black Box Corp.	1,231	39,466
Cisco Systems, Inc.†	28,786	630,414
Ixia†	2,562	31,769
Juniper Networks, Inc.†	3,838	116,483
Netgear, Inc.†	835	22,553
Polycom, Inc.†	2,621	71,501
		987,772
Non-Ferrous Metals — 0.1%
Cameco Corp.	489	13,560
Denison Mines Corp.†	3,000	4,898
Energy Resources of Australia, Ltd.	580	7,456
Horsehead Holding Corp†	5,166	50,988
Lithium Corp.†	3,377	861
Paladin Energy, Ltd.†	3,488	12,103
Rare Element Resources, Ltd.†	1,199	10,255
Thompson Creek Metals Co., Inc.†	1,725	18,596
Uex Corp.†	4,300	4,221
Uranium One, Inc.†	3,091	10,425
USEC, Inc.†	1,490	7,733
		141,096
Office Automation & Equipment — 0.2%
Canon, Inc.	9,200	429,253
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	3,380	19,435
Oil & Gas Drilling — 0.2%
Atwood Oceanics, Inc.†	904	27,527
Patterson-UTI Energy, Inc.	23,200	396,256
Unit Corp.†	786	29,310
		453,093
Oil Companies-Exploration & Production — 0.6%
Cairn Energy PLC†	4,902	34,930
Canadian Oil Sands Trust(3)	1,072	26,526
Cimarex Energy Co.	6,800	450,024
CNOOC, Ltd.	63,000	122,284
Connacher Oil and Gas, Ltd.†	4,742	5,530
Contango Oil & Gas Co.†	648	32,504
Gazprom OAO	19,732	102,212
Gazprom OAO ADR	3,671	76,907
Nexen, Inc.	4,192	84,337
Occidental Petroleum Corp.	1,189	93,099

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Oilsands Quest, Inc.†	4,066	$2,106
OPTI Canada, Inc.†	4,948	3,991
Petroleum Development Corp.†	3,051	84,208
Petroquest Energy, Inc.†	1,547	9,421
Rosetta Resources, Inc.†	2,034	47,779
Stone Energy Corp.†	3,647	53,720
Swift Energy Co.†	1,263	35,465
Tullow Oil PLC	2,246	44,950
Vaalco Energy, Inc.†	4,605	26,433
W&T Offshore, Inc.	2,162	22,917
		1,359,343
Oil Companies-Integrated — 2.6%
BG Group PLC	4,869	85,551
BP PLC	40,637	273,093
Chevron Corp.	8,043	651,885
ConocoPhillips	3,740	214,788
ENI SpA	27,710	597,989
Exxon Mobil Corp.	24,393	1,507,243
Murphy Oil Corp.	8,700	538,704
Petroleo Brasileiro SA ADR	9,015	326,974
Repsol YPF SA	4,690	120,808
Rosneft Oil Co. GDR†	19,211	128,137
Royal Dutch Shell PLC, Class B	14,422	420,713
Sasol, Ltd. ADR	907	40,625
Statoil ASA	26,306	548,829
Suncor Energy, Inc.	945	30,760
Total SA	1,222	62,979
		5,549,078
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	12,600	541,296
Complete Production Services, Inc.†	2,206	45,113
T-3 Energy Services, Inc.†	1,740	45,501
		631,910
Oil Refining & Marketing — 0.4%
Sunoco, Inc.	12,000	438,000
Valero Energy Corp.	28,600	500,786
		938,786
Oil-Field Services — 0.8%
Cal Dive International, Inc.†	3,249	17,772
Halliburton Co.	19,690	651,148
Helix Energy Solutions Group, Inc.†	4,535	50,520
Oceaneering International, Inc.†	7,100	382,406
Oil States International, Inc.†	636	29,606
Saipem SpA	8,413	336,960
Schlumberger, Ltd.	2,200	135,542
Stallion Oilfield Services, Ltd.†(2)	963	17,334
Technip SA	958	77,041
Tetra Technologies, Inc.†	2,307	23,531
		1,721,860
Paper & Related Products — 0.4%
Boise, Inc.†	4,622	29,997
Clearwater Paper Corp.†	725	55,158
KapStone Paper and Packaging Corp.†	3,959	48,062

Security Description	Shares	Value (Note 2)
Paper & Related Products (continued)
MeadWestvaco Corp.	10,136	$247,116
Neenah Paper, Inc.	1,314	19,973
Rayonier, Inc.	8,500	426,020
		826,326
Petrochemicals — 0.2%
Mitsui Chemicals, Inc.	130,000	350,383
Pharmacy Services — 0.2%
Medco Health Solutions, Inc.†	9,400	489,364
Photo Equipment & Supplies — 0.0%
Altek Corp.	13,282	19,726
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	2,091	40,147
Platinum — 0.0%
Anglo Platinum, Ltd.†	835	79,184
Pollution Control — 0.0%
Fuel Tech, Inc.†	2,317	14,528
Met-Pro Corp.	566	5,711
		20,239
Power Converter/Supply Equipment — 0.1%
Canadian Solar, Inc.†	800	13,040
Capstone Turbine Corp.†	22,155	17,106
China High Speed Transmission Equipment Group Co., Ltd.	34,000	73,970
China Ming Yang Wind Power Group, Ltd.†	730	10,220
Conergy AG†	7,104	5,791
E-Ton Solar Tech Co., Ltd.†	3,000	4,081
Energy Conversion Devices, Inc.†	993	4,985
Evergreen Solar, Inc.†	2,900	2,129
Gamesa Corp. Tecnologica SA†	3,465	24,256
Phoenix Solar AG	204	7,308
Powell Industries, Inc.†	711	22,126
SatCon Technology Corp.†	2,600	9,776
SMA Solar Technology AG	98	10,825
Solaria Energia y Medio Ambiente SA	1,708	3,632
Solon SE†	307	1,275
SunPower Corp., Class A†	692	9,965
Trony Solar Holdings Co., Ltd.†	14,000	8,120
Vestas Wind Systems A/S†	347	13,076
Yingli Green Energy Holding Co., Ltd. ADR†	932	12,899
		254,580
Precious Metals — 0.1%
Coeur d'Alene Mines Corp.†	1,156	23,028
Umicore	1,895	81,918
		104,946
Printing-Commercial — 0.2%
Deluxe Corp.	2,437	46,620
R.R. Donnelley & Sons Co.	20,400	345,984
		392,604
Protection/Safety — 0.0%
Landauer, Inc.	200	12,526
Publishing-Books — 0.0%
Reed Elsevier PLC	5,435	45,933
Scholastic Corp.	1,374	38,225
		84,158

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Publishing-Periodicals — 0.0%
United Business Media, Ltd.	1,738	$17,187
Real Estate Investment Trusts — 0.7%
Agree Realty Corp.	1,375	34,719
American Capital Agency Corp.	1,048	27,845
Annaly Capital Management, Inc.	25,100	441,760
Anworth Mortgage Asset Corp.	3,661	26,103
Ashford Hospitality Trust, Inc.†	5,837	52,825
CBL & Associates Properties, Inc.	3,528	46,076
CommonWealth REIT	5,820	148,992
Dexus Property Group	22,625	18,697
First Industrial Realty Trust, Inc.†	2,393	12,133
Glimcher Realty Trust	4,933	30,338
Host Hotels & Resorts, Inc.	13,100	189,688
Japan Retail Fund Investment Corp.	29	40,818
Lexington Realty Trust	5,127	36,709
Liberty Property Trust	4,829	154,045
LTC Properties, Inc.	1,955	49,892
National Health Investors, Inc.	2,057	90,631
Omega Healthcare Investors, Inc.	1,468	32,957
PS Business Parks, Inc.	917	51,875
Saul Centers, Inc.	711	29,826
Universal Health Realty Income Trust	459	15,794
Urstadt Biddle Properties, Inc., Class A	1,454	26,288
		1,558,011
Real Estate Management/Services — 0.1%
Daito Trust Construction Co., Ltd.	1,300	77,707
E-House China Holdings, Ltd. ADR	4,200	79,254
		156,961
Real Estate Operations & Development — 0.5%
Brookfield Properties Corp.	2,717	42,436
Cheung Kong Holdings, Ltd.	6,000	90,864
China Resources Land, Ltd.	26,000	52,879
Hang Lung Group, Ltd.	10,000	65,280
Huaku Development Co., Ltd.	44,000	121,825
JHSF Participacoes SA	57,720	105,752
LSR Group OJSC GDR†	14,498	123,233
PDG Realty SA Empreendimentos e Participacoes	15,506	184,661
Renhe Commercial Holdings Co., Ltd.	82,000	15,325
Rossi Residencial SA	12,687	121,471
Soho China, Ltd.	34,000	24,233
Wheelock & Co., Ltd.	8,000	26,653
		974,612
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	8,931	104,046
Research & Development — 0.0%
Silex Systems, Ltd.†	1,577	7,713
Retail-Apparel/Shoe — 1.0%
Aeropostale, Inc.†	2,223	51,685
AnnTaylor Stores Corp.†	2,807	56,814
Dress Barn, Inc.†	1,457	34,604
DSW, Inc., Class A†	2,225	63,857
Foot Locker, Inc.	14,500	210,685

Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe (continued)
Genesco, Inc.†	1,264	$37,768
Gymboree Corp.†	826	34,312
Inditex SA	2,075	164,831
JOS. A. Bank Clothiers, Inc.†	710	30,253
Kenneth Cole Productions, Inc., Class A†	1,245	20,754
Limited Brands, Inc.	12,400	332,072
Next PLC	16,586	577,377
Phillips-Van Heusen Corp.	511	30,742
Ross Stores, Inc.	5,800	316,796
Talbots, Inc.†	5,196	68,068
The Children's Place Retail Stores, Inc.†	503	24,531
		2,055,149
Retail-Appliances — 0.0%
Hhgregg, Inc.†	1,424	35,258
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	4,800	281,664
Retail-Automobile — 0.0%
Sonic Automotive, Inc., Class A†	4,959	48,747
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	11,100	218,781
Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	12,400	506,292
GOME Electrical Appliances Holdings, Ltd.†	49,000	14,841
JB Hi-Fi, Ltd.	1,614	32,230
RadioShack Corp.	861	18,365
		571,728
Retail-Discount — 0.9%
Big Lots, Inc.†	1,943	64,605
Costco Wholesale Corp.	10,500	677,145
HSN, Inc.†	1,075	32,142
Wal-Mart Stores, Inc.	20,225	1,082,442
		1,856,334
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	869	38,714
Retail-Gardening Products — 0.0%
Tractor Supply Co.	775	30,736
Retail-Home Furnishings — 0.1%
JD Group, Ltd.	17,337	118,743
Kirkland's, Inc.†	1,209	16,757
		135,500
Retail-Hypermarkets — 0.0%
Grupo Comercial Chedraui SA de CV†	29,980	86,241
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	7,500	237,750
Retail-Major Department Stores — 0.5%
Hyundai Department Store Co., Ltd.	1,196	144,747
Myer Holdings, Ltd.	3,129	11,371
PPR	591	95,675
Sears Holdings Corp.†	3,200	230,848
TJX Cos., Inc.	10,600	473,078
		955,719

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Misc./Diversified — 0.2%
AerCap Holdings NV†(1)	11,609	$137,334
Wesfarmers, Ltd.	8,860	281,658
		418,992
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	4,065	53,211
Retail-Pawn Shops — 0.0%
Cash America International, Inc.	720	25,200
EzCorp, Inc., Class A†	2,970	59,519
		84,719
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	814	21,172
Retail-Regional Department Stores — 0.0%
PCD Stores, Ltd.	200,000	63,154
Stage Stores, Inc.	2,135	27,755
		90,909
Retail-Restaurants — 0.3%
AFC Enterprises, Inc.†	7,044	87,346
CEC Entertainment, Inc.†	808	27,739
DineEquity, Inc.†	739	33,240
Domino's Pizza, Inc.†	8,587	113,520
McDonald's Corp.	2,669	198,867
Papa John's International, Inc.†	2,008	52,971
Ruth's Hospitality Group, Inc.†	3,229	12,948
		526,631
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	4,579	74,683
Emeritus Corp.†	2,877	49,082
		123,765
Rubber & Vinyl — 0.1%
TSRC Corp.	70,000	107,997
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	5,699	108,737
Iridium Communications, Inc.†	6,106	52,145
Loral Space & Communications, Inc.†	749	39,098
		199,980
Savings & Loans/Thrifts — 0.2%
Flushing Financial Corp.	3,174	36,691
Hudson City Bancorp, Inc.	34,800	426,648
		463,339
Schools — 0.1%
Career Education Corp.†	2,375	50,991
ITT Educational Services, Inc.†	758	53,265
Lincoln Educational Services Corp.†	3,623	52,207
		156,463
Sector Fund-Technology — 0.0%
Uranium Participation Corp.†	996	6,302
Security Services — 0.0%
Secom Co., Ltd.	500	22,580
Seismic Data Collection — 0.1%
Cie Generale de Geophysique-Veritas†	10,416	228,614

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	17,300	$542,874
Cypress Semiconductor Corp.†	25,854	325,243
Macronix International	130,000	80,934
Taiwan Semiconductor Manufacturing Co., Ltd.	58,039	115,181
		1,064,232
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	50,400	588,672
Entegris, Inc.†	6,035	28,184
Jusung Engineering Co., Ltd.†	5,876	110,795
Teradyne, Inc.†	15,000	167,100
Ultratech, Inc.†	1,261	21,563
		916,314
Shipbuilding — 0.1%
Samsung Heavy Industries Co., Ltd.	3,200	84,613
SembCorp Marine, Ltd.	49,000	146,430
		231,043
Silver Mining — 0.0%
Hecla Mining Co.†	3,214	20,312
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	3,991	219,494
Software Tools — 0.3%
VMware, Inc. Class A†	7,104	603,414
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	4,691	14,167
Northwest Pipe Co.†	553	9,677
Vallourec SA	865	85,929
Valmont Industries, Inc.	514	37,214
		146,987
Steel-Producers — 0.4%
ArcelorMittal	5,407	178,086
JFE Holdings, Inc.	2,600	79,514
Mechel ADR	2,834	70,566
OneSteel, Ltd.	54,152	153,358
Reliance Steel & Aluminum Co.	728	30,234
Voestalpine AG	7,593	279,688
		791,446
Sugar — 0.0%
Cosan, Ltd., Class A	2,291	26,553
Telecom Services — 0.4%
Amdocs, Ltd.†	7,115	203,916
BCE, Inc.	1,897	61,728
Knology, Inc.†	1,644	22,079
NeuStar, Inc., Class A†	1,875	46,612
Tele2 AB, Class B	7,308	153,417
Telekomunikasi Indonesia Tbk PT	156,500	161,322
Telenet Group Holding NV†	1,121	37,609
USA Mobility, Inc.	1,961	31,435
Vonage Holdings Corp.†	5,950	15,172
		733,290
Telecommunication Equipment — 0.3%
ADTRAN, Inc.	2,018	71,236
Applied Signal Technology, Inc.	628	15,625
Arris Group, Inc.†	2,569	25,099

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telecommunication Equipment (continued)
Harris Corp.	11,828	$523,862
Plantronics, Inc.	1,649	55,703
		691,525
Telephone-Integrated — 1.1%
AT&T, Inc.	23,988	686,057
Atlantic Tele-Network, Inc.	1,182	58,202
BT Group PLC	171,410	376,975
France Telecom SA	12,314	266,075
Koninklijke KPN NV	1,758	27,189
Nippon Telegraph and Telephone Corp.	15,400	672,412
Verizon Communications, Inc.	7,551	246,087
		2,332,997
Television — 0.3%
Mediaset SpA	69,430	492,183
Metropole Television SA	2,932	68,949
Sinclair Broadcast Group, Inc., Class A†	3,265	22,920
		584,052
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,139	24,887
Theaters — 0.0%
Cinemark Holdings, Inc.	1,264	20,350
National CineMedia, Inc.	1,059	18,956
		39,306
Therapeutics — 0.0%
BioMarin Pharmaceutical, Inc.†	927	20,719
Questcor Pharmaceuticals, Inc.†	3,024	29,998
		50,717
Tobacco — 0.6%
Alliance One International, Inc.†	6,879	28,548
Imperial Tobacco Group PLC	3,199	95,330
Japan Tobacco, Inc.	98	326,236
Lorillard, Inc.	6,700	538,077
Philip Morris International, Inc.	5,588	313,040
		1,301,231
Transactional Software — 0.1%
ArcSight ,Inc.†	1,706	74,313
Longtop Financial Technologies, Ltd. ADR†	2,672	105,143
Synchronoss Technologies, Inc.†	1,846	32,877
VeriFone Systems, Inc.†	1,293	40,174
		252,507
Transport-Equipment & Leasing — 0.0%
TAL International Group, Inc.	1,652	40,011
Transport-Marine — 0.1%
CAI International, Inc.†	3,947	59,876
Tidewater, Inc.	1,115	49,963
		109,839
Transport-Rail — 0.2%
Central Japan Railway Co.	42	308,912

Security Description	Shares	Value (Note 2)
Transport-Services — 0.1%
ComfortDelgro Corp., Ltd.	27,000	$31,207
Deutsche Post AG	2,075	37,636
HUB Group, Inc., Class A†	1,685	49,303
TNT NV	4,067	109,279
		227,425
Travel Services — 0.0%
TUI Travel PLC	16,458	55,431
Venture Capital — 0.0%
3i Group PLC	18,653	83,950
Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.	476	28,727
Schiff Nutrition International, Inc.	1,550	12,710
USANA Health Sciences, Inc.†	347	14,005
		55,442
Water — 0.1%
American States Water Co.	513	18,355
Aqua America, Inc.	1,441	29,396
California Water Service Group	466	17,219
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,016	46,238
Consolidated Water Co., Ltd.	573	5,432
PICO Holdings, Inc.†	1,236	36,907
Severn Trent PLC	1,860	38,306
SJW Corp.	577	14,212
Veolia Environnement	1,838	48,409
		254,474
Water Treatment Systems — 0.2%
Bio-Treat Technology, Ltd.†	86,000	5,232
Energy Recovery, Inc.†	2,765	9,926
Hyflux, Ltd.	8,000	18,919
Kurita Water Industries, Ltd.	900	24,980
Nalco Holding Co.	10,178	256,587
Sound Global, Ltd.†	9,000	5,885
		321,529
Web Portals/ISP — 0.4%
EarthLink, Inc.	2,177	19,789
Google, Inc., Class A†	1,222	642,515
InfoSpace, Inc.†	4,439	38,442
Sohu.com, Inc.†	751	43,273
		744,019
Wire & Cable Products — 0.0%
Fushi Copperweld, Inc.†	1,663	14,451
Insteel Industries, Inc.	1,556	13,973
LS Corp.	244	25,037
Prysmian SpA	1,346	24,588
		78,049
Wireless Equipment — 0.4%
American Tower Corp., Class A†	11,800	604,868
Aruba Networks, Inc.†	3,253	69,419
QUALCOMM, Inc.	3,193	144,068
		818,355
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	2,317	24,328
Total Common Stock (cost $123,913,182)		134,021,075

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares/ Principal Amount(23)	Value (Note 2)
CONVERTIBLE PREFERRED STOCK — 0.0%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	$26
Oil Companies-Exploration & Production — 0.0%
Apache Corp. 6.00%	536	31,088
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust 5.75%	995	18,706
Total Convertible Preferred Stock (cost $69,452)		49,820
PREFERRED STOCK — 0.6%
Auto-Cars/Light Trucks — 0.0%
Porsche Automobil Holding SE	602	29,811
Volkswagen AG	168	20,276
		50,087
Banks-Commercial — 0.2%
Banco Bradesco SA ADR	22,605	460,690
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*(1)	63	56,710
Diversified Minerals — 0.2%
Vale SA ADR	10,692	296,703
Medical-Biomedical/Gene — 0.0%
Biotest AG	807	37,295
Oil Companies-Integrated — 0.2%
Petroleo Brasileiro SA ADR	9,776	320,848
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA	1,425	76,539
Total Preferred Stock (cost $1,112,260)		1,298,872
ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.09% due 11/10/42*(7)(8)(13)	$4,313,802	6,753
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(7)	310,000	324,296
Banc of America Commercial Mtg., Inc., Series 2007-2, Class A2 5.63% due 04/10/49(7)(8)	29,000	30,117
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.20% due 11/10/41*(7)(8)(13)	1,094,269	15,221
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	20,654	20,694
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 0.56% due 04/25/35*(1)(7)(9)	19,222	15,313
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 2.15% due 11/25/35*(1)(7)(10)(13)	338,494	16,112
Bayview Financial Acquisition Trust, Series 2004-D, Class A 0.84% due 08/28/44(9)	19,251	17,663

Security Description	Principal Amount(23)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 0.71% due 09/25/35(9)	$12,744	$12,039
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class X1 0.06% due 12/11/40*(7)(8)(13)	6,091,481	13,796
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(7)(8)	32,000	34,088
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(7)(8)	32,000	35,170
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class XC 0.13% due 12/11/49*(7)(8)(13)	1,511,748	13,143
CNL Funding, Series 1999-1, Class A2 7.65% due 06/18/14*(1)(7)	70,643	66,092
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(1)(7)(8)	688,000	727,132
Commercial Mtg. Pass Through Certs., Series 2005-C6, Class XC 0.06% due 06/10/44*(7)(8)(13)	3,437,913	20,448
Commercial Mtg. Pass Through Certs., Series 2006-C8, Class XS 0.14% due 12/10/46*(7)(8)(13)	2,989,237	37,166
Commercial Mtg. Pass Through Certs., Series 2005-LP5, Class XC 0.19% due 05/10/43*(7)(8)(13)	1,232,682	11,658
Commercial Mtg. Pass Through Certs., Series 2004-LB3A, Class A5 5.47% due 07/10/37(7)(8)	52,000	56,664
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 2.31% due 12/01/33(9)	118,000	97,171
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/31	194,232	198,289
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/01/33(8)	4,000	3,739
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	18,992	16,217
Countrywide Asset-Backed Certs., Series 2004-6, Class 2A5 0.65% due 11/25/34(9)	2,902	2,586
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-R2, Class AS 5.53% due 07/25/36*(1)(8)(12)(13)	65,094	6,370
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(1)(12)	33,261	30,129

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AX 0.09% due 02/15/40*(7)(8)(13)	$861,693	$7,055
Credit Suisse Mtg. Capital Certs., Series 2006-C5, Class AX 0.14% due 12/15/39(7)(8)(13)	1,372,725	22,843
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class AX 0.17% due 09/15/39*(7)(8)(13)	491,365	6,780
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AAB 5.34% due 02/15/40(7)	32,000	33,273
Credit Suisse Mtg. Capital Certs., Series 2007-C2, Class A2 5.45% due 01/15/49(7)(8)	181,000	186,010
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.72% due 12/18/35*(7)(8)(13)	501,818	40
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 0.96% due 11/15/19*(7)(9)	50,000	47,923
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 1.16% due 09/15/20*(1)(7)(9)(10)	11,495	10,345
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 1.21% due 11/15/19*(1)(7)(9)	50,000	46,408
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 1.73% due 05/15/38*(7)(8)(13)	977,567	36,365
CS First Boston Mtg. Securities Corp., Series 1998-C2, Class F 6.75% due 11/15/30*(1)(7)(8)	44,000	47,653
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.07% due 07/10/45*(7)(8)(13)	8,621,013	40,452
GE Capital Commercial Mtg. Corp., Series 2007-C1, Class A2 5.42% due 12/10/49(7)	164,000	169,784
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.09% due 11/10/45*(7)(8)(13)	10,043,031	54,970
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1, Class X1 0.37% due 05/10/43*(1)(7)(8)(13)	2,068,396	27,419
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.27% due 07/15/29(7)(8)(13)	359,117	15,048
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25	3,906	3,943
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	6,652	6,727
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29(8)	27,000	23,912

Security Description	Principal Amount(23)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	$4,017	$4,108
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29(8)	29,531	31,622
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/31(8)	130,389	116,133
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31(8)	34,383	35,494
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.12% due 04/10/37*(7)(8)(13)	5,269,527	14,092
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.31% due 08/10/42(7)	155,987	158,882
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(7)	26,000	26,753
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(7)	26,000	28,225
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.67% due 10/10/28*(7)(8)(13)	498,688	276
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.85% due 01/10/40*(7)(8)(13)	981,180	15,429
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(1)(12)	22,490	20,397
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(1)(12)	25,509	23,008
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(1)(12)	20,237	18,317
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(1)(12)	34,264	30,931
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(1)(12)	9,825	9,537
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 3.11% due 09/10/22*(1)(7)(9)(10)	72,000	61,200
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.15% due 09/12/37*(7)(8)(13)	2,090,754	18,003
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.45% due 05/15/47(7)(8)(13)	1,229,011	25,760

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(7)(8)	$32,000	$34,570
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A2 5.29% due 05/15/45(7)	222,211	233,493
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A3B 5.45% due 05/15/45(7)	63,000	66,872
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB17, Class A3 5.45% due 12/12/43(7)	56,000	58,777
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A3B 5.58% due 05/12/45(7)	171,000	181,195
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A2 5.86% due 04/15/45(7)(8)	39,004	39,691
JP Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(1)(7)	21,688	20,820
JP Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(7)	21,784	22,906
LB Commercial Conduit Mtg. Trust, Series 2007-C3, Class A2 5.84% due 07/15/44(7)(8)	164,000	172,793
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.09% due 02/15/41*(7)(8)(13)	4,771,868	48,951
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.14% due 11/15/40*(7)(8)(13)	4,586,142	32,452
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.19% due 09/15/40*(7)(8)(13)	2,407,084	31,957
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.22% due 04/15/40*(7)(8)(13)	4,055,393	32,180
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.30% due 07/15/40*(7)(8)(13)	1,322,886	24,554
LB-UBS Commercial Mtg. Trust, Series 2003-C5, Class XCL 0.76% due 04/15/37*(7)(8)(13)	82,812	1,462
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(7)	22,000	23,370
LB-UBS Commercial Mtg. Trust, Series 2007-C7, Class A2 5.59% due 09/15/45(7)	88,000	92,049

Security Description	Principal Amount(23)	Value (Note 2)
Diversified Financial Services (continued)
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 0.96% due 12/20/24*(1)(9)(14)	$3,906	$3,867
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(1)(12)	29,887	27,067
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(1)(12)	32,860	28,696
Merit Securities Corp., Series 11-PA, Class 3A1 0.88% due 04/28/27*(1)(9)(12)	55,936	45,275
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35(8)	2,355	28
Merrill Lynch Mtg. Trust, Series 2005-LC1, Class X 0.10% due 01/12/44*(7)(8)(13)	1,040,353	5,032
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.18% due 06/12/43*(7)(8)(13)	1,877,362	23,536
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(7)	29,504	29,485
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(7)(8)	86,000	91,564
Merrill Lynch Mtg. Trust, Series 2007-C1, Class A2 5.72% due 06/12/50(7)(8)	69,000	72,138
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series 2006-4, Class XC 0.18% due 12/12/49*(7)(8)(13)	2,702,137	31,062
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series 2006-4, Class A2FL 0.38% due 12/12/49(7)(9)	49,000	46,196
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series 2007-7, Class ASB 5.75% due 06/12/50(7)(8)	31,000	33,164
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.30% due 05/15/44*(1)(7)(8)(10)(13)	162,490	12,999
Mezz Capital Commercial Mtg. Trust, Series 2006-C4, Class X 5.51% due 07/15/45*(1)(7)(8)(10)(13)	238,576	23,858
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	7,732	7,473
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A 4.88% due 08/13/42(7)	122,916	125,563
Morgan Stanley Capital I, Series 2007-IQ15, Class A2 5.84% due 06/11/49(7)(8)	132,000	139,325
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(7)(8)	16,093	16,341

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 11/25/33(8)	$22,743	$22,801
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 7.46% due 02/25/35*(1)(8)(12)	33,184	32,817
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	73,122	70,512
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31(10)	56,438	48,255
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22(8)	33,330	22,217
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	19,784	19,972
Structured Asset Securities Corp., Series 2004-NP2, Class A 0.61% due 06/25/34*(1)(9)(12)	31,167	24,177
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.13% due 04/15/42*(7)(8)(13)	4,774,751	41,193
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A2 5.62% due 07/15/45(7)	147,441	151,364
Wachovia Bank Commercial Mtg. Trust, Series 2007-C32, Class A2 5.74% due 06/15/49(7)(8)	137,000	142,598
WaMu Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36*(1)(7)(8)(10)	65,000	45,237
Total Asset Backed Securities (cost $6,354,963)		5,755,087
CONVERTIBLE BONDS & NOTES — 0.1%
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 3.00% due 08/15/24	30,000	34,237
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	13,000	19,403
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 3.00% due 06/01/15*	20,000	19,577
Electronic Components-Semiconductors — 0.0%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15	24,000	23,610
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP Company Guar. Notes 5.50% due 04/15/29*	20,000	30,700

Security Description	Principal Amount(23)	Value (Note 2)
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/14	$10,000	$11,313
Wire & Cable Products — 0.0%
General Cable Corp. Sub. Notes 4.50% due 11/15/29(5)	28,000	28,105
Total Convertible Bonds & Notes (cost $154,064)		166,945
U.S. CORPORATE BONDS & NOTES — 10.7%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/20	20,000	20,562
Omnicom Group, Inc. Senior Notes 5.90% due 04/15/16	15,000	17,296
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	10,000	11,675
		49,533
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/18	10,000	10,500
Advertising Services — 0.0%
Vertis, Inc. Company Guar. Notes 13.50% due 04/01/14(15)(24)	37,902	11,750
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/17	40,000	42,400
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 6.88% due 09/15/20	10,000	10,163
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	30,000	30,600
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	75,000	75,843
United Technologies Corp. Senior Notes 5.70% due 04/15/40	5,000	5,728
United Technologies Corp. Senior Notes 6.13% due 07/15/38	25,000	30,191
		152,525
Agricultural Chemicals — 0.0%
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	45,000	48,791

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	$10,000	$10,475
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	15,488
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 09/15/17	22,283	22,784
Continental Airlines, Inc. Pass Through Certs. Series 1997-4, Class A 6.90% due 07/02/19	5,666	5,949
Delta Air Lines, Inc. Pass Through Certs. Series 2010-1A 6.20% due 07/02/18	5,000	5,275
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1, Class G 7.15% due 04/01/21	25,734	25,220
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 07/02/22	13,033	13,033
		98,224
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.12% due 12/15/14(9)	90,000	86,625
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	50,000	52,875
		139,500
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	90,000	93,974
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	5,000	5,719
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/15*	50,000	53,168
		152,861
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	50,000	53,375
Auto/Truck Parts & Equipment-Original — 0.2%
American Axle & Manufacturing, Inc. Company Guar. Notes 5.25% due 02/11/14	75,000	70,969

Security Description	Principal Amount(23)		Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Dana Corp. Escrow Notes 5.85% due 01/15/15†(1)(2)(14)		$45,000	$0
Lear Corp. Company Guar. Notes 7.88% due 03/15/18		10,000	10,600
Lear Corp. Company Guar. Notes 8.13% due 03/15/20		60,000	64,125
Tenneco, Inc. Senior Notes 7.75% due 08/15/18*		15,000	15,375
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15		20,000	20,925
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14		25,000	25,625
TRW Automotive, Inc. Company Guar. Notes 6.38% due 05/15/14*(1)	EUR	80,000	110,150
Visteon Corp. Senior Notes 7.00% due 03/10/14†(4)(25)		15,000	15,300
			333,069
Auto/Truck Parts & Equipment-Replacement — 0.1%
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*		10,000	11,125
Allison Transmission, Inc. Company Guar. Notes 11.00% due 11/01/15*		35,000	37,975
Allison Transmission, Inc. Company Guar. Notes 11.25% due 11/01/15*(16)		52,100	56,528
			105,628
Banks-Commercial — 0.2%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13		35,000	35,175
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14		20,000	19,950
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15		50,000	49,625
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16		85,000	83,725
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17		145,000	141,919
Wachovia Capital Trust V Ltd. Guar. Notes 7.97% due 06/01/27*(1)		100,000	101,901
			432,295
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Ltd. Guar. Notes 1.29% due 06/01/77(9)		105,000	75,727

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Money Center — 0.0%
BankAmerica Capital III Ltd. Guar. Notes 1.10% due 01/15/27(9)	$35,000	$24,752
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*(1)	20,000	20,600
Banks-Super Regional — 0.1%
Bank of America Corp. Bank Guar. Notes 1.29% due 12/18/28(9)	45,000	32,456
Wachovia Corp. Senior Notes 5.50% due 05/01/13	95,000	104,424
Wachovia Corp. Senior Notes 5.75% due 06/15/17	50,000	57,079
Wells Fargo Capital XV Ltd. Guar. Notes 9.75% due 09/26/13(6)(9)	25,000	27,531
		221,490
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	45,000	47,869
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	59,537
		107,406
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	54,000	70,050
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*	61,000	87,351
		157,401
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	30,000	23,400
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 12/15/17	115,000	122,762
XM Satellite Radio Holdings, Inc. Company Guar. Notes 13.00% due 08/01/14*	90,000	103,500
		249,662
Building & Construction Products-Misc. — 0.2%
Associated Materials LLC/ Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16	35,000	42,350
Builders FirstSource, Inc. Sec. Notes 13.00% due 02/15/16*(1)(9)	24,000	23,160

Security Description	Principal Amount(23)	Value (Note 2)
Building & Construction Products-Misc. (continued)
Building Materials Corp. of America Senior Notes 6.88% due 08/15/18*(1)	$15,000	$14,737
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/20*(1)	15,000	15,375
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/20*	30,000	30,150
Nortek, Inc. Senior Sec. Notes 11.00% due 12/01/13	70,044	74,422
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	110,000	130,119
		330,313
Building Products-Air & Heating — 0.1%
Goodman Global Group, Inc. Senior Disc. Notes zero coupon due 12/15/14	100,000	64,000
Goodman Global, Inc. Company Guar. Notes 13.50% due 02/15/16	25,000	27,437
		91,437
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/18	20,000	18,700
DR Horton, Inc. Company Guar. Notes 7.88% due 08/15/11	10,000	10,425
Lennar Corp. Company Guar. Notes 6.95% due 06/01/18	50,000	46,375
M/I Homes, Inc. Company Guar. Notes 6.88% due 04/01/12	65,000	64,838
Meritage Homes Corp. Company Guar. Notes 6.25% due 03/15/15	10,000	9,825
Meritage Homes Corp. Company Guar. Notes 7.15% due 04/15/20	5,000	4,725
Standard Pacific Corp. Company Guar. Notes 6.25% due 04/01/14	15,000	14,456
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	10,000	9,575
Standard Pacific Corp. Company Guar. Notes 10.75% due 09/15/16	45,000	49,050
		227,969
Cable/Satellite TV — 0.4%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/18	20,000	21,150
Cablevision Systems Corp. Senior Notes 8.00% due 12/31/20	10,000	10,763

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/17	$65,000	$71,500
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	133,576	158,621
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18*	15,000	15,562
Cequel Communications Holdings I LLC/ Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*(1)	60,000	63,300
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	51,714
Comcast Corp. Company Guar. Bonds 6.55% due 07/01/39	25,000	28,301
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	11,726
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	14,000	14,648
DIRECTV Holdings LLC Company Guar. Notes 6.35% due 03/15/40	20,000	21,639
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	56,749
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	5,000	5,575
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	45,000	48,431
Echostar DBS Corp. Company Guar. Notes 6.38% due 10/01/11	10,000	10,350
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	15,675
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	31,837
Mediacom LLC/Mediacom Capital Corp. Notes 9.13% due 08/15/19	35,000	36,225
TCI Communications, Inc. Senior Notes 7.88% due 02/15/26	5,000	6,195
Tele-Communications, Inc. Company Guar. Debentures 9.80% due 02/01/12	10,000	11,103

Security Description	Principal Amount(23)	Value (Note 2)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	$5,000	$5,963
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	11,540
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	24,567
Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000	29,466
		762,600
Casino Hotels — 0.2%
Ameristar Casinos, Inc. Company Guar. Notes 9.25% due 06/01/14	40,000	42,700
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	170,000	186,150
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	15,000	12,562
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20*	10,000	10,525
MGM Mirage, Inc. Senior Sec. Notes 10.38% due 05/15/14	5,000	5,563
MTR Gaming Group, Inc. Senior Sec. Notes 12.63% due 07/15/14	45,000	45,675
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/20*	20,000	21,100
		324,275
Casino Services — 0.0%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	35,000	34,125
Cellular Telecom — 0.2%
Cellco Partnership/ Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	57,000	64,459
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	95,000	98,325
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000	5,400
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	50,000	51,500
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	75,000	78,562

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16	$70,000	$79,625
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	80,000	86,800
		464,671
Chemicals-Diversified — 0.3%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18*	15,000	15,338
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	105,000	114,712
Lyondell Chemical Co. Senior Sec. Notes 11.00% due 05/01/18	100,000	110,625
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	35,000	35,875
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	45,000	50,512
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	20,000	21,375
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	35,000	38,062
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	35,000	39,028
The Dow Chemical Co. Senior Notes 7.60% due 05/15/14	37,000	43,218
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	75,000	94,702
		563,447
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Sec. Notes 9.75% due 11/15/14	25,000	26,000
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	10,000	9,800
		35,800
Chemicals-Specialty — 0.1%
Chemtura Corp. Company Guar. Notes 7.88% due 09/01/18*	10,000	10,450
Ferro Corp. Senior Notes 7.88% due 08/15/18	25,000	25,937
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	25,000	25,938

Security Description	Principal Amount(23)	Value (Note 2)
Chemicals-Specialty (continued)
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20	$20,000	$20,700
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	15,000	15,525
Vertellus Specialties, Inc. Senior Sec. Notes 9.38% due 10/01/15*(1)	20,000	20,750
		119,300
Coal — 0.2%
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/20	35,000	36,969
Arch Western Finance LLC Company Guar. Notes 6.75% due 07/01/13	43,000	43,484
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	40,000	43,300
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	70,000	76,475
International Coal Group, Inc. Senior Sec. Notes 9.13% due 04/01/18	35,000	37,100
Massey Energy Co. Company Guar. Notes 6.88% due 12/15/13	80,000	82,000
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	15,000	15,225
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	25,000	26,906
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	95,000	103,550
		465,009
Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	40,000	36,900
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/15(16)	50,000	47,375
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	85,425
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/13	20,000	21,125
PHH Corp. Senior Notes 9.25% due 03/01/16*	20,000	20,800
		211,625

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance — 0.1%
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18*	$35,000	$37,450
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	73,000	78,657
		116,107
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*(1)	30,000	32,250
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	76,000	77,615
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	35,785
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	75,000	89,250
		234,900
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,802
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18	5,000	5,200
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/20	30,000	31,500
		36,700
Consumer Products-Misc. — 0.2%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/18	40,000	40,800
Fortune Brands, Inc. Senior Notes 3.00% due 06/01/12	50,000	50,921
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	95,000	98,325
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18	25,000	25,875
Spectrum Brands, Inc. Senior Sec. Notes 9.50% due 06/15/18*(1)	20,000	21,450
Spectrum Brands, Inc. Company Guar. Notes 12.00% due 08/28/19(16)	18,781	20,894
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	60,000	61,950
		320,215

Security Description	Principal Amount(23)	Value (Note 2)
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	$20,000	$21,050
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 8.88% due 09/15/14	80,000	77,800
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	15,000	14,100
Graham Packaging Co LP/ GPC Capital Corp. I Company Guar. Notes 8.25% due 10/01/18*	5,000	5,081
Graphic Packaging International, Inc. Company Guar. Notes 7.88% due 10/01/18	10,000	10,250
Jefferson Smurfit Corp. Escrow Notes 8.25% due 10/01/12†(1)(2)	15,000	0
Sealed Air Corp. Senior Notes 5.63% due 07/15/13*	14,000	14,943
Sealed Air Corp. Senior Notes 7.88% due 06/15/17	15,000	16,251
Smurfit-Stone Container Enterprises, Inc. Escrow Notes 8.38% due 07/01/12†(1)(2)	10,000	0
		138,425
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Company Guar. Notes 7.75% due 01/15/14	60,000	60,375
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	70,000	73,500
		133,875
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	20,000	21,350
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20*	20,000	21,550
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(15)	221,656	179,264
		222,164
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 03/15/13	43,000	43,699
DaVita, Inc. Company Guar. Notes 7.25% due 03/15/15	10,000	10,381
		54,080

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Direct Marketing — 0.0%
Affinion Group Holdings, Inc. Company Guar. Notes 11.63% due 11/15/15*(1)	$35,000	$34,493
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	42,250
		76,743
Diversified Banking Institutions — 0.3%
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20*	15,000	15,975
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	31,159
Citigroup, Inc. Senior Notes 5.25% due 02/27/12	30,000	31,511
Citigroup, Inc. Sub. Notes 5.63% due 08/27/12	5,000	5,285
Citigroup, Inc. Sub. Notes 6.63% due 06/15/32	54,000	55,805
GMAC LLC Company Guar. Notes 2.50% due 12/01/14(9)	6,000	5,364
GMAC LLC Company Guar. Notes 6.75% due 12/01/14	99,000	103,146
GMAC LLC Senior Notes 6.75% due 12/01/14	82,000	84,612
GMAC LLC Company Guar. Notes 6.88% due 08/28/12	34,000	35,487
GMAC, Inc. Company Guar. Notes 8.00% due 03/15/20*	20,000	21,850
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	20,000	21,800
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	25,000	25,986
Diversified Banking Institutions — 0.3%
JP Morgan Chase Capital XVIII Ltd. Guar. Bonds 6.95% due 08/17/36	37,000	37,950
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.38% due 05/15/77(9)	138,000	99,340
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000	28,971
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	27,730

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	$45,000	$53,539
		685,510
Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 0.60% due 11/01/12(9)	20,000	19,729
General Electric Capital Corp. Senior Notes 0.60% due 05/11/16(9)	45,000	41,439
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	140,000	160,775
		221,943
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I Sub. Notes 6.38% due 11/15/67(9)	90,000	89,550
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000	18,202
		107,752
Diversified Operations — 0.0%
AMH Holdings, Inc. Senior Disc. Notes 11.25% due 03/01/14(11)	20,000	20,900
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	40,000	40,100
Leucadia National Corp. Senior Notes 8.13% due 09/15/15	15,000	16,125
		77,125
Diversified Operations/Commercial Services — 0.0%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	35,000	36,400
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	35,000	35,394
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	50,000	54,375
		89,769
Electric-Distribution — 0.0%
Aquila, Inc. Senior Notes 11.88% due 07/01/12	45,000	51,784
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	110,000	118,800
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	19,622	20,974

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
Edison Mission Energy Senior Notes 7.20% due 05/15/19	$40,000	$28,300
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	9,325
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	11,737
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	12,000	12,180
		201,316
Electric-Integrated — 0.5%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	10,870
Ameren Illinois Co. Senior Sec. Notes 9.75% due 11/15/18	15,000	20,098
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	21,124
CMS Energy Corp. Senior Notes 1.25% due 01/15/13(9)	25,000	23,750
CMS Energy Corp. Senior Notes 8.50% due 04/15/11	56,000	57,776
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	10,000	11,698
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	27,783
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	29,588
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(9)	105,000	99,225
Edison International Senior Notes 3.75% due 09/15/17	25,000	25,633
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/19	19,000	18,382
Energy Future Holdings Corp. Senior Sec. Notes 10.00% due 01/15/20*	15,000	14,891
Energy Future Holdings Corp. Company Guar. Notes 11.25% due 11/01/17(16)	8,100	3,868
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 9.75% due 10/15/19	36,000	34,830

Security Description	Principal Amount(23)	Value (Note 2)
Electric-Integrated (continued)
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 10.00% due 12/01/20	$16,000	$15,879
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	9,000	9,014
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	2,000	2,096
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	35,000	37,625
Ipalco Enterprises, Inc. Senior Sec. Notes 8.63% due 11/14/11	5,000	5,269
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	8,325	8,662
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	28,601
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	6,004
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	11,908
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	10,000	12,024
NiSource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	55,000	55,380
NiSource Finance Corp. Company Guar. Notes 10.75% due 03/15/16	20,000	26,418
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	20,000	22,211
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	11,852
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/37	15,000	18,175
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	21,725
PPL Energy Supply LLC Senior Notes 5.70% due 10/15/15	10,000	11,323
Puget Sound Energy, Inc. Jr. Sub. Bonds 6.97% due 06/01/67(9)	40,000	37,717
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	22,000	22,645

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Sierra Pacific Resources Senior Notes 8.63% due 03/15/14	$40,000	$41,150
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.25% due 11/01/15	35,000	22,925
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 11.25% due 11/01/16(16)	58,093	33,694
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*(1)	55,000	72,322
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	24,315
		958,450
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(1)	20,000	22,241
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	17,120
		39,361
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20*	10,000	10,325
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	5,000	5,275
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	63,000	62,921
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(16)	6,517	6,517
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	40,000	41,600
Freescale Semiconductor, Inc. Company Guar. Notes 10.13% due 12/15/16	20,000	18,200
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	20,000	21,250
		166,088
Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 4.75% due 11/15/14	35,000	37,972

Security Description	Principal Amount(23)	Value (Note 2)
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX Ltd. Guar. Bonds 5.91% due 11/30/35(9)	$100,000	$93,375
SLM Corp. Senior Notes 5.00% due 10/01/13	90,000	88,198
SLM Corp. Senior Notes 8.00% due 03/25/20	30,000	29,770
		211,343
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	85,000	109,769
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	15,000	15,225
		124,994
Finance-Investment Banker/Broker — 0.2%
E*Trade Financial Corp. Senior Notes 12.50% due 11/30/17(16)	55,000	62,700
Merrill Lynch & Co., Inc. Senior Notes 0.70% due 07/25/11(9)	10,000	9,991
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	71,130
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	60,000	67,302
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	30,000	33,150
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	69,886
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	48,725
		362,884
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/15	40,000	40,300
Finance-Other Services — 0.1%
Beaver Valley Funding Corp. Senior Sec. Notes 9.00% due 06/01/17	27,000	29,861
ERAC USA Finance LLC Company Guar. Notes 5.25% due 10/01/20*(1)	15,000	16,021
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/16	20,000	20,100

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Other Services (continued)
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/18	$75,000	$75,375
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	60,000	62,400
		203,757
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	25,000	24,531
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/14/11	40,000	46,400
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	65,000	74,750
Tyson Foods, Inc. Senior Notes 8.25% due 10/01/11	20,000	21,225
Tyson Foods, Inc. Company Guar. Notes 10.50% due 03/01/14	35,000	42,131
		184,506
Food-Misc. — 0.2%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	21,956
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	30,000	30,150
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	5,150
Dole Food Co., Inc. Senior Sec. Notes 8.00% due 10/01/16*	35,000	36,619
Dole Food Co., Inc. Senior Sec. Notes 13.88% due 03/15/14	19,000	23,180
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,856
HJ Heinz Co. Senior Notes 5.35% due 07/15/13	20,000	22,090
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	5,000	6,349
Kraft Foods, Inc. Senior Notes 6.13% due 08/23/18	20,000	23,634
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	113,000	132,308

Security Description	Principal Amount(23)	Value (Note 2)
Food-Misc. (continued)
Michael Foods, Inc. Senior Notes 9.75% due 07/15/18*(1)	$20,000	$21,400
		328,692
Food-Retail — 0.0%
Great Atlantic & Pacific Tea Co. Senior Sec. Notes 11.38% due 08/01/15*	5,000	3,850
SUPERVALU, Inc. Senior Notes 7.50% due 11/15/14	35,000	35,175
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	17,824
The Kroger Co. Company Guar. Notes 6.75% due 04/15/12	10,000	10,838
		67,687
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	87,656
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 7.00% due 03/01/14	40,000	36,200
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15*†(4)	50,000	7,500
Pinnacle Entertainment, Inc. Company Guar. Notes 7.50% due 06/15/15	35,000	33,862
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/17	10,000	10,613
Pinnacle Entertainment, Inc. Company Guar. Notes 8.75% due 05/15/20	5,000	4,925
		93,100
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	22,903
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	13,000
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	16,813
National Fuel Gas Co. Senior Notes 5.25% due 03/01/13	10,000	10,590
		63,306
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	91,250

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Home Furnishings — 0.0%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	$20,000	$20,150
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	36,000	40,770
		60,920
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/20	25,000	25,243
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15*	20,000	21,500
Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/17*	80,000	81,400
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	30,000	30,825
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	105,000	71,925
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	10,000	9,625
GenOn Escrow Corp. Senior Notes 9.88% due 10/15/20*	55,000	52,525
Mirant North America LLC Company Guar. Notes 7.38% due 12/31/13	135,000	139,050
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	145,000	149,169
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,500
		555,019
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	5,000	4,938
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	25,000	24,250
USI Holdings Corp. Company Guar. Notes 4.25% due 11/15/14*(1)(9)	5,000	4,256
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	5,328
		38,772

Security Description	Principal Amount(23)	Value (Note 2)
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.90% due 12/17/39	$15,000	$16,523
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	10,678
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(1)	20,000	18,745
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	45,000	49,189
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,895
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	18,272
Teachers Insurance & Annuity Assoc. of America Notes 6.85% due 12/16/39*	45,000	55,376
		185,678
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(9)	50,000	50,500
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	16,872
MetLife, Inc. Junior. Sub. Notes 6.40% due 12/15/66	45,000	42,075
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	65,656
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(1)	15,000	16,032
		191,135
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*(1)	35,000	32,049
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(1)(9)	20,000	23,600
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	30,000	40,997
		96,646
Insurance-Property/Casualty — 0.1%
The Progressive Corp. Jr. Sub. Notes 6.70% due 06/15/67(9)	120,000	119,100
Investment Management/Advisor Services — 0.0%
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	40,000	39,750

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)
Pinafore LLC/Pinafore, Inc. Senior Sec. Notes 9.00% due 10/01/18*	$20,000	$21,000
		60,750
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Company Guar. Notes 11.50% due 02/01/14	35,000	35,525
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	25,000	27,156
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Senior Sec. Notes 8.13% due 12/01/16	55,000	57,200
Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 12.25% due 05/01/16*(1)	40,000	41,250
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	8,000	8,386
Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/40	12,000	11,965
		20,351
Medical Products — 0.0%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	65,000	71,744
Medical-Biomedical/Gene — 0.0%
Talecris Biotherapeutics Holdings Corp. Company Guar. Notes 7.75% due 11/15/16	25,000	27,500
Medical-Drugs — 0.0%
Eli Lilly & Co. Senior Notes 5.95% due 11/15/37	20,000	23,428
Quintiles Transnational Corp. Senior Notes 9.50% due 12/30/14*(16)	35,000	35,962
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/17*	5,000	5,100
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/20*	5,000	5,113
		69,603
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	20,000	23,192

Security Description	Principal Amount(23)	Value (Note 2)
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	$10,000	$11,733
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	17,810
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*(1)	30,000	31,350
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	5,232
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	28,667
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	35,000	42,620
		137,412
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	45,000	48,150
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	45,000	47,813
HCA, Inc. Sec. Notes 9.13% due 11/15/14	150,000	158,062
HCA, Inc. Sec. Notes 9.25% due 11/15/16	35,000	37,888
HCA, Inc. Sec. Notes 9.63% due 11/15/16(16)	42,000	45,570
Health Management Associates, Inc. Senior Sec. Notes 6.13% due 04/15/16	45,000	45,450
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	65,000	66,462
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	45,000	43,931
Tenet Healthcare Corp. Senior Notes 8.00% due 08/01/20*	35,000	34,913
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	105,000	114,187
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	8,000	9,140
United Surgical Partners Company Guar. Notes 8.88% due 05/01/17	15,000	15,338
		666,904

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Company Guar. Notes 9.13% due 04/15/15	$5,000	$5,300
Medical-Outpatient/Home Medical — 0.0%
Surgical Care Affiliates, Inc. Senior Notes 9.63% due 07/15/15*(1)(16)	16,477	16,724
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(1)	15,000	15,319
		32,043
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Senior Sec. Notes 11.13% due 12/01/15	25,000	26,500
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	199,000	222,134
Miscellaneous Manufacturing — 0.0%
Reddy Ice Corp. Senior Sec. Notes 11.25% due 03/15/15	30,000	30,675
Multimedia — 0.1%
CBS Corp. Company Guar. Notes 8.63% due 08/01/12	2,000	2,203
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	20,000	21,599
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	20,000	21,776
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	25,045
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/45	10,000	12,524
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	35,000	42,807
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/23	10,000	13,651
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	25,000	32,975
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/21	10,000	10,596
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/32	45,000	56,233
		239,409

Security Description	Principal Amount(23)	Value (Note 2)
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	$55,000	$58,850
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	30,000	33,113
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19	15,000	16,897
		50,010
Office Automation & Equipment — 0.0%
Xerox Capital Trust I Company Guar. Notes 8.00% due 02/01/27	20,000	20,349
Xerox Corp. Senior Notes 4.25% due 02/15/15	14,000	15,032
Xerox Corp. Senior Notes 5.63% due 12/15/19	10,000	11,193
Xerox Corp. Senior Notes 6.75% due 12/15/39	26,000	30,749
		77,323
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	25,000	27,938
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Senior Sec. Notes 10.50% due 10/15/17*	20,000	16,600
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	10,000	9,749
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	25,000	27,549
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	15,000	12,900
Brigham Exploration Co. Company Guar. Notes 8.75% due 10/01/18*	15,000	15,450
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	60,000	58,350
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/20*	25,000	25,313
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	21,800
Denbury Resources, Inc. Company Guar. Notes 7.50% due 12/15/15	40,000	41,500

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	$45,000	$49,106
Devon Energy Corp. Senior Notes 6.30% due 01/15/19	15,000	18,151
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	17,647
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/18	80,000	79,300
Forest Oil Corp. Company Guar. Notes 8.00% due 12/15/11	80,000	84,600
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	69,000	70,552
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	45,000	49,950
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	85,000	87,125
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	10,000	9,875
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/16	45,000	52,763
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	15,600
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	35,000	36,050
SandRidge Energy, Inc. Company Guar. Notes 8.00% due 06/01/18*	90,000	87,750
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/14	50,000	52,750
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	10,000	11,979
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	20,000	25,468
		961,277
Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	50,000	51,500
Thermon Industries, Inc. Senior Sec. Notes 9.50% due 05/01/17*	40,000	41,500
		93,000

Security Description	Principal Amount(23)	Value (Note 2)
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(1)	$5,000	$5,342
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/40*(1)	20,000	23,971
		29,313
Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	85,000	86,062
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	55,000	58,025
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,604
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	5,241
		154,932
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*(1)	10,000	10,400
Georgia-Pacific LLC Senior Bonds 8.13% due 05/15/11	30,000	31,125
Georgia-Pacific LLC Senior Notes 9.50% due 12/01/11	32,000	34,400
International Paper Co. Senior Notes 7.95% due 06/15/18	11,000	13,340
International Paper Co. Senior Notes 9.38% due 05/15/19	76,000	98,594
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	30,000	27,150
Verso Paper Holdings LLC/ Verso Paper, Inc. Sec. Notes 4.22% due 08/01/14(9)	20,000	17,800
Verso Paper Holdings LLC/ Verso Paper, Inc. Sec. Notes 9.13% due 08/01/14	15,000	15,037
Verso Paper Holdings LLC/ Verso Paper, Inc. Company Guar. Notes 11.38% due 08/01/16	20,000	17,975
Verso Paper Holdings LLC/ Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14	30,000	32,850
		298,671

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Petrochemicals — 0.0%
TPC Group LLC Senior Sec. Notes 8.25% due 10/01/17*(1)	$15,000	$15,375
Pharmacy Services — 0.0%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	18,000	20,666
Express Scripts, Inc. Company Guar. Notes 7.25% due 06/15/19	7,000	8,803
Omnicare, Inc. Company Guar. Notes 6.13% due 06/01/13	35,000	34,956
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	10,000	10,100
		74,525
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	30,000	32,888
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 6.74% due 03/15/12(9)(16)	90,000	85,275
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	20,000	20,499
Crosstex Energy LP/ Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	45,000	47,137
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*	20,000	21,636
Duke Capital Corp. Senior Notes 8.00% due 10/01/19	15,000	18,986
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	90,259
El Paso Corp. Notes 7.75% due 01/15/32	35,000	36,343
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	36,337
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	10,000	10,795
Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,573
Spectra Energy Capital LLC Company Guar. Notes 5.90% due 09/15/13	35,000	38,964

Security Description	Principal Amount(23)	Value (Note 2)
Pipelines (continued)
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/01/18	$10,000	$11,695
The Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	22,000	25,134
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	18,213
		381,571
Printing-Commercial — 0.0%
Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18	30,000	29,663
Cenveo Corp. Company Guar. Notes 10.50% due 08/15/16*	10,000	10,225
		39,888
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	91,000	97,825
Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/19*(1)	60,000	71,089
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/18*	20,000	23,520
		94,609
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	50,000	49,688
Publishing-Newspapers — 0.0%
The McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	35,000	37,231
Publishing-Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 1.00% due 08/01/16(11)	90,000	90,112
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 10.00% due 08/01/14	15,000	15,769
		105,881
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	50,000	52,813
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19	20,000	21,250
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*(1)	54,000	58,590
		79,840

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.2%
Duke Realty LP Senior Notes 6.25% due 05/15/13	$5,000	$5,410
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	10,985
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/14	60,000	65,175
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	20,000	21,349
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	20,571
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	27,120
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	10,000	10,385
Omega Healthcare Investors, Inc. Senior Notes 6.75% due 10/15/22*(1)	49,000	48,541
Simon Property Group LP Senior Notes 4.38% due 03/01/21	25,000	25,343
Simon Property Group LP Senior Notes 5.65% due 02/01/20	53,000	59,108
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	23,209
Tanger Properties LP Senior Notes 6.13% due 06/01/20	15,000	16,375
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	60,000	62,399
Vornado Realty LP Senior Notes 4.25% due 04/01/15	35,000	36,221
		432,191
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	35,000	40,512
Realogy Corp. Company Guar. Notes 10.50% due 04/15/14	115,000	97,750
Realogy Corp. Company Guar. Notes 11.00% due 04/15/14(16)	11,208	9,639
		147,901

Security Description	Principal Amount(23)	Value (Note 2)
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(4)(16)	$50,000	$125
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	65,000	65,975
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	29,475
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	10,000	10,575
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18*	15,000	15,000
Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	50,000	51,312
RSC Equipment Rental, Inc./ RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	20,000	22,050
		194,387
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada's Wonderland Co/ Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18*	5,000	5,250
Universal City Development Partners, Ltd./UCDP Finance, Inc. Company Guar. Notes 8.88% due 11/15/15	75,000	77,344
		82,594
Retail-Apparel/Shoe — 0.0%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 11.13% due 04/15/14	40,000	41,800
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	15,000	16,200
		58,000
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 10.00% due 11/01/14	35,000	36,881
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	32,588
		69,469
Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 5.75% due 05/01/20	25,000	26,964

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/18	$25,000	$25,625
United Auto Group Company Guar. Notes 7.75% due 12/15/16	50,000	48,813
		74,438
Retail-Discount — 0.0%
Dollar General Corp. Company Guar. Notes 10.63% due 07/15/15	10,000	11,025
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	20,000	24,113
		35,138
Retail-Drug Store — 0.1%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/37(9)	30,000	27,750
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	79,129	92,846
Rite Aid Corp. Senior Sec. Notes 7.50% due 03/01/17	35,000	32,244
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20*	10,000	10,150
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	80,000	67,200
		230,190
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/20*	20,000	20,700
Retail-Major Department Stores — 0.0%
Sears Holdings Corp. Senior Sec. Notes 6.63% due 10/15/18*(1)	35,000	35,150
Retail-Office Supplies — 0.0%
Staples, Inc. Company Guar. Notes 9.75% due 01/15/14	25,000	30,956
Retail-Propane Distribution — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 05/01/14	90,000	91,575
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 12/15/14	90,000	91,800
		183,375
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	30,000	31,950

Security Description	Principal Amount(23)	Value (Note 2)
Retail-Regional Department Stores (continued)
Macy's Retail Holdings, Inc. Company Guar. Notes 6.63% due 04/01/11	$15,000	$15,412
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	50,000	49,250
The Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15(16)	105,000	109,069
		205,681
Retail-Restaurants — 0.1%
CKE Restaurants, Inc. Senior Sec. Notes 11.38% due 07/15/18*	50,000	51,125
Games Merger Corp. Senior Notes 11.00% due 06/01/18*(1)	50,000	54,000
McDonald's Corp. Senior Notes 5.70% due 02/01/39	18,000	20,739
McDonald's Corp. Senior Notes 6.30% due 10/15/37	22,000	27,394
Roadhouse Financing, Inc. Senior Sec. Notes 10.75% due 10/15/17*(1)	20,000	20,500
Wendy's/Arby's Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	70,000	74,463
		248,221
Retail-Toy Stores — 0.1%
Toys R Us - Delaware, Inc. Senior Sec. Notes 7.38% due 09/01/16*	10,000	10,175
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17	100,000	113,000
		123,175
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	65,000	73,613
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/15*(1)(2)	23,000	19,780
Special Purpose Entities — 0.1%
Capital One Capital IV Ltd. Guar. Notes 6.75% due 02/17/37(9)	20,000	19,900
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	60,000	64,950
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/40*	45,000	46,491

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)
Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Deutsche Bank Capital Funding Trust VII Jr. Sub. Notes 5.63% due 01/19/16*(6)(9)	$15,000	$12,975
Fund American Companies, Inc. Company Guar. Notes 5.88% due 05/15/13	35,000	36,763
Power Receivable Finance LLC Senior Sec. Notes 6.29% due 01/01/12*	61,354	61,355
		242,434
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	40,000	35,300
Steel-Producers — 0.1%
Ryerson Holding Corp. Senior Disc. Notes 14.50% due 02/01/15*	30,000	13,500
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	70,000	72,100
Steel Dynamics, Inc. Company Guar. Notes 7.38% due 11/01/12	45,000	48,094
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/20*	15,000	15,562
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	20,000	20,750
		170,006
Steel-Specialty — 0.0%
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	35,700
Telecom Services — 0.2%
Clearwire Communications LLC/ Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	85,000	91,587
PAETEC Holding Corp Senior Sec. Notes 8.88% due 06/30/17	25,000	26,125
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	15,000	15,300
Qwest Corp. Senior Notes 9.13% due 03/15/12	35,000	38,412
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16	60,000	64,500
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	5,000	5,500
SBA Tower Trust Sec. Notes 5.10% due 04/15/17*	55,000	59,540

Security Description	Principal Amount(23)	Value (Note 2)
Telecom Services (continued)
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	$50,000	$64,554
West Corp. Company Guar. Notes 8.63% due 10/01/18*(1)	5,000	5,000
West Corp. Company Guar. Notes 9.50% due 10/15/14	55,000	57,544
		428,062
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	25,000	18,188
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 5.35% due 09/01/40*	18,000	18,085
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	75,391
AT&T, Inc. Senior Notes 6.30% due 01/15/38	50,000	56,473
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	15,000
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	40,000	39,000
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	5,000	5,400
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	40,000	43,750
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	75,000	82,781
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	110,000	103,400
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/22	25,000	31,266
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 02/15/14	60,000	61,200
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	155,000	141,825
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	20,411
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	21,686
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	26,782

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	$30,000	$31,275
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	5,000	5,425
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18*(1)	10,000	10,350
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	50,000	52,875
		842,375
Television — 0.1%
Belo Corp. Senior Notes 8.00% due 11/15/16	10,000	10,688
Gray Television, Inc. Senior Sec. Notes 10.50% due 06/29/15	40,000	39,950
Sinclair Television Group, Inc. Senior Notes 8.38% due 10/15/18*	20,000	20,150
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(16)	103,389	98,995
Viacom, Inc. Company Guar. Notes 5.63% due 08/15/12	8,000	8,491
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	30,000	36,111
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(1)(2)	30,000	0
		214,385
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	20,000	21,300
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(11)	70,000	57,400
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	10,000	10,487
		89,187
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	30,000	40,214
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	30,000	40,608
		80,822

Security Description	Principal Amount(23)	Value (Note 2)
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.75% due 10/01/12	$10,000	$10,512
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/19	10,000	10,983
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/18	15,000	17,404
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	15,000	16,554
Burlington Northern Santa Fe LLC Senior Notes 7.00% due 02/01/14	10,000	11,702
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17	49,000	53,716
Union Pacific Railroad Co. Pass Through Certs. Series 2004-2 5.21% due 09/30/14*(1)	10,000	11,040
		121,399
Travel Services — 0.1%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/16	45,000	45,900
Travelport LLC Company Guar. Notes 9.00% due 03/01/16*	15,000	14,925
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	35,000	36,006
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	10,000	10,700
		107,531
Vitamins & Nutrition Products — 0.0%
NBTY, Inc. Company Guar. Notes 9.00% due 10/01/18*(1)	5,000	5,250
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 7.00% due 10/15/17	25,000	29,094
American Tower Corp. Senior Notes 7.25% due 05/15/19	51,000	59,989
		89,083
Total U.S. Corporate Bonds & Notes (cost $21,838,656)		22,821,863
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*	80,000	106,685

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*	$5,000	$5,305
Westpac Banking Corp. Senior Notes 4.88% due 11/19/19	50,000	53,603
		165,593
Banks-Special Purpose — 0.2%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/13	150,000	170,701
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.00% due 01/27/20	170,000	187,684
		358,385
Brewery — 0.0%
SABMiller PLC Senior Notes 6.50% due 07/15/18*	30,000	36,108
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.38% due 03/01/14	30,000	34,560
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	30,883
		65,443
Commercial Services-Finance — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16	30,000	31,950
Containers-Paper/Plastic — 0.0%
Clondalkin Acquisition BV Senior Sec. Notes 2.29% due 12/15/13*(1)(9)	75,000	67,875
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	112,143
Diversified Minerals — 0.1%
FMG Finance Property, Ltd. Senior Sec. Notes 10.63% due 09/01/16*	80,000	98,500
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	3,000	3,699
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	59,000	71,685
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	36,000	45,335
		219,219

Security Description	Principal Amount(23)	Value (Note 2)
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/25	$96,000	$115,878
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/39*	35,000	45,673
TransAlta Corp. Senior Notes 4.75% due 01/15/15	20,000	21,698
TransAlta Corp. Senior Notes 5.75% due 12/15/13	10,000	11,100
TransAlta Corp. Senior Notes 6.50% due 03/15/40	20,000	21,701
		100,172
Electronic Components-Misc. — 0.1%
NXP BV / NXP Funding LLC Senior Sec. Notes 7.88% due 10/15/14	80,000	82,800
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. Jr. Sub. Notes 5.86% due 05/15/17(6)(9)	30,000	28,519
Finance-Other Services — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 11/10/14*	20,000	21,462
Investment Companies — 0.0%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	20,000	21,000
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	16,573
		37,573
Marine Services — 0.0%
Trico Shipping AS Sec. Notes 11.88% due 11/01/14*	25,000	22,313
Metal-Aluminum — 0.1%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	70,000	71,225
Novelis, Inc. Company Guar. Notes 11.50% due 02/15/15	50,000	57,125
		128,350
Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	25,000	34,887
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	20,000	21,630

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	$75,000	$65,250
Connacher Oil and Gas, Ltd. Sec. Notes 10.25% due 12/15/15*	95,000	96,425
EnCana Corp. Senior Notes 6.50% due 05/15/19	10,000	12,241
Nexen, Inc. Senior Notes 7.50% due 07/30/39	20,000	24,574
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	75,000	56,437
OPTI Canada, Inc. Senior Sec. Notes 8.25% due 12/15/14	35,000	26,600
OPTI Canada, Inc. Senior Sec. Notes 9.00% due 12/15/12*	5,000	5,063
OPTI Canada, Inc. Senior Sec. Notes 9.75% due 08/15/13*	10,000	10,150
		318,370
Oil Companies-Integrated — 0.0%
Statoil ASA Company Guar. Notes 5.10% due 08/17/40	30,000	32,125
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16	10,000	10,950
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	15,000	15,168
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/19	35,000	45,658
		71,776
Paper & Related Products — 0.0%
JSG Funding PLC Senior Sub. Notes 7.75% due 04/01/15	75,000	75,750
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(9)	10,000	9,350
Satellite Telecom — 0.2%
Intelsat Bermuda, Ltd. Company Guar. Notes 11.25% due 02/04/17	140,000	149,975
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(11)	10,000	10,400
Intelsat Jackson Holdings SA Senior Notes 7.25% due 10/15/20*	40,000	40,200

Security Description	Principal Amount(23)		Value (Note 2)
Satellite Telecom (continued)
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/16		$55,000	$59,813
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(16)		35,000	37,931
			298,319
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 2.18% due 02/15/12*(9)		37,500	36,839
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/39		30,000	30,647
ArcelorMittal Senior Notes 9.85% due 06/01/19		25,000	32,073
			62,720
Telecom Services — 0.1%
Virgin Media Secured Financed PLC Senior Sec. Notes 7.00% due 01/15/18	GBP	55,000	91,799
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*		100,000	112,063
			203,862
Telecommunication Equipment — 0.0%
Angel Lux Common SA Senior Sec. Notes 8.88% due 05/01/16*(1)		75,000	79,687
Telephone-Integrated — 0.0%
France Telecom SA Senior Notes 8.75% due 03/01/31		25,000	36,159
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17		25,000	29,189
			65,348
Total Foreign Corporate Bonds & Notes (cost $2,687,775)			2,882,816
LOANS(19)(20) — 0.0%
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC 3.73% due 10/10/14 (cost $79,794)		94,271	73,152
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49		25,000	27,295
Ohio State University Revenue Bonds 4.91% due 06/01/40		15,000	15,291

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds (continued)
State of California General Obligation Bonds 7.50% due 04/01/34	$30,000	$32,639
State of Illinois General Obligation Bonds 4.07% due 01/01/14	35,000	36,180
State of Illinois General Obligation Bonds 4.42% due 01/01/15	10,000	10,422
Texas State Transportation Commission Series B Revenue Bonds 5.18% due 04/01/30	25,000	26,869
Total Municipal Bonds & Notes (cost $140,216)		148,696
U.S. GOVERNMENT AGENCIES — 2.3%
Federal Home Loan Mtg. Corp. — 0.3%
5.50% due 04/01/20	146,909	158,655
5.50% due 06/01/35	39,634	42,449
7.50% due 10/01/29	19,362	21,962
Federal Home Loan Mtg. Corp., REMIC Series 3003, Class XF 0.00% due 07/15/35(9)(12)	27,521	26,375
Series 3309, Class SG 5.81% due 04/15/37(12)(13)(18)	51,974	6,835
Series 3502, Class DS 5.89% due 01/15/39(12)(13)(18)	76,454	9,684
Series 3265, Class SC 6.15% due 01/15/37(10)(12)(13)(18)	59,004	8,486
Series 3171, Class ST 6.23% due 06/15/36(12)(13)(18)	73,497	11,638
Series 3485, Class SI 6.29% due 07/15/36(10)(12)(13)(18)	123,368	20,171
Series 3114, Class GI 6.34% due 04/15/30(12)(13)(18)	55,741	9,648
Series 3147, Class SD 6.39% due 04/15/36(12)(13)(18)	68,073	9,569
Series 3240, Class SM 6.39% due 11/15/36(12)(13)(18)	85,465	11,280
Series 3249, Class SM 6.39% due 12/15/36(12)(13)(18)	53,968	8,863
Series 3031, Class BI 6.43% due 08/15/35(12)(13)(18)	55,553	9,464
Series 3123, Class LI 6.44% due 03/15/36(12)(13)(18)	65,524	11,711
Series 3287, Class SE 6.44% due 03/15/37(10)(12)(13)(18)	72,796	10,945
Series 2828, Class TI 6.79% due 10/15/30(12)(13)(18)	39,955	5,485
Series 3156, Class PS 6.99% due 05/15/36(12)(13)(18)	101,050	17,255
Series 2990, Class LB 16.29% due 06/15/34(12)(18)	57,726	68,936
Series 3065, Class DC 19.09% due 03/15/35(10)(12)(18)	64,912	92,517
Series 2976, Class KL 23.44% due 05/15/35(12)(18)	59,142	91,125

Security Description	Principal Amount(23)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp., Structured Pass-Through Series T-56, Class 2IO 0.05% due 05/25/43(8)(12)(13)	$168,049	$11
Series T-51, Class 1AIO 0.16% due 09/25/43(8)(12)(13)	90,967	379
Series T-56, Class 1IO 0.29% due 05/25/43(8)(12)(13)	183,391	906
Series T-56, Class AIO 0.31% due 05/25/43(8)(12)(13)	289,128	4,983
Series T-56, Class 3IO 0.38% due 05/25/43(8)(12)(13)	136,639	1
Series T-56, Class 2ASI 7.84% due 05/25/43(12)(13)(18)	10,963	2,414
		661,747
Federal National Mtg. Assoc. — 1.9%
Federal National Mtg. Assoc. Series 2003-W6, Class 2IO3 0.35% due 09/25/42(8)(12)(13)	211,995	2,322
Series 2003-W6, Class 3IO 0.37% due 09/25/42(8)(12)(13)	200,460	2,140
Series 2003-W6, Class 5IO1 0.66% due 09/25/42(8)(12)(13)	143,931	2,727
4.00% due 05/01/19	377,207	399,502
4.00% due 09/01/20	85,751	90,471
4.50% due 04/01/18	20,453	21,725
4.50% due 03/01/20	34,501	36,570
4.50% due 04/01/20	57,635	61,091
4.50% due 09/01/20	60,987	64,645
4.50% due 11/01/20	42,483	45,031
4.50% due October TBA	2,000,000	2,082,500
5.00% due 03/01/21	19,281	20,565
5.50% due 03/01/18	19,817	21,490
6.00% due 06/01/36	22,645	24,458
6.50% due 01/01/36	6,764	7,450
6.50% due 06/01/36	154,110	169,742
6.50% due 07/01/36	44,640	48,889
6.50% due 09/01/36	180,192	197,344
6.50% due 11/01/36	71,565	78,377
7.00% due 06/01/33	26,662	30,285
7.00% due 04/01/35	30,332	34,427
7.50% due 04/01/24	25,611	28,927
Series 2003-W6, Class PT1 9.93% due 09/25/42(8)(12)	16,928	20,736
Federal National Mtg. Assoc., Grantor Trust Series 2002-T1, Class IO 0.42% due 11/25/31(8)(12)(13)	226,726	2,659
Series 2002-T4, Class IO 0.45% due 12/25/41(8)(12)(13)	1,118,868	13,339
Federal National Mtg. Assoc., REMIC Series 2005-65, Class ER 0.00% due 08/25/35(9)(12)	2,544	2,528
Series 2001-50, Class BI 0.41% due 10/25/41(8)(12)(13)	324,090	3,904
Series 2007-89, Class SA 6.17% due 09/25/37(12)(13)(18)	54,759	7,786
Series 2007-30, Class LI 6.18% due 04/25/37(12)(13)(18)	117,401	17,759

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares/ Principal Amount(23)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2005-122, Class SW 6.34% due 11/25/35(12)(13)(18)	$67,497	$9,825
Series 2005-17, Class SA 6.44% due 03/25/35(12)(13)(18)	81,932	14,695
Series 2005-17, Class SE 6.44% due 03/25/35(12)(13)(18)	91,932	14,231
Series 2005-23, Class SG 6.44% due 04/25/35(12)(13)(18)	95,004	16,528
Series 2006-36, Class SP 6.44% due 05/25/36(12)(13)(18)	49,878	7,503
Series 2005-17, Class ES 6.49% due 03/25/35(12)(13)(18)	59,005	9,469
Series 2004-24, Class CS 6.89% due 01/25/34(12)(13)(18)	80,464	15,196
Series 2005-45, Class DC 23.37% due 06/25/35(10)(12)(18)	51,667	75,686
Series 2005-74, Class DM 23.44% due 07/25/35(12)(18)	52,829	80,692
Series 2005-99, Class SA 23.63% due 11/25/35(12)(18)	50,303	72,489
Series 2006-8, Class HP 23.63% due 03/25/36(12)(18)	58,745	91,319
		3,947,022
Government National Mtg. Assoc. — 0.1%
6.50% due 08/20/37	116,958	128,468
6.50% due 09/20/37	29,103	31,967
Government National Mtg. Assoc., REMIC Series 2007-35, Class UF 0.00% due 06/16/37(9)(12)	1,981	1,978
Series 2009-35, Class SP 6.14% due 05/16/37(12)(13)(18)	155,988	15,874
		178,287
Total U.S. Government Agencies (cost $4,381,004)		4,787,056
U.S. GOVERNMENT TREASURIES — 0.3%
United States Treasury Bonds — 0.1%
4.50% due 05/15/38	100,000	115,016
United States Treasury Notes — 0.2%
4.25% due 08/15/15	500,000	571,445
Total U.S. Government Treasuries (cost $681,363)		686,461
EXCHANGE-TRADED FUNDS — 1.0%
Financial Select Sector SPDR Fund	35,000	502,250
iPath MSCI India Index ETN†	1,538	116,519
iShares Russell 2000 Value Index Fund	558	34,540
SPDR S&P 500 ETF Trust, Series 1	12,739	1,453,775
SPDR S&P MidCap 400 ETF Trust	800	116,472
Total Exchange-Traded Funds (cost $2,149,715)		2,223,556
EQUITY CERTIFICATES — 0.2%
Auto-Heavy Duty Trucks — 0.0%
UBS AG - Mahindra & Mahindra, Ltd.(1)(10)	4,501	69,265

Security Description	Shares/ Principal Amount(23)	Value (Note 2)
Banks-Commercial — 0.1%
UBS AG - Bank of Baroda(1)(10)	5,609	$108,910
UBS AG - ICICI Bank, Ltd.(1)(10)	6,830	169,165
		278,075
Independent Power Producers — 0.0%
UBS AG – Lanco Infratech, Ltd.†(1)(10)	55,532	88,851
Power Converter/Supply Equipment — 0.1%
UBS AG - Bharat Heavy Electricals, Ltd.(1)(10)	1,523	84,005
UBS AG - Suzlon Energy, Ltd.†(1)(10)	8,835	10,303
		94,308
Total Equity Certificates (cost $469,846)		530,499
RIGHTS†— 0.0%
Banks-Commercial — 0.0%
National Bank of Greece Expires 10/11/10	2,236	1,555
Machinery-Material Handling — 0.0%
Tanfield Group PLC Expires 09/28/10	5,559	1,092
Total Rights (cost $55,099)		2,647
WARRANTS† — 0.0%
Energy-Alternate Sources — 0.0%
Aventine Renewable Energy Holdings Expires 03/15/15 (Strike price $0.06)(2)	61	0
Finance-Investment Banker/Broker — 0.0%
Vertis Holding, Inc. Expires 10/15/18 (Strike price $0.01)(1)(2)	88	0
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(1)(2)	6,345	1,142
Total Warrants (cost $1,115)		1,142
Total Long-Term Investment Securities (cost $164,088,504)		175,449,687
SHORT-TERM INVESTMENT SECURITIES — 15.0%
U.S. Government Treasuries — 15.0%
United States Treasury Bills 0.11% due 10/14/10	$5,000,000	$4,999,806
0.11% due 10/21/10	10,000,000	9,999,400
0.14% due 10/21/10	5,000,000	4,999,611
0.15% due 11/12/10(21)	8,000,000	7,998,591
0.26% due 12/16/10(21)	1,721,000	1,720,539
0.33% due 11/18/10(21)	2,330,000	2,328,976
Total Short-Term Investment Securities (cost $32,046,422)		32,046,923

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(23)	Value (Note 2)
REPURCHASE AGREEMENT — 2.7%
Agreement with Bank of America Securities LLC, bearing interest at 0.20% dated 09/30/10 to be repurchased 10/01/10 in the amount of $5,702,032 and collateralized by $5,300,000 of United States Treasury Bills, bearing interest at 3.50%, due 05/15/20 and having an approximate value of $5,816,426 (cost $5,702,000)	$5,702,000	$5,702,000
TOTAL INVESTMENTS (cost $201,836,926)(22)	99.9%	213,198,610
Other assets less liabilities	0.1	114,705
NET ASSETS	100.0%	$213,313,315

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $7,268,193 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2010, the aggregate value of these securities was $3,478,278 representing 1.6% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Consists of more than one type of securities traded together as a unit.

(4)  Bond in default

(5)  Variable Rate Security — the rate reflected is as of September 30, 2010, maturity date reflects next reset date.

(6)  Perpetual maturity - maturity date reflects the next call date.

(7)  Commercial Mortgage Backed Security

(8)  Variable Rate Security - the rate reflected is as of September 30, 2010, maturity date reflects the stated maturity date.

(9)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.

(10)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(11)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(12)  Collateralized Mortgage Obligation

(13)  Interest Only

(14)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2010, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Dana Corp. Escrow Notes 5.85% due 01/15/15	04/26/07	45,000	$0	$0	$0	0.00%
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 0.96% due 12/20/24	11/13/02	3,906	3,906	3,867	99	0.00%
				$3,867		0.00%

(15)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(16)  Income may be received in cash or additional shares at the discretion of the issuer.

(17)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2010.

(18)  Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2010.

(19)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(20)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(21)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(22)  See Note 3 for cost of investments on a tax basis.

(23)  Denominated in United States dollars unless otherwise indicated.

(24)  Subsequent to September 30, 2010, the company has filed for Chapter 11 bankruptcy protection.

(25)  Company has filed for Chapter 11 bankruptcy protection.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal of Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
28	Long	90 Day Euro Dollar	December 2010	$6,969,270	$6,974,800	$5,530
22	Long	Australian 10 YR Bond	December 2010	16,582,774	16,582,537	(237)
13	Long	E-Mini MSCI EAFE Index	December 2010	972,556	1,011,790	39,234
40	Long	Euro STOXX 50	December 2010	1,527,646	1,494,674	(32,972)
178	Short	Euro STOXX 50	December 2010	6,795,234	6,651,300	143,934
93	Short	FTSE 100 Index	December 2010	8,123,646	8,101,906	21,740
1	Long	Japan 10 YR Bond	December 2010	1,716,685	1,716,680	(5)
20	Long	Long Gilt	December 2010	3,917,315	3,917,323	8
5	Long	IBEX 35 Index	October 2010	734,454	712,297	(22,157)
11	Short	MSCI Singapore Index	October 2010	613,946	608,477	5,469
40	Short	NASDAQ 100 E-Mini Index	October 2010	1,511,680	1,596,400	(84,720)
81	Short	OMXS 30 Index	December 2010	1,305,080	1,307,607	(2,527)
49	Long	Russell 2000 Mini Index	December 2010	3,326,609	3,305,050	(21,559)
21	Short	Russell 2000 Mini Index	December 2010	1,330,308	1,416,450	(86,142)
418	Long	S&P 500 E-Mini Index	December 2010	23,092,201	23,757,030	664,829
104	Short	S&P 500 E-Mini Index	December 2010	5,753,653	5,910,840	(157,187)
109	Long	S&P Mid 400 E-Mini Index	December 2010	8,307,653	8,721,090	413,437
12	Short	S&P Mid 400 E-Mini Index	December 2010	966,395	960,120	6,275
7	Long	S&P/TSX 60 Index	December 2010	972,693	971,543	(1,150)
28	Short	SPI 200 Index	December 2010	3,164,616	3,118,732	45,884
15	Long	TOPIX Index	December 2010	1,511,022	1,483,931	(27,091)
42	Short	TOPIX Index	December 2010	4,111,006	4,155,007	(44,001)
47	Short	U.S. Treasury 2 YR Notes	December 2010	10,295,848	10,315,766	(19,918)
8	Long	U.S. Treasury 5 YR Notes	December 2010	958,844	966,938	8,094
51	Short	U.S. Treasury 5 YR Notes	December 2010	6,110,724	6,164,227	(53,503)
92	Long	U.S. Treasury 10 YR Notes	December 2010	11,510,238	11,596,313	86,075
64	Short	U.S. Treasury 10 YR Notes	December 2010	8,020,110	8,067,000	(46,890)
9	Long	U.S. Treasury Long Bonds	December 2010	1,196,563	1,203,469	6,906
						$847,356

Total Return Swap Contracts(1)(10)

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received Paid by Portfolio	Gross Unrealized Appreciation
Credit Suisse	$847	07/12/11	(3 Month USD LIBOR-BBA plus 100 bps)	Putnam Middle East Custom Basket	$64,907
Credit Suisse	4,127	08/22/11	(3 Month USD LIBOR-BBA minus 20 bps)	iShares MSCI Emerging Market Index	392,102
Goldman Sachs International	1,336	11/24/10	(3 Month USD LIBOR-BBA plus 85 bps)	Putnam Middle East Custom Basket	129,943
Goldman Sachs International	16	09/26/11	(1 Month USD LIBOR-BBA plus 60 bps)	Goldman Sachs Custom
				International Mining	304
JP Morgan Securities, Inc.	5,640	10/20/10	(3 Month USD LIBOR-BBA plus 5 bps)	iShares MSCI Emerging Market Index	619,540
Net Unrealized Appreciation (Depreciation)					$1,206,796

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	3,360,800	USD	4,301,656	10/20/10	$—	$(279,418)
	SEK	6,699,300	USD	920,904	10/20/10	—	(72,595)
	USD	68,836	AUD	76,100	10/20/10	4,585	—
	USD	390,895	CAD	412,300	10/20/10	9,660	—
	USD	20,954	CHF	21,200	10/20/10	623	—
	USD	131,754	GBP	85,300	10/20/10	2,228	—
	USD	9,866	NOK	60,900	10/20/10	480	—
						17,576	(352,013)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	JPY	20,037,900	USD	237,918	10/20/10	$—	$(2,147)
	USD	4,704	AUD	5,200	10/20/10	313	—
	USD	51,107	CHF	51,700	10/20/10	1,513	—
	USD	693,339	EUR	541,900	10/20/10	45,319	—
	USD	82,333	GBP	53,300	10/20/10	1,387	—
	USD	9,802	NOK	60,500	10/20/10	476	—
	USD	33,702	SEK	245,300	10/20/10	2,676	—
						51,684	(2,147)
Citibank N.A.	AUD	31,000	USD	28,036	10/20/10	—	(1,873)
	CAD	744,300	USD	706,107	10/20/10	—	(16,990)
	EUR	91,600	USD	117,226	10/20/10	—	(7,633)
	HKD	952,700	USD	122,627	10/20/10	—	(169)
	SEK	34,800	USD	4,788	10/20/10	—	(373)
	SGD	856,300	USD	637,555	10/20/10	—	(13,523)
	USD	211,611	CAD	218,500	10/20/10	664	—
	USD	57,835	CHF	58,500	10/20/10	1,706	—
	USD	93,309	DKK	542,300	10/20/10	5,883	—
	USD	457,284	GBP	296,000	10/20/10	7,648	—
	USD	4,340	JPY	365,600	10/20/10	40	—
						15,941	(40,561)
Credit Suisse AG	AUD	64,200	USD	58,056	10/20/10	—	(3,884)
	CAD	571,600	USD	542,433	10/20/10	—	(12,883)
	JPY	21,591,300	USD	256,456	10/20/10	—	(2,219)
	USD	55,649	CHF	56,300	10/20/10	1,654	—
	USD	501,205	EUR	391,600	10/20/10	32,581	—
	USD	580,344	GBP	375,700	10/20/10	9,775	—
	USD	179,188	NOK	1,104,900	10/20/10	8,526	—
						52,536	(18,986)
Deutsche Bank AG	AUD	60,200	USD	54,439	10/20/10	—	(3,642)
	CAD	22,900	USD	21,737	10/20/10	—	(511)
	SEK	163,500	USD	22,488	10/20/10	—	(1,759)
	USD	29,749	CHF	30,100	10/20/10	887	—
	USD	1,176,759	EUR	919,300	10/20/10	76,330	—
						77,217	(5,912)
Goldman Sachs International	GBP	446,600	USD	689,979	10/20/10	—	(11,504)
	JPY	193,918,700	USD	2,300,682	10/20/10	—	(22,570)
	SEK	66,600	USD	9,168	10/20/10	—	(708)
	USD	18,357	AUD	20,300	10/20/10	1,229	—
	USD	470,312	EUR	367,400	10/20/10	30,487	—
	USD	46,780	NOK	288,700	10/20/10	2,268	—
						33,984	(34,782)
HSBC Bank USA, N.A.	AUD	719,000	USD	650,544	10/20/10	—	(43,147)
	CHF	144,400	USD	142,734	10/20/10	—	(4,237)
	EUR	6,200	USD	7,936	10/20/10	—	(515)
	GBP	998,500	USD	1,542,373	10/20/10	—	(25,990)
	HKD	6,544,500	USD	842,533	10/20/10	—	(1,006)
	USD	838,487	JPY	70,614,400	10/20/10	7,513	—
	USD	10,217	NOK	63,000	10/20/10	487	—
	USD	702,320	SGD	942,900	10/20/10	14,603	—
						22,603	(74,895)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	CAD	126,800	USD	120,286	10/20/10	$—	$(2,901)
	CHF	26,600	USD	26,292	10/20/10	—	(781)
	EUR	641,300	USD	820,784	10/20/10	—	(53,367)
	SGD	1,019,700	USD	759,567	10/20/10	—	(15,750)
	USD	140,188	AUD	155,000	10/20/10	9,356	—
	USD	1,155,517	GBP	747,900	10/20/10	19,224	—
	USD	191,630	HKD	1,488,700	10/20/10	252	—
	USD	32,172	JPY	2,712,200	10/20/10	322	—
	USD	288,405	NOK	1,779,000	10/20/10	13,833	—
	USD	1,043,101	SEK	7,585,900	10/20/10	81,879	—
						124,866	(72,799)
Royal Bank of Scotland PLC	AUD	52,700	USD	47,619	10/20/10	—	(3,226)
	CAD	55,700	USD	52,896	10/20/10	—	(1,217)
	USD	55,547	CHF	56,200	10/20/10	1,653	—
	USD	163,888	EUR	128,100	10/20/10	10,724	—
	USD	74,478	GBP	48,200	10/20/10	1,231	—
	USD	284,274	JPY	23,957,200	10/20/10	2,746	—
						16,354	(4,443)
State Street Bank & Trust Co.	CAD	102,000	USD	96,755	10/20/10	—	(2,339)
	NOK	15,900	USD	2,579	10/20/10	—	(122)
	USD	644,952	EUR	503,900	10/20/10	41,910	—
	USD	11,637	ILS	43,900	10/20/10	411	—
	USD	19,675	SEK	143,100	10/20/10	1,547	—
						43,868	(2,461)
UBS AG	GBP	1,015,800	USD	1,569,299	10/20/10	—	(26,237)
	NOK	6,034,900	USD	978,351	10/20/10	—	(46,932)
	USD	45,492	AUD	50,300	10/20/10	3,037	—
	USD	239,776	CAD	252,700	10/20/10	5,725	—
	USD	120,478	CHF	121,900	10/20/10	3,592	—
	USD	1,467,755	EUR	1,146,800	10/20/10	95,437	—
	USD	14,113	JPY	1,188,700	10/20/10	129	—
						107,920	(73,169)
Westpac Banking Corp.	EUR	2,398,400	USD	3,070,552	10/20/10	—	(198,685)
	GBP	19,200	USD	29,660	10/20/10	—	(497)
	JPY	47,080,300	USD	558,565	10/20/10	—	(5,483)
	USD	28,940	AUD	32,000	10/20/10	1,933	—
	USD	57,352	CAD	60,400	10/20/10	1,327	—
						3,260	(204,665)
Net Unrealized Appreciation (Depreciation)						$567,809	$(886,833)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen

NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$134,003,547	$—	$17,528	$134,021,075
Convertible Preferred Stock	49,820	—	—	49,820
Preferred Stock	1,242,162	56,710	—	1,298,872
Asset Backed Securities	—	5,755,087	—	5,755,087
Convertible Bonds & Notes	—	166,945	—	166,945
U.S. Corporate Bonds & Notes	—	22,762,875	58,988	22,821,863
Foreign Corporate Bonds & Notes	—	2,882,816	—	2,882,816
Loans	—	73,152	—	73,152
Municipal Bonds & Notes	—	148,696	—	148,696
U.S. Government Agencies	—	4,787,056	—	4,787,056
U.S. Treasuries	—	686,461	—	686,461
Exchange Traded Funds	2,223,556	—	—	2,223,556
Equity Certificates	—	530,499	—	530,499
Rights	2,647	—	—	2,647
Warrants	—	—	1,142	1,142
Short-Term Investment Securities:
U.S. Treasuries	—	32,046,923	—	32,046,923
Repurchase Agreements	—	5,702,000	—	5,702,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	1,447,415	—	—	1,447,415
Total Return Swaps - Appreciation	—	1,206,796	—	1,206,796
Open Forward Foreign Currency Contracts - Appreciation	—	17,576	—	17,576
Total	$138,969,147	$76,823,592	$77,658	$215,870,397
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	600,059	—	—	600,059
Open Forward Foreign Currency Contracts - Depreciation	—	352,013	—	352,013
Total	$600,059	$352,013	$—	$952,072

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$2,431	$1	$38,285	$0
Accrued discounts/premiums	—	—	227	—
Realized gain(loss)	(30,499)	(15,523)	2	—
Change in unrealized appreciation(depreciation)(1)	24,229	15,544	3,802	27
Net purchases(sales)	21,367	(22)	16,462	1,115
Transfers in and/or out of Level 3(2)	—	—	210	—
Balance as of 9/30/2010	$17,528	$—	$58,988	$1,142

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

Common Stock	Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
$(4,911)	$—	$3,802	$27

(2)  The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Computers	7.2%
Wireless Equipment	6.2
Web Portals/ISP	5.1
Commercial Services-Finance	4.5
Diversified Manufacturing Operations	4.1
E-Commerce/Products	4.1
Transport-Services	3.5
Industrial Gases	2.8
E-Commerce/Services	2.7
Oil Companies-Integrated	2.5
Investment Management/Advisor Services	2.4
Pharmacy Services	2.3
Internet Content-Information/News	2.3
Networking Products	2.0
Finance-Credit Card	2.0
Hotels/Motels	1.9
Oil Companies-Exploration & Production	1.6
Electronic Components-Semiconductors	1.5
Oil-Field Services	1.5
Distribution/Wholesale	1.4
Oil Field Machinery & Equipment	1.4
Telecom Equipment-Fiber Optics	1.4
Medical-Biomedical/Gene	1.4
Diversified Banking Institutions	1.3
Retail-Restaurants	1.3
Finance-Other Services	1.2
Retail-Auto Parts	1.2
Metal Processors & Fabrication	1.2
Apparel Manufacturers	1.1
Medical Products	1.1
Computers-Memory Devices	1.0
Multimedia	1.0
Athletic Footwear	1.0
Electric Products-Misc.	1.0
Diversified Minerals	1.0
Medical-Wholesale Drug Distribution	1.0
Computer Services	1.0
Internet Application Software	1.0
Retail-Building Products	0.9
Medical-Drugs	0.9
Banks-Super Regional	0.8
Retail-Discount	0.8
Internet Infrastructure Software	0.8
Industrial Audio & Video Products	0.8
Casino Hotels	0.8
Beverages-Non-alcoholic	0.7
Cosmetics & Toiletries	0.7
Banks-Fiduciary	0.7
Auto-Heavy Duty Trucks	0.7
Coal	0.6
Retail-Automobile	0.6
Metal-Copper	0.6
Cruise Lines	0.6
Transport-Rail	0.6
Registered Investment Companies	0.5
Machinery-Construction & Mining	0.5
Medical Instruments	0.5
Agricultural Chemicals	0.5
Machinery-Farming	0.5
Industrial Automated/Robotic	0.4
Broadcast Services/Program	0.4
Semiconductor Equipment	0.4
Non-Hazardous Waste Disposal	0.4
Gold Mining	0.3
Semiconductor Components-Integrated Circuits	0.3
Engineering/R&D Services	0.3
Computer Aided Design	0.2
Machinery-General Industrial	0.2
Engines-Internal Combustion	0.2
Insurance-Life/Health	0.2
Applications Software	0.1
Enterprise Software/Service	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 98.3%
Agricultural Chemicals — 0.5%
Potash Corp. of Saskatchewan, Inc.	1,100	$158,444
The Mosaic Co.	11,700	687,492
		845,936
Apparel Manufacturers — 1.1%
Coach, Inc.	45,400	1,950,384
Applications Software — 0.1%
Salesforce.com, Inc.†	2,400	268,320
Athletic Footwear — 1.0%
NIKE, Inc., Class B	20,700	1,658,898
Auto-Heavy Duty Trucks — 0.7%
PACCAR, Inc.	23,400	1,126,710
Banks-Fiduciary — 0.7%
Northern Trust Corp.	23,500	1,133,640
Banks-Super Regional — 0.8%
US Bancorp	43,800	946,956
Wells Fargo & Co.	18,800	472,444
		1,419,400
Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	19,400	1,288,936
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	15,600	679,380
Casino Hotels — 0.8%
Las Vegas Sands Corp.†	20,500	714,425
MGM Resorts International†	55,500	626,040
		1,340,465
Coal — 0.6%
Peabody Energy Corp.	20,700	1,014,507
Commercial Services-Finance — 4.5%
Automatic Data Processing, Inc.	8,200	344,646
Mastercard, Inc., Class A	9,700	2,172,800
The Western Union Co.	53,300	941,811
Visa, Inc., Class A	56,500	4,195,690
		7,654,947
Computer Aided Design — 0.2%
Autodesk, Inc.†	11,700	374,049
Computer Services — 1.0%
Accenture PLC, Class A	38,800	1,648,612
Computers — 7.2%
Apple, Inc.†	43,400	12,314,750
Computers-Memory Devices — 1.0%
EMC Corp.†	17,000	345,270
NetApp, Inc.†	12,500	622,375
SanDisk Corp.†	21,500	787,975
		1,755,620
Cosmetics & Toiletries — 0.7%
The Procter & Gamble Co.	21,492	1,288,875
Cruise Lines — 0.6%
Carnival PLC	25,200	990,458

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 1.4%
Fastenal Co.	29,900	$1,590,381
WW Grainger, Inc.	7,400	881,414
		2,471,795
Diversified Banking Institutions — 1.3%
JPMorgan Chase & Co.	60,700	2,310,849
Diversified Manufacturing Operations — 4.1%
3M Co.	24,300	2,107,053
Danaher Corp.	120,000	4,873,200
		6,980,253
Diversified Minerals — 1.0%
BHP Billiton, Ltd.	44,000	1,654,772
E-Commerce/Products — 4.1%
Amazon.com, Inc.†	44,100	6,926,346
E-Commerce/Services — 2.7%
Ctrip.com International, Ltd. ADR†	18,000	859,500
eBay, Inc.†	53,000	1,293,200
Liberty Media Corp. - Interactive Class A†	81,100	1,111,881
priceline.com, Inc.†	3,700	1,288,858
		4,553,439
Electric Products-Misc. — 1.0%
Emerson Electric Co.	31,500	1,658,790
Electronic Components-Semiconductors — 1.5%
Broadcom Corp., Class A	45,800	1,620,862
Rovi Corp.†	9,600	483,936
Samsung Electronics Co., Ltd.	765	521,294
		2,626,092
Engineering/R&D Services — 0.3%
McDermott International, Inc.†	32,700	483,306
Engines-Internal Combustion — 0.2%
Cummins, Inc.	3,800	344,204
Enterprise Software/Service — 0.1%
Autonomy Corp. PLC†	7,800	222,147
Finance-Credit Card — 2.0%
American Express Co.	74,100	3,114,423
Discover Financial Services	13,400	223,512
		3,337,935
Finance-Other Services — 1.2%
IntercontinentalExchange, Inc.†	13,100	1,371,832
NYSE Euronext	26,700	762,819
		2,134,651
Gold Mining — 0.3%
Agnico-Eagle Mines, Ltd.	8,000	568,240
Hotels/Motels — 1.9%
Marriott International, Inc., Class A	52,742	1,889,746
Starwood Hotels & Resorts Worldwide, Inc.	24,800	1,303,240
		3,192,986
Industrial Audio & Video Products — 0.8%
Dolby Laboratories, Inc., Class A†	23,700	1,346,397
Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	12,300	759,279

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Industrial Gases — 2.8%
Air Products & Chemicals, Inc.	9,700	$803,354
Praxair, Inc.	43,600	3,935,336
		4,738,690
Insurance-Life/Health — 0.2%
Sun Life Financial, Inc.	12,500	327,048
Internet Application Software — 1.0%
Tencent Holdings, Ltd.	75,400	1,647,190
Internet Content-Information/News — 2.3%
Baidu, Inc. ADR†	37,900	3,889,298
Internet Infrastructure Software — 0.8%
Akamai Technologies, Inc.†	27,300	1,369,914
Investment Management/Advisor Services — 2.4%
Franklin Resources, Inc.	23,200	2,480,080
Invesco, Ltd.	73,400	1,558,282
		4,038,362
Machinery-Construction & Mining — 0.5%
Bucyrus International, Inc.	8,500	589,475
Caterpillar, Inc.	4,000	314,720
		904,195
Machinery-Farming — 0.5%
Deere & Co.	11,300	788,514
Machinery-General Industrial — 0.2%
Babcock & Wilcox Company	16,350	347,928
Medical Instruments — 0.5%
Intuitive Surgical, Inc.†	3,000	851,220
Medical Products — 1.1%
Stryker Corp.	24,100	1,206,205
Zimmer Holdings, Inc.†	12,000	627,960
		1,834,165
Medical-Biomedical/Gene — 1.4%
Celgene Corp.†	16,200	933,282
Human Genome Sciences, Inc.†	17,700	527,283
Illumina, Inc.†	17,500	861,000
		2,321,565
Medical-Drugs — 0.9%
Allergan, Inc.	22,100	1,470,313
Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	26,700	1,649,526
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	16,300	2,075,805
Metal-Copper — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	11,800	1,007,602
Multimedia — 1.0%
The Walt Disney Co.	52,100	1,725,031
Networking Products — 2.0%
Cisco Systems, Inc.†	82,000	1,795,800
Juniper Networks, Inc.†	54,100	1,641,935
		3,437,735
Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	20,700	631,143

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 1.6%
EOG Resources, Inc.	28,600	$2,658,942
Oil Companies-Integrated — 1.5%
Murphy Oil Corp.	15,100	934,992
Suncor Energy, Inc.	50,600	1,647,030
		2,582,022
Oil Field Machinery & Equipment — 1.4%
Cameron International Corp.†	30,300	1,301,688
FMC Technologies, Inc.†	17,100	1,167,759
		2,469,447
Oil-Field Services — 1.5%
Schlumberger, Ltd.	41,000	2,526,010
Pharmacy Services — 2.3%
Express Scripts, Inc.†	62,000	3,019,400
Medco Health Solutions, Inc.†	17,200	895,432
		3,914,832
Retail-Auto Parts — 1.2%
AutoZone, Inc.†	4,300	984,313
O'Reilly Automotive, Inc.†	21,300	1,133,160
		2,117,473
Retail-Automobile — 0.6%
CarMax, Inc.†	36,300	1,011,318
Retail-Building Products — 0.9%
Lowe's Cos., Inc.	69,700	1,553,613
Retail-Discount — 0.8%
Costco Wholesale Corp.	21,700	1,399,433
Retail-Restaurants — 1.3%
Starbucks Corp.	86,700	2,217,786
Semiconductor Components-Integrated Circuits — 0.3%
Marvell Technology Group, Ltd.†	27,800	486,778
Semiconductor Equipment — 0.4%
ASML Holding NV	22,400	665,952
Telecom Equipment-Fiber Optics — 1.4%
Corning, Inc.	132,000	2,412,960
Transport-Rail — 0.6%
Union Pacific Corp.	11,700	957,060
Transport-Services — 3.5%
Expeditors International of Washington, Inc.	30,800	1,423,884
FedEx Corp.	34,200	2,924,100
United Parcel Service, Inc., Class B	24,800	1,653,912
		6,001,896
Web Portals/ISP — 5.1%
Google, Inc., Class A†	16,500	8,675,535
Wireless Equipment — 6.2%
American Tower Corp., Class A†	60,000	3,075,600
Crown Castle International Corp.†	93,800	4,141,270
QUALCOMM, Inc.	73,400	3,311,808
		10,528,678
Total Common Stock (cost $133,825,823)		167,560,347

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
PREFERRED STOCK — 1.0%
Oil Companies-Integrated — 1.0%
Petroleo Brasileiro SA ADR (cost $1,756,408)	50,500	$1,657,410
Total Long-Term Investment Securities (cost $135,582,231)		169,217,757
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
T. Rowe Price Reserve Investment Fund (cost $941,267)	941,267	941,267
TOTAL INVESTMENTS (cost $136,523,498)(1)	99.8%	170,159,024
Other assets less liabilities	0.2	257,954
NET ASSETS	100.0%	$170,416,978

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$12,314,750	$—	$—	$12,314,750
Web Portals/ISP	8,675,535	—	—	8,675,535
Wireless Equipment	10,528,678	—	—	10,528,678
Other Industries*	136,041,384	—	—	136,041,384
Preferred Stock	1,657,410	—	—	1,657,410
Short-Term Investment Securities:
Registered Investment Companies	—	941,267	—	941,267
Total	$169,217,757	$941,267	$—	$170,159,024

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Computers	8.9%
Medical-Biomedical/Gene	4.2
Wireless Equipment	4.2
Enterprise Software/Service	3.6
Web Portals/ISP	3.4
Networking Products	3.4
Beverages-Non-alcoholic	3.2
Diversified Banking Institutions	3.0
Medical Products	2.9
Oil-Field Services	2.6
Cosmetics & Toiletries	2.4
Applications Software	2.3
Oil Companies-Exploration & Production	2.3
Commercial Services-Finance	2.0
U.S. Government Agencies	1.9
Oil Companies-Integrated	1.7
E-Commerce/Services	1.7
Electronic Components-Semiconductors	1.5
Computer Services	1.5
Finance-Other Services	1.4
Retail-Discount	1.4
Metal-Diversified	1.3
Medical-Drugs	1.3
Transport-Services	1.2
Retail-Restaurants	1.1
Brewery	1.1
Optical Supplies	1.1
Medical Instruments	1.0
Multimedia	1.0
Diversified Manufacturing Operations	1.0
Finance-Investment Banker/Broker	1.0
Insurance-Life/Health	1.0
Electronic Connectors	0.9
Retail-Apparel/Shoe	0.9
Auto-Cars/Light Trucks	0.8
Athletic Footwear	0.8
Real Estate Management/Services	0.8
Retail-Building Products	0.8
Instruments-Scientific	0.7
Web Hosting/Design	0.7
Computers-Memory Devices	0.7
Insurance-Reinsurance	0.7
Insurance-Multi-line	0.7
Industrial Gases	0.7
Commercial Services	0.6
Electronic Components-Misc.	0.6
Exchange-Traded Funds	0.6
Banks-Commercial	0.6
Retail-Office Supplies	0.6
Metal Processors & Fabrication	0.6
Food-Misc.	0.6
Vitamins & Nutrition Products	0.6
Chemicals-Diversified	0.6
Banks-Fiduciary	0.6
Chemicals-Specialty	0.5
Telephone-Integrated	0.5
Real Estate Investment Trusts	0.5
Aerospace/Defense	0.5
Retail-Drug Store	0.5
Aerospace/Defense-Equipment	0.5
Retail-Bedding	0.4
E-Commerce/Products	0.4
Tobacco	0.4
Finance-Consumer Loans	0.4
Savings & Loans/Thrifts	0.4
Repurchase Agreements	0.4
Soap & Cleaning Preparation	0.4
Apparel Manufacturers	0.3
Real Estate Operations & Development	0.3
Finance-Credit Card	0.3
Machinery-Construction & Mining	0.3
Medical-Generic Drugs	0.3
Pharmacy Services	0.3
Investment Management/Advisor Services	0.3
Transport-Rail	0.3
Metal-Copper	0.2
Industrial Automated/Robotic	0.2
Cellular Telecom	0.2
Oil Field Machinery & Equipment	0.2
Cable/Satellite TV	0.2
Agricultural Chemicals	0.2
Medical-HMO	0.2
Gold Mining	0.2
Telecom Equipment-Fiber Optics	0.2
Retail-Major Department Stores	0.2
Coal	0.2
Hotels/Motels	0.1
Oil & Gas Drilling	0.1
Electric Products-Misc.	0.1
Consumer Products-Misc.	0.1
Retail-Auto Parts	0.1
Internet Security	0.1
Retail-Consumer Electronics	0.1
Distribution/Wholesale	0.1
Machinery-Farming	0.1
Retail-Regional Department Stores	0.1
Broadcast Services/Program	0.1
Electronic Forms	0.1
Medical Labs & Testing Services	0.1
Energy-Alternate Sources	0.1
Semiconductor Components-Integrated Circuits	0.1
Engines-Internal Combustion	0.1
Toys	0.1
Schools	0.1
Semiconductor Equipment	0.1
Casino Hotels	0.1
Electric-Integrated	0.1
Electronic Measurement Instruments	0.1
Internet Infrastructure Software	0.1
Paper & Related Products	0.1
Metal-Iron	0.1
Data Processing/Management	0.1
Steel-Producers	0.1
Advertising Agencies	0.1
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.1%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	2,975	$117,453
Aerospace/Defense — 0.5%
General Dynamics Corp.	3,278	205,891
Raytheon Co.	13,625	622,799
Rockwell Collins, Inc.	2,463	143,470
The Boeing Co.	4,471	297,500
		1,269,660
Aerospace/Defense-Equipment — 0.5%
Goodrich Corp.	1,963	144,732
United Technologies Corp.	14,556	1,036,824
		1,181,556
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,114	106,387
Monsanto Co.	8,468	405,871
Syngenta AG	202	50,200
		562,458
Apparel Manufacturers — 0.3%
Coach, Inc.	4,660	200,194
Polo Ralph Lauren Corp.	6,727	604,488
VF Corp.	745	60,360
		865,042
Applications Software — 2.3%
Citrix Systems, Inc.†	2,929	199,875
Compuware Corp.†	1,609	13,725
Intuit, Inc.†	4,921	215,589
Microsoft Corp.	206,782	5,064,091
Red Hat, Inc.†	2,960	121,360
Salesforce.com, Inc.†	2,035	227,513
		5,842,153
Athletic Footwear — 0.8%
NIKE, Inc., Class B	26,016	2,084,922
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	1,090	36,417
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	177,775	2,175,966
Banks-Commercial — 0.6%
Standard Chartered PLC	53,813	1,543,606
Banks-Fiduciary — 0.6%
Northern Trust Corp.	29,547	1,425,347
Beverages-Non-alcoholic — 3.2%
Coca-Cola Enterprises, Inc.†	3,937	122,047
Dr Pepper Snapple Group, Inc.	1,909	67,808
PepsiCo, Inc.	76,049	5,052,696
The Coca-Cola Co.	52,324	3,062,000
		8,304,551
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,214	74,831
Brewery — 1.1%
Anheuser-Busch InBev NV	48,212	2,836,035

Security Description	Shares	Value (Note 2)
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	3,523	$153,427
Scripps Networks Interactive Inc., Class A	1,355	64,471
		217,898
Cable/Satellite TV — 0.2%
DIRECTV, Class A†	13,581	565,377
Casino Hotels — 0.1%
Wynn Resorts, Ltd.	1,935	167,900
Casino Services — 0.0%
International Game Technology	2,616	37,801
Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	10,960	584,497
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	7,670	342,235
FMC Corp.	1,136	77,714
Israel Chemicals, Ltd.	64,464	909,335
PPG Industries, Inc.	1,708	124,342
		1,453,626
Chemicals-Specialty — 0.5%
Ecolab, Inc.	23,830	1,209,134
International Flavors & Fragrances, Inc.	1,251	60,699
Sigma-Aldrich Corp.	1,901	114,782
		1,384,615
Coal — 0.2%
Consol Energy, Inc.	3,538	130,765
Massey Energy Co.	1,600	49,632
Peabody Energy Corp.	4,217	206,675
		387,072
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	699	52,523
Commercial Services — 0.6%
Iron Mountain, Inc.	74,280	1,659,415
Commercial Services-Finance — 2.0%
Automatic Data Processing, Inc.	3,392	142,566
Equifax, Inc.	979	30,545
Global Payments, Inc.	19,360	830,350
H&R Block, Inc.	1,643	21,277
Mastercard, Inc., Class A	6,856	1,535,744
Moody's Corp.	1,799	44,939
Paychex, Inc.	3,171	87,171
The Western Union Co.	61,268	1,082,606
Total System Services, Inc.	1,485	22,631
Visa, Inc., Class A	19,373	1,438,639
		5,236,468
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,561	113,845
Computer Services — 1.5%
Cognizant Technology Solutions Corp., Class A†	17,511	1,128,934
Computer Sciences Corp.	1,451	66,746
International Business Machines Corp.	19,761	2,650,741
		3,846,421

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers — 8.9%
Apple, Inc.†	77,048	$21,862,370
Hewlett-Packard Co.	24,516	1,031,388
		22,893,758
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,621	101,066
Computers-Memory Devices — 0.7%
EMC Corp.†	32,174	653,454
NetApp, Inc.†	18,998	945,911
SanDisk Corp.†	2,045	74,949
Western Digital Corp.†	3,593	102,005
		1,776,319
Consumer Products-Misc. — 0.1%
Clorox Co.	1,023	68,295
Kimberly-Clark Corp.	3,655	237,758
		306,053
Containers-Metal/Glass — 0.0%
Ball Corp.	918	54,024
Owens-Illinois, Inc.†	1,332	37,376
		91,400
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,088	35,882
Cosmetics & Toiletries — 2.4%
Avon Products, Inc.	48,759	1,565,651
Colgate-Palmolive Co.	21,999	1,690,843
The Estee Lauder Cos., Inc., Class A	3,084	195,001
The Procter & Gamble Co.	44,150	2,647,676
		6,099,171
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	784	58,126
Fiserv, Inc.†	1,411	75,940
		134,066
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,454	46,484
Patterson Cos., Inc.	1,146	32,833
		79,317
Dialysis Centers — 0.0%
DaVita, Inc.†	1,608	111,000
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	836	68,076
Distribution/Wholesale — 0.1%
Fastenal Co.	2,310	122,869
WW Grainger, Inc.	1,112	132,450
		255,319
Diversified Banking Institutions — 3.0%
Bank of America Corp.	213,697	2,801,568
JPMorgan Chase & Co.	74,420	2,833,169
Morgan Stanley	28,190	695,729
The Goldman Sachs Group, Inc.	9,801	1,417,029
		7,747,495

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 1.0%
3M Co.	6,034	$523,208
Danaher Corp.	21,836	886,760
Dover Corp.	1,550	80,925
Honeywell International, Inc.	12,099	531,630
Illinois Tool Works, Inc.	5,207	244,833
ITT Corp.	2,873	134,543
Tyco International, Ltd.	3,587	131,751
		2,533,650
Diversified Operations — 0.0%
Leucadia National Corp.†	1,449	34,225
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	7,016	1,101,933
E-Commerce/Services — 1.7%
eBay, Inc.†	159,090	3,881,796
Expedia, Inc.	4,457	125,732
priceline.com, Inc.†	758	264,042
		4,271,570
Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,833	254,506
LG Electronics, Inc.	614	51,748
		306,254
Electric-Generation — 0.0%
The AES Corp.†	7,589	86,135
Electric-Integrated — 0.1%
Exelon Corp.	3,935	167,552
Electronic Components-Misc. — 0.6%
Tyco Electronics, Ltd.	54,660	1,597,165
Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	5,390	38,323
Altera Corp.	4,813	145,160
Broadcom Corp., Class A	30,928	1,094,542
Intel Corp.	38,385	738,144
LSI Corp.†	4,827	22,011
Microchip Technology, Inc.	1,631	51,295
Micron Technology, Inc.†	7,321	52,784
National Semiconductor Corp.	1,689	21,568
NVIDIA Corp.†	8,993	105,038
QLogic Corp.†	1,712	30,200
Texas Instruments, Inc.	11,985	325,273
Xilinx, Inc.	47,972	1,276,535
		3,900,873
Electronic Connectors — 0.9%
Amphenol Corp., Class A	49,198	2,409,718
Electronic Forms — 0.1%
Adobe Systems, Inc.†	8,229	215,188
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	2,713	90,533
FLIR Systems, Inc.†	2,477	63,659
		154,192
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	1,340	197,449

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,962	$177,718
Enterprise Software/Service — 3.6%
BMC Software, Inc.†	2,799	113,304
CA, Inc.	4,770	100,742
Oracle Corp.	343,149	9,213,551
		9,427,597
Entertainment Software — 0.0%
Electronic Arts, Inc.†	1,915	31,463
Filtration/Separation Products — 0.0%
Pall Corp.	841	35,019
Finance-Consumer Loans — 0.4%
SLM Corp.†	88,222	1,018,964
Finance-Credit Card — 0.3%
American Express Co.	18,852	792,350
Finance-Investment Banker/Broker — 1.0%
The Charles Schwab Corp.	178,224	2,477,314
Finance-Other Services — 1.4%
CME Group, Inc.	12,743	3,318,914
IntercontinentalExchange, Inc.†	1,160	121,475
NYSE Euronext	2,817	80,482
		3,520,871
Food-Confectionery — 0.0%
The Hershey Co.	1,495	71,147
Food-Misc. — 0.6%
Campbell Soup Co.	2,447	87,480
ConAgra Foods, Inc.	3,444	75,562
General Mills, Inc.	5,232	191,177
H.J. Heinz Co.	2,494	118,141
Kellogg Co.	3,492	176,381
Kraft Foods, Inc., Class A	25,466	785,881
McCormick & Co., Inc.	981	41,241
		1,475,863
Food-Retail — 0.0%
Whole Foods Market, Inc.†	2,693	99,937
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,038	36,642
Weyerhaeuser Co.	2,266	35,712
		72,354
Gold Mining — 0.2%
Newmont Mining Corp.	7,714	484,516
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,336	92,825
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	3,922	140,525
Starwood Hotels & Resorts Worldwide, Inc.	2,979	156,546
Wyndham Worldwide Corp.	2,799	76,889
		373,960
Human Resources — 0.0%
Monster Worldwide, Inc.†	997	12,921
Robert Half International, Inc.	1,202	31,252
		44,173

Security Description	Shares	Value (Note 2)
Independent Power Producers — 0.0%
NRG Energy, Inc.†	2,459	$51,196
Industrial Automated/Robotic — 0.2%
Fanuc, Ltd.	4,300	547,544
Rockwell Automation, Inc.	911	56,236
		603,780
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	1,865	154,459
Airgas, Inc.	773	52,526
Praxair, Inc.	16,505	1,489,741
		1,696,726
Instruments-Scientific — 0.7%
Thermo Fisher Scientific, Inc.†	37,727	1,806,369
Waters Corp.†	1,442	102,065
		1,908,434
Insurance-Life/Health — 1.0%
Aflac, Inc.	2,803	144,943
Principal Financial Group, Inc.	2,911	75,453
Prudential Financial, Inc.	4,244	229,940
Prudential PLC	199,813	1,997,885
		2,448,221
Insurance-Multi-line — 0.7%
ACE, Ltd.	27,370	1,594,302
XL Group PLC	5,359	116,076
		1,710,378
Insurance-Reinsurance — 0.7%
Berkshire Hathaway, Inc., Class B†	21,295	1,760,671
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	2,845	142,762
Internet Security — 0.1%
McAfee, Inc.†	2,383	112,621
Symantec Corp.†	8,286	125,699
VeriSign, Inc.†	1,091	34,628
		272,948
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,203	104,268
Federated Investors, Inc., Class B	1,615	36,757
Franklin Resources, Inc.	1,907	203,858
Invesco, Ltd.	7,335	155,722
Janus Capital Group, Inc.	2,877	31,503
Legg Mason, Inc.	750	22,733
T. Rowe Price Group, Inc.	4,016	201,061
		755,902
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	9,878	777,201
Machinery-Farming — 0.1%
Deere & Co.	3,653	254,906
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	915	59,640
Machinery-Pumps — 0.0%
Flowserve Corp.	876	95,852
Medical Information Systems — 0.0%
Cerner Corp.†	1,292	108,515

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Instruments — 1.0%
Intuitive Surgical, Inc.†	617	$175,068
Medtronic, Inc.	16,919	568,140
St. Jude Medical, Inc.†	48,530	1,909,170
		2,652,378
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,611	126,351
Quest Diagnostics, Inc.	1,610	81,256
		207,607
Medical Products — 2.9%
Baxter International, Inc.	54,404	2,595,615
Becton, Dickinson and Co.	1,891	140,123
Hospira, Inc.†	2,621	149,423
Johnson & Johnson	63,665	3,944,684
Stryker Corp.	6,219	311,261
Varian Medical Systems, Inc.†	1,906	115,313
Zimmer Holdings, Inc.†	3,149	164,787
		7,421,206
Medical-Biomedical/Gene — 4.2%
Amgen, Inc.†	15,612	860,377
Biogen Idec, Inc.†	19,742	1,107,921
Celgene Corp.†	96,439	5,555,851
Genzyme Corp.†	1,996	141,297
Gilead Sciences, Inc.†	87,508	3,116,160
Life Technologies Corp.†	2,872	134,094
		10,915,700
Medical-Drugs — 1.3%
Abbott Laboratories	12,821	669,769
Allergan, Inc.	4,818	320,542
Bristol-Myers Squibb Co.	11,822	320,494
Cephalon, Inc.†	530	33,093
Eli Lilly & Co.	9,395	343,199
Forest Laboratories, Inc.†	2,908	89,945
Merck & Co., Inc.	43,928	1,616,990
		3,394,032
Medical-Generic Drugs — 0.3%
Mylan, Inc.†	4,847	91,172
Teva Pharmaceutical Industries, Ltd. ADR	11,387	600,664
Watson Pharmaceuticals, Inc.†	1,957	82,801
		774,637
Medical-HMO — 0.2%
CIGNA Corp.	4,265	152,602
UnitedHealth Group, Inc.	10,040	352,504
		505,106
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	11,884	1,513,427
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	7,371	629,410
Metal-Diversified — 1.3%
Ivanhoe Mines, Ltd.†	148,285	3,471,352

Security Description	Shares	Value (Note 2)
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	2,122	$135,638
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,435	69,251
Multimedia — 1.0%
News Corp., Class A	75,386	984,541
The McGraw-Hill Cos., Inc.	2,470	81,658
Viacom, Inc., Class B	41,813	1,513,213
		2,579,412
Networking Products — 3.4%
Cisco Systems, Inc.†	388,892	8,516,735
Juniper Networks, Inc.†	8,146	247,231
		8,763,966
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,580	78,664
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	2,178	147,603
Helmerich & Payne, Inc.	1,658	67,083
Nabors Industries, Ltd.†	2,860	51,652
Rowan Cos., Inc.†	1,796	54,526
		320,864
Oil Companies-Exploration & Production — 2.3%
Anadarko Petroleum Corp.	7,754	442,366
Apache Corp.	5,707	557,916
Cabot Oil & Gas Corp.	963	28,996
Denbury Resources, Inc.†	6,256	99,408
Devon Energy Corp.	2,726	176,481
EOG Resources, Inc.	3,971	369,184
EQT Corp.	1,122	40,459
Noble Energy, Inc.	2,739	205,671
Occidental Petroleum Corp.	26,003	2,036,035
Pioneer Natural Resources Co.	1,817	118,160
QEP Resources, Inc.	1,756	52,926
Range Resources Corp.	2,507	95,592
Southwestern Energy Co.†	47,686	1,594,620
		5,817,814
Oil Companies-Integrated — 1.7%
BG Group PLC	44,050	773,981
Exxon Mobil Corp.	42,282	2,612,605
Murphy Oil Corp.	1,773	109,784
Petroleo Brasileiro SA ADR	27,240	987,995
		4,484,365
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	3,795	163,033
FMC Technologies, Inc.†	1,880	128,385
National Oilwell Varco, Inc.	6,566	291,990
		583,408
Oil-Field Services — 2.6%
Baker Hughes, Inc.	6,754	287,721
Halliburton Co.	70,534	2,332,559
Schlumberger, Ltd.	68,444	4,216,835
		6,837,115
Optical Supplies — 1.1%
Alcon, Inc.	16,829	2,806,909

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Paper & Related Products — 0.1%
International Paper Co.	3,492	$75,951
MeadWestvaco Corp.	2,676	65,241
		141,192
Pharmacy Services — 0.3%
Express Scripts, Inc.†	8,498	413,852
Medco Health Solutions, Inc.†	6,794	353,696
		767,548
Pipelines — 0.0%
El Paso Corp.	5,846	72,374
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	1,159	14,175
Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co., Class A	605	12,935
AvalonBay Communities, Inc.	614	63,813
Boston Properties, Inc.	808	67,161
Equity Residential	1,688	80,298
HCP, Inc.	4,858	174,791
Health Care REIT, Inc.	790	37,399
ProLogis	7,470	87,996
Public Storage	1,306	126,734
Simon Property Group, Inc.	4,588	425,491
Ventas, Inc.	2,461	126,914
Vornado Realty Trust	1,000	85,530
		1,289,062
Real Estate Management/Services — 0.8%
CB Richard Ellis Group, Inc., Class A†	107,188	1,959,397
Real Estate Operations & Development — 0.3%
Hang Lung Properties, Ltd.	166,000	807,658
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	1,383	54,379
Limited Brands, Inc.	73,192	1,960,082
Ross Stores, Inc.	1,887	103,068
The Gap, Inc.	5,430	101,215
Urban Outfitters, Inc.†	2,586	81,304
		2,300,048
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	737	168,706
O'Reilly Automotive, Inc.†	2,174	115,657
		284,363
Retail-Automobile — 0.0%
CarMax, Inc.†	3,505	97,649
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	25,641	1,113,076
Retail-Building Products — 0.8%
Lowe's Cos., Inc.	87,877	1,958,778
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,413	27,850
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,532	266,702

Security Description	Shares	Value (Note 2)
Retail-Discount — 1.4%
Costco Wholesale Corp.	31,326	$2,020,214
Target Corp.	27,992	1,495,892
		3,516,106
Retail-Drug Store — 0.5%
CVS Caremark Corp.	28,901	909,514
Walgreen Co.	9,148	306,458
		1,215,972
Retail-Jewelry — 0.0%
Tiffany & Co.	1,978	92,946
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	3,434	127,745
TJX Cos., Inc.	6,277	280,142
		407,887
Retail-Office Supplies — 0.6%
Staples, Inc.	73,106	1,529,378
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	4,826	254,234
Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	1,388	59,379
McDonald's Corp.	24,199	1,803,067
Starbucks Corp.	11,596	296,626
Yum! Brands, Inc.	17,159	790,343
		2,949,415
Savings & Loans/Thrifts — 0.4%
Hudson City Bancorp, Inc.	8,251	101,157
People's United Financial, Inc.	62,404	816,869
		918,026
Schools — 0.1%
Apollo Group, Inc., Class A†	2,311	118,670
DeVry, Inc.	1,108	54,525
		173,195
Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	2,615	82,059
Linear Technology Corp.	3,517	108,077
		190,136
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	6,908	80,685
KLA-Tencor Corp.	1,157	40,761
Novellus Systems, Inc.†	662	17,596
Teradyne, Inc.†	2,841	31,649
		170,691
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC	16,349	899,149
Steel-Producers — 0.1%
AK Steel Holding Corp.	1,051	14,515
Nucor Corp.	3,016	115,211
		129,726
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	865	40,179

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	24,467	$447,257
JDS Uniphase Corp.†	2,222	27,530
		474,787
Telecommunication Equipment — 0.0%
Harris Corp.	1,274	56,425
Tellabs, Inc.	2,091	15,578
		72,003
Telephone-Integrated — 0.5%
AT&T, Inc.	46,290	1,323,894
Windstream Corp.	3,255	40,004
		1,363,898
Television — 0.0%
CBS Corp., Class B	4,906	77,809
Tobacco — 0.4%
Altria Group, Inc.	10,122	243,130
Lorillard, Inc.	951	76,375
Philip Morris International, Inc.	12,635	707,813
		1,027,318
Tools-Hand Held — 0.0%
Stanley Black & Decker. Inc.	1,687	103,379
Toys — 0.1%
Hasbro, Inc.	2,191	97,521
Mattel, Inc.	3,325	78,005
		175,526
Transport-Rail — 0.3%
CSX Corp.	3,747	207,284
Norfolk Southern Corp.	2,483	147,763
Union Pacific Corp.	4,522	369,900
		724,947
Transport-Services — 1.2%
C.H. Robinson Worldwide, Inc.	1,663	116,277
Expeditors International of Washington, Inc.	1,729	79,932
United Parcel Service, Inc., Class B	43,185	2,880,007
		3,076,216
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	25,691	1,462,075
Web Hosting/Design — 0.7%
Equinix, Inc.†	17,800	1,821,830
Web Portals/ISP — 3.4%
Google, Inc., Class A†	13,761	7,235,396
Yahoo!, Inc.†	112,271	1,590,880
		8,826,276

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment — 4.2%
American Tower Corp., Class A†	64,782	$3,320,725
Crown Castle International Corp.†	70,516	3,113,282
QUALCOMM, Inc.	99,227	4,477,122
		10,911,129
Total Common Stock (cost $214,493,859)		251,211,850
EXCHANGE-TRADED FUNDS — 0.6%
iShares S&P 500 Growth Index Fund (cost $1,513,670)	26,800	1,591,116
Total Long-Term Investment Securities (cost $216,007,529)		252,802,966
SHORT-TERM INVESTMENT SECURITIES — 1.9%
U.S. Government Agencies — 1.9%
Federal Home Loan Bank Disc. Notes 0.01% due 10/01/10	$4,900,000	4,900,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.14% due 12/16/10(1)	61,000	60,984
Total Short-Term Investment Securities (cost $4,960,982)		4,960,984
REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 09/30/10, to be repurchased 10/01/10 in the amount of $738,000 and collateralized by $705,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having an approximate value of $754,844	738,000	738,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	179,000	179,000
Total Repurchase Agreements (cost $917,000)		917,000
TOTAL INVESTMENTS (cost $221,885,511)(3)	100.0%	258,680,950
Other assets less liabilities	0.0	115,914
NET ASSETS	100.0%	$258,796,864

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	December 2010	$578,420	$594,300	$15,880

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$22,893,758	$—	$—	$22,893,758
Other Industries*	228,318,092	—	—	228,318,092
Exchange Traded Funds	1,591,116	—	—	1,591,116
Short-Term Investment Securities:
U.S. Government Agencies	—	4,900,000	—	4,900,000
U.S. Government Treasuries	—	60,984	—	60,984
Repurchase Agreements	—	917,000	—	917,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	15,880	—	—	15,880
Total	$252,818,846	$5,877,984	$—	$258,696,830

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Oil Companies-Integrated	5.5%
Computers	5.0
Diversified Banking Institutions	4.6
Diversified Manufacturing Operations	3.7
Medical-Drugs	3.4
Web Portals/ISP	3.0
Time Deposits	2.6
Wireless Equipment	2.5
Medical Products	2.4
Electric-Integrated	2.3
Multimedia	2.2
Commercial Services-Finance	2.1
Oil Companies-Exploration & Production	2.0
Transport-Services	1.9
Telephone-Integrated	1.9
Retail-Discount	1.9
Finance-Credit Card	1.9
Banks-Super Regional	1.8
Cosmetics & Toiletries	1.7
Beverages-Non-alcoholic	1.7
E-Commerce/Products	1.6
Networking Products	1.6
Applications Software	1.5
Electronic Components-Semiconductors	1.5
Computer Services	1.5
Investment Management/Advisor Services	1.4
Aerospace/Defense	1.4
Retail-Restaurants	1.3
Tobacco	1.1
E-Commerce/Services	1.1
Industrial Gases	1.1
Food-Misc.	1.0
Computers-Memory Devices	1.0
Oil Field Machinery & Equipment	1.0
Retail-Building Products	1.0
Medical-HMO	1.0
Pharmacy Services	1.0
Oil-Field Services	0.9
Medical-Biomedical/Gene	0.9
Transport-Rail	0.9
Insurance-Multi-line	0.8
Enterprise Software/Service	0.8
Internet Content-Information/News	0.8
Coal	0.8
Aerospace/Defense-Equipment	0.8
Cable/Satellite TV	0.8
Hotels/Motels	0.7
Insurance-Life/Health	0.7
Retail-Drug Store	0.7
Retail-Apparel/Shoe	0.6
Telecom Equipment-Fiber Optics	0.6
Distribution/Wholesale	0.6
Finance-Other Services	0.6
Apparel Manufacturers	0.5
Metal Processors & Fabrication	0.5
Medical-Wholesale Drug Distribution	0.5
Electric Products-Misc.	0.5
Retail-Auto Parts	0.5
Banks-Fiduciary	0.4
Athletic Footwear	0.4
Real Estate Investment Trusts	0.4
Insurance-Reinsurance	0.4
Medical Instruments	0.4
Oil & Gas Drilling	0.4
Paper & Related Products	0.3
Metal-Copper	0.3
Machinery-Construction & Mining	0.3
Internet Infrastructure Software	0.3
Casino Hotels	0.3
Auto-Heavy Duty Trucks	0.3
Chemicals-Diversified	0.3
Industrial Audio & Video Products	0.3
Agricultural Chemicals	0.3
Machinery-Farming	0.3
Retail-Automobile	0.3
Non-Hazardous Waste Disposal	0.2
Semiconductor Equipment	0.2
Broadcast Services/Program	0.2
Gold Mining	0.2
Industrial Automated/Robotic	0.2
Insurance-Property/Casualty	0.2
Banks-Commercial	0.2
Semiconductor Components-Integrated Circuits	0.2
Engineering/R&D Services	0.1
Consumer Products-Misc.	0.1
Auto-Cars/Light Trucks	0.1
Pipelines	0.1
Retail-Major Department Stores	0.1
Food-Retail	0.1
Instruments-Scientific	0.1
Engines-Internal Combustion	0.1
Computer Aided Design	0.1
Gas-Distribution	0.1
Machinery-General Industrial	0.1
Chemicals-Specialty	0.1
Retail-Regional Department Stores	0.1
Internet Security	0.1
Insurance Brokers	0.1
Oil Refining & Marketing	0.1
Agricultural Operations	0.1
Auto/Truck Parts & Equipment-Original	0.1
Steel-Producers	0.1
Retail-Consumer Electronics	0.1
Finance-Investment Banker/Broker	0.1
Cellular Telecom	0.1
Data Processing/Management	0.1
Containers-Paper/Plastic	0.1
Office Automation & Equipment	0.1
Retail-Office Supplies	0.1
Advertising Agencies	0.1
Building-Residential/Commercial	0.1
Food-Wholesale/Distribution	0.1
Cruise Lines	0.1
Medical Labs & Testing Services	0.1
Electronic Measurement Instruments	0.1
Tools-Hand Held	0.1
Food-Confectionery	0.1
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.5%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	209	$8,252
The Interpublic Group of Cos., Inc.†	340	3,410
		11,662
Aerospace/Defense — 1.4%
General Dynamics Corp.	2,463	154,701
Lockheed Martin Corp.	212	15,111
Northrop Grumman Corp.	205	12,429
Raytheon Co.	260	11,885
Rockwell Collins, Inc.	107	6,233
The Boeing Co.	1,517	100,941
		301,300
Aerospace/Defense-Equipment — 0.8%
Goodrich Corp.	85	6,267
United Technologies Corp.	2,235	159,199
		165,466
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	49	4,679
Monsanto Co.	372	17,830
Potash Corp. of Saskatchewan, Inc.	50	7,202
The Mosaic Co.	500	29,380
		59,091
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	438	13,981
Airlines — 0.0%
Southwest Airlines Co.	507	6,626
Apparel Manufacturers — 0.5%
Coach, Inc.	2,208	94,856
Polo Ralph Lauren Corp.	45	4,044
VF Corp.	61	4,942
		103,842
Appliances — 0.0%
Whirlpool Corp.	52	4,210
Applications Software — 1.5%
Citrix Systems, Inc.†	127	8,666
Compuware Corp.†	156	1,331
Intuit, Inc.†	214	9,375
Microsoft Corp.	11,593	283,913
Red Hat, Inc.†	131	5,371
Salesforce.com, Inc.†	227	25,379
		334,035
Athletic Footwear — 0.4%
NIKE, Inc., Class B	1,185	94,966
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	48	1,604
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,320	28,397
Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	1,319	63,510
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	458	13,969
Banks-Commercial — 0.2%
BB&T Corp.	471	11,342
First Horizon National Corp.†	322	3,674

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
M&T Bank Corp.	58	$4,745
Marshall & Ilsley Corp.	732	5,153
Regions Financial Corp.	855	6,216
Zions Bancorporation	236	5,041
		36,171
Banks-Fiduciary — 0.4%
Northern Trust Corp.	1,265	61,024
State Street Corp.	342	12,880
The Bank of New York Mellon Corp.	826	21,583
		95,487
Banks-Super Regional — 1.8%
Capital One Financial Corp.	311	12,300
Comerica, Inc.	120	4,458
Fifth Third Bancorp	541	6,508
Huntington Bancshares, Inc.	498	2,824
KeyCorp	611	4,864
PNC Financial Services Group, Inc.	358	18,584
SunTrust Banks, Inc.	340	8,782
US Bancorp	3,405	73,616
Wells Fargo & Co.	10,048	252,506
		384,442
Beverages-Non-alcoholic — 1.7%
Coca-Cola Enterprises, Inc.†	222	6,882
Dr Pepper Snapple Group, Inc.	167	5,932
PepsiCo, Inc.	3,998	265,627
The Coca-Cola Co.	1,571	91,935
		370,376
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	74	4,561
Constellation Brands, Inc., Class A†	266	4,706
		9,267
Brewery — 0.0%
Molson Coors Brewing Co., Class B	107	5,053
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	994	43,289
Scripps Networks Interactive Inc., Class A	62	2,950
		46,239
Building Products-Wood — 0.0%
Masco Corp.	498	5,483
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	384	4,270
Lennar Corp., Class A	226	3,476
Pulte Group, Inc.†	442	3,872
		11,618
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	6,922	125,150
DIRECTV, Class A†	619	25,769
Time Warner Cable, Inc.	241	13,011
		163,930
Casino Hotels — 0.3%
Las Vegas Sands Corp.†	900	31,365
MGM Resorts International†	2,700	30,456

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Casino Hotels (continued)
Wynn Resorts, Ltd.	48	$4,165
		65,986
Casino Services — 0.0%
International Game Technology	207	2,991
Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	364	3,807
Sprint Nextel Corp.†	2,030	9,399
		13,206
Chemicals-Diversified — 0.3%
E.I. du Pont de Nemours & Co.	617	27,531
FMC Corp.	51	3,489
PPG Industries, Inc.	113	8,226
The Dow Chemical Co.	787	21,611
		60,857
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	50	3,700
Ecolab, Inc.	159	8,068
International Flavors & Fragrances, Inc.	55	2,668
Sigma-Aldrich Corp.	84	5,072
		19,508
Coal — 0.8%
Consol Energy, Inc.	3,157	116,683
Massey Energy Co.	72	2,233
Peabody Energy Corp.	1,083	53,078
		171,994
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	64	4,809
Commercial Services — 0.0%
Iron Mountain, Inc.	126	2,815
Quanta Services, Inc.†	294	5,609
		8,424
Commercial Services-Finance — 2.1%
Automatic Data Processing, Inc.	1,043	43,837
Equifax, Inc.	88	2,746
H&R Block, Inc.	229	2,966
Mastercard, Inc., Class A	536	120,064
Moody's Corp.	137	3,422
Paychex, Inc.	219	6,020
The Western Union Co.	2,708	47,850
Total System Services, Inc.	137	2,088
Visa, Inc., Class A	2,983	221,518
		450,511
Computer Aided Design — 0.1%
Autodesk, Inc.†	659	21,068
Computer Services — 1.5%
Accenture PLC, Class A	1,820	77,332
Cognizant Technology Solutions Corp., Class A†	204	13,152
Computer Sciences Corp.	107	4,922
International Business Machines Corp.	1,673	224,416
		319,822

Security Description	Shares	Value (Note 2)
Computers — 5.0%
Apple, Inc.†	3,200	$908,000
Dell, Inc.†	1,174	15,215
Hewlett-Packard Co.	4,190	176,273
		1,099,488
Computers-Integrated Systems — 0.0%
Teradata Corp.†	116	4,473
Computers-Memory Devices — 1.0%
EMC Corp.†	7,100	144,201
NetApp, Inc.†	735	36,596
SanDisk Corp.†	1,057	38,739
Western Digital Corp.†	159	4,514
		224,050
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	110	4,908
Consulting Services — 0.0%
SAIC, Inc.†	203	3,244
Consumer Products-Misc. — 0.1%
Clorox Co.	96	6,409
Fortune Brands, Inc.	106	5,218
Kimberly-Clark Corp.	282	18,344
		29,971
Containers-Metal/Glass — 0.0%
Ball Corp.	64	3,766
Owens-Illinois, Inc.†	115	3,227
		6,993
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	152	4,826
Pactiv Corp.†	92	3,034
Sealed Air Corp.	222	4,991
		12,851
Cosmetics & Toiletries — 1.7%
Avon Products, Inc.	292	9,376
Colgate-Palmolive Co.	334	25,671
The Estee Lauder Cos., Inc., Class A	81	5,122
The Procter & Gamble Co.	5,711	342,489
		382,658
Cruise Lines — 0.1%
Carnival Corp.	295	11,272
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	35	2,595
Fidelity National Information Services, Inc.	174	4,721
Fiserv, Inc.†	104	5,597
		12,913
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	102	3,261
Patterson Cos., Inc.	65	1,862
		5,123
Dialysis Centers — 0.0%
DaVita, Inc.†	72	4,970
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	66	5,374

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Distribution/Wholesale — 0.6%
Fastenal Co.	1,391	$73,987
Genuine Parts Co.	110	4,905
WW Grainger, Inc.	392	46,691
		125,583
Diversified Banking Institutions — 4.6%
Bank of America Corp.	17,833	233,791
Citigroup, Inc.†	51,394	200,437
JPMorgan Chase & Co.	10,410	396,309
Morgan Stanley	4,952	122,215
The Goldman Sachs Group, Inc.	351	50,747
		1,003,499
Diversified Manufacturing Operations — 3.7%
3M Co.	2,536	219,896
Danaher Corp.	5,858	237,893
Dover Corp.	127	6,631
Eaton Corp.	114	9,404
General Electric Co.	16,971	275,779
Honeywell International, Inc.	522	22,937
Illinois Tool Works, Inc.	264	12,413
ITT Corp.	125	5,854
Leggett & Platt, Inc.	206	4,689
Parker Hannifin Corp.	110	7,707
Textron, Inc.	190	3,906
Tyco International, Ltd.	348	12,782
		819,891
Diversified Operations — 0.0%
Leucadia National Corp.†	132	3,118
E-Commerce/Products — 1.6%
Amazon.com, Inc.†	2,284	358,725
E-Commerce/Services — 1.1%
Ctrip.com International, Ltd. ADR†	700	33,425
eBay, Inc.†	3,174	77,446
Expedia, Inc.	144	4,062
Liberty Media Corp. - Interactive, Class A†	3,800	52,098
priceline.com, Inc.†	192	66,881
		233,912
Electric Products-Misc. — 0.5%
Emerson Electric Co.	1,863	98,105
Molex, Inc.	188	3,935
		102,040
Electric-Generation — 0.0%
The AES Corp.†	464	5,266
Electric-Integrated — 2.3%
Allegheny Energy, Inc.	236	5,787
Ameren Corp.	162	4,601
American Electric Power Co., Inc.	326	11,811
CMS Energy Corp.	320	5,766
Consolidated Edison, Inc.	192	9,258
Constellation Energy Group, Inc.	140	4,514
Dominion Resources, Inc.	406	17,726
DTE Energy Co.	117	5,374
Duke Energy Corp.	894	15,833
Edison International	222	7,635

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
Entergy Corp.	129	$9,872
Exelon Corp.	2,450	104,321
FirstEnergy Corp.	208	8,016
Integrys Energy Group, Inc.	108	5,622
NextEra Energy, Inc.	1,882	102,362
Northeast Utilities	122	3,608
Pepco Holdings, Inc.	310	5,766
PG&E Corp.	2,254	102,377
Pinnacle West Capital Corp.	75	3,095
PPL Corp.	319	8,686
Progress Energy, Inc.	196	8,706
Public Service Enterprise Group, Inc.	345	11,413
SCANA Corp.	79	3,185
Southern Co.	562	20,929
TECO Energy, Inc.	298	5,161
Wisconsin Energy Corp.	81	4,682
Xcel Energy, Inc.	313	7,190
		503,296
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	270	3,891
Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	393	2,794
Altera Corp.	205	6,183
Broadcom Corp., Class A	2,394	84,724
Intel Corp.	9,689	186,319
LSI Corp.†	454	2,070
MEMC Electronic Materials, Inc.†	316	3,767
Microchip Technology, Inc.	129	4,057
Micron Technology, Inc.†	594	4,283
National Semiconductor Corp.	165	2,107
NVIDIA Corp.†	398	4,649
QLogic Corp.†	78	1,376
Texas Instruments, Inc.	832	22,580
Xilinx, Inc.	180	4,790
		329,699
Electronic Connectors — 0.0%
Amphenol Corp., Class A	118	5,780
Electronic Forms — 0.0%
Adobe Systems, Inc.†	359	9,388
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	237	7,909
FLIR Systems, Inc.†	107	2,750
		10,659
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	80	5,782
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	33	4,863
Engineering/R&D Services — 0.1%
Fluor Corp.	124	6,141
Jacobs Engineering Group, Inc.†	87	3,367
McDermott International, Inc.†	1,460	21,579
		31,087
Engines-Internal Combustion — 0.1%
Cummins, Inc.	237	21,467

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service — 0.8%
BMC Software, Inc.†	126	$5,101
CA, Inc.	271	5,724
Novell, Inc.†	486	2,901
Oracle Corp.	6,066	162,872
		176,598
Entertainment Software — 0.0%
Electronic Arts, Inc.†	228	3,746
Filtration/Separation Products — 0.0%
Pall Corp.	81	3,373
Finance-Consumer Loans — 0.0%
SLM Corp.†	338	3,904
Finance-Credit Card — 1.9%
American Express Co.	7,168	301,271
Discover Financial Services	6,870	114,592
		415,863
Finance-Investment Banker/Broker — 0.1%
E*Trade Financial Corp.†	276	4,013
The Charles Schwab Corp.	667	9,271
		13,284
Finance-Other Services — 0.6%
CME Group, Inc.	45	11,720
IntercontinentalExchange, Inc.†	651	68,173
NYSE Euronext	1,381	39,455
The NASDAQ OMX Group, Inc.†	202	3,925
		123,273
Food-Confectionery — 0.1%
The Hershey Co.	115	5,473
The J.M. Smucker Co.	81	4,903
		10,376
Food-Dairy Products — 0.0%
Dean Foods Co.†	252	2,573
Food-Meat Products — 0.0%
Hormel Foods Corp.	96	4,282
Tyson Foods, Inc., Class A	212	3,396
		7,678
Food-Misc. — 1.0%
Campbell Soup Co.	127	4,540
ConAgra Foods, Inc.	303	6,648
General Mills, Inc.	452	16,516
H.J. Heinz Co.	215	10,184
Kellogg Co.	174	8,789
Kraft Foods, Inc., Class A	5,487	169,329
McCormick & Co., Inc.	92	3,868
Sara Lee Corp.	450	6,043
		225,917
Food-Retail — 0.1%
Safeway, Inc.	270	5,713
SUPERVALU, Inc.	294	3,390
The Kroger Co.	440	9,531
Whole Foods Market, Inc.†	119	4,416
		23,050
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	403	11,494

Security Description	Shares	Value (Note 2)
Forestry — 0.0%
Plum Creek Timber Co., Inc.	113	$3,989
Weyerhaeuser Co.	359	5,658
		9,647
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	289	4,543
Nicor, Inc.	62	2,841
NiSource, Inc.	193	3,358
Sempra Energy	169	9,092
		19,834
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	350	24,861
Newmont Mining Corp.	335	21,041
		45,902
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	59	4,099
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	193	3,437
Hotels/Motels — 0.7%
Marriott International, Inc., Class A	2,596	93,014
Starwood Hotels & Resorts Worldwide, Inc.	1,229	64,584
Wyndham Worldwide Corp.	125	3,434
		161,032
Human Resources — 0.0%
Monster Worldwide, Inc.†	88	1,140
Robert Half International, Inc.	104	2,704
		3,844
Independent Power Producers — 0.0%
NRG Energy, Inc.†	177	3,685
Industrial Audio & Video Products — 0.3%
Dolby Laboratories, Inc., Class A†	1,050	59,651
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	679	41,915
Industrial Gases — 1.1%
Air Products & Chemicals, Inc.	445	36,855
Airgas, Inc.	58	3,941
Praxair, Inc.	2,108	190,268
		231,064
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	164	3,795
Thermo Fisher Scientific, Inc.†	280	13,407
Waters Corp.†	63	4,459
		21,661
Insurance Brokers — 0.1%
AON Corp.	183	7,157
Marsh & McLennan Cos., Inc.	369	8,900
		16,057
Insurance-Life/Health — 0.7%
Aflac, Inc.	2,320	119,967
Lincoln National Corp.	210	5,023
Principal Financial Group, Inc.	222	5,754
Prudential Financial, Inc.	317	17,175
Torchmark Corp.	57	3,029

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Life/Health (continued)
Unum Group	231	$5,117
		156,065
Insurance-Multi-line — 0.8%
ACE, Ltd.	229	13,339
American International Group, Inc.†(1)	94	3,675
Assurant, Inc.	78	3,175
Cincinnati Financial Corp.	113	3,260
Genworth Financial, Inc., Class A†	340	4,155
Hartford Financial Services Group, Inc.	302	6,931
Loews Corp.	239	9,058
MetLife, Inc.	610	23,455
The Allstate Corp.	3,366	106,197
XL Group PLC	238	5,155
		178,400
Insurance-Property/Casualty — 0.2%
Chubb Corp.	223	12,709
The Progressive Corp.	457	9,537
The Travelers Cos., Inc.	320	16,672
		38,918
Insurance-Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	1,127	93,180
Internet Content-Information/News — 0.8%
Baidu, Inc. ADR†	1,700	174,454
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	1,324	66,438
Internet Security — 0.1%
McAfee, Inc.†	108	5,104
Symantec Corp.†	544	8,253
VeriSign, Inc.†	127	4,031
		17,388
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	174	8,235
Federated Investors, Inc., Class B	62	1,411
Franklin Resources, Inc.	1,151	123,042
Invesco, Ltd.	7,618	161,730
Janus Capital Group, Inc.	128	1,402
Legg Mason, Inc.	107	3,243
T. Rowe Price Group, Inc.	177	8,862
		307,925
Linen Supply & Related Items — 0.0%
Cintas Corp.	182	5,014
Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	400	27,740
Caterpillar, Inc.	528	41,543
		69,283
Machinery-Farming — 0.3%
Deere & Co.	789	55,056
Machinery-General Industrial — 0.1%
Babcock & Wilcox Co.†	730	15,534
Roper Industries, Inc.	65	4,237
		19,771
Machinery-Pumps — 0.0%
Flowserve Corp.	39	4,267

Security Description	Shares	Value (Note 2)
Medical Information Systems — 0.0%
Cerner Corp.†	47	$3,948
Medical Instruments — 0.4%
Boston Scientific Corp.†	1,033	6,332
Intuitive Surgical, Inc.†	157	44,547
Medtronic, Inc.	750	25,185
St. Jude Medical, Inc.†	223	8,773
		84,837
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	72	5,647
Quest Diagnostics, Inc.	105	5,299
		10,946
Medical Products — 2.4%
Baxter International, Inc.	406	19,370
Becton, Dickinson and Co.	159	11,782
CareFusion Corp.†	124	3,080
Covidien PLC	2,500	100,475
Hospira, Inc.†	113	6,442
Johnson & Johnson	4,578	283,653
Stryker Corp.	1,292	64,665
Varian Medical Systems, Inc.†	84	5,082
Zimmer Holdings, Inc.†	638	33,386
		527,935
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.†	652	35,932
Biogen Idec, Inc.†	165	9,260
Celgene Corp.†	1,064	61,297
Genzyme Corp.†	182	12,884
Gilead Sciences, Inc.†	571	20,333
Human Genome Sciences, Inc.†	700	20,853
Illumina, Inc.†	700	34,440
Life Technologies Corp.†	124	5,789
		200,788
Medical-Drugs — 3.4%
Abbott Laboratories	2,451	128,040
Allergan, Inc.	1,209	80,435
Bristol-Myers Squibb Co.	1,171	31,746
Cephalon, Inc.†	52	3,247
Eli Lilly & Co.	691	25,242
Forest Laboratories, Inc.†	194	6,000
King Pharmaceuticals, Inc.†	346	3,446
Merck & Co., Inc.	5,724	210,701
Pfizer, Inc.	15,133	259,834
		748,691
Medical-Generic Drugs — 0.0%
Mylan, Inc.†	215	4,044
Watson Pharmaceuticals, Inc.†	74	3,131
		7,175
Medical-HMO — 1.0%
Aetna, Inc.	289	9,135
CIGNA Corp.	188	6,727
Coventry Health Care, Inc.†	206	4,435
Humana, Inc.†	118	5,929
UnitedHealth Group, Inc.	4,774	167,615
WellPoint, Inc.†	272	15,406
		209,247

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	606	$2,860
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	192	5,887
Cardinal Health, Inc.	247	8,161
McKesson Corp.	1,435	88,654
		102,702
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	807	102,771
Metal-Aluminum — 0.0%
Alcoa, Inc.	695	8,416
Metal-Copper — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	821	70,105
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	92	5,881
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	164	4,664
Multimedia — 2.2%
Meredith Corp.	52	1,732
News Corp., Class A	1,535	20,047
The McGraw-Hill Cos., Inc.	215	7,108
The Walt Disney Co.	6,214	205,746
Time Warner, Inc.	2,776	85,084
Viacom, Inc., Class B	4,414	159,743
		479,460
Networking Products — 1.6%
Cisco Systems, Inc.†	12,570	275,283
Juniper Networks, Inc.†	2,738	83,098
		358,381
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	118	2,355
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	1,221	37,228
Waste Management, Inc.	329	11,759
		48,987
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	144	3,079
Xerox Corp.	939	9,718
		12,797
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	154	5,716
Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	48	3,253
Helmerich & Payne, Inc.	73	2,953
Nabors Industries, Ltd.†	198	3,576
Noble Corp.	2,000	67,580
Rowan Cos., Inc.†	80	2,429
		79,791
Oil Companies-Exploration & Production — 2.0%
Anadarko Petroleum Corp.	337	19,226
Apache Corp.	1,045	102,159
Cabot Oil & Gas Corp.	72	2,168
Chesapeake Energy Corp.	443	10,034

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Denbury Resources, Inc.†	277	$4,402
Devon Energy Corp.	304	19,681
EOG Resources, Inc.	1,422	132,203
EQT Corp.	100	3,606
Noble Energy, Inc.	119	8,936
Occidental Petroleum Corp.	1,553	121,600
Pioneer Natural Resources Co.	79	5,137
QEP Resources, Inc.	122	3,677
Range Resources Corp.	111	4,232
Southwestern Energy Co.†	236	7,892
		444,953
Oil Companies-Integrated — 5.2%
Chevron Corp.	3,468	281,082
ConocoPhillips	3,514	201,809
Exxon Mobil Corp.	6,284	388,288
Hess Corp.	199	11,765
Marathon Oil Corp.	4,483	148,387
Murphy Oil Corp.	730	45,202
Suncor Energy, Inc.	2,300	74,865
		1,151,398
Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	1,516	65,127
FMC Technologies, Inc.†	834	56,954
National Oilwell Varco, Inc.	2,285	101,614
		223,695
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	168	6,132
Tesoro Corp.	196	2,619
Valero Energy Corp.	385	6,741
		15,492
Oil-Field Services — 0.9%
Baker Hughes, Inc.	292	12,439
Halliburton Co.	617	20,404
Schlumberger, Ltd.	2,801	172,570
		205,413
Paper & Related Products — 0.3%
International Paper Co.	3,297	71,710
MeadWestvaco Corp.	119	2,901
		74,611
Pharmacy Services — 1.0%
Express Scripts, Inc.†	3,173	154,525
Medco Health Solutions, Inc.†	1,045	54,403
		208,928
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	374	1,571
Pipelines — 0.1%
El Paso Corp.	479	5,930
Oneok, Inc.	74	3,333
Spectra Energy Corp.	441	9,944
The Williams Cos., Inc.	398	7,606
		26,813
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	286	4,851

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	166	$2,030
The New York Times Co., Class A†	162	1,254
The Washington Post Co., Class B	8	3,195
		6,479
Quarrying — 0.0%
Vulcan Materials Co.	89	3,286
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	81	1,732
AvalonBay Communities, Inc.	57	5,924
Boston Properties, Inc.	95	7,896
Equity Residential	193	9,181
HCP, Inc.	211	7,592
Health Care REIT, Inc.	86	4,071
Host Hotels & Resorts, Inc.	448	6,487
Kimco Realty Corp.	282	4,442
ProLogis	331	3,899
Public Storage	94	9,122
Simon Property Group, Inc.	199	18,455
Ventas, Inc.	109	5,621
Vornado Realty Trust	108	9,237
		93,659
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	188	3,437
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	61	2,399
Limited Brands, Inc.	188	5,035
Ross Stores, Inc.	83	4,533
The Gap, Inc.	6,306	117,544
Urban Outfitters, Inc.†	91	2,861
		132,372
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	190	43,493
O'Reilly Automotive, Inc.†	1,096	58,307
		101,800
Retail-Automobile — 0.3%
AutoNation, Inc.†	106	2,465
CarMax, Inc.†	1,855	51,680
		54,145
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	179	7,770
Retail-Building Products — 1.0%
Home Depot, Inc.	1,144	36,242
Lowe's Cos., Inc.	8,173	182,176
		218,418
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	106	2,089
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	236	9,636
RadioShack Corp.	174	3,711
		13,347

Security Description	Shares	Value (Note 2)
Retail-Discount — 1.9%
Big Lots, Inc.†	112	$3,724
Costco Wholesale Corp.	1,200	77,388
Family Dollar Stores, Inc.	94	4,151
Target Corp.	3,502	187,147
Wal-Mart Stores, Inc.	2,715	145,307
		417,717
Retail-Drug Store — 0.7%
CVS Caremark Corp.	3,927	123,583
Walgreen Co.	666	22,311
		145,894
Retail-Jewelry — 0.0%
Tiffany & Co.	88	4,135
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	164	4,458
Nordstrom, Inc.	116	4,315
Sears Holdings Corp.†	68	4,905
TJX Cos., Inc.	278	12,407
		26,085
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	382	1,757
Staples, Inc.	497	10,397
		12,154
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	210	11,063
Macy's, Inc.	287	6,627
		17,690
Retail-Restaurants — 1.3%
Darden Restaurants, Inc.	98	4,192
McDonald's Corp.	733	54,616
Starbucks Corp.	4,507	115,289
Wendy's/Arby's Group, Inc., Class A	20,000	90,600
Yum! Brands, Inc.	318	14,647
		279,344
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	338	3,634
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	329	4,034
People's United Financial, Inc.	260	3,403
		7,437
Schools — 0.0%
Apollo Group, Inc., Class A†	87	4,467
DeVry, Inc.	43	2,116
		6,583
Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	203	6,370
Linear Technology Corp.	156	4,794
Marvell Technology Group, Ltd.†	1,200	21,012
		32,176
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	915	10,687
ASML Holding NV	1,000	29,730
KLA-Tencor Corp.	118	4,157

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductor Equipment (continued)
Novellus Systems, Inc.†	67	$1,781
Teradyne, Inc.†	125	1,393
		47,748
Steel-Producers — 0.1%
AK Steel Holding Corp.	76	1,050
Nucor Corp.	215	8,213
United States Steel Corp.	100	4,384
		13,647
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	68	3,159
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	6,863	125,455
JDS Uniphase Corp.†	156	1,933
		127,388
Telecommunication Equipment — 0.0%
Harris Corp.	90	3,986
Tellabs, Inc.	268	1,997
		5,983
Telephone-Integrated — 1.9%
AT&T, Inc.	8,338	238,467
CenturyLink, Inc.	205	8,089
Frontier Communications Corp.	688	5,621
Qwest Communications International, Inc.	1,017	6,377
Verizon Communications, Inc.	4,925	160,506
Windstream Corp.	336	4,129
		423,189
Television — 0.0%
CBS Corp., Class B	463	7,343
Tobacco — 1.1%
Altria Group, Inc.	1,418	34,061
Lorillard, Inc.	104	8,352
Philip Morris International, Inc.	3,361	188,283
Reynolds American, Inc.	115	6,830
		237,526
Tools-Hand Held — 0.1%
Snap-On, Inc.	80	3,721
Stanley Black & Decker. Inc.	109	6,679
		10,400
Toys — 0.0%
Hasbro, Inc.	91	4,051
Mattel, Inc.	248	5,818
		9,869
Transport-Rail — 0.9%
CSX Corp.	265	14,660
Norfolk Southern Corp.	252	14,996
Union Pacific Corp.	1,915	156,647
		186,303

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Services — 1.9%
C.H. Robinson Worldwide, Inc.	113	$7,901
Expeditors International of Washington, Inc.	1,545	71,425
FedEx Corp.	2,663	227,687
Ryder System, Inc.	74	3,165
United Parcel Service, Inc., Class B	1,725	115,040
		425,218
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	139	7,910
Web Portals/ISP — 3.0%
Google, Inc., Class A†	1,215	638,835
Yahoo!, Inc.†	802	11,364
		650,199
Wireless Equipment — 2.5%
American Tower Corp., Class A†	2,975	152,499
Crown Castle International Corp.†	4,300	189,845
Motorola, Inc.†	1,583	13,503
QUALCOMM, Inc.	4,367	197,039
		552,886
Total Common Stock (cost $19,606,906)		21,419,848
PREFERRED STOCK — 0.3%
Oil Companies-Integrated — 0.3%
Petroleo Brasileiro SA ADR (cost $79,670)	2,100	68,922
Total Long-Term Investment Securities (cost $19,686,576)		21,488,770
SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposits — 2.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/10 (cost $576,000)	$576,000	576,000
TOTAL INVESTMENTS (cost $20,262,576)(2)	100.4%	22,064,770
Liabilities in excess of other assets	(0.4)	(78,985)
NET ASSETS	100.0%	$21,985,785

†  Non-income producing security

(1)  Security represents an investment in an affliated company; see Note 8.

(2)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$1,099,488	$—	$—	$1,099,488
Oil Companies-Integrated	1,151,398	—	—	1,151,398
Other Industries*	19,168,962	—	—	19,168,962
Preferred Stock	68,922	—	—	68,922
Short-Term Investment Securities:
Time Deposits	—	576,000	—	576,000
Total	$21,488,770	$576,000	$—	$22,064,770

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Oil Companies-Integrated	7.6%
Diversified Manufacturing Operations	7.6
Diversified Banking Institutions	7.3
Banks-Super Regional	5.2
Medical-Drugs	5.2
Electric-Integrated	5.0
Telephone-Integrated	3.5
Retail-Discount	2.1
Multimedia	2.1
Medical Products	1.7
Retail-Building Products	1.5
Registered Investment Companies	1.5
Semiconductor Components-Integrated Circuits	1.4
Oil Companies-Exploration & Production	1.4
Insurance-Life/Health	1.4
Oil-Field Services	1.4
Cable/Satellite TV	1.3
Food-Misc.	1.3
Investment Management/Advisor Services	1.3
Chemicals-Diversified	1.1
Aerospace/Defense	1.1
Electronic Components-Semiconductors	1.0
Tobacco	1.0
Insurance-Multi-line	1.0
Consumer Products-Misc.	1.0
Banks-Fiduciary	1.0
Medical-HMO	0.9
Applications Software	0.9
Insurance Brokers	0.9
Transport-Services	0.8
Medical-Biomedical/Gene	0.8
Computers	0.8
Finance-Credit Card	0.8
Finance-Investment Banker/Broker	0.8
Steel-Producers	0.8
Retail-Regional Department Stores	0.7
Retail-Drug Store	0.7
Agricultural Chemicals	0.7
Toys	0.7
E-Commerce/Services	0.7
Retail-Restaurants	0.7
Agricultural Operations	0.6
Networking Products	0.6
Television	0.6
Food-Confectionery	0.6
Cosmetics & Toiletries	0.6
Oil Refining & Marketing	0.6
Gas-Distribution	0.6
Insurance-Property/Casualty	0.6
Paper & Related Products	0.6
Wireless Equipment	0.6
Repurchase Agreements	0.5
Insurance-Reinsurance	0.5
Medical-Generic Drugs	0.5
Auto-Heavy Duty Trucks	0.5
Food-Wholesale/Distribution	0.5
Banks-Commercial	0.5
Brewery	0.5
Tools-Hand Held	0.5
Aerospace/Defense-Equipment	0.5
Containers-Metal/Glass	0.4
Auto-Cars/Light Trucks	0.4
Pipelines	0.4
Appliances	0.4
Real Estate Investment Trusts	0.4
Metal-Iron	0.4
Cellular Telecom	0.3
Retail-Bedding	0.3
Chemicals-Specialty	0.3
Semiconductor Equipment	0.3
Electric Products-Misc.	0.3
Beverages-Non-alcoholic	0.3
Hotels/Motels	0.3
Machinery-Farming	0.3
Food-Dairy Products	0.3
Computer Services	0.3
Quarrying	0.3
Office Supplies & Forms	0.2
Finance-Consumer Loans	0.2
Commercial Services-Finance	0.2
Finance-Other Services	0.2
Transport-Rail	0.2
Medical-Wholesale Drug Distribution	0.2
Distribution/Wholesale	0.2
Building Products-Wood	0.2
Motorcycle/Motor Scooter	0.2
Medical Instruments	0.2
Forestry	0.2
Metal-Aluminum	0.2
Retail-Jewelry	0.2
Food-Retail	0.1
Publishing-Newspapers	0.1
Non-Hazardous Waste Disposal	0.1
Cruise Lines	0.1
Entertainment Software	0.1
Auto/Truck Parts & Equipment-Original	0.1
Building-Residential/Commercial	0.1
Office Automation & Equipment	0.1
Casino Hotels	0.1
Athletic Footwear	0.1
Independent Power Producers	0.1
Retail-Major Department Stores	0.1
Engineering/R&D Services	0.1
Building & Construction Products-Misc.	0.1
Food-Meat Products	0.1
Data Processing/Management	0.1
Filtration/Separation Products	0.1
Industrial Gases	0.1
Airlines	0.1
Retail-Apparel/Shoe	0.1
Instruments-Scientific	0.1
Advertising Agencies	0.1
Containers-Paper/Plastic	0.1
Web Portals/ISP	0.1
Professional Sports	0.1
Electronics-Military	0.1
Beverages-Wine/Spirits	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.4%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	1,891	$74,657
The Interpublic Group of Cos., Inc.†	8,289	83,138
		157,795
Aerospace/Defense — 1.1%
General Dynamics Corp.	2,902	182,275
Lockheed Martin Corp.	13,647	972,758
Northrop Grumman Corp.	4,989	302,483
Raytheon Co.	6,344	289,984
The Boeing Co.	21,068	1,401,865
		3,149,365
Aerospace/Defense-Equipment — 0.5%
European Aeronautic Defence and Space Co. ADR†	53,500	1,327,870
Agricultural Chemicals — 0.7%
Monsanto Co.	18,300	877,119
The Mosaic Co.	18,700	1,098,812
		1,975,931
Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	56,641	1,807,981
Airlines — 0.1%
Southwest Airlines Co.	12,649	165,322
Apparel Manufacturers — 0.0%
VF Corp.	1,026	83,127
Appliances — 0.4%
Whirlpool Corp.	12,689	1,027,301
Applications Software — 0.9%
Compuware Corp.†	2,044	17,435
Microsoft Corp.	101,000	2,473,490
		2,490,925
Athletic Footwear — 0.1%
NIKE, Inc., Class B	3,440	275,682
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	86,141	1,054,366
Auto-Heavy Duty Trucks — 0.5%
PACCAR, Inc.	31,981	1,539,885
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	11,417	348,218
Banks-Commercial — 0.5%
BB&T Corp.	11,750	282,940
First Horizon National Corp.†	3,945	45,013
M&T Bank Corp.	2,020	165,256
Marshall & Ilsley Corp.	40,047	281,931
Regions Financial Corp.	72,497	527,053
Zions Bancorporation	2,939	62,777
		1,364,970
Banks-Fiduciary — 1.0%
Northern Trust Corp.	1,519	73,276
State Street Corp.	8,510	320,487
The Bank of New York Mellon Corp.	90,516	2,365,183
		2,758,946

Security Description	Shares	Value (Note 2)
Banks-Super Regional — 5.2%
Capital One Financial Corp.	24,245	$958,890
Comerica, Inc.	2,990	111,078
Fifth Third Bancorp	13,503	162,441
Huntington Bancshares, Inc.	12,156	68,925
KeyCorp	67,327	535,923
PNC Financial Services Group, Inc.	50,309	2,611,540
SunTrust Banks, Inc.	38,777	1,001,610
US Bancorp	93,709	2,025,989
Wells Fargo & Co.	303,842	7,635,549
		15,111,945
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.†	4,261	132,091
Dr Pepper Snapple Group, Inc.	1,985	70,507
PepsiCo, Inc.	9,900	657,756
		860,354
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,165	71,811
Constellation Brands, Inc., Class A†	3,577	63,277
		135,088
Brewery — 0.5%
Molson Coors Brewing Co., Class B	28,653	1,352,995
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	1,014	44,160
Scripps Networks Interactive Inc., Class A	1,354	64,423
		108,583
Building & Construction Products-Misc. — 0.1%
USG Corp.†	15,900	209,721
Building Products-Wood — 0.2%
Masco Corp.	50,079	551,370
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	21,298	236,834
Lennar Corp., Class A	3,136	48,232
Pulte Group, Inc.†	6,490	56,852
		341,918
Cable/Satellite TV — 1.3%
Cablevision Systems Corp., Class A	26,100	683,559
Comcast Corp., Class A	153,541	2,776,021
Time Warner Cable, Inc.	6,025	325,290
		3,784,870
Casino Hotels — 0.1%
MGM Resorts International†	26,300	296,664
Casino Services — 0.0%
International Game Technology	2,224	32,137
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	6,001	62,771
Sprint Nextel Corp.†	99,608	461,185
Vodafone Group PLC	180,700	445,946
		969,902

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Chemicals-Diversified — 1.1%
E.I. du Pont de Nemours & Co.	30,271	$1,350,692
PPG Industries, Inc.	952	69,305
The Dow Chemical Co.	63,367	1,740,058
		3,160,055
Chemicals-Specialty — 0.3%
Eastman Chemical Co.	1,225	90,650
International Flavors & Fragrances, Inc.	17,000	824,840
		915,490
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	1,088	81,752
Commercial Services — 0.0%
Iron Mountain, Inc.	1,538	34,359
Quanta Services, Inc.†	3,577	68,249
		102,608
Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	4,672	196,364
Equifax, Inc.	1,060	33,072
H&R Block, Inc.	21,253	275,226
Moody's Corp.	2,026	50,609
Paychex, Inc.	2,697	74,141
Total System Services, Inc.	1,741	26,533
		655,945
Computer Services — 0.3%
Computer Sciences Corp.	16,947	779,562
Computers — 0.8%
Dell, Inc.†	67,376	873,193
Hewlett-Packard Co.	33,521	1,410,228
		2,283,421
Computers-Memory Devices — 0.0%
SanDisk Corp.†	1,739	63,734
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,332	59,434
Consulting Services — 0.0%
SAIC, Inc.†	6,303	100,722
Consumer Products-Misc. — 1.0%
Clorox Co.	1,249	83,384
Fortune Brands, Inc.	30,014	1,477,589
Kimberly-Clark Corp.	18,784	1,221,899
		2,782,872
Containers-Metal/Glass — 0.4%
Ball Corp.	559	32,897
Owens-Illinois, Inc.†	1,331	37,348
Rexam PLC ADR	44,900	1,082,090
		1,152,335
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	1,851	58,769
Pactiv Corp.†	1,132	37,333
Sealed Air Corp.	2,706	60,831
		156,933
Cosmetics & Toiletries — 0.6%
The Procter & Gamble Co.	28,879	1,731,874

Security Description	Shares	Value (Note 2)
Cruise Lines — 0.1%
Carnival Corp.	10,381	$396,658
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	5,081	137,847
Fiserv, Inc.†	1,018	54,789
		192,636
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	848	27,111
Patterson Cos., Inc.	862	24,696
		51,807
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	683	55,617
Distribution/Wholesale — 0.2%
Genuine Parts Co.	13,273	591,843
Diversified Banking Institutions — 7.3%
Bank of America Corp.	470,841	6,172,726
Citigroup, Inc.†	491,299	1,916,066
Credit Suisse Group AG ADR	35,700	1,519,392
JPMorgan Chase & Co.	225,949	8,601,878
Morgan Stanley	23,688	584,620
The Goldman Sachs Group, Inc.	14,833	2,144,555
		20,939,237
Diversified Manufacturing Operations — 7.6%
3M Co.	38,463	3,335,127
Cooper Industries PLC	13,800	675,234
Dover Corp.	1,488	77,688
Eaton Corp.	7,645	630,636
General Electric Co.	499,689	8,119,946
Harsco Corp.	52,500	1,290,450
Honeywell International, Inc.	24,000	1,054,560
Illinois Tool Works, Inc.	28,103	1,321,403
Ingersoll-Rand PLC	41,800	1,492,678
ITT Corp.	14,800	693,084
Leggett & Platt, Inc.	2,483	56,513
Parker Hannifin Corp.	2,733	191,474
Textron, Inc.	56,750	1,166,780
Tyco International, Ltd.	50,057	1,838,594
		21,944,167
Diversified Operations — 0.0%
Leucadia National Corp.†	2,558	60,420
E-Commerce/Services — 0.7%
eBay, Inc.†	79,400	1,937,360
Electric Products-Misc. — 0.3%
Emerson Electric Co.	15,627	822,918
Molex, Inc.	2,955	61,848
		884,766
Electric-Generation — 0.0%
AES Corp.†	5,251	59,599
Electric-Integrated — 5.0%
Allegheny Energy, Inc.	2,876	70,519
Ameren Corp.	4,056	115,190
American Electric Power Co., Inc.	8,130	294,550
CMS Energy Corp.	3,903	70,332
Consolidated Edison, Inc.	4,793	231,118

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electric-Integrated (continued)
Constellation Energy Group, Inc.	16,925	$545,662
Dominion Resources, Inc.	9,990	436,163
DTE Energy Co.	2,862	131,452
Duke Energy Corp.	59,611	1,055,711
Edison International	37,925	1,304,241
Entergy Corp.	28,468	2,178,656
Exelon Corp.	31,249	1,330,582
FirstEnergy Corp.	16,069	619,299
Integrys Energy Group, Inc.	1,310	68,199
NextEra Energy, Inc.	7,051	383,504
Northeast Utilities	2,987	88,326
Pepco Holdings, Inc.	3,796	70,606
PG&E Corp.	19,926	905,039
Pinnacle West Capital Corp.	15,342	633,164
PPL Corp.	28,385	772,924
Progress Energy, Inc.	22,261	988,834
Public Service Enterprise Group, Inc.	8,580	283,826
SCANA Corp.	2,147	86,567
Southern Co.	14,086	524,563
TECO Energy, Inc.	16,339	282,991
Wisconsin Energy Corp.	1,982	114,560
Xcel Energy, Inc.	39,694	911,771
		14,498,349
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	3,687	53,130
Electronic Components-Semiconductors — 1.0%
Advanced Micro Devices, Inc.†	5,605	39,852
Intel Corp.	120,173	2,310,927
LSI Corp.†	5,659	25,805
MEMC Electronic Materials, Inc.†	3,856	45,964
Microchip Technology, Inc.	1,387	43,621
Micron Technology, Inc.†	8,935	64,421
National Semiconductor Corp.	2,234	28,528
Texas Instruments, Inc.	15,396	417,847
		2,976,965
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	2,937	98,008
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,941	140,276
Engineering/R&D Services — 0.1%
Fluor Corp.	3,031	150,126
Jacobs Engineering Group, Inc.†	2,132	82,508
		232,634
Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,247	112,953
Enterprise Software/Service — 0.0%
CA, Inc.	3,587	75,758
Novell, Inc.†	5,957	35,563
		111,321
Entertainment Software — 0.1%
Electronic Arts, Inc.†	23,928	393,137
Filtration/Separation Products — 0.1%
Pall Corp.	4,268	177,720
Finance-Consumer Loans — 0.2%
SLM Corp.†	59,236	684,176

Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.8%
American Express Co.	50,000	$2,101,500
Discover Financial Services	9,225	153,873
		2,255,373
Finance-Investment Banker/Broker — 0.1%
E*Trade Financial Corp.†	3,743	54,423
The Charles Schwab Corp.	10,729	149,133
		203,556
Finance-Other Services — 0.2%
NYSE Euronext	20,370	581,971
The NASDAQ OMX Group, Inc.†	3,437	66,781
		648,752
Food-Confectionery — 0.6%
The Hershey Co.	33,834	1,610,160
The J.M. Smucker Co.	2,026	122,634
		1,732,794
Food-Dairy Products — 0.3%
Dean Foods Co.†	79,088	807,488
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,258	100,707
Tyson Foods, Inc., Class A	6,400	102,528
		203,235
Food-Misc. — 1.3%
Campbell Soup Co.	3,109	111,147
ConAgra Foods, Inc.	3,728	81,792
General Mills, Inc.	31,227	1,141,035
H.J. Heinz Co.	2,699	127,852
Kellogg Co.	2,626	132,639
Kraft Foods, Inc., Class A	47,774	1,474,306
McCormick & Co., Inc.	11,797	495,946
Sara Lee Corp.	11,229	150,805
		3,715,522
Food-Retail — 0.1%
Safeway, Inc.	6,471	136,926
SUPERVALU, Inc.	3,597	41,473
The Kroger Co.	10,887	235,813
		414,212
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	52,777	1,505,200
Forestry — 0.2%
Plum Creek Timber Co., Inc.	1,617	57,080
Weyerhaeuser Co.	27,887	439,499
		496,579
Gas-Distribution — 0.6%
CenterPoint Energy, Inc.	25,151	395,374
Nicor, Inc.	772	35,373
NiSource, Inc.	60,214	1,047,724
Sempra Energy	4,203	226,121
		1,704,592
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	4,719	84,045
Hotel/Motels — 0.3%
Marriott International, Inc., Class A	23,711	849,565

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,123	$14,554
Robert Half International, Inc.	1,201	31,226
		45,780
Independent Power Producers — 0.1%
NRG Energy, Inc.†	12,431	258,813
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,419	87,595
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,586	131,352
Airgas, Inc.	582	39,547
		170,899
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,999	46,257
Thermo Fisher Scientific, Inc.†	2,418	115,774
		162,031
Insurance Brokers — 0.9%
AON Corp.	4,573	178,850
Marsh & McLennan Cos., Inc.	94,799	2,286,552
		2,465,402
Insurance-Life/Health — 1.4%
Aflac, Inc.	4,950	255,964
Lincoln National Corp.	32,447	776,132
Principal Financial Group, Inc.	43,281	1,121,844
Prudential Financial, Inc.	3,326	180,203
Sun Life Financial, Inc.	21,600	562,464
Torchmark Corp.	1,371	72,855
Unum Group	47,341	1,048,603
		4,018,065
Insurance-Multi-line — 1.0%
ACE, Ltd.	19,946	1,161,854
American International Group, Inc.†(1)	2,291	89,578
Assurant, Inc.	1,807	73,545
Cincinnati Financial Corp.	2,758	79,568
Genworth Financial, Inc., Class A†	8,298	101,402
Hartford Financial Services Group, Inc.	7,534	172,905
Loews Corp.	7,092	268,787
MetLife, Inc.	15,375	591,169
The Allstate Corp.	9,124	287,862
		2,826,670
Insurance-Property/Casualty — 0.6%
Chubb Corp.	13,234	754,206
The Progressive Corp.	11,321	236,269
The Travelers Cos., Inc.	13,224	688,970
		1,679,445
Insurance-Reinsurance — 0.5%
Berkshire Hathaway, Inc., Class B†	18,857	1,559,097
Internet Security — 0.0%
Symantec Corp.†	4,417	67,006
VeriSign, Inc.†	1,772	56,243
		123,249

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	24,873	$1,177,239
Franklin Resources, Inc.	1,758	187,930
Invesco, Ltd.	67,400	1,430,902
Legg Mason, Inc.	30,307	918,605
		3,714,676
Linen Supply & Related Items — 0.0%
Cintas Corp.	2,592	71,410
Machinery-Farming — 0.3%
Deere & Co.	12,134	846,710
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	607	39,564
Medical Instruments — 0.2%
Beckman Coulter, Inc.	7,500	365,925
Boston Scientific Corp.†	25,722	157,676
		523,601
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,262	63,693
Medical Products — 1.7%
Baxter International, Inc.	25,355	1,209,687
Becton, Dickinson and Co.	1,890	140,049
CareFusion Corp.†	4,384	108,899
Johnson & Johnson	39,652	2,456,838
Zimmer Holdings, Inc.†	17,000	889,610
		4,805,083
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.†	39,201	2,160,367
Genzyme Corp.†	2,161	152,977
		2,313,344
Medical-Drugs — 5.2%
Abbott Laboratories	36,005	1,880,901
Bristol-Myers Squibb Co.	48,184	1,306,268
Cephalon, Inc.†	701	43,771
Eli Lilly & Co.	32,586	1,190,367
Forest Laboratories, Inc.†	1,695	52,426
King Pharmaceuticals, Inc.†	4,233	42,161
Merck & Co., Inc.	105,041	3,866,559
Pfizer, Inc.	383,072	6,577,346
		14,959,799
Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	29,300	1,545,575
Medical-HMO — 0.9%
Aetna, Inc.	7,078	223,736
Coventry Health Care, Inc.†	2,516	54,169
Humana, Inc.†	2,870	144,189
UnitedHealth Group, Inc.	48,398	1,699,254
WellPoint, Inc.†	6,778	383,906
		2,505,254
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	8,228	38,836
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	4,728	144,960
Cardinal Health, Inc.	5,955	196,753
McKesson Corp.	4,433	273,871
		615,584

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Metal-Aluminum — 0.2%
Alcoa, Inc.	40,117	$485,817
Metal-Iron — 0.4%
Cliffs Natural Resources, Inc.	15,800	1,009,936
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	18,558	527,790
Multimedia — 2.1%
Meredith Corp.	770	25,649
News Corp., Class A	24,446	319,265
The McGraw-Hill Cos., Inc.	33,668	1,113,064
The Walt Disney Co.	67,032	2,219,430
Time Warner, Inc.	64,668	1,982,074
WPP PLC	31,100	344,183
		6,003,665
Networking Products — 0.6%
Cisco Systems, Inc.†	81,400	1,782,660
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	3,055	60,978
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,702	112,874
Waste Management, Inc.	8,096	289,351
		402,225
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,505	74,937
Xerox Corp.	23,452	242,728
		317,665
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	19,164	711,368
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.†	1,741	31,442
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	17,700	1,009,785
Cabot Oil & Gas Corp.	724	21,799
Chesapeake Energy Corp.	11,095	251,302
Devon Energy Corp.	4,426	286,539
EQT Corp.	1,315	47,419
Occidental Petroleum Corp.	17,400	1,362,420
QEP Resources, Inc.	1,069	32,220
Southwestern Energy Co.†	30,400	1,016,576
		4,028,060
Oil Companies-Integrated — 7.6%
BP PLC ADR	20,904	860,618
Chevron Corp.	94,861	7,688,484
ConocoPhillips	81,753	4,695,075
Exxon Mobil Corp.	74,092	4,578,145
Hess Corp.	5,569	329,239
Marathon Oil Corp.	12,034	398,325
Murphy Oil Corp.	24,233	1,500,507
Royal Dutch Shell PLC ADR	31,500	1,899,450
		21,949,843
Oil Refining & Marketing — 0.6%
Sunoco, Inc.	18,845	687,843
Tesoro Corp.	2,420	32,331
Valero Energy Corp.	57,202	1,001,607
		1,721,781

Security Description	Shares	Value (Note 2)
Oil-Field Services — 1.4%
Baker Hughes, Inc.	29,300	$1,248,180
Halliburton Co.	7,723	255,400
Schlumberger, Ltd.	18,500	1,139,785
Weatherford International, Ltd.†	77,600	1,326,960
		3,970,325
Paper & Related Products — 0.6%
International Paper Co.	50,919	1,107,488
MeadWestvaco Corp.	21,600	526,608
		1,634,096
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	4,556	19,135
Pipelines — 0.4%
El Paso Corp.	5,611	69,464
Oneok, Inc.	1,805	81,297
Spectra Energy Corp.	30,863	695,961
The Williams Cos., Inc.	9,914	189,457
		1,036,179
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,498	59,326
Professional Sports — 0.1%
Madison Square Garden, Inc.†	6,825	143,871
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	2,791	34,134
New York Times Co., Class A†	41,074	317,913
Washington Post Co., Class B	155	61,908
		413,955
Quarrying — 0.3%
Vulcan Materials Co.	20,075	741,169
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	1,330	28,435
AvalonBay Communities, Inc.	780	81,065
Boston Properties, Inc.	1,489	123,766
Equity Residential	2,980	141,759
Health Care REIT, Inc.	1,394	65,992
Host Hotels & Resorts, Inc.	11,164	161,655
Kimco Realty Corp.	6,882	108,391
Public Storage	1,471	142,746
Vornado Realty Trust	2,009	171,830
		1,025,639
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc.	2,901	77,689
The Gap, Inc.	4,617	86,061
		163,750
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,482	57,706
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	22,100	959,361
Retail-Building Products — 1.5%
Home Depot, Inc.	80,138	2,538,772
Lowe's Cos., Inc.	76,595	1,707,302
		4,246,074
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,020	20,104

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	2,126	$45,348
Retail-Discount — 2.1%
Big Lots, Inc.†	1,281	42,593
Costco Wholesale Corp.	7,446	480,193
Family Dollar Stores, Inc.	2,249	99,316
Target Corp.	39,333	2,101,955
Wal-Mart Stores, Inc.	61,664	3,300,257
		6,024,314
Retail-Drug Store — 0.7%
CVS Caremark Corp.	58,131	1,829,383
Walgreen Co.	6,601	221,133
		2,050,516
Retail-Jewelry — 0.2%
Tiffany & Co.	10,200	479,298
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,009	108,964
Sears Holdings Corp.†	1,877	135,407
		244,371
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	4,679	21,523
Staples, Inc.	4,581	95,835
		117,358
Retail-Regional Department Stores — 0.7%
Kohl's Corp.†	28,000	1,475,040
Macy's, Inc.	25,667	592,651
		2,067,691
Retail-Restaurants — 0.7%
Darden Restaurants, Inc.	28,845	1,233,989
McDonald's Corp.	8,482	631,994
		1,865,983
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	4,119	44,279
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	6,289	82,323
Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	61,324	1,924,347
Maxim Integrated Products, Inc.	55,100	1,019,901
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	113,000	1,145,820
		4,090,068
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	71,379	833,707
KLA-Tencor Corp.	1,594	56,157
Novellus Systems, Inc.†	842	22,380
		912,244
Steel-Producers — 0.8%
AK Steel Holding Corp.	727	10,040
Nucor Corp.	25,287	965,963
Steel Dynamics, Inc.	80,900	1,141,499
United States Steel Corp.	2,434	106,707
		2,224,209

Security Description	Shares	Value (Note 2)
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	735	$34,141
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	1,353	16,764
Telecommunication Equipment — 0.0%
Harris Corp.	810	35,875
Tellabs, Inc.	4,204	31,320
		67,195
Telephone-Integrated — 3.5%
AT&T, Inc.	214,917	6,146,626
CenturyLink, Inc.	5,112	201,720
Frontier Communications Corp.	16,822	137,436
Qwest Communications International, Inc.	156,992	984,340
Verizon Communications, Inc.	75,675	2,466,248
Windstream Corp.	4,670	57,394
		9,993,764
Television — 0.6%
CBS Corp., Class B	112,033	1,776,843
Tobacco — 1.0%
Altria Group, Inc.	24,383	585,680
Lorillard, Inc.	1,544	123,998
Philip Morris International, Inc.	35,005	1,960,980
Reynolds American, Inc.	4,943	293,565
		2,964,223
Tools-Hand Held — 0.5%
Snap-On, Inc.	985	45,813
Stanley Black & Decker. Inc.	21,283	1,304,222
		1,350,035
Toys — 0.7%
Mattel, Inc.	82,701	1,940,165
Transport-Rail — 0.2%
CSX Corp.	2,382	131,773
Norfolk Southern Corp.	3,563	212,034
Union Pacific Corp.	3,544	289,899
		633,706
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	1,013	70,829
Expeditors International of Washington, Inc.	1,727	79,839
FedEx Corp.	5,334	456,057
Ryder System, Inc.	889	38,023
United Parcel Service, Inc., Class B	25,571	1,705,330
		2,350,078
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	2,012	114,503
Web Portals/ISP — 0.1%
Yahoo!, Inc.†	10,745	152,257
Wireless Equipment — 0.6%
Motorola, Inc.†	39,575	337,575
QUALCOMM, Inc.	28,500	1,285,920
		1,623,495
Total Common Stock (cost $288,360,866)		280,752,926

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 0.8%
Finance-Investment Banker/Broker — 0.8%
iShares S&P 500 Value Index Fund (cost $2,308,320)	43,200	$2,343,600
Total Long-Term Investment Securities (cost $290,669,186)		283,096,526
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
T. Rowe Price Reserve Investment Fund	4,169,070	4,169,070
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.12% due 12/16/10(2)	$60,000	59,984
Total Short-Term Investment Securities (cost $4,229,054)		4,229,054
REPURCHASE AGREEMENTS — 0.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	275,000	275,000
Bank of America Securities Joint Repurchase Agreement(4)	745,000	745,000
UBS Securities LLC Joint Repurchase Agreement(4)	540,000	540,000
Total Repurchase Agreements (cost $1,560,000)		1,560,000
TOTAL INVESTMENTS (cost $296,458,240)(3)	100.2%	288,885,580
Liabilities in excess of other assets	(0.2)	(505,931)
NET ASSETS	100.0%	$288,379,649

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; See Note 8.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 3 for cost of investments on a tax basis.

(4)  See Note 2 for details of Joint Repurchase Agreements.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	December 2010	$531,320	$534,700	$3,380

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Banks - Super Regional	$15,111,945	$—	$—	$15,111,945
Diversified Banking Institutions	20,939,237	—	—	20,939,237
Diversified Manufactoring Operations	21,944,167	—	—	21,944,167
Electric-Integrated	14,498,349	—	—	14,498,349
Medical - Drugs	14,959,799	—	—	14,959,799
Oil Companies-Integrated	21,949,843	—	—	21,949,843
Other Industries*	171,349,586	—	—	171,349,586
Exchange Traded Funds	2,343,600	—	—	2,343,600
Short-Term Investment Securities:
Registered Investment Companies	—	4,169,070	—	4,169,070
U.S. Government Treasuries	—	59,984	—	59,984
Repurchase Agreements	—	1,560,000	—	1,560,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	3,380	—	—	3,380
Total	$283,099,906	$5,789,054	$—	$288,888,960

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Electronic Components-Semiconductors	5.0%
Repurchase Agreements	2.3
Semiconductor Components-Integrated Circuits	2.2
Applications Software	2.2
Medical-Biomedical/Gene	2.1
Commercial Services-Finance	1.9
Oil Companies-Exploration & Production	1.8
Apparel Manufacturers	1.7
Retail-Apparel/Shoe	1.7
Networking Products	1.6
Investment Management/Advisor Services	1.6
Computers-Memory Devices	1.4
Diversified Manufacturing Operations	1.4
E-Commerce/Services	1.4
Electronic Components-Misc.	1.4
Medical Instruments	1.3
Transport-Services	1.3
Distribution/Wholesale	1.2
Enterprise Software/Service	1.1
Engineering/R&D Services	1.1
Retail-Discount	1.1
Schools	1.1
Chemicals-Specialty	1.1
Retail-Restaurants	1.1
Medical-Drugs	1.1
Computers-Integrated Systems	1.0
Coal	1.0
Retail-Auto Parts	1.0
Hotels/Motels	1.0
Oil Field Machinery & Equipment	1.0
Wireless Equipment	1.0
Medical-Generic Drugs	0.9
Airlines	0.9
Medical Labs & Testing Services	0.9
Consumer Products-Misc.	0.9
Rental Auto/Equipment	0.9
Medical Products	0.9
Electronic Measurement Instruments	0.8
Human Resources	0.8
Cosmetics & Toiletries	0.8
Retail-Bedding	0.8
Coffee	0.8
Banks-Commercial	0.7
Web Hosting/Design	0.7
Medical Information Systems	0.7
Pharmacy Services	0.7
Machinery-General Industrial	0.6
Cellular Telecom	0.6
Aerospace/Defense-Equipment	0.6
Auto-Heavy Duty Trucks	0.6
Exchange-Traded Funds	0.6
Computer Services	0.6
Consulting Services	0.6
Engines-Internal Combustion	0.6
Research & Development	0.6
Internet Infrastructure Software	0.6
Home Furnishings	0.6
Food-Misc.	0.6
Transport-Truck	0.5
Machinery-Construction & Mining	0.5
Private Corrections	0.5
Multimedia	0.5
Retail-Sporting Goods	0.5
Computer Aided Design	0.5
Oil-Field Services	0.5
Semiconductor Equipment	0.5
Broadcast Services/Program	0.5
Leisure Products	0.5
Casino Hotels	0.5
Retail-Mail Order	0.5
Finance-Other Services	0.5
Finance-Investment Banker/Broker	0.5
Motion Pictures & Services	0.4
E-Services/Consulting	0.4
Telecom Equipment-Fiber Optics	0.4
Real Estate Investment Trusts	0.4
X-Ray Equipment	0.4
Toys	0.4
Retail-Automobile	0.4
Filtration/Separation Products	0.4
Printing-Commercial	0.4
Data Processing/Management	0.4
Aerospace/Defense	0.4
Insurance-Multi-line	0.4
Building-Residential/Commercial	0.4
Chemicals-Diversified	0.4
Medical-HMO	0.4
Oil & Gas Drilling	0.4
Machinery-Pumps	0.4
Disposable Medical Products	0.4
Internet Security	0.4
Commercial Services	0.4
Electronics-Military	0.3
Quarrying	0.3
Auto/Truck Parts & Equipment-Original	0.3
Electronic Connectors	0.3
Metal-Iron	0.3
Dental Supplies & Equipment	0.3
Retail-Jewelry	0.3
Metal Processors & Fabrication	0.3
Medical-Outpatient/Home Medical	0.3
Instruments-Scientific	0.3
Industrial Automated/Robotic	0.3
Non-Hazardous Waste Disposal	0.3
Medical-Wholesale Drug Distribution	0.3
Diagnostic Kits	0.3
Insurance Brokers	0.3
Coatings/Paint	0.3
Agricultural Chemicals	0.3
Medical-Hospitals	0.3
Machinery-Electrical	0.3
Food-Retail	0.3
Independent Power Producers	0.3
Dialysis Centers	0.3
Casino Services	0.3
Energy-Alternate Sources	0.2
Steel-Producers	0.2
Food-Confectionery	0.2
Electric Products-Misc.	0.2
Building Products-Air & Heating	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited) (continued)

Soap & Cleaning Preparation	0.2%
Industrial Gases	0.2
Industrial Audio & Video Products	0.2
Gold Mining	0.2
Beverages-Wine/Spirits	0.2
Beverages-Non-alcoholic	0.2
Hazardous Waste Disposal	0.2
Vitamins & Nutrition Products	0.2
Insurance-Property/Casualty	0.2
Decision Support Software	0.2
Television	0.2
Transactional Software	0.2
Real Estate Management/Services	0.2
Entertainment Software	0.2
Paper & Related Products	0.2
Advertising Agencies	0.2
Retail-Pet Food & Supplies	0.2
Respiratory Products	0.2
Retail-Major Department Stores	0.2
Investment Companies	0.2
Therapeutics	0.2
Lasers-System/Components	0.1
Insurance-Reinsurance	0.1
Banks-Fiduciary	0.1
Telecom Services	0.1
Containers-Metal/Glass	0.1
Transport-Rail	0.1
Retail-Gardening Products	0.1
Motorcycle/Motor Scooter	0.1
Banks-Super Regional	0.1
Cruise Lines	0.1
Telephone-Integrated	0.1
Telecommunication Equipment	0.1
Oil Companies-Integrated	0.1
Real Estate Operations & Development	0.1
Tobacco	0.1
Diagnostic Equipment	0.1
Diversified Financial Services	0.1
Electronic Design Automation	0.1
Steel Pipe & Tube	0.1
Machinery-Print Trade	0.1
Radio	0.1
U.S. Government Treasuries	0.1
Steel-Specialty	0.1
Cable/Satellite TV	0.1
Building Products-Cement	0.1
Web Portals/ISP	0.1
Machine Tools & Related Products	0.1
Containers-Paper/Plastic	0.1
Wire & Cable Products	0.1
Instruments-Controls	0.1
Registered Investment Companies	0.1
Auction Houses/Art Dealers	0.1
Professional Sports	0.1
Retail-Office Supplies	0.1
Finance-Consumer Loans	0.1
Insurance-Life/Health	0.1
Water Treatment Systems	0.1
Computers-Periphery Equipment	0.1
Office Automation & Equipment	0.1
Internet Content-Information/News	0.1
Electric-Transmission	0.1
Electronic Forms	0.1
Rubber-Tires	0.1
98.0%

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 94.7%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	1,600	$63,168
The Interpublic Group of Cos., Inc.†	8,421	84,463
		147,631
Advertising Sales — 0.0%
Lamar Advertising Co., Class A†	199	6,332
Aerospace/Defense — 0.4%
Empressa Brasileira de Aeronautica SA ADR	2,400	68,136
Rockwell Collins, Inc.	3,324	193,623
Spirit Aerosystems Holdings, Inc., Class A†	262	5,222
TransDigm Group, Inc.†	1,748	108,463
		375,444
Aerospace/Defense-Equipment — 0.6%
Alliant Techsystems, Inc.†	529	39,887
BE Aerospace, Inc.†	9,810	297,341
Elbit Systems, Ltd.	1,000	53,030
Goodrich Corp.	2,506	184,767
		575,025
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	1,883	179,826
Intrepid Potash, Inc.†	3,000	78,210
		258,036
Airlines — 0.9%
AMR Corp.†	1,884	11,813
Continental Airlines, Inc., Class B†	2,403	59,691
Copa Holdings SA, Class A	331	17,844
Delta Air Lines, Inc.†	13,586	158,141
JetBlue Airways Corp.†	47,380	316,972
Skywest, Inc.	5,500	76,780
Southwest Airlines Co.	12,605	164,747
United Continental Holdings, Inc.†	2,169	51,253
		857,241
Apparel Manufacturers — 1.7%
Coach, Inc.	20,609	885,363
Columbia Sportswear Co.	2,800	163,632
Hanesbrands, Inc.†	18,821	486,711
Polo Ralph Lauren Corp.	962	86,445
		1,622,151
Appliances — 0.0%
Whirlpool Corp.	554	44,852
Applications Software — 2.2%
Check Point Software Technologies, Ltd.†	4,500	166,185
Citrix Systems, Inc.†	10,486	715,565
Compuware Corp.†	2,164	18,459
Emdeon, Inc., Class A†	472	5,749
Intuit, Inc.†	8,925	391,004
Nuance Communications, Inc.†	10,215	159,762
Red Hat, Inc.†	6,944	284,704
Salesforce.com, Inc.†	2,871	320,978
		2,062,406

Security Description	Shares	Value (Note 2)
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.†	73	$921
Ritchie Bros. Auctioneers, Inc.	3,100	64,387
		65,308
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	564	18,843
Auto-Heavy Duty Trucks — 0.6%
Navistar International Corp.†	10,074	439,629
Oshkosh Corp.†	1,548	42,570
PACCAR, Inc.	1,800	86,670
		568,869
Auto/Truck Parts & Equipment-Original — 0.3%
Autoliv, Inc.	501	32,730
BorgWarner, Inc.†	1,869	98,347
Federal-Mogul Corp.†	82	1,551
Lear Corp.†	255	20,127
TRW Automotive Holdings Corp.†	915	38,027
WABCO Holdings, Inc.†	2,708	113,574
		304,356
Banks-Commercial — 0.5%
Bank of Hawaii Corp.	270	12,128
City National Corp.	1,000	53,070
First Horizon National Corp.†	3,885	44,328
Marshall & Ilsley Corp.	8,800	61,952
Popular, Inc.†	26,766	77,621
Regions Financial Corp.	7,100	51,617
SVB Financial Group†	1,400	59,248
TCF Financial Corp.	3,500	56,665
Zions Bancorporation	2,200	46,992
		463,621
Banks-Fiduciary — 0.1%
Northern Trust Corp.	2,700	130,248
Banks-Super Regional — 0.1%
Fifth Third Bancorp	4,500	54,135
KeyCorp	7,300	58,108
		112,243
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.†	3,364	104,284
Dr Pepper Snapple Group, Inc.	1,293	45,927
Hansen Natural Corp.†	964	44,942
		195,153
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	3,221	198,542
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	3,575	155,691
Discovery Communications, Inc., Class C†	4,500	171,855
Liberty Media-Starz, Series A†	900	58,392
Scripps Networks Interactive Inc., Class A	1,541	73,321
		459,259

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.†	30	$1,245
Owens Corning, Inc.†	1,094	28,039
USG Corp.†	456	6,015
		35,299
Building Products-Air & Heating — 0.2%
Lennox International, Inc.	5,368	223,792
Building Products-Cement — 0.1%
Eagle Materials, Inc.	744	17,633
Martin Marietta Materials, Inc.	783	60,267
		77,900
Building Products-Wood — 0.0%
Masco Corp.	1,836	20,214
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co., NV†	694	16,968
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	567	18,938
Building-Residential/Commercial — 0.4%
Lennar Corp., Class A	2,400	36,912
MRV Engenharia e Participacoes SA	19,880	188,695
NVR, Inc.†	100	64,753
Pulte Group, Inc.†	4,060	35,566
Toll Brothers, Inc.†	1,900	36,138
		362,064
Cable/Satellite TV — 0.1%
Cablevision Systems Corp., Class A	3,000	78,570
Casino Hotels — 0.5%
MGM Resorts International†	17,563	198,111
Wynn Resorts, Ltd.	2,899	251,546
		449,657
Casino Services — 0.3%
Bally Technologies, Inc.†	952	33,272
International Game Technology	14,132	204,208
		237,480
Cellular Telecom — 0.6%
MetroPCS Communications, Inc.†	37,249	389,625
NII Holdings, Inc.†	5,074	208,541
		598,166
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	2,701	86,702
FMC Corp.	855	58,491
PPG Industries, Inc.	470	34,216
Sociedad Quimica y Minera de Chile SA ADR	3,600	173,664
		353,073
Chemicals-Specialty — 1.1%
Albemarle Corp.	2,872	134,438
Ashland, Inc.	116	5,657
Eastman Chemical Co.	256	18,944
Ecolab, Inc.	6,014	305,151
International Flavors & Fragrances, Inc.	1,368	66,375
Lubrizol Corp.	1,173	124,303
Methanex Corp.	4,900	120,001

Security Description	Shares	Value (Note 2)
Chemicals-Specialty (continued)
Sigma-Aldrich Corp.	3,627	$218,998
		993,867
Coal — 1.0%
Alpha Natural Resources, Inc.†	282	11,604
Arch Coal, Inc.	6,459	172,520
Consol Energy, Inc.	8,683	320,924
Massey Energy Co.	1,400	43,428
Peabody Energy Corp.	3,500	171,535
Walter Energy, Inc.	3,026	245,983
		965,994
Coatings/Paint — 0.3%
RPM International, Inc.	1,115	22,211
The Sherwin-Williams Co.	3,078	231,281
Valspar Corp.	181	5,765
		259,257
Coffee — 0.8%
Green Mountain Coffee Roasters, Inc.†	22,851	712,723
Commercial Services — 0.4%
Alliance Data Systems Corp.†	921	60,105
Iron Mountain, Inc.	6,833	152,649
Quanta Services, Inc.†	5,000	95,400
Weight Watchers International, Inc.	564	17,591
		325,745
Commercial Services-Finance — 1.9%
Equifax, Inc.	1,600	49,920
Global Payments, Inc.	3,104	133,131
H&R Block, Inc.	2,338	30,277
Lender Processing Services, Inc.	1,630	54,165
Moody's Corp.	9,932	248,101
Morningstar, Inc.†	373	16,621
Paychex, Inc.	12,102	332,684
SEI Investments Co.	15,779	320,945
The Western Union Co.	25,156	444,506
Verisk Analytics, Inc., Class A†	4,677	131,003
		1,761,353
Computer Aided Design — 0.5%
ANSYS, Inc.†	4,455	188,224
Autodesk, Inc.†	8,945	285,971
		474,195
Computer Services — 0.6%
Cognizant Technology Solutions Corp., Class A†	6,482	417,894
Computer Sciences Corp.	1,200	55,200
DST Systems, Inc.	609	27,308
IHS, Inc., Class A†	832	56,576
		556,978
Computers-Integrated Systems — 1.0%
Diebold, Inc.	237	7,368
MICROS Systems, Inc.†	3,880	164,241
NCR Corp.†	2,756	37,564
Riverbed Technology, Inc.†	7,920	360,994
Teradata Corp.†	10,270	396,011
		966,178

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Computers-Memory Devices — 1.4%
NetApp, Inc.†	19,060	$948,997
SanDisk Corp.†	3,957	145,024
Seagate Technology PLC†	18,055	212,688
Western Digital Corp.†	903	25,636
		1,332,345
Computers-Periphery Equipment — 0.1%
Logitech International SA†	3,200	55,680
Consulting Services — 0.6%
FTI Consulting, Inc.†	652	22,618
Gartner, Inc.†	1,256	36,977
Genpact, Ltd.†	19,422	344,352
SAIC, Inc.†	5,318	84,981
The Corporate Executive Board Co.	1,900	59,964
Towers Watson & Co., Class A	117	5,754
		554,646
Consumer Products-Misc. — 0.9%
Clorox Co.	4,977	332,265
Fortune Brands, Inc.	311	15,311
Jarden Corp.	13,080	407,180
The Scotts Miracle-Gro Co., Class A	789	40,815
Tupperware Brands Corp.	1,087	49,741
		845,312
Containers-Metal/Glass — 0.1%
Ball Corp.	330	19,420
Crown Holdings, Inc.†	2,788	79,904
Owens-Illinois, Inc.†	879	24,665
		123,989
Containers-Paper/Plastic — 0.1%
Pactiv Corp.†	2,054	67,741
Temple-Inland, Inc.	330	6,158
		73,899
Cosmetics & Toiletries — 0.8%
Alberto-Culver Co.	2,627	98,907
Avon Products, Inc.	15,671	503,196
The Estee Lauder Cos., Inc., Class A	1,897	119,947
		722,050
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.†	3,384	106,697
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,988	45,466
Dun & Bradstreet Corp.	1,667	123,591
Fidelity National Information Services, Inc.	1,222	33,153
Fiserv, Inc.†	3,300	177,606
		379,816
Decision Support Software — 0.2%
MSCI, Inc., Class A†	5,195	172,526
Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	5,417	173,181
Patterson Cos., Inc.	3,955	113,311
		286,492

Security Description	Shares	Value (Note 2)
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	1,953	$94,642
Diagnostic Kits — 0.3%
Alere, Inc.†	430	13,300
IDEXX Laboratories, Inc.†	3,191	196,948
QIAGEN NV†	2,800	49,672
		259,920
Dialysis Centers — 0.3%
DaVita, Inc.†	3,486	240,639
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	4,035	328,570
Distribution/Wholesale — 1.2%
Fastenal Co.	5,378	286,056
Fossil, Inc.†	905	48,680
Ingram Micro, Inc., Class A†	164	2,765
LKQ Corp.†	22,061	458,869
WESCO International, Inc.†	235	9,233
WW Grainger, Inc.	2,564	305,398
		1,111,001
Diversified Financial Services — 0.1%
CBOE Holdings, Inc.	4,700	94,188
Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	78	2,336
Cooper Industries PLC	5,983	292,748
Dover Corp.	2,032	106,091
Eaton Corp.	753	62,115
Harsco Corp.	1,709	42,007
Ingersoll-Rand PLC	18,090	645,994
Leggett & Platt, Inc.	1,506	34,277
Parker Hannifin Corp.	785	54,997
Pentair, Inc.	884	29,729
SPX Corp.	170	10,758
Textron, Inc.	2,426	49,878
		1,330,930
E-Commerce/Services — 1.4%
Ctrip.com International, Ltd. ADR†	1,600	76,400
Expedia, Inc.	4,353	122,798
IAC/InterActive Corp.†	567	14,895
Liberty Media Corp. - Interactive, Class A†	11,600	159,036
Netflix, Inc.†	2,787	451,940
priceline.com, Inc.†	1,417	493,598
		1,318,667
E-Services/Consulting — 0.4%
GSI Commerce, Inc.†	16,700	412,490
Electric Products-Misc. — 0.2%
AMETEK, Inc.	4,729	225,904
Electric-Transmission — 0.1%
ITC Holdings Corp.	759	47,248
Electronic Components-Misc. — 1.4%
AAC Acoustic Technologies Holdings, Inc.	74,000	162,138
AVX Corp.	66	912
Garmin, Ltd.	124	3,763
Gentex Corp.	21,304	415,641
Jabil Circuit, Inc.	28,179	406,059

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Misc. (continued)
Sanmina-SCI Corp.†	27,200	$328,576
		1,317,089
Electronic Components-Semiconductors — 5.0%
Advanced Micro Devices, Inc.†	3,960	28,156
Altera Corp.	11,192	337,551
Avago Technologies, Ltd.†	1,825	41,081
Broadcom Corp., Class A	11,620	411,232
Cavium Networks, Inc.†	12,400	356,624
Cree, Inc.†	1,850	100,436
Fairchild Semiconductor International, Inc.†	3,300	31,020
GT Solar International, Inc.†	8,900	74,493
Intersil Corp., Class A	4,314	50,431
LSI Corp.†	46,300	211,128
MEMC Electronic Materials, Inc.†	7,512	89,543
Microchip Technology, Inc.	7,120	223,924
National Semiconductor Corp.	13,039	166,508
NVIDIA Corp.†	23,046	269,177
OmniVision Technologies, Inc.†	13,300	306,432
ON Semiconductor Corp.†	20,497	147,783
PMC - Sierra, Inc.†	220	1,619
QLogic Corp.†	6,920	122,069
Rambus, Inc.†	1,806	37,637
Rovi Corp.†	12,427	626,445
Silicon Laboratories, Inc.†	2,891	105,955
Skyworks Solutions, Inc.†	32,222	666,351
Xilinx, Inc.	10,454	278,181
		4,683,776
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,985	293,145
Thomas & Betts Corp.†	153	6,276
		299,421
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	4,647	35,457
Synopsys, Inc.†	2,368	58,655
		94,112
Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,800	47,070
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.†	5,991	199,920
FLIR Systems, Inc.†	4,338	111,486
Itron, Inc.†	1,344	82,293
National Instruments Corp.	3,545	115,780
Trimble Navigation, Ltd.†	6,886	241,285
		750,764
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	221	5,907
Electronics-Military — 0.3%
Safran SA	11,376	319,782
Energy-Alternate Sources — 0.2%
Covanta Holding Corp.	136	2,142
First Solar, Inc.†	1,553	228,835
		230,977

Security Description	Shares	Value (Note 2)
Engineering/R&D Services — 1.1%
Aecom Technology Corp.†	18,348	$445,123
Fluor Corp.	4,482	221,993
Foster Wheeler AG†	3,700	90,502
Jacobs Engineering Group, Inc.†	1,300	50,310
KBR, Inc.	168	4,140
McDermott International, Inc.†	12,740	188,297
The Shaw Group, Inc.†	836	28,056
		1,028,421
Engines-Internal Combustion — 0.6%
Cummins, Inc.	5,951	539,042
Enterprise Software/Service — 1.1%
BMC Software, Inc.†	7,017	284,048
CA, Inc.	11,747	248,097
Concur Technologies, Inc.†	6,250	309,000
Informatica Corp.†	5,080	195,123
		1,036,268
Entertainment Software — 0.2%
Electronic Arts, Inc.†	9,032	148,396
Filtration/Separation Products — 0.4%
CLARCOR, Inc.	1,600	61,808
Donaldson Co., Inc.	3,426	161,467
Pall Corp.	3,912	162,896
		386,171
Finance-Consumer Loans — 0.1%
SLM Corp.†	5,000	57,750
Finance-Investment Banker/Broker — 0.5%
Greenhill & Co., Inc.	506	40,136
Interactive Brokers Group, Inc., Class A†	190	3,270
Lazard, Ltd., Class A	4,783	167,788
optionsXpress Holdings, Inc.†	3,400	52,224
TD Ameritrade Holding Corp.†	10,610	171,351
		434,769
Finance-Other Services — 0.5%
IntercontinentalExchange, Inc.†	2,871	300,651
NYSE Euronext	4,970	141,993
The NASDAQ OMX Group, Inc.†	240	4,663
		447,307
Food-Baking — 0.0%
Flowers Foods, Inc.	499	12,395
Food-Confectionery — 0.2%
The Hershey Co.	3,645	173,466
The J.M. Smucker Co.	900	54,477
		227,943
Food-Misc. — 0.6%
Campbell Soup Co.	4,194	149,936
ConAgra Foods, Inc.	763	16,740
H.J. Heinz Co.	2,231	105,682
McCormick & Co., Inc.	3,136	131,837
Sara Lee Corp.	8,111	108,931
		513,126
Food-Retail — 0.3%
Whole Foods Market, Inc.†	6,707	248,897

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,193	$42,113
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,072	23,059
Garden Products — 0.0%
The Toro Co.	579	32,557
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	1,700	120,751
Eldorado Gold Corp.	4,000	73,960
Royal Gold, Inc.	139	6,928
		201,639
Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	2,655	184,469
Home Furnishings — 0.6%
Tempur-Pedic International, Inc.†	16,666	516,646
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	916	32,875
Kinetic Concepts, Inc.†	99	3,622
		36,497
Hotels/Motels — 1.0%
Choice Hotels International, Inc.	2,636	96,109
Hyatt Hotels Corp., Class A†	1,400	52,346
Marriott International, Inc., Class A	10,635	381,052
Starwood Hotels & Resorts Worldwide, Inc.	7,161	376,310
		905,817
Human Resources — 0.8%
AON Hewitt LLC†	1,600	80,688
Emergency Medical Services Corp., Class A†	509	27,104
Manpower, Inc.	8,000	417,600
Monster Worldwide, Inc.†	4,253	55,119
Robert Half International, Inc.	5,881	152,906
		733,417
Independent Power Producers — 0.3%
Calpine Corp.†	13,093	163,008
NRG Energy, Inc.†	3,500	72,870
Ormat Technologies, Inc.	181	5,280
		241,158
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	3,723	211,504
Industrial Automated/Robotic — 0.3%
Rockwell Automation, Inc.	4,354	268,772
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,400	115,948
Airgas, Inc.	1,436	97,576
		213,524
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	578	71,926
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	923	21,358
Waters Corp.†	3,498	247,589
		268,947

Security Description	Shares	Value (Note 2)
Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	457	$12,051
Brown & Brown, Inc.	1,035	20,897
Erie Indemnity Co., Class A	351	19,677
Marsh & McLennan Cos., Inc.	8,585	207,070
		259,695
Insurance-Life/Health — 0.1%
Principal Financial Group, Inc.	2,200	57,024
Insurance-Multi-line — 0.4%
Assurant, Inc.	1,700	69,190
Genworth Financial, Inc., Class A†	23,843	291,361
Hartford Financial Services Group, Inc.	629	14,436
		374,987
Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	752	63,018
HCC Insurance Holdings, Inc.	2,300	60,007
WR Berkley Corp.	2,100	56,847
		179,872
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,179	71,777
Endurance Specialty Holdings, Ltd.	89	3,542
RenaissanceRe Holdings, Ltd.	900	53,964
Validus Holdings, Ltd.	145	3,822
		133,105
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	1,023	51,017
Internet Infrastructure Software — 0.6%
Akamai Technologies, Inc.†	6,026	302,385
F5 Networks, Inc.†	2,079	215,821
		518,206
Internet Security — 0.4%
McAfee, Inc.†	2,685	126,893
Symantec Corp.†	2,500	37,925
VeriSign, Inc.†	5,140	163,144
		327,962
Investment Companies — 0.2%
Vallar PLC†	9,921	142,836
Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	881	68,727
Ameriprise Financial, Inc.	7,122	337,084
Artio Global Investors, Inc.	1,500	22,950
Eaton Vance Corp.	5,637	163,699
Federated Investors, Inc., Class B	1,040	23,670
GLG Partners, Inc.†	2,018	9,081
Invesco, Ltd.	23,213	492,812
Janus Capital Group, Inc.	5,502	60,247
T. Rowe Price Group, Inc.	4,465	223,540
Waddell & Reed Financial, Inc., Class A	3,185	87,142
		1,488,952
Lasers-System/Components — 0.1%
Cymer, Inc.†	1,600	59,328
II-VI, Inc.†	2,100	78,393
		137,721

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Leisure Products — 0.5%
Brunswick Corp.	20,900	$318,098
WMS Industries, Inc.†	3,498	133,169
		451,267
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	1,053	32,569
Lincoln Electric Holdings, Inc.	733	42,382
		74,951
Machinery-Construction & Mining — 0.5%
Bucyrus International, Inc.	2,195	152,223
Joy Global, Inc.	4,071	286,273
Terex Corp.†	2,800	64,176
		502,672
Machinery-Electrical — 0.3%
Regal-Beloit Corp.	4,256	249,785
Machinery-Farming — 0.0%
CNH Global NV†	79	2,895
Machinery-General Industrial — 0.6%
Babcock & Wilcox Co.†	6,376	135,681
Gardner Denver, Inc.	852	45,735
IDEX Corp.	3,105	110,259
Roper Industries, Inc.	3,116	203,101
The Manitowoc Co., Inc.	2,260	27,369
Wabtec Corp.	1,623	77,563
		599,708
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	2,661	89,516
Machinery-Pumps — 0.4%
Flowserve Corp.	1,820	199,144
Graco, Inc.	4,142	131,426
		330,570
Medical Information Systems — 0.7%
Allscripts Healthcare Solutions, Inc.†	21,104	389,791
Cerner Corp.†	2,983	250,542
		640,333
Medical Instruments — 1.3%
Arthrocare Corp.†	1,800	48,924
Bruker Corp.†	4,900	68,747
Edwards Lifesciences Corp.†	9,388	629,466
Intuitive Surgical, Inc.†	1,073	304,453
St. Jude Medical, Inc.†	1,500	59,010
Techne Corp.	1,541	95,126
Thoratec Corp.†	986	36,462
		1,242,188
Medical Labs & Testing Services — 0.9%
Covance, Inc.†	5,712	267,265
Laboratory Corp. of America Holdings†	3,994	313,249
Quest Diagnostics, Inc.	5,269	265,926
		846,440
Medical Products — 0.9%
American Medical Systems Holdings, Inc.†	2,600	50,908
CareFusion Corp.†	3,168	78,693

Security Description	Shares	Value (Note 2)
Medical Products (continued)
Henry Schein, Inc.†	3,871	$226,763
Hospira, Inc.†	2,853	162,650
Teleflex, Inc.	103	5,848
The Cooper Cos., Inc.	144	6,656
Varian Medical Systems, Inc.†	3,825	231,412
Zimmer Holdings, Inc.†	1,100	57,563
		820,493
Medical-Biomedical/Gene — 2.1%
Abraxis Bioscience, Inc.†	50	3,867
Alexion Pharmaceuticals, Inc.†	3,540	227,834
Amylin Pharmaceuticals, Inc.†	6,932	144,532
Biogen Idec, Inc.†	1,100	61,732
Charles River Laboratories International, Inc.†	1,867	61,891
Dendreon Corp.†	4,178	172,050
Human Genome Sciences, Inc.†	5,923	176,446
Illumina, Inc.†	4,695	230,994
Life Technologies Corp.†	6,125	285,976
Myriad Genetics, Inc.†	4,182	68,627
Regeneron Pharmaceuticals, Inc.†	7,516	205,938
Talecris Biotherapeutics Holdings Corp.†	873	19,974
United Therapeutics Corp.†	852	47,721
Vertex Pharmaceuticals, Inc.†	6,836	236,321
		1,943,903
Medical-Drugs — 1.1%
Auxilium Pharmaceuticals, Inc.†	10,500	260,190
Cephalon, Inc.†	1,100	68,684
Elan Corp. PLC ADR†	7,200	41,400
Salix Pharmaceuticals, Ltd.†	5,100	202,572
Shionogi & Co., Ltd.	14,830	271,445
Shire PLC ADR	1,400	94,192
Valeant Pharmaceuticals International, Inc.	1,745	43,712
		982,195
Medical-Generic Drugs — 0.9%
Mylan, Inc.†	20,766	390,608
Perrigo Co.	1,389	89,202
Watson Pharmaceuticals, Inc.†	9,000	380,790
		860,600
Medical-HMO — 0.4%
CIGNA Corp.	1,700	60,826
Coventry Health Care, Inc.†	11,010	237,045
Humana, Inc.†	1,000	50,240
		348,111
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	3,531	109,355
Health Management Associates, Inc., Class A†	4,304	32,968
Tenet Healthcare Corp.†	6,004	28,339
Universal Health Services, Inc., Class B	2,209	85,842
		256,504
Medical-Outpatient/Home Medical — 0.3%
Lincare Holdings, Inc.	10,766	270,119

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	8,558	$262,388
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,800	229,230
Timken Co.	1,097	42,081
		271,311
Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	4,630	295,950
Motion Pictures & Services — 0.4%
DreamWorks Animation SKG, Inc., Class A†	13,007	415,053
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	4,053	115,267
Multimedia — 0.5%
FactSet Research Systems, Inc.	2,051	166,398
Meredith Corp.	260	8,660
The McGraw-Hill Cos., Inc.	9,311	307,822
		482,880
Networking Products — 1.6%
Acme Packet, Inc.†	8,300	314,902
Atheros Communications, Inc.†	15,605	411,192
Juniper Networks, Inc.†	6,100	185,135
Polycom, Inc.†	21,568	588,375
		1,499,604
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	1,471	29,361
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	5,422	165,317
Waste Connections, Inc.†	2,456	97,405
		262,722
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,554	54,604
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	114	4,232
Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.†	185	5,633
Diamond Offshore Drilling, Inc.	1,685	114,192
Karoon Gas Australia, Ltd.†	12,077	88,131
Nabors Industries, Ltd.†	4,661	84,178
Pride International, Inc.†	1,199	35,287
Rowan Cos., Inc.†	243	7,378
		334,799
Oil Companies-Exploration & Production — 1.8%
Atlas Energy, Inc.†	4,786	137,071
Cimarex Energy Co.	1,443	95,498
Cobalt International Energy, Inc.†	3,400	32,470
Concho Resources, Inc.†	4,374	289,427
Continental Resources, Inc.†	3,679	170,558
EQT Corp.	2,385	86,003
EXCO Resources, Inc.	2,526	37,562
Forest Oil Corp.†	2,344	69,617
Mariner Energy, Inc.†	134	3,247
Newfield Exploration Co.†	1,200	68,928
Nexen, Inc.	4,100	82,410

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Petrohawk Energy Corp.†	3,692	$59,589
Quicksilver Resources, Inc.†	132	1,663
Range Resources Corp.	5,243	199,916
SandRidge Energy, Inc.†	3,578	20,323
SM Energy Co.	735	27,533
Southwestern Energy Co.†	1,700	56,848
Ultra Petroleum Corp.†	4,518	189,666
Whiting Petroleum Corp.†	65	6,208
		1,634,537
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	1,587	98,267
Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	7,199	309,269
Dresser-Rand Group, Inc.†	2,684	99,013
Dril-Quip, Inc.†	1,000	62,110
FMC Technologies, Inc.†	6,192	422,851
		893,243
Oil Refining & Marketing — 0.0%
Holly Corp.	528	15,180
Oil-Field Services — 0.5%
Core Laboratories NV	2,567	225,999
Exterran Holdings, Inc.†	118	2,680
Oceaneering International, Inc.†	1,700	91,562
Oil States International, Inc.†	57	2,653
Superior Energy Services, Inc.†	102	2,722
TETRA Technologies, Inc.†	5,600	57,120
Weatherford International, Ltd.†	5,136	87,826
		470,562
Paper & Related Products — 0.2%
International Paper Co.	5,855	127,346
Rayonier, Inc.	405	20,299
		147,645
Patient Monitoring Equipment — 0.0%
Masimo Corp.	1,500	40,965
Pharmacy Services — 0.7%
Omnicare, Inc.	213	5,086
SXC Health Solutions Corp.†	16,872	615,322
		620,408
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	764	40,721
Pipelines — 0.0%
El Paso Corp.	2,228	27,583
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	411	20,858
SunPower Corp., Class A†	644	9,274
		30,132
Printing-Commercial — 0.4%
American Reprographics Co.†	7,800	61,230
R.R. Donnelley & Sons Co.	198	3,358
VistaPrint NV†	8,243	318,592
		383,180
Private Corrections — 0.5%
Corrections Corp. of America†	20,206	498,684

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Professional Sports — 0.1%
Madison Square Garden, Inc., Class A†	3,048	$64,252
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	715	29,215
Quarrying — 0.3%
Compass Minerals International, Inc.	2,963	227,025
Vulcan Materials Co.	2,400	88,608
		315,633
Racetracks — 0.0%
International Speedway Corp., Class A	189	4,612
Radio — 0.1%
Sirius XM Radio, Inc.†	66,849	80,219
Real Estate Investment Trusts — 0.4%
AMB Property Corp.	263	6,962
Apartment Investment & Management Co., Class A	993	21,230
Digital Realty Trust, Inc.	1,416	87,367
Equity Residential	306	14,557
Essex Property Trust, Inc.	202	22,107
Federal Realty Investment Trust	1,533	125,185
General Growth Properties, Inc.	3,479	54,272
ProLogis	485	5,713
UDR, Inc.	194	4,097
Ventas, Inc.	735	37,904
Vornado Realty Trust	251	21,468
		400,862
Real Estate Management/Services — 0.2%
CB Richard Ellis Group, Inc., Class A†	4,907	89,700
Jones Lang LaSalle, Inc.	723	62,373
		152,073
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	4,800	61,584
The St. Joe Co.†	1,432	35,614
		97,198
Rental Auto/Equipment — 0.9%
Aaron's Inc.	711	13,118
Hertz Global Holdings, Inc.†	12,144	128,605
Localiza Rent a Car SA	31,510	529,822
United Rentals, Inc.†	10,600	157,304
		828,849
Research & Development — 0.6%
Pharmaceutical Product Development, Inc.	21,514	533,332
Respiratory Products — 0.2%
ResMed, Inc.†	4,408	144,626
Retail-Apparel/Shoe — 1.7%
Abercrombie & Fitch Co., Class A	1,163	45,729
Aeropostale, Inc.†	1,610	37,433
American Eagle Outfitters, Inc.	846	12,656
Chico's FAS, Inc.	3,077	32,370
Guess?, Inc.	1,112	45,181
J Crew Group, Inc.†	950	31,939

Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe (continued)
Limited Brands, Inc.	4,596	$123,081
Phillips-Van Heusen Corp.	973	58,536
Ross Stores, Inc.	14,783	807,447
The Gap, Inc.	3,400	63,376
The Men's Wearhouse, Inc.	2,350	55,906
Urban Outfitters, Inc.†	9,337	293,555
		1,607,209
Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	7,860	461,225
AutoZone, Inc.†	878	200,983
O'Reilly Automotive, Inc.†	5,275	280,630
		942,838
Retail-Automobile — 0.4%
AutoNation, Inc.†	392	9,114
CarMax, Inc.†	10,046	279,881
Copart, Inc.†	3,041	100,262
		389,257
Retail-Bedding — 0.8%
Bed Bath & Beyond, Inc.†	16,627	721,778
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	750	40,530
Retail-Discount — 1.1%
Big Lots, Inc.†	2,996	99,617
BJ's Wholesale Club, Inc.†	81	3,362
Dollar General Corp.†	3,600	105,300
Dollar Tree, Inc.†	4,138	201,769
Family Dollar Stores, Inc.	13,403	591,876
		1,001,924
Retail-Gardening Products — 0.1%
Tractor Supply Co.	3,052	121,042
Retail-Jewelry — 0.3%
Tiffany & Co.	5,974	280,718
Retail-Mail Order — 0.5%
Williams-Sonoma, Inc.	14,138	448,175
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	1,322	35,932
Nordstrom, Inc.	2,877	107,024
		142,956
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	503	2,314
Staples, Inc.	2,700	56,484
		58,798
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	4,135	144,725
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	708	16,348
Retail-Restaurants — 1.1%
Brinker International, Inc.	1,539	29,025
Burger King Holdings, Inc.	1,577	37,659
Chipotle Mexican Grill, Inc.†	1,143	196,596
Darden Restaurants, Inc.	2,418	103,442
Panera Bread Co., Class A†	1,926	170,663
The Cheesecake Factory, Inc.†	13,230	350,198

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Restaurants (continued)
Tim Hortons, Inc.	2,500	$91,025
Wendy's/Arby's Group, Inc., Class A	2,160	9,785
		988,393
Retail-Sporting Goods — 0.5%
Dick's Sporting Goods, Inc.†	17,042	477,858
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	212	3,458
Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†	4,179	44,924
Savings & Loans/Thrifts — 0.0%
Capitol Federal Financial	25	618
Hudson City Bancorp, Inc.	670	8,214
		8,832
Schools — 1.1%
Apollo Group, Inc., Class A†	5,549	284,941
Career Education Corp.†	1,125	24,154
DeVry, Inc.	4,298	211,504
Education Management Corp.†	3,231	47,431
ITT Educational Services, Inc.†	1,296	91,070
New Oriental Education & Technology Group, Inc. ADR†	600	58,548
Strayer Education, Inc.	1,618	282,341
		999,989
Semiconductor Components-Integrated Circuits — 2.2%
Analog Devices, Inc.	9,629	302,158
Atmel Corp.†	7,095	56,476
Cypress Semiconductor Corp.†	29,543	371,651
Linear Technology Corp.	9,256	284,437
Marvell Technology Group, Ltd.†	20,316	355,733
Maxim Integrated Products, Inc.	25,931	479,983
Power Integrations, Inc.	6,720	213,629
		2,064,067
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	2,069	72,891
Lam Research Corp.†	4,177	174,807
Novellus Systems, Inc.†	1,467	38,993
Teradyne, Inc.†	3,102	34,556
Varian Semiconductor Equipment Associates, Inc.†	4,983	143,411
		464,658
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	3,320	215,601
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,282	92,817
Steel-Producers — 0.2%
AK Steel Holding Corp.	296	4,088
Carpenter Technology Corp.	3,558	119,940
Reliance Steel & Aluminum Co.	138	5,731
Schnitzer Steel Industries, Inc., Class A	80	3,862
United States Steel Corp.	2,165	94,914
		228,535

Security Description	Shares	Value (Note 2)
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	1,697	$78,826
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	1,596	24,850
Finisar Corp.†	14,900	279,971
JDS Uniphase Corp.†	7,913	98,042
		402,863
Telecom Services — 0.1%
Amdocs, Ltd.†	993	28,459
Clearwire Corp., Class A†	1,958	15,840
NeuStar, Inc., Class A†	1,287	31,995
tw telecom, Inc.†	2,612	48,505
		124,799
Telecommunication Equipment — 0.1%
Harris Corp.	2,234	98,944
Telephone-Integrated — 0.1%
Frontier Communications Corp.	6,516	53,236
Level 3 Communications, Inc.†	11,208	10,505
Windstream Corp.	3,447	42,364
		106,105
Television — 0.2%
CBS Corp., Class B	1,397	22,156
Central European Media Enterprises, Ltd., Class A†	2,200	54,890
CTC Media, Inc.	3,800	83,372
		160,418
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	111	5,916
Theaters — 0.0%
Regal Entertainment Group, Class A	336	4,408
Therapeutics — 0.2%
BioMarin Pharmaceutical, Inc.†	4,648	103,883
Warner Chilcott PLC, Class A	1,555	34,894
		138,777
Tobacco — 0.1%
Lorillard, Inc.	1,200	96,372
Toys — 0.4%
Hasbro, Inc.	2,245	99,925
Mattel, Inc.	12,441	291,866
		391,791
Transactional Software — 0.2%
Solera Holdings, Inc.	3,505	154,781
Transport-Equipment & Leasing — 0.0%
GATX Corp.	212	6,216
Transport-Marine — 0.0%
Frontline, Ltd.	732	20,811
Kirby Corp.†	64	2,564
		23,375
Transport-Rail — 0.1%
Kansas City Southern†	3,239	121,171
Transport-Services — 1.3%
C.H. Robinson Worldwide, Inc.	5,953	416,234
Expeditors International of Washington, Inc.	16,352	755,953

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Transport-Services (continued)
Ryder System, Inc.	477	$20,401
UTi Worldwide, Inc.	1,461	23,493
		1,216,081
Transport-Truck — 0.5%
Con-way, Inc.	78	2,417
J.B. Hunt Transport Services, Inc.	10,068	349,360
Landstar System, Inc.	3,962	153,012
		504,789
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,477	31,150
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	1,030	62,160
Mead Johnson Nutrition Co.	2,082	118,487
		180,647
Water Treatment Systems — 0.1%
Nalco Holding Co.	2,232	56,269
Web Hosting/Design — 0.7%
Equinix, Inc.†	5,289	541,329
Rackspace Hosting, Inc.†	3,900	101,322
		642,651
Web Portals/ISP — 0.1%
SINA Corp.†	1,500	75,870
Wire & Cable Products — 0.1%
General Cable Corp.†	2,716	73,658
Wireless Equipment — 1.0%
Aruba Networks, Inc.†	19,900	424,666
Crown Castle International Corp.†	4,998	220,662
SBA Communications Corp., Class A†	6,014	242,364
		887,692
X-Ray Equipment — 0.4%
Hologic, Inc.†	24,600	393,846
Total Common Stock (cost $77,365,812)		88,099,671
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell Midcap Growth Index Fund (cost $1,739,079)	11,300	562,966

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED STOCK — 0.2%
Banks-Commercial — 0.2%
BanColombia SA ADR (cost $208,188)	3,500	$229,705
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10† (cost $574)	574	20
Total Long-Term Investment Securities (cost $79,313,653)		88,892,362
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
T. Rowe Price Reserve Investment Fund	67,595	67,595
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.14% due 12/16/10(1)	$80,000	79,979
Total Short-Term Investment Securities (cost $147,572)		147,574
REPURCHASE AGREEMENTS — 2.3%
Bank of America Securities Joint Repurchase Agreement(2)	905,000	905,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	620,000	620,000
UBS Securities LLC Joint Repurchase Agreement(2)	650,000	650,000
Total Repurchase Agreements (cost $2,175,000)		2,175,000
TOTAL INVESTMENTS (cost $81,636,225)(3)	98.0%	91,214,936
Other assets less liabilities	2.0	1,840,483
NET ASSETS	100.0%	$93,055,419

†  Non-income producing security

(1)  The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details on Joint Repurchase Agreements.

(3)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
10	Long	S&P MidCap 400 E-Mini Index	December 2010	$762,168	$800,100	$37,932

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.
	EUR	277,000	USD	351,194	10/13/10	$—	$(26,401)
	USD	103,091	EUR	80,000	10/13/10	5,962	—
						5,962	(26,401)
Royal Bank of Canada
	EUR	75,000	USD	94,442	10/13/10	—	(7,795)
	USD	132,436	EUR	104,000	10/13/10	9,333	—
						9,333	(7,795)
Unrealized Appreciation (Depreciation)						$15,295	$(34,196)

EUR — Euro Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Electronic Components - Semiconductors	$4,683,776	$—	$—	$4,683,776
Other Industries*	83,415,895	—	—	83,415,895
Exchange Traded Funds	562,966	—	—	562,966
Preferred Stock	229,705	—	—	229,705
Rights	20	—	—	20
Short-Term Investment Securities:
Registered Investment Companies	—	67,595	—	67,595
U.S. Government Treasuries	—	79,979	—	79,979
Repurchase Agreements	—	2,175,000	—	2,175,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	37,932	—	—	37,932
Open Forward Foreign Currency Contracts - Appreciation	—	15,295	—	15,295
Total	$88,930,294	$2,337,869	$—	$91,268,163
LIABILITIES:
Other Financial Instruments+
Open Forward Foreign Currency Contracts - Depreciation	$—	$34,196	$—	$34,196

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*

Electric-Integrated	7.9%
Real Estate Investment Trusts	6.3
Oil Companies-Exploration & Production	4.6
Diversified Manufacturing Operations	4.5
Banks-Commercial	4.4
Banks-Super Regional	2.9
Repurchase Agreements	2.3
Oil-Field Services	2.3
Insurance-Multi-line	2.1
Investment Management/Advisor Services	1.8
Auto/Truck Parts & Equipment-Original	1.7
Insurance-Property/Casualty	1.7
Insurance-Reinsurance	1.7
Advertising Agencies	1.7
Telephone-Integrated	1.6
Steel-Producers	1.5
Pipelines	1.4
Electronic Components-Semiconductors	1.4
Containers-Metal/Glass	1.3
Chemicals-Diversified	1.3
Food-Misc.	1.2
Gas-Distribution	1.2
Finance-Investment Banker/Broker	1.2
Insurance-Life/Health	1.2
Exchange Traded Funds	1.0
Medical-HMO	1.0
Gold Mining	0.9
Medical-Generic Drugs	0.9
Retail-Apparel/Shoe	0.9
Consumer Products-Misc.	0.8
Insurance Brokers	0.8
Data Processing/Management	0.8
Medical Products	0.8
Non-Hazardous Waste Disposal	0.8
Oil & Gas Drilling	0.8
Cable/Satellite TV	0.7
Transactional Software	0.7
Medical-Biomedical/Gene	0.7
Hospital Beds/Equipment	0.7
Food-Confectionery	0.7
Coal	0.6
Applications Software	0.6
E-Commerce/Services	0.6
Television	0.6
Transport-Rail	0.6
Apparel Manufacturers	0.6
Home Decoration Products	0.6
Agricultural Operations	0.6
Finance-Consumer Loans	0.6
Containers-Paper/Plastic	0.5
Commercial Services-Finance	0.5
Beverages-Non-alcoholic	0.5
Cellular Telecom	0.5
Medical-Wholesale Drug Distribution	0.5
Enterprise Software/Service	0.5
Building-Residential/Commercial	0.5
Aerospace/Defense-Equipment	0.4
Electronic Components-Misc.	0.4
Chemicals-Specialty	0.4
Multimedia	0.4
Electronic Connectors	0.4
Retail-Home Furnishings	0.4
Telecom Services	0.4
Savings & Loans/Thrifts	0.4
Industrial Gases	0.4
Airlines	0.4
Retail-Pet Food & Supplies	0.4
Distribution/Wholesale	0.4
Disposable Medical Products	0.4
Publishing-Newspapers	0.4
Electric Products-Misc.	0.4
X-Ray Equipment	0.4
Engineering/R&D Services	0.4
Agricultural Chemicals	0.4
Medical-Hospitals	0.3
Medical-Drugs	0.3
Coatings/Paint	0.3
Filtration/Separation Products	0.3
Computers-Integrated Systems	0.3
Oil Refining & Marketing	0.3
Finance-Other Services	0.3
Broadcast Services/Program	0.3
Machine Tools & Related Products	0.3
Food-Canned	0.3
Computer Aided Design	0.3
Hotels/Motels	0.3
Office Automation & Equipment	0.3
Oil Companies-Integrated	0.3
Telecommunication Equipment	0.3
Physical Therapy/Rehabilitation Centers	0.3
Therapeutics	0.3
Electronic Forms	0.3
Retail-Regional Department Stores	0.2
Retail-Hair Salons	0.2
Vitamins & Nutrition Products	0.2
Metal-Iron	0.2
Textile-Home Furnishings	0.2
Medical Instruments	0.2
Tools-Hand Held	0.2
Tobacco	0.2
Paper & Related Products	0.2
Forestry	0.2
Racetracks	0.2
Transport-Services	0.2
Retail-Major Department Stores	0.2
Food-Retail	0.2
Independent Power Producers	0.2
Food-Meat Products	0.2
Water	0.2
Dental Supplies & Equipment	0.2
Electronic Parts Distribution	0.2
Finance-Credit Card	0.2
Semiconductor Components-Integrated Circuits	0.1
Electronics-Military	0.1
Transport-Truck	0.1
Motorcycle/Motor Scooter	0.1
Electric-Generation	0.1
Cosmetics & Toiletries	0.1
Transport-Marine	0.1
Computer Services	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited) (continued)

Computers-Memory Devices	0.1%
Retail-Discount	0.1
Beverages-Wine/Spirits	0.1
Brewery	0.1
Aerospace/Defense	0.1
Semiconductor Equipment	0.1
Human Resources	0.1
Commercial Services	0.1
Oil Field Machinery & Equipment	0.1
Quarrying	0.1
Batteries/Battery Systems	0.1
Financial Guarantee Insurance	0.1
Diversified Operations	0.1
Machinery-Farming	0.1
Consulting Services	0.1
Office Supplies & Forms	0.1
Linen Supply & Related Items	0.1
Toys	0.1
Computers-Periphery Equipment	0.1
Electronic Design Automation	0.1
Appliances	0.1
U.S. Government Treasuries	0.1
Printing-Commercial	0.1
Miscellaneous Manufacturing	0.1
Machinery-General Industrial	0.1
Retail-Computer Equipment	0.1
Investment Companies	0.1
101.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.8%
Advertising Agencies — 1.7%
Omnicom Group, Inc.	25,000	$987,000
The Interpublic Group of Cos., Inc.†	127,600	1,279,828
		2,266,828
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	938	10,721
Lamar Advertising Co., Class A†	1,051	33,443
		44,164
Aerospace/Defense — 0.1%
Rockwell Collins, Inc.	1,743	101,530
Spirit Aerosystems Holdings, Inc., Class A†	2,084	41,534
		143,064
Aerospace/Defense-Equipment — 0.4%
Alliant Techsystems, Inc.†	58	4,373
BE Aerospace, Inc.†	14,953	453,225
Goodrich Corp.	2,101	154,907
		612,505
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	4,747	453,339
Intrepid Potash, Inc.†	1,032	26,904
		480,243
Agricultural Operations — 0.6%
Bunge, Ltd.	13,167	778,960
Airlines — 0.4%
AMR Corp.†	5,210	32,667
Copa Holdings SA, Class A	257	13,855
JetBlue Airways Corp.†	37,890	253,484
Southwest Airlines Co.	15,085	197,161
United Continental Holdings, Inc.†	977	23,086
		520,253
Apparel Manufacturers — 0.6%
Hanesbrands, Inc.†	13,520	349,627
VF Corp.	5,649	457,682
		807,309
Appliances — 0.1%
Whirlpool Corp.	1,005	81,365
Applications Software — 0.6%
Check Point Software Technologies, Ltd.†	5,910	218,256
Compuware Corp.†	2,264	19,312
Emdeon, Inc., Class A†	57	694
Intuit, Inc.†	10,700	468,767
Quest Software, Inc.†	5,660	139,180
		846,209
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	568	7,162
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	843	28,165
Auto/Truck Parts & Equipment-Original — 1.7%
Autoliv, Inc.	1,319	86,170
BorgWarner, Inc.†	212	11,155
Federal-Mogul Corp.†	361	6,827

Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Lear Corp.†	10,030	$791,668
TRW Automotive Holdings Corp.†	10,997	457,035
WABCO Holdings, Inc.†	23,100	968,814
		2,321,669
Banks-Commercial — 4.4%
Associated Banc-Corp.	4,066	53,630
BancorpSouth, Inc.	1,931	27,381
Bank of Hawaii Corp.	755	33,915
BOK Financial Corp.	584	26,356
CapitalSource, Inc.	7,462	39,847
CIT Group, Inc.†	14,318	584,461
City National Corp.	16,369	868,703
Commerce Bancshares, Inc.	12,935	486,227
Cullen/Frost Bankers, Inc.	11,229	604,906
East West Bancorp, Inc.	3,474	56,557
First Citizens BancShares, Inc., Class A	125	23,159
First Horizon National Corp.†	33,043	377,016
Fulton Financial Corp.	4,589	41,576
M&T Bank Corp.	8,951	732,281
Marshall & Ilsley Corp.	12,318	86,719
Popular, Inc.†	23,963	69,493
Regions Financial Corp.	29,317	213,134
Signature Bank†	7,500	291,300
Synovus Financial Corp.	18,113	44,558
TCF Financial Corp.	37,843	612,678
UMB Financial Corp.	6,600	234,366
Valley National Bancorp.	3,723	48,027
Zions Bancorporation	20,249	432,519
		5,988,809
Banks-Fiduciary — 0.0%
Wilmington Trust Corp.	2,109	18,939
Banks-Super Regional — 2.9%
Comerica, Inc.	34,496	1,281,526
Fifth Third Bancorp	52,285	628,989
Huntington Bancshares, Inc.	16,735	94,887
KeyCorp	93,425	743,663
SunTrust Banks, Inc.	47,050	1,215,302
		3,964,367
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	1,632	109,719
Beverages-Non-alcoholic — 0.5%
Coca-Cola Enterprises, Inc.†	2,882	89,342
Dr Pepper Snapple Group, Inc.	3,976	141,228
Hansen Natural Corp.†	9,376	437,109
		667,679
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	608	37,477
Central European Distribution Corp.†	1,634	36,471
Constellation Brands, Inc., Class A†	4,291	75,908
		149,856
Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,073	145,107
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	1,788	77,868
Liberty Global, Inc., Class A†	5,525	170,225

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Broadcast Services/Program (continued)
Liberty Media Corp.-Capital, Series A†	1,716	$89,335
Liberty Media Corp.-Starz, Series A†	1,199	77,791
		415,219
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.†	426	17,683
Owens Corning†	1,173	30,064
USG Corp.†	926	12,214
		59,961
Building Products-Wood — 0.0%
Masco Corp.	5,886	64,805
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co., NV†	1,391	34,010
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	6,519	72,491
KB Home	1,777	20,133
Lennar Corp., Class A	3,741	57,537
MDC Holdings, Inc.	873	25,343
NVR, Inc.†	501	324,413
Pulte Group, Inc.†	7,898	69,186
Toll Brothers, Inc.†	3,389	64,459
		633,562
Cable/Satellite TV — 0.7%
Cablevision Systems Corp., Class A	5,496	143,940
DISH Network Corp., Class A	43,536	834,150
		978,090
Casino Hotels — 0.0%
MGM Resorts International†	5,391	60,810
Cellular Telecom — 0.5%
Leap Wireless International, Inc.†	1,411	17,426
MetroPCS Communications, Inc.†	3,036	31,757
NII Holdings, Inc.†	813	33,414
Sprint Nextel Corp.†	122,186	565,721
U.S. Cellular Corp.†	358	16,457
		664,775
Chemicals-Diversified — 1.3%
Celanese Corp., Series A	14,660	470,586
FMC Corp.	531	36,326
Huntsman Corp.	45,193	522,431
Olin Corp.	21,900	441,504
PPG Industries, Inc.	3,240	235,872
		1,706,719
Chemicals-Specialty — 0.4%
Ashland, Inc.	1,674	81,641
Cabot Corp.	1,512	49,246
Cytec Industries, Inc.	1,148	64,724
Eastman Chemical Co.	4,941	365,634
Sigma-Aldrich Corp.	216	13,042
		574,287
Coal — 0.6%
Alpha Natural Resources, Inc.†	7,813	321,505
Arch Coal, Inc.	1,101	29,408
CONSOL Energy, Inc.	2,852	105,410

Security Description	Shares	Value (Note 2)
Coal (continued)
Massey Energy Co.	2,411	$74,789
Peabody Energy Corp.	6,273	307,440
Walter Energy, Inc.	266	21,623
		860,175
Coatings/Paint — 0.3%
RPM International, Inc.	1,499	29,860
The Sherwin-Williams Co.	4,888	367,284
Valspar Corp.	2,091	66,599
		463,743
Commercial Services — 0.1%
Convergys Corp.†	2,300	24,035
Quanta Services, Inc.†	4,912	93,721
		117,756
Commercial Services-Finance — 0.5%
Equifax, Inc.	2,956	92,227
H&R Block, Inc.	4,535	58,728
The Western Union Co.	26,900	475,323
Total System Services, Inc.	3,865	58,903
		685,181
Computer Aided Design — 0.3%
Parametric Technology Corp.†	18,973	370,732
Computer Services — 0.1%
Computer Sciences Corp.	3,602	165,692
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	10,424	60,876
Diebold, Inc.	11,997	372,987
		433,863
Computers-Memory Devices — 0.1%
Seagate Technology PLC†	3,134	36,918
Western Digital Corp.†	4,125	117,109
		154,027
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	1,837	81,967
Consulting Services — 0.1%
CoreLogic, Inc.	2,705	51,828
FTI Consulting, Inc.†	218	7,562
Towers Watson & Co., Class A	838	41,213
		100,603
Consumer Products-Misc. — 0.8%
Clorox Co.	189	12,618
Fortune Brands, Inc.	16,722	823,224
Jarden Corp.	2,161	67,272
Tupperware Brands Corp.	4,300	196,768
		1,099,882
Containers-Metal/Glass — 1.3%
Ball Corp.	8,808	518,351
Greif, Inc., Class A	8,702	512,026
Owens-Illinois, Inc.†	25,891	726,501
		1,756,878
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	2,551	80,994
Packaging Corp. of America	2,424	56,164

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Containers-Paper/Plastic (continued)
Pactiv Corp.†	313	$10,323
Sealed Air Corp.	3,728	83,806
Sonoco Products Co.	2,348	78,517
Temple-Inland, Inc.	20,558	383,612
		693,416
Cosmetics & Toiletries — 0.1%
Alberto-Culver Co.	4,625	174,131
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.†	1,890	59,592
Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	271	6,198
Fidelity National Information Services, Inc.	6,157	167,039
Fiserv, Inc.†	16,491	887,546
		1,060,783
Dental Supplies & Equipment — 0.2%
Patterson Cos., Inc.	7,600	217,740
Diagnostic Kits — 0.0%
Alere, Inc.†	1,377	42,591
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	6,258	509,589
Distribution/Wholesale — 0.4%
Fossil, Inc.†	4,870	261,957
Genuine Parts Co.	3,708	165,340
Ingram Micro, Inc., Class A†	3,468	58,470
WESCO International, Inc.†	664	26,089
		511,856
Diversified Manufacturing Operations — 4.5%
Carlisle Cos., Inc.	1,308	39,175
Cooper Industries PLC	6,674	326,559
Crane Co.	1,141	43,290
Dover Corp.	1,607	83,901
Eaton Corp.	19,914	1,642,706
Harsco Corp.	1,723	42,351
Ingersoll-Rand PLC	19,424	693,631
ITT Corp.	4,278	200,339
Leggett & Platt, Inc.	1,401	31,887
Parker Hannifin Corp.	17,834	1,249,450
Pentair, Inc.	21,275	715,478
SPX Corp.	947	59,926
Textron, Inc.	17,749	364,919
Trinity Industries, Inc.	8,433	187,803
Tyco International, Ltd.	12,600	462,798
		6,144,213
Diversified Operations — 0.1%
Leucadia National Corp.†	4,554	107,565
E-Commerce/Services — 0.6%
Expedia, Inc.	2,819	79,524
IAC/InterActive Corp.†	1,198	31,471
Liberty Media Corp. - Interactive, Class A†	53,270	730,332
		841,327

Security Description	Shares	Value (Note 2)
Electric Products-Misc. — 0.4%
AMETEK, Inc.	9,100	$434,707
Molex, Inc.	3,127	65,448
		500,155
Electric-Generation — 0.1%
The AES Corp.†	15,639	177,503
Electric-Integrated — 7.9%
Allegheny Energy, Inc.	3,963	97,173
Alliant Energy Corp.	9,915	360,410
Ameren Corp.	5,552	157,677
CMS Energy Corp.	78,896	1,421,706
Consolidated Edison, Inc.	6,573	316,950
Constellation Energy Group, Inc.	4,318	139,212
DPL, Inc.	11,129	290,801
DTE Energy Co.	3,928	180,413
Edison International	24,044	826,873
FirstEnergy Corp.	13,610	524,529
Great Plains Energy, Inc.	8,581	162,181
Hawaiian Electric Industries, Inc.	2,155	48,574
Integrys Energy Group, Inc.	1,798	93,604
MDU Resources Group, Inc.	4,394	87,660
Northeast Utilities	25,557	755,720
NSTAR	2,493	98,100
NV Energy, Inc.	33,550	441,183
OGE Energy Corp.	2,270	90,505
Pepco Holdings, Inc.	5,211	96,925
Pinnacle West Capital Corp.	9,809	404,817
PPL Corp.	50,681	1,380,044
Progress Energy, Inc.	15,102	670,831
SCANA Corp.	19,164	772,692
TECO Energy, Inc.	4,998	86,565
Westar Energy, Inc.	2,595	62,877
Wisconsin Energy Corp.	2,728	157,678
Xcel Energy, Inc.	45,946	1,055,380
		10,781,080
Electric-Transmission — 0.0%
ITC Holdings Corp.	140	8,715
Electronic Components-Misc. — 0.4%
AVX Corp.	1,029	14,221
Garmin, Ltd.	2,468	74,904
Gentex Corp.	5,700	111,207
Jabil Circuit, Inc.	1,220	17,580
Tyco Electronics, Ltd.	11,400	333,108
Vishay Intertechnology, Inc.†	3,985	38,575
Vishay Precision Group, Inc.†	295	4,605
		594,200
Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	8,715	61,964
Fairchild Semiconductor International, Inc.†	2,905	27,307
International Rectifier Corp.†	1,635	34,482
Intersil Corp., Class A	1,883	22,012
LSI Corp.†	15,311	69,818
MEMC Electronic Materials, Inc.†	3,067	36,559
Micron Technology, Inc.†	66,366	478,499
National Semiconductor Corp.	26,520	338,660
ON Semiconductor Corp.†	66,736	481,167

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
PMC - Sierra, Inc.†	5,023	$36,969
Xilinx, Inc.	10,000	266,100
		1,853,537
Electronic Connectors — 0.4%
Amphenol Corp., Class A	10,464	512,527
Thomas & Betts Corp.†	1,009	41,389
		553,916
Electronic Design Automation — 0.1%
Synopsys, Inc.†	3,285	81,369
Electronic Forms — 0.3%
Adobe Systems, Inc.†	13,400	350,410
Electronic Measurement Instruments — 0.0%
Itron, Inc.†	70	4,286
Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	2,537	67,814
Avnet, Inc.†	3,554	95,993
Tech Data Corp.†	1,192	48,038
		211,845
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,702	195,274
Energy-Alternate Sources — 0.0%
Covanta Holding Corp.	2,822	44,446
Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	1,625	39,423
Fluor Corp.	3,922	194,257
Jacobs Engineering Group, Inc.†	1,145	44,311
KBR, Inc.	3,537	87,152
McDermott International, Inc.†	1,123	16,598
The Shaw Group, Inc.†	827	27,754
URS Corp.†	1,941	73,719
		483,214
Enterprise Software/Service — 0.5%
BMC Software, Inc.†	13,730	555,791
CA, Inc.	1,674	35,355
Novell, Inc.†	8,057	48,100
		639,246
Entertainment Software — 0.0%
Electronic Arts, Inc.†	475	7,804
Filtration/Separation Products — 0.3%
Pall Corp.	10,600	441,384
Finance-Auto Loans — 0.0%
General Motors Financial Co., Inc.†	1,475	36,078
Finance-Consumer Loans — 0.6%
SLM Corp.†	65,767	759,609
Finance-Credit Card — 0.2%
Discover Financial Services	12,685	211,586
Finance-Investment Banker/Broker — 1.2%
E*Trade Financial Corp.†	5,149	74,867
Interactive Brokers Group, Inc., Class A†	594	10,223
Jefferies Group, Inc.	2,731	61,966
Lazard, Ltd., Class A	40,850	1,433,018
Raymond James Financial, Inc.	2,328	58,968
		1,639,042

Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.3%
IntercontinentalExchange, Inc.†	2,140	$224,101
NYSE Euronext	4,775	136,422
The NASDAQ OMX Group, Inc.†	2,868	55,725
		416,248
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	4,313	73,796
MBIA, Inc.†	3,547	35,647
		109,443
Food-Baking — 0.0%
Flowers Foods, Inc.	1,101	27,349
Food-Canned — 0.3%
Del Monte Foods Co.	29,912	392,146
Food-Confectionery — 0.7%
The Hershey Co.	1,498	71,290
The J.M. Smucker Co.	14,002	847,541
		918,831
Food-Dairy Products — 0.0%
Dean Foods Co.†	4,198	42,862
Food-Meat Products — 0.2%
Hormel Foods Corp.	1,617	72,118
Smithfield Foods, Inc.†	3,232	54,395
Tyson Foods, Inc., Class A	6,970	111,659
		238,172
Food-Misc. — 1.2%
Campbell Soup Co.	1,723	61,597
ConAgra Foods, Inc.	31,595	693,194
Corn Products International, Inc.	1,762	66,075
H.J. Heinz Co.	13,736	650,675
McCormick & Co., Inc.	1,555	65,372
RalCorp Holdings, Inc.†	1,284	75,088
Sara Lee Corp.	4,450	59,764
		1,671,765
Food-Retail — 0.2%
Safeway, Inc.	9,071	191,942
SUPERVALU, Inc.	4,984	57,466
		249,408
Forestry — 0.2%
Plum Creek Timber Co., Inc.	2,191	77,342
Weyerhaeuser Co.	12,495	196,921
		274,263
Funeral Services & Related Items — 0.0%
Service Corp. International	5,894	50,806
Gas-Distribution — 1.2%
AGL Resources, Inc.	1,823	69,930
Atmos Energy Corp.	2,184	63,882
CenterPoint Energy, Inc.	9,815	154,292
Energen Corp.	1,682	76,901
National Fuel Gas Co.	1,720	89,113
NiSource, Inc.	6,464	112,474
Questar Corp.	15,599	273,450
Sempra Energy	11,578	622,896
Southern Union Co.	2,914	70,111
UGI Corp.	2,555	73,099
Vectren Corp.	1,878	48,584
		1,654,732

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Gold Mining — 0.9%
Agnico-Eagle Mines, Ltd.	8,500	$603,755
IAMGOLD Corp.	26,400	467,544
Royal Gold, Inc.	4,262	212,418
		1,283,717
Home Decoration Products — 0.6%
Newell Rubbermaid, Inc.	44,029	784,156
Hospital Beds/Equipment — 0.7%
Hill-Rom Holdings, Inc.	229	8,219
Kinetic Concepts, Inc.†	25,584	935,863
		944,082
Hotels/Motels — 0.3%
Choice Hotels International, Inc.	598	21,803
Hyatt Hotels Corp., Class A†	1,009	37,726
Marriott International, Inc., Class A	5,439	194,879
Wyndham Worldwide Corp.	4,199	115,347
		369,755
Human Resources — 0.1%
Manpower, Inc.	1,915	99,963
Monster Worldwide, Inc.†	1,470	19,051
		119,014
Independent Power Producers — 0.2%
Calpine Corp.†	4,389	54,643
Mirant Corp.†	3,364	33,505
NRG Energy, Inc.†	5,965	124,191
Ormat Technologies, Inc.	229	6,680
RRI Energy, Inc.†	8,174	29,018
		248,037
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	6,300	521,766
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,485	34,363
Insurance Brokers — 0.8%
AON Corp.	12,288	480,584
Arthur J. Gallagher & Co.	1,798	47,413
Brown & Brown, Inc.	1,222	24,672
Erie Indemnity Co., Class A	184	10,315
Marsh & McLennan Cos., Inc.	21,666	522,584
		1,085,568
Insurance-Life/Health — 1.2%
Lincoln National Corp.	7,060	168,875
Principal Financial Group, Inc.	42,353	1,097,790
Protective Life Corp.	1,980	43,085
StanCorp Financial Group, Inc.	1,095	41,610
Symetra Financial Corp.	808	8,452
Torchmark Corp.	1,926	102,348
Unum Group	7,770	172,105
		1,634,265
Insurance-Multi-line — 2.1%
ACE, Ltd.	4,400	256,300
American Financial Group, Inc.	2,016	61,649
American International Group, Inc.†(3)	2,826	110,497
American National Insurance Co.	162	12,307

Security Description	Shares	Value (Note 2)
Insurance-Multi-line (continued)
Assurant, Inc.	2,610	$106,227
Cincinnati Financial Corp.	3,409	98,350
CNA Financial Corp.†	610	17,074
Genworth Financial, Inc., Class A†	46,086	563,171
Hartford Financial Services Group, Inc.	38,639	886,765
Old Republic International Corp.	5,638	78,086
Unitrin, Inc.	1,177	28,707
XL Group PLC	32,013	693,401
		2,912,534
Insurance-Property/Casualty — 1.7%
Alleghany Corp.†	155	46,970
Arch Capital Group, Ltd.†	1,091	91,426
Fidelity National Financial, Inc., Class A	5,371	84,378
HCC Insurance Holdings, Inc.	2,694	70,286
Markel Corp.†	629	216,747
Mercury General Corp.	618	25,258
OneBeacon Insurance Group, Ltd., Class A	532	7,602
The Hanover Insurance Group, Inc.	1,037	48,739
The Progressive Corp.	29,214	609,696
Wesco Financial Corp.	31	11,103
White Mountains Insurance Group, Ltd.	178	54,906
WR Berkley Corp.	38,565	1,043,955
		2,311,066
Insurance-Reinsurance — 1.7%
Allied World Assurance Co. Holdings, Ltd.	1,182	66,889
Aspen Insurance Holdings, Ltd.	1,816	54,988
Axis Capital Holdings, Ltd.	2,013	66,308
Endurance Specialty Holdings, Ltd.	945	37,611
Everest Re Group, Ltd.	11,557	999,334
PartnerRe, Ltd.	9,720	779,350
Reinsurance Group of America, Inc.	1,710	82,576
RenaissanceRe Holdings, Ltd.	1,283	76,929
Transatlantic Holdings, Inc.	1,505	76,484
Validus Holdings, Ltd.	1,520	40,067
		2,280,536
Investment Companies — 0.1%
Ares Capital Corp.	4,492	70,300
Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	5,800	452,458
Ameriprise Financial, Inc.	4,802	227,279
Federated Investors, Inc., Class B	657	14,953
GLG Partners, Inc.†	274	1,233
Invesco, Ltd.	60,374	1,281,740
Janus Capital Group, Inc.	33,523	367,077
Legg Mason, Inc.	3,610	109,419
		2,454,159
Linen Supply & Related Items — 0.1%
Cintas Corp.	3,103	85,488
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	12,776	395,162
Machinery-Construction & Mining — 0.0%
Terex Corp.†	2,553	58,515

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	144	$8,451
Machinery-Farming — 0.1%
AGCO Corp.†	2,179	85,003
CNH Global NV†	492	18,027
		103,030
Machinery-General Industrial — 0.1%
Babcock & Wilcox Co.†	561	11,938
Gardner Denver, Inc.	69	3,704
IDEX Corp.	327	11,612
Wabtec Corp.	937	44,779
		72,033
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	571	19,208
Machinery-Pumps — 0.0%
Flowserve Corp.	194	21,227
Medical Instruments — 0.2%
Beckman Coulter, Inc.	1,639	79,967
Boston Scientific Corp.†	35,395	216,971
		296,938
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	466	23,519
Medical Products — 0.8%
CareFusion Corp.†	3,304	82,071
Teleflex, Inc.	779	44,232
The Cooper Cos., Inc.	11,250	519,975
Zimmer Holdings, Inc.†	7,700	402,941
		1,049,219
Medical-Biomedical/Gene — 0.7%
Abraxis BioScience, Inc.†	102	7,889
Bio-Rad Laboratories, Inc., Class A†	451	40,820
Biogen Idec, Inc.†	14,656	822,495
Charles River Laboratories International, Inc.†	1,167	38,686
Life Technologies Corp.†	1,251	58,409
		968,299
Medical-Drugs — 0.3%
Cephalon, Inc.†	1,755	109,582
Endo Pharmaceuticals Holdings, Inc.†	2,718	90,346
Forest Laboratories, Inc.†	6,662	206,056
King Pharmaceuticals, Inc.†	5,865	58,416
		464,400
Medical-Generic Drugs — 0.9%
Mylan, Inc.†	40,929	769,874
Par Pharmaceutical Cos., Inc.†	5,700	165,756
Watson Pharmaceuticals, Inc.†	7,606	321,810
		1,257,440
Medical-HMO — 1.0%
Aetna, Inc.	23,171	732,435
CIGNA Corp.	6,448	230,710
Coventry Health Care, Inc.†	3,463	74,558
Health Net, Inc.†	2,332	63,407
Humana, Inc.†	3,969	199,403
		1,300,513

Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	674	$20,874
LifePoint Hospitals, Inc.†	1,279	44,842
Tenet Healthcare Corp.†	3,113	14,693
Universal Health Services, Inc., Class B	10,162	394,895
		475,304
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	7,700	236,082
McKesson Corp.	6,800	420,104
		656,186
Metal Processors & Fabrication — 0.0%
Commercial Metals Co.	2,641	38,268
Timken Co.	526	20,177
		58,445
Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	4,780	305,538
Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	1,592	72,707
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	6,290	178,888
Multimedia — 0.4%
Meredith Corp.	14,577	485,560
The McGraw-Hill Cos., Inc.	2,202	72,798
		558,358
Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	33,463	1,020,287
Waste Connections, Inc.	375	14,872
		1,035,159
Office Automation & Equipment — 0.3%
Pitney Bowes, Inc.	1,368	29,248
Xerox Corp.	32,183	333,094
		362,342
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,433	90,313
Oil & Gas Drilling — 0.8%
Atwood Oceanics, Inc.†	1,037	31,577
Diamond Offshore Drilling, Inc.	1,092	74,005
Helmerich & Payne, Inc.	15,218	615,720
Nabors Industries, Ltd.†	4,015	72,511
Patterson-UTI Energy, Inc.	3,612	61,693
Pride International, Inc.†	2,484	73,104
Rowan Cos., Inc.†	2,342	71,103
Unit Corp.†	931	34,717
		1,034,430
Oil Companies-Exploration & Production — 4.6%
Atlas Energy, Inc.†	487	13,948
Cabot Oil & Gas Corp.	6,935	208,813
Cobalt International Energy, Inc.†	1,699	16,225
Comstock Resources, Inc.†	1,093	24,581
Continental Resources, Inc.†	69	3,199
Denbury Resources, Inc.†	9,312	147,968
EQT Corp.	17,130	617,708
Forest Oil Corp.†	22,108	656,607
Mariner Energy, Inc.†	2,252	54,566

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Newfield Exploration Co.†	24,727	$1,420,319
Noble Energy, Inc.	4,072	305,766
Petrohawk Energy Corp.†	2,027	32,716
Pioneer Natural Resources Co.	2,705	175,906
Plains Exploration & Production Co.†	3,273	87,291
QEP Resources, Inc.	39,299	1,184,472
Quicksilver Resources, Inc.†	2,560	32,256
Range Resources Corp.	29,523	1,125,712
SandRidge Energy, Inc.†	3,447	19,579
SM Energy Co.	467	17,494
Whiting Petroleum Corp.†	1,106	105,634
		6,250,760
Oil Companies-Integrated — 0.3%
Murphy Oil Corp.	5,839	361,551
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	2,444	104,994
Dresser-Rand Group, Inc.†	192	7,083
		112,077
Oil Refining & Marketing — 0.3%
Frontier Oil Corp.	2,447	32,790
Holly Corp.	333	9,574
Sunoco, Inc.	2,814	102,711
Tesoro Corp.	3,267	43,647
Valero Energy Corp.	13,203	231,184
		419,906
Oil-Field Services — 2.3%
Exterran Holdings, Inc.†	1,310	29,750
Halliburton Co.	19,661	650,189
Key Energy Services, Inc.†	25,490	242,410
Oceaneering International, Inc.†	1,291	69,533
Oil States International, Inc.†	1,086	50,553
SEACOR Holdings, Inc.†	491	41,814
Superior Energy Services, Inc.†	15,987	426,693
Weatherford International, Ltd.†	92,363	1,579,408
		3,090,350
Paper & Related Products — 0.2%
Domtar Corp.	989	63,870
International Paper Co.	2,242	48,763
MeadWestvaco Corp.	3,988	97,227
Rayonier, Inc.	1,321	66,209
		276,069
Pharmacy Services — 0.0%
Omnicare, Inc.	2,548	60,846
Physical Therapy/Rehabilitation Centers — 0.3%
Healthsouth Corp.†	18,700	359,040
Physicians Practice Management — 0.0%
Mednax, Inc.†	64	3,411
Pipelines — 1.4%
El Paso Corp.	88,285	1,092,968
Oneok, Inc.	2,479	111,654
Spectra Energy Corp.	15,105	340,618
The Williams Cos., Inc.	16,900	322,959
		1,868,199

Security Description	Shares	Value (Note 2)
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	830	$42,123
SunPower Corp., Class A†	1,373	19,771
		61,894
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	4,571	77,524
Private Corrections — 0.0%
Corrections Corp. of America†	2,207	54,469
Professional Sports — 0.0%
Madison Square Garden, Inc., Class A†	946	19,942
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	80	3,269
Publishing-Newspapers — 0.4%
Gannett Co., Inc.	5,574	68,170
The New York Times Co., Class A†	3,135	24,265
The Washington Post Co., Class B	1,032	412,191
		504,626
Quarrying — 0.1%
Vulcan Materials Co.	2,982	110,095
Racetracks — 0.2%
International Speedway Corp., Class A	450	10,980
Penn National Gaming, Inc.†	8,673	256,808
		267,788
Real Estate Investment Trusts — 6.3%
Alexandria Real Estate Equities, Inc.	12,139	849,730
AMB Property Corp.	3,562	94,286
Annaly Capital Management, Inc.	32,448	571,085
Apartment Investment & Management Co., Class A	1,370	29,291
AvalonBay Communities, Inc.	1,936	201,208
Boston Properties, Inc.	9,692	805,599
Brandywine Realty Trust	3,039	37,228
BRE Properties, Inc.	1,495	62,042
Camden Property Trust	1,541	73,922
Chimera Investment Corp.	20,639	81,524
CommonWealth REIT	1,494	38,246
Corporate Office Properties Trust	1,386	51,712
Developers Diversified Realty Corp.	4,684	52,554
Digital Realty Trust, Inc.	6,575	405,677
Douglas Emmett, Inc.	24,397	427,191
Duke Realty Corp.	19,986	231,638
Equity Residential	6,178	293,887
Essex Property Trust, Inc.	433	47,388
Federal Realty Investment Trust	581	47,444
General Growth Properties, Inc.	1,041	16,240
HCP, Inc.	7,227	260,027
Health Care REIT, Inc.	2,888	136,718
Hospitality Properties Trust	2,893	64,601
Host Hotels & Resorts, Inc.	46,162	668,426
Kimco Realty Corp.	9,453	148,885
Liberty Property Trust	2,644	84,344
Mack-Cali Realty Corp.	1,860	60,841
MFA Financial, Inc.	58,160	443,761
Nationwide Health Properties, Inc.	2,792	107,967
Piedmont Office Realty Trust, Inc., Class A	1,209	22,862

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
ProLogis	10,426	$122,818
Realty Income Corp.	2,442	82,344
Regency Centers Corp.	1,913	75,506
Senior Housing Properties Trust	2,982	70,077
SL Green Realty Corp.	1,819	115,197
Tanger Factory Outlet Centers	7,509	353,974
Taubman Centers, Inc.	1,282	57,190
The Macerich Co.	3,026	129,967
UDR, Inc.	3,543	74,828
Ventas, Inc.	13,431	692,637
Vornado Realty Trust	3,429	293,282
Weingarten Realty Investors	2,819	61,511
		8,545,655
Real Estate Operations & Development — 0.0%
Forest City Enterprises, Inc., Class A†	2,947	37,810
The St. Joe Co.†	227	5,645
		43,455
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	741	13,671
Hertz Global Holdings, Inc.†	678	7,180
		20,851
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	481	18,913
American Eagle Outfitters, Inc.	3,465	51,836
Foot Locker, Inc.	3,682	53,499
Guess?, Inc.	21,447	871,392
J Crew Group, Inc.†	6,400	215,168
		1,210,808
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,009	23,459
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	3,580	70,562
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	2,941	62,732
Retail-Discount — 0.1%
Big Lots, Inc.†	3,200	106,400
BJ's Wholesale Club, Inc.†	1,142	47,393
		153,793
Retail-Hair Salons — 0.2%
Regis Corp.	16,100	307,993
Retail-Home Furnishings — 0.4%
Pier 1 Imports, Inc.†	66,400	543,816
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.†	2,007	63,702
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	6,724	182,758
Sears Holdings Corp.†	1,062	76,613
		259,371
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	5,729	26,353
Retail-Pet Food & Supplies — 0.4%
PetSmart, Inc.	14,800	518,000

Security Description	Shares	Value (Note 2)
Retail-Regional Department Stores — 0.2%
Macy's, Inc.	14,270	$329,494
Retail-Restaurants — 0.0%
Brinker International, Inc.	318	5,997
Wendy's/Arby's Group, Inc., Class A	4,688	21,237
		27,234
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,709	27,874
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	858	16,371
Savings & Loans/Thrifts — 0.4%
Capitol Federal Financial	430	10,621
First Niagara Financial Group, Inc.	4,910	57,202
Hudson City Bancorp, Inc.	10,107	123,912
New York Community Bancorp, Inc.	10,161	165,116
People's United Financial, Inc.	8,683	113,660
TFS Financial Corp.	1,847	16,974
Washington Federal, Inc.	2,601	39,691
		527,176
Schools — 0.0%
Education Management Corp.†	450	6,606
Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	6,300	197,694
Atmel Corp.†	1,161	9,242
		206,936
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	3,752	132,183
Novellus Systems, Inc.†	260	6,911
		139,094
Steel-Producers — 1.5%
AK Steel Holding Corp.	2,163	29,871
Reliance Steel & Aluminum Co.	19,544	811,662
Schnitzer Steel Industries, Inc., Class A	404	19,505
Steel Dynamics, Inc.	43,152	608,875
United States Steel Corp.	14,420	632,173
		2,102,086
Telecom Services — 0.4%
Amdocs, Ltd.†	3,471	99,479
Clearwire Corp., Class A†	32,446	262,488
Virgin Media, Inc.	7,747	178,336
		540,303
Telecommunication Equipment — 0.3%
CommScope, Inc.†	12,392	294,186
Tellabs, Inc.	9,024	67,229
		361,415
Telephone-Integrated — 1.6%
CenturyLink, Inc.	40,545	1,599,906
Frontier Communications Corp.	14,171	115,777
Level 3 Communications, Inc.†	23,524	22,049
Qwest Communications International, Inc.	40,514	254,023
Telephone and Data Systems, Inc.	1,982	65,009
Windstream Corp.	6,607	81,200
		2,137,964

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Television — 0.6%
CBS Corp., Class B	49,741	$788,892
Central European Media Enterprises, Ltd., Class A†	871	21,732
		810,624
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	5,725	305,142
Theaters — 0.0%
Regal Entertainment Group, Class A	1,432	18,788
Therapeutics — 0.3%
Warner Chilcott PLC, Class A	15,700	352,308
Tobacco — 0.2%
Lorillard, Inc.	3,560	285,904
Tools-Hand Held — 0.2%
Snap-On, Inc.	1,355	63,021
Stanley Black & Decker, Inc.	3,743	229,371
		292,392
Toys — 0.1%
Mattel, Inc.	3,580	83,987
Transactional Software — 0.7%
VeriFone Systems, Inc.†	31,400	975,598
Transport-Equipment & Leasing — 0.0%
GATX Corp.	774	22,694
Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	951	33,133
Frontline, Ltd.	219	6,226
Kirby Corp.†	1,169	46,830
Teekay Corp.	980	26,196
Tidewater, Inc.	1,219	54,623
		167,008
Transport-Rail — 0.6%
Kansas City Southern†	21,600	808,056
Transport-Services — 0.2%
Ryder System, Inc.	6,097	260,769
UTi Worldwide, Inc.	395	6,351
		267,120
Transport-Truck — 0.1%
Con-way, Inc.	1,145	35,484
Heartland Express, Inc.	9,800	145,726
		181,210
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	4,115	234,185
NBTY, Inc.†	1,320	72,573
		306,758
Water — 0.2%
American Water Works Co., Inc.	4,078	94,895
Aqua America, Inc.	6,909	140,944
		235,839
Web Portals/ISP — 0.0%
AOL, Inc.†	2,504	61,974
Wire & Cable Products — 0.0%
General Cable Corp.†	774	20,991

Security Description	Shares/ Principal Amount	Value (Note 2)
X-Ray Equipment — 0.4%
Hologic, Inc.†	30,328	$485,551
Total Common Stock (cost $123,257,038)		133,309,929
RIGHTS† — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10 (cost $92)	92	3
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Value Index Fund (cost $1,334,601)	34,300	1,384,691
Total Long-Term Investment Securities (cost $124,591,731)		134,694,623
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.14% due 12/16/10(1) (cost $79,977)	$80,000	79,979
REPURCHASE AGREEMENT — 2.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $614,000 and collateralized by $585,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having approximate value of $626,360 (cost $614,000)	614,000	614,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $1,969,001 and collateralized by $1,915,000 of United States Treasury Notes, bearing interest at 2.13% due 05/31/15 and having approximate value of $2,010,176 (cost $1,969,000)	1,969,000	1,969,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $533,000)	533,000	533,000
Total Repurchase Agreements (cost $3,116,000)		3,116,000
TOTAL INVESTMENTS (cost $127,787,708)(4)	101.2%	137,890,602
Liabilities in excess of other assets	(1.2)	(1,595,878)
NET ASSETS	100.0%	$136,294,724

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  Security represents an investment in an affiliated company; see Note 8.

(4)  See Note 3 for cost of investments on a tax basis.

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
10	Long	S&P MidCap 400 E-Mini Index	December 2010	$762,168	$800,100	$37,932

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Electric-Intergrated	$10,781,080	$—	$—	$10,781,080
Real Estate Investment Trusts	8,545,655	—	—	8,545,655
Other Industries*	113,983,194	—	—	113,983,194
Rights	3	—	—	3
Exchange Traded Funds	1,384,691	—	—	1,384,691
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,979	—	79,979
Repurchase Agreements	—	3,116,000	—	3,116,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	37,932	—	—	37,932
Total	$134,732,555	$3,195,979	$—	$137,928,534

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*

Banks-Commercial	7.0%
Real Estate Investment Trusts	5.0
Repurchase Agreements	4.2
Retail-Apparel/Shoe	3.6
Oil Companies-Exploration & Production	2.8
Enterprise Software/Service	2.4
Electronic Components-Semiconductors	2.2
Investment Management/Advisor Services	2.1
Insurance-Property/Casualty	1.9
Medical Instruments	1.9
Metal Processors & Fabrication	1.8
Retail-Restaurants	1.7
Exchange-Traded Funds	1.6
Apparel Manufacturers	1.5
Wireless Equipment	1.4
Medical-Biomedical/Gene	1.4
Semiconductor Equipment	1.4
Oil-Field Services	1.4
Electric-Integrated	1.3
Aerospace/Defense-Equipment	1.3
Oil Field Machinery & Equipment	1.3
Auto/Truck Parts & Equipment-Original	1.3
Consumer Products-Misc.	1.3
Real Estate Management/Services	1.3
Commercial Services	1.2
Gas-Distribution	1.2
Transport-Truck	1.2
Electric Products-Misc.	1.2
Medical-HMO	1.2
Finance-Investment Banker/Broker	1.1
Distribution/Wholesale	1.1
Machinery-General Industrial	1.1
Advanced Materials	1.0
Broadcast Services/Program	1.0
Cellular Telecom	1.0
Footwear & Related Apparel	1.0
Web Hosting/Design	0.9
Applications Software	0.9
Chemicals-Specialty	0.9
Medical-Generic Drugs	0.9
Medical Products	0.9
Building & Construction Products-Misc.	0.9
Satellite Telecom	0.8
Diversified Manufacturing Operations	0.8
Machinery-Construction & Mining	0.8
E-Commerce/Products	0.8
Telecommunication Equipment	0.7
Human Resources	0.7
Semiconductor Components-Integrated Circuits	0.7
Transport-Marine	0.7
Circuit Boards	0.7
Leisure Products	0.7
Retail-Convenience Store	0.7
Metal-Aluminum	0.7
Electronic Components-Misc.	0.6
Aerospace/Defense	0.6
Beverages-Non-alcoholic	0.6
Coal	0.6
E-Services/Consulting	0.6
Internet Security	0.5
Physicians Practice Management	0.5
Rubber-Tires	0.5
Engineering/R&D Services	0.5
Transactional Software	0.5
Machinery-Electrical	0.4
Golf	0.4
Transport-Rail	0.4
Medical-Drugs	0.4
Networking Products	0.4
Building-Heavy Construction	0.4
Physical Therapy/Rehabilitation Centers	0.4
Tools-Hand Held	0.4
Savings & Loans/Thrifts	0.4
Telecom Equipment-Fiber Optics	0.4
Medical-Hospitals	0.3
Chemicals-Plastics	0.3
Steel-Producers	0.3
Food-Misc.	0.3
Miscellaneous Manufacturing	0.3
Computer Services	0.3
Commercial Services-Finance	0.3
Medical-Outpatient/Home Medical	0.3
Computers-Integrated Systems	0.3
Paper & Related Products	0.3
Identification Systems	0.2
Retail-Pawn Shops	0.2
Computers-Periphery Equipment	0.2
Food-Retail	0.2
Communications Software	0.2
Lasers-System/Components	0.2
Health Care Cost Containment	0.2
Steel Pipe & Tube	0.2
Food-Wholesale/Distribution	0.2
Seismic Data Collection	0.2
Transport-Services	0.2
Schools	0.2
Recreational Vehicles	0.2
Instruments-Scientific	0.2
Non-Ferrous Metals	0.2
Retail-Sporting Goods	0.2
Data Processing/Management	0.2
Auction Houses/Art Dealers	0.2
Retail-Leisure Products	0.2
Filtration/Separation Products	0.2
Building Products-Cement	0.2
Hazardous Waste Disposal	0.2
Industrial Automated/Robotic	0.1
Electronic Measurement Instruments	0.1
Finance-Consumer Loans	0.1
Retail-Discount	0.1
Diversified Operations/Commercial Services	0.1
Garden Products	0.1
Retail-Petroleum Products	0.1
Medical Information Systems	0.1
Telecom Services	0.1
Food-Canned	0.1
Wire & Cable Products	0.1
Computer Software	0.1
Insurance-Life/Health	0.1
Consulting Services	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited) (continued)

Alternative Waste Technology	0.1%
Private Corrections	0.1
Research & Development	0.1
Airlines	0.1
Pharmacy Services	0.1
Metal Products-Distribution	0.1
Funeral Services & Related Items	0.1
Building & Construction-Misc.	0.1
Dental Supplies & Equipment	0.1
Environmental Consulting & Engineering	0.1
Retail-Automobile	0.1
Oil Refining & Marketing	0.1
Building-Residential/Commercial	0.1
Retail-Fabric Store	0.1
Insurance-Multi-line	0.1
Entertainment Software	0.1
Retail-Office Supplies	0.1
Internet Telephone	0.1
Linen Supply & Related Items	0.1
Power Converter/Supply Equipment	0.1
Audio/Video Products	0.1
Auto Repair Centers	0.1
Building-Maintance & Services	0.1
Internet Application Software	0.1
Instruments-Controls	0.1
Engines-Internal Combustion	0.1
Home Furnishings	0.1
Office Furnishings-Original	0.1
Diagnostic Kits	0.1
Disposable Medical Products	0.1
Hotels/Motels	0.1
E-Marketing/Info	0.1
Poultry	0.1
Veterinary Diagnostics	0.1
Medical Labs & Testing Services	0.1
U.S. Government Treasuries	0.1
Electronic Security Devices	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Agricultural Operations	0.1
Building Products-Air & Heating	0.1
Gambling (Non-Hotel)	0.1
Water	0.1
Diversified Minerals	0.1
Brewery	0.1
Real Estate Operations & Development	0.1
Protection/Safety	0.1
103.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.6%
Advanced Materials — 1.0%
Ceradyne, Inc.†	3,288	$76,775
Hexcel Corp.†	93,067	1,655,662
		1,732,437
Aerospace/Defense — 0.6%
Aerovironment, Inc.†	1,948	43,343
Cubic Corp.	2,052	83,721
Esterline Technologies Corp.†	3,890	222,625
National Presto Industries, Inc.	674	71,761
Spirit Aerosystems Holdings, Inc., Class A†	21,690	432,281
Teledyne Technologies, Inc.†	4,685	186,557
		1,040,288
Aerospace/Defense-Equipment — 1.3%
AAR Corp.†	5,105	95,259
Alliant Techsystems, Inc.†	4,360	328,744
BE Aerospace, Inc.†	33,500	1,015,385
Curtiss-Wright Corp.	5,961	180,618
GenCorp, Inc.†	7,571	37,249
Kaman Corp.	3,347	87,725
Moog, Inc., Class A†	5,868	208,373
Orbital Sciences Corp.†	7,479	114,429
Triumph Group, Inc.	2,128	158,728
		2,226,510
Agricultural Operations — 0.1%
The Andersons, Inc.	2,379	90,164
Airlines — 0.1%
Allegiant Travel Co.	2,011	85,105
Skywest, Inc.	7,253	101,252
		186,357
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	7,268	105,386
Darling International, Inc.†	10,638	90,636
		196,022
Apparel Manufacturers — 1.5%
Carter's, Inc.†	7,689	202,451
Hanesbrands, Inc.†	29,110	752,785
Jones Group, Inc.	63,697	1,251,009
Maidenform Brands, Inc.†	2,983	86,060
Oxford Industries, Inc.	1,800	42,804
Quiksilver, Inc.†	16,750	65,492
True Religion Apparel, Inc.†	3,299	70,401
Volcom, Inc.†	2,209	42,236
		2,513,238
Applications Software — 0.9%
Ebix, Inc.†	4,482	105,103
EPIQ Systems, Inc.	18,350	224,971
Nuance Communications, Inc.†	61,486	961,641
Progress Software Corp.†	5,602	185,426
		1,477,141
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,673	3,555
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	3,511	44,765

Security Description	Shares	Value (Note 2)
Auction House/Art Dealers — 0.2%
Sotheby's	7,710	$283,882
Audio/Video Products — 0.1%
Audiovox Corp., Class A†	2,395	16,382
DTS, Inc.†	2,222	84,814
Universal Electronics, Inc.†	1,737	36,216
		137,412
Auto Repair Centers — 0.1%
Midas, Inc.†	1,841	14,010
Monro Muffler Brake, Inc.	2,598	119,794
		133,804
Auto/Truck Parts & Equipment-Original — 1.3%
Spartan Motors, Inc.	4,262	19,776
Superior Industries International, Inc.	21,649	374,095
Titan International, Inc.	87,225	1,183,643
WABCO Holdings, Inc.†	13,890	582,546
		2,160,060
Auto/Truck Parts & Equipment-Replacement — 0.1%
ATC Technology Corp.†	2,603	64,398
Standard Motor Products, Inc.	2,532	26,662
		91,060
Banks-Commercial — 7.0%
Bancorp, Inc.†	99,326	664,491
Bank Mutual Corp.	5,894	30,590
Bank of the Ozarks, Inc.	1,690	62,682
City Holding Co.	2,017	61,861
Columbia Banking System, Inc.	5,090	100,018
Community Bank System, Inc.	4,290	98,713
Cullen/Frost Bankers, Inc.	9,910	533,852
East West Bancorp, Inc.	91,751	1,493,706
First BanCorp. Puerto Rico†	41,120	11,514
First Commonwealth Financial Corp.	11,927	65,002
First Financial Bancorp	7,508	125,233
First Financial Bankshares, Inc.	2,692	126,497
First Midwest Bancorp, Inc.	9,574	110,388
First Security Group, Inc.	72,688	81,411
FirstMerit Corp.	34,320	628,742
Glacier Bancorp, Inc.	9,304	135,838
Hancock Holding Co.	3,816	114,747
Hanmi Financial Corp.†	19,539	25,010
Home Bancshares, Inc.	2,827	57,445
IBERIABANK Corp.	13,980	698,720
Independent Bank Corp.	2,732	61,525
Nara BanCorp., Inc.†	4,900	34,594
National Penn Bancshares, Inc.	16,302	101,887
NBT Bancorp, Inc.	4,449	98,189
Old National Bancorp	11,284	118,482
Pinnacle Financial Partners, Inc.†	4,320	39,701
PrivateBancorp, Inc.	7,569	86,211
S&T Bancorp, Inc.	3,202	55,779
Signature Bank†	67,958	2,639,489
Simmons First National Corp., Class A	2,217	62,675
Sterling Bancorp	3,469	30,146
Sterling Bancshares, Inc.	13,192	70,841
Susquehanna Bancshares, Inc.	16,781	141,632
SVB Financial Group†	17,190	727,481

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Tompkins Financial Corp.	6,534	$259,138
Toronto-Dominion Bank	111	8,021
Trustco Bank Corp. NY	9,955	55,350
UMB Financial Corp.	3,881	137,814
Umpqua Holdings Corp.	55,852	633,362
United Bankshares, Inc.	4,962	123,504
United Community Banks, Inc.†	12,192	27,310
Whitney Holding Corp.	12,493	102,068
Wilshire Bancorp, Inc.	2,521	16,487
Wintrust Financial Corp.	23,794	771,164
		11,629,310
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	9,838	64,341
Beverages-Non-alcoholic — 0.6%
Cott Corp.†	126,200	990,670
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	1,211	80,980
Broadcast Services/Program — 1.0%
DG FastChannel, Inc.†	3,164	68,817
Liberty Media-Starz, Series A†	24,810	1,609,673
		1,678,490
Building & Construction Products-Misc. — 0.9%
Drew Industries, Inc.†	2,484	51,816
Gibraltar Industries, Inc.†	50,079	449,709
Louisiana-Pacific Corp.†	55,780	422,255
NCI Building Systems, Inc.†	2,177	20,747
Quanex Building Products Corp.	4,856	83,863
Simpson Manufacturing Co., Inc.	14,658	377,883
		1,406,273
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	4,960	49,550
Insituform Technologies, Inc., Class A†	5,075	122,714
		172,264
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,549	36,433
Comfort Systems USA, Inc.	4,906	52,641
		89,074
Building Products-Cement — 0.2%
Eagle Materials, Inc.	5,715	135,446
Texas Industries, Inc.	3,597	113,377
		248,823
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	3,621	33,132
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	2,497	73,037
Building-Heavy Construction — 0.4%
Granite Construction, Inc.	3,600	81,864
Orion Marine Group, Inc.†	3,482	43,211
Tutor Perini Corp.†	28,920	581,003
		706,078
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	6,105	131,807

Security Description	Shares	Value (Note 2)
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	885	$17,930
Winnebago Industries, Inc.†	3,767	39,252
		57,182
Building-Residential/Commercial — 0.1%
M/I Homes, Inc.†	2,396	24,847
Meritage Homes Corp.†	4,148	81,384
Standard Pacific Corp.†	12,816	50,879
		157,110
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,465	16,423
Casino Services — 0.0%
Shuffle Master, Inc.†	6,910	58,113
Cellular Telecom — 1.0%
Syniverse Holdings, Inc.†	72,639	1,646,726
Chemicals-Other — 0.0%
American Vanguard Corp.	2,773	17,137
Chemicals-Plastics — 0.3%
A. Schulman, Inc.	4,074	82,091
PolyOne Corp.†	34,027	411,387
		493,478
Chemicals-Specialty — 0.9%
Arch Chemicals, Inc.	3,246	113,902
Balchem Corp.	3,666	113,133
Ferro Corp.†	65,050	838,494
H.B. Fuller Co.	6,318	125,539
OM Group, Inc.†	3,992	120,239
Penford Corp.†	1,465	6,754
Quaker Chemical Corp.	1,458	47,472
Stepan Co.	1,001	59,169
Zep, Inc.	2,811	49,024
		1,473,726
Circuit Boards — 0.7%
Multi-Fineline Electronix, Inc.†	24,982	549,354
Park Electrochemical Corp.	19,019	500,960
TTM Technologies, Inc.†	5,588	54,707
		1,105,021
Coal — 0.6%
Alpha Natural Resources, Inc.†	23,570	969,906
Coffee — 0.0%
Peet's Coffee & Tea, Inc.†	1,666	57,027
Collectibles — 0.0%
RC2 Corp.†	2,794	58,534
Commercial Services — 1.2%
Arbitron, Inc.	3,470	97,056
Healthcare Services Group, Inc.	5,657	128,923
HMS Holdings Corp.†	3,521	207,528
Iron Mountain, Inc.	29,100	650,094
Live Nation Entertainment, Inc.†	19,291	190,595
Medifast, Inc.†	1,733	47,016
Pre-Paid Legal Services, Inc.†	1,283	80,175
StarTek, Inc.†	1,545	6,458
Steiner Leisure, Ltd.†	15,530	591,693
TeleTech Holdings, Inc.†	3,809	56,525
		2,056,063

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Commercial Services-Finance — 0.3%
Coinstar, Inc.†	4,233	$181,977
Heartland Payment Systems, Inc.	4,921	74,898
Rewards Network, Inc.†	1,144	16,416
Wright Express Corp.†	4,937	176,300
		449,591
Communications Software — 0.2%
Digi International, Inc.†	33,565	318,532
Smith Micro Software, Inc.†	3,893	38,696
		357,228
Computer Services — 0.3%
CACI International, Inc., Class A†	3,914	177,147
CIBER, Inc.†	8,972	27,006
Insight Enterprises, Inc.†	5,991	93,699
Manhattan Associates, Inc.†	2,857	83,853
SYKES Enterprises, Inc.†	5,336	72,463
		454,168
Computer Software — 0.1%
Avid Technology, Inc.†	3,751	49,176
Blackbaud, Inc.	5,670	136,307
Phoenix Technologies, Ltd.†	4,527	17,655
		203,138
Computers-Integrated Systems — 0.3%
Agilysys, Inc.†	2,524	16,406
Integral Systems, Inc.†	2,263	16,701
Mercury Computer Systems, Inc.†	3,073	36,968
MTS Systems Corp.	2,090	64,790
NCI, Inc.†	1,021	19,317
Netscout Systems, Inc.†	4,506	92,418
Radiant Systems, Inc.†	4,170	71,307
Radisys Corp.†	3,116	29,353
Stratasys, Inc.†	2,661	73,763
		421,023
Computers-Memory Devices — 0.0%
Hutchinson Technology, Inc.†	3,019	10,476
Computers-Periphery Equipment — 0.2%
Compellent Technologies, Inc.†	3,003	54,594
Rimage Corp.†	11,170	183,635
Synaptics, Inc.†	4,456	125,392
		363,621
Consulting Services — 0.1%
Forrester Research, Inc.†	1,897	62,753
MAXIMUS, Inc.	2,239	137,877
		200,630
Consumer Products-Misc. — 1.3%
Blyth, Inc.	701	28,909
Central Garden and Pet Co., Class A†	47,770	494,897
Helen of Troy, Ltd.†	3,970	100,401
Jarden Corp.	44,553	1,386,935
Kid Brands, Inc.†	2,788	23,977
WD-40 Co.	2,147	81,629
		2,116,748

Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.2%
Bowne & Co., Inc.	5,193	$58,837
CommVault Systems, Inc.†	5,585	145,377
CSG Systems International, Inc.†	4,408	80,358
		284,572
Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	1,697	29,867
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	8,762	171,560
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	9,157	41,756
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	5,259	115,067
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,529	57,016
Merit Medical Systems, Inc.†	3,650	57,999
		115,015
Distribution/Wholesale — 1.1%
Brightpoint, Inc.†	9,031	63,127
Fossil, Inc.†	10,950	589,000
MWI Veterinary Supply, Inc.†	1,596	92,121
Pool Corp.	6,425	128,950
Scansource, Inc.†	3,447	95,620
School Specialty, Inc.†	2,073	26,970
United Stationers, Inc.†	10,399	556,450
Watsco, Inc.	3,610	201,005
		1,753,243
Diversified Manufacturing Operations — 0.8%
Actuant Corp., Class A	8,786	201,726
AO Smith Corp.	2,883	166,897
AZZ, Inc.	1,608	68,887
Barnes Group, Inc.	5,900	103,781
EnPro Industries, Inc.†	2,663	83,298
ESCO Technologies, Inc.	3,426	113,949
Federal Signal Corp.	8,052	43,400
Griffon Corp.†	5,979	72,884
Koppers Holdings, Inc.	14,110	379,136
LSB Industries, Inc.†	2,103	39,053
Lydall, Inc.†	2,203	16,214
Standex International Corp.	1,614	39,043
Tredegar Corp.	2,978	56,522
		1,384,790
Diversified Minerals — 0.1%
AMCOL International Corp.	3,259	85,353
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	2,947	167,891
Viad Corp.	2,651	51,270
Volt Information Sciences, Inc.†	1,531	11,023
		230,184
E-Commerce/Products — 0.8%
Blue Nile, Inc.†	1,853	82,440
MercadoLibre, Inc.†	15,348	1,107,819
NutriSystem, Inc.	3,476	66,878
Stamps.com, Inc.†	1,547	20,111
		1,277,248

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
E-Commerce/Services — 0.0%
United Online, Inc.	11,293	$64,596
E-Marketing/Info — 0.1%
comScore, Inc.†	3,260	76,675
Liquidity Services, Inc.†	2,221	35,558
		112,233
E-Services/Consulting — 0.6%
GSI Commerce, Inc.†	33,200	820,040
Perficient, Inc.†	3,889	35,546
Websense, Inc.†	5,492	97,428
		953,014
Electric Products-Misc. — 1.2%
AMETEK, Inc.	33,516	1,601,059
GrafTech International, Ltd.†	16,950	264,929
Littelfuse, Inc.†	2,856	124,807
		1,990,795
Electric-Integrated — 1.3%
Allete, Inc.	4,033	146,922
Avista Corp.	7,217	150,691
Central Vermont Public Service Corp.	1,595	32,171
CH Energy Group, Inc.	2,035	89,866
Cleco Corp.	7,040	208,525
El Paso Electric Co.†	5,625	133,762
MGE Energy, Inc.	8,750	346,412
NorthWestern Corp.	4,678	133,323
Portland General Electric Co.	16,100	326,508
UIL Holdings Corp.	6,161	173,494
Unisource Energy Corp.	14,606	488,279
		2,229,953
Electronic Components-Misc. — 0.6%
AVX Corp.	21,320	294,643
Bel Fuse, Inc., Class B	8,739	181,946
Benchmark Electronics, Inc.†	8,042	131,889
CTS Corp.	4,436	42,674
Daktronics, Inc.	4,574	44,917
Methode Electronics, Inc.	4,762	43,239
OSI Systems, Inc.†	2,379	86,405
Plexus Corp.†	5,223	153,295
Rogers Corp.†	2,050	64,534
Technitrol, Inc.	5,359	23,633
		1,067,175
Electronic Components-Semiconductors — 2.2%
Actel Corp.†	3,391	54,086
Avago Technologies, Ltd.†	54,968	1,237,330
Diodes, Inc.†	4,644	79,366
DSP Group, Inc.†	3,018	21,126
Entropic Communications ,Inc.†	81,900	786,240
Kopin Corp.†	8,608	30,558
Microsemi Corp.†	10,748	184,328
Monolithic Power Systems, Inc.†	4,728	77,208
ON Semiconductor Corp.†	31,860	229,711
QLogic Corp.†	49,115	866,389
Supertex, Inc.†	1,682	37,206
Volterra Semiconductor Corp.†	3,477	74,825
		3,678,373

Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments — 0.1%
Analogic Corp.	1,669	$74,905
Badger Meter, Inc.	1,936	78,369
FARO Technologies, Inc.†	2,088	45,539
Keithley Instruments, Inc.	1,695	36,460
		235,273
Electronic Security Devices — 0.1%
American Science & Engineering, Inc.	1,167	85,949
LoJack Corp.†	2,345	8,958
		94,907
Energy-Alternate Sources — 0.0%
Headwaters, Inc.†	7,826	28,174
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	30,373	746,872
Exponent, Inc.†	1,788	60,059
		806,931
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	6,515	123,850
Enterprise Software/Service — 2.4%
Ariba, Inc.†	40,900	773,010
Concur Technologies, Inc.†	5,838	288,631
Epicor Software Corp.†	5,983	52,052
JDA Software Group, Inc.†	5,402	136,995
Lawson Software, Inc.†	118,840	1,006,575
MicroStrategy, Inc., Class A†	1,137	98,475
Omnicell, Inc.†	4,236	55,407
SYNNEX Corp.†	3,044	85,658
Taleo Corp., Class A†	47,380	1,373,546
Tyler Technologies, Inc.†	3,499	70,540
		3,940,889
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	10,991	111,449
THQ, Inc.†	8,760	35,215
		146,664
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	7,985	167,445
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	6,544	252,795
Finance-Consumer Loans — 0.1%
Portfolio Recovery Associates, Inc.†	2,208	142,747
World Acceptance Corp.†	2,026	89,468
		232,215
Finance-Investment Banker/Broker — 1.1%
Duff & Phelps Corp., Class A	21,810	293,781
Interactive Brokers Group, Inc., Class A†	5,453	93,846
Investment Technology Group, Inc.†	5,526	78,580
LaBranche & Co., Inc.†	4,789	18,677
optionsXpress Holdings, Inc.†	5,516	84,726
Piper Jaffray Cos., Inc.†	2,006	58,435
Raymond James Financial, Inc.	17,560	444,795
Stifel Financial Corp.†	14,711	680,972
SWS Group, Inc.	3,785	27,138
TradeStation Group, Inc.†	5,250	34,545
		1,815,495

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	2,487	$33,923
Food-Canned — 0.1%
TreeHouse Foods, Inc.†	4,575	210,908
Food-Misc. — 0.3%
Cal-Maine Foods, Inc.	1,730	50,135
Diamond Foods, Inc.	2,822	115,674
J & J Snack Foods Corp.	1,851	77,613
Lance, Inc.	4,199	89,439
The Hain Celestial Group, Inc.†	5,537	132,777
		465,638
Food-Retail — 0.2%
Great Atlantic & Pacific Tea Co., Inc.†	3,334	13,203
Weis Markets, Inc.	8,920	349,039
		362,242
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,557	33,756
Nash Finch Co.	1,596	67,894
Spartan Stores, Inc.	2,920	42,340
United Natural Foods, Inc.†	5,602	185,650
		329,640
Footwear & Related Apparel — 1.0%
CROCS, Inc.†	11,207	145,803
Deckers Outdoor Corp.†	5,003	249,950
Iconix Brand Group, Inc.†	9,353	163,677
Skechers USA, Inc., Class A†	4,367	102,581
Steven Madden, Ltd.†	2,969	121,907
The Timberland Co., Class A†	32,660	646,995
Wolverine World Wide, Inc.	6,303	182,850
		1,613,763
Forestry — 0.0%
Deltic Timber Corp.	1,391	62,317
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	8,057	173,306
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	7,896	88,040
Garden Products — 0.1%
The Toro Co.	4,051	227,788
Gas-Distribution — 1.2%
New Jersey Resources Corp.	11,465	449,657
Northwest Natural Gas Co.	10,779	511,464
Piedmont Natural Gas Co., Inc.	9,321	270,309
South Jersey Industries, Inc.	3,864	191,152
Southwest Gas Corp.	5,885	197,677
The Laclede Group, Inc.	7,335	252,471
WGL Holdings, Inc.	3,980	150,364
		2,023,094
Golf — 0.4%
Callaway Golf Co.	102,907	720,349
Hazardous Waste Disposal — 0.2%
EnergySolutions, Inc.	48,847	245,700

Security Description	Shares	Value (Note 2)
Health Care Cost Containment — 0.2%
Corvel Corp.†	861	$36,549
MedQuist, Inc.	34,800	304,848
		341,397
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	3,718	64,916
La-Z-Boy, Inc.†	6,705	56,590
		121,506
Hotels/Motels — 0.1%
Marcus Corp.	2,806	33,251
Morgans Hotel Group Co.†	11,166	81,735
		114,986
Human Resources — 0.7%
Administaff, Inc.	2,915	78,501
AMN Healthcare Services, Inc.†	4,244	21,814
CDI Corp.	1,937	25,026
Cross Country Healthcare, Inc.†	20,593	148,064
Heidrick & Struggles International, Inc.	2,263	44,083
Hudson Highland Group, Inc.†	29,400	101,136
Kelly Services, Inc., Class A†	3,656	42,885
Korn/Ferry International†	8,540	141,252
On Assignment, Inc.†	4,726	24,811
SFN Group, Inc.†	6,813	40,946
TrueBlue, Inc.†	36,803	502,361
		1,170,879
Identification Systems — 0.2%
Brady Corp., Class A	6,806	198,531
Checkpoint Systems, Inc.†	5,112	104,029
Cogent, Inc.†	7,145	76,023
		378,583
Industrial Audio & Video Products — 0.0%
Sonic Solutions, Inc.†	3,984	45,338
Industrial Automated/Robotic — 0.1%
Cognex Corp.	5,128	137,533
Gerber Scientific, Inc.†	3,238	19,979
Intermec, Inc.†	6,408	78,562
		236,074
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,775	128,539
Instruments-Scientific — 0.2%
Dionex Corp.†	2,261	195,441
FEI Co.†	4,934	96,558
		291,999
Insurance Brokers — 0.0%
eHealth, Inc.†	3,047	39,367
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	7,016	175,330
Presidential Life Corp.	2,766	27,107
		202,437
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	5,098	90,643
United Fire & Casualty Co.	2,768	58,709
		149,352

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Insurance-Property/Casualty — 1.9%
American Physicians Capital, Inc.	1,016	$42,123
AMERISAFE, Inc.†	2,392	44,922
Arch Capital Group, Ltd.†	5,860	491,068
CNA Surety Corp.†	26,907	482,173
EMC Insurance Group, Inc.	13,080	278,866
Employers Holdings, Inc.	5,313	83,786
Fidelity National Financial, Inc., Class A	9,890	155,372
Infinity Property & Casualty Corp.	1,634	79,690
Meadowbrook Insurance Group, Inc.	80,100	718,497
Navigators Group, Inc.†	1,616	72,122
ProAssurance Corp.†	4,111	236,752
RLI Corp.	2,159	122,243
Safety Insurance Group, Inc.	1,938	81,435
Selective Insurance Group, Inc.	6,871	111,929
Stewart Information Services Corp.	2,370	26,828
Tower Group, Inc.	5,561	129,849
		3,157,655
Internet Application Software — 0.1%
DealerTrack Holdings, Inc.†	5,223	89,209
eResearchTechnology, Inc.†	5,559	41,581
		130,790
Internet Connectivity Services — 0.0%
PC-Tel, Inc.†	2,444	15,006
Internet Content-Information/News — 0.0%
The Knot, Inc.†	3,914	35,735
Internet Security — 0.5%
Blue Coat Systems, Inc.†	5,528	133,003
McAfee, Inc.†	14,000	661,640
Sourcefire, Inc.†	3,589	103,507
		898,150
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	5,884	139,980
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	27,267	2,127,099
Artio Global Investors, Inc.	56,980	871,794
Cohen & Steers, Inc.	3,720	80,724
National Financial Partners Corp.†	5,512	69,837
Teton Advisors, Inc., Class A†	155	1,100
Waddell & Reed Financial, Inc., Class A	10,670	291,931
		3,442,485
Lasers-System/Components — 0.2%
Cymer, Inc.†	3,823	141,757
Electro Scientific Industries, Inc.†	3,090	34,330
II-VI, Inc.†	3,284	122,592
Newport Corp.†	4,745	53,808
		352,487
Leisure Products — 0.7%
Brunswick Corp.	11,464	174,482
Multimedia Games, Inc.†	3,555	13,153
WMS Industries, Inc.†	23,909	910,216
		1,097,851

Security Description	Shares	Value (Note 2)
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,400	$54,864
UniFirst Corp.	1,900	83,885
		138,749
Machinery-Construction & Mining — 0.8%
Astec Industries, Inc.†	2,571	73,351
Terex Corp.†	54,795	1,255,901
		1,329,252
Machinery-Electrical — 0.4%
Regal-Beloit Corp.	12,600	739,494
Machinery-Farming — 0.0%
Lindsay Corp.	1,612	69,832
Machinery-General Industrial — 1.1%
Albany International Corp., Class A	31,689	599,556
Altra Holdings, Inc.†	57,440	846,091
Applied Industrial Technologies, Inc.	4,876	149,206
Intevac, Inc.†	2,902	29,049
Robbins & Myers, Inc.	4,253	113,895
		1,737,797
Machinery-Material Handling — 0.0%
Cascade Corp.	1,190	37,842
Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	1,414	60,194
Quality Systems, Inc.	2,474	164,051
		224,245
Medical Instruments — 1.9%
Abaxis, Inc.†	2,888	66,713
AGA Medical Holdings, Inc.†	72,013	1,005,301
CONMED Corp.†	3,719	83,343
CryoLife, Inc.†	3,641	22,101
Integra LifeSciences Holdings Corp.†	2,707	106,818
Kensey Nash Corp.†	1,150	33,224
Natus Medical, Inc.†	3,740	54,492
SurModics, Inc.†	2,250	26,820
Symmetry Medical, Inc.†	4,663	44,951
Volcano Corp.†	63,238	1,642,923
		3,086,686
Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	3,174	66,210
Genoptix, Inc.†	2,275	32,305
		98,515
Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	2,412	13,435
Palomar Medical Technologies, Inc.†	2,395	24,740
		38,175
Medical Products — 0.9%
American Medical Systems Holdings, Inc.†	9,834	192,550
Cantel Medical Corp.	1,633	26,455
Cyberonics, Inc.†	3,109	82,948
Greatbatch, Inc.†	3,005	69,686
Haemonetics Corp.†	3,178	186,008
Hanger Orthopedic Group, Inc.†	4,188	60,893
Invacare Corp.	4,194	111,183
Osteotech, Inc.†	2,338	15,103

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Products (continued)
PSS World Medical, Inc.†	7,300	$156,074
The Cooper Cos., Inc.	6,027	278,568
West Pharmaceutical Services, Inc.	4,296	147,396
Zoll Medical Corp.†	2,784	89,840
		1,416,704
Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	25,863	1,664,543
Arqule, Inc.†	4,824	24,844
Cambrex Corp.†	3,806	16,175
Cubist Pharmaceuticals, Inc.†	7,639	178,676
Emergent Biosolutions, Inc.†	2,512	43,357
Enzo Biochem, Inc.†	21,175	80,465
Martek Biosciences Corp.†	4,332	98,033
Regeneron Pharmaceuticals, Inc.†	8,710	238,654
		2,344,747
Medical-Drugs — 0.4%
Hi-Tech Pharmacal Co., Inc.†	1,317	26,656
PharMerica Corp.†	3,964	37,777
Salix Pharmaceuticals, Ltd.†	7,478	297,026
Savient Pharmaceuticals, Inc.†	8,731	199,678
ViroPharma, Inc.†	10,072	150,174
		711,311
Medical-Generic Drugs — 0.9%
Mylan, Inc.†	70,165	1,319,804
Par Pharmaceutical Cos., Inc.†	4,555	132,459
		1,452,263
Medical-HMO — 1.2%
AMERIGROUP Corp.†	6,599	280,259
Centene Corp.†	52,562	1,239,938
Healthspring, Inc.†	7,402	191,268
Magellan Health Services, Inc.†	4,315	203,841
Molina Healthcare, Inc.†	2,160	58,298
		1,973,604
Medical-Hospitals — 0.3%
LifePoint Hospitals, Inc.†	13,540	474,712
MedCath Corp.†	2,651	26,696
		501,408
Medical-Nursing Homes — 0.0%
The Ensign Group, Inc.	1,702	30,551
Medical-Outpatient/Home Medical — 0.3%
Air Methods Corp.†	1,440	59,875
Almost Family, Inc.†	1,065	31,556
Amedisys, Inc.†	3,727	88,703
Amsurg Corp.†	3,991	69,763
Gentiva Health Services, Inc.†	3,856	84,254
LHC Group, Inc.†	2,027	47,006
Res-Care, Inc.†	3,309	43,910
		425,067
Metal Processors & Fabrication — 1.8%
CIRCOR International, Inc.	2,210	69,836
Haynes International, Inc.	19,610	684,781
Kaydon Corp.	16,665	576,609
Mueller Industries, Inc.	16,372	433,695

Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication (continued)
RBC Bearings, Inc.†	20,743	$704,847
RTI International Metals, Inc.†	14,192	434,559
		2,904,327
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	2,169	28,739
Lawson Products, Inc.	523	7,986
Olympic Steel, Inc.	6,105	140,354
		177,079
Metal-Aluminum — 0.7%
Century Aluminum Co.†	76,117	1,002,461
Kaiser Aluminum Corp.	1,920	82,157
		1,084,618
Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	8,230	375,864
John Bean Technologies Corp.	3,636	58,576
Movado Group, Inc.†	2,236	24,328
		458,768
Multimedia — 0.0%
EW Scripps Co., Class A†	3,944	31,079
Networking Products — 0.4%
Anixter International, Inc.	3,626	195,768
Black Box Corp.	12,125	388,727
Netgear, Inc.†	4,582	123,760
		708,255
Non-Ferrous Metals — 0.2%
Brush Engineered Materials, Inc.†	2,632	74,854
Horsehead Holding Corp.†	21,960	216,745
		291,599
Office Furnishings-Original — 0.1%
Interface, Inc. Class A	8,227	117,070
Office Supplies & Forms — 0.0%
The Standard Register Co.	1,646	4,806
Oil & Gas Drilling — 0.0%
Pioneer Drilling Co.†	7,010	44,724
Seahawk Drilling, Inc.†	1,532	12,961
		57,685
Oil Companies-Exploration & Production — 2.8%
Bill Barrett Corp.†	17,310	623,160
Carrizo Oil & Gas, Inc.†	18,470	442,172
Concho Resources, Inc.†	11,836	783,188
Denbury Resources, Inc.†	22,290	354,188
Kodiak Oil & Gas Corp.†	275,500	933,945
Penn Virginia Corp.	5,890	94,475
PetroCorp, Inc.†(1)(2)	154	0
Petroleum Development Corp.†	2,491	68,751
Petroquest Energy, Inc.†	29,576	180,118
Rex Energy Corp.†	25,971	332,429
SM Energy Co.	16,182	606,178
Stone Energy Corp.†	6,279	92,490
Swift Energy Co.†	4,903	137,676
		4,648,770

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Oil Field Machinery & Equipment — 1.3%
Dril-Quip, Inc.†	22,113	$1,373,438
Gulf Island Fabrication, Inc.	20,579	374,538
Lufkin Industries, Inc.	3,875	170,113
Natural Gas Services Group, Inc.†	18,620	275,017
		2,193,106
Oil Refining & Marketing — 0.1%
Holly Corp.	5,714	164,278
Oil-Field Services — 1.4%
Basic Energy Services, Inc.†	2,994	25,509
CARBO Ceramics, Inc.	2,451	198,531
Hornbeck Offshore Services, Inc.†	3,010	58,665
Key Energy Services, Inc.†	93,817	892,200
Matrix Service Co.†	56,277	492,424
Oil States International, Inc.†	6,501	302,621
SEACOR Holdings, Inc.†	2,742	233,509
TETRA Technologies, Inc.†	9,841	100,378
		2,303,837
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	5,086	74,815
Clearwater Paper Corp.†	1,484	112,903
Neenah Paper, Inc.	1,910	29,032
Schweitzer-Mauduit International, Inc.	2,376	138,544
Wausau Paper Corp.†	6,341	52,567
		407,861
Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	5,042	177,529
Physical Therapy/Rehabilitation Centers — 0.4%
RehabCare Group, Inc.†	32,173	650,538
Physicians Practice Management — 0.5%
Healthways, Inc.†	4,435	51,623
IPC The Hospitalist Co., Inc.†	30,106	822,496
		874,119
Poultry — 0.1%
Sanderson Farms, Inc.	2,502	108,312
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,982	65,065
Powell Industries, Inc.†	1,151	35,819
Vicor Corp.	2,534	37,022
		137,906
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	1,314	54,465
Private Corrections — 0.1%
The Geo Group, Inc.†	8,329	194,482
Protection/Safety — 0.1%
Landauer, Inc.	1,214	76,033
Publishing-Newspapers — 0.0%
Dolan Co.†	3,934	44,730
Real Estate Investment Trusts — 5.0%
Acadia Realty Trust	5,199	98,781
BioMed Realty Trust, Inc.	52,951	948,882
Cedar Shopping Centers, Inc.	6,043	36,741
Cogdell Spencer, Inc.	42,950	271,444
Colonial Properties Trust	9,217	149,223

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Corporate Office Properties Trust	7,460	$278,333
Cousins Properties, Inc.	38,448	274,519
DiamondRock Hospitality Co.†	20,000	189,800
EastGroup Properties, Inc.	10,829	404,788
Entertainment Properties Trust	6,014	259,685
Extra Space Storage, Inc.	11,307	181,364
Franklin Street Properties Corp.	8,972	111,432
Healthcare Realty Trust, Inc.	8,221	192,289
Hersha Hospitality Trust	55,600	288,008
Home Properties, Inc.	4,852	256,671
Inland Real Estate Corp.	9,636	80,075
Kilroy Realty Corp.	6,779	224,656
Kite Realty Group Trust	8,171	36,279
LaSalle Hotel Properties	28,608	669,141
Lexington Realty Trust	14,931	106,906
LTC Properties, Inc.	3,333	85,058
Medical Properties Trust, Inc.	14,396	145,975
Mid-America Apartment Communities, Inc.	13,542	789,228
National Retail Properties, Inc.	10,771	270,460
Parkway Properties, Inc.	2,842	42,062
Pebblebrook Hotel Trust†	32,320	582,083
Pennsylvania Real Estate Investment Trust	7,154	84,846
Post Properties, Inc.	6,296	175,784
PS Business Parks, Inc.	2,424	137,126
Saul Centers, Inc.	3,110	130,465
Senior Housing Properties Trust	5,400	126,900
Sovran Self Storage, Inc.	3,571	135,341
Tanger Factory Outlet Centers	5,234	246,731
Universal Health Realty Income Trust	1,586	54,574
Urstadt Biddle Properties, Inc., Class A	2,997	54,186
Washington Real Estate Investment Trust	3,750	118,988
		8,238,824
Real Estate Management/Services — 1.3%
CB Richard Ellis Group, Inc., Class A†	26,660	487,345
HFF, Inc., Class A†	65,530	608,118
Jones Lang LaSalle, Inc.	11,550	996,419
		2,091,882
Real Estate Operations & Development — 0.1%
Forestar Group, Inc.†	4,719	80,459
Recreational Vehicles — 0.2%
Arctic Cat, Inc.†	1,574	16,134
Polaris Industries, Inc.	4,303	280,125
		296,259
Research & Development — 0.1%
Kendle International, Inc.†	1,929	17,978
Parexel International Corp.†	7,567	175,025
		193,003
Retail-Apparel/Shoe — 3.6%
Abercrombie & Fitch Co., Class A	21,212	834,056
Brown Shoe Co., Inc.	5,670	65,035
Christopher & Banks Corp.	4,639	36,695
Genesco, Inc.†	3,111	92,957

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Retail-Apparel/Shoe (continued)
Gymboree Corp.†	26,445	$1,098,525
Hot Topic, Inc.	5,767	34,544
JOS. A. Bank Clothiers, Inc.†	3,557	151,564
Liz Claiborne, Inc.†	12,214	74,261
Stein Mart, Inc.†	3,484	30,764
The Buckle, Inc.	3,380	89,705
The Cato Corp., Class A	36,944	988,621
The Children's Place Retail Stores, Inc.†	28,004	1,365,755
The Finish Line, Inc., Class A	64,260	893,857
The Men's Wearhouse, Inc.	6,822	162,295
		5,918,634
Retail-Auto Parts — 0.0%
The Pep Boys-Manny, Moe & Jack	6,792	71,859
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.†	3,084	92,150
Lithia Motors, Inc., Class A	2,800	26,852
Sonic Automotive, Inc., Class A†	4,622	45,434
		164,436
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	3,015	74,079
Retail-Convenience Store — 0.7%
Casey's General Stores, Inc.	17,411	726,909
The Pantry, Inc.†	14,892	359,046
		1,085,955
Retail-Discount — 0.1%
Fred's, Inc. Class A	5,067	59,791
HSN, Inc.†	4,986	149,081
Tuesday Morning Corp.†	4,731	22,567
		231,439
Retail-Fabric Store — 0.1%
Jo-Ann Stores, Inc.†	3,494	155,658
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	2,404	26,228
Kirkland's, Inc.†	2,028	28,108
		54,336
Retail-Jewelry — 0.0%
Zale Corp.†	2,985	6,269
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	38,022	267,675
Retail-Office Supplies — 0.1%
OfficeMax, Inc.†	10,998	143,964
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	3,801	133,035
EZCORP, Inc., Class A†	6,364	127,534
First Cash Financial Services, Inc.†	3,913	108,586
		369,155
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,970	51,975
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	8,729	227,041
Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	4,871	63,323

Security Description	Shares	Value (Note 2)
Retail-Restaurants — 1.7%
Biglari Holdings, Inc.†	185	$60,800
BJ's Restaurants, Inc.†	2,906	81,833
Brinker International, Inc.	7,830	147,674
Buffalo Wild Wings, Inc.†	2,349	112,494
California Pizza Kitchen, Inc.†	22,963	391,749
CEC Entertainment, Inc.†	2,787	95,678
Cracker Barrel Old Country Store, Inc.	3,048	154,716
DineEquity, Inc.†	1,993	89,645
Jack in the Box, Inc.†	7,120	152,653
Landry's Restaurants, Inc.†	922	22,580
O'Charley's, Inc.†	2,442	17,558
Papa John's International, Inc.†	2,656	70,065
PF Chang's China Bistro, Inc.	2,988	138,045
Red Robin Gourmet Burgers, Inc.†	2,017	39,553
Ruby Tuesday, Inc.†	8,380	99,471
Ruth's Hospitality Group, Inc.†	3,999	16,036
Sonic Corp.†	7,962	64,333
Texas Roadhouse, Inc.†	76,903	1,081,256
		2,836,139
Retail-Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	2,821	37,858
Cabela's Inc.†	5,174	98,202
Hibbett Sports, Inc.†	3,682	91,866
Zumiez, Inc.†	2,689	56,899
		284,825
Rubber-Tires — 0.5%
Cooper Tire & Rubber Co.	41,190	808,560
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	4,557	39,145
Satellite Telecom — 0.8%
GeoEye, Inc.†	34,487	1,396,034
Savings & Loans/Thrifts — 0.4%
Brookline Bancorp, Inc.	7,607	75,918
Dime Community Bancshares	3,579	49,569
People's United Financial, Inc.	19,210	251,459
Westfield Financial, Inc.	26,020	202,956
		579,902
Schools — 0.2%
American Public Education, Inc.†	2,389	78,502
Capella Education Co.†	2,164	167,970
Universal Technical Institute, Inc.	2,696	52,707
		299,179
Seismic Data Collection — 0.2%
ION Geophysical Corp.†	63,481	326,292
Semiconductor Components-Integrated Circuits — 0.7%
Cypress Semiconductor Corp.†	20,713	260,570
Exar Corp.†	60,471	362,221
Hittite Microwave Corp.†	3,153	150,240
Micrel, Inc.	6,524	64,327
Pericom Semiconductor Corp.†	3,217	27,956
Sigma Designs, Inc.†	3,562	40,927
Standard Microsystems Corp.†	2,927	66,765
TriQuint Semiconductor, Inc.†	20,132	193,267
		1,166,273

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Semiconductor Equipment — 1.4%
ATMI, Inc.†	4,081	$60,644
Brooks Automation, Inc.†	8,469	56,827
Cabot Microelectronics Corp.†	3,008	96,797
Cohu, Inc.	3,079	38,765
Kulicke & Soffa Industries, Inc.†	9,110	56,391
MKS Instruments, Inc.†	6,494	116,762
Rudolph Technologies, Inc.†	4,048	33,639
Tessera Technologies, Inc.†	6,496	120,176
Ultratech, Inc.†	3,129	53,506
Varian Semiconductor Equipment Associates, Inc.†	19,639	565,210
Veeco Instruments, Inc.†	26,063	908,817
Verigy, Ltd.†	26,740	217,396
		2,324,930
Steel Pipe & Tube — 0.2%
Mueller Water Products, Inc., Class A	110,140	332,623
Steel-Producers — 0.3%
Carpenter Technology Corp.	14,365	484,244
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	4,704	72,159
Telecom Equipment-Fiber Optics — 0.4%
Finisar Corp.†	26,200	492,298
Harmonic, Inc.†	12,619	86,819
		579,117
Telecom Services — 0.1%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Cbeyond, Inc.†	3,988	51,166
Neutral Tandem, Inc.†	4,276	51,098
NTELOS Holdings Corp.	3,848	65,108
USA Mobility, Inc.	2,856	45,782
		213,154
Telecommunication Equipment — 0.7%
Applied Signal Technology, Inc.	1,730	43,042
Arris Group, Inc.†	16,193	158,206
Comtech Telecommunications Corp.†	3,662	100,156
Network Equipment Technologies, Inc.†	3,886	13,407
Plantronics, Inc.	20,830	703,637
Symmetricom, Inc.†	5,688	32,535
Tekelec†	8,849	114,683
Tollgrade Communications, Inc.†	1,359	9,962
		1,175,628
Telephone-Integrated — 0.0%
General Communication, Inc., Class A†	5,844	58,265
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,294	28,274
Tobacco — 0.0%
Alliance One International, Inc.†	11,548	47,924
Tools-Hand Held — 0.4%
Snap-On, Inc.	13,260	616,723

Security Description	Shares	Value (Note 2)
Toys — 0.0%
JAKKS Pacific, Inc.†	3,610	$63,680
Transactional Software — 0.5%
VeriFone Systems, Inc.†	24,300	755,001
Transport-Marine — 0.7%
Diana Shipping, Inc.†	20,290	257,683
Kirby Corp.†	14,690	588,481
Tidewater, Inc.	6,910	309,637
		1,155,801
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	16,540	717,671
Transport-Services — 0.2%
Bristow Group, Inc.†	4,684	168,999
Hub Group, Inc., Class A†	4,879	142,759
		311,758
Transport-Truck — 1.2%
Arkansas Best Corp.	3,272	79,281
Con-way, Inc.	9,690	300,293
Forward Air Corp.	3,744	97,344
Heartland Express, Inc.	6,574	97,755
J.B. Hunt Transport Services, Inc.	14,300	496,210
Knight Transportation, Inc.	8,003	154,698
Landstar System, Inc.	7,530	290,809
Old Dominion Freight Line, Inc.†	19,677	500,189
		2,016,579
Travel Services — 0.0%
Interval Leisure Group, Inc.†	5,227	70,408
Veterinary Diagnostics — 0.1%
Neogen Corp.†	2,932	99,248
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.†	2,040	4,182
Water — 0.1%
American States Water Co.	2,390	85,514
Web Hosting/Design — 0.9%
Equinix, Inc.†	14,460	1,479,981
Web Portals/ISP — 0.0%
InfoSpace, Inc.†	4,664	40,390
Wire & Cable Products — 0.1%
Belden, Inc.	6,058	159,810
Encore Wire Corp.	2,468	50,619
		210,429
Wireless Equipment — 1.4%
EMS Technologies, Inc.†	1,974	36,776
Novatel Wireless, Inc.†	4,092	32,245
RF Micro Devices, Inc.†	142,331	873,912
SBA Communications Corp., Class A†	30,600	1,233,180
Viasat, Inc.†	5,242	215,499
		2,391,612
Total Common Stock (cost $147,290,185)		161,926,142

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.6%
iShares Nasdaq Biotechnology Index Fund	4,230	$364,626
iShares Russell 2000 Index Fund	15,900	1,072,773
iShares S&P SmallCap 600 Index Fund	19,800	1,169,982
Total Exchange-Traded Funds (cost $2,435,407)		2,607,381
PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O'Sullivan Industries Holdings, Inc. 12.00% (cost $275)(1)(2)	183	0
WARRANTS† — 0.0%
Energy-Alternate Sources — 0.0%
GreenHunter Energy, Inc. Expires 09/14/11 (Strike price $27.50) (cost $0)	27	0
Total Long-Term Investment Securities (cost $149,725,867)		164,533,523
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.14% due 12/16/10 (cost $96,971)(3)	$97,000	96,974
REPURCHASE AGREEMENTS — 4.2%
Agreement with State Street Bank & Trust Co., bearing interest of 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $2,316,001 and collateralized by $2,255,000 of United States Treasury Bills, bearing interest at 2.13%, due 05/31/15 and having an approximate value of $2,367,074	2,316,000	2,316,000
State Street Bank and Trust Co., Joint Repurchase Agreement(4)	4,758,000	4,758,000
Total Repurchase Agreements (cost $7,074,000)		7,074,000
TOTAL INVESTMENTS (cost $156,896,838)(5)	103.5%	171,704,497
Liabilities in excess of other assets	(3.5)	(5,769,145)
NET ASSETS	100.0%	$165,935,352

†  Non-income producing security

(1)  Illiquid security. At September 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
28	Long	S&P Small Cap 600 E-Mini Index	December 2010	$967,309	$1,001,840	$34,531

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$11,629,310	$—	$—	$11,629,310
Real Estate Investment Trusts	8,238,824	—	—	8,238,824
Other Industries*	142,058,008	—	0	142,058,008
Exchange Traded Funds	2,607,381	—	—	2,607,381
Preferred Stock	—	—	0	0
Warrants	0	—	—	0
Short-Term Investment Securities:
U.S. Government Treasuries	—	96,974	—	96,974
Repurchase Agreements	—	7,074,000	—	7,074,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	34,531	—	—	34,531
Total	$164,568,054	$7,170,974	$0	$171,739,028

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Common Stock	Preferred Stock
Balance as of 3/31/2010	$0	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)(1)	—	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 9/30/2010	$0	$0

(1)  The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

Common Stock	Preferred Stock
$—	$—

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Banks-Commercial	8.5%
Diversified Banking Institutions	5.7
Oil Companies-Integrated	4.7
Medical-Drugs	3.9
Auto-Cars/Light Trucks	3.1
Telephone-Integrated	2.6
Tobacco	2.5
Insurance-Multi-line	2.5
Diversified Minerals	2.2
Real Estate Operations & Development	2.2
Electric-Integrated	2.1
Food-Misc.	2.0
Oil Companies-Exploration & Production	2.0
Food-Retail	1.9
Cellular Telecom	1.8
Insurance-Life/Health	1.7
Brewery	1.5
Agricultural Chemicals	1.5
Airlines	1.4
Medical-Generic Drugs	1.4
Chemicals-Diversified	1.3
Import/Export	1.3
Transport-Services	1.2
Multimedia	1.1
Retail-Apparel/Shoe	1.1
Repurchase Agreements	1.1
Real Estate Investment Trusts	1.1
Distribution/Wholesale	1.0
Diversified Operations	1.0
Telecom Services	1.0
Soap & Cleaning Preparation	1.0
Electronic Components-Semiconductors	0.9
Metal-Diversified	0.9
Retail-Major Department Stores	0.9
Electronic Components-Misc.	0.9
Steel-Producers	0.9
Oil-Field Services	0.9
Computers	0.8
Chemicals-Specialty	0.8
Auto/Truck Parts & Equipment-Original	0.8
Industrial Automated/Robotic	0.7
Medical Products	0.7
Transport-Rail	0.7
Diversified Manufacturing Operations	0.7
Wireless Equipment	0.7
Web Portals/ISP	0.7
Water	0.6
Rubber-Tires	0.6
Electronic Connectors	0.6
Enterprise Software/Service	0.6
Cable/Satellite TV	0.6
Electric-Transmission	0.6
Oil Refining & Marketing	0.6
Audio/Video Products	0.6
Aerospace/Defense	0.6
Photo Equipment & Supplies	0.6
Electronic Measurement Instruments	0.5
Industrial Gases	0.5
Machinery-General Industrial	0.5
Building-Heavy Construction	0.5
Index Fund	0.5
Food-Wholesale/Distribution	0.5
Commercial Services	0.5
Auto/Truck Parts & Equipment-Replacement	0.4
Publishing-Books	0.4
Semiconductor Equipment	0.4
Time Deposits	0.4
Real Estate Management/Services	0.4
Wire & Cable Products	0.4
Computer Services	0.4
Pipelines	0.4
Gas-Distribution	0.4
Metal Processors & Fabrication	0.4
Retail-Consumer Electronics	0.3
Toys	0.3
Electronics-Military	0.3
Finance-Other Services	0.3
Electric-Generation	0.3
Beverages-Wine/Spirits	0.3
U.S. Government Agencies	0.3
Metal-Copper	0.3
Insurance-Property/Casualty	0.3
Engineering/R&D Services	0.2
Office Automation & Equipment	0.2
Finance-Leasing Companies	0.2
Retail-Misc./Diversified	0.2
Cosmetics & Toiletries	0.2
Electric Products-Misc.	0.2
Retail-Drug Store	0.2
Building Products-Cement	0.2
Coal	0.2
Insurance-Reinsurance	0.2
Sovereign	0.1
Machinery-Construction & Mining	0.1
Finance-Investment Banker/Broker	0.1
Retail-Jewelry	0.1
Gold Mining	0.1
Power Converter/Supply Equipment	0.1
Building & Construction Products-Misc.	0.1
Paper & Related Products	0.1
Transport-Marine	0.1
Apparel Manufacturers	0.1
Building & Construction-Misc.	0.1
Investment Companies	0.1
Medical-Biomedical/Gene	0.1
Public Thoroughfares	0.1
Casino Hotels	0.1
Hotels/Motels	0.1
Human Resources	0.1
Diversified Operations/Commercial Services	0.1
Steel Pipe & Tube	0.1
Satellite Telecom	0.1
Textile-Products	0.1
Computers-Integrated Systems	0.1
Athletic Footwear	0.1
Building-Residential/Commercial	0.1

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited) (continued)

Security Services	0.1%
Machinery-Electrical	0.1
Transport-Truck	0.1
Food-Catering	0.1
Machine Tools & Related Products	0.1
Aerospace/Defense-Equipment	0.1
Television	0.1
100.7%

*  Calculated as a percentage of net assets

Country Allocation*
United Kingdom	21.3%
Japan	15.3
Germany	7.8
France	7.4
Switzerland	7.2
Australia	4.9
Brazil	3.4
Netherlands	2.9
United States	2.8
Hong Kong	2.6
Italy	2.4
Singapore	2.3
Spain	2.0
Canada	2.0
Bermuda	1.9
Israel	1.5
Sweden	1.4
South Korea	1.4
Jersey	1.3
Belgium	1.2
Finland	1.1
Norway	1.0
Indonesia	0.8
Luxembourg	0.7
Ireland	0.7
Turkey	0.6
Denmark	0.6
China	0.4
Taiwan	0.4
Thailand	0.4
India	0.3
Greece	0.3
Cayman Islands	0.2
Austria	0.1
Portugal	0.1
100.7%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 97.7%
Australia — 4.9%
AGL Energy, Ltd.	4,743	$74,129
Alumina, Ltd.	26,133	45,718
Amcor, Ltd.	11,752	73,946
AMP, Ltd.	20,075	99,152
Asciano Group†	27,373	43,655
ASX, Ltd.	1,921	60,474
Australia and New Zealand Banking Group, Ltd.	58,973	1,349,768
AXA Asia Pacific Holdings, Ltd.	9,679	48,086
Bendigo and Adelaide Bank, Ltd.	4,508	39,868
BGP Holdings PLC†(1)(2)	98,723	0
BHP Billiton, Ltd.	93,185	3,504,543
BlueScope Steel, Ltd.	18,609	39,570
Boral, Ltd.	8,553	38,110
Brambles, Ltd.	14,133	85,650
Coca-Cola Amatil, Ltd.	5,861	67,866
Cochlear, Ltd.	679	46,104
Commonwealth Bank of Australia	14,053	695,038
Computershare, Ltd.	5,073	47,807
Crown, Ltd.	5,472	44,374
CSL, Ltd.	5,390	172,181
CSR, Ltd.	16,834	29,288
Dexus Property Group	51,944	42,927
Fairfax Media, Ltd.	24,197	34,263
Fortescue Metals Group, Ltd.†	12,173	61,300
Foster's Group, Ltd.	19,414	115,027
Goodman Group	61,509	38,346
GPT Group	18,497	52,562
Incitec Pivot, Ltd.	337,616	1,171,498
Insurance Australia Group, Ltd.	21,791	76,666
Intoll Group	26,038	37,499
Leighton Holdings, Ltd.	1,401	44,768
Lend Lease Group	6,259	46,038
Macquarie Group, Ltd.	3,221	112,918
Mirvac Group	31,211	40,122
Myer Holdings, Ltd.	372,157	1,352,503
National Australia Bank, Ltd.	19,489	477,332
Newcrest Mining, Ltd.	7,137	273,654
OneSteel, Ltd.	14,409	40,806
Orica, Ltd.	3,584	89,062
Origin Energy, Ltd.	8,505	130,295
OZ Minerals, Ltd.	33,890	47,660
Paladin Energy, Ltd.†	8,300	28,800
Qantas Airways, Ltd.†	13,745	37,066
QBE Insurance Group, Ltd.	9,692	161,688
Rio Tinto, Ltd.	4,052	300,667
Santos, Ltd.	7,922	98,086
Sims Metal Management, Ltd.	1,763	30,059
Sonic Healthcare, Ltd.	4,354	46,292
Stockland	23,776	88,246
Suncorp-Metway, Ltd.	12,546	109,137
TABCORP Holdings, Ltd.	8,082	54,682
Telstra Corp., Ltd.	483,699	1,224,900
Toll Holdings, Ltd.	6,841	43,640
Transurban Group	13,220	63,506
Wesfarmers, Ltd.	10,744	341,550
Westfield Group	20,494	242,852

Security Description	Shares	Value (Note 2)
Australia (continued)
Westpac Banking Corp.	27,317	$613,611
Woodside Petroleum, Ltd.	5,084	215,624
Woolworths, Ltd.	11,613	323,716
WorleyParsons, Ltd.	1,905	40,968
		14,955,663
Austria — 0.1%
Erste Group Bank AG	1,900	76,073
Immofinanz AG†	10,350	38,576
OMV AG	1,717	64,276
Raiffeisen International Bank AG	678	31,610
Telekom Austria AG	4,252	63,994
Verbund AG	945	33,882
Voestalpine AG	1,458	53,705
		362,116
Belgium — 1.2%
Ageas NV	21,528	61,631
Anheuser-Busch InBev NV	49,954	2,938,507
Belgacom SA	1,763	68,750
Delhaize Group SA	1,075	77,964
Dexia SA†	6,186	27,256
Groupe Bruxelles Lambert SA	898	74,823
KBC Groep NV†	1,559	69,933
Solvay SA	624	66,565
UCB SA	1,245	43,135
Umicore	1,247	53,906
		3,482,470
Bermuda — 1.9%
Esprit Holdings, Ltd.	12,000	65,035
Huabao International Holdings, Ltd.	1,493,000	2,343,742
Kerry Properties, Ltd.	8,000	43,460
Li & Fung, Ltd.	526,000	2,972,747
Noble Group, Ltd.	32,454	46,641
Seadrill, Ltd.	2,800	80,889
Shangri-La Asia, Ltd.	16,000	36,377
Yue Yuen Industrial Holdings, Ltd.	9,500	35,141
		5,624,032
Brazil — 3.4%
Banco do Brasil SA	132,120	2,508,874
Banco Santander Brasil SA	37,600	506,667
Banco Santander Brasil SA ADR	77,800	1,071,306
BM&F BOVESPA SA	61,500	514,317
BR Malls Participacoes SA	95,174	795,367
Cia de Saneamento Basico do Estado de Sao Paulo ADR	37,000	1,683,870
PDG Realty SA Empreendimentos e Participacoes	81,261	967,736
Petroleo Brasileiro SA ADR	60,305	2,187,262
		10,235,399
Canada — 2.0%
Bankers Petroleum, Ltd.†	95,470	754,370
Canadian National Railway Co.	18,979	1,213,741
First Quantum Minerals, Ltd.	9,600	730,100
Pembina Pipeline Income Fund†	54,200	1,082,525
PetroBakken Energy, Ltd., Class A	21,800	488,800

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Canada (continued)
Questerre Energy Corp. (Oslo)†	104,000	$254,113
Questerre Energy Corp. (Toronto)†	78,150	193,685
Research In Motion, Ltd.†	26,090	1,270,322
		5,987,656
Cayman Islands — 0.2%
ENN Energy Holdings, Ltd.	156,000	443,339
Sands China Ltd†	25,000	44,916
Wynn Macau, Ltd.†	19,000	32,912
		521,167
China — 0.4%
Weichai Power Co., Ltd.	127,000	1,350,393
Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.	6,576	33,170
Denmark — 0.6%
AP Moller - Maersk A/S, Series B	17	142,113
Carlsberg A/S	8,780	915,453
Coloplast A/S	292	34,906
Danske Bank A/S†	4,521	109,080
DSV A/S	2,658	54,261
Novo Nordisk A/S, Class B	4,046	401,506
Novozymes A/S	520	66,156
Vestas Wind Systems A/S†	1,996	75,213
		1,798,688
Finland — 1.1%
Elisa Oyj†	1,974	45,344
Fortum Oyj	89,059	2,329,852
Kesko Oyj, Class B	860	40,354
Kone Oyj, Class B	1,476	76,261
Metso Oyj	1,384	63,432
Nokia Oyj	35,414	355,810
Nokian Renkaat Oyj	1,206	41,414
Outokumpu Oyj	1,818	36,110
Sampo Oyj, Class A	3,931	106,161
Stora Enso Oyj, Class R	5,820	57,522
UPM-Kymmene Oyj	5,144	88,148
Wartsila Oyj	867	56,580
		3,296,988
France — 7.4%
Accor SA	1,678	61,272
Air Liquide SA	2,641	322,195
Alcatel-Lucent†	23,621	79,537
Alstom SA	20,183	1,029,592
AXA SA	59,062	1,032,621
BNP Paribas	23,354	1,660,955
Bouygues SA	2,238	96,059
Cap Gemini SA	1,583	79,415
Carrefour SA	31,755	1,706,276
Casino Guichard Perrachon SA	661	60,518
Christian Dior SA	692	90,450
Cie Generale d'Optique Essilor International SA	1,956	134,579
Cie Generale de Geophysique-Veritas†	1,570	34,459
Cie Generale des Etablissements Michelin†	1,497	4,184

Security Description	Shares	Value (Note 2)
France (continued)
Compagnie de St. Gobain	3,687	$164,008
Compagnie Generale des Etablissements Michelin, Class B	1,497	113,896
Credit Agricole SA	8,856	138,416
Danone SA	30,315	1,813,219
Dassault Systemes SA	802	58,996
Edenred†	2,000	39,616
EDF SA	2,434	104,986
Eutelsat Communications	1,365	52,103
France Telecom SA	17,469	377,462
GDF Suez	11,655	417,237
GDF Suez VVPR†	777	1
Groupe Eurotunnel SA	4,850	41,238
Hermes International	536	122,393
Klepierre	1,141	44,004
L'Oreal SA	2,202	247,595
Lafarge SA	1,942	111,192
Lagardere SCA	1,444	56,408
Legrand SA	1,546	52,289
LVMH Moet Hennessy Louis Vuitton SA	2,301	337,524
Natixis†	8,662	49,596
Pernod-Ricard SA	1,923	160,569
Peugeot SA†	1,633	54,909
PPR	7,476	1,210,260
Publicis Groupe SA	1,534	72,858
Renault SA†	1,937	99,670
Safran SA	35,150	988,074
Sanofi-Aventis SA	13,015	867,175
Sanofi-Aventis SA ADR	11,700	389,025
Schneider Electric SA	2,231	282,882
SCOR SE	2,150	51,380
Societe Generale	5,927	341,379
Sodexo	1,067	69,238
Suez Environnement SA	2,985	55,139
Technip SA	949	76,317
Thales SA	1,168	42,689
Total SA	57,809	2,979,342
Unibail-Rodamco SE	9,375	2,078,744
Vallourec SA	1,070	106,294
Veolia Environnement	3,466	91,288
Vinci SA	28,247	1,415,929
Vivendi SA	11,827	323,269
		22,490,721
Germany — 7.1%
Adidas AG	2,073	128,330
Allianz SE	4,238	478,951
BASF SE	8,467	533,905
Bayer AG	7,739	539,643
Bayerische Motoren Werke AG	3,337	234,009
Beiersdorf AG	1,069	65,433
Commerzbank AG†	7,088	58,749
Continental AG†	550	42,745
Daimler AG (OTC US)†	10,290	651,357
Daimler AG (Xetra)†	34,827	2,205,824
Deutsche Bank AG	5,825	318,789
Deutsche Boerse AG	1,928	128,644
Deutsche Lufthansa AG†	169,200	3,110,477

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Germany (continued)
Deutsche Post AG	58,055	$1,053,004
Deutsche Postbank AG†	953	32,434
Deutsche Telekom AG	100,819	1,379,226
E.ON AG	16,828	496,209
Fresenius Medical Care AG & Co. KGaA	1,851	114,322
GEA Group AG	42,400	1,059,796
HeidelbergCement AG	1,429	68,865
Henkel AG & Co. KGaA	25,594	1,158,906
Hochtief AG	538	46,587
Infineon Technologies AG†	11,023	76,353
K+S AG	20,714	1,240,088
Kabel Deutschland Holding AG†	13,790	547,057
Linde AG	10,129	1,318,423
MAN SE	1,066	116,200
Merck KGaA	670	56,282
Metro AG	1,307	85,079
Muenchener Rueckversicherungs AG	1,753	242,801
RWE AG	4,157	280,801
Salzgitter AG	556	36,015
SAP AG	32,947	1,629,741
Siemens AG	17,982	1,898,117
ThyssenKrupp AG	3,324	108,392
Volkswagen AG	292	32,176
		21,573,730
Greece — 0.3%
Alpha Bank A.E.†	5,397	33,844
Bank of Cyprus Public Co., Ltd.†	6,576	4,034
Coca-Cola Hellenic Bottling Co. SA	1,818	47,982
EFG Eurobank Ergasias SA†	3,779	22,771
National Bank of Greece SA†	5,899	57,660
OPAP SA	2,533	40,056
Piraeus Bank SA†	4,089	20,235
Public Power Corp. SA	38,359	597,708
		824,290
Guernsey — 0.0%
Resolution, Ltd.	14,945	57,519
Hong Kong — 2.6%
Bank of East Asia, Ltd.	17,600	74,063
BOC Hong Kong Holdings, Ltd.	35,000	110,744
Cathay Pacific Airways, Ltd.	15,000	40,599
Cheung Kong Holdings, Ltd.	13,000	196,872
China Resources Power Holdings Co.	418,000	901,850
CLP Holdings, Ltd.	19,000	151,582
Guangdong Investment, Ltd.	1,924,000	1,011,738
Hang Lung Group, Ltd.	9,000	58,752
Hang Lung Properties, Ltd.	698,000	3,396,057
Hang Seng Bank, Ltd.	42,200	620,584
Henderson Land Development Co., Ltd.	11,000	78,330
Hong Kong & China Gas Co., Ltd.	42,900	108,482
Hong Kong Exchanges and Clearing, Ltd.	9,700	191,028
Hongkong Electric Holdings, Ltd.	14,000	84,987
Hutchison Whampoa, Ltd.	20,000	186,497
MTR Corp.	15,000	56,838

Security Description	Shares	Value (Note 2)
Hong Kong (continued)
New World Development, Ltd.	29,000	$58,308
Sino Land Co., Ltd.	20,000	41,346
Sun Hung Kai Properties, Ltd.	13,000	224,015
Swire Pacific, Ltd., Class A	7,500	103,140
The Link REIT	24,500	72,627
Wharf Holdings, Ltd.	14,000	89,859
Wheelock & Co., Ltd.	13,000	43,312
		7,901,610
India — 0.3%
Reliance Industries, Ltd. GDR*(3)	21,389	953,949
Indonesia — 0.8%
Bank Negara Indonesia Persero Tbk PT	1,708,000	703,294
Bumi Resources Tbk PT	1,929,300	459,357
Telekomunikasi Indonesia Tbk PT	1,095,833	1,129,598
		2,292,249
Ireland — 0.7%
Accenture PLC, Class A	22,573	959,127
Bank of Ireland†	33,189	28,052
CRH PLC	6,532	107,213
Elan Corp. PLC†	5,180	29,136
Kerry Group PLC	1,468	51,502
Ryanair Holdings PLC ADR	32,398	998,183
		2,173,213
Isle of Man — 0.0%
Genting Singapore PLC†	59,000	83,446
Israel — 1.5%
Bank Hapoalim BM†	12,500	57,208
Bank Leumi Le-Israel BM†	13,800	64,105
Bezeq Israeli Telecommunication Corp., Ltd.	22,500	56,089
Israel Chemicals, Ltd.	4,700	66,299
NICE Systems, Ltd.†	1,100	33,884
Teva Pharmaceutical Industries, Ltd.	8,900	483,313
Teva Pharmaceutical Industries, Ltd. ADR	70,270	3,706,743
		4,467,641
Italy — 2.4%
Assicurazioni Generali SpA	11,175	225,011
Atlantia SpA	2,853	59,118
Banca Monte dei Paschi di Siena SpA†	27,968	38,738
Banco Popolare SC	6,903	41,312
Enel SpA	60,655	323,310
ENI SpA	24,318	524,789
Fiat SpA	7,646	117,993
Finmeccanica SpA	4,668	55,459
Intesa Sanpaolo SpA	370,556	1,203,545
Mediaset SpA	8,877	62,928
Mediobanca SpA†	6,162	57,290
Parmalat SpA	20,057	51,459
Prysmian SpA	58,812	1,074,351
Saipem SpA	2,454	98,288
Snam Rete Gas SpA	14,480	73,334
Telecom Italia SpA	840,940	1,175,072
Telecom Italia SpA RSP	55,917	63,003
Terna Rete Elettrica Nazionale SpA	14,347	60,974

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Italy — (continued)
UniCredit SpA	734,440	$1,875,296
Unione di Banche Italiane SCPA	6,710	65,038
		7,246,308
Japan — 15.3%
Advantest Corp.	1,800	35,815
Aeon Co., Ltd.	6,300	67,619
Aisin Seiki Co., Ltd.	2,000	62,386
Ajinomoto Co., Inc.	7,000	68,507
All Nippon Airways Co., Ltd.†	11,000	40,716
Amada Co., Ltd.	5,000	34,260
Asahi Breweries, Ltd.	4,200	84,020
Asahi Glass Co., Ltd.	10,000	101,941
Asahi Kasei Corp.	128,000	705,319
Astellas Pharma, Inc.	4,400	158,912
Bank of Kyoto, Ltd.	5,000	40,549
Benesse Holdings, Inc.	1,000	48,155
Bridgestone Corp.	85,400	1,555,982
Brother Industries, Ltd.	3,000	37,051
Canon, Inc.	10,600	494,574
Central Japan Railway Co.	14	102,971
Chubu Electric Power Co., Inc.	6,100	150,746
Chugai Pharmaceutical Co., Ltd.	2,500	45,939
Chuo Mitsui Trust Holdings, Inc.	11,000	36,500
Credit Saison Co., Ltd.	1,900	25,400
Dai Nippon Printing Co., Ltd.	6,000	73,239
Daihatsu Motor Co., Ltd.	2,000	26,761
Daiichi Sankyo Co., Ltd.	6,800	138,313
Daikin Industries, Ltd.	2,300	86,512
Daito Trust Construction Co., Ltd.	900	53,797
Daiwa House Industry Co., Ltd.	6,000	60,374
Daiwa Securities Group, Inc.	17,000	68,627
Dena Co., Ltd.	900	28,343
Denso Corp.	4,600	136,380
Dentsu, Inc.	2,100	48,651
East Japan Railway Co.	3,100	187,159
Eisai Co., Ltd.	2,600	90,913
Electric Power Development Co., Ltd.	1,400	42,094
Elpida Memory, Inc.†	1,900	21,850
Fanuc, Ltd.	17,600	2,241,112
Fast Retailing Co., Ltd.	10,600	1,493,244
Fuji Heavy Industries, Ltd.	7,000	44,609
FUJIFILM Holdings Corp.	4,500	149,048
Fujitsu, Ltd.	18,000	126,354
Fukuoka Financial Group, Inc.	9,000	36,009
Furukawa Electric Co., Ltd.	7,000	26,330
GS Yuasa Corp.	4,000	28,126
Hamamatsu Photonics K.K.	1,000	32,619
Hankyu Hanshin Holdings, Inc.	15,000	72,053
Hirose Electric Co., Ltd.	17,200	1,732,774
Hisamitsu Pharmaceutical Co., Inc.	1,000	40,848
Hitachi, Ltd.	43,000	188,009
Hokkaido Electric Power Co., Inc.	2,500	49,772
Hokuhoku Financial Group, Inc.	18,000	32,990
Hokuriku Electric Power Co.	2,300	52,513
Honda Motor Co., Ltd.	52,000	1,845,664
Hoya Corp.	4,300	104,821
Ibiden Co., Ltd.	1,400	35,537

Security Description	Shares	Value (Note 2)
Japan (continued)
IHI Corp.	19,000	$36,416
Inpex Corp.	21	98,862
Isetan Mitsukoshi Holdings, Ltd.	4,400	45,697
Isuzu Motors, Ltd.	463,000	1,785,889
ITOCHU Corp.	15,000	137,278
J Front Retailing Co., Ltd.	7,000	32,535
Japan Real Estate Investment Corp.	6	54,552
Japan Retail Fund Investment Corp.	23	32,373
Japan Tobacco, Inc.	705	2,346,903
JFE Holdings, Inc.	4,400	134,562
JGC Corp.	3,000	52,072
JS Group Corp.	2,800	54,907
JSR Corp.	2,200	37,448
Jupiter Telecommunications Co., Ltd.	951	1,025,275
JX Holdings, Inc.	21,920	127,088
Kao Corp.	5,400	131,572
Kawasaki Heavy Industries, Ltd.	17,000	48,263
Kawasaki Kisen Kaisha, Ltd.	8,000	30,091
KDDI Corp.	28	133,996
Keihin Electric Express Railway Co., Ltd.	6,000	58,002
Keio Corp.	8,000	55,007
Keyence Corp.	7,400	1,609,775
Kintetsu Corp.	19,000	64,183
Kirin Holdings Co., Ltd.	8,000	113,560
Kobe Steel, Ltd.	28,000	65,740
Komatsu, Ltd.	9,100	211,258
Konica Minolta Holdings, Inc.	5,000	48,754
Kubota Corp.	12,000	109,823
Kuraray Co., Ltd.	4,000	50,503
Kurita Water Industries, Ltd.	1,400	38,857
Kyocera Corp.	1,600	151,222
Kyowa Hakko Kirin Co., Ltd.	3,000	29,720
Kyushu Electric Power Co., Inc.	3,800	86,761
Makita Corp.	1,300	41,221
Marubeni Corp.	17,000	96,119
Mazda Motor Corp.	17,000	40,932
MEIJI Holdings Co., Ltd.	1,000	47,077
Mitsubishi Chemical Holdings Corp.	12,500	63,488
Mitsubishi Corp.	12,500	296,628
Mitsubishi Electric Corp.	18,000	154,815
Mitsubishi Estate Co., Ltd.	11,000	178,941
Mitsubishi Heavy Industries, Ltd.	29,000	106,996
Mitsubishi Materials Corp.†	17,000	48,874
Mitsubishi Motors Corp.†	39,000	50,922
Mitsubishi Tanabe Pharma Corp.	3,000	48,874
Mitsubishi UFJ Financial Group, Inc.	118,800	553,584
Mitsui & Co., Ltd.	91,300	1,358,344
Mitsui Chemicals, Inc.	10,000	26,953
Mitsui Fudosan Co., Ltd.	8,000	134,931
Mitsui O.S.K. Lines, Ltd.	12,000	75,467
Mizuho Financial Group, Inc.	186,100	271,972
MS&AD Insurance Group Holdings, Inc.	5,200	119,411
Murata Manufacturing Co., Ltd.	2,000	105,414
NEC Corp.	27,000	71,802
NGK Insulators, Ltd.	3,000	49,844
Nidec Corp.	1,100	97,772

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Japan (continued)
Nikon Corp.	3,300	$61,193
Nintendo Co., Ltd.	4,000	999,521
Nippon Building Fund, Inc.	6	52,540
Nippon Electric Glass Co., Ltd.	64,000	872,448
Nippon Express Co., Ltd.	12,000	45,568
Nippon Meat Packers, Inc.	3,000	36,727
Nippon Paper Group, Inc.	1,500	37,536
Nippon Steel Corp.	49,000	166,699
Nippon Telegraph and Telephone Corp.	4,900	213,949
Nippon Yusen K.K.	16,000	65,549
Nissan Motor Co., Ltd.	23,100	201,724
Nisshin Seifun Group, Inc.	3,000	39,423
Nitori Holdings Co., Ltd.	500	41,806
Nitto Denko Corp.	1,700	66,489
NKSJ Holdings, Inc.†	15,000	94,154
Nomura Holdings, Inc.	33,100	160,187
Nomura Research Institute, Ltd.	1,400	26,313
NSK, Ltd.	121,000	820,388
NTT Data Corp.	14	44,257
NTT DoCoMo, Inc.	144	239,770
Obayashi Corp.	9,000	35,793
Odakyu Electric Railway Co., Ltd.	7,000	64,734
OJI Paper Co., Ltd.	11,000	48,622
Olympus Corp.	54,000	1,414,039
Omron Corp.	2,400	54,509
Ono Pharmaceutical Co., Ltd.	1,100	47,898
Oriental Land Co., Ltd.	600	55,918
ORIX Corp.	7,630	583,126
Osaka Gas Co., Ltd.	21,000	75,719
Panasonic Corp.	18,600	251,996
Panasonic Electric Works Co., Ltd.	4,000	53,043
Rakuten, Inc.	74	54,161
Resona Holdings, Inc.	5,900	52,936
Ricoh Co., Ltd.	7,000	98,694
Rohm Co., Ltd.	1,100	67,861
Sankyo Co., Ltd.	700	37,063
Santen Pharmaceutical Co., Ltd.	1,100	38,094
Sanyo Electric Co., Ltd.†	18,000	29,756
SBI Holdings, Inc.	249	31,229
Secom Co., Ltd.	2,200	99,353
Sega Sammy Holdings, Inc.	2,500	38,213
Sekisui Chemical Co., Ltd.	6,000	36,296
Sekisui House, Ltd.	7,000	62,889
Seven & I Holdings Co., Ltd.	7,200	168,701
Sharp Corp.	10,000	99,545
Shikoku Electric Power Co., Inc.	2,100	60,248
Shimano, Inc.	800	42,357
Shin-Etsu Chemical Co., Ltd.	3,900	189,908
Shionogi & Co., Ltd.	3,200	58,572
Shiseido Co., Ltd.	3,600	80,815
Showa Denko K.K.	17,000	32,583
SMC Corp.	600	79,133
Softbank Corp.	7,500	245,358
Sojitz Corp.	20,600	37,015
Sony Corp.	42,900	1,326,364
Stanley Electric Co., Ltd.	1,800	28,678

Security Description	Shares	Value (Note 2)
Japan (continued)
Sugi Pharmacy Co., Ltd.	22,900	$516,814
Sumitomo Chemical Co., Ltd.	16,000	70,149
Sumitomo Corp.	142,300	1,834,149
Sumitomo Electric Industries, Ltd.	7,800	95,117
Sumitomo Heavy Industries, Ltd.	7,000	36,057
Sumitomo Metal Industries, Ltd.	34,000	85,937
Sumitomo Metal Mining Co., Ltd.	6,000	91,639
Sumitomo Mitsui Financial Group, Inc.	12,500	364,159
Sumitomo Realty & Development Co., Ltd.	4,000	82,655
Suzuken Co., Ltd.	900	29,788
Suzuki Motor Corp.	3,400	71,519
T&D Holdings, Inc.	2,850	59,403
Takashimaya Co., Ltd.	4,000	30,858
Takeda Pharmaceutical Co., Ltd.	6,900	316,980
TDK Corp.	1,300	72,490
Teijin, Ltd.	12,000	39,674
Terumo Corp.	1,700	90,213
The Bank of Yokohama, Ltd.	232,000	1,083,852
The Chiba Bank, Ltd.	9,000	52,504
The Chugoku Bank, Ltd.	3,000	36,476
The Chugoku Electric Power Co.	3,300	65,107
The Dai-ichi Life Insurance Co., Ltd.	81	97,805
The Hachijuni Bank, Ltd.	8,000	41,782
The Japan Steel Works, Ltd.	4,000	37,662
The Joyo Bank, Ltd.	10,000	43,603
The Kansai Electric Power Co., Inc.	7,000	169,969
The Shizuoka Bank, Ltd.	7,000	60,290
The Sumitomo Trust & Banking Co., Ltd.	14,000	70,101
Tobu Railway Co., Ltd.	11,000	63,380
Tohoku Electric Power Co., Inc.	4,300	95,086
Tokio Marine Holdings, Inc.	6,900	186,138
Tokyo Electric Power Co., Inc.	11,200	273,158
Tokyo Electron, Ltd.	1,700	85,224
Tokyo Gas Co., Ltd.	25,000	113,500
Tokyu Corp.	14,000	61,883
TonenGeneral Sekiyu K.K.	5,000	46,298
Toppan Printing Co., Ltd.	7,000	54,756
Toray Industries, Inc.	15,000	83,553
Toshiba Corp.	38,000	183,900
Toyo Seikan Kaisha, Ltd.	2,200	39,636
Toyota Industries Corp.	2,000	53,402
Toyota Motor Corp.	25,700	922,959
Toyota Tsusho Corp.	2,800	41,255
Trend Micro, Inc.	1,200	35,807
Ube Industries, Ltd.	12,000	26,593
Unicharm Corp.	1,200	48,299
West Japan Railway Co.	19	68,143
Yahoo! Japan Corp.	2,657	917,919
Yakult Honsha Co., Ltd.	1,300	40,146
Yamada Denki Co., Ltd.	16,130	1,000,879
Yamaha Motor Co., Ltd.†	2,800	42,027
Yamato Holdings Co., Ltd.	4,400	53,234
		46,623,519

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Jersey — 1.3%
Experian PLC	9,979	$108,635
Petrofac, Ltd.	28,570	616,211
Randgold Resources, Ltd.	852	85,256
Shire PLC	5,242	118,085
WPP PLC	267,260	2,957,763
		3,885,950
Luxembourg — 0.7%
ArcelorMittal	59,299	1,953,079
Millicom International Cellular SA SDR	786	74,981
SES SA FDR	3,272	78,662
Tenaris SA	4,531	86,909
		2,193,631
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	75,000	32,507
Netherlands — 2.9%
Aegon NV†	15,231	91,256
Akzo Nobel NV	2,233	137,762
ASML Holding NV	37,177	1,110,433
Corio NV	700	47,857
European Aeronautic Defence and Space Co. NV†	3,951	98,541
Fugro NV	694	45,635
Heineken Holding NV	1,278	55,908
Heineken NV	2,331	120,881
ING Groep NV†	306,285	3,177,503
Koninklijke Ahold NV	108,088	1,457,007
Koninklijke DSM NV	1,582	81,047
Koninklijke KPN NV	14,922	230,785
Koninklijke Philips Electronics NV	37,934	1,192,256
Qiagen NV†	2,602	46,557
Randstad Holding NV†	1,115	50,655
Reed Elsevier NV	7,271	91,688
SBM Offshore NV	1,955	37,046
STMicroelectronics NV	7,277	55,713
TNT NV	3,725	100,089
Unilever NV	14,787	441,972
Wolters Kluwer NV	3,407	71,527
		8,742,118
New Zealand — 0.0%
Telecom Corp. of New Zealand, Ltd.	32,976	48,873
Norway — 1.0%
DnB NOR ASA	86,866	1,182,358
Norsk Hydro ASA	10,200	61,569
Orkla ASA	8,600	79,256
Statoil ASA	10,300	214,892
Telenor ASA	8,000	125,282
Yara International ASA	33,191	1,501,204
		3,164,561
Portugal — 0.1%
Banco Comercial Portugues SA	41,383	36,049
Banco Espirito Santo SA	7,497	34,698
EDP-Energias de Portugal SA	19,673	67,424
Galp Energia SGPS SA	2,706	46,702

Security Description	Shares	Value (Note 2)
Portugal (continued)
Jeronimo Martins SGPS SA	2,822	$37,740
Portugal Telecom SGPS SA	5,953	79,450
		302,063
Singapore — 2.3%
Ascendas Real Estate Investment Trust	21,000	34,971
CapitaLand, Ltd.	376,000	1,160,794
CapitaMall Trust	28,000	45,776
City Developments, Ltd.	6,000	58,216
DBS Group Holdings, Ltd.	311,675	3,336,920
Fraser and Neave, Ltd.	12,000	59,311
Jardine Cycle & Carriage, Ltd.	1,000	29,884
Keppel Corp., Ltd.	13,000	88,769
Olam International, Ltd.	550,000	1,363,394
Oversea-Chinese Banking Corp., Ltd.	23,000	154,779
SembCorp Industries, Ltd.	13,000	43,099
Singapore Airlines, Ltd.	6,000	74,458
Singapore Exchange, Ltd.	10,000	68,588
Singapore Press Holdings, Ltd.	20,000	64,634
Singapore Technologies Engineering, Ltd.	20,000	51,099
Singapore Telecommunications, Ltd.	75,000	179,074
United Overseas Bank, Ltd.	11,000	153,236
Wilmar International, Ltd.	18,000	82,260
		7,049,262
South Korea — 1.4%
Hyundai Mobis	8,572	1,932,036
KT Corp	30,280	1,213,590
Samsung Electronics Co., Ltd.	1,618	1,102,553
		4,248,179
Spain — 2.0%
Abertis Infraestructuras SA	3,463	64,535
ACS Actividades de Construccion y Servicios SA	1,660	82,882
Banco Bilbao Vizcaya Argentaria SA	126,985	1,714,678
Banco de Sabadell SA	12,258	61,395
Banco Popular Espanol SA	9,408	59,638
Banco Santander SA	76,504	971,708
Criteria CaixaCorp SA	11,884	62,422
Enagas	2,509	50,844
Ferrovial SA	5,514	51,559
Gas Natural SDG SA	2,970	44,274
Iberdrola Renovables SA	11,223	37,301
Iberdrola SA	37,996	292,296
Inditex SA	17,803	1,414,210
Red Electrica Corp. SA	1,368	64,331
Repsol YPF SA	7,181	184,973
Telefonica SA	38,210	946,211
		6,103,257
Sweden — 1.4%
Alfa Laval AB	3,660	64,128
Assa Abloy AB, Class B	3,025	76,294
Atlas Copco AB, Class A	9,503	183,424
Boliden AB	3,100	46,958
Electrolux AB, Class B	2,487	61,249
Getinge AB, Class B	2,208	51,594
Hennes & Mauritz AB, Class B	9,492	343,750

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Sweden (continued)
Hexagon AB	2,100	$45,051
Husqvarna AB, Class B	4,956	36,690
Investor AB, Class B	4,277	86,868
Kinnevik Investment AB	2,300	48,693
Modern Times Group AB, Class B	596	44,432
Nordea Bank AB	29,776	310,114
Sandvik AB	9,487	145,394
Scania AB, Class B	3,137	69,253
Skandinaviska Enskilda Banken AB, Class A	13,575	100,659
Skanska AB, Class B	4,068	74,536
SKF AB, Class B	3,781	86,947
SSAB AB, Class A	2,756	43,955
Svenska Cellulosa AB, Class B	5,673	86,269
Svenska Handelsbanken AB, Class A	4,478	146,757
Swedbank AB, Class A†	6,693	92,794
Swedish Match AB	2,440	65,087
Tele2 AB, Class B	3,392	71,208
Telefonaktiebolaget LM Ericsson ADR	121,000	1,327,370
Telefonaktiebolaget LM Ericsson, Class B	28,417	311,981
TeliaSonera AB	20,457	165,711
Volvo AB, Class B†	9,612	141,178
		4,328,344
Switzerland — 7.2%
ABB, Ltd.†	20,744	437,193
Actelion, Ltd.†	1,223	49,000
Adecco SA	1,334	69,710
Aryzta AG	965	42,228
Baloise Holding AG	591	53,287
Cie Financiere Richemont SA	4,950	238,319
Credit Suisse Group AG	45,094	1,927,388
GAM Holding, Ltd.†	2,553	38,711
Geberit AG	415	73,907
Givaudan SA	83	84,803
Holcim, Ltd.	2,329	149,555
Julius Baer Group, Ltd.	2,059	74,951
Kuehne & Nagel International AG	19,277	2,314,849
Lindt & Spruengli AG	2	55,869
Logitech International SA†	2,403	41,866
Lonza Group AG	501	42,802
Nestle SA	61,408	3,271,469
Nobel Biocare Holding AG	1,363	24,482
Novartis AG	48,446	2,778,133
Petroplus Holdings AG†	46,296	561,592
Roche Holding AG	22,958	3,135,362
Schindler Holding AG (Participation Certificate)	703	75,404
SGS SA	58	93,730
Sonova Holding AG	485	59,228
Swiss Life Holding AG†	348	39,629
Swiss Reinsurance Co., Ltd.	3,317	145,453
Swisscom AG	243	98,001
Syngenta AG	7,655	1,902,357
The Swatch Group AG, Class B	365	137,323
UBS AG†	89,532	1,519,762
Zurich Financial Services AG	9,947	2,331,241
		21,867,604

Security Description	Shares	Value (Note 2)
Taiwan — 0.4%
Wistron Corp.	693,839	$1,265,907
Thailand — 0.4%
Bangkok Bank Public Co., Ltd.	221,100	1,176,529
Turkey — 0.6%
Ford Otomotiv Sanayi AS	85,317	731,348
Turk Telekomunikasyon AS	272,670	1,225,229
		1,956,577
United Kingdom — 21.3%
3i Group PLC	9,841	44,291
Admiral Group PLC	2,092	54,750
Aggreko PLC	48,021	1,184,348
AMEC PLC	117,261	1,816,264
Anglo American PLC	51,337	2,036,696
Antofagasta PLC	3,749	72,792
ARM Holdings PLC	165,574	1,020,113
Associated British Foods PLC	3,685	60,724
AstraZeneca PLC	13,153	668,107
Autonomy Corp. PLC†	2,221	63,255
Aviva PLC	172,531	1,081,134
BAE Systems PLC	262,987	1,414,131
Barclays PLC	672,051	3,162,951
BG Group PLC	175,194	3,078,248
BHP Billiton PLC	20,242	643,912
BP PLC	173,739	1,167,580
BP PLC ADR	9,500	391,115
British American Tobacco PLC	102,903	3,838,385
British Land Co. PLC	8,584	62,703
British Sky Broadcasting Group PLC	10,622	117,720
BT Group PLC	74,543	163,939
Bunzl PLC	3,770	44,950
Burberry Group PLC	4,534	74,074
Cable & Wireless Worldwide PLC	31,193	36,040
Cairn Energy PLC†	200,852	1,431,191
Carnival PLC	1,635	64,262
Centrica PLC	47,158	239,650
Cobham PLC	12,529	45,465
Compass Group PLC	17,539	146,163
Diageo PLC	23,189	399,246
Dialog Semiconductor PLC†	31,837	519,303
Eurasian Natural Resources Corp. PLC	2,401	34,643
FirstGroup PLC	5,430	30,947
Fresnillo PLC	1,790	34,924
G4S PLC	14,508	58,025
GlaxoSmithKline PLC	47,600	938,050
GlaxoSmithKline PLC ADR	34,100	1,347,632
Hammerson PLC	7,850	48,623
Home Retail Group PLC	10,173	32,920
HSBC Holdings PLC	452,984	4,589,770
HSBC Holdings PLC ADR	17,000	860,030
ICAP PLC	6,305	42,738
Imperial Tobacco Group PLC	49,586	1,477,661
Inmarsat PLC	4,462	46,507
Intercontinental Hotels Group PLC	2,727	48,664
International Power PLC	14,961	91,189
Intertek Group PLC	1,800	51,745
Invensys PLC	8,772	41,133
Investec PLC	4,820	38,502

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
United Kingdom (continued)
ITV PLC†	38,186	$35,782
J Sainsbury PLC	12,298	75,479
Johnson Matthey PLC	2,131	58,984
Kazakhmys PLC	2,025	46,189
Kingfisher PLC	23,335	85,851
Land Securities Group PLC	7,312	73,571
Legal & General Group PLC	56,242	91,443
Lloyds Banking Group PLC†	1,352,789	1,575,121
Lonmin PLC†	1,491	39,092
Man Group PLC, Class B	16,656	57,327
Marks & Spencer Group PLC	15,605	95,138
National Grid PLC	184,457	1,564,722
Next PLC	1,888	65,723
Old Mutual PLC	52,345	114,133
Pearson PLC	7,706	119,298
Prudential PLC	340,698	3,406,563
Reckitt Benckiser Group PLC	33,129	1,822,002
Reed Elsevier PLC	131,837	1,114,212
Rexam PLC	9,142	44,089
Rio Tinto PLC	13,467	787,189
Rolls-Royce Group PLC†	17,202	163,081
Royal Bank of Scotland Group PLC†	159,268	118,117
Royal Dutch Shell PLC, Class A (London)	33,295	1,002,127
Royal Dutch Shell PLC, Class A (Amsterdam)	58,867	1,780,758
Royal Dutch Shell PLC, Class B	24,222	706,595
RSA Insurance Group PLC	35,853	73,612
SABMiller PLC	8,769	280,395
Scottish & Southern Energy PLC	8,771	154,042
Segro PLC	8,161	34,999
Serco Group PLC	5,436	52,517
Severn Trent PLC	2,522	51,939
Smith & Nephew PLC	8,659	78,962
Smiths Group PLC	3,881	74,318
Standard Chartered PLC	54,892	1,574,556
Standard Life PLC	22,056	80,106
Tesco PLC	274,187	1,826,254
The Capita Group PLC	6,530	80,628
The Sage Group PLC	14,686	63,743
Thomas Cook Group PLC	9,902	26,724
Tullow Oil PLC	124,816	2,497,975
Unilever PLC	11,920	344,729
United Utilities Group PLC	6,941	62,478
Vedanta Resources PLC	47,986	1,632,003
Vodafone Group PLC	2,082,766	5,140,023
Whitbread PLC	1,959	49,977
WM Morrison Supermarkets PLC	21,214	98,542
Wolseley PLC†	2,753	69,152
Xstrata PLC	19,244	368,206
		64,715,671
United States — 0.5%
Central European Distribution Corp.†	16,716	373,101
Sohu.com, Inc.†	18,582	1,070,695
Synthes, Inc.	638	73,756
		1,517,552
Total Common Stock (cost $284,544,527)		296,934,522

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED STOCK — 0.7%
Germany — 0.7%
Fresenius SE	21,952	$1,772,821
Porsche Automobil Holding SE	971	48,084
Volkswagen AG	1,592	192,136
Total Preferred Stock (cost $1,437,420)		2,013,041
RIGHTS — 0.0%
Greece — 0.0%
National Bank of Greece SA† (cost $0)	11,798	8,202
EXCHANGE-TRADED FUND — 0.5%
iShares MSCI EAFE Index Fund (cost $1,320,712)	25,740	1,413,641
WARRANTS — 0.0%
Fonciere Des Regions Expires 12/31/10 (strike price EUR 65.00)†	287	387
Henderson Land Development Co., Ltd. Expires 06/01/11 (strike price HKD 58.00)†	2,400	687
Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)†	5,663	189
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price EUR 12.30)†	7,261	90
Total Warrants (cost $0)		1,353
Total Long-Term Investment Securities (cost $287,302,659)		300,370,759
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/10	$1,194,000	1,194,000
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.11% due 10/01/10	900,000	900,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.12% due 12/02/10(5)	400,000	399,907
Total Short-Term Investment Securities (cost $2,493,921)		2,493,907

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 09/30/10, to be repurchased 10/01/10 in the amount of $1,195,000 and collateralized by $1,165,000 of United States Treasury Notes, bearing interest at 2.13% due 05/31/15 and having an approximate value of $1,222,901	$1,195,000	$1,195,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01% dated 09/30/10, to be repurchased 10/01/10 in the amount of $2,020,000 and collateralized by $1,925,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having an approximate value of $2,061,098	2,020,000	2,020,000
Total Repurchase Agreements (cost $3,215,000)		3,215,000
TOTAL INVESTMENTS (cost $293,011,580)(4)	100.7%	306,079,666
Liabilities in excess of other assets	(0.7)	(2,145,902)
NET ASSETS	100.0%	$303,933,764

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $953,949 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2010, the International Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Reliance Industries, Ltd. Common Stock	6/18/2010	8,340	$384,629
	6/21/2010	13,049	601,557
		21,389	$986,186	$953,949	$44.60	0.31%

(4)  See Note 3 for cost of investments on a tax basis.

(5)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

EUR — Euro Dollar

FDR — Fiduciary Depository Receipt

GDR — Global Depository Receipt

HKD — Hong Kong Dollar

RSP — Risparmie Savings Shares

SDR — Swedish Depository Receipt

VVPR — Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
36	Long	MSCI E-Mini Index	December 2010	$2,757,123	$2,801,880	$44,757

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
France	$22,490,721	$—	$—	$22,490,721
Germany	21,573,730	—	—	21,573,730
Japan	46,623,519	—	—	46,623,519
Switzerland	21,867,604	—	—	21,867,604
United Kingdom	64,715,671	—	—	64,715,671
Other Countries*	119,663,277	—	0	119,663,277
Preferred Stock	2,013,041	—	—	2,013,041
Rights	8,202	—	—	8,202
Exchange Traded Funds	1,413,641	—	—	1,413,641
Warrants	1,353	—	—	1,353
Short-Term Investment Securities:
Time Deposits	—	1,194,000	—	1,194,000
U.S. Government Agencies		—	900,000	900,000
U.S. Government Treasuries		—	399,907	399,907
Repurchase Agreements	—	3,215,000	—	3,215,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	44,757	—	—	44,757
Total	$300,415,516	$5,708,907	$0	$306,124,423

*  Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 3/31/2010	$242,347
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	72,970
Net purchases(sales)	(315,317)
Transfers in and/or out of Level 3	—
Balance as of 9/30/2010	$0

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

Common Stock
$—
See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Government National Mtg. Assoc.	20.7%
United States Treasury Notes	17.6
United States Treasury Bonds	7.1
Diversified Financial Services	6.8
Federal National Mtg. Assoc.	6.0
Repurchase Agreements	4.6
Diversified Banking Institutions	3.8
Federal Home Loan Mtg. Corp.	3.4
Electric-Integrated	2.1
Federal Home Loan Bank	2.0
Banks-Commercial	1.7
Sovereign	1.5
Telephone-Integrated	1.5
Pipelines	1.4
Banks-Super Regional	1.2
Cable/Satellite TV	1.2
Multimedia	1.0
Real Estate Investment Trusts	0.8
Insurance-Life/Health	0.8
Oil Companies-Integrated	0.8
Insurance-Multi-line	0.7
Finance-Investment Banker/Broker	0.7
Exchange-Traded Funds	0.7
Oil Companies-Exploration & Production	0.6
Tobacco	0.5
Medical-Drugs	0.5
Telecom Services	0.4
U.S. Municipal Bonds & Notes	0.4
Diversified Manufacturing Operations	0.3
Cellular Telecom	0.3
Finance-Credit Card	0.3
Retail-Drug Store	0.3
Non-Hazardous Waste Disposal	0.3
Insurance-Mutual	0.3
Metal-Diversified	0.3
Banks-Money Center	0.3
Diversified Minerals	0.2
Medical-HMO	0.2
Food-Misc.	0.2
Special Purpose Entities	0.2
Medical-Biomedical/Gene	0.2
Paper & Related Products	0.2
Television	0.2
Oil & Gas Drilling	0.2
Oil-Field Services	0.2
Agricultural Chemicals	0.2
Steel-Producers	0.2
Retail-Discount	0.2
Pharmacy Services	0.2
Gas-Distribution	0.2
Office Automation & Equipment	0.2
Broadcast Services/Program	0.2
Insurance-Property/Casualty	0.2
Brewery	0.2
Computer Services	0.2
Airlines	0.1
Insurance Brokers	0.1
Auto-Cars/Light Trucks	0.1
Real Estate Operations & Development	0.1
Wireless Equipment	0.1

Banks-Fiduciary	0.1%
Real Estate Management/Services	0.1
Oil Refining & Marketing	0.1
Medical Labs & Testing Services	0.1
Instruments-Scientific	0.1
Medical-Hospitals	0.1
Electric-Generation	0.1
Finance-Auto Loans	0.1
Transport-Air Freight	0.1
Medical-Wholesale Drug Distribution	0.1
Aerospace/Defense-Equipment	0.1
Chemicals-Specialty	0.1
Satellite Telecom	0.1
Investment Management/Advisor Services	0.1
Distribution/Wholesale	0.1
Diversified Operations	0.1
Transport-Equipment & Leasing	0.1
Transport-Services	0.1
Casino Hotels	0.1
Finance-Commercial	0.1
Consumer Products-Misc.	0.1
Applications Software	0.1
Retail-Building Products	0.1
Finance-Other Services	0.1
Banks-Mortgage	0.1
Machine Tools & Related Products	0.1
Data Processing/Management	0.1
Metal Processors & Fabrication	0.1
Gas-Transportation	0.1
Independent Power Producers	0.1
Insurance-Reinsurance	0.1
100.3%
Credit Quality†#
Government — Treasury	26.1%
Government — Agency	33.8
AAA	3.2
AA	3.4
A	12.0
BBB	16.4
BB	2.1
B	1.3
CCC	0.5
Not Rated@	1.2
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 5.9%
Diversified Financial Services — 5.9%
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A5 4.86% due 07/10/43(1)(2)	$315,000	$340,983
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.19% due 09/10/47(1)(2)	430,000	473,403
Banc of America Commercial Mtg., Inc., Series 2006-5, Class AM 5.45% due 09/10/47(1)	500,000	456,294
Banc of America Commercial Mtg., Inc., Series 2007-2, Class A4 5.69% due 04/10/49(1)(2)	70,000	71,632
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	375,000	411,324
Banc of America Commercial Mtg., Inc., Series 2002-PB2, Class A4 6.19% due 06/11/35(1)	278,093	291,710
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T18, Class A4 4.93% due 02/13/42(1)(2)	460,000	498,633
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.15% due 10/12/42(1)(2)	550,000	608,091
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW11, Class A4 5.46% due 03/11/39(1)(2)	245,000	270,410
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-T24, Class A4 5.54% due 10/12/41(1)	500,000	551,869
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW13, Class A4 5.54% due 09/11/41(1)	500,000	546,654
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	205,692
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class A4 5.72% due 09/11/38(1)(2)	550,000	614,008
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(1)	184	184

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	$284,444	$288,390
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.22% due 07/15/44(1)(2)	225,000	247,748
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	193,904
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class AM 5.79% due 06/10/46(1)(2)	1,000,000	996,099
Commercial Mtg. Pass Through Certs, Series 2006-C7, Class B 5.79% due 06/10/46(1)(2)	750,000	540,207
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	25,394	25,414
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)(2)	600,000	639,747
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(1)	32,000	34,739
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)(2)	575,000	620,000
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(1)(2)	100,000	109,601
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(1)(2)	445,000	479,148
JP Morgan Mtg. Acquisition Corp., Series 2006-CH2, Class AV3 0.36% due 10/25/36(3)	1,218,715	927,016
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	5,000	5,241
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP6, Class A4 5.48% due 04/15/43(1)(2)	200,000	218,376
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)(2)	575,000	618,374

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(1)(2)	$190,000	$210,633
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	451,150	467,675
LB-UBS Commercial Mtg. Trust, Series 2006-C6, Class A4 5.37% due 09/15/39(1)	230,000	250,248
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class A4 5.86% due 07/15/40(1)(2)	500,000	521,644
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(1)(2)	310,000	341,560
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	208,203
LB-UBS Commercial Mtg. Trust, Series 2007-C7, Class AM 6.17% due 09/15/45(1)(2)	935,000	842,367
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	575,000	627,174
Merrill Lynch/Countrywide Commercial Mtg. Trust, Series 2007-8, Class AM 5.96% due 08/12/49(1)(2)	500,000	476,812
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	493,000	531,541
Morgan Stanley Capital I, Series 2005-T19, Class A4A 4.89% due 06/12/47(1)	285,000	310,052
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	301,630	303,844
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.17% due 01/14/42(1)	110,000	118,886
Morgan Stanley Capital I Series 2007-T27, Class AM 5.65% due 06/11/42(1)(2)	1,000,000	988,096
Morgan Stanley Capital I, Pass Through Certs., Series 2006-HQ9, Class B 5.83% due 07/12/44(1)(2)	500,000	395,304
Morgan Stanley Capital I, Series 2007-IQ15, Class AM 5.88% due 06/11/49(1)(2)	1,250,000	1,144,361
Morgan Stanley Capital I, Series 2007-IQ16, Class AM 6.11% due 12/12/49(1)(2)	900,000	857,375
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2 5.98% due 01/15/39(1)	256,374	271,225

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	$409,132	$420,382
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	316,812	330,433
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	174,400	182,287
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.44% due 04/25/36(3)	2,822,172	2,115,520
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class A4 4.94% due 04/15/42(1)	135,000	146,068
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/48(1)	500,000	538,460
Total Asset Backed Securities (cost $21,940,683)		23,885,041
U.S. CORPORATE BONDS & NOTES — 24.7%
Advertising Services — 0.0%
Visant Corp. Senior Notes 10.00% due 10/01/17*	65,000	67,925
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	70,000	82,619
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	37,000	38,203
		120,822
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp. Senior Notes 6.29% due 07/01/16	250,000	298,495
Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	19,000	20,144
Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	82,202
Airlines — 0.1%
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/21	250,000	276,250
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	114,000	123,690
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24	123,892	133,803

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	$23,793	$26,648
		560,391
Applications Software — 0.1%
Microsoft Corp. Senior Notes 4.50% due 10/01/40	220,000	218,563
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	200,000	228,765
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	200,000	274,910
		503,675
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	75,000	80,063
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18*	25,000	25,938
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	25,000	26,500
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	60,000	64,125
		116,563
Banks-Commercial — 0.6%
BB&T Corp. Sub. Notes 4.90% due 06/30/17	250,000	264,639
Branch Banking & Trust Co. Sub. Notes 0.64% due 05/23/17(3)	112,000	100,070
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	66,280	64,872
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	107,156
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	350,000	365,050
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	33,665
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	276,033
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	130,000	132,244

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Sovereign Bank Sub. Notes 8.75% due 05/30/18	$295,000	$340,891
US Bank NA Sub. Notes 3.78% due 04/29/20(3)	100,000	104,177
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	159,000	181,734
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	535,000	607,181
		2,577,712
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. 1.29% due 06/01/67(3)	622,000	448,591
Banks-Super Regional — 1.2%
BAC Capital Trust XV Ltd. Guar. Notes 1.34% due 06/01/56(3)	110,000	69,391
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	168,676
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	440,000	528,834
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	180,000	210,123
Comerica, Inc. Senior Notes 3.00% due 09/16/15	15,000	15,182
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	460,000	522,150
KeyCorp. Senior Notes 3.75% due 08/13/15	375,000	382,614
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	110,284
National City Corp. Sub. Notes 6.88% due 05/15/19	100,000	117,302
PNC Funding Corp. Bank Guar. Notes 4.25% due 09/21/15	80,000	86,184
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(4)	300,000	219,182
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	95,000	102,892
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	21,000	20,468
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(4)	69,000	54,165

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wachovia Capital Trust III Ltd. Guar. Notes 5.80% due 03/15/11(3)(4)	$472,000	$414,180
Wachovia Corp. Senior Notes 5.50% due 05/01/13	175,000	192,359
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	350,000	389,374
Wells Fargo & Co. Senior Notes 0.69% due 10/28/15(3)	213,000	201,249
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	300,000	320,164
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	113,899
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(3)(4)	115,000	121,037
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	92,000	103,269
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/36	250,000	259,491
		4,722,469
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	45,000	47,981
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14*	50,000	56,122
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	125,000	141,099
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	270,000	314,623
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	75,000	97,291
		609,135
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	40,000	31,200
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	215,000	227,822
Nexstar Broadcasting, Inc./ Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	70,000	72,975

Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program (continued)
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	$75,000	$87,158
		419,155
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	55,000	55,000
Cable TV — 0.0%
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	105,000	116,642
Cable/Satellite TV — 1.1%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	640,000	743,227
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	405,000	467,830
Comcast Corp. Company Guar. Notes 6.40% due 05/15/38	40,000	44,238
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	390,000	456,847
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	30,000	34,614
COX Communications, Inc. Senior Notes 6.75% due 03/15/11	50,000	51,332
COX Communications, Inc. Notes 7.13% due 10/01/12	275,000	304,451
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	49,000	55,125
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20	75,000	81,179
DIRECTV Holdings LLC/ DIRECTV Financing Co, Inc. Company Guar. Notes 3.13% due 02/15/16	100,000	100,973
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 4.75% due 10/01/14	500,000	546,094
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	100,000	103,500
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	100,000	111,500
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	139,000	146,124

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	$12,000	$12,795
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	525,000	562,467
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	234,000	266,810
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	186,084
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	150,000	193,661
		4,468,851
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	50,000	52,125
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	54,000	59,130
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	35,000	32,506
MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	85,000	96,794
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	35,000	35,481
		223,911
Casino Services — 0.0%
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	27,000	15,795
Cellular Telecom — 0.2%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	178,000	183,314
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	205,000	231,825
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	290,000	394,873
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	46,000	46,230
		856,242

Security Description	Principal Amount	Value (Note 2)
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	$20,000	$21,877
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	65,000	69,469
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	75,000	68,812
		160,158
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	85,000	83,300
Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21*	70,000	72,450
Coal — 0.0%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	43,000	47,408
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	50,000	54,625
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	25,000	25,000
		127,033
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	95,000	87,638
Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	106,000	115,303
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	31,000	33,325
Electronic Data Systems Corp. Senior Notes 7.45% due 10/15/29	110,000	147,098
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	210,000	253,954
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	19,000	19,404
		569,084
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	37,000	41,927

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. — 0.1%
Fortune Brands, Inc. Senior Notes 5.38% due 01/15/16	$200,000	$219,236
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	32,000	34,800
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	40,000	39,100
		73,900
Containers-Paper/Plastic — 0.0%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18	25,000	23,500
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	34,000	36,210
		59,710
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	45,000	47,250
Data Processing/Management — 0.1%
Fiserv, Inc. Company Guar. Notes 4.63% due 10/01/20	185,000	186,987
Decision Support Software — 0.0%
PGS Solutions Company Guar. Notes 9.63% due 02/15/15	59,000	54,059
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	92,000	68,655
Distribution/Wholesale — 0.1%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	75,000	79,875
Ingram Micro, Inc. Senior Notes 5.25% due 09/01/17	105,000	108,757
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	90,000	79,200
		267,832
Diversified Banking Institutions — 3.4%
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	720,321
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	759,000	790,873
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	245,000	259,173

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	$303,000	$310,303
Bank of America Corp. Senior Notes 5.65% due 05/01/18	500,000	529,752
Bank of America Corp. Senior Notes 5.75% due 12/01/17	175,000	187,102
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	378,951
Bank of America Corp. Sub. Notes 6.50% due 09/15/37	100,000	103,499
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(4)	225,000	232,096
Citigroup, Inc. FDIC Guar. Notes 2.13% due 04/30/12	756,000	775,162
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	364,000	378,065
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	107,284
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	210,000	227,864
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	360,000	371,729
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	100,000	109,638
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	105,000	101,292
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	130,000	142,005
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	300,000	327,304
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	460,000	448,033
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	70,000	77,341
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	250,000	279,231
Citigroup, Inc. Notes 8.50% due 05/22/19	50,000	61,817
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	61,000	66,490

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JP Morgan Capital Ltd. Guar. Notes 5.88% due 03/15/35	$60,000	$58,532
JP Morgan Chase & Co. Senior Notes 4.40% due 07/22/20	100,000	102,411
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	313,000	310,651
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	438,574
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	164,471
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	171,297
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	225,000	260,744
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(3)(4)	360,000	385,787
JP Morgan Chase Capital XVII Ltd. Guar. Notes 5.85% due 08/01/35	130,000	126,376
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.38% due 05/15/77(3)	50,000	35,993
Morgan Stanley Sub. Notes 4.75% due 04/01/14	290,000	302,867
Morgan Stanley Senior Notes 5.55% due 04/27/17	347,000	367,698
Morgan Stanley Senior Notes 5.63% due 09/23/19	400,000	416,460
Morgan Stanley Senior Notes 6.00% due 05/13/14	150,000	164,678
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	164,008
Morgan Stanley Senior Notes 6.63% due 04/01/18	675,000	748,342
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	39,000	44,027
The Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	345,000	352,973
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	214,000	226,613

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
The Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	$131,000	$143,881
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	125,375
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	140,000	156,191
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	392,278
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	385,000	386,135
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	255,000	265,053
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	295,000	350,978
		13,647,718
Diversified Financial Services — 0.8%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(3)	152,000	159,600
General Electric Capital Corp. Notes 1.88% due 09/16/13	265,000	265,797
General Electric Capital Corp. Senior Notes 3.50% due 06/29/15	290,000	303,407
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	150,000	158,843
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	245,000	268,008
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	1,025,000	1,137,725
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	118,828
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	370,000	399,313
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	535,000	560,274
		3,371,795
Diversified Manufacturing Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	135,000	145,907
Cargill, Inc. Senior Notes 6.38% due 06/01/12*	255,000	275,842

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
General Electric Co. Senior Notes 5.25% due 12/06/17	$51,000	$57,401
Textron, Inc. Senior Notes 6.20% due 03/15/15	250,000	278,058
		757,208
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	134,000	135,508
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	137,000	147,960
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	183,000	184,440
		332,400
Electric-Integrated — 2.0%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	133,000	131,441
Ameren Illinois Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	133,989
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	116,000	136,861
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	274,896
Consumers Energy Co. 1st Mtg. Notes 5.00% due 03/15/15	100,000	111,536
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	230,000	264,113
Edison International Senior Notes 3.75% due 09/15/17	130,000	133,293
Entergy Corp. Senior Notes 3.63% due 09/15/15	200,000	201,966
Entergy Corp. Senior Notes 5.13% due 09/15/20	270,000	269,118
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 3.95% due 10/01/20	228,000	228,616
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	64,000	64,101
Exelon Generation Co. LLC Senior Notes 4.00% due 10/01/20	216,000	216,228

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/14	$175,000	$194,052
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/41	258,000	258,817
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	289,892
Georgia Power Co. Senior Notes 4.75% due 09/01/40	350,000	345,143
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	100,000	100,442
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	250,000	290,941
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	577,742
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	98,000	94,325
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	37,570	39,637
Nevada Power Co. Notes 5.38% due 09/15/40	235,000	242,399
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	200,000	240,477
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	150,000	164,800
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	92,780
Oncor Electric Delivery Co 1st Mtg. Bonds 6.80% due 09/01/18	150,000	183,724
Oncor Electric Delivery Co., LLC Senior Sec. Notes 6.38% due 05/01/12	200,000	217,834
PECO Energy Co. 1st Mtg. Bonds 5.70% due 03/15/37	170,000	193,109
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/15	175,000	175,349
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	94,127
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	470,000	509,225
San Diego Gas & Electric Co. 1st Mtg. Bonds 4.50% due 08/15/40	40,000	39,429

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/16	$150,000	$175,124
Southern California Edison Co. 1st Mtg. Bonds 4.50% due 09/01/40	200,000	195,552
Texas Competitive Electric Holdings Co. LLC, Series A Company Guar. Notes 10.25% due 11/01/15	103,000	67,465
Texas Competitive Electric Holdings Co. LLC, Series B Company Guar. Notes 10.25% due 11/01/15	2,000	1,310
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	165,000	194,220
Virginia Electric & Power Co. Senior Notes 3.45% due 09/01/22	525,000	525,141
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/18	100,000	116,606
		7,785,820
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	105,000	123,260
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	49,000	53,716
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	50,000	55,875
		109,591
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(8)	33,000	33,000
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	33,000	34,320
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	25,000	26,563
		93,883
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	80,000	85,200
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	75,000	77,813

Security Description	Principal Amount	Value (Note 2)
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	$122,000	$137,905
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	89,000	112,093
Hyundai Capital America Company Guar. Notes 3.75% due 04/06/16*	76,000	75,916
		325,914
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	64,288
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	150,000	157,499
		221,787
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.00% due 04/15/15	100,000	95,866
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	800,000	938,037
American Express Credit Corp. Senior Notes 2.75% due 09/15/15	75,000	75,470
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	110,060
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	43,028
		1,166,595
Finance-Investment Banker/Broker — 0.6%
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	267,720
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(3)(4)(5)(6)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(6)	131,000	13
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(6)	99,000	10
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	150,000	161,091
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	140,000	150,263

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	$642,000	$683,339
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	97,772
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	231,000	259,112
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	150,000	168,024
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	202,000	214,604
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	205,000	226,617
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	100,000	121,813
		2,350,384
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	30,000	31,869
Finance-Other Services — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	215,000	247,691
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	25,000	22,250
TIAA Global Markets, Inc. Company Guar. Notes 4.95% due 07/15/13*	250,000	274,611
		544,552
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	52,000	54,990
Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Sec. Notes 3.70% due 06/30/14*	100,000	103,552
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	34,000	39,100
Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	415,000	463,575
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	256,000	299,742

Security Description	Principal Amount	Value (Note 2)
Food-Misc. (continued)
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	$120,000	$139,537
		902,854
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	101,000	119,781
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	59,000	58,115
Service Corp. International Senior Notes 8.00% due 11/15/21	59,000	63,130
		121,245
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	136,000	130,050
Gas-Distribution — 0.2%
AGL Capital Corp. Company Guar. Notes 6.38% due 07/15/16	85,000	99,551
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	160,321
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	110,266
Sempra Energy Senior Notes 6.50% due 06/01/16	65,000	77,770
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	216,440
Sempra Energy Senior Notes 9.80% due 02/15/19	100,000	139,417
		803,765
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	233,000	212,612
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	27,000	28,080
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	45,000	47,025
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	25,000	25,688

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(7)(9)	$150,000	$0
Dynegy-Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	112,000	103,880
GenOn Escrow Corp. Senior Notes 9.50% due 10/15/18*	30,000	28,875
GenOn Escrow Corp. Senior Notes 9.88% due 10/15/20*	30,000	28,650
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	90,000	92,587
		279,680
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 5.00% due 06/01/15	300,000	338,998
Insurance Brokers — 0.1%
AON Corp. Senior Notes 5.00% due 09/30/20	275,000	280,834
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/13	250,000	263,422
		544,256
Insurance-Life/Health — 0.8%
Aflac, Inc. Senior Notes 6.45% due 08/15/40	200,000	208,238
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	98,000	104,030
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	300,000	320,868
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	113,000	106,220
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	132,000	139,677
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	225,000	284,317
Pricoa Global Funding I Senior Sec. Notes 5.45% due 06/11/14*	500,000	557,510
Principal Financial Group, Inc. Company Guar. Notes 7.88% due 05/15/14	50,000	59,237
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/19	100,000	131,612

Security Description	Principal Amount	Value (Note 2)
Insurance-Life/Health (continued)
Protective Life Corp. Senior Notes 8.45% due 10/15/39	$306,000	$335,469
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	160,817
Prudential Financial, Inc. Senior Notes 2.75% due 01/14/13	150,000	153,667
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	80,000	90,107
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	139,686
Teachers Insurance & Annuity Assoc. of America Notes 6.85% due 12/16/39*	132,000	162,436
Unum Group Senior Notes 5.63% due 09/15/20	91,000	93,494
Unum Group Senior Notes 7.13% due 09/30/16	55,000	63,475
		3,110,860
Insurance-Multi-line — 0.6%
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/24*	250,000	289,588
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	114,000	114,295
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	118,630
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	120,000	124,066
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	116,000	123,469
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	255,000	268,612
MetLife, Inc. Senior Notes 6.75% due 06/01/16	80,000	95,500
MetLife, Inc. Senior Notes 7.72% due 02/15/19	325,000	413,627
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	190,000	195,541
MMI Capital Trust I Ltd. Guar. Bonds 7.63% due 12/15/27	100,000	99,860
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	350,000	413,304

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	$133,000	$133,180
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	169,980
		2,559,652
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	255,000	268,060
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	123,000	112,631
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	167,000	157,815
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	118,559
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	245,000	334,808
		991,873
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Ltd. Guar. Notes 9.70% due 04/01/30	170,000	209,464
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(3)	235,000	213,850
Fidelity National Title Group, Inc. Senior Notes 7.30% due 08/15/11	35,000	35,720
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	94,204
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	75,286
		628,524
Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	323,549
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	271,989
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	187,024
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	60,000	65,175

Security Description	Principal Amount	Value (Note 2)
Medical Instruments — 0.0%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	$15,000	$15,300
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	175,000	212,006
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	100,000	134,106
		346,112
Medical Products — 0.0%
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(8)	100,000	100,625
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.45% due 10/01/20	400,000	402,685
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	217,939
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	45,000	48,825
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	195,000	208,009
		877,458
Medical-Drugs — 0.4%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	135,000	167,814
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	570,000	701,815
Schering-Plough Corp Company Guar. Notes 6.00% due 09/15/17	147,000	178,597
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	80,000	92,800
Wyeth Corp. Company Guar. Bonds 6.50% due 02/01/34	250,000	310,450
		1,451,476
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	95,000	110,163
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	151,000	175,880
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	284,000	307,838

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	$105,000	$122,360
WellPoint, Inc. Senior Notes 6.00% due 02/15/14	100,000	113,246
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	190,000	231,365
		950,689
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	70,000	74,900
HCA, Inc. Senior Notes 7.50% due 11/15/95	78,000	61,620
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	115,000	128,225
Tenet Healthcare Corp. Senior Notes 9.25% due 02/01/15	65,000	69,794
		334,539
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	80,000	78,100
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/15	300,000	321,085
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Senior Notes 5.63% due 11/15/13	125,000	133,940
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	52,020
		185,960
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.15% due 08/15/20	65,000	66,829
Multimedia — 1.0%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	540,000	669,514
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	105,000	118,936
NBC Universal, Inc. Senior Notes 3.65% due 04/30/15*	190,000	200,556
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*	225,000	242,983

Security Description	Principal Amount	Value (Note 2)
Multimedia (continued)
NBC Universal, Inc. Senior Notes 5.95% due 04/01/41*	$260,000	$267,439
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	109,000	118,682
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	20,000	26,441
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	95,716
News America, Inc. Company Guar. Notes 6.20% due 12/15/34	215,000	232,259
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	166,346
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	250,000	305,762
News America, Inc. Company Guar. Notes 7.28% due 06/30/28	95,000	109,944
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	215,000	250,039
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	175,000	230,823
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	102,000	132,192
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/20	150,000	162,730
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/40	25,000	27,235
Viacom, Inc. Senior Notes 4.38% due 09/15/14	70,000	75,978
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	408,803
Viacom, Inc. Senior Notes 6.25% due 04/30/16	72,000	84,454
		3,926,832
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	45,000	48,150
Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	323,000	346,014
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	156,000	172,360

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal (continued)
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	$100,000	$116,168
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	101,000	111,842
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	250,000	319,091
		1,065,475
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	50,367
Xerox Corp. Senior Notes 6.35% due 05/15/18	175,000	203,030
Xerox Corp. Senior Notes 6.40% due 03/15/16	230,000	267,788
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	119,897
		641,082
Oil & Gas Drilling — 0.1%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	250,000	272,187
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	199,733
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	200,000	194,977
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	123,000	136,222
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	45,000	38,700
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	10,000	10,475
Chesapeake Energy Corp. Company Guar. Notes 7.25% due 12/15/18	100,000	107,750
Devon Energy Corp. Company Guar. Debentures 7.95% due 04/15/32	85,000	115,199
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	90,000	90,900
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	92,000	100,360

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/21*	$50,000	$50,438
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	90,000	95,400
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	50,000	54,125
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	44,000	56,030
		1,250,309
Oil Companies-Integrated — 0.3%
ConocoPhillips Corp. Company Guar. Notes 5.90% due 10/15/32	300,000	342,784
Hess Corp. Senior Notes 5.60% due 02/15/41	345,000	359,973
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	376,704
		1,079,461
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	115,000	122,920
Valero Energy Corp. Senior Notes 6.13% due 02/01/20	200,000	217,981
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/37	100,000	100,424
		441,325
Oil-Field Services — 0.1%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	40,000	44,000
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	221,471
		265,471
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	54,000	57,173
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	45,000	47,250
International Paper Co. Senior Notes 7.30% due 11/15/39	200,000	223,898
International Paper Co. Senior Notes 7.95% due 06/15/18	50,000	60,637

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
International Paper Co. Senior Notes 9.38% due 05/15/19	$65,000	$84,324
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/31	114,000	123,077
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	208,000	227,491
		823,850
Pharmacy Services — 0.2%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	115,000	132,032
Express Scripts, Inc. Company Guar. Notes 7.25% due 06/15/19	195,000	245,224
Medco Health Solutions, Inc. Senior Notes 2.75% due 09/15/15	100,000	101,575
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	239,476
		718,307
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	49,000	47,775
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	85,000	90,100
Pipelines — 1.4%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	100,000	101,000
DCP Midstream LLC Notes 9.70% due 12/01/13*	100,000	122,538
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/15*	200,000	225,425
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/36*	220,000	240,331
El Paso Corp. Senior Notes 6.88% due 06/15/14	90,000	96,223
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	407,361
Energy Transfer Equity LP Company Guar. Notes 7.50% due 10/15/20	65,000	68,413
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/14	70,000	83,112

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	$100,000	$128,136
Enterprise Products Operating LLC Company Guar. Notes 5.25% due 01/31/20	95,000	102,850
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	280,000	305,546
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	95,000	105,607
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	150,000	174,804
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	324,453
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	75,000	87,663
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 8.75% due 04/15/18	80,000	86,400
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	150,000	159,516
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	150,000	162,750
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	225,000	249,853
Plains All American Pipeline LP Company Guar. Notes 4.25% due 09/01/12	66,000	68,839
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	200,000	218,721
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	250,000	276,065
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16	65,000	71,662
Rockies Express Pipeline LLC Senior Notes 3.90% due 04/15/15*	300,000	300,120
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	250,000	251,366
Tennessee Gas Pipeline Co. Senior Notes 8.00% due 02/01/16	250,000	297,500
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	102,000	123,849

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Partners LP Senior Notes 3.80% due 02/15/15	$325,000	$341,975
Williams Partners LP Senior Notes 7.50% due 06/15/11	285,000	297,242
		5,479,320
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 8.25% due 03/01/15	51,000	53,550
Property Trust — 0.0%
WEA Finance/WCI Finance LLC Company Guar. Notes 5.40% due 10/01/12*	170,000	181,475
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	50,000	49,688
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/ Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	70,000	79,450
Real Estate Investment Trusts — 0.8%
AvalonBay Communities, Inc. Senior Notes 5.38% due 04/15/14	105,000	116,132
AvalonBay Communities, Inc. Senior Notes 5.70% due 03/15/17	225,000	253,176
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	203,000	205,572
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	65,000	67,390
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	168,145
Duke Realty LP Senior Notes 5.95% due 02/15/17	15,000	16,093
Duke Realty LP Senior Notes 7.38% due 02/15/15	250,000	285,033
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	45,000	48,263
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	165,254
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	50,000	55,602
Health Care Property Investors, Inc. Senior Notes 6.30% due 09/15/16	300,000	325,848

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Kimco Realty Corp. Senior Notes 4.30% due 02/01/18	$150,000	$151,998
Kimco Realty Corp. Senior Notes 5.19% due 10/01/13	80,000	85,320
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	180,000	198,339
Liberty Property LP Senior Notes 4.75% due 10/01/20	220,000	221,557
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	119,955
ProLogis Co. Senior Notes 6.25% due 03/15/17	105,000	103,130
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	183,412
Simon Property Group LP Senior Notes 4.20% due 02/01/15	125,000	134,129
Simon Property Group LP Senior Notes 4.38% due 03/01/21	71,000	71,975
Simon Property Group LP Senior Notes 5.10% due 06/15/15	145,000	160,849
		3,137,172
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 4.50% due 08/15/17	85,000	85,909
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	220,000	244,188
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	34,000	39,355
		369,452
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.80% due 04/15/21	175,000	174,755
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	105,344
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	113,074
		393,173
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(5)(8)	70,000	175

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Senior Notes 9.50% due 12/01/14	$60,000	$62,175
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	20,000	20,250
		82,425
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.95% due 09/15/20	205,000	209,226
Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	375,000	391,971
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	275,000	331,552
		723,523
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	220,000	229,795
CVS Caremark Corp. Pass Through Certs. 6.04% due 12/10/28	204,257	216,138
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	225,000	248,385
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	250,000	285,022
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	79,129	92,846
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	65,000	67,681
		1,139,867
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	50,000	52,500
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	31,000	31,543
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	35,437
		66,980
Retail-Restaurants — 0.0%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	34,000	36,183

Security Description	Principal Amount	Value (Note 2)
Retail-Restaurants (continued)
Wendy's/Arby's Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	$64,000	$68,080
		104,263
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	78,000	82,485
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	25,000	26,656
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	95,000	95,683
Washington Mutual Preferred Funding Delaware Jr. Sub. 6.53% due 03/15/11*†(4)(5)(6)	100,000	7,250
		102,933
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	45,000	39,375
Special Purpose Entities — 0.2%
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	250,000	240,995
Goldman Sachs Capital III Company Guar. Notes 1.07% due 09/01/12(3)(4)	130,000	90,025
MassMutual Global Funding II Senior Notes 2.30% due 09/28/15*	182,000	183,283
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/33*	190,000	187,388
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	64,000	74,836
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	48,000	52,075
		828,602
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	65,000	65,812
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	45,000	46,350
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	60,000	62,250

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
United States Steel Corp. Senior Notes 7.38% due 04/01/20	$50,000	$52,125
		226,537
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	34,000	35,530
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/40	102,000	108,199
Telecom Services — 0.4%
PAETEC Holding Corp Senior Sec. Notes 8.88% due 06/30/17	50,000	52,250
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	56,500
Qwest Corp. Senior Notes 8.88% due 03/15/12	400,000	439,000
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	105,000	115,500
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	315,000	335,265
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	697,178
		1,695,693
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 2.50% due 08/15/15	400,000	407,594
AT&T, Inc. Senior Notes 5.35% due 09/01/40*	246,000	247,159
AT&T, Inc. Senior Notes 6.30% due 01/15/38	350,000	395,314
BellSouth Corp. Senior Notes 6.55% due 06/15/34	130,000	145,383
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	5,000	5,000
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	16,000	17,500
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	16,000	17,660
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	140,000	151,550

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
SBC Communications Senior Notes 5.10% due 09/15/14	$660,000	$741,038
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	60,000	54,900
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	66,000	69,300
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	315,000	364,322
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	150,000	204,108
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	70,000	74,989
		2,895,817
Television — 0.2%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	297,784
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	175,000	228,122
Paxson Communications Corp. Escrow Notes 8.38% due 01/15/13*†(7)(9)	64,037	320
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(8)	66,307	63,489
Viacom, Inc. Company Guar. Notes 4.63% due 05/15/18	162,000	167,497
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	70,000	84,260
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(7)(9)	35,000	0
		841,472
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	235,000	315,008
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	365,473
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/38	125,000	180,118
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	250,000	264,430
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	475,000	556,133

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	$175,000	$207,512
		1,888,674
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	103,844	89,306
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	239,933	233,335
		322,641
Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.75% due 10/01/12	133,000	139,804
GATX Corp. Senior Notes 4.75% due 05/15/15	95,000	101,574
		241,378
Transport-Rail — 0.0%
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	95,000	109,554
Transport-Services — 0.1%
Bristow Group, Inc. Company Guar. Notes 7.50% due 09/15/17	70,000	71,750
Ryder System, Inc. Notes 3.60% due 03/01/16	82,000	83,259
Ryder System, Inc. Senior Notes 5.00% due 06/15/12	71,000	74,921
		229,930
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	50,000	53,375
Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	223,000	237,455
Motorola, Inc. Senior Notes 6.50% due 09/01/25	231,000	251,395
		488,850
Total U.S. Corporate Bonds & Notes (cost $92,245,360)		99,772,068

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 5.6%
Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Notes 7.70% due 02/01/17	$100,000	$116,603
Agrium, Inc. Senior Notes 7.80% due 02/01/27	185,000	223,946
Yara International ASA Senior Notes 5.25% due 12/15/14*	355,000	388,341
		728,890
Banks-Commercial — 1.1%
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*	105,000	116,695
Bank of Tokyo-Mitsubishi UFJ Ltd. Notes 2.45% due 09/11/15*	235,000	237,764
Barclays Bank PLC Senior Notes 5.20% due 07/10/14	210,000	232,811
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(4)	157,000	146,795
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	470,000	509,707
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(4)	94,000	88,830
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	100,000	107,579
BPCE SA Senior Notes 2.38% due 10/04/13	190,000	190,068
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	105,000	112,010
Credit Suisse New York Senior Notes 5.00% due 05/15/13	100,000	108,943
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	1,246,000	1,376,040
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	255,000	269,347
Nordea Bank AB Jr. Sub. Bonds 8.38% due 03/25/15(3)(4)	84,000	89,922
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	250,000	266,257
The Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	295,000	298,084
The Royal Bank of Scotland PLC Company Guar. Notes 5.63% due 08/24/20	151,000	158,318

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Westpac Banking Corp. Jr. Sub. Notes 0.65% due 03/31/11(3)(4)	$360,000	$216,000
		4,525,170
Banks-Money Center — 0.3%
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	125,000	128,015
Lloyds TSB Bank PLC Company Guar. Notes 6.50% due 09/14/20*	236,000	238,274
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	218,195
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	390,000	439,563
		1,024,047
Banks-Mortgage — 0.1%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/14*	200,000	204,986
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	190,000	216,141
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	231,133
Cellular Telecom — 0.1%
America Movil Sab de CV Company Guar. Notes 5.00% due 03/30/20	280,000	301,990
Vodafone Group PLC Senior Notes 6.15% due 02/27/37	59,000	69,093
		371,083
Chemicals-Diversified — 0.0%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	48,000	51,808
Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	5,000	4,638
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 6.00% due 08/15/15	220,000	217,800
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20*	25,000	24,437

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions — 0.4%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(4)	$9,000	$8,190
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	724,901
Natixis Sub. Notes 0.78% due 01/15/19(3)	50,000	43,102
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	284,050
UBS AG Senior Notes 3.88% due 01/15/15	250,000	260,931
UBS AG Senior Notes 4.88% due 08/04/20	250,000	263,525
		1,584,699
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/26*	350,000	411,445
Tyco International Finance Company Guar. Notes 3.38% due 10/15/15	115,000	121,359
		532,804
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Bonds 2.15% due 09/27/13*	180,000	181,307
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	220,000	262,833
Teck Resources Ltd. Company Guar. Notes 4.50% due 01/15/21	175,000	181,304
		625,444
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	255,469
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Company Guar. Notes 4.70% due 04/15/11*	85,000	86,577
Electric-Integrated — 0.1%
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	100,000	103,392
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	180,000	203,360
Iberdrola Finance Ireland Ltd. Company Guar. Notes 3.80% due 09/11/14*	250,000	256,831
		563,583

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 5.00% due 03/04/15	$325,000	$351,020
Finance-Other Services — 0.0%
Sydney Airport Finance Co. Property, Ltd. Senior Sec. Notes 5.13% due 02/22/21*	185,000	184,819
Forestry — 0.0%
Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18*	20,000	18,725
Gold Mining — 0.0%
Gold Fields Orogen Holding BVI Ltd. Company Guar. Notes 4.88% due 10/07/20*	168,000	166,819
Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 4.63% due 12/01/15	200,000	212,532
Catlin Insurance Co., Ltd. Jr. Sub Notes 7.25% due 01/19/17*(3)(4)	80,000	64,800
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	120,000	127,874
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	79,000	82,093
		487,299
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	240,000	302,155
Metal-Diversified — 0.3%
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	249,337
Inco, Ltd. Notes 7.75% due 05/15/12	60,000	65,283
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	225,000	250,538
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	295,000	328,798
Rio Tinto Finance USA, Ltd. Company Guar. Notes 8.95% due 05/01/14	70,000	86,425
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	133,000	144,868
		1,125,249

Security Description	Principal Amount	Value (Note 2)
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	$479,000	$498,098
Oil Companies-Exploration & Production — 0.3%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	380,000	436,859
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	69,823
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	200,887
Encana Corp. Senior Notes 5.90% due 12/01/17	400,000	466,976
Nexen, Inc. Senior Notes 5.88% due 03/10/35	103,000	105,110
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	73,000	54,932
		1,334,587
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	474,000	476,490
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	400,000	416,170
BP Capital Markets PLC Company Guar. 4.50% due 10/01/20	126,000	128,849
ENI SpA Senior Notes 5.70% due 10/01/40*	172,000	176,052
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	297,000	381,156
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	250,000	311,776
		1,890,493
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	275,752
Weatherford International, Ltd., Bermuda Company Guar. Notes 6.75% due 09/15/40	211,000	219,920
		495,672
Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	34,000	38,972

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(3)	$171,000	$159,885
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(10)	159,000	164,565
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	84,000	86,940
		251,505
Special Purpose Entities — 0.0%
SMFG Preferred Capital, Ltd. Jr. Sub. Notes 6.08% due 01/25/17*(3)(4)	111,000	109,335
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	130,000	139,582
ArcelorMittal Senior Notes 6.13% due 06/01/18	185,000	200,081
ArcelorMittal Senior Notes 9.85% due 06/01/19*	75,000	96,219
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	75,000	75,375
		511,257
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	86,000	101,863
Telephone-Integrated — 0.8%
British Telecom PLC Senior Notes 5.15% due 01/15/13	250,000	267,165
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	75,000	82,461
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	588,106
France Telecom SA Senior Notes 8.50% due 03/01/31	165,000	238,651
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	242,000	261,151
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	540,000	559,468
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	75,000	84,697

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
Telefonica Emisiones SAU Company Guar. Notes 0.77% due 02/04/13	$105,000	$102,784
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	675,000	687,490
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	101,000	112,314
Telefonos de Mexico Sab de CV Senior Notes 5.50% due 11/15/19	270,000	295,114
		3,279,401
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	135,966
Total Foreign Corporate Bonds & Notes (cost $20,999,104)		22,691,829
FOREIGN GOVERNMENT AGENCIES — 1.5%
Sovereign — 1.5%
Federal Republic of Brazil Senior Bonds 5.63% due 01/07/41	126,000	138,285
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37	20,000	26,300
Federal Republic of Brazil Bonds 8.00% due 01/15/18	416,661	498,125
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/19	650,000	914,875
Republic of Argentina Senior Bonds 8.28% due 12/31/33	642,413	534,167
Republic of Colombia Senior Bonds 6.13% due 01/18/41	200,000	229,000
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	200,000	242,844
Republic of Peru Senior Bonds 8.75% due 11/21/33	175,000	260,312
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	340,000	398,225
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	707,000
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	550,000	402,875
Russian Federation Senior Bonds 3.63% due 04/29/15*	400,000	403,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Russian Federation Senior Bonds 7.50% due 03/31/30(10)	$358,000	$427,524
United Mexican States Senior Notes 5.13% due 01/15/20	200,000	223,500
United Mexican States Notes 5.95% due 03/19/19	400,000	469,400
United Mexican States Senior Notes 6.05% due 01/11/40	330,000	377,850
Total Foreign Government Agencies (cost $5,686,446)		6,253,282
U.S. GOVERNMENT AGENCIES — 32.1%
Federal Home Loan Bank — 2.0%
1.88% due 11/19/12	3,805,000	3,812,713
1.88% due 06/21/13	1,380,000	1,421,985
3.38% due 02/27/13	2,635,000	2,804,441
		8,039,139
Federal Home Loan Mtg. Corp. — 3.4%
3.75% due 03/27/19	796,000	865,534
4.00% due 05/01/40	986,940	1,015,538
4.50% due 01/15/13	4,083,000	4,440,499
4.50% due 01/01/39	324,921	338,480
4.50% due 04/01/40	1,986,836	2,074,464
5.00% due 07/01/35	119,439	126,220
5.00% due 11/01/36	238,400	251,041
5.00% due 12/01/36	542,344	571,104
5.00% due 01/01/37	176,867	186,246
5.00% due 03/01/38	226,865	238,492
5.50% due 07/01/37	388,296	412,147
5.50% due 08/01/37	23,740	25,198
5.50% due 09/01/37	342,932	363,997
5.50% due 10/01/37	1,556,457	1,652,063
6.00% due 11/01/37	180,199	193,531
6.25% due 07/15/32	206,000	276,611
6.50% due 03/01/37	299,207	326,284
6.50% due 11/01/37	288,244	314,329
6.75% due 03/15/31	100,000	139,912
		13,811,690
Federal National Mtg. Assoc. — 6.0%
zero coupon due 10/09/19(11)	602,000	397,422
1.75% due 03/23/11	1,660,000	1,671,972
2.13% due 01/25/13	162,000	162,852
4.00% due 06/01/39	450,512	466,394
4.00% due 09/01/40	1,000,000	1,029,073
4.50% due 10/01/24	631,346	664,576
4.50% due 01/01/39	166,418	173,597
4.50% due 06/01/39	778,800	816,391
4.50% due 11/01/39	4,784,428	5,032,179
5.00% due 03/15/16	92,000	107,332
5.00% due 05/01/40	3,732,696	3,943,871
5.00% due 07/01/40	2,493,430	2,626,431
5.50% due 11/01/22	115,808	124,726
5.50% due 07/01/23	891,687	960,355

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 11/01/36	$861,143	$917,976
5.50% due 12/01/36	11,325	12,072
5.50% due 07/01/38	1,260,422	1,340,975
6.00% due 05/15/11	250,000	258,843
6.00% due 10/01/36	1,256,646	1,357,273
6.00% due 07/01/38	790,945	850,078
6.25% due 05/15/29	558,000	729,444
6.50% due 07/01/36	184,450	202,007
6.50% due 10/01/37	17,192	18,780
6.63% due 11/15/30	374,000	514,530
		24,379,149
Government National Mtg. Assoc. — 20.7%
4.50% due 04/15/18	120,404	128,001
4.50% due 05/15/18	776,294	828,954
4.50% due 08/15/18	41,199	43,994
4.50% due 09/15/18	333,328	355,939
4.50% due 10/15/18	1,313,249	1,402,333
4.50% due 09/15/33	562,189	597,132
4.50% due 03/15/39	2,332,209	2,458,219
4.50% due 05/15/39	1,000,000	1,055,937
4.50% due 05/15/39	2,000,002	2,108,062
4.50% due 06/15/39	8,039,058	8,473,410
4.50% due 07/15/39	760,936	802,049
4.50% due 11/15/39	939,572	990,337
4.50% due 01/15/40	1,000,001	1,054,031
4.50% due 04/15/40	199,999	210,805
4.50% due 05/15/40	6,968,700	7,345,220
4.50% due 06/15/40	11,534,557	12,157,771
4.50% due October TBA	12,000,000	12,622,500
5.00% due 06/15/33	16,123	17,295
5.00% due 08/15/33	95,389	102,416
5.00% due 09/15/33	143,619	154,054
5.00% due 10/15/33	103,681	111,214
5.00% due 11/15/33	11,265	12,083
5.00% due 06/15/34	361,829	387,668
5.00% due 05/15/35	13,620	14,576
5.00% due 09/15/35	17,170	18,374
5.00% due 11/15/35	603,199	645,520
5.00% due 02/15/36	474,443	506,248
5.00% due 02/20/36	1,057,531	1,130,338
5.00% due 03/15/36	313,272	334,273
5.00% due 05/15/36	431,116	460,016
5.00% due 06/15/36	373,354	401,456
5.00% due 08/15/36	23,179	24,733
5.00% due 07/15/38	1,278,187	1,363,073
5.00% due 08/15/38	5,850,055	6,238,565
5.50% due 02/15/32	20,720	22,412
5.50% due 03/15/32	25,279	27,492
5.50% due 12/15/32	32,578	35,238
5.50% due 01/15/33	15,111	16,342
5.50% due 02/15/33	97,933	105,915
5.50% due 03/15/33	361,832	391,324
5.50% due 04/15/33	1,132,855	1,225,208
5.50% due 05/15/33	7,273	7,866
5.50% due 06/15/33	1,438,943	1,556,229
5.50% due 07/15/33	1,288,521	1,393,544
5.50% due 08/15/33	219,175	237,041
5.50% due 09/15/33	33,047	35,741
5.50% due 11/15/33	159,307	172,292

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.50% due 12/15/33	$11,643	$12,592
5.50% due 01/15/34	456,947	493,907
5.50% due 02/15/34	169,688	183,413
6.00% due 04/15/28	495,248	541,207
6.00% due 01/15/29	95,787	105,112
6.00% due 03/15/29	55,691	61,112
6.00% due 11/15/31	32,935	36,141
6.00% due 12/15/31	94,294	103,473
6.00% due 04/15/32	69,890	76,694
6.00% due 08/15/32	7,680	8,428
6.00% due 09/15/32	66,216	72,662
6.00% due 10/15/32	232,261	254,871
6.00% due 11/15/32	87,150	95,634
6.00% due 01/15/33	13,006	14,264
6.00% due 02/15/33	154,900	169,882
6.00% due 03/15/33	43,281	47,467
6.00% due 09/15/33	64,506	70,745
6.00% due 01/15/34	275,795	301,781
6.00% due 03/15/34	88,997	97,383
6.00% due 05/15/34	57,288	62,686
6.00% due 07/15/34	59,815	65,451
6.00% due 08/15/34	526,404	576,004
6.00% due 09/15/34	77,169	84,440
6.00% due 11/15/34	339,760	371,774
6.00% due 03/15/35	238,880	260,792
6.00% due 08/15/35	240,064	262,083
6.00% due 01/15/36	169,717	184,859
6.00% due 02/15/36	188,309	205,111
6.00% due 04/15/36	300,216	327,003
6.00% due 05/15/36	171,225	186,797
6.00% due 06/15/36	577,090	628,581
6.00% due 07/15/36	117,552	128,040
6.00% due 08/15/36	402,619	438,520
6.00% due 09/15/36	406,585	442,912
6.00% due 10/15/36	998,868	1,088,926
6.00% due 11/15/36	316,576	344,823
6.00% due 12/15/36	103,018	112,209
6.00% due 10/15/39	4,832,800	5,251,920
6.50% due 09/15/28	12,970	14,603
6.50% due 06/15/31	5,010	5,622
6.50% due 09/15/31	28,106	31,541
6.50% due 10/15/31	16,622	18,652
6.50% due 11/15/31	3,005	3,372
6.50% due 12/15/31	12,153	13,637
7.50% due 09/15/30	26,233	30,065
		83,670,431
Total U.S. Government Agencies (cost $125,221,255)		129,900,409
U.S. GOVERNMENT TREASURIES — 24.7%
United States Treasury Bonds — 7.1%
2.13% due 02/15/40 TIPS(14)	260,219	290,774
3.50% due 02/15/39	2,326,000	2,250,405
4.25% due 05/15/39	112,000	123,130
4.38% due 02/15/38	2,719,000	3,063,973
4.38% due 11/15/39	931,000	1,044,466
4.50% due 05/15/38	82,000	94,313
4.50% due 08/15/39	710,000	812,950
4.63% due 02/15/40	121,000	141,381

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
5.25% due 11/15/28	$235,000	$296,908
5.38% due 02/15/31	500,000	643,750
6.25% due 08/15/23	2,027,000	2,745,318
7.13% due 02/15/23	1,899,000	2,738,715
7.88% due 02/15/21	1,267,000	1,877,338
8.13% due 08/15/19	66,000	96,540
8.13% due 05/15/21	22,000	33,213
8.75% due 05/15/20	1,035,000	1,592,526
8.75% due 08/15/20	3,316,000	5,124,255
9.00% due 11/15/18	3,800,000	5,761,157
9.13% due 05/15/18	55,000	82,947
		28,814,059
United States Treasury Notes — 17.6%
1.25% due 09/30/15	8,000,000	7,987,504
1.75% due 07/31/15	3,100,000	3,174,586
2.00% due 11/30/13	188,000	195,696
2.25% due 01/31/15	2,407,000	2,525,846
2.38% due 09/30/14	64,000	67,550
2.38% due 02/28/15	5,324,000	5,615,968
2.63% due 04/30/16	4,193,000	4,447,528
2.63% due 08/15/20	4,000,000	4,037,500
2.75% due 11/30/16	5,000	5,313
3.13% due 05/15/19	113,000	120,071
3.25% due 06/30/16	950,000	1,040,176
3.38% due 11/30/12	5,197,000	5,527,903
3.38% due 11/15/19	472,000	508,470
3.50% due 05/15/20	204,000	221,436
3.63% due 08/15/19	32,000	35,190
3.63% due 02/15/20	1,649,000	1,808,618
3.88% due 05/15/18	235,000	265,330
4.00% due 11/15/12	3,060,000	3,293,325
4.00% due 02/15/14	464,000	514,279
4.00% due 02/15/15	5,228,000	5,878,640
4.00% due 08/15/18	399,000	453,738
4.25% due 08/15/13	2,053,000	2,267,442
4.25% due 11/15/13	1,096,000	1,217,930
4.25% due 11/15/14	3,985,000	4,517,683
4.25% due 08/15/15	498,000	569,160
4.25% due 11/15/17	1,541,000	1,783,105
4.50% due 02/15/16	225,000	261,070
4.50% due 05/15/17	50,000	58,441
4.63% due 08/31/11	1,876,000	1,950,455
4.75% due 05/15/14	5,770,000	6,585,012
4.75% due 08/15/17	125,000	148,408
4.88% due 02/15/12	448,000	475,895
5.00% due 08/15/11	3,271,000	3,407,080
		70,966,348
Total U.S. Government Treasuries (cost $94,080,365)		99,780,407

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.4%
U.S. Municipal Bonds & Notes — 0.4%
California State General Obligation Bonds 4.85% due 10/01/14	$125,000	$131,421
California State General Obligation Bonds 7.55% due 04/01/39	325,000	353,441
California State General Obligation Bonds 7.63% due 03/01/40	105,000	115,487
California State Public Works Board, Series G-2 Revenue Bonds 8.36% due 10/01/34	125,000	141,135
New Jersey State Turnpike Authority, Series F Revenue Bonds 7.41% due 01/01/40	160,000	198,648
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	385,000	420,335
Texas State Transportation Commission 1st Tier Series B Revenue Bonds 5.18% due 04/01/30	40,000	42,990
Utah State, Series B General Obligation Bonds 3.54% due 07/01/25	175,000	174,801
Total Municipal Bonds & Notes (cost $1,455,715)		1,578,258
EXCHANGE-TRADED FUNDS — 0.7%
iShares Barclays 1-3 Year Treasury Bond Fund	13,300	1,122,121
iShares Barclays 3-7 Year Treasury Bond Fund	9,000	1,064,160
iShares Barclays 7-10 Year Treasury Bond Fund	3,700	366,337
iShares Barclays 10-20 Year Treasury Bond Fund	1,300	158,834
iShares Barclays 20+ Year Treasury Bond Fund	1,900	200,469
Total Exchange-Traded Funds (cost $2,886,756)		2,911,921
PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.0%
US Bancorp 7.19%(3)	234	180,838
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	48	43,208
Diversified Financial Services — 0.1%
Citigroup Capital XIII 7.88%(3)	14,040	351,000
Total Preferred Stock (cost $551,364)		575,046

Security Description	Shares/ Principal Amount	Value (Note 2)
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Association, Inc. Expires 02/19/14†(7)(9) (cost $181)	175	$0
Total Long-Term Investment Securities (cost $365,067,229)		387,348,261
REPURCHASE AGREEMENTS — 4.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $1,266,000 and collateralized by $1,235,000 of United States Treasury Notes, bearing interest at 2.13% due 05/31/15 and having approximate value of $1,296,380	$1,266,000	1,266,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $426,000 and collateralized by $410,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having approximate value of $438,987	426,000	426,000
Bank of America Securities Joint Repurchase Agreement(12)	1,180,000	1,180,000
State Street Bank & Trust Co. Joint Repurchase Agreement(12)	14,818,000	14,818,000
UBS Securities LLC Joint Repurchase Agreement(12)	845,000	845,000
Total Repurchase Agreements (cost $18,535,000)		18,535,000
TOTAL INVESTMENTS (cost $383,602,229)(13)	100.3%	405,883,261
Liabilities in excess of other assets	(0.3)	(1,367,529)
NET ASSETS	100.0%	$404,515,732

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $17,910,871 representing 4.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security - the rate reflected is as of September 30, 2010, maturity date reflects the stated maturity date.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.

(4)  Perpetual maturity - maturity date reflects the next call date.

(5)  Bond in default

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

(6)  Company has filed for Chapter 11 bankruptcy protection.

(7)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(8)  Income may be received in cash or additional shares at the discretion of the issuer.

(9)  Illiquid security. At September 30, 2010 the aggregate value of these securities was $320 representing 0.0% of net assets.

(10)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(11)  Principal Only

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  See Note 3 for cost of investments on a tax basis.

(14)  Principal amount of security is adjusted for inflation.

FDIC — Federal Deposit Insurance Corporation

TBA — Securities purchased on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of September 30, 2010	Unrealized Appreciation (Depreciation)
27	Short	U.S. Treasury 10YR Notes	December 2010	3,386,308	3,403,266	$(16,948)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$23,885,041	$—	$23,885,041
U.S. Corporate Bonds & Notes	—	99,449,107	322,961	99,772,068
Foreign Corporate Bonds & Notes	—	22,691,829	—	22,691,829
Foreign Government Agencies	—	6,253,282	—	6,253,282
U.S. Government Agencies	—	129,900,409	—	129,900,409
U.S. Government Treasuries	—	99,780,407	—	99,780,407
Municipal Bonds & Notes	—	1,578,258	—	1,578,258
Exchange Traded Funds	2,911,921	—	—	2,911,921
Preferred Stock	—	575,046	—	575,046
Warrants	—	—	0	0
Repurchase Agreements	—	18,535,000	—	18,535,000
Total	$2,911,921	$402,648,379	$322,961	$405,883,261
LIABILITIES:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$16,948	$—	$—	$16,948

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 3/31/2010	$381,463	$0	$—
Accrued discounts/premiums	26	—	—
Realized gain(loss)	(46,955)	1,188	—
Change in unrealized appreciation(depreciation)(1)	49,797	—	(181)
Net purchases(sales)	(61,370)	(1,188)	181
Transfers in and/or out of Level 3	—	—	—
Balance as of 9/30/2010	$322,961	$—	$0

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$(1,076)	$—	$(181)

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
United States Treasury Notes	48.9%
Sovereign	40.1
Repurchase Agreements	9.9
United States Treasury Bonds	0.9
Paper & Related Products	0.1
Gambling (Non-Hotel)	0.1
100.0%

*  Calculated as a percentage of net assets

Credit Quality†#
Government — Treasury	51.4%
AAA	41.9
A	6.5
B	0.1
Not Rated@	0.1
100.0%

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Principal Amount(9)		Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 0.1%
Electric-Integrated — 0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)		$175,000	$0
Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*		266,000	119,700
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.50% due 07/15/10†(1)(2)		75,000	0
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)		794,000	0
			0
Paper & Related Products — 0.0%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(1)(2)		55,611	51,996
Television — 0.0%
Paxson Communications Corp. Escrow Notes 8.38% due 01/15/13*†(1)(2)		660,543	3,303
Total U.S. Corporate Bonds & Notes (cost $283,331)			174,999
FOREIGN CORPORATE BONDS & NOTES — 0.0%
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Bonds 6.50% due 08/01/27†(1)(2) (cost $0)		375,000	9,375
FOREIGN GOVERNMENT AGENCIES — 10.9%
Sovereign — 10.9%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/20(4)	EUR	5,158,878	7,751,598
Mexican Udibonos Bonds 4.50% due 12/18/14	MXN	54,816,838	4,886,738
Swedish Government Bonds 3.50% due 12/01/15	SEK	35,050,000	7,142,757
Total Foreign Government Agencies (cost $18,219,778)			19,781,093
FOREIGN GOVERNMENT TREASURIES — 29.2%
Sovereign — 29.2%
Australian Government Bonds 6.15% due 08/20/15	AUD	4,750,000	7,741,623
French Government Bonds 1.00% due 07/25/17(4)	EUR	1,480,298	2,098,555
French Government Bonds 1.60% due 07/25/11(4)	EUR	3,013,335	4,192,307

Security Description	Shares/ Principal Amount(9)		Value (Note 2)
Sovereign (continued)
French Government Bonds 1.60% due 07/25/15(4)	EUR	3,651,625	$5,329,332
French Government Bonds 2.25% due 07/25/20(4)	EUR	5,148,862	7,912,028
Italy Buoni Poliennali del Tesoro Bonds 2.35% due 09/15/19	EUR	5,832,212	8,117,731
United Kingdom Gilt Bonds 1.25% due 11/22/17	GBP	7,676,095	13,148,812
United Kingdom Gilt Bonds 1.88% due 11/22/22	GBP	2,473,653	4,475,151
Total Foreign Government Treasuries (cost $50,655,325)			53,015,539
U.S. GOVERNMENT TREASURIES — 49.8%
United States Treasury Bonds — 0.9%
2.38% due 01/15/25 TIPS(4)		$1,445,712	1,662,457
United States Treasury Notes — 48.9%
1.25% due 04/15/14 TIPS(4)		4,172,026	4,389,427
1.38% due 01/15/20		4,360,249	4,633,784
1.63% due 01/15/15 TIPS(4)		8,962,659	9,578,143
1.63% due 01/15/18		6,165,792	6,689,403
1.88% due 07/15/13 TIPS(4)		6,765,900	7,190,880
2.00% due 04/15/12 TIPS(4)		10,582,348	10,949,428
2.00% due 01/15/14 TIPS(4)		12,152,661	13,033,729
2.00% due 01/15/16 TIPS(4)		12,631,715	13,843,576
2.13% due 01/15/19 TIPS(4)		5,153,256	5,801,438
2.38% due 01/15/17 TIPS(4)		11,107,789	12,520,566
			88,630,374
Total U.S. Government Treasuries (cost $88,135,700)			90,292,831
COMMON STOCK — 0.1%
Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(1)(2)		275,000	0
Food-Misc. — 0.0%
Wornick Co.†(1)(2)		765	47,365
Gas-Distribution — 0.0%
MXEnergy Holdings, Inc.†(1)(2)		21,375	19,067
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(1)		25	68,446
Printing-Commercial — 0.0%
Quad Graphics, Inc.†		46	2,149
Total Common Stock (cost $165,821)			137,027
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
Reader's Digest Association, Inc. Expires 02/19/14†(1)(2)(6) (cost $1,765)		1,705	0
Total Long-Term Investment Securities (cost $157,461,720)			163,410,864

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount(9)	Value (Note 2)
REPURCHASE AGREEMENTS — 9.9%
Bank of America Securities Joint Repurchase Agreement(10)	$10,445,000	$10,445,000
UBS Securities LLC Joint Repurchase Agreement(10)	7,475,000	7,475,000
Total Repurchase Agreements (cost $17,920,000)		17,920,000
TOTAL INVESTMENTS (cost $175,381,720)(7)	100.0%	181,330,864
Other assets less liabilities	0.0	90,455
NET ASSETS	100.0%	$181,421,319

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $123,003 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2010, the aggregate value of these securities was $147,556 representing 0.1% of net assets.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.

(4)  Principal amount of security is adjusted for inflation

(5)  Bond in default

(6)  Company has filed for Chapter 11 bankruptcy protection.

(7)  See Note 3 for cost of investments on a tax basis.

(8)  Income may be received in cash or additional shares at the discretion of the issuer.

(9)  Denominated in United States dollars unless otherwise indicated.

(10)  See Note 2 for details of Joint Repurchase Agreements.

TIPS — Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	AUD	7,862,000	USD	7,179,893	12/15/10	$—	$(353,362)
	EUR	4,534,000	USD	5,779,490	12/15/10	—	(398,073)
	GBP	10,432,000	USD	16,098,349	12/15/10	—	(280,927)
						—	(1,032,362)
BNP Paribas SA	EUR	21,116,000	USD	26,809,296	12/15/10	—	(1,961,195)
Citibank N.A.	MXN	60,210,000	USD	4,604,091	12/15/10	—	(143,394)
JP Morgan Chase Bank N.A	SEK	48,115,000	USD	6,611,020	12/15/10	—	(513,529)
Net Unrealized Appreciation/(Depreciation)						$—	$(3,650,480)

AUD — Australian Dollar
EUR — Euro Dollar
GBP — Pound Sterling
MXN — Mexican Peso
SEK — Swedish Krona
USD — United States Dollar

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$119,700	$55,299	$174,999
Foreign Corporate Bonds & Notes	—	—	9,375	9,375
Foreign Government Agencies	—	19,781,093	—	19,781,093
Foreign Government Treasuries	—	53,015,539	—	53,015,539
U.S. Government Treasuries	—	90,292,831	—	90,292,831
Common Stock	2,149	—	134,878	137,027
Warrants	—	—	0	0
Repurchase Agreements	—	17,920,000	—	17,920,000
Total	$2,149	$181,129,163	$199,552	$181,330,864
LIABILITIES:
Other Financial Instruments+
Open Forward Foreign Currency Contracts - Depreciation	$—	$3,650,480	$—	$3,650,480

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 3/31/2010	$55,709	$0	$103,143	$—
Accrued discounts/premiums	464	—	—	—
Realized gain(loss)	(428,743)	—	—	—
Change in unrealized appreciation(depreciation)(1)	429,634	9,375	31,735	(1,765)
Net purchases(sales)	(1,765)	—	—	1,765
Transfers in and/or out of Level 3	—	—	—	—
Balance as of 9/30/2010	$55,299	$9,375	$134,878	$0

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$1,357	$9,375	$31,735	$(1,765)

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
U.S. Government Agencies	28.3%
Asset Backed Commercial Paper/Fully Supported	17.8
Banks-Foreign-U.S. Branch	17.6
Asset Backed Commercial Paper/Diversified	8.3
Asset Backed Commercial Paper/Auto	5.4
Diversified	4.6
Asset Backed Commercial Paper/Other	4.1
U.S. Government Treasuries	3.9
Asset Backed Commercial Paper/Hybrid	2.9
Asset Backed Commercial Paper/Credit Card	2.2
Asset Backed Commercial Paper/Trade Receivables	1.3
Municipal Bonds	1.1
Insurance	1.1
Food & Beverage	1.1
Other	0.5
Banks-Domestic	0.3
100.5%

Weighted average days to maturity — 50 days

Credit Quality#†
Government — Treasury	3.9%
Government — Agency	28.1
A-1+	36.3
A-1	31.2
D	0.0
Not rated@	0.5
100.0%

*  Calculated as a percentage of net assets

#  Calculated as a percentage of total debt issues, including short term securities.

†  Source: Standard and Poors

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 100.5%
Asset-Backed Commercial Paper — 42.0%
Amsterdam Funding Corp. 0.30% due 01/04/11*	$400,000	$399,652
Argento Variable Funding Co., LLC 0.32% due 11/23/10*	250,000	249,882
Argento Variable Funding Co., LLC 0.32% due 11/29/10*	500,000	499,738
Atlantis One Funding Corp. 0.44% due 10/01/10*	400,000	400,000
Atlantis One Funding Corp. 0.55% due 01/18/11*	1,000,000	999,330
Bryant Park Funding LLC 0.24% due 10/06/10*	400,000	399,987
Cancara Asset Securitisation LLC 0.30% due 12/08/10*	250,000	249,850
Cancara Asset Securitisation LLC 0.31% due 12/14/10*	400,000	399,736
Cancara Asset Securitisation LLC 0.33% due 12/02/10*	400,000	399,784
Cancara Asset Securitisation LLC 0.38% due 11/10/10*	700,000	699,704
Cancara Asset Securitisation LLC 0.50% due 10/18/10*	1,000,000	999,764
Chariot Funding LLC 0.40% due 10/13/10*	750,000	749,900
Clipper Receivables Co. LLC 0.45% due 10/05/10*	1,000,000	999,950
Clipper Receivables Co. LLC 0.45% due 10/08/10*	1,500,000	1,499,869
Fairway Finance LLC 0.38% due 10/12/10*	300,000	299,965
Falcon Asset Securitization Co. LLC 0.27% due 12/02/10*	400,000	399,840
Falcon Asset Securitization Co. LLC 0.33% due 02/17/11*	400,000	399,584
Falcon Asset Securitization Co. LLC 0.40% due 02/02/11*	250,000	249,773
FCAR Owner Trust 0.47% due 10/26/10	1,500,000	1,499,510
FCAR Owner Trust 0.50% due 10/01/10	2,000,000	2,000,000
FCAR Owner Trust 0.50% due 10/04/10	1,200,000	1,199,950
Gemini Securitization Corp. LLC 0.42% due 10/22/10*	500,000	499,877
Gotham Funding Corp. 0.30% due 11/30/10*	250,000	249,875
Gotham Funding Corp. 0.31% due 12/01/10*	300,000	299,838
Gotham Funding Corp. 0.32% due 11/10/10*	1,700,000	1,699,396
Grampian Funding LLC 0.32% due 12/06/10*	1,000,000	999,640
Grampian Funding LLC 0.43% due 11/02/10*	1,000,000	999,618
Jupiter Securitization Co. LLC 0.40% due 02/02/11*	250,000	249,690
Jupiter Securitization Co. LLC 0.48% due 01/21/11*	1,300,000	1,298,596

Security Description	Principal Amount	Value (Note 2)
Liberty Street Funding LLC 0.40% due 10/12/10*	$250,000	$249,969
LMA Americas LLC 0.33% due 10/25/10*	600,000	599,868
LMA Americas LLC 0.34% due 11/24/10*	250,000	249,872
LMA Americas LLC 0.36% due 11/24/10*	3,000,000	2,998,380
Manhattan Asset Funding Co. LLC 0.27% due 10/07/10*	1,000,000	999,955
Manhattan Asset Funding Co. LLC 0.27% due 10/18/10*	500,000	499,936
Manhattan Asset Funding Co. LLC 0.30% due 11/22/10*	400,000	399,827
MetLife Short Term Funding LLC 0.33% due 01/03/11*	400,000	399,724
MetLife Short Term Funding LLC 0.33% due 01/10/11*	250,000	249,810
MetLife Short Term Funding LLC 0.34% due 01/03/11*	250,000	249,828
MetLife Short Term Funding LLC 0.38% due 12/28/10*	400,000	399,744
MetLife Short Term Funding LLC 0.49% due 10/12/10*	400,000	399,940
MetLife Short Term Funding LLC 0.50% due 10/04/10*	1,500,000	1,499,937
Old Line Funding LLC 0.43% due 10/01/10*	250,000	250,000
Royal Park Investments Funding Corp. 0.27% due 10/07/10*	1,000,000	999,955
Royal Park Investments Funding Corp. 0.30% due 12/13/10*	250,000	249,853
Royal Park Investments Funding Corp. 0.32% due 12/29/10*	1,000,000	999,280
Royal Park Investments Funding Corp. 0.44% due 10/25/10*	250,000	249,927
Sheffield Receivables Corp. 0.30% due 01/03/11*	400,000	399,680
Sheffield Receivables Corp. 0.30% due 01/04/11*	2,000,000	1,998,360
Sheffield Receivables Corp. 0.31% due 01/05/11*	400,000	399,668
Sheffield Receivables Corp. 0.37% due 03/01/11*	650,000	648,979
Sheffield Receivables Corp. 0.37% due 03/02/11*	250,000	249,603
Thunder Bay Funding LLC 0.40% due 10/06/10*	837,000	836,953
Victory Receivables Corp. 0.30% due 01/05/11*	1,200,000	1,198,944
Windmill Funding I Corp. 0.32% due 01/04/11*	1,000,000	999,180
Total Asset-Backed Commercial Paper (cost $39,967,286)		39,969,470
Certificates of Deposit — 17.0%
Bank Of Nova Scotia 0.45% due 01/18/11	250,000	250,145
Barclays Bank PLC 0.37% due 03/28/11	1,000,000	999,650
Barclays Bank PLC 0.46% due 02/11/11	750,000	750,195

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Barclays Bank PLC 0.50% due 10/06/10	$1,500,000	$1,500,000
Barclays Bank PLC 0.50% due 10/12/10	1,000,000	1,000,000
BNP Paribas 0.43% due 03/07/11	1,000,000	1,000,000
BNP Paribas 0.43% due 03/14/11	500,000	500,000
BNP Paribas 0.43% due 03/21/11	1,500,000	1,500,000
BNP Paribas 0.44% due 03/14/11	750,000	750,037
Credit Agricole Corporate and Investment Bank 0.52% due 10/25/10	250,000	250,000
Credit Industriel et Commercial 0.48% due 11/05/10	700,000	700,000
Nordea Bank Finland PLC 0.47% due 01/28/11	250,000	250,118
Nordea Bank Finland PLC 0.54% due 01/10/11	1,000,000	1,000,590
Rabobank Nederland NV 0.41% due 02/04/11	1,000,000	1,000,320
Rabobank Nederland NV 0.57% due 01/10/11	1,000,000	1,000,820
Royal Bank of Canada 0.31% due 03/07/11	250,000	250,065
Royal Bank of Scotland PLC 0.28% due 12/13/10	1,000,000	1,000,000
Royal Bank of Scotland PLC 0.28% due 12/17/10	1,500,000	1,500,000
Svenska Handelsbanken AB 0.48% due 12/09/10	250,000	250,093
UBS AG 0.45% due 10/20/10	400,000	400,000
UBS AG 0.47% due 10/18/10	1,000,000	1,000,000
US Bank NA 0.25% due 11/29/10	250,000	250,000
Total Certificates of Deposit (cost $17,100,047)		17,102,033
Commercial Paper — 6.7%
General Electric Capital Corp. 0.31% due 03/01/11	600,000	599,382
General Electric Capital Corp. 0.37% due 10/07/10	1,000,000	999,938
General Electric Capital Corp. 0.43% due 01/18/11	250,000	249,833
General Electric Capital Corp. 0.50% due 01/18/11	500,000	499,665
New York Life CAP Corp. 0.25% due 10/27/10*	1,000,000	999,819
The Coca-Cola Co. 0.37% due 01/03/11*	1,000,000	999,360
The Proctor & Gamble Co. 0.23% due 11/09/10*	2,000,000	1,999,502
Total Commercial Paper (cost $6,346,431)		6,347,499

Security Description	Principal Amount	Value (Note 2)
U.S. Corporate Notes — 0.5%
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(3) (4)(5)(6)	$394,530	$6,668
Cheyne Finance LLC 4.83% due 01/25/08*(1)(2)(3) (4)(5)(6)	592,098	10,006
Issuer Entity LLC 0.38% due 10/28/10(1)(2)(3)(7)	1,843,037	451,728
Total U.S. Corporate Notes (cost $1,868,308)		468,402
U.S. Municipal Bonds & Notes — 1.1%
Iowa Finance Authority Single Family Mtg. Revenue Bonds 0.26% due 07/01/37 VRB(8)	830,000	830,000
State of Texas General Obligation Bonds 0.25% due 12/01/29 VRB(8)	250,000	250,000
Total U.S. Municipal Bonds & Notes (cost $1,080,000)		1,080,000
U.S. Government Agencies — 28.3%
Federal Home Loan Bank 0.01% due 10/01/10	14,946,000	14,946,000
0.16% due 10/06/10	4,000,000	3,999,911
0.21% due 02/11/11	1,000,000	999,410
Federal Home Loan Mtg. Corp. 0.17% due 10/06/10	4,000,000	3,999,908
0.21% due 10/13/10	200,000	199,986
0.25% due 01/18/11	250,000	249,888
0.25% due 01/31/11	1,000,000	999,490
0.30% due 11/23/10	1,000,000	999,558
Federal National Mtg. Assoc. 0.21% due 02/23/11	250,000	249,840
0.25% due 01/19/11	250,000	249,885
Total U.S. Government Agencies (cost $26,893,167)		26,893,876
U.S. Government Treasuries — 3.9%
United States Treasury Bills 0.19% due 02/24/11	500,000	499,695
0.21% due 01/06/11	1,000,000	999,640
0.22% due 12/30/10	1,000,000	999,610
0.27% due 10/07/10	600,000	599,974
United States Treasury Notes 0.88% due 02/28/11	200,000	200,562
1.25% due 11/30/10	250,000	250,407
4.50% due 02/28/11	200,000	203,570
Total U.S. Government Treasuries (cost $3,753,008)		3,753,458
Total Short-Term Investment Securities — 100.5% (cost $97,008,247)		95,614,738
TOTAL INVESTMENTS (cost $97,008,247)(9)	100.5%	95,614,738
Liabilities in excess of other assets	(0.5)	(515,509)
NET ASSETS	100.0%	$95,099,229

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The Portfolio has no right to demand registration of these securities. At September 30, 2010, the aggregate value of these securities was $39,278,697 representing 41.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At September 30, 2010, the aggregate value of these securities was $468,402 representing 0.5% of net assets.

(3)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2010.

(4)  Security in default

(5)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of September 30, 2010, represents the Notes' residual value that may be distributed to the Portfolio.

(7)  The secured liquidity notes ("SLNs") issued by the Ottimo Funding Ltd. ("Ottimo") and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the "New Notes") issued by a new entity, Issuer Entity, LLC ("Issuer Entity"), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issue of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 28, 2010 but were extended to October 27, 2011 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(8)  The security's effective maturity date is less than one year.

(9)  See Note 3 for cost of investments on a tax basis.

VRB — Variable Rate Bond

The rates shown on VRB are the current interest rates at September 30, 2010. The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$39,969,470	$—	$39,969,470
Certificates of Deposit	—	17,102,033	—	17,102,033
Commercial Paper	—	6,347,499	—	6,347,499
U.S. Corporate Notes	—	—	468,402	468,402
Municipal Bonds & Notes	—	1,080,000	—	1,080,000
U.S. Government Agencies	—	26,893,876	—	26,893,876
U.S. Government Treasuries	—	3,753,458	—	3,753,458
Total	$—	$95,146,336	$468,402	$95,614,738

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate Notes
Balance as of 3/31/2010	$510,767
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	36,512
Net purchases(sales)	(78,877)
Transfers in and/or out of Level 3	—
Balance as of 9/30/2010	$468,402

(1)  The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at September 30, 2010 includes:

U.S. Corporate Notes
$36,512

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Computers	12.0%
Retail-Restaurants	7.3
E-Commerce/Services	6.2
E-Commerce/Products	5.8
Multimedia	5.3
Medical-Biomedical/Gene	4.5
Internet Content-Information/News	3.8
Web Portals/ISP	3.7
Repurchase Agreements	3.6
Electric Products-Misc.	3.5
Cable/Satellite TV	3.4
Transport-Rail	3.3
Diversified Minerals	3.3
Casino Hotels	3.2
Oil Companies-Exploration & Production	3.1
Exchange Traded Funds	3.1
Electronic Components-Semiconductors	3.0
Printing-Commercial	3.0
Engines-Internal Combustion	2.9
Metal-Diversified	2.6
Retail-Apparel/Shoe	2.4
Wireless Equipment	2.4
Auto/Truck Parts & Equipment-Original	2.3
Commercial Services	2.2
Finance-Other Services	1.7
Investment Management/Advisor Services	1.6
U.S. Government Agencies	1.6
100.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 92.5%
Auto/Truck Parts & Equipment-Original — 2.3%
Lear Corp.†	24,240	$1,913,263
Cable/Satellite TV — 3.4%
DIRECTV, Class A†	66,974	2,788,128
Casino Hotels — 3.2%
Wynn Resorts, Ltd.	29,906	2,594,944
Commercial Services — 2.2%
Iron Mountain, Inc.	80,954	1,808,512
Computers — 12.0%
Apple, Inc.†	34,581	9,812,359
Diversified Minerals — 3.3%
BHP Billiton PLC ADR	42,009	2,685,215
E-Commerce/Products — 5.8%
Amazon.com, Inc.†	18,565	2,915,819
MercadoLibre, Inc.†	24,700	1,782,846
		4,698,665
E-Commerce/Services — 6.2%
eBay, Inc.†	86,081	2,100,376
priceline.com, Inc.†	8,587	2,991,196
		5,091,572
Electric Products-Misc. — 3.5%
AMETEK, Inc.	59,400	2,837,538
Electronic Components-Semiconductors — 3.0%
Avago Technologies, Ltd.†	110,184	2,480,242
Engines-Internal Combustion — 2.9%
Cummins, Inc.	25,869	2,343,214
Finance-Other Services — 1.7%
CME Group, Inc.	5,215	1,358,247
Internet Content-Information/News — 3.8%
Baidu, Inc. ADR†	30,054	3,084,141
Investment Management/Advisor Services — 1.6%
Invesco, Ltd.	63,200	1,341,736
Medical-Biomedical/Gene — 4.5%
Celgene Corp.†	63,303	3,646,886
Metal-Diversified — 2.6%
Ivanhoe Mines, Ltd.†	89,245	2,089,225
Multimedia — 5.3%
News Corp., Class A	106,515	1,391,086
Viacom, Inc., Class B	80,200	2,902,438
		4,293,524
Oil Companies-Exploration & Production — 3.1%
Anadarko Petroleum Corp.	44,829	2,557,494
Printing-Commercial — 3.0%
VistaPrint NV†	63,885	2,469,155
Retail-Apparel/Shoe — 2.4%
Limited Brands, Inc.	73,120	1,958,154
Retail-Restaurants — 7.3%
Chipotle Mexican Grill, Inc.†	21,825	3,753,900
McDonald's Corp.	29,094	2,167,794
		5,921,694
Transport-Rail — 3.3%
Union Pacific Corp.	33,400	2,732,120

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 3.7%
Google, Inc., Class A†	5,700	$2,997,003
Wireless Equipment — 2.4%
Crown Castle International Corp.†	44,040	1,944,366
Total Common Stock (cost $56,973,945)		75,447,397
EXCHANGE-TRADED FUNDS — 3.1%
iShares Russell 1000 Growth Index Fund	24,000	1,232,880
iShares Russell 2000 Index Fund	18,600	1,254,942
Total Exchange-Traded Funds (cost $2,385,639)		2,487,822
Total Long-Term Investment Securities (cost $59,359,584)		77,935,219
SHORT-TERM INVESTMENT SECURITIES — 1.6%
U.S. Government Agencies — 1.6%
Federal Home Loan Bank Disc. Notes 0.01% due 10/01/10 (cost $1,300,000)	$1,300,000	1,300,000
REPURCHASE AGREEMENTS — 3.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/10, to be repurchased 10/01/10 in the amount of $917,000 and collateralized by $895,000 of United States Treasury Notes, bearing interest at 2.13%, due 05/31/15 and having an approximate value of $939,482	917,000	917,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	2,046,000	2,046,000
Total Repurchase Agreements (cost $2,963,000)		2,963,000
TOTAL INVESTMENTS (cost $63,622,584)(2)	100.8%	82,198,219
Liabilities in excess of other assets	(0.8)	(686,363)
NET ASSETS	100.0%	$81,511,856

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$9,812,359	$—	$—	$9,812,359
E-Commerce/Products	4,698,665	—	—	4,698,665
E-Commerce/Services	5,091,572	—	—	5,091,572
Multimedia	4,293,524	—	—	4,293,524
Retail - Restaurants	5,921,694	—	—	5,921,694
Other Industries*	45,629,583	—	—	45,629,583
Exchange Traded Funds	2,487,822	—	—	2,487,822
Short-Term Investment Securities:
U.S. Government Agencies	—	1,300,000	—	1,300,000
Repurchase Agreements	—	2,963,000	—	2,963,000
Total	$77,935,219	$4,263,000	$—	$82,198,219

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Time Deposits	15.0%
Applications Software	10.5
Wireless Equipment	6.7
Web Portals/ISP	6.6
Internet Content-Information/News	6.3
Computers-Integrated Systems	6.0
E-Commerce/Services	5.3
E-Commerce/Products	4.6
Internet Infrastructure Software	3.9
Computers	3.6
Consulting Services	3.5
Web Hosting/Design	3.4
Cellular Telecom	3.4
Computers-Memory Devices	3.2
Software Tools	3.1
Commercial Services-Finance	2.9
Computer Aided Design	2.6
Electronic Components-Semiconductors	2.4
Electronic Forms	2.3
Enterprise Software/Service	2.1
Energy-Alternate Sources	2.1
Finance-Investment Banker/Broker	1.4
100.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 85.9%
Applications Software — 10.5%
Citrix Systems, Inc.†	18,170	$1,239,921
Microsoft Corp.	33,500	820,415
Salesforce.com, Inc.†	11,685	1,306,383
		3,366,719
Cellular Telecom — 3.4%
NII Holdings, Inc.†	26,650	1,095,315
Commercial Services-Finance — 2.9%
Visa, Inc., Class A	12,350	917,111
Computer Aided Design — 2.6%
ANSYS, Inc.†	20,100	849,225
Computers — 3.6%
Apple, Inc.†	4,100	1,163,375
Computers-Integrated Systems — 6.0%
Riverbed Technology, Inc.†	42,495	1,936,922
Computers-Memory Devices — 3.2%
EMC Corp.†	50,000	1,015,500
Consulting Services — 3.5%
Gartner, Inc.†	38,500	1,133,440
E-Commerce/Products — 4.6%
Amazon.com, Inc.†	9,490	1,490,499
E-Commerce/Services — 5.3%
Netflix, Inc.†	10,400	1,686,464
Electronic Components-Semiconductors — 2.4%
Broadcom Corp., Class A	21,800	771,502
Electronic Forms — 2.3%
Adobe Systems, Inc.†	27,700	724,355
Energy-Alternate Sources — 2.1%
First Solar, Inc.†	4,605	678,547
Enterprise Software/Service — 2.1%
Oracle Corp.	25,700	690,045
Finance-Investment Banker/Broker — 1.4%
The Charles Schwab Corp.	32,400	450,360

Security Description	Shares/ Principal Amount	Value (Note 2)
Internet Content-Information/News — 6.3%
Baidu, Inc. ADR†	9,830	$1,008,755
WebMD Health Corp.†	20,200	1,007,374
		2,016,129
Internet Infrastructure Software — 3.9%
F5 Networks, Inc.†	11,945	1,240,010
Software Tools — 3.1%
VMware, Inc. Class A†	11,555	981,482
Web Hosting/Design — 3.4%
Equinix, Inc.†	10,735	1,098,727
Web Portals/ISP — 6.6%
AOL, Inc.†	36,000	891,000
Google, Inc., Class A†	2,300	1,209,317
		2,100,317
Wireless Equipment — 6.7%
QUALCOMM, Inc.	21,000	947,520
SBA Communications Corp., Class A†	29,500	1,188,850
		2,136,370
Total Long-Term Investment Securities (cost $18,793,612)		27,542,414
SHORT-TERM INVESTMENT SECURITIES — 15.0%
Time Deposits — 15.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/10 (cost $4,797,000)	$4,797,000	4,797,000
TOTAL INVESTMENTS (cost $23,590,612)(1)	100.9%	32,339,414
Liabilities in excess of other assets	(0.9)	(291,747)
NET ASSETS	100.0%	$32,047,667

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Application Software	$3,366,719	$—	$—	$3,366,719
Computers-Integrated Systems	1,936,922	—	—	1,936,922
E-Commerce/Services	1,686,464	—	—	1,686,464
Internet Content-Information/News	2,016,129	—	—	2,016,129
Web Portals/ISP	2,100,317	—	—	2,100,317
Wireless Equipment	2,136,370	—	—	2,136,370
Other Industries*	14,299,493	—	—	14,299,493
Short-Term Investment Securities:
Time Deposits	—	4,797,000	—	4,797,000
Total	$27,542,414	$4,797,000	$—	$32,339,414

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Diversified Manufacturing Operations	8.3%
Oil Companies-Integrated	7.5
Computers	7.0
Oil & Gas Drilling	6.1
Insurance-Multi-line	4.8
E-Commerce/Products	4.4
E-Commerce/Services	4.2
Internet Content-Information/News	4.0
Investment Companies	4.0
Oil Companies-Exploration & Production	3.6
Cable/Satellite TV	3.5
Retail-Apparel/Shoe	3.5
Diversified Minerals	3.5
Insurance Brokers	3.4
Casino Hotels	3.4
Banks-Super Regional	3.4
Medical Products	3.4
Applications Software	3.3
Retail-Restaurants	3.2
Web Portals/ISP	3.1
Telephone-Integrated	3.1
Electric-Integrated	2.9
Diversified Banking Institutions	2.9
Engines-Internal Combustion	2.2
Time Deposits	1.7
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 98.7%
Applications Software — 3.3%
Microsoft Corp.	50,000	$1,224,500
Banks-Super Regional — 3.4%
US Bancorp	57,800	1,249,636
Cable/Satellite TV — 3.5%
DIRECTV, Class A†	31,423	1,308,140
Casino Hotels — 3.4%
Wynn Resorts, Ltd.	14,421	1,251,310
Computers — 7.0%
Apple, Inc.†	4,860	1,379,025
Dell, Inc.†	93,700	1,214,352
		2,593,377
Diversified Banking Institutions — 2.9%
Bank of America Corp.	40,000	524,400
Citigroup, Inc.†	140,000	546,000
		1,070,400
Diversified Manufacturing Operations — 8.3%
General Electric Co.	100,000	1,625,000
Trinity Industries, Inc.	65,600	1,460,912
		3,085,912
Diversified Minerals — 3.5%
BHP Billiton PLC ADR	20,344	1,300,388
E-Commerce/Products — 4.4%
Amazon.com, Inc.†	10,425	1,637,351
E-Commerce/Services — 4.2%
priceline.com, Inc.†	4,442	1,547,326
Electric-Integrated — 2.9%
NextEra Energy, Inc.	20,000	1,087,800
Engines-Internal Combustion — 2.2%
Cummins, Inc.	9,107	824,912
Insurance Brokers — 3.4%
Willis Group Holdings PLC	40,800	1,257,456
Insurance-Multi-line — 4.8%
Hartford Financial Services Group, Inc.	39,600	908,820
ING Groep NV ADR†	84,500	869,505
		1,778,325
Internet Content-Information/News — 4.0%
Baidu, Inc. ADR†	14,583	1,496,507

Security Description	Shares/ Principal Amount	Value (Note 2)
Investment Companies — 4.0%
KKR Financial Holdings, LLC	169,300	$1,486,454
Medical Products — 3.4%
Johnson & Johnson	20,000	1,239,200
Oil & Gas Drilling — 6.1%
Helmerich & Payne, Inc.	29,300	1,185,478
Patterson-UTI Energy, Inc.	62,200	1,062,376
		2,247,854
Oil Companies-Exploration & Production — 3.6%
Anadarko Petroleum Corp.	23,199	1,323,503
Oil Companies-Integrated — 7.5%
Chevron Corp.	20,000	1,621,000
ConocoPhillips	20,000	1,148,600
		2,769,600
Retail-Apparel/Shoe — 3.5%
The Gap, Inc.	70,000	1,304,800
Retail-Restaurants — 3.2%
McDonald's Corp.	15,976	1,190,372
Telephone-Integrated — 3.1%
AT&T, Inc.	40,000	1,144,000
Web Portals/ISP — 3.1%
Google, Inc., Class A†	2,200	1,156,738
Total Long-Term Investment Securities (cost $31,501,245)		36,575,861
SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 10/01/10 (cost $617,000)	$617,000	617,000
TOTAL INVESTMENTS (cost $32,118,245)(1)	100.4%	37,192,861
Liabilities in excess of other assets	(0.4)	(145,776)
NET ASSETS	100.0%	$37,047,085

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Computers	$2,593,377	$—	$—	$2,593,377
Diversified Manufacturing Operations	3,085,912	—	—	3,085,912
Oil & Gas Drilling	2,247,854	—	—	2,247,854
Oil Companies - Integrated	2,769,600	—	—	2,769,600
Other Industries*	25,879,118	—	—	25,879,118
Short-Term Investment Securities:
Time Deposits	—	617,000	—	617,000
Total	$36,575,861	$617,000	$—	$37,192,861

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Real Estate Operations & Development	13.7%
Oil Companies-Exploration & Production	8.0
Insurance-Multi-line	6.4
Repurchase Agreements	5.2
Telecom Equipment-Fiber Optics	4.7
Banks-Super Regional	4.5
Banks-Fiduciary	3.7
Steel-Producers	3.7
Retail-Apparel/Shoe	3.7
Computer Services	3.6
Oil-Field Services	3.6
Multimedia	3.4
Applications Software	3.4
Advertising Agencies	3.4
Wireless Equipment	3.1
Retail-Major Department Stores	3.0
Tobacco	2.9
Diversified Banking Institutions	2.7
Medical-Drugs	2.7
Transport-Marine	2.6
Electronic Components-Misc.	2.4
Insurance-Reinsurance	2.0
Oil Companies-Integrated	1.8
Finance-Investment Banker/Broker	1.6
Telephone-Integrated	1.3
Publishing-Newspapers	1.0
Retail-Building Products	1.0
99.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK — 93.9%
Advertising Agencies — 3.4%
Omnicom Group, Inc.	70,860	$2,797,553
Applications Software — 3.4%
Microsoft Corp.	115,445	2,827,248
Banks-Fiduciary — 3.7%
The Bank of New York Mellon Corp.	119,213	3,115,036
Banks-Super Regional — 4.5%
Wells Fargo & Co.	150,000	3,769,500
Computer Services — 3.6%
International Business Machines Corp.	22,310	2,992,663
Diversified Banking Institutions — 2.7%
The Goldman Sachs Group, Inc.	15,690	2,268,460
Electronic Components-Misc. — 2.4%
AVX Corp.	145,931	2,016,766
Finance-Investment Banker/Broker — 1.6%
The Charles Schwab Corp.	93,900	1,305,210
Insurance-Multi-line — 6.4%
Loews Corp.	140,000	5,306,000
Insurance-Reinsurance — 2.0%
Berkshire Hathaway, Inc., Class B†	20,000	1,653,600
Medical-Drugs — 2.7%
Pfizer, Inc.	131,110	2,251,159
Multimedia — 3.4%
The McGraw-Hill Cos., Inc.	86,510	2,860,021
Oil Companies-Exploration & Production — 8.0%
Devon Energy Corp.	75,000	4,855,500
EnCana Corp.	61,000	1,844,030
		6,699,530
Oil Companies-Integrated — 1.8%
Cenovus Energy, Inc.	53,500	1,539,195
Oil-Field Services — 3.6%
Baker Hughes, Inc.	69,570	2,963,682
Publishing-Newspapers — 1.0%
The Washington Post Co., Class B	2,100	838,761
Real Estate Operations & Development — 13.7%
Cheung Kong Holdings, Ltd.	197,000	2,983,367
Hang Lung Group, Ltd.	494,000	3,224,846
Henderson Land Development Co., Ltd.	498,000	3,546,209
Wheelock & Co., Ltd.	499,000	1,662,508
		11,416,930
Retail-Apparel/Shoe — 3.7%
The Gap, Inc.	165,000	3,075,600
Retail-Building Products — 1.0%
Home Depot, Inc.	25,600	811,008
Retail-Major Department Stores — 3.0%
Sears Holdings Corp.†	35,000	2,524,900
Steel-Producers — 3.7%
POSCO ADR	27,170	3,096,836
Telecom Equipment-Fiber Optics — 4.7%
Sycamore Networks, Inc.	122,283	3,963,192

Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated — 1.3%
Telephone & Data Systems, Inc.	38,000	$1,077,300
Tobacco — 2.9%
Philip Morris International, Inc.	42,790	2,397,096
Transport-Marine — 2.6%
Teekay Corp.	80,000	2,138,400
Wireless Equipment — 3.1%
QUALCOMM, Inc.	56,865	2,565,749
Total Common Stock (cost $66,757,779)		78,271,395
WARRANTS† — 0.0%
Real Estate Operations & Development — 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (Strike price HKD 58.00) (Cost $0)	98,200	28,098
Total Long-Term Investment Securities (cost $66,757,779)		78,299,493
REPURCHASE AGREEMENT — 5.2%
Repurchase Agreement — 5.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/10 to be repurchased 10/01/10 in the amount of $4,370,001 and collateralized by $4,255,000 of United States Treasury bills, bearing interest at 2.13% due 05/31/15 and having an approximate value of $4,466,474 (cost $4,370,000)	$4,370,000	4,370,000
TOTAL INVESTMENTS (cost $71,127,779)(1)	99.1%	82,669,493
Other assets less liabilities	0.9	735,875
NET ASSETS	100.0%	$83,405,368

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
Insurance-Multi-line	$5,306,000	$—	$—	$5,306,000
Oil Companies-Exploration & Production	6,699,530	—	—	6,699,530
Real Estate Operations & Development	11,416,930	—	—	11,416,930
Other Industries*	54,848,935	—	—	54,848,935
Warrants	28,098	—	—	28,098
Repurchase Agreements	—	4,370,000	—	4,370,000
Total	$78,299,493	$4,370,000	$—	$82,669,493

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	68.6%
International Equity Investment Companies	24.7
Fixed Income Investment Companies	7.1
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.4%
Domestic Equity Investment Companies — 68.6%
Seasons Series Trust Focus Growth Portfolio, Class 3†	525,218	$4,423,389
Seasons Series Trust Focus Value Portfolio, Class 3	373,561	4,396,693
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	2,708,992	23,700,840
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,485,401	25,092,478
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	316,641	3,205,535
Seasons Series Trust Mid Cap Value Portfolio, Class 3	580,513	6,957,396
Seasons Series Trust Small Cap Portfolio, Class 3†	2,148,317	16,890,194
Total Domestic Equity Investment Companies (cost $86,591,044)		84,666,525
Fixed Income Investment Companies — 7.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	592,492	7,004,640
Seasons Series Trust Real Return Portfolio, Class 3	179,908	1,749,173
Total Fixed Income Investment Companies (cost $8,623,513)		8,753,813
International Equity Investment Companies — 24.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost$40,623,560)	4,074,576	30,417,582
TOTAL INVESTMENTS (cost $135,838,117)(1)	100.4%	123,837,920
Liabilities in excess of other assets	(0.4)	(460,553)
NET ASSETS	100.0%	$123,377,367

#  See Note 8

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$84,666,525	$—	$—	$84,666,525
Fixed Income Investment Companies	8,753,813	—	—	8,753,813
International Equity Investment Companies	30,417,582	—	—	30,417,582
Total	$123,837,920	$—	$—	$123,837,920

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	55.6%
Fixed Income Investment Companies	25.5
International Equity Investment Companies	18.7
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 55.6%
Seasons Series Trust Focus Growth Portfolio, Class 3†	1,762,806	$14,846,350
Seasons Series Trust Focus Value Portfolio, Class 3	1,245,438	14,658,394
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	10,507,210	91,927,085
Seasons Series Trust Large Cap Value Portfolio, Class 3	10,156,041	102,534,845
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	1,127,212	11,411,400
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,320,294	27,808,519
Seasons Series Trust Small Cap Portfolio, Class 3†	7,436,828	58,468,781
Total Domestic Equity Investment Companies (cost $322,142,710)		321,655,374
Fixed Income Investment Companies — 25.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,062,650	118,964,035
Seasons Series Trust Real Return Portfolio, Class 3	2,930,875	28,495,733
Total Fixed Income Investment Companies (cost ($138,748,872)		147,459,768
International Equity Investment Companies — 18.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $133,217,178)	14,494,854	108,207,190
TOTAL INVESTMENTS (cost $594,108,760)(1)	99.8%	577,322,332
Other assets less liabilities	0.2	1,318,578
NET ASSETS	100.0%	$578,640,910

#  See Note 8

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$321,655,374	$—	$—	$321,655,374
Fixed Income Investment Companies	147,459,768	—	—	147,459,768
International Equity Investment Companies	108,207,190	—	—	108,207,190
Total	$577,322,332	$—	$—	$577,322,332

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	49.1%
Fixed Income Investment Companies	35.2
International Equity Investment Companies	15.6
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 49.1%
Seasons Series Trust Focus Growth Portfolio, Class 3†	830,756	$6,996,628
Seasons Series Trust Focus Value Portfolio, Class 3	469,437	5,525,119
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	4,554,852	39,850,184
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,595,986	46,400,827
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	338,929	3,431,170
Seasons Series Trust Mid Cap Value Portfolio, Class 3	956,558	11,464,267
Seasons Series Trust Small Cap Portfolio, Class 3†	2,489,454	19,572,232
Total Domestic Equity Investment Companies (cost $127,545,088)		133,240,427
Fixed Income Investment Companies — 35.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,829,238	68,915,215
Seasons Series Trust Real Return Portfolio, Class 3	2,725,671	26,500,619
Total Fixed Income Investment Companies (cost $89,899,715)		95,415,834
International Equity Investment Companies — 15.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $49,657,765)	5,674,942	42,364,654
TOTAL INVESTMENTS (cost $267,102,568)(1)	99.9%	271,020,915
Other assets less liabilities	0.1	157,450
NET ASSETS	100.0%	$271,178,365

#  See Note 8

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$133,240,427	$—	$—	$133,240,427
Fixed Income Investment Companies	95,415,834	—	—	95,415,834
International Equity Investment Companies	42,364,654	—	—	42,364,654
Total	$271,020,915	$—	$—	$271,020,915

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2010 (unaudited)

Industry Allocation*
Fixed Income Investment Companies	49.8%
Domestic Equity Investment Companies	38.7
International Equity Investment Companies	11.0
99.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2010 (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.5%
Domestic Equity Investment Companies — 38.7%
Seasons Series Trust Focus Growth Portfolio, Class 3†	377,552	$3,179,740
Seasons Series Trust Focus Value Portfolio, Class 3	357,404	4,206,528
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	2,797,744	24,477,334
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,987,307	30,159,690
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	219,681	2,223,957
Seasons Series Trust Mid Cap Value Portfolio, Class 3	699,242	8,380,359
Seasons Series Trust Small Cap Portfolio, Class 3†	1,009,132	7,933,854
Total Domestic Equity Investment Companies (cost $73,771,146)		80,561,462
Fixed Income Investment Companies — 49.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	6,162,767	72,858,309
Seasons Series Trust Real Return Portfolio, Class 3	3,178,946	30,907,629
Total Fixed Income Investment Companies (cost $98,155,866)		103,765,938
International Equity Investment Companies — 11.0%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $23,370,730)	3,066,655	22,893,234
TOTAL INVESTMENTS (cost $195,297,742)(1)	99.5%	207,220,634
Other assets less liabilities	0.5	1,008,546
NET ASSETS	100.0%	$208,229,180

#  See Note 8

†  Non-income producing security

(1)  See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$80,561,462	$—	$—	$80,561,462
Fixed Income Investment Companies	103,765,938	—	—	103,765,938
International Equity Investment Companies	22,893,234	—	—	22,893,234
Total	$207,220,634	$—	$—	$207,220,634

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2010 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
ASSETS:
Investments at value (unaffiliated)*	$80,926,032	$160,829,116	$116,159,925	$104,604,907	$207,496,610	$170,159,024
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	4,618,000	6,695,000	14,719,000	14,925,000	5,702,000	—
Total investments	85,544,032	167,524,116	130,878,925	119,529,907	213,198,610	170,159,024
Cash	15,342	25,423	37,393	—	174,995	15,955
Foreign cash*	264,230	340,754	167,465	58,959	200,153	6,632
Due from broker	—	—	170,000	—	—	—
Receivable for:
Fund shares sold	49,883	437,129	70,314	140,017	313,938	244,472
Dividends and interest	214,660	591,976	674,880	684,820	876,100	95,331
Investments sold	2,384,718	5,432,445	2,784,579	3,619,333	2,104,031	1,512,489
Prepaid expenses and other assets	3,010	3,344	2,528	2,505	4,269	2,987
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	17,301	—
Unrealized appreciation on forward foreign currency contracts	23,993	83,497	95,504	114,739	567,809	—
Variation margin on futures contracts	2,901	6,445	13,694	15,407	107,142	—
Unrealized appreciation on swap contracts	—	—	—	—	1,206,796	—
Total assets	88,502,769	174,445,129	134,895,282	124,165,687	218,771,144	172,036,890
LIABILITIES:
Payable for:
Fund shares redeemed	299,273	187,918	77,047	98,751	311,222	270,675
Investments purchased	6,235,996	17,544,079	14,368,996	17,585,499	3,914,466	1,149,178
Interest on swap contracts	—	—	—	—	10,671	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	58,433	106,811	79,063	66,506	147,062	116,372
Service fees — Class 2	3,883	9,383	7,996	7,098	13,002	10,130
Service fees — Class 3	7,046	12,176	8,142	6,859	15,866	12,749
Trustees' fees and expenses	1,753	3,291	2,364	1,766	4,213	3,488
Other accrued expenses	73,801	85,612	75,132	71,348	154,494	57,320
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	7,675	—	—
Unrealized depreciation on forward foreign currency contracts	21,438	74,118	84,387	99,708	886,833	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	6,701,623	18,023,388	14,703,127	17,945,210	5,457,829	1,619,912
NET ASSETS	$81,801,146	$156,421,741	$120,192,155	$106,220,477	$213,313,315	$170,416,978
* Cost
Investment securities (unaffiliated)	$69,978,666	$144,681,320	$105,916,453	$97,724,086	$196,134,926	$136,523,498
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$261,525	$337,369	$165,750	$58,359	$199,140	$6,625

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2010 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
NET ASSETS REPRESENTED BY:
Capital paid-in	$86,568,351	$144,266,556	$108,211,597	$95,351,898	$245,201,342	$167,656,395
Accumulated undistributed net investment income (loss)	784,020	3,606,034	5,137,308	4,181,820	7,560,538	(316,930)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(16,507,717)	(7,559,592)	(3,443,646)	(229,166)	(52,070,231)	(30,558,865)
Unrealized appreciation (depreciation) on investments	10,947,366	16,147,796	10,243,472	6,880,821	11,361,684	33,635,526
Unrealized appreciation (depreciation) on futures contracts and written options contracts and swap contracts	(885)	(62,620)	19,145	5,046	2,054,152	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	10,011	23,567	24,279	30,058	(794,170)	852
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$81,801,146	$156,421,741	$120,192,155	$106,220,477	$213,313,315	$170,416,978
Class 1 (unlimited shares authorized):
Net assets	$14,493,793	$17,750,367	$14,473,627	$14,298,576	$28,168,169	$22,854,272
Shares of beneficial interest issued and outstanding	1,012,809	1,334,340	1,171,111	1,134,430	3,055,492	1,706,217
Net asset value, offering and redemption price per share	$14.31	$13.30	$12.36	$12.60	$9.22	$13.39
Class 2 (unlimited shares authorized):
Net assets	$32,140,956	$77,445,996	$65,600,671	$58,257,485	$106,606,337	$83,845,874
Shares of beneficial interest issued and outstanding	2,251,934	5,840,437	5,324,675	4,636,322	11,588,567	6,311,172
Net asset value, offering and redemption price per share	$14.27	$13.26	$12.32	$12.57	$9.20	$13.29
Class 3 (unlimited shares authorized):
Net assets	$35,166,397	$61,225,378	$40,117,857	$33,664,416	$78,538,809	$63,716,832
Shares of beneficial interest issued and outstanding	2,468,492	4,625,422	3,262,671	2,683,996	8,552,988	4,817,377
Net asset value, offering and redemption price per share	$14.25	$13.24	$12.30	$12.54	$9.18	$13.23

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2010 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
ASSETS:
Investments at value (unaffiliated)*	$257,763,950	$22,061,095	$287,236,002	$89,039,936	$134,664,105	$164,630,497
Investments at value (affiliated)*	—	3,675	89,578	—	110,497	—
Repurchase agreements (cost approximates value)	917,000	—	1,560,000	2,175,000	3,116,000	7,074,000
Total investments	258,680,950	22,064,770	288,885,580	91,214,936	137,890,602	171,704,497
Cash	20,200	2,530	9,820	1,559	2,650	901
Foreign cash*	635,893	893	—	511	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	69,106	13,351	179,207	1,994,751	42,822	203,226
Dividends and interest	240,414	21,678	390,654	43,300	184,703	118,365
Investments sold	1,855,388	—	1,007,194	486,030	445,114	668,657
Prepaid expenses and other assets	3,079	2,517	2,612	2,546	2,893	3,980
Due from investment adviser for expense reimbursements/fee waivers	—	4,831	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	15,295	—	—
Variation margin on futures contracts	—	—	—	200	200	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	261,505,030	22,110,570	290,475,067	93,759,128	138,568,984	172,699,626
LIABILITIES:
Payable for:
Fund shares redeemed	1,679,919	63,478	351,230	210,572	1,737,971	4,674,034
Investments purchased	730,255	—	1,409,712	316,545	343,875	1,851,044
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	166,069	14,212	185,038	61,615	93,574	115,085
Service fees — Class 2	5,270	1,462	5,795	4,519	5,254	3,875
Service fees — Class 3	42,368	1,810	47,494	9,618	17,875	26,853
Trustees' fees and expenses	4,892	451	5,901	1,908	2,679	3,641
Other accrued expenses	77,493	43,372	88,748	64,736	73,032	84,982
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	1,900	—	1,500	—	—	4,760
Due to custodian	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	34,196	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	2,708,166	124,785	2,095,418	703,709	2,274,260	6,764,274
NET ASSETS	$258,796,864	$21,985,785	$288,379,649	$93,055,419	$136,294,724	$165,935,352
* Cost
Investment securities (unaffiliated)	$220,968,511	$20,193,673	$294,171,627	$79,461,225	$124,582,505	$149,822,838
Investment securities (affiliated)	$—	$68,903	$726,613	$—	$89,203	$—
Foreign cash	$629,548	$876	$—	$497	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2010 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
NET ASSETS REPRESENTED BY:
Capital paid-in	$237,898,159	$27,426,370	$350,610,929	$97,080,071	$169,592,353	$196,230,688
Accumulated undistributed net investment income (loss)	488,246	(1,098)	6,863,595	(215,017)	1,336,434	(244,844)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(16,409,829)	(7,241,643)	(61,525,595)	(13,407,404)	(44,774,889)	(44,892,682)
Unrealized appreciation (depreciation) on investments	36,795,439	1,802,194	(7,572,660)	9,578,711	10,102,894	14,807,659
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	15,880	—	3,380	37,932	37,932	34,531
Unrealized foreign exchange gain (loss) on other assets and liabilities	8,969	(38)	—	(18,874)	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$258,796,864	$21,985,785	$288,379,649	$93,055,419	$136,294,724	$165,935,352
Class 1 (unlimited shares authorized):
Net assets	$4,019,916	$974,072	$5,426,406	$4,894,945	$4,404,990	$2,701,817
Shares of beneficial interest issued and outstanding	450,339	121,510	535,341	468,315	365,705	335,081
Net asset value, offering and redemption price per share	$8.93	$8.02	$10.14	$10.45	$12.05	$8.06
Class 2 (unlimited shares authorized):
Net assets	$43,618,100	$11,980,230	$47,248,875	$37,556,198	$43,527,730	$32,378,953
Shares of beneficial interest issued and outstanding	4,951,186	1,495,059	4,673,261	3,669,131	3,624,509	4,080,266
Net asset value, offering and redemption price per share	$8.81	$8.01	$10.11	$10.24	$12.01	$7.94
Class 3 (unlimited shares authorized):
Net assets	$211,158,848	$9,031,483	$235,704,368	$50,604,276	$88,362,004	$130,854,582
Shares of beneficial interest issued and outstanding	24,135,308	1,127,248	23,346,447	4,998,664	7,372,765	16,645,474
Net asset value, offering and redemption price per share	$8.75	$8.01	$10.10	$10.12	$11.98	$7.86

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2010 (unaudited)

	International Equity	Diversified Fixed Income	Real Return	Cash Management	Focus Growth	Focus TechNet
ASSETS:
Investments at value (unaffiliated)*	$302,864,666	$387,348,261	$163,410,864	$95,614,738	$79,235,219	$32,339,414
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,215,000	18,535,000	17,920,000	—	2,963,000	—
Total investments	306,079,666	405,883,261	181,330,864	95,614,738	82,198,219	32,339,414
Cash	98,656	13,505	4,760	11,376	60,658	1,374
Foreign cash*	538,560	25,534	48	—	—	—
Due from broker	—	147,024	—	—	—	—
Receivable for:
Fund shares sold	461,369	11,602,926	3,376,510	215,787	5,167	3,748
Dividends and interest	927,562	3,246,469	848,188	12,875	39,113	1
Investments sold	3,189,369	3,991,437	—	—	—	—
Prepaid expenses and other assets	2,756	2,496	2,496	2,496	2,499	4,190
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	4,486
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Variation margin on futures contracts	—	2,953	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	311,297,938	424,915,605	185,562,866	95,857,272	82,305,656	32,353,213
LIABILITIES:
Payable for:
Fund shares redeemed	5,634,528	897,145	303,935	659,823	337,869	240,577
Investments purchased	1,211,669	19,104,340	—	—	332,906	—
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	73,562	—	—	—	—	—
Investment advisory and management fees	232,080	216,676	85,394	36,635	64,787	30,641
Service fees — Class 2	5,835	9,240	—	4,596	3,453	1,654
Service fees — Class 3	50,834	63,460	35,581	11,990	10,044	3,627
Trustees' fees and expenses	5,142	5,357	2,165	1,707	1,274	460
Other accrued expenses	122,804	103,655	63,992	43,292	43,467	28,587
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	27,720	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	3,650,480	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	7,364,174	20,399,873	4,141,547	758,043	793,800	305,546
NET ASSETS	$303,933,764	$404,515,732	$181,421,319	$95,099,229	$81,511,856	$32,047,667
* Cost
Investment securities (unaffiliated)	$289,796,580	$365,067,229	$157,461,720	$97,008,247	$60,659,584	$23,590,612
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$531,717	$24,406	$47	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2010 (unaudited)

	International Equity	Diversified Fixed Income	Real Return	Cash Management	Focus Growth	Focus TechNet
NET ASSETS REPRESENTED BY:
Capital paid-in	$396,054,901	$362,695,418	$185,633,428	$97,628,463	$69,564,481	$25,329,338
Accumulated undistributed net investment income (loss)	5,723,129	16,754,342	3,027,447	(165,347)	(265,524)	(200,446)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(110,903,979)	2,800,760	(9,561,868)	(970,378)	(6,362,736)	(1,830,027)
Unrealized appreciation (depreciation) on investments	13,068,086	22,281,032	5,949,144	(1,393,509)	18,575,635	8,748,802
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	44,757	(16,948)	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	20,432	1,128	(3,626,832)	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	(73,562)	—	—	—	—	—
NET ASSETS	$303,933,764	$404,515,732	$181,421,319	$95,099,229	$81,511,856	$32,047,667
Class 1 (unlimited shares authorized):
Net assets	$5,275,586	$6,442,952	$—	$2,422,155	$2,027,762	$—
Shares of beneficial interest issued and outstanding	704,434	541,742	—	224,613	234,915	—
Net asset value, offering and redemption price per share	$7.49	$11.89	$—	$10.78	$8.63	$—
Class 2 (unlimited shares authorized):
Net assets	$48,874,625	$74,987,098	$—	$34,395,961	$28,832,399	$13,968,353
Shares of beneficial interest issued and outstanding	6,532,872	6,323,843	—	3,198,259	3,394,108	2,309,219
Net asset value, offering and redemption price per share	$7.48	$11.86	$—	$10.75	$8.49	$6.05
Class 3 (unlimited shares authorized):
Net assets	$249,783,553	$323,085,682	$181,421,319	$58,281,113	$50,651,695	$18,079,314
Shares of beneficial interest issued and outstanding	33,454,980	27,329,305	18,659,745	5,429,538	6,014,214	3,015,530
Net asset value, offering and redemption price per share	$7.47	$11.82	$9.72	$10.73	$8.42	$6.00

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2010 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Investments at value (unaffiliated)*	$37,192,861	$78,299,493	$—	$—	$—	$—
Investments at value (affiliated)*	—	—	123,837,920	577,322,332	271,020,915	207,220,634
Repurchase agreements (cost approximates value)	—	4,370,000	—	—	—	—
Total investments	37,192,861	82,669,493	123,837,920	577,322,332	271,020,915	207,220,634
Cash	95,807	10,768	53	—	—	107,984
Foreign cash*	—	113,019	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	37,569	138,483	9,488	2,401,455	608,003	1,562,986
Dividends and interest	27,478	60,926	—	—	—	—
Investments sold	—	1,185,786	2,658,732	5,826,599	2,943,522	1,300,000
Prepaid expenses and other assets	2,496	2,496	2,496	2,496	2,496	2,496
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	37,356,211	84,180,971	126,508,689	585,552,882	274,574,936	210,194,100
LIABILITIES:
Payable for:
Fund shares redeemed	243,457	236,306	423,987	953,781	378,612	496,282
Investments purchased	—	413,674	2,650,000	5,800,000	2,900,000	1,407,897
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	29,690	66,507	9,943	46,174	21,782	16,562
Service fees — Class 2	2,194	3,601	—	—	—	—
Service fees — Class 3	3,766	10,625	—	—	—	—
Trustees' fees and expenses	622	1,612	2,471	9,820	4,400	2,748
Other accrued expenses	29,397	43,278	36,189	75,842	48,371	41,431
Line of credit	—	—	8,732	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	26,355	43,406	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	309,126	775,603	3,131,322	6,911,972	3,396,571	1,964,920
NET ASSETS	$37,047,085	$83,405,368	$123,377,367	$578,640,910	$271,178,365	$208,229,180
* Cost
Investment securities (unaffiliated)	$32,118,245	$66,757,779	$—	$—	$—	$—
Investment securities (affiliated)	$—	$—	$135,838,117	$594,108,760	$267,102,568	$195,297,742
Foreign cash	$—	$113,022	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2010 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$50,561,502	$109,693,629	$165,351,952	$641,488,116	$296,260,626	$208,393,988
Accumulated undistributed net investment income (loss)	4,057	1,795,989	1,220,962	8,587,761	4,857,347	3,928,658
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(18,593,090)	(39,626,030)	(31,195,350)	(54,648,539)	(33,857,955)	(16,016,358)
Unrealized appreciation (depreciation) on investments	5,074,616	11,541,714	(12,000,197)	(16,786,428)	3,918,347	11,922,892
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	66	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$37,047,085	$83,405,368	$123,377,367	$578,640,910	$271,178,365	$208,229,180
Class 1 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$18,180,143	$29,908,736	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	2,755,398	2,535,429	—	—	—	—
Net asset value, offering and redemption price per share	$6.60	$11.80	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$18,866,942	$53,496,632	$123,377,367	$578,640,910	$271,178,365	$208,229,180
Shares of beneficial interest issued and outstanding	2,865,568	4,545,223	13,975,289	58,342,373	27,283,923	20,180,823
Net asset value, offering and redemption price per share	$6.58	$11.77	$8.83	$9.92	$9.94	$10.32

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS

For the period ended September 30, 2010 (unaudited)

	Multi- Managed Growth	Multi-Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
Investment Income:
Dividends (unaffiliated)	$314,809	$465,051	$235,620	$99,560	$1,792,893	$658,259
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	541,936	1,609,029	2,060,585	1,996,925	1,590,405	863
Total investment income*	856,745	2,074,080	2,296,205	2,096,485	3,383,298	659,122
Expenses:
Investment advisory and management fees	379,521	694,688	506,478	405,940	923,911	737,426
Service Fees:
Class 2	25,393	62,570	51,455	42,936	82,245	64,709
Class 3	45,904	76,833	51,361	42,016	98,648	79,930
Custodian and accounting fees	105,212	116,948	97,736	94,729	234,096	37,715
Reports to shareholders	6,720	12,363	9,600	8,654	17,205	13,222
Audit and tax fees	19,093	19,093	19,093	19,093	19,093	15,504
Legal fees	4,576	4,860	4,715	4,672	5,323	4,863
Trustees' fees and expenses	4,511	8,565	6,360	5,123	11,299	9,113
Interest expense	55	385	99	47	151	129
Other expenses	10,282	11,924	10,763	10,191	329	10,684
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	601,267	1,008,229	757,660	633,401	1,392,300	973,295
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	—	—	—	(108,695)	—
Custody credits earned on cash balances	(43)	(39)	(45)	(74)	(15)	(1)
Fees paid indirectly (Note 5)	(2,568)	(4,319)	(321)	(65)	(11,987)	(1,995)
Net expenses	598,656	1,003,871	757,294	633,262	1,271,603	971,299
Net investment income (loss)	258,089	1,070,209	1,538,911	1,463,223	2,111,695	(312,177)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	1,338,929	4,109,123	3,991,825	3,444,407	2,497,419	5,543,969
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(58,201)	(338,090)	(269,238)	(430,058)	(1,741,070)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(35,507)	(119,705)	(133,415)	(151,250)	102,967	307
Net realized gain (loss) on investments and foreign currencies	1,245,221	3,651,328	3,589,172	2,863,099	859,316	5,544,276
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,218,393)	(5,957,995)	(2,521,199)	(630,447)	(3,496,009)	(5,225,979)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(7,049)	(80,382)	(9,507)	(32,274)	903,484	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,345)	(9,294)	(12,591)	(13,469)	(418,621)	595
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	118	—
Net unrealized gain (loss) on investments and foreign currencies	(3,226,787)	(6,047,671)	(2,543,297)	(676,190)	(3,011,028)	(5,225,384)
Net realized and unrealized gain (loss) on investments and foreign currencies	(1,981,566)	(2,396,343)	1,045,875	2,186,909	(2,151,712)	318,892
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,723,477)	$(1,326,134)	$2,584,786	$3,650,132	$(40,017)	$6,715
* Net of foreign withholding taxes on interest and dividends of	$9,034	$13,166	$5,632	$2,422	$101,917	$6,198
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$371	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2010 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid-Cap Growth	Mid Cap Value	Small Cap
Investment Income:
Dividends (unaffiliated)	$1,675,020	$184,825	$3,647,962	$405,206	$1,381,751	$862,206
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	2,613	81	5,924	690	191	334
Total investment income*	1,677,633	184,906	3,653,886	405,896	1,381,942	862,540
Expenses:
Investment advisory and management fees	1,025,629	90,632	1,161,391	395,585	583,641	744,773
Service Fees:
Class 2	33,598	9,417	36,983	28,876	32,987	25,355
Class 3	259,971	11,354	297,684	62,019	110,900	173,184
Custodian and accounting fees	75,704	65,586	89,668	86,239	94,033	98,303
Reports to shareholders	22,834	199	26,437	6,025	12,150	25,915
Audit and tax fees	15,504	8,263	15,504	15,504	15,504	15,504
Legal fees	5,622	3,574	5,819	4,581	4,940	5,199
Trustees' fees and expenses	13,252	1,109	15,494	4,847	7,150	9,364
Interest expense	—	14	109	—	123	17
Other expenses	14,156	9,693	16,193	9,722	10,813	17,720
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,466,270	199,841	1,665,282	613,398	872,241	1,115,334
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	(54,450)	—	—	—	—
Custody credits earned on cash balances	(29)	(2)	(44)	(8)	(13)	(12)
Fees paid indirectly (Note 5)	(1,717)	(467)	(116)	(822)	(8,034)	(7,937)
Net expenses	1,464,524	144,922	1,665,122	612,568	864,194	1,107,385
Net investment income (loss)	213,109	39,984	1,988,764	(206,672)	517,748	(244,845)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	3,273,815	474,234	(790,110)	2,942,126	6,924,136	(620,904)
Net realized gain (loss) on investments (affiliated)**	—	(9,717)	(254,836)	7,019	1,108	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(11,771)	(2,848)	(8,973)	(16,467)	(17,667)	(30,997)
Net realized foreign exchange gain (loss) on other assets and liabilities	(5,356)	122	2,001	(33,339)	—	—
Net realized gain (loss) on investments and foreign currencies	3,256,688	461,791	(1,051,918)	2,899,339	6,907,577	(651,901)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(8,124,460)	(925,065)	(10,487,668)	(1,384,856)	(5,769,911)	(1,656,972)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	10,192	267,043	(4,359)	10,870	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	9,191	(4,629)	(8,108)	32,697	33,897	30,940
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	9,286	(35)	151	(18,890)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(8,105,983)	(919,537)	(10,228,582)	(1,375,408)	(5,725,144)	(1,626,032)
Net realized and unrealized gain (loss) on investments and foreign currencies	(4,849,295)	(457,746)	(11,280,500)	1,523,931	1,182,433	(2,277,933)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,636,186)	$(417,762)	$(9,291,736)	$1,317,259	$1,700,181	$(2,522,778)
* Net of foreign withholding taxes on interest and dividends of	$23,744	$203	$21,792	$2,600	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2010 (unaudited)

	International Equity	Diversified Fixed Income	Real Return	Cash Management	Focus Growth	Focus TechNet
Investment Income:
Dividends (unaffiliated)	$4,411,695	$28,374	$—	$—	$245,098	$31,457
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	12,308	7,437,028	2,083,059	168,615	1,527	63
Total investment income*	4,424,003	7,465,402	2,083,059	168,615	246,625	31,520
Expenses:
Investment advisory and management fees	1,363,168	1,270,779	502,890	230,350	370,268	181,137
Service Fees:
Class 2	35,857	57,167	—	30,193	21,463	10,036
Class 3	295,038	366,356	209,537	73,447	54,317	21,011
Custodian and accounting fees	176,965	121,041	19,749	18,449	33,531	24,434
Reports to shareholders	23,776	32,118	15,244	2,545	5,688	2,561
Audit and tax fees	19,400	18,458	21,639	16,880	14,548	8,129
Legal fees	5,707	6,099	44,587	6,331	4,552	3,708
Trustees' fees and expenses	14,641	17,448	7,382	4,606	3,683	1,453
Interest expense	62	158	112	—	—	162
Other expenses	14,397	7,829	5,533	5,198	8,048	6,891
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,949,011	1,897,453	826,673	387,999	516,098	259,522
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	—	—	—	—	(24,695)
Custody credits earned on cash balances	(51)	(123)	(14)	(25)	(41)	(1)
Fees paid indirectly (Note 5)	(774)	—	—	—	(3,908)	(2,860)
Net expenses	1,948,186	1,897,330	826,659	387,974	512,149	231,966
Net investment income (loss)	2,475,817	5,568,072	1,256,400	(219,359)	(265,524)	(200,446)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,821,407	6,132,750	(2,231,874)	—	4,160,259	3,239,016
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	164,947	(72,996)	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(155,719)	(1,111)	1,618,159	—	—	—
Net realized gain (loss) on investments and foreign currencies	2,830,635	6,058,643	(613,715)	—	4,160,259	3,239,016
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,666,301)	12,636,641	8,744,440	42,096	(258,773)	943,388
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	41,076	(31,670)	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	4,606	1,128	(3,871,904)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(21,937)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(1,642,556)	12,606,099	4,872,536	42,096	(258,773)	943,388
Net realized and unrealized gain (loss) on investments and foreign currencies	1,188,079	18,664,742	4,258,821	42,096	3,901,486	4,182,404
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,663,896	$24,232,814	$5,515,221	$(177,263)	$3,635,962	$3,981,958
* Net of foreign withholding taxes on interest and dividends of	$360,133	$993	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$4,094	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2010 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$312,212	$789,954	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	46	205	—	—	—	—
Total investment income*	312,258	790,159	—	—	—	—
Expenses:
Investment advisory and management fees	183,804	412,829	61,989	278,863	130,127	94,049
Service Fees:
Class 2	13,755	23,166	—	—	—	—
Class 3	23,026	64,598	—	—	—	—
Custodian and accounting fees	26,515	32,643	10,413	10,331	10,467	10,381
Reports to shareholders	2,906	6,869	5,748	50,704	22,633	17,789
Audit and tax fees	8,129	14,547	10,784	10,784	10,784	10,784
Legal fees	3,740	4,643	5,035	8,786	6,343	5,841
Trustees' fees and expenses	1,833	4,326	6,361	27,955	12,828	8,868
Interest expense	40	6	943	1,114	466	320
Other expenses	7,318	7,329	5,422	7,134	6,089	5,600
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	271,066	570,956	106,695	395,671	199,737	153,632
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 4)	—	—	—	—	—	—
Custody credits earned on cash balances	(1)	(4)	(8)	(58)	(12)	(56)
Fees paid indirectly (Note 5)	(2,015)	(3,391)	—	—	—	—
Net expenses	269,050	567,561	106,687	395,613	199,725	153,576
Net investment income (loss)	43,208	222,598	(106,687)	(395,613)	(199,725)	(153,576)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	1,959,979	2,213,837	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	—	(8,086,797)	(12,499,775)	(4,323,367)	(1,026,759)
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	243	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	1,959,979	2,214,080	(8,086,797)	(12,499,775)	(4,323,367)	(1,026,759)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,120,496)	(1,998,235)	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	7,160,819	17,415,369	8,535,228	6,547,803
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	66	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(1,120,496)	(1,998,169)	7,160,819	17,415,369	8,535,228	6,547,803
Net realized and unrealized gain (loss) on investments and foreign currencies	839,483	215,911	(925,978)	4,915,594	4,211,861	5,521,044
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$882,691	$438,509	$(1,032,665)	$4,519,981	$4,012,136	$5,367,468
* Net of foreign withholding taxes on interest and dividends of	$—	$18,013	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010
OPERATIONS:
Net investment income (loss)	$258,089	$641,088	$1,070,209	$2,654,137	$1,538,911	$4,031,578
Net realized gain (loss) on investments and foreign currencies	1,245,221	9,162,869	3,651,328	14,477,003	3,589,172	750,601
Net unrealized gain (loss) on investments and foreign currencies	(3,226,787)	22,869,781	(6,047,671)	38,515,123	(2,543,297)	28,443,804
Net increase (decrease) in net assets resulting from operations	(1,723,477)	32,673,738	(1,326,134)	55,646,263	2,584,786	33,225,983
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(289,736)	—	(647,296)	—	(903,257)
Net investment income — Class 2	—	(633,959)	—	(2,819,265)	—	(4,013,613)
Net investment income — Class 3	—	(595,938)	—	(1,910,401)	—	(2,174,437)
Net realized gain on investments — Class 1	—	—	—	—	—	(94,932)
Net realized gain on investments — Class 2	—	—	—	—	—	(433,445)
Net realized gain on investments — Class 3	—	—	—	—	—	(239,091)
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(1,519,633)	—	(5,376,962)	—	(7,858,775)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(10,542,785)	(15,168,761)	(22,312,943)	(19,833,635)	(16,645,055)	(7,884,989)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,266,262)	15,985,344	(23,639,077)	30,435,666	(14,060,269)	17,482,219
NET ASSETS:
Beginning of period	94,067,408	78,082,064	180,060,818	149,625,152	134,252,424	116,770,205
End of period†	$81,801,146	$94,067,408	$156,421,741	$180,060,818	$120,192,155	$134,252,424
† Includes accumulated undistributed net investment income (loss)	$784,020	$525,931	$3,606,034	$2,535,825	$5,137,308	$3,598,397

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010
OPERATIONS:
Net investment income (loss)	$1,463,223	$3,736,496	$2,111,695	$3,520,800	$(312,177)	$(423,939)
Net realized gain (loss) on investments and foreign currencies	2,863,099	251,552	859,316	11,150,181	5,544,276	(1,262,659)
Net unrealized gain (loss) on investments and foreign currencies	(676,190)	17,467,395	(3,011,028)	69,752,512	(5,225,384)	72,318,256
Net increase (decrease) in net assets resulting from operations	3,650,132	21,455,443	(40,017)	84,423,493	6,715	70,631,658
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(751,006)	—	(241,447)	—	(67,386)
Net investment income — Class 2	—	(3,014,265)	—	(739,959)	—	(99,580)
Net investment income — Class 3	—	(1,591,932)	—	(412,251)	—	(1,773)
Net realized gain on investments — Class 1	—	(18,375)	—	—	—	—
Net realized gain on investments — Class 2	—	(75,820)	—	—	—	—
Net realized gain on investments — Class 3	—	(40,769)	—	—	—	—
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(5,492,167)	—	(1,393,657)	—	(168,739)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,614,014)	893,722	(22,037,043)	(43,278,626)	(19,310,477)	(38,016,097)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(963,882)	16,856,998	(22,077,060)	39,751,210	(19,303,762)	32,446,822
NET ASSETS:
Beginning of period	107,184,359	90,327,361	235,390,375	195,639,165	189,720,740	157,273,918
End of period†	$106,220,477	$107,184,359	$213,313,315	$235,390,375	$170,416,978	$189,720,740
† Includes accumulated undistributed net investment income (loss)	$4,181,820	$2,718,597	$7,560,538	$5,448,843	$(316,930)	$(4,753)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Composite		Large Cap Value
	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010
OPERATIONS:
Net investment income (loss)	$213,109	$271,059	$39,984	$106,298	$1,988,764	$4,162,742
Net realized gain (loss) on investments and foreign currencies	3,256,688	(1,216,505)	461,791	313,728	(1,051,918)	(12,884,328)
Net unrealized gain (loss) on investments and foreign currencies	(8,105,983)	93,787,414	(919,537)	8,439,358	(10,228,582)	137,630,766
Net increase (decrease) in net assets resulting from operations	(4,636,186)	92,841,968	(417,762)	8,859,384	(9,291,736)	128,909,180
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(9,566)	(14,241)	—	(159,848)
Net investment income — Class 2	—	—	(93,901)	(145,987)	—	(1,262,309)
Net investment income — Class 3	—	—	(58,033)	(91,046)	—	(5,860,300)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	—	(161,500)	(251,274)	—	(7,282,457)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(10,067,764)	(4,191,837)	(2,414,635)	(3,955,071)	(20,353,450)	(47,564,154)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,703,950)	88,650,131	(2,993,897)	4,653,039	(29,645,186)	74,062,569
NET ASSETS:
Beginning of period	273,500,814	184,850,683	24,979,682	20,326,643	318,024,835	243,962,266
End of period†	$258,796,864	$273,500,814	$21,985,785	$24,979,682	$288,379,649	$318,024,835
† Includes accumulated undistributed net investment income (loss)	$488,246	$275,137	$(1,098)	$120,418	$6,863,595	$4,874,831

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Growth		Mid Cap Value		Small Cap
	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010
OPERATIONS:
Net investment income (loss)	$(206,672)	$(288,324)	$517,748	$818,685	$(244,845)	$(689,421)
Net realized gain (loss) on investments and foreign currencies	2,899,339	1,580,130	6,907,577	(1,356,378)	(651,901)	17,238,896
Net unrealized gain (loss) on investments and foreign currencies	(1,375,408)	38,546,344	(5,725,144)	60,240,714	(1,626,032)	60,140,310
Net increase (decrease) in net assets resulting from operations	1,317,259	39,838,150	1,700,181	59,703,021	(2,522,778)	76,689,785
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(81,004)	—	(4,613)
Net investment income — Class 2	—	—	—	(625,052)	—	—
Net investment income — Class 3	—	—	—	(1,124,112)	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	—	—	(1,830,168)	—	(4,613)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(8,547,880)	(7,662,758)	(9,571,671)	(15,111,392)	(19,302,408)	(17,682,895)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,230,621)	32,175,392	(7,871,490)	42,761,461	(21,825,186)	59,002,277
NET ASSETS:
Beginning of period	100,286,040	68,110,648	144,166,214	101,404,753	187,760,538	128,758,261
End of period†	$93,055,419	$100,286,040	$136,294,724	$144,166,214	$165,935,352	$187,760,538
† Includes accumulated undistributed net investment income (loss)	$(215,017)	$(8,345)	$1,336,434	$818,686	$(244,844)	$1

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	International Equity		Diversified Fixed Income		Real Return
	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010
OPERATIONS:
Net investment income (loss)	$2,475,817	$3,615,096	$5,568,072	$10,945,899	$1,256,400	$6,773,935
Net realized gain (loss) on investments and foreign currencies	2,830,635	17,813,497	6,058,643	(536,903)	(613,715)	2,070,814
Net unrealized gain (loss) on investments and foreign currencies	(1,642,556)	90,133,078	12,606,099	17,082,096	4,872,536	19,636,623
Net increase (decrease) in net assets resulting from operations	3,663,896	111,561,671	24,232,814	27,491,092	5,515,221	28,481,372
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(105,186)	—	(253,427)	—	—
Net investment income — Class 2	—	(855,321)	—	(2,675,216)	—	—
Net investment income — Class 3	—	(3,534,544)	—	(8,590,579)	—	(8,268,713)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(4,495,051)	—	(11,519,222)	—	(8,268,713)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,659,958)	(28,673,361)	17,129,279	55,234,628	26,405,220	16,154,327
TOTAL INCREASE (DECREASE) IN NET ASSETS	(996,062)	78,393,259	41,362,093	71,206,498	31,920,441	36,366,986
NET ASSETS:
Beginning of period	304,929,826	226,536,567	363,153,639	291,947,141	149,500,878	113,133,892
End of period†	$303,933,764	$304,929,826	$404,515,732	$363,153,639	$181,421,319	$149,500,878
† Includes accumulated undistributed net investment income (loss)	$5,723,129	$3,247,312	$16,754,342	$11,186,270	$3,027,447	$1,771,047

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Cash Management		Focus Growth		Focus TechNet
	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010
OPERATIONS:
Net investment income (loss)	$(219,359)	$(597,831)	$(265,524)	$(361,748)	$(200,446)	$(344,746)
Net realized gain (loss) on investments and foreign currencies	—	(10,413)	4,160,259	4,278,228	3,239,016	1,474,748
Net unrealized gain (loss) on investments and foreign currencies	42,096	171,803	(258,773)	23,978,613	943,388	10,217,038
Net increase (decrease) in net assets resulting from operations	(177,263)	(436,441)	3,635,962	27,895,093	3,981,958	11,347,040
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(88,606)	—	—	—	—
Net investment income — Class 2	—	(891,026)	—	—	—	—
Net investment income — Class 3	—	(1,139,162)	—	—	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Return of capital — Class 1	—	(1,071)	—	—	—	—
Return of capital — Class 2	—	(11,680)	—	—	—	—
Return of capital — Class 3	—	(15,779)	—	—	—	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Total distributions to shareholders	—	(2,147,324)	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(11,659,022)	(90,549,558)	2,043,359	(11,789,798)	(3,362,558)	402,509
TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,836,285)	(93,133,323)	5,679,321	16,105,295	619,400	11,749,549
NET ASSETS:
Beginning of period	106,935,514	200,068,837	75,832,535	59,727,240	31,428,267	19,678,718
End of period†	$95,099,229	$106,935,514	$81,511,856	$75,832,535	$32,047,667	$31,428,267
† Includes accumulated undistributed net investment income (loss)	$(165,347)	$54,012	$(265,524)	$—	$(200,446)	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Focus Growth and Income		Focus Value		Allocation Growth
	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010
OPERATIONS:
Net investment income (loss)	$43,208	$341,354	$222,598	$1,573,673	$(106,687)	$1,327,649
Net realized gain (loss) on investments and foreign currencies	1,959,979	789,933	2,214,080	1,978,581	(8,086,797)	(12,883,946)
Net unrealized gain (loss) on investments and foreign currencies	(1,120,496)	13,629,610	(1,998,169)	30,580,530	7,160,819	64,193,014
Net increase (decrease) in net assets resulting from operations	882,691	14,760,897	438,509	34,132,784	(1,032,665)	52,636,717
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	(198,957)	(300,058)	—	(700,808)	—	—
Net investment income — Class 3	(181,543)	(266,814)	—	(984,712)	—	(4,520,444)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(380,500)	(566,872)	—	(1,685,520)	—	(4,520,444)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(2,997,498)	(6,196,412)	(6,031,328)	(12,012,339)	(11,103,718)	(16,358,027)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,495,307)	7,997,613	(5,592,819)	20,434,925	(12,136,383)	31,758,246
NET ASSETS:
Beginning of period	39,542,392	31,544,779	88,998,187	68,563,262	135,513,750	103,755,504
End of period†	$37,047,085	$39,542,392	$83,405,368	$88,998,187	$123,377,367	$135,513,750
† Includes accumulated undistributed net investment income (loss)	$4,057	$341,349	$1,795,989	$1,573,391	$1,220,962	$1,327,649

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010	For the six months ended September 30, 2010 (unaudited)	For the year ended March 31, 2010
OPERATIONS:
Net investment income (loss)	$(395,613)	$8,983,374	$(199,725)	$5,057,072	$(153,576)	$4,082,234
Net realized gain (loss) on investments and foreign currencies	(12,499,775)	(24,746,286)	(4,323,367)	(17,036,886)	(1,026,759)	(9,946,397)
Net unrealized gain (loss) on investments and foreign currencies	17,415,369	191,625,328	8,535,228	88,449,634	6,547,803	47,962,741
Net increase (decrease) in net assets resulting from operations	4,519,981	175,862,416	4,012,136	76,469,820	5,367,468	42,098,578
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(16,201,055)	—	(8,356,695)	—	(5,343,231)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	(577,175)	—	(659,559)	—	(1,582,629)
Return of capital — Class 1	—	—	—	—	—	—
Return of capital — Class 2	—	—	—	—	—	—
Return of capital — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(16,778,230)	—	(9,016,254)	—	(6,925,860)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	1,423,656	25,788,191	3,637,865	9,399,853	22,389,797	22,491,664
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,943,637	184,872,377	7,650,001	76,853,419	27,757,265	57,664,382
NET ASSETS:
Beginning of period	572,697,273	387,824,896	263,528,364	186,674,945	180,471,915	122,807,533
End of period†	$578,640,910	$572,697,273	$271,178,365	$263,528,364	$208,229,180	$180,471,915
† Includes accumulated undistributed net investment income (loss)	$8,587,761	$8,983,374	$4,857,347	$5,057,072	$3,928,658	$4,082,234

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). SunAmerica Asset Management Corp. ("SAAMCo" or "Adviser")*, an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, SunAmerica Life Assurance Company, is the parent company to SAAMCo.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under  Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.

The Cash Management Portfolio seeks current income while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus TechNet Portfolio seeks long-term growth of capital by investing in equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The Focus Growth and Income Portfolio seeks long-term growth of capital and current income by investing in equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The Focus Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Real Return, and Cash Management Portfolios is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The five Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett"), PineBridge Investments LLC ("PineBridge") and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component SAAMCo	Growth component Janus	Balanced component Lord Abbett/ PineBridge	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Real Return Portfolio) will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, PineBridge, with a portion actively managed and another passively managed and 25% each to the two other Managers.

Indemnifications:  The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2.  Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees ("the Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios' investments are summarized into three levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios' net assets as of September 30, 2010, are reported on a schedule following the Portfolio of Investments.

Derivative Instruments:

The following tables represent the value of derivatives held as of September 30, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended September 30, 2010:

	Multi-Managed Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$2,901	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	23,993	foreign currency contracts	21,438
		$26,894		$21,438

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(58,201)	$(7,049)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(33,608)	(3,402)
		$(91,809)	$(10,451)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for interest rate futures contracts was $70,917

(3)  The average notional amount outstanding for forward foreign currency contracts was $2,986,979

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(885) as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$6,445	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	83,497	foreign currency contracts	74,118
		$89,942		$74,118

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(338,090)	$(80,382)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(113,398)	(11,429)
		$(451,488)	$(91,811)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for interest rate futures contracts was $273,717

(3)  The average notional amount outstanding for forward foreign currency contracts was $10,302,891

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(62,620) as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Contracts(2)(4)	Variation margin on futures contracts	$13,694	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	95,504	foreign currency contracts	84,387
		$109,198		$84,387

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(269,238)	$(9,507)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(129,584)	(12,138)
		$(398,822)	$(21,645)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for interest rate futures contracts was $334,167

(3)  The average notional amount outstanding for forward foreign currency contracts was $11,578,714

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $19,145 as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$15,407	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	114,739	foreign currency contracts	99,708
		$130,146		$99,708

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(430,058)	$(32,274)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(148,203)	(10,856)
		$(578,261)	$(43,130)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for interest rate futures contracts was $368,400

(3)  The average notional amount outstanding for forward foreign currency contracts was $13,138,986

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $5,046 as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(5)	Unrealized appreciation on swap		Unrealized depreciation on swap
	contracts	$1,206,796	contracts	$—
	Variation margin on futures contracts	118,091	Variation margin on futures contracts	—
Interest rate contracts(3)(5)	Variation margin on futures contracts	(10,949)	Variation margin on futures contracts	—
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	567,809	foreign currency contracts	886,833
		$1,881,747		$886,833

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(2,070,361)	$1,121,104
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	329,291	(217,620)
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	143,881	(387,593)
		$(1,597,189)	$515,891

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for equity futures, written options and swap contracts were $628,699, $65 and $10,280,764, respectively.

(3)  The average notional amount outstanding for interest rate futures was $845,500 respectively.

(4)  The average notional amount outstanding for forward foreign currency contracts was $43,252,547.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $847,356 as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,900

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(11,771)	$9,191

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for equity futures contracts was $1,000.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $15,880 as reported in the Portfolio of Investments.

Large Cap Composite Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(2,848)	$(4,629)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for equity futures contracts was $208.

	Large Cap Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,500

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(8,973)	$(8,108)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for equity futures contracts was $1,000.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,380 as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$200	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	$15,295	foreign currency contracts	$34,196
		$15,495		$34,196

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(16,467)	$32,697
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/ Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(30,222)	(18,901)
		$(46,689)	$13,796

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for equity futures contracts was $5,000.

(3)  The average notional amount outstanding for forward currency contracts was $1,327,483.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $37,932 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$200	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(17,667)	$33,897

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for equity futures contracts was $5,000.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $37,932 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$4,760

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(30,997)	$30,940

(1)  The Portfolio's derivative contracts held during the period ended Sepember 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for equity futures contracts was $2,800.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $34,531 as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$27,720

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$164,947	$41,076

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for equity futures contracts was $1,400.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $44,757 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$2,953	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(72,996)	$(31,670)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for interest rate futures contracts was $12,000.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(16,948) as reported in the Portfolio of Investments.

Real Return Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	$—	foreign currency contracts	$3,650,480

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/ Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$1,658,499	$(3,899,278)

(1)  The Portfolio's derivative contracts held during the period ended September 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for forward foreign currency contracts was $65,611,315.

Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance total return. During the period ended September 30, 2010, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Mid Cap Growth and Real Return portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates and to enhance total return. As of September 30, 2010, the following Portfolios have open forward contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Mid Cap Growth Portfolio, and Real Return Portfolio which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. During the period ended September 30, 2010, the Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity portfolios, used futures contracts to increase exposure to equity or bond markets. Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income portfolios used futures contracts to hedge against changes in interest rates and enhance total return. As of September 30, 2010, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

At September 30, 2010, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Multi-Managed Income/Equity Portfolio and Diversified Fixed Income Portfolio include amounts set aside for margin requirements for open futures contracts.

Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended September 30, 2010, the Asset Allocation: Diversified Growth Portfolio used option contracts to generate income and seek protection against a decline in the value of the Portfolio's securities. As of September 30, 2010, no portfolios had open option ontracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Written Options
Asset Allocation: Diversified Growth Portfolio
	Number of Contracts	Premiums Received
Options outstanding as of March 31, 2010	800	$1,624
Options Written	—	—
Options terminated in closing purchase transactions	(800)	(1,624)
Options exercised	—	—
Options expired (written)	—	—
Options outstanding as of September 30, 2010	—	$—

Swap Contracts.  Certain Portfolios may enter into credit default, equity and/or total return and interest rate contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Total Return Swap Agreements:  Certain Portfolios may enter into total return swap agreements, which includes equity swaps ("total return swaps") for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index. During the period ended September 30, 2010, the Asset Allocation: Diversified Growth Portfolio used swap contracts to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return. As of September 30, 2010, the Asset Allocation: Diversified Growth Portfolio had open total return swaps, which are reported on a schedule following the Portfolio of Investments.

Total return swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to a total return swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of a total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements.  Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements ("Master Agreements") with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio's net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio's financial statements.

Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:  Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Distributions received from the Portfolio's investments in U.S. real estate investment trusts ("REITS") often include a "return of capital" which is recorded by the Portfolio as a reduction to the cost basis of the securities held. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2006.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a marked-to-market basis plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of September 30, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.89%	$1,550,000
Multi-Managed Moderate Growth	1.21	2,115,000
Multi-Managed Income/Equity	4.33	7,575,000
Multi-Managed Income	4.73	8,285,000
Large Cap Value	0.43	745,000
Mid Cap Growth	0.52	905,000
Diversified Fixed Income	0.67	1,180,000
Real Return	5.97	10,445,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America, dated September 30, 2010, bearing interest at a rate of 0.20% per annum, with a principal amount of $175,000,000, a repurchase price of $175,000,972, and a maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	06/15/12	$173,093,000	$179,234,609

As of September 30, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.58%	$1,604,000
Multi-Managed Moderate Growth	0.88	2,443,000
Large Cap Growth	0.06	179,000
Large Cap Value	0.10	275,000
Mid Cap Growth	0.22	620,000
Mid Cap Value	0.19	533,000
Small Cap	1.72	4,758,000
Diversified Fixed Income	5.36	14,818,000
Focused Growth	0.74	2,046,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $276,290,000, a repurchase price of $276,290,077, and a maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.50%	04/30/15	$263,210,000	$281,818,947

As of September 30, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.89%	$1,115,000
Multi-Managed Moderate Growth	1.21	1,520,000
Multi-Managed Income/Equity	4.33	5,425,000
Multi-Managed Income	4.73	5,930,000
Large Cap Value	0.43	540,000
Mid Cap Growth	0.52	650,000
Diversified Fixed Income	0.67	845,000
Real Return	5.96	7,475,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated September 30, 2010, bearing interest at a rate of 0.22% per annum, with a principal amount of $125,350,000, a repurchase price of $125,350,766, and a maturity date of October 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.50%	02/15/39	$131,794,800	$127,944,415

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls:  During the period ended September 30, 2010, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth,

and Real Return Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date into which the transaction is entered. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the period ended September 30, 2010, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $82,799, $364,387, $319,285, $385,227, $94,844 and $1,803,945 respectively.

Short Sales: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2010
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
Multi-Managed Growth	$515,405	$(16,744,032)	$13,188,290	$1,519,633	$—	$—
Multi-Managed Moderate Growth	2,561,289	(10,054,420)	20,981,832	5,376,962	—	—
Multi-Managed Income/Equity	3,630,719	(6,325,735)	12,104,342	7,091,307	767,468	—
Multi-Managed Income	2,749,126	(2,706,636)	7,181,802	5,357,203	134,964	—
Asset Allocation: Diversified Growth	6,319,459	(46,728,415)	8,580,106	1,393,657	—	—
Stock	—	(32,896,990)	35,655,611	168,739	—	—
Large Cap Growth	280,723	(15,285,303)	42,662,032	—	—	—
Large Cap Composite	120,577	(6,841,226)	1,880,720	251,274	—	—
Large Cap Value	4,875,449	(46,617,790)	(6,673,963)	7,282,457	—	—
Mid Cap Growth	—	(15,643,063)	10,309,874	—	—	—
Mid Cap Value	816,223	(48,471,955)	13,029,823	1,830,168	—	—
Small Cap	—	(41,408,480)	15,113,072	4,613	—	—

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2010
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains	Return of Capital
International Equity	$4,377,529	$(108,715,612)	$10,523,568	$4,495,051	$—	$—
Diversified Fixed Income	11,215,290	(2,642,649)	9,125,913	11,519,222	—	—
Real Return	2,252,006	(7,850,107)	(3,515,827)	8,268,713	—	—
Cash Management	—	(1,131,670)	(1,220,281)	2,118,794	—	28,530
Focus Growth	—	(10,484,318)	18,795,732	—	—	—
Focus TechNet	—	(5,008,268)	7,744,638	—	—	—
Focus Growth and Income	328,540	(19,047,886)	5,433,929	566,872	—	—
Focus Value	1,573,476	(41,039,934)	12,739,773	1,685,520	—	—
Allocation Growth	1,327,649	(10,620,705)	(27,418,783)	4,520,444	—	—
Allocation Moderate Growth	8,983,375	(20,361,890)	(49,597,103)	16,201,055	577,175	—
Allocation Moderate	5,057,071	(9,897,644)	(20,447,582)	8,356,695	659,559	—
Allocation Balanced	4,082,234	(4,484,347)	(3,164,995)	5,343,231	1,582,629	—

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March 31, 2010, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	2011	2012	2013	2014	2015	2016	2017	2018
Multi-Managed Growth	$9,557,611	$1,872,424	$—	$—	$—	$221,445	$5,092,552	$—
Multi-Managed Moderate Growth	—	—	—	—	—	—	10,003,198	51,222
Multi-Managed Income/Equity	—	—	—	—	—	—	—	6,325,735
Multi-Managed Income	—	—	—	—	—	—	—	2,706,636
Asset Allocation: Diversified Growth	—	—	—	—	—	—	22,523,463	24,204,952
Stock	—	—	—	—	—	—	3,797,117	29,099,873
Large Cap Growth	—	—	—	—	—	—	2,873,151	12,412,152
Large Cap Composite	—	—	—	—	—	—	2,143,468	4,697,758
Large Cap Value	—	—	—	—	—	—	7,993,846	38,623,944
Mid Cap Growth	—	—	—	—	—	—	821,664	14,821,399
Mid Cap Value	—	—	—	—	—	—	10,369,645	38,102,310
Small Cap	—	—	—	—	—	—	40,438,153	970,327
International Equity	—	—	—	—	—	—	48,445,106	60,270,506
Diversified Fixed Income	—	—	—	—	171,224	112,719	—	2,358,706
Real Return	—	—	—	—	—	—	1,727,605	6,122,502
Cash Management	—	—	—	—	—	160,999	960,064	10,607
Focus Growth	—	—	—	—	—	—	7,580,006	2,904,312
Focus TechNet	—	—	—	—	—	—	4,533,375	474,893
Focus Growth and Income	—	—	—	—	—	—	6,110,033	12,937,853
Focus Value	—	—	—	—	—	—	14,439,580	26,600,354
Allocation Growth	—	—	—	—	—	—	1,037,877	9,582,828
Allocation Moderate Growth	—	—	—	—	—	—	—	20,361,890
Allocation Moderate	—	—	—	—	—	—	—	9,897,644
Allocation Balanced	—	—	—	—	—	—	—	4,484,347

Under the current law, losses realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended March 31, 2010, the Portfolios elected to defer losses as follows:

Portfolio	Deferred Post- October Capital Loss	Deferred Post- October Currency Loss	Deferred Post- October PFIC Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	—	4,754	—
Large Cap Growth	2,116,974	5,586	—
Large Cap Composite	21,238	159	—

Portfolio	Deferred Post- October Capital Loss	Deferred Post- October Currency Loss	Deferred Post- October PFIC Loss
Large Cap Value	$4,522,621	$619	$—
Mid Cap Growth	—	8,724	—
Mid Cap Value	371,899	—	—
Small Cap	1,477,148	—	—
International Equity	1,686,065	243,258	—
Diversified Fixed Income	—	—	—
Real Return	451,303	—	—
Cash Management	20	—	—
Focus Growth	—	—	—
Focus TechNet	—	—	—
Focus Growth and Income	731,191	—	—
Focus Value	—	84	—
Allocation Growth	4,230,082	—	—
Allocation Moderate Growth	6,391,570	—	—
Allocation Moderate	3,806,243	—	—
Allocation Balanced	1,965,169	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$12,130,940	$(2,167,642)	$9,963,298	$75,580,734
Multi-Managed Moderate Growth	18,447,774	(3,441,742)	15,006,032	152,518,084
Multi-Managed Income/Equity	11,776,271	(2,212,868)	9,563,403	121,315,522
Multi-Managed Income	7,730,126	(1,203,302)	6,526,824	113,003,083
Asset Allocation: Diversified Growth	18,364,602	(12,591,756)	5,772,846	207,425,765
Stock	32,253,280	(1,823,905)	30,429,375	139,729,649
Large Cap Growth	42,197,369	(7,659,489)	34,537,880	224,143,070
Large Cap Composite	3,090,387	(2,124,537)	965,850	21,098,920
Large Cap Value	20,860,335	(37,754,772)	(16,894,437)	305,780,017
Mid Cap Growth	14,999,761	(6,079,118)	8,920,643	82,294,293
Mid Cap Value	13,036,889	(5,766,107)	7,270,782	130,619,820
Small Cap	23,272,907	(9,816,807)	13,456,100	158,248,397
International Equity	28,739,065	(19,869,278)	8,869,787	297,209,879
Diversified Fixed Income	22,740,540	(977,986)	21,762,554	384,120,707
Real Return	5,660,751	(370,326)	5,290,425	176,040,439
Cash Management	6,980	(1,185,165)	(1,178,185)	96,792,923
Focus Growth	19,766,824	(1,229,865)	18,536,959	63,661,260
Focus TechNet	9,209,975	(521,949)	8,688,026	23,651,388
Focus Growth and Income	4,484,427	(170,994)	4,313,433	32,879,428
Focus Value	12,336,908	(1,595,370)	10,741,538	71,927,955
Allocation Growth	3,751,203	(24,009,167)	(20,257,964)	144,095,884
Allocation Moderate Growth	19,377,963	(51,559,697)	(32,181,734)	609,504,066
Allocation Moderate	14,464,586	(26,376,940)	(11,912,354)	282,933,269
Allocation Balanced	12,400,388	(9,017,580)	3,382,808	203,837,826

4.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%

Portfolio	Assets	Management Fees
Multi-Managed Moderate Growth	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Large Cap Growth, Large Cap Composite, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Real Return	0-$500 million	0.60%
	> $500 million	0.55%
Cash Management(2)	0-$100 million	0.475%
	> $100 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus TechNet(3)	0-$250 million	1.20%
	> $250 million	1.10%
	> $500 million	1.00%
Focus Growth and Income	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus Value	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

(1) The Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the period ending September 30, 2010, the amount of advisory fees waived was $108,695.

(2) The Adviser shall be paid a composite fee based on the aggregate assets it manages for both Seasons Series Trust and SunAmerica Series Trust Cash Management Portfolios.

(3) The Advisor voluntarily agreed, until further notice to waive 0.15% of investment advisory fees for the Focus TechNet Portfolio. For the period ending September 30, 2010, the amount of advisory fees waived was $22,642.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus
Lord Abbett
PineBridge
SAAMCo
WMC
Multi-Managed Moderate Growth	Janus
Lord Abbett
PineBridge
SAAMCo
WMC
Multi-Managed Income/Equity	Janus
Lord Abbett
PineBridge
WMC
Multi-Managed Income	Janus
Lord Abbett
PineBridge
WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P.
Janus
SAAMCo
Large Cap Composite	SAAMCo
T. Rowe Price
Large Cap Value	SAAMCo
T. Rowe Price
WMC
Mid Cap Growth	SAAMCo
T. Rowe Price
WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P.
Lord Abbett
SAAMCo
Small Cap	ClearBridge Advisors, LLC ("ClearBridge")
SAAMCo
International Equity	Janus
Lord Abbett
PineBridge
Diversified Fixed Income	PineBridge
SAAMCo
WMC
Real Return	WMC
Cash Management	BofA Advisors, LLC
Focus Growth	Janus
SAAMCo
Marsico Capital Management, LLC ("Marsico")

Portfolio	Subadviser
Focus TechNet	BAMCO, Inc.
RCM Capital Management, LLC
SAAMCo
Focus Growth and Income	SAAMCo
Marsico
Thornburg Investment Management, Inc.
Focus Value	Northern Trust Investments, N.A.
Third Avenue Management, LLC
J.P. Morgan Investment Management, Inc.
Allocation Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate	Ibbotson Associates Advisors, LLC
Allocation Balanced	Ibbotson Associates Advisors, LLC

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets (Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses.):

Portfolio	Class 1	Class 2	Class 3
Large Cap Composite	1.10%	1.25%	1.35%
Focus TechNet	N/A	1.65	1.75

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the period ended September 30, 2010 SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Large Cap Composite	$54,450
Focus Technet	2,385

At September 30, 2010 the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
Large Cap Composite	$—	$257,747
Focus Technet	332	33,984

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the period ended September 30, 2010, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On March 4, 2009, AIG, the ultimate parent of SAAMCo, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. As of September 30, 2010, the Trust had approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted.

5.  Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the period ended September 30, 2010, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$2,568
Multi-Managed Moderate Growth	4,319
Multi-Managed Income/Equity	321
Multi-Managed Income	65
Asset Allocation: Diversified Growth	11,987
Stock	1,995
Large Cap Growth	1,717
Large Cap Composite	467
Large Cap Value	116
Mid-Cap Growth	822
Mid-Cap Value	8,034
Small Cap	7,937
International Equity	774
Focus Growth	3,908
Focus TechNet	2,860
Focus Growth & Income	2,015
Focus Value	3,391

6.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2010 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$28,710,066	$37,611,413	$4,029,067	$5,771,393
Multi-Managed Moderate Growth	52,764,132	77,992,829	18,773,747	15,663,256
Multi-Managed Income/Equity	29,952,758	49,647,909	8,529,808	14,857,049
Multi-Managed Income	24,694,741	37,504,175	16,410,395	17,856,578
Asset Allocation: Diversified Growth	90,523,198	106,603,781	2,935,146	18,055,289
Stock	34,593,895	54,680,321	—	—
Large Cap Growth	39,241,149	47,641,136	—	—
Large Cap Composite	8,051,631	10,741,199	—	—
Large Cap Value	49,001,724	70,068,644	—	—
Mid Cap Growth	27,670,109	39,616,685	—	—
Mid Cap Value	51,507,858	60,094,652	—	—
Small Cap	77,406,291	93,265,968	—	—
International Equity	146,983,854	146,039,993	—	—
Diversified Fixed Income	105,481,800	90,567,059	202,726,327	171,244,548
Real Return	16,784,377	29,771,835	56,136,022	22,645,274
Cash Management	—	—	—	—
Focus Growth	73,405,815	72,165,451	—	—
Focus TechNet	8,844,781	15,569,932	—	—
Focus Growth and Income	27,436,085	29,764,654	—	—
Focus Value	24,140,467	28,724,961	—	—
Allocation Growth	14,203,611	25,380,822	—	—
Allocation Moderate Growth	51,471,782	50,758,901	—	—
Allocation Moderate	22,266,564	19,099,578	—	—
Allocation Balanced	28,085,247	6,644,483	—	—

7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	13,187	$186,731	39,529	$528,364	71,989	$1,010,803	216,404	$2,752,857
Reinvested dividends	—	—	21,167	289,736	—	—	46,382	633,959
Shares redeemed	(111,171)	(1,559,539)	(391,241)	(5,072,478)	(446,695)	(6,220,716)	(899,716)	(11,674,897)
Net increase (decrease)	(97,984)	$(1,372,808)	(330,545)	$(4,254,378)	(374,706)	$(5,209,913)	(636,930)	$(8,288,081)
	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
Shares	Amount	Shares	Amount
Shares sold	81,739	$1,156,029	445,274	$5,928,648
Reinvested dividends	—	—	43,646	595,938
Shares redeemed	(376,033)	(5,116,093)	(705,166)	(9,150,888)
Net increase (decrease)	(294,294)	$(3,960,064)	(216,246)	$(2,626,302)
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	29,559	$389,712	91,551	$1,148,779	242,208	$3,162,456	848,035	$10,234,397
Reinvested dividends	—	—	51,044	647,296	—	—	222,762	2,819,265
Shares redeemed	(216,219)	(2,824,295)	(456,824)	(5,580,231)	(1,427,183)	(18,445,213)	(2,079,885)	(25,319,055)
Net increase (decrease)	(186,660)	$(2,434,583)	(314,229)	$(3,784,156)	(1,184,975)	$(15,282,757)	(1,009,088)	$(12,265,393)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	190,213	$2,495,890	486,611	$5,957,659
Reinvested dividends	—	—	151,096	1,910,401
Shares redeemed	(546,538)	(7,091,493)	(942,913)	(11,652,146)
Net increase (decrease)	(356,325)	$(4,595,603)	(305,206)	$(3,784,086)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,972	$195,430	147,445	$1,719,750	163,732	$1,985,158	991,593	$11,063,365
Reinvested dividends	—	—	86,184	998,189	—	—	384,702	4,447,058
Shares redeemed	(214,455)	(2,577,980)	(444,381)	(5,116,494)	(1,029,431)	(12,330,458)	(1,979,624)	(22,554,589)
Net increase (decrease)	(198,483)	$(2,382,550)	(210,752)	$(2,398,555)	(865,699)	$(10,345,300)	(603,329)	$(7,044,166)

	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
Shares	Amount	Shares	Amount
Shares sold	164,306	$1,981,672	615,709	$7,029,655
Reinvested dividends	—	—	209,029	2,413,528
Shares redeemed	(493,623)	(5,898,877)	(682,985)	(7,885,451)
Net increase (decrease)	(329,317)	$(3,917,205)	141,753	$1,557,732
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	40,247	$497,854	207,195	$2,452,540	586,241	$7,207,993	991,745	$11,651,279
Reinvested dividends	—	—	65,388	769,381	—	—	263,112	3,090,085
Shares redeemed	(144,218)	(1,769,532)	(255,672)	(2,979,948)	(813,045)	(9,954,974)	(1,360,462)	(15,814,625)
Net increase (decrease)	(103,971)	$(1,271,678)	16,911	$241,973	(226,804)	$(2,746,981)	(105,605)	$(1,073,261)
	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
Shares	Amount	Shares	Amount
Shares sold	473,180	$5,798,500	615,811	$7,279,771
Reinvested dividends	—	—	139,161	1,632,701
Shares redeemed	(522,353)	(6,393,855)	(617,652)	(7,187,462)
Net increase (decrease)	(49,173)	$(595,355)	137,320	$1,725,010
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	91,270	$791,166	182,204	$1,522,249	793,321	$6,897,764	1,471,998	$11,455,211
Reinvested dividends	—	—	27,934	241,447	—	—	85,685	739,959
Shares redeemed	(432,631)	(3,835,212)	(1,186,309)	(9,631,625)	(2,340,343)	(20,622,707)	(4,779,207)	(38,530,955)
Net increase (decrease)	(341,361)	$(3,044,046)	(976,171)	$(7,867,929)	(1,547,022)	$(13,724,943)	(3,221,524)	$(26,335,785)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	629,326	$5,536,640	1,146,774	$9,319,983
Reinvested dividends	—	—	47,786	412,251
Shares redeemed	(1,230,862)	(10,804,694)	(2,302,022)	(18,807,146)
Net increase (decrease)	(601,536)	$(5,268,054)	(1,107,462)	$(9,074,912)

	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	51,325	$639,268	113,026	$1,291,200	413,254	$5,125,076	857,763	$9,245,799
Reinvested dividends	—	—	5,413	67,386	—	—	8,055	99,580
Shares redeemed	(254,488)	(3,248,297)	(718,101)	(8,315,854)	(1,340,701)	(16,909,204)	(2,790,227)	(31,951,359)
Net increase (decrease)	(203,163)	$(2,609,029)	(599,662)	$(6,957,268)	(927,447)	$(11,784,128)	(1,924,409)	$(22,605,980)
	Stock Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	333,084	$4,180,831	708,566	$7,965,960
Reinvested dividends	—	—	144	1,773
Shares redeemed	(727,264)	(9,098,151)	(1,415,785)	(16,420,582)
Net increase (decrease)	(394,180)	$(4,917,320)	(707,075)	$(8,452,849)
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,175	$18,555	110,008	$831,947	121,708	$1,030,457	986,440	$7,698,728
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(73,754)	(638,033)	(215,654)	(1,768,274)	(781,870)	(6,655,996)	(1,704,138)	(13,340,852)
Net increase (decrease)	(71,579)	$(619,478)	(105,646)	$(936,327)	(660,162)	$(5,625,539)	(717,698)	$(5,642,124)
	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,506,564	$12,592,226	3,871,279	$29,133,613
Reinvested dividends	—	—	—	—
Shares redeemed	(1,944,651)	(16,414,973)	(3,320,893)	(26,746,999)
Net increase (decrease)	(438,087)	$(3,822,747)	550,386	$2,386,614
	Large Cap Composite Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	302	$2,294	13,242	$88,879	76,099	$589,787	156,921	$1,081,076
Reinvested dividends	1,189	9,566	1,845	14,241	11,677	93,901	18,936	145,987
Shares redeemed	(20,467)	(157,528)	(87,465)	(636,180)	(289,475)	(2,227,963)	(556,724)	(3,983,142)
Net increase (decrease)	(18,976)	$(145,668)	(72,378)	$(533,060)	(201,699)	$(1,544,275)	(380,867)	$(2,756,079)

	Large Cap Composite Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	21,668	$163,787	106,007	$728,991
Reinvested dividends	7,217	58,033	11,818	91,046
Shares redeemed	(120,411)	(946,512)	(206,562)	(1,485,969)
Net increase (decrease)	(91,526)	$(724,692)	(88,737)	$(665,932)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,853	$86,559	18,401	$167,580	149,454	$1,478,105	410,208	$3,738,082
Reinvested dividends	—	—	16,595	159,848	—	—	131,230	1,262,309
Shares redeemed	(49,100)	(493,780)	(289,244)	(2,684,761)	(693,052)	(6,904,347)	(1,480,048)	(13,367,148)
Net increase (decrease)	(40,247)	$(407,221)	(254,247)	$(2,357,333)	(543,598)	$(5,426,242)	(938,610)	$(8,366,757)
	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,000,451	$9,775,164	837,223	$7,837,925
Reinvested dividends	—	—	609,685	5,860,300
Shares redeemed	(2,452,520)	(24,295,151)	(5,564,162)	(50,538,289)
Net increase (decrease)	(1,452,069)	$(14,519,987)	(4,117,254)	$(36,840,064)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,967	$49,160	40,934	$341,773	107,274	$1,057,792	435,031	$3,594,728
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(71,932)	(708,009)	(210,344)	(1,834,391)	(619,022)	(6,056,679)	(1,417,061)	(12,061,352)
Net increase (decrease)	(66,965)	$(658,849)	(169,410)	$(1,492,618)	(511,748)	$(4,998,887)	(982,030)	$(8,466,624)
	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	606,975	$5,911,292	1,249,255	$9,811,560
Reinvested dividends	—	—	—	—
Shares redeemed	(923,681)	(8,801,436)	(882,667)	(7,515,076)
Net increase (decrease)	(316,706)	$(2,890,144)	366,588	$2,296,484

	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,885	$127,379	11,892	$122,323	121,160	$1,397,285	297,116	$2,882,160
Reinvested dividends	—	—	7,659	81,004	—	—	59,206	625,052
Shares redeemed	(71,775)	(818,607)	(205,073)	(2,101,237)	(476,144)	(5,500,805)	(1,216,965)	(12,102,205)
Net increase (decrease)	(60,890)	$(691,228)	(185,522)	$(1,897,910)	(354,984)	$(4,103,520)	(860,643)	$(8,594,993)
	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	672,736	$7,685,096	968,506	$9,054,573
Reinvested dividends	—	—	106,616	1,124,112
Shares redeemed	(1,080,632)	(12,462,019)	(1,430,821)	(14,797,174)
Net increase (decrease)	(407,896)	$(4,776,923)	(355,699)	$(4,618,489)
	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,831	$57,565	39,855	$278,642	190,844	$1,497,123	712,182	$4,913,054
Reinvested dividends	—	—	630	4,613	—	—	—	—
Shares redeemed	(64,194)	(504,715)	(251,905)	(1,813,689)	(711,186)	(5,507,744)	(1,311,928)	(9,011,646)
Net increase (decrease)	(57,363)	$(447,150)	(211,420)	$(1,530,434)	(520,342)	$(4,010,621)	(599,746)	$(4,098,592)
	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	759,850	$5,685,071	1,588,265	$11,121,205
Reinvested dividends	—	—	—	—
Shares redeemed	(2,649,347)	(20,529,708)	(3,437,193)	(23,175,074)
Net increase (decrease)	(1,889,497)	$(14,844,637)	(1,848,928)	$(12,053,869)
	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,427	$9,245	151,561	$1,054,145	432,121	$3,065,364	1,371,519	$9,202,492
Reinvested dividends	—	—	14,513	105,186	—	—	117,993	855,321
Shares redeemed	(73,730)	(508,112)	(477,685)	(3,401,586)	(1,176,406)	(8,139,938)	(3,076,546)	(20,308,993)
Net increase (decrease)	(72,303)	$(498,867)	(311,611)	$(2,242,255)	(744,285)	$(5,074,574)	(1,587,034)	$(10,251,180)

	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
Shares	Amount	Shares	Amount
Shares sold	2,164,840	$14,693,599	2,285,461	$15,431,952
Reinvested dividends	—	—	488,184	3,534,544
Shares redeemed	(1,943,421)	(13,780,116)	(5,259,247)	(35,146,422)
Net increase (decrease)	221,419	$913,483	(2,485,602)	$(16,179,926)
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	45,453	$524,898	242,192	$2,667,720	890,027	$10,245,667	1,862,415	$20,481,718
Reinvested dividends	—	—	23,009	253,427	—	—	243,321	2,675,216
Shares redeemed	(61,486)	(704,578)	(366,912)	(4,074,846)	(1,629,536)	(18,678,332)	(3,082,044)	(33,784,570)
Net increase (decrease)	(16,033)	$(179,680)	(101,711)	$(1,153,699)	(739,509)	$(8,432,665)	(976,308)	$(10,627,636)
	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	5,539,620	$64,439,176	8,144,981	$89,098,637
Reinvested dividends	—	—	783,037	8,590,579
Shares redeemed	(3,348,064)	(38,697,552)	(2,791,277)	(30,673,253)
Net increase (decrease)	2,191,556	$25,741,624	6,136,741	$67,015,963
	Real Return Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	6,846,012	$65,444,848	4,267,924	$39,158,729
Reinvested dividends	—	—	891,708	8,268,713
Shares redeemed	(4,071,427)	(39,039,628)	(3,350,511)	(31,273,115)
Net increase (decrease)	2,774,585	$26,405,220	1,809,121	$16,154,327
	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	46,679	$503,490	423,126	$4,659,698	1,389,382	$14,951,503	2,417,041	$26,412,999
Reinvested dividends	—	—	8,304	89,678	—	—	83,711	902,706
Shares redeemed	(71,138)	(767,290)	(849,577)	(9,320,214)	(2,249,285)	(24,205,669)	(6,670,862)	(73,063,563)
Net increase (decrease)	(24,459)	$(263,800)	(418,147)	$(4,570,838)	(859,903)	$(9,254,166)	(4,170,110)	$(45,747,858)

	Cash Management Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,968,667	$21,147,776	3,971,638	$43,378,845
Reinvested dividends	—	—	107,221	1,154,940
Shares redeemed	(2,167,516)	(23,288,832)	(7,753,756)	(84,764,647)
Net increase (decrease)	(198,849)	$(2,141,056)	(3,674,897)	$(40,230,862)
	Focus Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,224	$34,625	22,675	$161,412	83,071	$648,324	317,901	$2,124,297
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(30,853)	(240,128)	(120,306)	(855,939)	(591,861)	(4,675,860)	(1,560,637)	(10,724,065)
Net increase (decrease)	(26,629)	$(205,503)	(97,632)	$(694,527)	(508,790)	$(4,027,536)	(1,242,736)	$(8,599,768)
	Focus Growth Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	1,152,554	$9,047,577	879,259	$6,062,506
Reinvested dividends	—	—	—	—
Shares redeemed	(351,805)	(2,771,179)	(1,293,784)	(8,558,009)
Net increase (decrease)	800,749	$6,276,398	(414,526)	$(2,495,503)
	Focus TechNet Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	292,352	$1,608,999	1,546,386	$6,745,915	219,574	$1,184,486	1,083,134	$4,772,585
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(702,445)	(3,713,862)	(1,703,201)	(7,589,581)	(461,139)	(2,442,181)	(798,851)	(3,526,410)
Net increase (decrease)	(410,093)	$(2,104,863)	(156,815)	$(843,666)	(241,565)	$(1,257,695)	284,283	$1,246,175
	Focus Growth and Income Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	66,751	$425,243	334,697	$1,913,725	111,669	$706,106	334,400	$1,910,793
Reinvested dividends	30,067	198,957	50,049	300,058	27,494	181,543	44,621	266,814
Shares redeemed	(433,420)	(2,719,029)	(1,081,265)	(6,153,139)	(283,469)	(1,790,318)	(793,682)	(4,434,663)
Net increase (decrease)	(336,602)	$(2,094,829)	(696,519)	$(3,939,356)	(144,306)	$(902,669)	(414,661)	$(2,257,056)

	Focus Value Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010		For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	59,642	$670,291	229,374	$2,407,820	134,301	$1,474,720	262,130	$2,751,157
Reinvested dividends	—	—	64,040	700,808	—	—	90,112	984,712
Shares redeemed	(494,792)	(5,546,779)	(1,120,815)	(11,561,014)	(233,671)	(2,629,560)	(695,237)	(7,295,822)
Net increase (decrease)	(435,150)	$(4,876,488)	(827,401)	$(8,452,386)	(99,370)	$(1,154,840)	(342,995)	$(3,559,953)
	Allocation Growth Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	839,766	$7,095,683	671,071	$5,241,684
Reinvested dividends	—	—	544,369	4,520,444
Shares redeemed	(2,161,215)	(18,199,401)	(3,263,926)	(26,120,155)
Net increase (decrease)	(1,321,449)	$(11,103,718)	(2,048,486)	$(16,358,027)
	Allocation Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	4,849,830	$46,560,130	9,042,577	$78,497,173
Reinvested dividends	—	—	1,802,088	16,778,230
Shares redeemed	(4,753,169)	(45,136,474)	(7,703,041)	(69,487,212)
Net increase (decrease)	96,661	$1,423,656	3,141,624	$25,788,191
	Allocation Moderate Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	3,044,033	$29,097,621	5,514,739	$48,334,743
Reinvested dividends	—	—	967,579	9,016,254
Shares redeemed	(2,669,430)	(25,459,756)	(5,302,313)	(47,951,144)
Net increase (decrease)	374,603	$3,637,865	1,180,005	$9,399,853
	Allocation Balanced Portfolio
	Class 3
	For the six months ended September 30, 2010 (unaudited)		For the year ended March 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	4,123,801	$41,037,403	5,176,229	$48,883,922
Reinvested dividends	—	—	715,740	6,925,860
Shares redeemed	(1,874,742)	(18,647,606)	(3,528,259)	(33,318,118)
Net increase (decrease)	2,249,059	$22,389,797	2,363,710	$22,491,664

8.   Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers during the period ended September 30, 2010:

Portfolio	Goldman Sachs & Co.	Goldman Sachs International	J.P. Morgan Clearing Corp.	J.P. Morgan Securities, Inc.	M.J. Whitman, LLC	Pipeline Trading Systems LLC
Large Cap Growth	$409	$596	$—	$—	$—	$125
Mid Cap Value	—	1,876	—	—	—	4
Focus Value	—	—	788	4,480	4,992	—

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended September 30, 2010, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Value at March 31 2010	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at September 30, 2010
Large Cap Composite	AIG	$—	$3,619	$971	$1,390	$(9,717)	$10,192	$3,675
Large Cap Value	AIG	—	86,135		8,764	(254,836)	267,043	89,578
Mid Cap Growth	AIG	—	30,214	—	32,874	7,019	(4,359)	—
Mid Cap Value	AIG	—	67,939	34,754	4,174	1,108	10,870	110,497
Allocation Growth	Various
	Seasons Series
	Trust Portfolios*	—	135,941,109	14,203,611	25,380,822	(8,086,797)	7,160,819	123,837,920
Allocation Moderate Growth	Various
	Seasons Series
	Trust Portfolios*	—	571,693,857	51,471,782	50,758,901	(12,499,775)	17,415,369	577,322,332
Allocation Moderate	Various
	Seasons Series
	Trust Portfolios*	—	263,642,068	22,266,564	19,099,578	(4,323,367)	8,535,228	271,020,915
Allocation Balanced	Various
	Seasons Series
	Trust Portfolios*	—	180,258,826	28,085,247	6,644,483	(1,026,759)	6,547,803	207,220,634

*  See Portfolio of Investments for details.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At September 30, 2010, each Managed Allocation Portfolio held less than 46% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 88% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

9.  Investment Concentrations: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at September 30, 2010 had approximately 15.3% and 21.3% of its net assets invested in equity and fixed income securities of companies domiciled in Japan and the United Kingdom, respectively.

The Portfolios may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Diversified Fixed Income Portfolio and Cash Management Portfolios' concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Portfolios had 21.7%, 24.0%, 32.1% and 28.3%, respectively, of their total net assets invested in such securities.

The Focus TechNet Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio's investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of September 30, 2010, the Focus TechNet Portfolio had 76.0% of its net assets invested in technology companies.

10.  Lines of Credit:  The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 12.5 basis points per annum for the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Prior to September 17, 2010 the commitment fee was 15 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the period ended September 30, 2010, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	5	$55	$256,387	1.54%
Multi-Managed Moderate Growth	36	385	245,525	1.52
Multi-Managed Income/Equity	6	99	386,155	1.55
Multi-Managed Income	5	47	227,968	1.48
Asset Allocation: Diversified Growth	3	151	1,149,697	1.57
Stock	6	129	522,705	1.48
Large Cap Composite	3	14	110,936	1.55
Large Cap Value	4	109	212,096	1.55
Mid Cap Value	6	123	497,569	1.48
Small Cap	1	17	389,347	1.55
International Equity	1	62	1,435,753	1.55
Diversified Fixed Income	7	158	528,898	1.54
Real Return	4	112	653,590	1.55
Focus TechNet	11	162	221,475	1.55
Focus Growth and Income	12	40	70,617	1.55
Focus Value	1	6	141,812	1.55
Allocation Growth	142	943	156,972	1.51
Allocation Moderate Growth	77	1,114	342,062	1.52
Allocation Moderate	37	466	298,727	1.50
Allocation Balanced	30	320	254,033	1.50

At September 30, 2010, Seasons Allocation Growth Portfolio had a balance open under the line of credit of $8,732.

11.  Interfund Lending Agreement: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2010, none of the Portfolios participated in the program.

12.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated Portfolios under certain conditions approved by the board of directors. The affiliated Portfolios involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended September 30, 2010, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from sales	Realized Gain (Loss)
Stock	$—	$163,887	$3,682
Large Cap Composite	—	6,976	182
Mid Cap Growth	48,960	—	—

13.  Subsequent Event: On October 4, 2010, the Focus TechNet Portfolio, the Focus Growth and Income Portfolio, and the Large Cap Composite Portfolio (each, a "Target Portfolio"), were reorganized into another existing Portfolio of Seasons

Series Trust (each, an "Acquiring Portfolio"), as approved by shareholders at the Special Meeting of Shareholders held September 17, 2010. Each transaction is referred to as a "Reorganization." The Target Portfolio and the Acquiring Portfolio for each Reorganization are shown in the table below.

Target Portfolios	Acquiring Portfolios
Focus TechNet Portfolio	Focus Growth Portfolio

Focus Growth and Income Portfolio	Focus Growth Portfolio

Large Cap Composite Portfolio	Large Cap Growth Portfolio

In each Reorganization, all of the Target Portfolio's assets and liabilities were transferred to the respective Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shareholders of the Target Portfolio received shares of the respective Acquiring Portfolio, the total value of which was equal to the total value of their shares of the Target Portfolio on the date of the Reorganization. Each Target Portfolio ceased operations after its respective Reorganization.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/06	$11.63	$0.11	$1.49	$1.60	$(0.10)	$—	$—	$(0.10)	$13.13	13.76	%(1)	$42,652	1.11%		0.88%		114%
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	—	(0.11)	14.00	7.52		36,033	1.07	(4)	1.30	(4)	154
03/31/08	14.00	0.16	0.29	0.45	(0.27)	—	—	(0.27)	14.18	3.08	(2)	27,029	1.12		1.07		117
03/31/09	14.18	0.15	(3.95)	(3.80)	(0.20)	—	—	(0.20)	10.18	(26.72)		14,674	1.15		1.16		224
03/31/10	10.18	0.11	4.46	4.57	(0.25)	—	—	(0.25)	14.50	45.00		16,109	1.20		0.87		101
09/30/10@	14.50	0.05	(0.24)	(0.19)	—	—	—	—	14.31	(1.31)		14,494	1.24	#	0.76	#	40
Multi-Managed Growth Portfolio Class 2
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	—	(0.08)	13.10	13.56	(1)	84,310	1.26		0.73		114
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	—	(0.10)	13.97	7.39		82,496	1.21	(4)	1.15	(4)	154
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	—	(0.25)	14.14	2.88	(2)	67,550	1.27		0.92		117
03/31/09	14.14	0.13	(3.93)	(3.80)	(0.18)	—	—	(0.18)	10.16	(26.82)		33,168	1.30		1.01		224
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89		38,021	1.35		0.71		101
09/30/10@	14.48	0.04	(0.25)	(0.21)	—	—	—	—	14.27	(1.45)		32,141	1.39	#	0.62	#	40
Multi-Managed Growth Portfolio Class 3
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	—	(0.07)	13.09	13.47	(1)	28,135	1.37		0.63		114
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	—	(0.08)	13.95	7.22		38,045	1.31	(4)	1.06	(4)	154
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	—	(0.23)	14.12	2.80	(2)	48,223	1.38		0.82		117
03/31/09	14.12	0.12	(3.92)	(3.80)	(0.17)	—	—	(0.17)	10.15	(26.89)		30,240	1.40		0.92		224
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71		39,937	1.45		0.61		101
09/30/10@	14.46	0.04	(0.25)	(0.21)	—	—	—	—	14.25	(1.45)		35,166	1.49	#	0.52	#	40

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  The Portfolio's performance was increased by less than 0.12% from a reimbursement by an affiliate.

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Multi-Managed Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%	0.00%	0.01%
Multi-Managed Growth Portfolio Class 2	0.01	0.02	0.01	0.01	0.00	0.01
Multi-Managed Growth Portfolio Class 3	0.01	0.02	0.01	0.01	0.00	0.01

  (4)  Gross custody credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(3)		Ratio of net investment income to average net assets(3)		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/06	$11.94	$0.21	$1.08	$1.29	$(0.17)	$—	$—	$(0.17)	$13.06	10.84	%(1)	$52,920	0.99%		1.61%		123%
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	—	(0.21)	13.82	7.43		44,695	0.96	(4)	2.02	(4)	169
03/31/08	13.82	0.29	0.05	0.34	(0.35)	(0.22)	—	(0.57)	13.59	2.27	(2)	33,470	1.00		1.98		131
03/31/09	13.59	0.26	(3.22)	(2.96)	(0.37)	(0.36)	—	(0.73)	9.90	(21.59)		18,161	1.01		2.10		210
03/31/10	9.90	0.21	3.65	3.86	(0.41)	—	—	(0.41)	13.35	39.22		20,298	1.04		1.69		97
09/30/10@	13.35	0.10	(0.15)	(0.05)	—	—	—	—	13.30	(0.37)		17,750	1.06	#	1.47	#	45
Multi-Managed Moderate Growth Portfolio Class 2
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	—	(0.16)	13.03	10.72	(1)	177,331	1.14		1.46		123
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	—	(0.19)	13.78	7.22		183,279	1.11	(4)	1.87	(4)	169
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	—	(0.55)	13.56	2.22	(2)	153,903	1.15		1.83		131
03/31/09	13.56	0.24	(3.23)	(2.99)	(0.34)	(0.36)	—	(0.70)	9.87	(21.81)		79,325	1.16		1.94		210
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04		93,527	1.19		1.54		97
09/30/10@	13.31	0.09	(0.14)	(0.05)	—	—	—	—	13.26	(0.38)		77,446	1.21	#	1.33	#	45
Multi-Managed Moderate Growth Portfolio Class 3
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	—	(0.14)	13.02	10.63	(1)	61,977	1.25		1.37		123
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	—	(0.17)	13.77	7.13		74,571	1.21	(4)	1.77	(4)	169
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	—	(0.54)	13.54	2.05	(2)	79,732	1.25		1.73		131
03/31/09	13.54	0.22	(3.21)	(2.99)	(0.33)	(0.36)	—	(0.69)	9.86	(21.87)		52,139	1.26		1.85		210
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96		66,236	1.29		1.43		97
09/30/10@	13.30	0.08	(0.14)	(0.06)	—	—	—	—	13.24	(0.45)		61,225	1.31	#	1.22	#	45

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  The Portfolio's performance was increased by less than 0.14% from a reimbursement by an affiliate.

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%	0.00%	0.01%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02	0.01	0.01	0.00	0.01
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.02	0.01	0.01	0.00	0.01

  (4)  Gross custody credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/06	$12.01	$0.35	$0.41	$0.76	$(0.30)	$—	$—	$(0.30)	$12.47	6.31	%(1)	$39,618	0.96%		2.78%		121%
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	—	(0.37)	12.91	6.51		32,657	0.93		3.22		147
03/31/08	12.91	0.44	0.35	0.79	(0.51)	(0.20)	—	(0.71)	12.99	6.05		26,330	0.97		3.30		109
03/31/09	12.99	0.43	(2.30)	(1.87)	(0.62)	(0.60)	—	(1.22)	9.90	(14.12)		15,643	0.99		3.57		110
03/31/10	9.90	0.38	2.53	2.91	(0.67)	(0.07)	—	(0.74)	12.07	29.76		16,530	1.02		3.25		54
09/30/10@	12.07	0.16	0.13	0.29	—	—	—	—	12.36	2.40		14,474	1.05	#	2.63	#	25
Multi-Managed Income/Equity Portfolio Class 2
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	—	(0.28)	12.44	6.09	(1)	150,711	1.11		2.64		121
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	—	(0.35)	12.88	6.37		147,663	1.08		3.08		147
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	—	(0.69)	12.96	5.91		125,367	1.12		3.15		109
03/31/09	12.96	0.41	(2.29)	(1.88)	(0.60)	(0.60)	—	(1.20)	9.88	(14.23)		67,097	1.14		3.42		110
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53		74,536	1.17		3.10		54
09/30/10@	12.04	0.15	0.13	0.28	—	—	—	—	12.32	2.33		65,601	1.20	#	2.48	#	25
Multi-Managed Income/Equity Portfolio Class 3
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	—	(0.27)	12.43	6.08	(1)	51,526	1.21		2.54		121
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	—	(0.34)	12.87	6.27		57,357	1.18		2.98		147
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	—	(0.68)	12.94	5.74		55,982	1.22		3.05		109
03/31/09	12.94	0.40	(2.30)	(1.90)	(0.58)	(0.60)	—	(1.18)	9.86	(14.37)		34,030	1.24		3.33		110
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46		43,187	1.27		2.99		54
09/30/10@	12.02	0.14	0.14	0.28	—	—	—	—	12.30	2.33		40,118	1.30	#	2.37	#	25

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/06	$12.05	$0.42	$0.06	$0.48	$(0.39)	$—	$—	$(0.39)	$12.14	3.98	%(1)	$31,540	0.95%		3.40%		118%
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	—	(0.63)	12.26	6.27		26,024	0.93		3.85		166
03/31/08	12.26	0.50	0.13	0.63	(0.59)	(0.03)	—	(0.62)	12.27	5.17		21,103	0.98		3.94		121
03/31/09	12.27	0.49	(1.49)	(1.00)	(0.65)	(0.32)	—	(0.97)	10.30	(7.88)		12,585	0.99		4.22		123
03/31/10	10.30	0.45	2.07	2.52	(0.64)	(0.02)	—	(0.66)	12.16	24.67		15,061	1.03		3.86		45
09/30/10@	12.16	0.18	0.26	0.44	—	—	—	—	12.60	3.62		14,299	1.04	#	2.94	#	41
Multi-Managed Income Portfolio Class 2
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	—	(0.37)	12.12	3.84	(1)	108,178	1.10		3.25		118
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	—	(0.61)	12.23	6.04		101,778	1.07		3.71		166
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	—	(0.60)	12.24	5.03		89,971	1.13		3.79		121
03/31/09	12.24	0.48	(1.49)	(1.01)	(0.63)	(0.32)	—	(0.95)	10.28	(7.98)		51,085	1.14		4.07		123
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45		59,005	1.18		3.70		45
09/30/10@	12.13	0.17	0.27	0.44	—	—	—	—	12.57	3.63		58,257	1.19	#	2.79	#	41
Multi-Managed Income Portfolio Class 3
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	—	(0.36)	12.11	3.83	(1)	31,264	1.21		3.16		118
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	—	(0.60)	12.22	5.94		32,909	1.17		3.61		166
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	—	(0.59)	12.23	4.93		36,395	1.23		3.69		121
03/31/09	12.23	0.46	(1.49)	(1.03)	(0.61)	(0.32)	—	(0.93)	10.27	(8.09)		26,657	1.24		3.98		123
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36		33,118	1.28		3.60		45
09/30/10@	12.12	0.16	0.26	0.42	—	—	—	—	12.54	3.47		33,664	1.29	#	2.68	#	41

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/06	$11.30	$0.21	$1.34	$1.55	$(0.16)	$—	$—	$(0.16)	$12.69	13.84	%(3)	$76,762	0.91%		1.78%		118%
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	—	(0.44)	13.92	13.28		63,929	0.94		1.80		84
03/31/08	13.92	0.27	(0.88)	(0.61)	(0.28)	(1.10)	—	(1.38)	11.93	(5.30	)(3)	49,155	0.93		1.93		92
03/31/09	11.93	0.21	(4.16)	(3.95)	(0.64)	(1.02)	—	(1.66)	6.32	(33.40)		27,653	1.00		2.16		206
03/31/10	6.32	0.14	2.79	2.93	(0.07)	—	—	(0.07)	9.18	46.38		31,180	1.06		1.72		123
09/30/10@	9.18	0.09	(0.05)	0.04	—	—	—	—	9.22	0.44		28,168	1.01	#	2.10	#	52
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	—	(0.15)	12.67	13.71	(3)	237,220	1.06		1.63		118
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	—	(0.42)	13.89	13.07		233,703	1.09		1.64		84
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	—	(1.36)	11.90	(5.45	)(3)	197,075	1.08		1.77		92
03/31/09	11.90	0.19	(4.14)	(3.95)	(0.62)	(1.02)	—	(1.64)	6.31	(33.51)		103,279	1.15		2.01		206
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21		1.55		123
09/30/10@	9.17	0.09	(0.06)	0.03	—	—	—	—	9.20	0.33		106,606	1.16	#	1.95	#	52
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	—	(0.14)	12.65	13.63	(3)	78,965	1.15		1.53		118
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	—	(0.41)	13.87	13.00		92,562	1.19		1.53		84
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	—	(1.35)	11.88	(5.54	)(3)	100,281	1.18		1.66		92
03/31/09	11.88	0.18	(4.12)	(3.94)	(0.61)	(1.02)	—	(1.63)	6.31	(33.48)		64,707	1.26		1.89		206
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31		1.39		123
09/30/10@	9.15	0.08	(0.05)	0.03	—	—	—	—	9.18	0.33		78,539	1.26	#	1.85	#	52

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.02%	0.00%	0.01%	0.01%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.02	0.00	0.01	0.01	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.02	0.00	0.01	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.05	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.05	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/06	$15.34	$0.05	$2.31	$2.36	$(0.08)	$—	$—	$(0.08)	$17.62	15.42%	$62,972	0.93%		0.31%	45%
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	—	(1.22)	18.16	10.14	52,206	0.93		0.32	39
03/31/08	18.16	0.04	(0.60)	(0.56)	(0.07)	(1.49)	—	(1.56)	16.04	(4.20)	40,425	0.95		0.23	58
03/31/09	16.04	0.04	(5.54)	(5.50)	(0.04)	(1.49)	—	(1.53)	9.01	(33.88)	22,607	0.95		0.27	52
03/31/10	9.01	(0.01)	4.35	4.34	(0.03)	—	—	(0.03)	13.32	48.21	25,427	0.96		(0.07)	52
09/30/10@	13.32	(0.01)	0.08	0.07	—	—	—	—	13.39	0.53	22,854	0.96	#	(0.20)#	20
Stock Portfolio Class 2
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	—	(0.06)	17.51	15.23	188,970	1.08		0.18	45
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	—	(1.20)	18.03	9.94	185,413	1.08		0.18	39
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	—	(1.54)	15.91	(4.37)	157,580	1.10		0.08	58
03/31/09	15.91	0.02	(5.49)	(5.47)	(0.01)	(1.49)	—	(1.50)	8.94	(33.97)	81,944	1.11		0.12	52
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11		(0.22)	52
09/30/10@	13.22	(0.02)	0.09	0.07	—	—	—	—	13.29	0.53	83,846	1.11	#	(0.35)#	20
Stock Portfolio Class 3
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	—	(0.05)	17.47	15.16	63,310	1.18		0.09	45
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	—	(1.18)	17.98	9.81	74,581	1.18		0.08	39
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	—	(1.52)	15.86	(4.46)	82,341	1.21		(0.03)	58
03/31/09	15.86	0.00	(5.46)	(5.46)	—	(1.49)	—	(1.49)	8.91	(34.00)	52,723	1.21		0.02	52
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21		(0.32)	52
09/30/10@	13.17	(0.03)	0.09	0.06	—	—	—	—	13.23	0.46	63,717	1.21	#	(0.44)#	20

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/06	$8.33	$0.01	$1.16	$1.17	$(0.03)	$—	$—	$(0.03)	$9.47	14.05%	$11,672	0.94%		0.13%		54%
03/31/07	9.47	0.03	0.46	0.49	—	—	—	—	9.96	5.17	10,451	0.93	(1)	0.34	(1)	53
03/31/08	9.96	0.02	0.39	0.41	(0.07)	(0.09)	—	(0.16)	10.21	3.96	8,166	0.90		0.18		60
03/31/09	10.21	0.01	(3.74)	(3.73)	—	(0.42)	—	(0.42)	6.06	(36.49)	3,801	0.92		0.16		54
03/31/10	6.06	0.03	2.97	3.00	—	—	—	—	9.06	49.50	4,730	0.91		0.33		45
09/30/10@	9.06	0.02	(0.15)	(0.13)	—	—	—	—	8.93	(1.43)	4,020	0.91	#	0.39	#	16
Large Cap Growth Portfolio Class 2
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	—	(0.02)	9.40	13.89	90,485	1.09		(0.02)		54
03/31/07	9.40	0.02	0.46	0.48	—	—	—	—	9.88	5.11	94,990	1.08	(1)	0.19	(1)	53
03/31/08	9.88	0.00	0.38	0.38	(0.05)	(0.09)	—	(0.14)	10.12	3.76	81,642	1.05		0.03		60
03/31/09	10.12	0.00	(3.71)	(3.71)	—	(0.42)	—	(0.42)	5.99	(36.63)	37,914	1.07		0.01		54
03/31/10	5.99	0.01	2.95	2.96	—	—	—	—	8.95	49.42	50,226	1.06		0.18		45
09/30/10@	8.95	0.01	(0.15)	(0.14)	—	—	—	—	8.81	(1.56)	43,618	1.06	#	0.24	#	16
Large Cap Growth Portfolio Class 3
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	—	(0.01)	9.38	13.82	77,751	1.19		(0.12)		54
03/31/07	9.38	0.01	0.45	0.46	—	—	—	—	9.84	4.90	140,327	1.18	(1)	0.11	(1)	53
03/31/08	9.84	(0.01)	0.39	0.38	(0.05)	(0.09)	—	(0.14)	10.08	3.69	168,979	1.15		(0.07)		60
03/31/09	10.08	(0.00)	(3.70)	(3.70)	—	(0.42)	—	(0.42)	5.96	(36.67)	143,136	1.17		(0.06)		54
03/31/10	5.96	0.01	2.92	2.93	—	—	—	—	8.89	49.16	218,545	1.16		0.08		45
09/30/10@	8.89	0.01	(0.15)	(0.14)	—	—	—	—	8.75	(1.57)	211,159	1.16	#	0.14	#	16

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Gross custody credit of 0.01%

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.01%	0.00%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.01	0.00	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income to average net assets(1)(2)		Portfolio turnover
Large Cap Composite Portfolio Class 1
03/31/06	$9.53	$0.06	$0.97	$1.03	$(0.07)	$—	$—	$(0.07)	$10.49	10.86%	$3,770	1.10%		0.56%		70%
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	—	(0.05)	11.54	10.54	3,452	1.10		0.63		76
03/31/08	11.54	0.09	(0.51)	(0.42)	(0.08)	(0.46)	—	(0.54)	10.58	(4.17)	2,553	1.10		0.72		93
03/31/09	10.58	0.09	(4.06)	(3.97)	(0.11)	(0.84)	—	(0.95)	5.66	(37.86)	1,205	1.10		1.00		95
03/31/10	5.66	0.05	2.57	2.62	(0.09)	—	—	(0.09)	8.19	46.45	1,151	1.10		0.63		71
09/30/10@	8.19	0.02	(0.11)	(0.09)	(0.08)	—	—	(0.08)	8.02	(1.11)	974	1.10	#	0.53	#	37
Large Cap Composite Portfolio Class 2
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	—	(0.06)	10.46	10.63	31,059	1.25		0.42		70
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	—	(0.04)	11.51	10.42	34,285	1.25		0.49		76
03/31/08	11.51	0.07	(0.51)	(0.44)	(0.06)	(0.46)	—	(0.52)	10.55	(4.31)	26,754	1.25		0.57		93
03/31/09	10.55	0.07	(4.04)	(3.97)	(0.09)	(0.84)	—	(0.93)	5.65	(37.95)	11,741	1.25		0.84		95
03/31/10	5.65	0.03	2.58	2.61	(0.08)	—	—	(0.08)	8.18	46.29	13,874	1.25		0.47		71
09/30/10@	8.18	0.02	(0.13)	(0.11)	(0.06)	—	—	(0.06)	8.01	(1.31)	11,980	1.25	#	0.38	#	37
Large Cap Composite Portfolio Class 3
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	—	(0.05)	10.45	10.65	10,919	1.35		0.33		70
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	—	(0.03)	11.50	10.34	13,780	1.35		0.39		76
03/31/08	11.50	0.06	(0.52)	(0.46)	(0.05)	(0.46)	—	(0.51)	10.53	(4.48)	14,570	1.35		0.47		93
03/31/09	10.53	0.06	(4.03)	(3.97)	(0.08)	(0.84)	—	(0.92)	5.64	(38.03)	7,381	1.35		0.75		95
03/31/10	5.64	0.03	2.57	2.60	(0.07)	—	—	(0.07)	8.17	46.21	9,955	1.35		0.36		71
09/30/10@	8.17	0.01	(0.12)	(0.11)	(0.05)	—	—	(0.05)	8.01	(1.33)	9,031	1.35	#	0.28	#	37

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Large Cap Composite Portfolio Class 1	0.12%	(0.08)%	0.18%	0.38%	0.51%	0.48%
Large Cap Composite Portfolio Class 2	0.11	(0.08)	0.18	0.37	0.51	0.48
Large Cap Composite Portfolio Class 3	0.11	(0.08)	0.19	0.38	0.51	0.48

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Large Cap Composite Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%
Large Cap Composite Portfolio Class 2	0.00	0.01	0.01	0.01	0.00	0.00
Large Cap Composite Portfolio Class 3	0.00	0.01	0.01	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/06	$11.66	$0.17	$1.26	$1.43	$(0.12)	$(0.07)	$—	$(0.19)	$12.90	12.31%	$15,219	0.95%		1.38%	39%
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	—	(0.58)	14.29	15.33	17,408	0.90		1.47	34
03/31/08	14.29	0.24	(1.03)	(0.79)	(0.17)	(0.54)	—	(0.71)	12.79	(6.05)	13,278	0.89		1.64	37
03/31/09	12.79	0.25	(5.24)	(4.99)	(0.20)	(0.79)	—	(0.99)	6.81	(39.83)	5,654	0.89		2.34	56
03/31/10	6.81	0.15	3.71	3.86	(0.25)	—	—	(0.25)	10.42	57.01	5,999	0.89		1.63	47
09/30/10@	10.42	0.08	(0.36)	(0.28)	—	—	—	—	10.14	(2.69)	5,426	0.91	#	1.59 #	17
Large Cap Value Portfolio Class 2
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	—	(0.17)	12.87	12.09	115,372	1.10		1.23	39
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	—	(0.56)	14.26	15.22	129,525	1.05		1.32	34
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	—	(0.68)	12.76	(6.20)	96,771	1.04		1.49	37
03/31/09	12.76	0.23	(5.22)	(4.99)	(0.18)	(0.79)	—	(0.97)	6.80	(39.92)	41,858	1.04		2.20	56
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04		1.47	47
09/30/10@	10.40	0.07	(0.36)	(0.29)	—	—	—	—	10.11	(2.79)	47,249	1.06	#	1.44 #	17
Large Cap Value Portfolio Class 3
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	—	(0.16)	12.86	12.00	85,913	1.20		1.14	39
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	—	(0.55)	14.24	15.06	189,817	1.15		1.23	34
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	—	(0.67)	12.74	(6.29)	253,167	1.14		1.42	37
03/31/09	12.74	0.22	(5.21)	(4.99)	(0.17)	(0.79)	—	(0.96)	6.79	(40.01)	196,450	1.14		2.18	56
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14		1.37	47
09/30/10@	10.39	0.07	(0.36)	(0.29)	—	—	—	—	10.10	(2.79)	235,704	1.16	#	1.34 #	17
Mid Cap Growth Portfolio Class 1
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	—	(0.42)	14.82	25.04	14,981	1.04		(0.18)	86
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	—	(1.03)	14.76	6.78	13,109	1.01		(0.23)	71
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	—	(1.41)	13.21	(2.17)	8,995	1.02		(0.27)	68
03/31/09	13.21	(0.02)	(5.05)	(5.07)	—	(1.70)	—	(1.70)	6.44	(38.07)	4,535	1.06		(0.20)	83
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10		(0.14)	86
09/30/10@	10.25	(0.01)	0.21	0.20	—	—	—	—	10.45	1.95	4,895	1.12	#	(0.25)#	30
Mid Cap Growth Portfolio Class 2
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	—	(0.42)	14.70	24.98	96,349	1.19		(0.30)	86
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	—	(1.03)	14.60	6.55	92,566	1.16		(0.37)	71
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	—	(1.41)	13.03	(2.34)	74,517	1.17		(0.42)	68
03/31/09	13.03	(0.04)	(4.97)	(5.01)	—	(1.70)	—	(1.70)	6.32	(38.13)	32,613	1.21		(0.36)	83
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25		(0.29)	86
09/30/10@	10.04	(0.02)	0.22	0.20	—	—	—	—	10.24	1.99	37,556	1.27	#	(0.40)#	30
Mid Cap Growth Portfolio Class 3
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	—	(0.42)	14.64	24.79	45,247	1.29		(0.38)	86
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	—	(1.03)	14.53	6.51	58,718	1.26		(0.46)	71
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	—	(1.41)	12.95	(2.42)	67,692	1.27		(0.51)	68
03/31/09	12.95	(0.05)	(4.94)	(4.99)	—	(1.70)	—	(1.70)	6.26	(38.23)	30,963	1.31		(0.45)	83
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35		(0.38)	86
09/30/10@	9.94	(0.02)	0.20	0.18	—	—	—	—	10.12	1.81	50,604	1.37	#	(0.50)#	30

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.01	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.01	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/06	$17.74	$0.17	$2.60	$2.77	$(0.11)	$(1.16)	$—	$(1.27)	$19.24	15.99%	$17,245	1.02%		0.92%		46%
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	—	(2.03)	19.96	14.73	16,234	0.97		0.83		46
03/31/08	19.96	0.16	(2.65)	(2.49)	(0.15)	(1.79)	—	(1.94)	15.53	(13.50)	10,716	0.99	(2)	0.84	(2)	61
03/31/09	15.53	0.17	(6.19)	(6.02)	(0.17)	(1.85)	—	(2.02)	7.49	(39.41)	4,583	1.01	(2)	1.30	(2)	78
03/31/10	7.49	0.09	4.46	4.55	(0.17)	—	—	(0.17)	11.87	61.00	5,063	1.07	(2)	0.81	(2)	85
09/30/10@	11.87	0.06	0.12	0.18	—	—	—	—	12.05	1.52	4,405	1.06	#(2)	0.92	#(2)	39
Mid Cap Value Portfolio Class 2
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	—	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	—	(2.00)	19.89	14.50	127,417	1.12		0.68		46
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	—	(1.91)	15.47	(13.64)	84,364	1.14	(2)	0.68	(2)	61
03/31/09	15.47	0.15	(6.16)	(6.01)	(0.14)	(1.85)	—	(1.99)	7.47	(39.48)	36,150	1.16	(2)	1.15	(2)	78
03/31/10	7.47	0.08	4.44	4.52	(0.15)	—	—	(0.15)	11.84	60.74	47,120	1.22	(2)	0.66	(2)	85
09/30/10@	11.84	0.05	0.12	0.17	—	—	—	—	12.01	1.44	43,528	1.21	#(2)	0.79	#(2)	39
Mid Cap Value Portfolio Class 3
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	—	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	—	(1.98)	19.86	14.43	70,308	1.22		0.59		46
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	—	(1.89)	15.44	(13.75)	100,286	1.24	(2)	0.63	(2)	61
03/31/09	15.44	0.13	(6.14)	(6.01)	(0.12)	(1.85)	—	(1.97)	7.46	(39.54)	60,672	1.27	(2)	1.12	(2)	78
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53	91,984	1.32	(2)	0.56	(2)	85
09/30/10@	11.82	0.04	0.12	0.16	—	—	—	—	11.98	1.35	88,362	1.31	#(2)	0.71	#(2)	39
Small Cap Portfolio Class 1
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	—	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	—	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	—	(0.78)	8.49	(16.33)	6,140	1.09	(2)	0.11	(2)	126
03/31/09	8.49	0.01	(3.13)	(3.12)	—	(0.35)	—	(0.35)	5.02	(36.89)	3,032	1.07	(2)	0.19	(2)	313
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77	3,201	1.02	(2)	(0.19	)(2)	143
09/30/10@	8.16	(0.00)	(0.10)	(0.10)	—	—	—	—	8.06	(1.23)	2,702	1.04	#(2)	(0.06	)#(2)	46
Small Cap Portfolio Class 2
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	—	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	—	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	—	(0.78)	8.39	(16.33)	54,909	1.24	(2)	(0.04	)(2)	126
03/31/09	8.39	0.00	(3.09)	(3.09)	—	(0.35)	—	(0.35)	4.95	(36.97)	25,718	1.22	(2)	0.03	(2)	313
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22	36,964	1.17	(2)	(0.34	)(2)	143
09/30/10@	8.03	(0.01)	(0.08)	(0.09)	—	—	—	—	7.94	(1.12)	32,379	1.20	#(2)	(0.21	)#(2)	46
Small Cap Portfolio Class 3
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	—	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	—	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	—	(0.78)	8.33	(16.50)	127,947	1.34	(2)	(0.12	)(2)	126
03/31/09	8.33	0.00	(3.07)	(3.07)	—	(0.35)	—	(0.35)	4.91	(37.00)	100,009	1.31	(2)	0.04	(2)	313
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12	147,596	1.27	(2)	(0.44	)(2)	143
09/30/10@	7.96	(0.01)	(0.09)	(0.10)	—	—	—	—	7.86	(1.26)	130,855	1.30	#(2)	(0.31	)#(2)	46

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07
Small Cap Portfolio Class 1	0.02%	0.03%
Small Cap Portfolio Class 2	0.02	0.03
Small Cap Portfolio Class 3	0.02	0.03

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Mid Cap Value Class 1	—%	—%	0.00%	0.01%	0.02%	0.01%
Mid Cap Value Class 2	—	—	0.00	0.01	0.02	0.01
Mid Cap Value Class 3	—	—	0.00	0.01	0.02	0.01
Small Cap Portfolio Class 1	0.00	0.03	0.02	0.02	0.00	0.01
Small Cap Portfolio Class 2	0.00	0.03	0.02	0.02	0.00	0.01
Small Cap Portfolio Class 3	0.00	0.03	0.02	0.02	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/06	$8.52	$0.09	$2.11	$2.20	$(0.05)	$(0.14)	$—	$(0.19)	$10.53	25.99%	$12,326	1.30	%(1)	0.97	%(1)	71%
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	—	(0.45)	11.91	17.67	14,765	1.29	(1)(2)	1.16	(1)(2)	80
03/31/08	11.91	0.17	(0.58)	(0.41)	(0.11)	(0.71)	—	(0.82)	10.68	(4.33)	13,015	1.18	(2)	1.38	(2)	83
03/31/09	10.68	0.21	(5.04)	(4.83)	(0.21)	(0.67)	—	(0.88)	4.97	(45.96)	5,407	1.16	(2)	2.61	(2)	111
03/31/10	4.97	0.10	2.46	2.56	(0.13)	—	—	(0.13)	7.40	51.49	5,745	1.18	(2)	1.52	(2)	110
09/30/10@	7.40	0.07	0.02	0.09	—	—	—	—	7.49	1.22	5,276	1.12	#(2)	1.98	#(2)	52
International Equity Portfolio Class 2
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	—	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	—	(0.44)	11.88	17.36	154,690	1.44	(1)(2)	1.01	(1)(2)	80
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	—	(0.80)	10.66	(4.37)	120,816	1.33	(2)	1.25	(2)	83
03/31/09	10.66	0.21	(5.04)	(4.83)	(0.19)	(0.67)	—	(0.86)	4.97	(46.01)	44,014	1.31	(2)	2.49	(2)	111
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(2)	1.33	(2)	110
09/30/10@	7.39	0.07	0.02	0.09	—	—	—	—	7.48	1.22	48,875	1.27	#(2)	1.84	#(2)	52
International Equity Portfolio Class 3
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	—	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	—	(0.43)	11.86	17.29	218,009	1.54	(1)(2)	0.80	(1)(2)	80
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	—	(0.79)	10.63	(4.55)	276,852	1.43	(2)	1.04	(2)	83
03/31/09	10.63	0.17	(4.99)	(4.82)	(0.18)	(0.67)	—	(0.85)	4.96	(46.05)	177,116	1.41	(2)	2.18	(2)	111
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(2)	1.22	(2)	110
09/30/10@	7.38	0.06	0.03	0.09	—	—	—	—	7.47	1.22	249,784	1.37	#(2)	1.68	#(2)	52
Diversified Fixed Income Portfolio Class 1
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	—	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	10.42	0.45	0.15	0.60	(0.33)	(0.00)	—	(0.33)	10.69	5.81	9,479	0.80		4.19		108
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
03/31/09	11.09	0.42	(0.50)	(0.08)	(0.43)	—	—	(0.43)	10.58	(0.73)	6,976	0.80		3.88		112
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121
09/30/10@	11.13	0.18	0.58	0.76	—	—	—	—	11.89	6.83	6,443	0.78	#	3.19	#	72
Diversified Fixed Income Portfolio Class 2
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	—	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	10.40	0.42	0.16	0.58	(0.31)	(0.00)	—	(0.31)	10.67	5.66	101,549	0.95		4.05		108
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
03/31/09	11.07	0.41	(0.51)	(0.10)	(0.41)	—	—	(0.41)	10.56	(0.88)	84,864	0.95		3.73		112
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121
09/30/10@	11.11	0.18	0.57	0.75	—	—	—	—	11.86	6.75	74,987	0.93	#	3.04	#	72
Diversified Fixed Income Portfolio Class 3
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	—	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	10.38	0.40	0.17	0.57	(0.30)	(0.00)	—	(0.30)	10.65	5.57	123,975	1.05		3.96		108
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118
03/31/09	11.04	0.39	(0.50)	(0.11)	(0.40)	—	—	(0.40)	10.53	(0.98)	200,107	1.05		3.63		112
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121
09/30/10@	11.08	0.17	0.57	0.74	—	—	—	—	11.82	6.68	323,086	1.03	#	2.94	#	72

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07
International Equity Portfolio Class 1	0.03%	(0.04)%
International Equity Portfolio Class 2	0.03	(0.04)
International Equity Portfolio Class 3	0.03	(0.05)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 3
03/31/06	$9.66	$0.48	$0.23	$0.71	$(0.29)	$(0.01)	$—	$(0.30)	$10.07	7.45%	$48,116	1.47	%(1)(2)	4.59	%(1)(2)	42%
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	—	(0.39)	10.49	8.07	97,104	1.21	(2)	5.21	(2)	91
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	—	(0.59)	9.88	(0.29)	130,564	1.26	(2)	5.59	(2)	102
03/31/09	9.88	0.57	(1.80)	(1.23)	(0.61)	—	—	(0.61)	8.04	(12.14)	113,134	1.21		6.35		102
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(4)	4.83	(4)	204
09/30/10@	9.41	0.07	0.24	0.31	—	—	—	—	9.72	3.29	181,421	0.99	#	1.50	#	35
Cash Management Portfolio Class 1
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	—	(0.13)	11.07	3.13	4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	(0.00)	—	(0.29)	11.31	4.79 (3)	6,967	0.56		4.68		—
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	—	(0.48)	11.23	3.56	9,459	0.56		4.40		—
03/31/09	11.23	0.18	(0.10)	0.08	(0.29)	(0.00)	—	(0.29)	11.02	0.68	7,354	0.54		1.58		—
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—
09/30/10@	10.79	(0.01)	—	(0.01)	—	—	—	—	10.78	(0.09)	2,422	0.56	#	(0.21	)#	—
Cash Management Portfolio Class 2
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	—	(0.11)	11.05	2.98	38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	(0.00)	—	(0.27)	11.29	4.64 (3)	51,617	0.70		4.55		—
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	—	(0.46)	11.21	3.41	65,845	0.71		4.25		—
03/31/09	11.21	0.14	(0.08)	0.06	(0.27)	(0.00)	—	(0.27)	11.00	0.53	90,514	0.69		1.30		—
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—
09/30/10@	10.77	(0.02)	—	(0.02)	—	—	—	—	10.75	(0.19)	34,396	0.71	#	(0.38	)#	—
Cash Management Portfolio Class 3
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	—	(0.10)	11.04	2.88	21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	(0.00)	—	(0.26)	11.28	4.55 (3)	49,737	0.81		4.46		—
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	—	(0.45)	11.20	3.32	53,210	0.81		4.27		—
03/31/09	11.20	0.12	(0.07)	0.05	(0.26)	(0.00)	—	(0.26)	10.99	0.43	102,201	0.79		1.15		—
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—
09/30/10@	10.76	(0.03)	—	(0.03)	—	—	—	—	10.73	(0.28)	58,281	0.81	#	(0.48	)#	—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

03/31/06
Real Return Portfolio Class 3	(0.09)%
Cash Management Portfolio Class 1	0.03
Cash Management Portfolio Class 2	0.03
Cash Management Portfolio Class 3	0.03

  (2)  Gross of Custody Credits of 0.01%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

  (4)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10
Real Return Portfolio Class 3	0.00%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Growth Portfolio Class 1
03/31/06	$7.60	$(0.05)	$1.55	$1.50	$—	$—	$—	$—	$9.10	19.74%		$7,907	1.17	%(1)	(0.59	)%(1)	102%
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—	—	9.12	0.22		4,423	1.11	(1)(3)	(0.30	)(1)(3)	120
03/31/08	9.12	(0.04)	0.34	0.30	—	—	—	—	9.42	3.29		3,387	1.13		(0.35)		126
03/31/09	9.42	(0.01)	(3.40)	(3.41)	—	(0.55)	—	(0.55)	5.46	(36.10	)(4)	1,960	1.15		(0.20)		263
03/31/10	5.46	(0.02)	2.80	2.78	—	—	—	—	8.24	50.92		2,156	1.18		(0.31)		104
09/30/10@	8.24	(0.02)	0.41	0.39	—	—	—	—	8.63	4.73		2,028	1.19	#	(0.54	)#	106
Focus Growth Portfolio Class 2
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—	—	9.03	19.60		73,281	1.32	(1)	(0.74	)(1)	102
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	—	9.03	0.00		62,866	1.25	(1)(3)	(0.48	)(1)(3)	120
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	—	9.32	3.21		58,266	1.29		(0.50)		126
03/31/09	9.32	(0.03)	(3.36)	(3.39)	—	(0.55)	—	(0.55)	5.38	(36.28	)(4)	27,693	1.30		(0.35)		263
03/31/10	5.38	(0.03)	2.77	2.74	—	—	—	—	8.12	50.93		31,689	1.33		(0.47)		104
09/30/10@	8.12	(0.03)	0.40	0.37	—	—	—	—	8.49	4.56		28,832	1.34	#	(0.69	)#	106
Focus Growth Portfolio Class 3
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—	—	9.00	19.52		39,589	1.41	(1)	(0.81	)(1)	102
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	—	8.99	(0.11)		52,391	1.35	(1)(3)	(0.59	)(1)(3)	120
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	—	9.27	3.11		54,728	1.39		(0.61)		126
03/31/09	9.27	(0.03)	(3.35)	(3.38)	—	(0.55)	—	(0.55)	5.34	(36.37	)(4)	30,075	1.40		(0.45)		263
03/31/10	5.34	(0.04)	2.75	2.71	—	—	—	—	8.05	50.75		41,988	1.43		(0.58)		104
09/30/10@	8.05	(0.03)	0.40	0.37	—	—	—	—	8.42	4.60		50,652	1.44	#	(0.76	)#	106

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07
Focus Growth Portfolio Class 1	(0.03)%	0.00%
Focus Growth Portfolio Class 2	(0.03)	0.00
Focus Growth Portfolio Class 3	(0.03)	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Focus Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Focus Growth Portfolio Class 2	0.00	0.01	0.01	0.01	0.01	0.01
Focus Growth Portfolio Class 3	0.00	0.01	0.01	0.01	0.01	0.01

  (3)  Gross of custody credit of 0.01%.

  (4)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus TechNet Portfolio Class 2
03/31/06	$5.02	$(0.08)	$1.48	$1.40	$—	$—	$—	$—	$6.42	27.89%		$36,331	1.65	%(1)	(1.31	)%(1)	116%
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	—	(0.21)	6.10	(1.76)		24,613	1.65	(1)	(1.37	)(1)	81
03/31/08	6.10	(0.09)	(0.26)	(0.35)	—	—	—	—	5.75	(5.74)		20,978	1.59	(1)(2)	(1.31	)(1)(2)	156
03/31/09	5.75	(0.06)	(1.71)	(1.77)	—	(0.60)	—	(0.60)	3.38	(29.86)		9,713	1.50	(1)(2)	(1.27	)(1)(2)	115
03/31/10	3.38	(0.05)	1.95	1.90	—	—	—	—	5.28	56.21		14,366	1.50	(1)(2)	(1.21	)(1)(2)	81
09/30/10@	5.28	(0.03)	0.80	0.77	—	—	—	—	6.05	14.58		13,968	1.50	#(1)(2)	(1.29	)#(1)(2)	31
Focus TechNet Portfolio Class 3
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—	—	6.40	27.74		19,386	1.75	(1)	(1.41	)(1)	116
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	—	(0.21)	6.07	(1.92)		18,436	1.75	(1)	(1.47	)(1)	81
03/31/08	6.07	(0.09)	(0.26)	(0.35)	—	—	—	—	5.72	(5.77)		19,501	1.68	(1)(2)	(1.40	)(1)(2)	156
03/31/09	5.72	(0.07)	(1.70)	(1.77)	—	(0.60)	—	(0.60)	3.35	(30.04)		9,966	1.60	(1)(2)	(1.37	)(1)(2)	115
03/31/10	3.35	(0.06)	1.95	1.89	—	—	—	—	5.24	56.42		17,063	1.60	(1)(2)	(1.30	)(1)(2)	81
09/30/10@	5.24	(0.04)	0.80	0.76	—	—	—	—	6.00	14.50		18,079	1.60	#(1)(2)	(1.39	)#(1)(2)	31
Focus Growth and Income Portfolio Class 2
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	—	(0.02)	10.61	13.96		48,297	1.42	(1)	0.94	(1)	164
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	—	(0.65)	11.51	14.68		52,060	1.30	(1)	0.58	(1)	151
03/31/08	11.51	0.02	(0.98)	(0.96)	(0.06)	(1.59)	—	(1.65)	8.90	(10.66)		38,215	1.33	(2)	0.17	(2)	248
03/31/09	8.90	0.08	(3.37)	(3.29)	(0.03)	(1.20)	—	(1.23)	4.38	(38.17)		16,592	1.34	(2)	1.10	(2)	174
03/31/10	4.38	0.06	2.14	2.20	(0.09)	—	—	(0.09)	6.49	50.48		20,066	1.43	(2)	0.96	(2)	167
09/30/10@	6.49	0.01	0.17	0.18	(0.07)	—	—	(0.07)	6.60	2.81		18,180	1.42	#(2)	0.27	#(2)	77
Focus Growth and Income Portfolio Class 3
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	—	(0.01)	10.58	13.90		27,151	1.52	(1)	0.85	(1)	164
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	—	(0.64)	11.48	14.63		34,685	1.39	(1)	0.47	(1)	151
03/31/08	11.48	0.01	(0.97)	(0.96)	(0.05)	(1.59)	—	(1.64)	8.88	(10.68)		32,826	1.43	(2)	0.06	(2)	248
03/31/09	8.88	0.08	(3.37)	(3.29)	(0.02)	(1.20)	—	(1.22)	4.37	(38.23)		14,952	1.44	(2)	1.03	(2)	174
03/31/10	4.37	0.05	2.14	2.19	(0.09)	—	—	(0.09)	6.47	50.20		19,476	1.53	(2)	0.84	(2)	167
09/30/10@	6.47	0.01	0.16	0.17	(0.06)	—	—	(0.06)	6.58	2.68		18,867	1.52	#(2)	0.18	#(2)	77
Focus Value Portfolio Class 2
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	—	(0.61)	15.25	14.92		73,413	1.39	(1)	0.45	(1)	152
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	—	(0.42)	17.83	19.78		86,877	1.27	(1)(2)	1.01	(1)(2)	70
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	—	(1.96)	14.97	(6.29	)(3)	69,468	1.27	(2)	1.28	(2)	87
03/31/09	14.97	0.17	(5.69)	(5.52)	(0.23)	(1.41)	—	(1.64)	7.81	(37.55)		29,670	1.28	(2)	1.42	(2)	106
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88		34,754	1.30	(2)	1.91	(2)	53
09/30/10@	11.70	0.03	0.07	0.10	—	—	—	—	11.80	0.85		29,909	1.32	#(2)	0.60	#(2)	31
Focus Value Portfolio Class 3
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	—	(0.60)	15.22	14.78		41,737	1.48	(1)	0.37	(1)	152
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	—	(0.41)	17.80	19.72		73,769	1.36	(1)(2)	0.91	(1)(2)	70
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	—	(1.95)	14.94	(6.38	)(3)	88,961	1.38	(2)	1.19	(2)	87
03/31/09	14.94	0.16	(5.67)	(5.51)	(0.22)	(1.41)	—	(1.63)	7.80	(37.58)		38,893	1.38	(2)	1.30	(2)	106
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64		54,244	1.40	(2)	1.81	(2)	53
09/30/10@	11.68	0.03	0.06	0.09	—	—	—	—	11.77	0.77		53,496	1.42	#(2)	0.49	#(2)	31

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Focus TechNet Portfolio Class 2	(0.06)%	0.06%	0.03%	0.16%	0.20%	0.16%
Focus TechNet Portfolio Class 3	(0.07)	0.06	0.04	0.16	0.20	0.16
Focus Growth and Income Portfolio Class 2	(0.10)	0.00	—	—	—	—
Focus Growth and Income Portfolio Class 3	(0.10)	0.00	—	—	—	—
Focus Value Portfolio Class 2	(0.07)	0.00	—	—	—	—
Focus Value Portfolio Class 3	(0.07)	0.00	—	—	—	—

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	03/31/09	03/31/10	09/30/10#@
Focus TechNet Portfolio Class 2	—%	0.01%	0.04%	0.01%	0.02%
Focus TechNet Portfolio Class 3	—	0.01	0.04	0.01	0.02
Focus Growth and Income Portfolio Class 2	—	0.04	0.02	0.01	0.01
Focus Growth and Income Portfolio Class 3	—	0.05	0.02	0.01	0.01
Focus Value Portfolio Class 2	0.00	0.02	0.03	0.01	0.01
Focus Value Portfolio Class 3	0.00	0.02	0.03	0.01	0.01

  (3)  The Portfolio's performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/06	$9.85	$0.02	$1.62	$1.64	$(0.05)	$(0.01)	$—	$(0.06)	$11.43	16.61%	$63,384	0.34	%(1)(3)	0.21	%(1)(3)	24%
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	—	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9
03/31/08	12.68	0.16	(0.85)	(0.69)	(0.13)	(0.22)	—	(0.35)	11.64	(5.68)	195,554	0.16		0.52		19
03/31/09	11.64	0.10	(4.64)	(4.54)	(0.33)	(0.79)	—	(1.12)	5.98	(39.60)	103,756	0.16		1.06		21
03/31/10	5.98	0.08	3.09	3.17	(0.29)	—	—	(0.29)	8.86	53.32	135,514	0.17		1.03		6
09/30/10@	8.86	(0.01)	(0.02)	(0.03)	—	—	—	—	8.83	(0.34)	123,377	0.17	#	(0.17	)#	11
Allocation Moderate Growth Portfolio Class 3
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	—	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	—	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	—	(0.28)	11.55	(3.98)	428,731	0.14	(4)	1.15	(4)	13
03/31/09	11.55	0.17	(4.14)	(3.97)	(0.21)	(0.33)	—	(0.54)	7.04	(34.57)	387,825	0.15		1.80		25
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14		1.75		12
09/30/10@	9.83	(0.01)	0.10	0.09	—	—	—	—	9.92	0.92	578,641	0.14	#	(0.14	)#	9
Allocation Moderate Portfolio Class 3
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	—	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	—	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	—	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
03/31/09	11.28	0.21	(3.55)	(3.34)	(0.27)	(0.41)	—	(0.68)	7.26	(29.78)	186,675	0.16		2.27		36
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15		2.10		17
09/30/10@	9.79	(0.01)	0.16	0.15	—	—	—	—	9.94	1.53	271,178	0.15	#	(0.15	)#	7
Allocation Balanced Portfolio Class 3
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	—	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	—	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	—	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23
03/31/09	11.01	0.28	(2.95)	(2.67)	(0.21)	(0.24)	—	(0.45)	7.89	(24.29)	122,808	0.17		2.96		28
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16		2.60		13
09/30/10@	10.06	(0.01)	0.27	0.26	—	—	—	—	10.32	2.58	208,229	0.16	#	(0.16	)#	4

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/06	03/31/07
Allocation Growth Portfolio Class 3	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	—	0.00
Allocation Moderate Portfolio Class 3	(0.04)	0.00
Allocation Balanced Portfolio Class 3	0.00	0.02

  (2)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (3)  Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

  (4)  Gross of Custody Credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS
September 30, 2010 (unaudited)

At a meeting held on September 21, 2010, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management Corp. ("SunAmerica") and the Trust (the "Advisory Agreement") and the continuation of the subadvisory agreements between SunAmerica and each of the following subadvisers (the "Subadvisory Agreements"): BAMCO, Inc. ("BAMCO"), BofA Advisors, LLC (formerly, Columbia Management Advisors, LLC) ("BofA Advisors"), ClearBridge Advisors, LLC, ("ClearBridge"), Goldman Sachs Asset Management, L.P. ("GSAM"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), Putnam Investment Management, LLC ("Putnam"), RCM Capital Management LLC ("RCM"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), Third Avenue Management LLC ("Third Avenue"), Thornburg Investment Management, Inc. ("Thornburg") and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included:

(1)  the nature, extent and quality of the investment advisory and administrative services provided by the SunAmerica and the Subadvisers, including information regarding their respective compliance and regulatory histories, as well as, including information on their risk management processes;

(2)  the size and structure of the investment advisory fee and any other material payments to the SunAmerica and the Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by SunAmerica (and its affiliates) and the Subadvisers in connection with their management of the Portfolios;

(3)  the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against benchmarks and/or indices;

(4)  the costs of services and the benefits potentially derived by SunAmerica and the Subadvisers;

(5)  the terms of the Advisory Contracts;

(6)  the extent to which SunAmerica and the Subadvisers realize economies of scale and shares them with the Portfolios; and

(7)  the organizational capability and financial condition of SunAmerica and the Subadvisers and their affiliates.

In addition, the Board considered (a) the relationship between the Trust and SunAmerica; and (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered expenses and performance of SunAmerica and the Subadvisers with respect to accounts managed by each that have comparable investment objectives and strategies to each of the Trust's Portfolios that they manage.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered the Subadvisers' personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board also considered SunAmerica's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica's code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' prospectus. Additionally, the Board considered SunAmerica's compliance and regulatory history.

The Board reviewed SunAmerica's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. The Board considered SunAmerica's and the Subadvisors' risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica's or the Sub-advisers' ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and

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12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper as well as information provided by management. The Board also considered advisory fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios for which they serve as Subadviser.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30 from Lipper and performance information as of June 30, 2010 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' overall performance and each Subadviser's performance within a Portfolio, and management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered the following expense and performance information provided by Lipper and management in making its determinations. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory/subadvisory fees to the Portfolio but that it promotes greater performance consistency within the Portfolio's investment objective/strategy.

•  Allocation Balanced Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that the Portfolio's subadvisory fees were near median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Mixed-Asset Target Allocation-Moderate Index for the one-year period but outperformed the Index for the three- and five-year periods. In addition, it was noted that the Portfolio was below the median of its Performance Group for the one-, three- and five-year periods but was above the median of its Performance Universe for the three-year period and in line with the median for the one- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Growth Portfolio (subadvised by Ibbotson).  The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Core Index for the one-year period and was in line with the Index for the three- and outperformed the five-year periods. It was noted that the Portfolio's performance was in line with the median of its Performance Group for the one- and five-year periods and was below the median for three-year period. The Portfolio was below the median of its Performance Universe for the one- and three-year periods but was in line with the median for the five-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Moderate Portfolio (subadvised by Ibbotson).  The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense

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Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio outperformed Lipper VUF Mixed-Asset Target Allocation-Growth Index for the one- year period and performance was in line with the three- and five- year periods. It also noted that the Portfolio underperformed its Performance Group for the one-year period but was above the median for the three- and five-year periods and that the Portfolio's performance was below the median of its Performance Universe for the one- and three- year periods and in line with the median for the five-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Moderate Growth Portfolio (subadvised by Ibbotson).  The Board considered that the Portfolio's actual advisory fees were below the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group/Universe. The Board considered that there were too few funds in the Portfolio's Subadvisor Expense Group/Universe to provide a meaningful comparison.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Core Index for the one-year period and outperformed the Index for the three- and five-year periods. The Portfolio was below the median of its Performance Universe for the one-year period and was above the median for the three- and five-year periods. It also noted that the Portfolio was in line with the median of its Performance Group for the one-year period and above the median for the three- and five-year periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. The Board considered SunAmerica's agreement to waive 10 basis points of its advisory fee. In addition, the Board considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe and that there were too few comparable funds in its Subadvisor Expense Group to provide a meaningful comparison. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio outperformed the Lipper VUF Multi-Asset Target Allocation-Growth Index for the one-year period, was below the Index for the three-year period and was in line with the Index for the five-year period. It was also noted that the Portfolio's performance was in line with the median of its Performance Group/Universe for the one- and five-year periods but was below the median for the three-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Cash Management Portfolio (subadvised by BofA Advisors).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were in line with the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Money Market Index and was below the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board also took into account management's discussion of the Portfolio's performance versus its benchmark, the 3-Month T-Bill, management's continued monitoring, and concluded that the Portfolio's performance was being addressed.

•  Diversified Fixed Income Portfolio (advised/subadvised by PineBridge, SunAmerica and Wellington).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were at the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio's underperformed the Lipper VUF Corporate-A Index and was below the median of its Performance Group/Universe for the one-year period and was in line with the Index and the median of its Performance Group/Universe for the three- and five-year periods. The Board considered that the Portfolio is managed by

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multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance issues. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Focus Growth Portfolio (advised/subadvised by SunAmerica, Janus and Marsico).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. The Board also considered that the Portfolio's aggregate subadvisory fees were below the median of the Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index and was above the median of its Performance Group for the one-, three- and five-year periods. It was noted that the Portfolio was above the median of its Performance Universe for the one- and three-year periods and in line with the median for the five-year period. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Focus Growth and Income Portfolio (advised/subadvised by SunAmerica, Marsico and Thornburg).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. The Board also considered that each Subadviser's subadvisory fees were below the median of the Subadvisor Expense Universe.

The Board considered that the Portfolio was in line with the Lipper VUF Large Cap Core Index for the one-year period and was below the median for the three- and five-year periods. The Portfolio was below the median of its Performance Universe for the one-, three- and five-year periods. It was noted that the Portfolio was near the median of its Performance Group for the one-year period and above the median for the three- and five-year periods. The overall Portfolio was subject to heightened scrutiny due to performance of one manager.

The Board considered that on September 17, 2010 the shareholders of the Portfolio had approved the reorganization of the Portfolio into the Focus Growth Portfolio such that following the closing of the reorganization on or about October 4, 2010, all assets and liabilities of the Portfolio would be exchanged for shares of the Focus Growth Portfolio and shareholders in the Portfolio would receive shares of the Focus Growth Portfolio.

•  Focus TechNet Portfolio (advised/subadvised by SunAmerica, BAMCO and RCM Capital).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board also considered that SunAmerica agreed to waive 0.15% of its advisory fee beginning in 2007 and has voluntarily capped the Portfolio expenses.

The Board considered that the Portfolio outperformed the Lipper VUF Science & Technology Index the one- and three-year periods and underperformed the Index for the five-year period. It also noted that the Portfolio's performance was above the median of its Performance Group for the one- and three- year periods and was in line with the median for the five-year period. The Board also considered that the Portfolio's performance was above the median of its Performance Universe for the one-year period, was in line with the median for the three-year period and below the median for the five-year period. The Board considered that the Portfolio is managed by multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance issues. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

The Board considered that on September 17, 2010 the shareholders of the Portfolio had approved the reorganization of the Portfolio into the Focus Growth Portfolio such that following the closing of the reorganization on or about October 4, 2010, all assets and liabilities of the Portfolio would be exchanged for shares of the Focus Growth Portfolio and shareholders in the Portfolio would receive shares of the Focus Growth Portfolio.

•  Focus Value Portfolio (subadvised by J.P. Morgan, Northern Trust and Third Avenue). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of its Subadvisor Expense Universe.

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The Board considered that the Portfolio underperformed the Lipper Multi-Cap Value Index for the one-year period and outperformed the Index for the three- and five-year periods. It noted that the Portfolio was in line with or above the median of its Performance Group for the one-, three- and five-year periods. The Portfolio was below the median of its Performance Universe for the one-year and above the median for the three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  International Equity Portfolio (subadvised by PineBridge, Janus and Lord Abbett).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio underperformed the Lipper VUF International Core Index for the one-, three- and five-year periods. It noted that the Portfolio's performance was slightly above the median of its Performance Group for the one-year period, slightly below the median for the three-year period and was at the median for the five-year period. In addition, the Board considered that the Portfolio's performance was slightly below the median of it is Performance Universe for the one-year period and was in line with the median for the thee- and five-year periods. The Board took into account management's discussion of each Subadviser's performance, the recent change of subadviser, and management's monitoring efforts and concluded that the Portfolio's performance was being addressed.

•  Large Cap Composite Portfolio (advised/subadvised by SunAmerica and T. Rowe Price).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board also considered that management has voluntarily capped the Portfolio's expenses.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Core Index for the one-, three- and five-year periods. It noted that the Portfolio's performance was above the median of its Performance Group for the one-year period, below the median for the three-year period and in line with the median for the five-year period. In addition, the Board considered that the Portfolio was below the median of its Performance Universe for the one-year period and in line with the median for the one-, three- and five-year periods. The Board considered that the Portfolio is managed by multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance issues. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

The Board considered that on September 17, 2010 the shareholders of the Portfolio had approved the reorganization of the Portfolio into the Large Cap Growth Portfolio such that following the closing of the reorganization on or about October 4, 2010, all assets and liabilities of the Portfolio would be exchanged for shares of the Large Cap Growth Portfolio and shareholders in the Portfolio would receive shares of the Large Cap Growth Portfolio.

•  Large Cap Growth Portfolio (advised/subadvised by SunAmerica, GSAM and Janus).  The Board considered that the Portfolio's actual advisory fees above the median of its Expense Group/Universe and its total expenses were above the median of its Expense Group and below the median of its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were in line with the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Large Cap Growth Index for the one-year period and outperformed the Index for the three- and five-year periods. It noted that the Portfolio's performance was below the median of its Performance Group for the one-year period and was in line with the median for three- and five-year periods. In addition, the Board considered that the Portfolio's performance was below the median of its Performance Universe for the one-year period and above the median for the three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Large Cap Value Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and Wellington).  The Board considered that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio's total

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expenses were above the median of its Expense Group but in line with the median of its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Value Index and was above the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Growth Portfolio (advised/subadvised by SunAmerica, T. Rowe Price and Wellington.  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

Management reported that the Portfolio underperformed the Lipper VUF Mid-Cap Growth Index for the one- and three-year periods and was in line with the Index for the five-year period. In addition, the Board considered that the Portfolio's performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Value Portfolio (advised/subadvised by SunAmerica, GSAM and Lord Abbett).  The Board considered that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe and that its total expenses were above the median of its Expense Group and in line with the median of its Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of its Subadvisor Expense Universe.

The Board considered that the Portfolio outperformed the Lipper VUF Mid-Cap Value Index for the one-year period and underperformed the Index for the three- and five-year periods. It considered that the Portfolio was above the median of its Performance Group for the one-year period and was below the median for the three- and five-year periods. It also considered that the Portfolio's performance was in line with the median of its Performance Universe for the one-year period and was below the median for the three-year period. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Growth Portfolio (components advised/subadvised by Janus, SunAmerica, Lord Abbett, PineBridge and Wellington).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Cap Growth Index and was below the median of its Performance Group/Universe for the one-year period but outperformed the index and was above the median for the three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Income Portfolio (components advised/subadvised by Janus, Lord Abbett, PineBridge and Wellington).  The Board considered that the Portfolio's actual advisory fees and total expense were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio outperformed the Lipper Intermediate Investment Grade Debt Index and was above the median of its Performance Universe for the one-year period, underperformed the Index and was below the median for the three-year period and was in line with the Index and the median of its Performance Universe for the

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five-year period. The Portfolio's performance was above the median of its Performance Group for the one-year period and in line with the median for the three- and five-year periods The Board considered management's report on each Subadviser's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Multi-Managed Income/Equity Portfolio (components advised/subadvised by Janus, Lord Abbett, PineBridge and Wellington).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Asset Target Allocation-Conservative Index for the one-year period and outperformed the Index for the three- and five-year periods. The Board also considered that the Portfolio's performance was below the median of its Performance Group for the one-year period, above the median for the three-year period and in line with the median for the five-year period. It was also noted that the Portfolio's performance was above the median of its Performance Universe for the one-, three- and five-year periods. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

•  Multi-Managed Moderate Growth Portfolio (components advised/subadvised by Janus, Lord Abbett, PineBridge, SunAmerica and Wellington).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

The Board considered that the Portfolio underperformed the Lipper VUF Multi-Asset Target Allocation-Moderate Index for the one-year period but outperformed the Index for the three- and five-year periods. It was also noted that the Portfolio's performance was above the median of its Performance Group for the one-, three- and five-year periods and was in line with the median of its Performance Universe for the one-year period but was above the median for the three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to performance. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

•  Real Return Portfolio (subadvised by Wellington).  The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Expense Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of Subadvisor Expense Universe.

Management reported that the Portfolio underperformed the Lipper VUF General Bond Index and was at the median of its Performance Universe for the one-year periods. It was noted that the Portfolio changed its investment objective and investment strategy in January 2010 and that performance for prior periods represent the performance of the prior investment strategy. The Board considered management's discussion of the Portfolio's performance and concluded that management is addressing the Portfolio's performance.

•  Small Cap Portfolio (advised/subadvised by SunAmerica and ClearBridge Advisors LLC). The Board considered that the Portfolio's actual advisory fees were above the median of its Expense Group/Universe and that the Portfolio's total expenses were above the median of its Expense Group but slightly below the median of its Expense Universe. The Board additionally noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Group/Universe.

The Board considered that the Portfolio underperformed the Lipper VUF Small Cap Core Index and was below the median of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple subadvisers and that one subadviser has been subjected to heightened monitoring by management due to

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performance. The Board considered management's discussions and concluded that the Portfolio's performance was satisfactory.

•  Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

The Board considered that the Portfolio outperformed the Lipper VUF Large Cap Growth Index and was above the median of its Performance Group/Universe for the one- and five-year periods and underperformed the Index and was below the medians for the three- year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the "Life Companies").

In connection with benefits derived from the Trust, the Board considered the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of SunAmerica Capital Services, Inc. to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

Profitability and Economies of Scale. The Board received information related to SunAmerica's profitability with respect to the services it provides to the Trust's Portfolios. The profitability analysis reflected the relationship between SunAmerica and SunAmerica Annuity and Life Assurance Company ("'SAAL") that provides that SAAMCo contribute to SAAL, its profits earned through its management role to the Trust. The Board also considered that SunAmerica has entered into agreements with First SunAmerica Life Insurance Company ("FSLIC") wherein SunAmerica pays FSLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its

SEASONS SERIES TRUST
APPROVAL OF ADVISORY CONTRACTS — (unaudited) (continued)

assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions. In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST

Supplement to the Prospectus dated July 28, 2010

Focus TechNet Portfolio
Focus Growth and Income Portfolio
Large Cap Composite Portfolio

Focus Growth Portfolio
Large Cap Growth Portfolio

Effective October 4, 2010, the Focus TechNet Portfolio, the Focus Growth and Income Portfolio, and the Large Cap Composite Portfolio (each, a "Target Portfolio"), were reorganized into another existing Portfolio of Seasons Series Trust (each, an "Acquiring Portfolio"), as approved by shareholders at the Special Meeting of Shareholders held September 17, 2010. Each transaction is referred to as a "Reorganization." The Target Portfolio and the Acquiring Portfolio for each Reorganization are shown in the table below.

Target Portfolios	Acquiring Portfolios
Focus TechNet Portfolio	Focus Growth Portfolio

Focus Growth and Income Portfolio	Focus Growth Portfolio

Large Cap Composite Portfolio	Large Cap Growth Portfolio

In each Reorganization, all of the Target Portfolio's assets and liabilities were transferred to the respective Acquiring Portfolio in exchange for shares of the Acquiring Portfolio. Shareholders of the Target Portfolio received shares of the respective Acquiring Portfolio, the total value of which was equal to the total value of their shares of the Target Portfolio on the date of the Reorganization. Each Target Portfolio ceased operations after its respective Reorganization.

Date: October 4, 2010

* Not Part of Financial Statements *

SEASONS SERIES TRUST

Proxy voting results—special meeting of the shareholders

Large Cap Composite Portfolio. At a special meeting of shareholders held on September 17, 2010 (the "Meeting"), shareholders of the Large Cap Composite Portfolio (the "Target Portfolio"), a series of Seasons Series Trust (the "Trust"), approved an Agreement and Plan of Reorganization (the "Reorganization Agreement"). Effective October 4, 2010, pursuant to the Reorganization Agreement, the Target Portfolio would transfer all of its assets to the Focus Growth Portfolio (the 'Acquiring Portfolio"), a series of the Trust, in exchange for the assumption by the Acquiring Portfolio of substantially all of the liabilities of the Target Portfolio and Class 1, Class 2 and Class 3 shares of the Acquiring Portfolio, after which those shares will be distributed by the Target Portfolio to the holders of its shares. The shares of the Target Portfolio were voted as follows:

Final Vote:

	For	Against	Abstain	Total
Large Cap Composite Portfolio	2,652,323	146,521	90,638	2,889,482

Focus Growth and Income Portfolio and Focus TechNet Portfolio. At a special meeting of shareholders held on September 17, 2010 (the "Meeting"), shareholders of the Focus Growth and Income Portfolio and Focus TechNet Portfolio (each a "Target Portfolio"), each a series of Seasons Series Trust (the "Trust"), approved Agreements and Plans of Reorganization (the "Reorganization Agreements"). Effective October 4, 2010, pursuant to the Reorganization Agreements, a Target Portfolio would transfer all of its assets to the Focus Growth Portfolio (the 'Acquiring Portfolio"), a series of the Trust, in exchange for the assumption by the Acquiring Portfolio of substantially all of the liabilities of the Target Portfolio and Class 2 and Class 3 shares of the Acquiring Portfolio, after which those shares will be distributed by the Target Portfolio to the holders of its shares. The shares of the Target Portfolios were voted as follows:

Final Vote:

	For	Against	Abstain	Total
Focus Growth and Income Portfolio	5,108,672	98,381	641,957	5,849,010
Focus TechNet Portfolio	5,138,155	234,724	187,286	5,560,165

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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1 SunAmerica Center
Los Angeles, CA 90067-6022

CHANGE SERVICE REQUESTED

J-1906-SAR.7 (11/10)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: December 8, 2010